UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 4.4%
AES Tiete Energia SA	1,069,600	$4,286,908
Aliansce Shopping Centers SA(a)	798,900	4,164,986
Alupar Investimento SA	1,248,024	6,613,363
Ambev SA	31,855,300	200,380,899
Arezzo Industria e Comercio SA	447,078	6,320,782
Atacadao Distribuicao Comercio e Industria Ltda(a)	2,144,096	9,964,454
B2W Cia. Digital(a)	1,467,027	7,715,525
B3 SA — Brasil Bolsa Balcao	14,037,578	99,811,324
Banco Bradesco SA	6,355,666	59,074,540
Banco do Brasil SA	5,863,300	53,690,858
Banco Santander Brasil SA, Units	2,833,500	25,053,740
BB Seguridade Participacoes SA	4,671,100	38,414,921
BR Malls Participacoes SA	5,575,565	20,623,705
BR Properties SA	873,600	2,940,064
BRF SA(a)	3,106,000	36,566,890
CCR SA	8,140,800	39,427,525
Centrais Eletricas Brasileiras SA(a)	1,588,900	9,105,124
Cia. de Saneamento Basico do Estado de Sao Paulo	2,272,600	22,736,430
Cia. de Saneamento de Minas Gerais-Copasa MG	511,700	6,403,099
Cia. Energetica de Minas Gerais(a)	796,974	1,601,995
Cia. Hering	888,236	6,899,897
Cia. Siderurgica Nacional SA(a)	4,297,400	9,676,874
Cielo SA	8,212,096	57,536,178
Cosan SA Industria e Comercio	1,203,900	13,197,411
CPFL Energia SA	905,800	5,816,963
CVC Brasil Operadora e Agencia de Viagens SA	818,600	11,262,794
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,909,100	7,114,223
Duratex SA	2,442,629	6,598,872
EcoRodovias Infraestrutura e Logistica SA	1,786,647	6,575,910
EDP — Energias do Brasil SA	2,067,400	8,728,811
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	812,400	3,976,870
Embraer SA	4,582,800	21,943,038
Engie Brasil Energia SA	887,300	9,618,185
Equatorial Energia SA	1,371,576	26,835,639
Estacio Participacoes SA	1,892,800	17,749,524
Ez Tec Empreendimentos e Participacoes SA	568,439	3,782,637
Fibria Celulose SA	1,702,200	23,524,055
Fleury SA	1,183,300	9,496,087
Gafisa SA(a)	1	6
Hypermarcas SA	2,267,701	22,791,488
Iguatemi Empresa de Shopping Centers SA	645,831	7,581,623
Instituto Hermes Pardini SA	130,099	1,235,513
Iochpe Maxion SA	719,409	4,683,807
JBS SA	5,634,600	13,636,128
JSL SA(a)	866,700	2,126,643
Klabin SA, Units	4,051,800	22,127,774
Kroton Educacional SA	9,422,856	52,238,688
Light SA(a)	655,800	3,230,344
Linx SA	949,200	6,040,496
Localiza Rent A Car SA	3,443,133	21,100,185
Lojas Renner SA	4,939,960	51,281,274
M. Dias Branco SA	775,600	11,105,425
Magazine Luiza SA	539,300	9,375,257
Magnesita Refratarios SA	401,760	6,313,108
Marfrig Global Foods SA(a)	1,872,200	3,923,687

Security	Shares	Value
Brazil (continued)
Minerva SA	1,099,500	$3,649,862
MRV Engenharia e Participacoes SA	2,107,111	8,606,374
Multiplan Empreendimentos Imobiliarios SA	530,211	11,280,671
Multiplus SA	417,300	4,450,689
Natura Cosmeticos SA	1,232,900	10,999,346
Odontoprev SA	1,965,800	9,171,929
Petroleo Brasileiro SA(a)	20,120,700	98,187,292
Porto Seguro SA	877,800	9,622,632
Qualicorp SA	1,614,600	15,150,614
Raia Drogasil SA	1,615,700	43,500,566
Rumo SA(a)	7,398,220	29,470,651
Sao Martinho SA	1,424,340	7,451,802
SLC Agricola SA	586,300	3,992,975
Smiles Fidelidade SA	468,700	10,754,933
Sonae Sierra Brasil SA	351,200	2,578,798
Sul America SA, Units	1,403,732	7,683,269
Suzano Papel e Celulose SA	2,978,499	15,956,407
TIM Participacoes SA	5,903,000	21,311,121
TOTVS SA	719,200	6,660,604
Transmissora Alianca de Energia Eletrica SA, Units	1,266,400	8,245,064
Ultrapar Participacoes SA	2,427,400	52,135,071
Vale SA	21,170,763	227,609,182
Via Varejo SA(a)	763,845	5,106,322
WEG SA	3,774,060	26,418,997

		1,784,017,717
Chile — 1.0%
AES Gener SA	20,924,880	6,130,832
Aguas Andinas SA, Series A	17,162,672	9,866,026
Banco de Chile	180,084,567	24,924,863
Banco de Credito e Inversiones	295,052	17,657,659
Banco Santander Chile	452,456,973	30,944,752
CAP SA	555,469	5,185,338
Cencosud SA	9,525,917	23,326,165
Cia. Cervecerias Unidas SA	1,022,298	12,945,825
Cia. Sud Americana de Vapores SA(a)	128,167,795	5,639,359
Colbun SA	56,449,777	11,475,934
Empresa Nacional de Telecomunicaciones SA	1,005,327	9,712,744
Empresas CMPC SA	8,175,661	23,185,389
Empresas COPEC SA	3,073,900	41,223,090
Enel Americas SA	198,799,101	38,382,992
Enel Chile SA	136,638,148	14,658,862
Enel Generacion Chile SA	22,800,257	18,597,347
Engie Energia Chile SA	3,558,277	6,575,119
Inversiones Aguas Metropolitanas SA	3,397,692	5,348,350
Inversiones La Construccion SA	401,459	6,111,724
Itau CorpBanca	987,801,731	7,821,832
LATAM Airlines Group SA	2,017,898	25,322,715
Parque Arauco SA	4,474,991	11,787,673
SACI Falabella	4,809,292	40,261,198
Salfacorp SA	4,899,571	6,630,491
SONDA SA	3,500,147	6,010,010
Vina Concha y Toro SA	3,269,233	5,695,783

		415,422,072
China — 28.6%
21Vianet Group Inc., ADR(a)(b)	618,586	4,416,704
361 Degrees International Ltd.	7,610,000	2,669,765
3SBio Inc.(a)(b)(c)	9,175,000	17,856,137
51job Inc., ADR(a)(b)	227,395	13,075,213
58.com Inc., ADR(a)(b)	623,501	44,729,962

1

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
AAC Technologies Holdings Inc.	5,024,500	$100,551,759
Agile Group Holdings Ltd.	12,176,500	17,554,914
Agricultural Bank of China Ltd., Class H	174,402,000	81,058,009
AGTech Holdings Ltd.(a)(b)	23,164,000	4,063,235
Air China Ltd., Class H	12,214,000	13,105,083
Ajisen China Holdings Ltd.	8,123,000	3,848,186
Alibaba Group Holding Ltd., ADR(a)(b)	7,761,540	1,374,413,503
Alibaba Health Information Technology Ltd.(a)(b)	25,322,000	12,482,356
Alibaba Pictures Group Ltd.(a)(b)	103,830,000	13,958,862
Aluminum Corp. of China Ltd., Class H(a)(b)	28,570,000	18,948,631
Anhui Conch Cement Co. Ltd., Class H	8,545,000	41,028,079
Anhui Expressway Co. Ltd., Class H	3,548,000	2,902,835
ANTA Sports Products Ltd.	7,772,000	34,828,814
APT Satellite Holdings Ltd.	6,050,000	2,726,691
Asia Cement China Holdings Corp.	5,587,500	1,974,533
Autohome Inc., ADR(a)	372,283	20,613,310
AVIC International Holding HK Ltd.(a)(b)	51,490,000	3,065,587
AviChina Industry & Technology Co. Ltd., Class H(b)	15,455,000	8,093,384
Baidu Inc., ADR(a)	1,842,338	439,545,000
Bank of China Ltd., Class H	530,564,000	257,463,005
Bank of Communications Co. Ltd., Class H	56,036,000	41,469,883
Baozun Inc., ADR(a)(b)	201,576	5,714,680
Beijing Capital International Airport Co. Ltd., Class H	10,782,000	15,930,998
Beijing Capital Land Ltd., Class H	8,406,000	4,197,511
Beijing Enterprises Holdings Ltd.	3,367,500	19,402,512
Beijing Enterprises Medical & Health Group Ltd.(a)(b)	61,104,000	2,972,974
Beijing Enterprises Water Group Ltd.(a)	33,082,000	25,838,032
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,476,000	4,868,946
Bitauto Holdings Ltd., ADR(a)(b)	183,678	5,442,379
Bosideng International Holdings Ltd.	39,978,000	3,480,710
Brilliance China Automotive Holdings Ltd.	20,724,000	54,395,790
Byd Co. Ltd., Class H(b)	4,362,000	38,676,154
BYD Electronic International Co. Ltd.	5,166,000	12,368,979
C C Land Holdings Ltd.(a)(b)	20,321,500	4,293,165
Carnival Group International Holdings Ltd.(a)	120,000	5,915
CGN Power Co. Ltd., Class H(c)	74,326,000	20,270,208
Changyou.com Ltd., ADR(a)	68,547	2,500,595
Chaowei Power Holdings Ltd.(b)	7,617,000	3,696,247
Cheetah Mobile Inc., ADR(a)(b)	395,743	5,037,808
China Aerospace International Holdings Ltd.(b)	33,796,000	4,024,261
China Agri-Industries Holdings Ltd.	16,940,200	7,027,509
China Aircraft Leasing Group Holdings Ltd.(b)	3,299,000	3,446,754
China Animal Healthcare Ltd.(a)(b)(d)	1,237,000	39,596
China Aoyuan Property Group Ltd.(b)	16,876,000	9,248,070
China BlueChemical Ltd., Class H	15,056,000	4,183,186
China Cinda Asset Management Co. Ltd., Class H	60,697,000	22,537,361
China CITIC Bank Corp. Ltd., Class H	56,188,000	36,330,619
China Communications Construction Co. Ltd., Class H	29,985,000	33,477,914
China Communications Services Corp. Ltd., Class H	17,882,000	11,356,267
China Conch Venture Holdings Ltd.(b)	11,485,000	25,292,822
China Construction Bank Corp., Class H	571,715,000	498,499,289
China Datang Corp. Renewable Power Co. Ltd., Class H	26,368,000	3,106,010
China Dongxiang Group Co. Ltd.(b)	30,913,000	5,541,241
China Everbright Bank Co. Ltd., Class H	17,802,000	8,251,164
China Everbright International Ltd.(b)	17,307,000	23,223,139
China Everbright Ltd.	6,572,000	14,658,298

Security	Shares	Value
China (continued)
China Everbright Water Ltd.(b)	8,709,500	$2,909,633
China Evergrande Group(a)(b)	23,168,000	76,532,534
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	705,391
China First Capital Group Ltd.(a)	13,812,000	6,348,759
China Foods Ltd.(b)	9,008,000	4,451,983
China Galaxy Securities Co. Ltd., Class H	22,291,500	17,495,953
China Gas Holdings Ltd.	12,112,000	37,219,021
China Huarong Asset Management Co. Ltd., Class H(c)	61,466,000	28,174,474
China Huishan Dairy Holdings Co. Ltd.(a)(b)(d)	24,768,000	32
China Huiyuan Juice Group Ltd.(a)(b)	9,489,500	2,867,432
China Innovationpay Group Ltd.(a)(b)	51,064,000	2,746,009
China Internet Nationwide Financial Services Inc.	74,386	4,324,802
China Investment Fund International Holdings Co. Ltd.	1,760,000	1,971,781
China Jinmao Holdings Group Ltd.(b)	27,370,000	12,370,503
China Lesso Group Holdings Ltd.	9,407,000	6,010,208
China Life Insurance Co. Ltd., Class H	49,738,000	161,437,390
China Lilang Ltd.	5,654,000	4,625,882
China Logistics Property Holdings Co. Ltd.(a)(b)	7,379,000	2,380,871
China Longyuan Power Group Corp. Ltd., Class H	21,605,000	14,550,498
China Lumena New Materials Corp.(a)(b)(d)	2,584,000	3
China Maple Leaf Educational Systems Ltd.(b)	5,184,000	5,509,103
China Medical System Holdings Ltd.	9,399,000	19,639,917
China Mengniu Dairy Co. Ltd.	18,907,000	48,028,844
China Merchants Bank Co. Ltd., Class H	26,311,964	103,089,050
China Merchants Land Ltd.(b)	18,008,000	3,274,098
China Merchants Port Holdings Co. Ltd.	8,778,000	22,646,885
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class H	35,742,100	36,015,765
China Mobile Ltd.	41,858,500	424,737,667
China Molybdenum Co. Ltd., Class H	25,638,000	15,986,410
China National Building Material Co. Ltd., Class H(b)	19,564,000	17,985,393
China National Materials Co. Ltd., Class H	10,048,000	7,693,406
China Oil & Gas Group Ltd.(b)	53,468,000	3,833,715
China Oilfield Services Ltd., Class H	13,560,000	12,500,576
China Overseas Grand Oceans Group Ltd.(b)	8,235,000	4,375,720
China Overseas Land & Investment Ltd.	25,422,000	80,723,362
China Pacific Insurance Group Co. Ltd., Class H	17,533,800	83,625,778
China Petroleum & Chemical Corp., Class H	168,640,200	120,485,047
China Power Clean Energy Development Co. Ltd.(b)	4,334,000	2,330,645
China Power International Development Ltd.	25,976,000	6,984,405
China Railway Construction Corp. Ltd., Class H	13,225,000	15,646,078
China Railway Group Ltd., Class H	26,713,000	19,940,180
China Resources Beer Holdings Co. Ltd.	11,184,000	30,715,833
China Resources Gas Group Ltd.	6,150,000	23,741,069
China Resources Land Ltd.	18,629,777	53,550,292
China Resources Pharmaceutical Group Ltd.(c)	6,604,500	8,760,675
China Resources Phoenix Healthcare Holdings Co. Ltd.(b)	5,390,500	6,901,872
China Resources Power Holdings Co. Ltd.	12,648,000	23,805,485
China SCE Property Holdings Ltd.	14,287,200	6,237,914
China Shenhua Energy Co. Ltd., Class H	22,622,500	55,671,359
China Shineway Pharmaceutical Group Ltd.	4,540,000	4,162,045
China Singyes Solar Technologies Holdings Ltd.(b)	7,411,000	2,571,485
China South City Holdings Ltd.(b)	22,512,000	5,505,355
China Southern Airlines Co. Ltd., Class H	11,984,000	10,710,138
China State Construction International Holdings Ltd.(b)	13,430,000	17,436,199
China Suntien Green Energy Corp. Ltd., Class H	17,613,000	4,352,397

2

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Taiping Insurance Holdings Co. Ltd.	11,240,708	$42,457,413
China Telecom Corp. Ltd., Class H	91,362,000	44,334,586
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	15,184,000	8,009,792
China Travel International Investment Hong Kong Ltd.	19,128,000	6,196,236
China Unicom Hong Kong Ltd.(a)	40,290,000	58,395,790
China Vanke Co. Ltd., Class H	8,307,487	30,261,454
China Water Affairs Group Ltd.(b)	8,520,000	6,796,190
China Yuhua Education Corp Ltd.(c)	5,168,000	2,474,754
China ZhengTong Auto Services Holdings Ltd.	6,759,500	7,036,278
Chinasoft International Ltd.(b)	15,974,000	10,328,634
Chong Sing Holdings FinTech Group Ltd.(a)(b)	111,744,000	14,879,742
Chongqing Changan Automobile Co. Ltd., Class B	12,800	12,062
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,691,000	11,109,988
CIFI Holdings Group Co. Ltd.	24,232,000	13,372,247
CIMC Enric Holdings Ltd.(a)(b)	6,448,000	4,532,473
CITIC Ltd.	38,290,000	54,222,350
CITIC Resources Holdings Ltd.(b)	27,262,000	2,932,073
CITIC Securities Co. Ltd., Class H	14,804,500	32,034,525
CNOOC Ltd.	120,010,000	162,570,203
Colour Life Services Group Co. Ltd.(b)	5,580,000	3,500,807
Comba Telecom Systems Holdings Ltd.(b)	20,117,524	4,353,104
Concord New Energy Group Ltd.(b)	83,390,000	3,843,743
Coolpad Group Ltd.(a)(b)(d)	22,836,000	204,671
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	8,282,000	3,255,453
COSCO SHIPPING Ports Ltd.	11,908,000	11,999,175
Country Garden Holdings Co. Ltd.	38,730,733	60,995,623
CPMC Holdings Ltd.(b)	5,119,000	4,247,154
CRRC Corp. Ltd., Class H	26,409,750	24,075,878
CSPC Pharmaceutical Group Ltd.	30,756,000	61,037,874
CT Environmental Group Ltd.(b)	23,012,000	3,830,324
Ctrip.com International Ltd., ADR(a)(b)	2,642,230	121,753,958
Dah Chong Hong Holdings Ltd.(b)	8,931,000	4,253,837
Dawnrays Pharmaceutical Holdings Ltd.	5,756,000	3,095,337
Dazhong Transportation Group Co. Ltd., Class B	6,280,375	4,302,057
Digital China Holdings Ltd.(a)(b)	7,303,000	3,880,496
Dongfeng Motor Group Co. Ltd., Class H	18,254,000	22,951,305
Dongjiang Environmental Co. Ltd., Class H(b)	2,185,900	3,196,202
Eastern Communications Co. Ltd., Class B	3,285,300	2,138,730
ENN Energy Holdings Ltd.	5,266,000	38,398,338
Fang Holdings Ltd., ADR(a)(b)	1,779,666	8,257,650
Fantasia Holdings Group Co. Ltd.	28,617,000	3,957,179
Far East Horizon Ltd.	15,163,000	13,823,021
FDG Electric Vehicles Ltd.(a)(b)	127,320,000	5,705,616
First Tractor Co. Ltd., Class H(b)	6,270,000	2,601,060
Fosun International Ltd.(b)	17,433,000	36,159,714
Fu Shou Yuan International Group Ltd.	8,910,000	7,038,834
Fufeng Group Ltd.	12,795,400	8,830,402
Fullshare Holdings Ltd.(b)	44,960,000	18,823,999
Future Land Development Holdings Ltd.	5,544,000	3,165,891
Fuyao Glass Industry Group Co. Ltd., Class H(c)	3,598,000	13,820,389
GCL New Energy Holdings Ltd.(a)	17,842,000	1,439,203
GCL-Poly Energy Holdings Ltd.(a)(b)	91,941,000	14,832,611
GDS Holdings Ltd., ADR(a)	177,932	3,638,709
Geely Automobile Holdings Ltd.	34,526,000	120,241,121
Genscript Biotech Corp.	1,472,000	1,871,522
GF Securities Co. Ltd., Class H	8,836,800	17,718,405

Security	Shares	Value
China (continued)
Glorious Property Holdings Ltd.(a)(b)	25,494,000	$2,317,577
Golden Eagle Retail Group Ltd.(b)	5,253,000	6,369,352
GOME Retail Holdings Ltd.(b)	85,338,000	9,615,303
Great Wall Motor Co. Ltd., Class H(b)	21,186,500	24,793,809
Greatview Aseptic Packaging Co. Ltd.	11,306,000	7,773,581
Greentown China Holdings Ltd.(b)	5,475,000	6,266,997
Guangdong Investment Ltd.	19,700,000	26,484,597
Guangdong Land Holdings Ltd.(a)	8,664,000	1,763,817
Guangzhou Automobile Group Co. Ltd., Class H	14,732,000	36,970,526
Guangzhou R&F Properties Co. Ltd., Class H	6,765,200	14,465,550
Haier Electronics Group Co. Ltd.	8,866,000	23,725,308
Haitian International Holdings Ltd.	4,969,000	14,537,611
Haitong Securities Co. Ltd., Class H	21,681,200	32,312,766
Hanergy Thin Film Power Group Ltd.(a)(d)	8,046	—
Hangzhou Steam Turbine Co. Ltd., Class B(a)	2,717,801	2,675,974
Harbin Electric Co. Ltd., Class H	6,602,000	2,781,053
HC International Inc.(b)	4,112,500	3,148,799
Hengan International Group Co. Ltd.	5,018,000	48,925,853
HengTen Networks Group Ltd.(a)	72,272,000	2,822,330
Hi Sun Technology China Ltd.(a)	22,635,000	4,579,050
Hisense Kelon Electrical Holdings Co. Ltd., Class H	3,026,000	3,328,127
Hopson Development Holdings Ltd.	5,430,000	5,123,953
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(d)	22,424,288	1,148,462
Hua Hong Semiconductor Ltd.(c)	3,367,000	5,914,732
Huabao International Holdings Ltd.	8,578,000	5,513,503
Huadian Fuxin Energy Corp. Ltd., Class H	18,382,000	4,565,962
Huaneng Power International Inc., Class H	27,290,000	17,470,743
Huaneng Renewables Corp. Ltd., Class H	33,556,000	10,698,118
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	1,566,203	2,623,390
Huatai Securities Co. Ltd., Class H(c)	10,865,600	21,981,061
Hutchison China MediTech Ltd.(a)	51,813	3,547,164
IGG Inc.(b)	8,410,000	8,237,497
iKang Healthcare Group Inc., ADR(a)(b)	424,322	6,212,074
Industrial & Commercial Bank of China Ltd., Class H	499,966,000	388,567,978
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,499,803	11,831,726
JA Solar Holdings Co. Ltd., ADR(a)	450,507	3,356,277
JD.com Inc., ADR(a)(b)	4,414,654	165,328,792
Jiangsu Expressway Co. Ltd., Class H	9,096,000	12,461,550
Jiangxi Copper Co. Ltd., Class H	9,122,000	14,202,392
JinkoSolar Holding Co. Ltd.(a)(b)	198,149	4,862,576
Ju Teng International Holdings Ltd.	8,744,000	2,619,774
Jumei International Holding Ltd., ADR(a)	918,764	2,884,919
Kaisa Group Holdings Ltd.(a)	19,329,000	10,270,588
Kama Co. Ltd.(a)	2,830,800	2,762,861
Kingboard Chemical Holdings Ltd.	4,894,700	28,076,433
Kingboard Laminates Holdings Ltd.	7,118,000	11,793,158
Kingdee International Software Group Co. Ltd.(a)(b)	15,360,000	7,984,635
Kingsoft Corp. Ltd.(b)	5,215,000	14,823,308
Konka Group Co. Ltd., Class B(a)	7,173,568	2,828,940
KuangChi Science Ltd.(a)(b)	13,290,000	4,356,150
Kunlun Energy Co. Ltd.(b)	22,814,000	19,717,101
KWG Property Holding Ltd.(b)	9,099,500	9,623,553
Lao Feng Xiang Co. Ltd., Class B	1,588,034	5,688,338
Launch Tech Co. Ltd.	1,985,000	2,150,150
Lee & Man Paper Manufacturing Ltd.	11,480,000	13,449,335
Lenovo Group Ltd.(b)	48,040,000	27,310,133
Leyou Technologies Holdings Ltd.(a)	11,155,000	2,742,260

3

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Li Ning Co. Ltd.(a)	11,878,000	$9,231,449
Lianhua Supermarket Holdings Co. Ltd., Class H(a)	5,064,000	1,997,019
Lifetech Scientific Corp.(a)(b)	20,746,000	4,754,723
Livzon Pharmaceutical Group Inc., Class H	1,001,051	7,184,055
Longfor Properties Co. Ltd.	10,363,000	24,334,514
Lonking Holdings Ltd.	17,345,000	6,151,654
Luthai Textile Co. Ltd., Class B	2,690,444	2,928,065
Luye Pharma Group Ltd.(b)	10,358,500	6,856,860
Meitu Inc.(a)(c)	10,418,500	15,100,435
MIE Holdings Corp.(a)	15,864,000	1,360,897
MMG Ltd.(a)(b)	16,703,999	7,635,307
Momo Inc., ADR(a)	730,066	17,521,584
NetDragon Websoft Holdings Ltd.(b)	1,516,500	4,446,474
NetEase Inc., ADR	541,703	178,063,193
New China Life Insurance Co. Ltd., Class H	5,373,500	34,262,925
New Oriental Education & Technology Group Inc., ADR(b)	905,465	76,837,760
Nexteer Automotive Group Ltd.	6,468,000	13,912,883
Nine Dragons Paper Holdings Ltd.	11,721,000	19,449,458
Noah Holdings Ltd., ADR(a)(b)	245,000	9,898,000
North Mining Shares Co. Ltd.(a)(b)	126,700,000	2,222,466
NQ Mobile Inc., ADR(a)(b)	877,249	3,631,811
Panda Green Energy Group Ltd.(a)(b)	36,970,852	5,017,682
Parkson Retail Group Ltd.(b)	22,411,500	3,156,468
PAX Global Technology Ltd.(b)	7,389,000	3,292,325
People’s Insurance Co. Group of China Ltd. (The), Class H	43,951,000	22,622,087
PetroChina Co. Ltd., Class H	139,608,000	93,844,204
Phoenix New Media Ltd., ADR(a)	263,033	1,767,582
Phoenix Satellite Television Holdings Ltd.(b)	23,200,000	3,208,112
PICC Property & Casualty Co. Ltd., Class H	30,487,360	57,772,263
Ping An Insurance Group Co. of China Ltd., Class H	35,313,500	348,152,352
Poly Property Group Co. Ltd.(a)(b)	15,435,000	6,818,103
Pou Sheng International Holdings Ltd.(b)	19,339,000	2,847,539
Q Technology Group Co. Ltd.	1,740,000	3,765,076
Renhe Commercial Holdings Co. Ltd.(a)(b)	138,932,000	4,536,076
Renren Inc., ADR(a)(b)	244,178	2,383,177
Road King Infrastructure Ltd.	3,898,000	6,288,546
Sany Heavy Equipment International Holdings Co. Ltd.(a)(b)	15,994,000	2,539,315
Semiconductor Manufacturing International Corp.(a)(b)	19,409,700	27,088,388
Shandong Airlines Co. Ltd., Class B	1,449,524	2,631,719
Shandong Chenming Paper Holdings Ltd., Class H	3,438,500	6,049,140
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,072,000	8,954,342
Shang Gong Group Co. Ltd., Class B(a)	3,525,800	3,328,355
Shanghai Baosight Software Co. Ltd., Class B	2,114,580	3,188,787
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B(a)	4,315,747	3,310,178
Shanghai Electric Group Co. Ltd., Class H(a)	20,578,000	8,062,365
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,412,000	16,469,796
Shanghai Greencourt Investment Group Co. Ltd., Class B(a)	5,123,610	2,961,447
Shanghai Haixin Group Co., Class B	4,305,200	2,949,062
Shanghai Industrial Holdings Ltd.	3,378,000	9,536,875
Shanghai Industrial Urban Development Group Ltd.(b)	18,316,000	3,939,833
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	11,270,000	3,896,059

Security	Shares	Value
China (continued)
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	1,668,642	$2,224,300
Shanghai Jinjiang International Travel Co. Ltd., Class B	892,200	2,528,495
Shanghai Lingyun Industries Development Co. Ltd., Class B(a)	2,495,634	2,435,739
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,536,853	9,694,153
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,964,600	12,471,570
Shanghai Shibei Hi-Tech Co. Ltd., Class B	4,811,600	2,790,728
Shenzhen Expressway Co. Ltd., Class H	6,044,000	5,827,164
Shenzhen International Holdings Ltd.(b)	6,912,250	12,443,501
Shenzhen Investment Ltd.	22,376,000	9,511,705
Shenzhou International Group Holdings Ltd.(b)	4,784,000	43,183,529
Shimao Property Holdings Ltd.	8,272,500	16,163,267
Shougang Concord International Enterprises Co. Ltd.(a)	190,050,000	5,548,053
Shougang Fushan Resources Group Ltd.	21,332,000	4,424,706
Shui On Land Ltd.	27,104,166	7,391,856
Sihuan Pharmaceutical Holdings Group Ltd.	30,175,000	10,624,728
SINA Corp./China(a)	380,510	37,202,463
Sino Biopharmaceutical Ltd.	30,892,000	40,423,579
Sino Oil And Gas Holdings Ltd.(a)(b)	114,810,000	2,102,101
Sinofert Holdings Ltd.(a)(b)	25,508,000	3,788,543
Sinolink Worldwide Holdings Ltd.(a)(b)	24,556,000	3,112,653
Sino-Ocean Group Holding Ltd.	21,373,000	13,381,728
Sinopec Kantons Holdings Ltd.(b)	8,764,000	5,172,984
Sinopec Shanghai Petrochemical Co. Ltd., Class H	24,539,000	14,547,076
Sinopharm Group Co. Ltd., Class H	7,998,800	31,441,341
Sinosoft Technology Group Ltd.(b)	8,035,600	2,407,532
Sinotrans Ltd., Class H	15,652,000	7,855,860
Sinotrans Shipping Ltd.(b)	15,892,000	3,784,682
Sinotruk Hong Kong Ltd.	2,101,000	2,326,912
Skyfame Realty Holdings Ltd.(a)	4,670,000	2,170,508
Skyworth Digital Holdings Ltd.(b)	14,812,000	6,315,326
SMI Holdings Group Ltd.(b)	11,827,999	6,209,162
SOHO China Ltd.(b)	14,904,000	8,434,570
Sohu.com Inc.(a)	207,618	10,046,635
SSY Group Ltd.	17,602,411	9,916,597
Sun Art Retail Group Ltd.	17,235,500	16,859,904
Sunac China Holdings Ltd.(b)	14,399,000	66,370,131
Sunny Optical Technology Group Co. Ltd.	4,895,000	81,476,787
Superb Summit International Group Ltd.(a)(b)(d)	6,035,000	46,362
TAL Education Group, Class A, ADR	1,954,644	54,495,475
Tarena International Inc., ADR(b)	315,032	4,249,782
TCL Multimedia Technology Holdings Ltd.(b)	5,926,000	3,080,531
Tencent Holdings Ltd.	38,442,200	1,958,976,159
Tian Ge Interactive Holdings Ltd.(b)(c)	4,205,000	3,445,750
Tianjin Capital Environmental Protection Group Co. Ltd., Class H(b)	4,310,000	2,394,996
Tianjin Development Holdings Ltd.	7,442,000	3,458,869
Tianjin Port Development Holdings Ltd.	28,678,000	4,259,363
Tianneng Power International Ltd.(b)	5,776,000	4,903,188
Tibet Water Resources Ltd.(a)(b)	17,475,000	7,584,985
Tingyi Cayman Islands Holding Corp.	13,918,000	21,883,312
Tong Ren Tang Technologies Co. Ltd., Class H(b)	4,647,000	6,509,203
Tongda Group Holdings Ltd.(b)	23,080,000	6,117,078
Towngas China Co. Ltd.(b)	8,759,000	6,986,834
TravelSky Technology Ltd., Class H	6,473,000	17,694,624

4

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Truly International Holdings Ltd.	13,964,000	$6,382,869
Tsingtao Brewery Co. Ltd., Class H	2,522,000	10,236,281
Tuniu Corp., ADR(a)(b)	280,560	2,432,455
Universal Medical Financial & Technical Advisory Services Co. Ltd.(c)	3,189,000	2,960,264
Vinda International Holdings Ltd.(b)	2,137,000	4,345,031
Vipshop Holdings Ltd., ADR(a)	2,804,804	23,083,537
Viva China Holdings Ltd.(a)(b)	25,136,000	2,220,665
Want Want China Holdings Ltd.(b)	35,179,000	27,565,937
Wasion Group Holdings Ltd.	4,718,000	2,343,838
Weibo Corp., ADR(a)	320,499	34,793,371
Weichai Power Co. Ltd., Class H	14,013,000	15,627,414
Welling Holding Ltd.	15,496,000	3,928,463
West China Cement Ltd.(a)	22,510,000	3,400,912
Xiamen International Port Co. Ltd., Class H	16,996,000	3,264,193
Xingda International Holdings Ltd.	9,902,000	3,448,496
Xinhua Winshare Publishing and Media Co. Ltd., Class H	3,413,000	2,713,724
Xinyi Solar Holdings Ltd.(b)	22,930,800	8,250,179
Xtep International Holdings Ltd.(b)	8,854,000	3,287,573
Xunlei Ltd., ADR(a)	165,313	2,256,522
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.(c)	836,500	3,962,831
Yanzhou Coal Mining Co. Ltd., Class H	12,848,000	11,992,256
Yirendai Ltd., ADR	78,592	3,132,677
YuanShengTai Dairy Farm Ltd.(a)	13,948,000	526,832
Yuexiu Property Co. Ltd.	51,592,880	9,314,225
Yuexiu REIT	11,910,000	7,929,630
Yuexiu Transport Infrastructure Ltd.(b)	7,988,000	5,788,850
Yum China Holdings Inc.	2,600,702	106,186,663
Yuzhou Properties Co. Ltd.	13,657,400	6,732,349
YY Inc., ADR(a)	302,860	31,252,123
Zhaojin Mining Industry Co. Ltd., Class H(b)	8,358,500	6,517,537
Zhejiang Expressway Co. Ltd., Class H	10,154,000	12,168,887
Zhongsheng Group Holdings Ltd.(b)	4,326,000	8,884,413
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,753,500	21,554,438
Zijin Mining Group Co. Ltd., Class H	40,826,000	14,165,893
ZTE Corp., Class H(a)	5,024,640	17,466,771

		11,706,635,575
Colombia — 0.3%
Almacenes Exito SA	1,282,291	6,988,613
Bancolombia SA	1,287,905	12,427,172
Cementos Argos SA	3,184,931	11,233,016
Corp. Financiera Colombiana SA	877,084	8,498,124
Ecopetrol SA	33,861,127	19,716,506
Grupo Argos SA/Colombia	1,904,250	12,976,107
Grupo de Inversiones Suramericana SA	1,803,381	23,401,440
Interconexion Electrica SA ESP	2,749,563	12,625,054

		107,866,032
Czech Republic — 0.2%
CEZ AS	1,093,133	25,051,975
Komercni Banka AS	599,095	25,154,072
Moneta Money Bank AS(c)	4,346,130	15,700,589
Philip Morris CR AS	8,075	6,109,190

		72,015,826
Egypt — 0.1%
Commercial International Bank Egypt SAE	6,474,214	27,584,747
Egyptian Financial Group-Hermes Holding Co.	5,979,883	8,217,795
Ezz Steel(a)	2,462,428	2,708,566

Security	Shares	Value
Egypt (continued)
Global Telecom Holding SAE(a)	29,400,121	$12,486,634
Heliopolis Housing	977,866	1,607,057
Medinet Nasr Housing	2,831,864	1,673,575
Oriental Weavers	530,206	527,732
Six of October Development & Investment(a)	2,211,021	2,433,280
Telecom Egypt Co.	2,128,052	1,628,307

		58,867,693
Greece — 0.3%
Alpha Bank AE(a)	9,356,916	18,185,450
Athens Water Supply & Sewage Co. SA	277,453	2,034,550
Eurobank Ergasias SA(a)	3,165,907	2,566,911
FF Group(a)(b)	264,311	4,894,298
Hellenic Exchanges-Athens Stock Exchange SA	666,193	3,701,602
Hellenic Telecommunications Organization SA	1,744,490	21,112,431
Holding Co. ADMIE IPTO SA(a)	969,585	2,046,270
JUMBO SA	802,817	12,156,932
Motor Oil Hellas Corinth Refineries SA	492,991	11,862,162
Mytilineos Holdings SA(a)	936,930	10,210,736
National Bank of Greece SA(a)(b)	37,052,419	11,486,656
OPAP SA	1,752,349	21,416,485
Piraeus Port Authority SA	48,329	909,324
Public Power Corp. SA(a)(b)	1,088,985	2,726,747
Titan Cement Co. SA	360,940	8,917,199

		134,227,753
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	2,891,070	5,187,519
MOL Hungarian Oil & Gas PLC	2,611,502	30,343,831
OTP Bank PLC	1,680,447	64,370,532
Richter Gedeon Nyrt	935,190	24,219,280

		124,121,162
India — 9.4%
5Paisa Capital Ltd.(a)	3,969	13,276
ACC Ltd.	412,439	10,668,533
Adani Enterprises Ltd.	2,334,557	5,307,786
Adani Ports & Special Economic Zone Ltd.	5,164,495	31,877,621
Adani Power Ltd.(a)	9,277,016	5,107,538
Adani Transmissions Ltd.(a)	1,124,177	3,202,719
AIA Engineering Ltd.	347,606	7,943,778
Ajanta Pharma Ltd.	277,667	5,899,993
Amara Raja Batteries Ltd.	362,290	4,489,014
Ambuja Cements Ltd.	4,734,542	19,274,461
Apollo Hospitals Enterprise Ltd.	578,649	9,928,030
Apollo Tyres Ltd.	2,081,258	8,091,988
Arvind Ltd.	1,088,901	7,376,426
Ashok Leyland Ltd.	9,060,777	16,560,369
Asian Paints Ltd.	2,059,022	36,618,851
Aurobindo Pharma Ltd.	2,020,423	21,709,834
Avanti Feeds Ltd.	15,170	614,493
Axis Bank Ltd.	11,449,822	95,071,878
Bajaj Auto Ltd.	598,273	30,669,842
Bajaj Finance Ltd.	1,187,641	31,810,102
Bajaj Finserv Ltd.	300,242	24,278,719
Balkrishna Industries Ltd.	356,061	11,851,122
Bata India Ltd.	575,585	6,554,331
Bayer CropScience Ltd./India	103,809	6,500,298
BEML Ltd.	114,155	2,956,027
Bharat Forge Ltd.	1,516,862	16,306,031
Bharat Heavy Electricals Ltd.	6,249,592	8,916,912
Bharat Petroleum Corp. Ltd.	5,358,398	41,870,795

5

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Bharti Airtel Ltd.	8,360,359	$64,368,800
Bharti Infratel Ltd.	4,404,342	26,208,840
Biocon Ltd.	1,291,364	8,654,822
Blue Dart Express Ltd.	69,096	4,406,745
Bosch Ltd.	55,092	17,373,247
Britannia Industries Ltd.	127,783	9,543,297
Cadila Healthcare Ltd.	1,578,661	10,497,067
Canara Bank Ltd.	1,049,239	6,067,133
Care Ratings Ltd.	246,233	5,254,982
Ceat Ltd.	179,398	4,963,771
Century Textiles & Industries Ltd.	301,068	6,125,482
CESC Ltd.	619,405	9,732,478
CG Power and Industrial Solutions Ltd.(a)	3,894,325	5,227,262
Cipla Ltd.	2,576,438	24,010,260
Coal India Ltd.	5,155,768	22,052,742
Container Corp. of India Ltd.	397,815	8,069,820
CRISIL Ltd.	207,022	6,014,329
Crompton Greaves Consumer Electricals Ltd.	3,083,546	12,711,019
Dabur India Ltd.	4,173,944	22,287,359
DCB Bank Ltd.	2,019,263	5,804,442
Dewan Housing Finance Corp. Ltd.	1,251,916	11,970,670
Dish TV India Ltd.(a)	3,977,201	5,030,098
Divi’s Laboratories Ltd.	580,795	9,376,669
Dr. Reddy’s Laboratories Ltd.	806,802	28,579,034
Edelweiss Financial Services Ltd.	2,697,675	12,329,479
Eicher Motors Ltd.	93,898	43,605,558
Escorts Ltd.	312,215	3,477,798
Exide Industries Ltd.	2,138,763	6,801,386
Federal Bank Ltd.	10,687,677	18,340,438
Finolex Cables Ltd.	910,550	9,540,440
GAIL (India) Ltd.	3,603,522	26,176,950
Gateway Distriparks Ltd.	1,040,941	4,048,821
GE T&D India Ltd.	834,865	5,505,344
Glenmark Pharmaceuticals Ltd.	1,125,950	9,850,316
GMR Infrastructure Ltd.(a)	19,761,585	5,623,838
Godrej Consumer Products Ltd.	1,779,384	26,533,463
Godrej Industries Ltd.	747,146	6,695,114
Grasim Industries Ltd.	2,456,945	44,577,853
GRUH Finance Ltd.	1,130,862	8,774,353
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	452,259	3,103,319
Gujarat Pipavav Port Ltd.	1,634,577	3,654,223
Havells India Ltd.	1,990,200	15,719,740
HCL Technologies Ltd.	3,855,115	50,700,024
Hero MotoCorp Ltd.	376,136	21,196,442
Hexaware Technologies Ltd.	1,084,111	5,667,708
Hindalco Industries Ltd.	8,519,442	31,769,538
Hindustan Petroleum Corp. Ltd.	4,341,351	28,055,846
Hindustan Unilever Ltd.	4,548,763	89,765,408
Housing Development & Infrastructure Ltd.(a)	3,245,953	3,151,313
Housing Development Finance Corp. Ltd.	10,237,573	266,053,056
ICICI Bank Ltd.	16,348,221	77,976,045
Idea Cellular Ltd.(a)	10,207,263	14,951,551
IDFC Bank Ltd.	11,657,765	9,925,734
IDFC Ltd.	2,632,404	2,545,447
IFCI Ltd.(a)	7,877,066	3,029,641
IIFL Holdings Ltd.	192,768	1,823,942
India Cements Ltd. (The)	1,655,215	4,462,766
Indiabulls Housing Finance Ltd.	2,247,849	42,037,356
Indiabulls Real Estate Ltd.(a)	1,256,141	4,139,733

Security	Shares	Value
India (continued)
Indiabulls Ventures Ltd.	699,245	$2,952,922
Indian Hotels Co. Ltd. (The)	3,558,575	6,821,338
Indian Oil Corp. Ltd.	4,067,669	24,823,631
Infibeam Incorporation Ltd.(a)	920,152	2,426,673
Infosys Ltd.	12,456,449	188,566,065
IRB Infrastructure Developers Ltd.	1,593,014	5,676,101
ITC Ltd.	23,286,782	92,471,782
Jain Irrigation Systems Ltd.	3,233,575	6,010,297
Jaiprakash Associates Ltd.(a)	11,677,704	3,278,016
Jammu & Kashmir Bank Ltd. (The)(a)	2,317,134	2,655,648
Jindal Steel & Power Ltd.(a)	2,405,535	6,414,884
JSW Steel Ltd.	6,319,557	24,977,343
Jubilant Foodworks Ltd.	303,190	8,347,129
Jubilant Life Sciences Ltd.	583,975	5,947,525
Just Dial Ltd.(a)	338,662	2,784,455
Kajaria Ceramics Ltd.	655,192	7,357,192
Karur Vysya Bank Ltd. (The)	3,543,754	6,259,826
KPIT Technologies Ltd.	1,915,642	5,069,856
L&T Finance Holdings Ltd.	571,287	1,529,220
Larsen & Toubro Ltd.	3,271,369	61,721,215
LIC Housing Finance Ltd.	2,242,874	20,230,390
Lupin Ltd.	1,569,416	19,902,473
Mahanagar Gas Ltd.	96,015	1,650,705
Mahindra & Mahindra Financial Services Ltd.	2,088,189	14,197,613
Mahindra & Mahindra Ltd.	2,614,277	57,027,161
Manappuram Finance Ltd.	3,547,310	5,795,737
Marico Ltd.	3,494,553	16,583,952
Maruti Suzuki India Ltd.	743,039	99,092,225
Max Financial Services Ltd.(a)	1,003,671	8,529,180
Max India Ltd.(a)	1,332,700	2,849,142
Mindtree Ltd.	740,443	6,191,794
Motherson Sumi Systems Ltd.	4,521,600	25,609,310
Mphasis Ltd.	562,031	6,353,792
National Aluminium Co. Ltd.	2,064,050	2,620,076
NCC Ltd./India	3,834,440	7,317,429
Nestle India Ltd.	179,757	21,364,264
NIIT Technologies Ltd.	521,134	5,164,464
NTPC Ltd.	11,633,975	32,684,469
Oil & Natural Gas Corp. Ltd.	9,146,445	25,625,082
Page Industries Ltd.	47,726	16,542,299
PC Jeweller Ltd.	679,357	4,165,908
Persistent Systems Ltd.	498,533	5,058,394
Petronet LNG Ltd.	2,305,440	8,995,793
PI Industries Ltd.	555,458	8,203,946
Piramal Enterprises Ltd.	560,296	24,103,242
Power Finance Corp. Ltd.	4,875,078	9,136,991
PTC India Ltd.	3,816,730	6,878,164
Rain Industries Ltd.	566,569	3,116,217
Rajesh Exports Ltd.	710,543	8,416,761
Rallis India Ltd.	1,228,804	4,676,621
Ramco Cements Ltd. (The)	736,392	7,994,901
Raymond Ltd.	397,062	5,943,614
RBL Bank Ltd.(c)	343,292	2,751,181
Redington India Ltd.	3,030,406	8,931,896
Reliance Capital Ltd.	874,738	5,876,129
Reliance Industries Ltd.	17,785,817	254,195,404
Reliance Infrastructure Ltd.	983,450	6,710,125
Rural Electrification Corp. Ltd.	5,166,399	12,343,111
Shree Cement Ltd.	67,770	18,074,925
Shriram Transport Finance Co. Ltd.	1,036,686	21,343,866

6

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Siemens Ltd.	610,305	$11,335,791
Sintex Plastics Technology Ltd.(a)	3,923,894	4,935,295
Sobha Ltd.	611,436	5,924,235
SRF Ltd.	184,150	5,230,340
State Bank of India	11,792,088	58,585,536
Sterlite Technologies Ltd.	503,450	2,151,062
Strides Shasun Ltd.	401,210	4,970,636
Sun Pharma Advanced Research Co. Ltd.(a)	903,040	6,017,232
Sun Pharmaceutical Industries Ltd.	6,717,351	56,250,522
Sundaram Finance Ltd.	340,027	9,645,260
Suzlon Energy Ltd.(a)	24,554,216	5,312,210
Tata Communications Ltd.	642,630	6,875,284
Tata Consultancy Services Ltd.	3,205,519	131,094,194
Tata Elxsi Ltd.	225,726	3,300,473
Tata Global Beverages Ltd.	3,000,110	13,358,120
Tata Motors Ltd.(a)	10,925,363	68,478,372
Tata Motors Ltd., Class A(a)	2,390,410	8,580,341
Tata Power Co. Ltd. (The)	8,425,896	12,374,881
Tata Steel Ltd.	2,117,447	22,795,066
Tech Mahindra Ltd.	3,253,823	24,688,786
Thermax Ltd.	345,837	5,977,595
TI Financial Holdings Ltd.	735,466	6,446,163
Titan Co. Ltd.	2,368,898	30,085,152
Torrent Power Ltd.	1,181,980	5,249,986
TTK Prestige Ltd.	45,028	4,605,978
Tube Investments of India Ltd.	695,884	2,794,112
TV18 Broadcast Ltd.(a)	5,810,072	5,059,484
Ultratech Cement Ltd.	628,427	40,970,556
Union Bank of India(a)	1,360,087	3,461,388
United Spirits Ltd.(a)	409,483	20,859,310
UPL Ltd.	2,566,220	29,106,777
VA Tech Wabag Ltd.	394,106	3,689,854
Vakrangee Ltd.	1,472,388	16,292,631
Vedanta Ltd.	10,589,327	48,520,730
Vijaya Bank	3,597,866	3,944,931
Voltas Ltd.	993,083	9,804,538
Welspun India Ltd.	2,194,923	2,440,694
Wipro Ltd.	8,508,610	38,518,351
Wockhardt Ltd.	339,173	3,787,818
Yes Bank Ltd.	11,426,450	54,385,507
Zee Entertainment Enterprises Ltd.	3,941,539	34,729,922

		3,838,386,095
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	75,815,500	6,670,150
Adaro Energy Tbk PT	106,877,400	13,432,765
Adhi Karya Persero Tbk PT	20,184,700	2,917,425
AKR Corporindo Tbk PT	14,902,400	6,996,173
Alam Sutera Realty Tbk PT	99,401,900	2,719,112
Aneka Tambang Persero Tbk PT(a)	68,835,043	3,384,245
Astra International Tbk PT	135,016,300	79,606,313
Bank Bukopin Tbk	53,193,700	2,418,611
Bank Central Asia Tbk PT	70,699,300	106,367,792
Bank Danamon Indonesia Tbk PT	25,549,500	9,491,811
Bank Mandiri Persero Tbk PT	127,991,300	70,023,334
Bank Negara Indonesia Persero Tbk PT	53,093,900	31,795,105
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	20,871,500	3,842,232
Bank Rakyat Indonesia Persero Tbk PT	377,907,000	89,685,160
Bank Tabungan Negara Persero Tbk PT	36,061,276	8,531,427
Bumi Resources Tbk PT(a)	157,453,300	3,492,237

Security	Shares	Value
Indonesia (continued)
Bumi Serpong Damai Tbk PT	59,665,300	$7,278,408
Charoen Pokphand Indonesia Tbk PT	53,992,200	11,655,865
Ciputra Development Tbk PT	102,556,227	9,288,140
Eagle High Plantations Tbk PT(a)	112,544,400	1,847,173
Gudang Garam Tbk PT	3,336,700	18,877,789
Hanjaya Mandala Sampoerna Tbk PT	61,767,300	18,722,899
Hanson International Tbk PT(a)	518,286,400	4,176,639
Indika Energy Tbk PT(a)	7,994,600	1,654,952
Indocement Tunggal Prakarsa Tbk PT	11,763,700	16,024,410
Indofood CBP Sukses Makmur Tbk PT	17,604,800	10,998,119
Indofood Sukses Makmur Tbk PT	30,106,300	16,304,055
Inti Agri Resources Tbk PT	118,528,500	2,856,742
Jasa Marga Persero Tbk PT	18,580,480	8,757,250
Kalbe Farma Tbk PT	152,528,300	18,042,679
Kawasan Industri Jababeka Tbk PT	181,662,488	4,029,184
Krakatau Steel Persero Tbk PT(a)	35,321,414	1,185,563
Link Net Tbk PT	10,354,300	3,819,899
Lippo Karawaci Tbk PT	95,093,600	4,042,497
Matahari Department Store Tbk PT	16,912,300	13,253,762
Media Nusantara Citra Tbk PT	44,347,400	4,262,282
Mitra Adiperkasa Tbk PT	8,648,400	4,427,781
Modernland Realty Tbk PT	104,043,500	2,353,786
Pakuwon Jati Tbk PT	169,761,800	7,781,481
Panin Financial Tbk PT(a)	171,875,400	3,049,689
Perusahaan Gas Negara Persero Tbk	75,010,700	9,427,635
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	30,712,400	3,156,161
PP Persero Tbk PT	27,711,250	5,265,260
Ramayana Lestari Sentosa Tbk PT	33,704,100	2,491,801
Salim Ivomas Pratama Tbk PT	37,406,900	1,366,184
Semen Indonesia Persero Tbk PT	20,821,900	14,470,343
Siloam International Hospitals Tbk PT(a)	2,596,671	1,943,760
Sugih Energy Tbk PT(a)	82,105,800	303,511
Summarecon Agung Tbk PT	71,902,100	4,571,626
Surya Citra Media Tbk PT	46,528,300	7,567,815
Tambang Batubara Bukit Asam Persero Tbk PT	5,862,500	4,876,026
Telekomunikasi Indonesia Persero Tbk PT	339,665,200	104,214,888
Timah Persero Tbk PT	35,844,552	2,252,541
Tower Bersama Infrastructure Tbk PT	17,783,300	7,494,071
Unilever Indonesia Tbk PT	10,529,700	38,378,989
United Tractors Tbk PT	11,713,200	29,010,217
Waskita Karya Persero Tbk PT	42,916,300	6,694,765
Wijaya Karya Persero Tbk PT	27,032,323	3,607,374

		883,157,903
Malaysia — 2.4%
AEON Credit Service M Bhd	2,002,900	6,660,824
AirAsia Bhd	11,247,600	8,636,133
Alliance Bank Malaysia Bhd	8,373,700	7,555,680
AMMB Holdings Bhd	11,733,300	11,906,882
Astro Malaysia Holdings Bhd	13,456,000	9,344,673
Axiata Group Bhd(b)	18,679,300	24,345,438
Berjaya Corp. Bhd(a)	33,548,306	3,076,321
Berjaya Sports Toto Bhd(b)	5,473,873	3,105,364
British American Tobacco Malaysia Bhd	1,044,900	9,550,889
Bursa Malaysia Bhd	3,926,200	9,293,463
Cahya Mata Sarawak Bhd(b)	5,677,800	5,511,888
Capitaland Malaysia Mall Trust(b)	13,173,200	4,735,201
Carlsberg Brewery Malaysia Bhd(b)	1,438,100	5,331,115
CIMB Group Holdings Bhd(b)	31,500,100	46,601,199
Dialog Group Bhd	30,620,296	18,044,972

7

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
DiGi.Com Bhd(b)	22,296,200	$25,297,559
DRB-Hicom Bhd(b)	5,031,100	2,103,724
Eastern & Oriental Bhd(b)	8,258,529	2,988,782
Felda Global Ventures Holdings Bhd(b)	12,426,900	5,530,495
Gamuda Bhd(b)	12,318,300	14,729,548
Genting Bhd	15,123,800	32,544,184
Genting Malaysia Bhd(b)	20,886,200	25,996,028
Genting Plantations Bhd	2,135,700	5,483,519
HAP Seng Consolidated Bhd	4,949,100	11,702,604
Hartalega Holdings Bhd(b)	5,111,400	11,948,890
Hong Leong Bank Bhd	5,257,800	19,465,238
Hong Leong Financial Group Bhd	2,021,600	7,939,087
IHH Healthcare Bhd	16,224,900	22,376,436
IJM Corp. Bhd(b)	18,492,200	13,972,588
Inari Amertron Bhd	13,141,600	10,411,733
IOI Corp. Bhd(b)	15,965,000	17,411,395
IOI Properties Group Bhd	15,332,041	7,085,844
Kossan Rubber Industries(b)	2,529,800	4,757,100
KPJ Healthcare Bhd	20,885,200	4,953,819
Kuala Lumpur Kepong Bhd	3,213,500	19,157,631
Lafarge Malaysia Bhd(a)(b)	3,718,900	6,238,331
Magnum Bhd	7,078,900	3,081,169
Mah Sing Group Bhd	11,928,223	4,433,525
Malayan Banking Bhd	26,212,200	59,289,118
Malaysia Airports Holdings Bhd	6,265,700	12,640,182
Malaysia Building Society Bhd(b)	12,386,100	3,361,920
Malaysian Resources Corp. Bhd(b)	22,824,200	5,971,853
Maxis Bhd(b)	13,049,300	18,922,203
MISC Bhd	8,281,600	14,276,875
My EG Services Bhd(b)	17,543,500	9,094,564
Nestle Malaysia Bhd	117,000	2,783,739
OSK Holdings Bhd	9,530,400	2,516,893
Pavilion REIT	10,666,900	4,303,799
Petronas Chemicals Group Bhd	16,392,300	29,662,066
Petronas Dagangan Bhd	1,929,900	11,420,364
Petronas Gas Bhd(b)	4,554,500	17,685,649
Pos Malaysia Bhd	3,143,100	4,073,464
PPB Group Bhd	3,291,400	13,408,662
Press Metal Aluminium Holdings Bhd	4,143,800	5,269,045
Public Bank Bhd	19,211,860	93,487,227
QL Resources Bhd	7,636,695	7,843,042
RHB Bank Bhd	6,279,266	7,523,757
RHB Bank Bhd, New(a)(d)	1,769,000	4
Sapura Energy Bhd(b)	32,636,100	9,975,578
Sime Darby Bhd	15,785,100	9,070,787
Sime Darby Plantation Bhd	15,785,100	19,338,147
Sime Darby Property Bhd	15,785,100	4,631,891
Sunway Bhd(b)	15,408,754	6,141,648
Sunway Construction Group Bhd	6,837,270	4,012,581
Sunway REIT(b)	14,284,800	5,868,313
Supermax Corp. Bhd(b)	5,264,200	2,432,898
Ta Ann Holdings Bhd	3,805,560	3,256,990
Telekom Malaysia Bhd(b)	7,416,800	10,936,130
Tenaga Nasional Bhd	22,491,800	85,028,299
TIME dotCom Bhd	3,200,900	7,161,813
Top Glove Corp. Bhd(b)	5,319,600	8,754,348
UEM Sunrise Bhd(a)(b)	12,271,000	3,150,642
UOA Development Bhd	7,427,800	4,413,633
VS Industry Bhd	1,475,400	1,140,057
WCT Holdings Bhd(a)(b)	9,168,679	3,452,688

Security	Shares	Value
Malaysia (continued)
Westports Holdings Bhd(b)	9,199,700	$7,738,591
YTL Corp. Bhd	28,593,266	8,180,492
YTL Power International Bhd	13,786,100	3,876,761

		985,405,984
Mexico — 3.0%
Alfa SAB de CV	21,060,200	23,509,640
Alsea SAB de CV	3,829,500	12,676,497
America Movil SAB de CV, Series L	227,985,900	195,931,127
Arca Continental SAB de CV	3,123,200	21,420,593
Axtel SAB de CV, CPO(a)(b)	11,756,700	2,552,782
Banregio Grupo Financiero SAB de CV	1,714,500	9,363,127
Bolsa Mexicana de Valores SAB de CV	3,482,300	5,983,507
Cemex SAB de CV, CPO(a)	98,186,786	75,252,261
Coca-Cola Femsa SAB de CV, Series L	3,344,000	22,999,660
Concentradora Fibra Hotelera Mexicana SA de CV(c)	4,563,800	2,967,966
Consorcio ARA SAB de CV	9,509,300	3,495,841
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	4,644,100	4,245,735
Corp Inmobiliaria Vesta SAB de CV	4,286,200	5,395,184
El Puerto de Liverpool SAB de CV, Series C1(b)	1,278,735	8,687,096
Fibra Uno Administracion SA de CV	20,994,900	32,858,835
Fomento Economico Mexicano SAB de CV	13,162,100	119,029,074
Genomma Lab Internacional SAB de CV, Series B(a)(b)	6,031,200	7,157,309
Gentera SAB de CV	6,855,700	6,300,788
Gruma SAB de CV, Series B	1,520,805	18,884,596
Grupo Aeromexico SAB de CV(a)(b)	3,548,300	6,060,678
Grupo Aeroportuario del Centro Norte SAB de CV	2,178,500	11,057,591
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,473,200	24,656,233
Grupo Aeroportuario del Sureste SAB de CV, Series B	1,470,990	26,393,384
Grupo Bimbo SAB de CV, Series A	11,320,500	26,436,403
Grupo Carso SAB de CV, Series A1	3,823,600	12,196,639
Grupo Comercial Chedraui SA de CV	2,902,300	5,659,220
Grupo Financiero Banorte SAB de CV, Series O	16,868,100	99,090,795
Grupo Financiero Inbursa SAB de CV, Series O	16,284,000	28,811,635
Grupo Financiero Santander Mexico SAB de CV, Series B	12,149,900	19,740,486
Grupo Herdez SAB de CV	2,422,400	5,500,720
Grupo Lala SAB de CV(b)	4,968,400	7,548,999
Grupo Mexico SAB de CV, Series B	26,137,100	81,940,075
Grupo Televisa SAB(b)	16,763,200	63,048,948
Industrias Bachoco SAB de CV, Series B	1,408,800	6,871,364
Industrias CH SAB de CV, Series B(a)(b)	1,279,700	5,788,431
Industrias Penoles SAB de CV	953,255	20,029,319
Infraestructura Energetica Nova SAB de CV	3,690,500	20,197,980
Kimberly-Clark de Mexico SAB de CV, Series A	10,622,700	19,023,345
La Comer SAB de CV(a)(b)	3,585,100	3,535,773
Macquarie Mexico Real Estate Management SA de CV	6,217,900	7,479,125
Mexichem SAB de CV	6,878,283	17,918,434
PLA Administradora Industrial S. de RL de CV	4,893,466	8,021,644
Promotora y Operadora de Infraestructura SAB de CV	1,633,245	16,450,954
Qualitas Controladora SAB de CV	2,582,300	4,736,854
Telesites SAB de CV(a)(b)	11,152,895	8,847,508

8

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV	35,045,000	$82,724,734

		1,218,478,889
Pakistan — 0.2%
DG Khan Cement Co. Ltd.	2,331,200	2,972,875
Engro Corp. Ltd./Pakistan	2,381,100	5,927,498
Engro Fertilizers Ltd.	5,597,347	3,480,315
Fauji Cement Co. Ltd.	6,608,000	1,695,661
Fauji Fertilizer Co. Ltd.	4,416,320	3,397,685
Habib Bank Ltd.	4,002,900	6,191,912
Hub Power Co. Ltd. (The)	5,553,995	5,146,834
Lucky Cement Ltd.	1,080,750	5,073,243
MCB Bank Ltd.	2,639,000	5,116,717
National Bank of Pakistan	3,894,500	1,657,218
Nishat Mills Ltd.	2,842,100	3,809,156
Oil & Gas Development Co. Ltd.	5,199,700	7,672,611
Pakistan Oilfields Ltd.	861,700	4,909,421
Pakistan State Oil Co. Ltd.	1,652,882	4,855,199
Searle Co. Ltd. (The)	911,211	2,833,985
SUI Northern Gas Pipeline	2,444,100	2,386,694
United Bank Ltd./Pakistan	3,379,900	5,630,119

		72,757,143
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	1,401,069	19,600,955
Credicorp Ltd.	477,056	100,673,128
Southern Copper Corp.	666,755	28,037,048

		148,311,131
Philippines — 1.1%
Aboitiz Equity Ventures Inc.	13,814,320	19,240,000
Aboitiz Power Corp.	9,277,800	7,245,397
Alliance Global Group Inc.(a)	22,419,600	6,976,573
Ayala Corp.	1,785,640	36,238,615
Ayala Land Inc.	48,724,400	41,492,326
Bank of the Philippine Islands	6,039,435	12,364,860
BDO Unibank Inc.	13,904,196	40,390,223
Cebu Air Inc.	2,152,200	4,316,390
Cosco Capital Inc.	20,398,400	3,023,639
D&L Industries Inc.	21,630,900	4,820,256
DMCI Holdings Inc.	28,682,400	8,583,034
DoubleDragon Properties Corp.(a)	5,059,200	3,769,738
Filinvest Land Inc.	88,434,000	3,202,345
First Gen Corp.	9,464,100	3,295,300
First Philippine Holdings Corp.	1,517,870	1,869,402
Globe Telecom Inc.	256,395	9,335,512
GT Capital Holdings Inc.	632,315	14,468,011
International Container Terminal Services Inc.	3,657,430	7,706,364
JG Summit Holdings Inc.	19,941,463	27,297,506
Jollibee Foods Corp.	3,019,450	14,634,660
Lopez Holdings Corp.	14,767,700	1,689,500
Manila Electric Co.	500,960	3,139,722
Manila Water Co. Inc.	9,216,100	5,189,328
Megaworld Corp.	81,020,200	8,608,195
Melco Resorts And Entertainment (Philippines) Corp.(a)	14,685,300	2,170,947
Metro Pacific Investments Corp.	98,794,200	13,169,939
Metropolitan Bank & Trust Co.	5,116,422	9,752,352
Nickel Asia Corp.	13,746,624	1,668,412
PLDT Inc.	610,005	17,974,879
Robinsons Land Corp.	12,815,000	5,838,908
Security Bank Corp.	1,593,630	7,926,930

Security	Shares	Value
Philippines (continued)
SM Investments Corp.	1,669,922	$32,228,897
SM Prime Holdings Inc.	58,422,696	42,195,461
Universal Robina Corp.	6,395,180	16,923,178
Vista Land & Lifescapes Inc.	35,787,500	4,272,284

		443,019,083
Poland — 1.3%
Alior Bank SA(a)	651,200	13,318,467
Asseco Poland SA	516,333	6,517,827
Bank Handlowy w Warszawie SA	238,712	4,946,556
Bank Millennium SA(a)	4,343,406	10,122,305
Bank Pekao SA	1,016,542	36,935,259
Bank Zachodni WBK SA	238,261	25,024,219
Budimex SA	96,194	5,492,548
CCC SA	210,244	14,314,269
CD Projekt SA	489,629	14,107,142
Ciech SA(a)	216,025	3,461,576
Cyfrowy Polsat SA	1,589,419	11,247,773
Dino Polska SA(a)(c)	130,905	2,706,650
Enea SA	1,545,286	5,215,507
Eurocash SA	651,291	5,080,397
Getin Noble Bank SA(a)(b)	4,289,017	1,838,402
Globe Trade Centre SA(b)	1,827,222	4,735,523
Grupa Azoty SA	314,561	6,366,493
Grupa Lotos SA	708,416	11,323,475
Jastrzebska Spolka Weglowa SA(a)	378,333	9,602,099
KGHM Polska Miedz SA	977,895	29,646,220
KRUK SA	127,537	10,209,187
LPP SA	9,260	21,485,666
Lubelski Wegiel Bogdanka SA	128,756	2,509,076
mBank SA(a)	103,045	13,747,718
Netia SA(b)	2,574,342	2,944,945
Orange Polska SA(a)	4,326,244	6,692,885
PGE Polska Grupa Energetyczna SA(a)	5,507,818	18,652,020
PLAY Communications SA(a)(c)	186,138	1,908,484
Polski Koncern Naftowy ORLEN SA	2,042,343	64,235,379
Polskie Gornictwo Naftowe i Gazownictwo SA	12,421,374	21,261,446
Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,257,483	75,135,623
Powszechny Zaklad Ubezpieczen SA	4,161,775	52,499,902
Synthos SA	4,011,195	5,408,455
Tauron Polska Energia SA(a)	6,940,988	6,107,857
Warsaw Stock Exchange	401,333	4,936,276

		529,737,626
Qatar — 0.5%
Al Meera Consumer Goods Co. QSC	79,340	2,977,696
Barwa Real Estate Co.	749,713	5,627,872
Commercial Bank PQSC (The)(a)	1,529,271	11,028,791
Doha Bank QPSC	324,447	2,236,336
Ezdan Holding Group QSC	5,655,282	12,129,291
Gulf International Services QSC	227,235	916,251
Industries Qatar QSC	989,609	23,546,327
Masraf Al Rayan QSC	2,777,786	25,283,066
Mazaya Qatar Real Estate Development QSC(a)	621,236	1,132,548
Medicare Group	476	7,786
Ooredoo QPSC	592,563	12,693,240
Qatar Electricity & Water Co. QSC	230,308	10,003,271
Qatar Gas Transport Co. Ltd.	1,069,046	3,969,514
Qatar Industrial Manufacturing Co. QSC	228,906	2,332,018
Qatar Insurance Co. SAQ	1,055,623	10,499,628
Qatar Islamic Bank SAQ	514,742	12,562,189

9

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Qatar (continued)
Qatar National Bank QPSC	1,531,768	$48,047,414
Qatar National Cement Co. QSC	173,499	2,581,553
United Development Co. QSC	1,369,881	4,682,569

		192,257,360
Russia — 2.9%
Aeroflot PJSC	4,393,400	11,469,791
Alrosa PJSC	17,942,600	23,918,859
Gazprom PJSC	55,139,960	124,743,673
Gazprom PJSC, ADR	8,656,330	38,689,467
Inter RAO UES PJSC	236,489,000	14,920,806
LSR Group PJSC, GDR(e)	2,024,232	5,546,396
LUKOIL PJSC	2,188,817	123,373,007
LUKOIL PJSC, ADR	744,658	41,365,752
M Video OJSC(a)	299,809	2,004,757
Magnit PJSC, GDR(e)	2,419,796	63,931,010
Magnitogorsk Iron & Steel Works PJSC	10,670,800	8,024,964
Mechel PJSC(a)	735,305	3,397,109
MMC Norilsk Nickel PJSC	445,762	75,364,884
Mobile TeleSystems PJSC, ADR	3,586,255	37,189,464
Moscow Exchange MICEX-RTS PJSC	11,532,030	24,529,408
Novatek PJSC, GDR(e)	632,204	71,628,713
Novolipetsk Steel PJSC	8,101,643	18,342,296
PhosAgro PJSC, GDR(e)	942,429	14,136,435
Polyus PJSC	109,477	9,205,898
Rosneft Oil Co. PJSC	1,206,660	6,064,931
Rosneft Oil Co. PJSC, GDR(e)	6,474,971	31,941,032
RusHydro PJSC	780,465,000	10,875,838
Sberbank of Russia PJSC	12,641,030	48,550,471
Sberbank of Russia PJSC, ADR	13,929,977	227,197,925
Severstal PJSC	1,462,486	23,133,887
Surgutneftegas OJSC	43,032,950	20,259,034
Surgutneftegas OJSC, ADR	1,174,346	5,394,946
Tatneft PJSC, Class S	10,606,460	82,925,172
VTB Bank PJSC	5,421,870,000	4,713,318
VTB Bank PJSC, GDR(e)	13,453,514	24,081,790

		1,196,921,033
South Africa — 6.5%
Adcock Ingram Holdings Ltd.	878,318	3,502,327
Advtech Ltd.	4,370,726	5,222,125
AECI Ltd.	1,021,715	6,964,962
African Rainbow Minerals Ltd.	847,960	7,506,552
Anglo American Platinum Ltd.(a)	371,110	9,905,515
AngloGold Ashanti Ltd.	2,860,043	29,936,899
Aspen Pharmacare Holdings Ltd.	2,641,263	59,146,479
Astral Foods Ltd.	379,467	6,119,314
Attacq Ltd.(a)	4,129,662	5,500,162
AVI Ltd.	2,518,421	18,559,798
Barclays Africa Group Ltd.	4,407,510	50,974,303
Barloworld Ltd.	1,489,230	16,832,638
Bid Corp. Ltd.	2,294,824	49,627,409
Bidvest Group Ltd. (The)	2,291,960	32,148,761
Blue Label Telecoms Ltd.	4,344,050	5,062,884
Brait SE(a)	4,150	14,051
Capitec Bank Holdings Ltd.	291,528	21,044,080
Cashbuild Ltd.	197,129	5,548,656
City Lodge Hotels Ltd.	439,214	4,048,463
Clicks Group Ltd.	1,792,244	22,778,610
Clover Industries Ltd.	758,095	674,047
Coronation Fund Managers Ltd.	1,618,554	8,577,713

Security	Shares	Value
South Africa (continued)
DataTec Ltd.	1,467,196	$6,075,272
Discovery Ltd.	2,347,295	28,339,598
Emira Property Fund Ltd.	4,908,429	4,763,614
EOH Holdings Ltd.	1,001,549	6,175,576
Exxaro Resources Ltd.	1,509,352	16,312,176
Famous Brands Ltd.(a)(b)	635,673	4,586,817
FirstRand Ltd.	22,681,584	93,685,707
Fortress REIT Ltd., Class A	6,626,278	8,378,471
Fortress REIT Ltd., Class B	5,879,762	18,166,170
Foschini Group Ltd. (The)	1,455,849	16,860,850
Gold Fields Ltd.	5,834,140	24,884,633
Grindrod Ltd.(a)	3,723,684	3,692,977
Growthpoint Properties Ltd.	15,483,145	28,372,998
Harmony Gold Mining Co. Ltd.	2,975,289	5,500,223
Hosken Consolidated Investments Ltd.	564,273	5,418,344
Hudaco Industries Ltd.	465,599	4,641,485
Hyprop Investments Ltd.	1,773,661	13,943,569
Impala Platinum Holdings Ltd.(a)	4,274,296	12,218,988
Imperial Holdings Ltd.	996,946	16,608,824
Investec Ltd.	1,743,907	12,148,867
JSE Ltd.	734,941	7,213,385
KAP Industrial Holdings Ltd.	8,464,133	5,441,118
Kumba Iron Ore Ltd.	332,276	7,922,502
Lewis Group Ltd.	47,943	86,591
Liberty Holdings Ltd.	928,151	7,901,445
Life Healthcare Group Holdings Ltd.	8,338,472	15,958,769
Massmart Holdings Ltd.	818,534	6,735,468
Metair Investments Ltd.	2,208,652	3,148,857
MMI Holdings Ltd./South Africa	6,212,847	9,144,509
Mondi Ltd.	788,875	18,797,690
Mpact Ltd.	1,828,401	3,156,228
Mr. Price Group Ltd.	1,580,670	24,100,800
MTN Group Ltd.	11,400,402	108,024,920
Murray & Roberts Holdings Ltd.	3,644,069	3,726,206
Nampak Ltd.(a)	4,313,197	5,659,243
Naspers Ltd., Class N	2,975,179	804,221,906
Nedbank Group Ltd.	1,479,429	25,082,787
NEPI Rockcastle PLC	2,303,349	36,022,909
Netcare Ltd.	7,019,620	11,577,163
Northam Platinum Ltd.(a)	2,458,949	8,976,043
Omnia Holdings Ltd.	527,040	5,725,294
Pick n Pay Stores Ltd.	2,593,738	12,101,259
Pioneer Foods Group Ltd.	935,356	8,981,612
PPC Ltd.(a)	11,377,350	5,837,746
PSG Group Ltd.	678,693	14,423,066
Rand Merchant Investment Holdings Ltd.	4,970,824	15,456,284
Redefine Properties Ltd.	35,137,183	26,064,746
Remgro Ltd.	3,515,870	55,150,902
Resilient REIT Ltd.	2,014,924	21,610,678
Reunert Ltd.	1,396,352	7,185,187
RMB Holdings Ltd.	4,671,235	22,913,619
Royal Bafokeng Platinum Ltd.(a)	531,091	1,230,161
SA Corporate Real Estate Ltd.	17,979,707	6,207,397
Sanlam Ltd.	9,264,745	53,147,073
Sappi Ltd.	3,818,535	27,231,466
Sasol Ltd.	3,708,219	116,879,910
Shoprite Holdings Ltd.	3,034,135	50,674,558
Sibanye Gold Ltd.	12,189,016	16,770,228
SPAR Group Ltd. (The)	1,310,778	18,236,076
Standard Bank Group Ltd.	8,716,286	110,530,876

10

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Steinhoff International Holdings NV, Class H	20,546,082	$84,729,527
Sun International Ltd./South Africa(a)	914,074	3,662,326
Super Group Ltd./South Africa(a)	2,848,406	8,330,687
Telkom SA SOC Ltd.	1,878,586	6,824,462
Tiger Brands Ltd.	1,096,793	33,562,630
Tongaat Hulett Ltd.	860,983	6,703,582
Trencor Ltd.	1,448,486	5,287,491
Truworths International Ltd.	2,973,177	17,439,151
Tsogo Sun Holdings Ltd.	3,164,298	5,058,702
Vodacom Group Ltd.	3,995,323	42,482,064
Vukile Property Fund Ltd.	5,100,712	7,608,539
Wilson Bayly Holmes-Ovcon Ltd.	482,424	5,298,973
Woolworths Holdings Ltd./South Africa	6,729,395	28,609,486
Zeder Investments Ltd.	11,676,370	5,708,733

		2,671,033,937
South Korea — 15.0%
Advanced Process Systems Corp.(a)(b)	80,359	2,558,639
Ahnlab Inc.(b)	44,020	2,030,603
AK Holdings Inc.(b)	43,060	2,698,545
Amorepacific Corp.	217,994	61,897,676
AMOREPACIFIC Group(b)	201,058	27,251,142
Aprogen pharmaceuticals Inc.(a)(b)	807,552	3,346,712
Asiana Airlines Inc.(a)	766,997	3,270,265
ATGen Co. Ltd.(a)(b)	92,687	3,449,413
BGF retail Co. Ltd.	170,711	12,408,215
BH Co. Ltd.(a)	146,917	3,942,087
Binggrae Co. Ltd.	58,776	3,634,849
BNK Financial Group Inc.	1,521,638	13,297,291
Boditech Med Inc.(b)	183,074	3,002,868
Bukwang Pharmaceutical Co. Ltd.	215,193	5,002,879
Caregen Co. Ltd.(b)	31,521	2,322,981
Cell Biotech Co. Ltd.(b)	71,996	2,633,072
Celltrion Healthcare Co. Ltd.(a)	191,887	15,375,646
Celltrion Inc.(a)(b)	537,832	98,892,886
Chabiotech Co. Ltd.(a)(b)	371,688	4,849,961
Cheil Worldwide Inc.	486,324	8,982,414
Chong Kun Dang Pharmaceutical Corp.	48,026	5,935,674
CJ CGV Co. Ltd.(b)	114,151	7,489,438
CJ CheilJedang Corp.(b)	52,003	19,162,144
CJ Corp.	92,487	16,614,940
CJ E&M Corp.	142,183	11,236,148
CJ Freshway Corp.	73,907	2,492,430
CJ Logistics Corp.(a)(b)	59,424	8,299,975
CJ O Shopping Co. Ltd.	24,156	4,985,470
Com2uSCorp.(b)	65,807	7,613,233
Cosmax Inc.(b)	61,771	7,095,222
Coway Co. Ltd.	361,668	31,871,317
CrystalGenomics Inc.(a)(b)	179,523	3,480,758
Daeduck Electronics Co.	427,789	4,009,601
Daeduck GDS Co. Ltd.	275,067	6,748,715
Daekyo Co. Ltd.	290,132	2,132,833
Daelim Industrial Co. Ltd.	184,080	13,988,896
Daesang Corp.	161,043	3,973,356
Daewoo Engineering & Construction Co. Ltd.(a)(b)	888,152	4,578,482
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	40,098	661,391
Daewoong Pharmaceutical Co. Ltd.(b)	40,067	5,007,224
Daishin Securities Co. Ltd.	284,565	3,817,734
Daou Technology Inc.	194,340	3,393,025
DB HiTek Co. Ltd.(a)(b)	262,284	3,229,594

Security	Shares	Value
South Korea (continued)
DB Insurance Co. Ltd.	335,848	$21,139,984
Dentium Co. Ltd.(a)	35,528	2,128,579
DGB Financial Group Inc.	1,004,638	9,213,221
DIO Corp.(a)(b)	97,915	2,987,161
Dong-A Socio Holdings Co. Ltd.	31,817	3,713,080
Dong-A ST Co. Ltd.(b)	47,389	4,441,698
Dongjin Semichem Co. Ltd.	179,461	3,627,973
DongKook Pharmaceutical Co. Ltd.	58,701	3,333,537
Dongkuk Steel Mill Co. Ltd.	407,283	4,191,656
Dongsuh Cos. Inc.	268,114	7,354,195
Dongwon Industries Co. Ltd.(b)	14,105	4,173,499
Doosan Bobcat Inc.	213,703	6,981,063
Doosan Heavy Industries & Construction Co. Ltd.(b)	394,963	5,952,119
Doosan Infracore Co. Ltd.(a)(b)	925,996	7,556,025
DoubleUGames Co. Ltd.(b)	80,725	3,924,055
Douzone Bizon Co. Ltd.(b)	161,954	5,104,546
E1 Corp.	28,948	1,550,809
Ecopro Co. Ltd.(a)	120,190	4,086,405
E-MART Inc.	144,099	36,215,094
Emerson Pacific Inc.(a)(b)	68,366	1,711,898
Eo Technics Co. Ltd.(b)	63,812	5,617,450
Fila Korea Ltd.(b)	85,341	6,250,106
Foosung Co. Ltd.(a)(b)	433,490	4,043,118
GemVax & Kael Co. Ltd.(a)(b)	255,020	3,409,640
Genexine Co. Ltd.(a)(b)	88,936	4,731,812
GOLFZONNEWDIN Co. Ltd.	1	5
Grand Korea Leisure Co. Ltd.	229,345	6,880,877
Green Cross Cell Corp.	94,435	4,234,714
Green Cross Corp./South Korea	40,599	8,020,937
Green Cross Holdings Corp.	192,930	6,949,558
GS Engineering & Construction Corp.(a)(b)	313,377	7,847,023
GS Holdings Corp.	340,068	19,093,182
GS Home Shopping Inc.	26,510	5,191,161
GS Retail Co. Ltd.	188,579	6,844,816
G-treeBNT Co. Ltd.(a)(b)	159,400	4,767,719
Gwangju Shinsegae Co. Ltd.	10,068	2,155,611
Halla Holdings Corp.(b)	62,536	3,804,166
Hana Financial Group Inc.	1,934,295	84,339,350
Hana Tour Service Inc.(b)	79,451	7,811,860
Hanall Biopharma Co. Ltd.(a)(b)	233,912	3,073,689
Hancom Inc.	186,030	2,897,504
Handsome Co. Ltd.	132,419	4,045,883
Hanil Cement Co. Ltd.	26,481	3,771,702
Hanjin Heavy Industries & Construction Co. Ltd.(a)(b)	607,549	2,074,013
Hanjin Kal Corp.(a)(b)	312,518	5,571,192
Hanjin Transportation Co. Ltd.	84,168	2,111,451
Hankook Shell Oil Co. Ltd.	9,950	3,648,105
Hankook Tire Co. Ltd.	497,663	24,511,589
Hankook Tire Worldwide Co. Ltd.	211,426	3,681,620
Hanmi Pharm Co. Ltd.(a)(b)	42,286	22,109,565
Hanmi Science Co. Ltd.(a)(b)	94,096	9,857,059
Hanon Systems	1,296,413	15,724,927
Hansae Co. Ltd.(b)	127,132	3,329,439
Hansol Chemical Co. Ltd.(b)	67,533	4,753,529
Hansol Technics Co. Ltd.(a)(b)	172,462	2,844,652
Hanssem Co. Ltd.(b)	75,215	12,682,704
Hanwha Chemical Corp.	703,965	18,921,182
Hanwha Corp.	290,736	11,087,107
Hanwha General Insurance Co. Ltd.	682,325	5,448,568
Hanwha Investment & Securities Co. Ltd.(a)(b)	1,103,644	2,961,305

11

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hanwha Life Insurance Co. Ltd.	1,668,150	$11,435,239
Hanwha Techwin Co. Ltd.(a)(b)	255,889	8,288,617
Hite Jinro Co. Ltd.	204,879	4,461,872
HLB Inc.(a)(b)	241,272	8,003,601
HMC Investment Securities Co. Ltd.	312,960	3,278,423
Homecast Co. Ltd.(a)(b)	238,155	3,807,854
Hotel Shilla Co. Ltd.(b)	212,816	16,563,763
HS Industries Co. Ltd.(b)	297,004	2,879,294
Huchems Fine Chemical Corp.	171,229	3,776,243
Hugel Inc.(a)(b)	17,397	7,657,398
Humedix Co. Ltd.(b)	107,641	3,590,506
Huons Co. Ltd.(a)	59,187	4,764,329
Huons Global Co. Ltd.(b)	74,333	3,517,711
Hy-Lok Corp.(b)	131,504	2,966,619
Hyosung Corp.	140,996	17,490,889
Hyundai Construction Equipment Co. Ltd.(a)(b)	39,116	6,649,630
Hyundai Department Store Co. Ltd.	89,910	8,080,127
Hyundai Development Co. Engineering & Construction	398,953	15,177,261
Hyundai Electric & Energy System Co. Ltd.(a)(b)	40,256	4,364,997
Hyundai Elevator Co. Ltd.	97,341	4,713,872
Hyundai Engineering & Construction Co. Ltd.	527,225	16,980,690
Hyundai Glovis Co. Ltd.	126,385	17,013,924
Hyundai Greenfood Co. Ltd.	355,389	5,061,824
Hyundai Heavy Industries Co. Ltd.(a)	209,575	28,501,815
Hyundai Home Shopping Network Corp.	51,735	6,203,921
Hyundai Livart Furniture Co. Ltd.(b)	113,193	3,188,022
Hyundai Marine & Fire Insurance Co. Ltd.	432,124	17,233,339
Hyundai Merchant Marine Co. Ltd.(a)	368,098	1,978,749
Hyundai Mipo Dockyard Co. Ltd.(a)	84,730	7,194,167
Hyundai Mobis Co. Ltd.	454,686	114,272,107
Hyundai Motor Co.	1,043,711	157,767,479
Hyundai Robotics Co. Ltd.(a)	66,181	24,264,846
Hyundai Rotem Co. Ltd.(a)	191,767	3,321,671
Hyundai Steel Co.	515,879	28,442,674
Hyundai Wia Corp.(b)	110,134	6,851,433
Il Dong Pharmaceutical Co. Ltd.	132,235	3,317,267
IlDong Holdings Co. Ltd.	1	15
Iljin Materials Co. Ltd.	107,175	3,909,807
Ilyang Pharmaceutical Co. Ltd.(b)	117,543	3,845,193
iMarketKorea Inc.	201,894	1,938,702
InBody Co. Ltd.(b)	109,015	3,601,277
Industrial Bank of Korea	1,543,819	22,556,143
ING Life Insurance Korea Ltd.(c)	108,626	5,410,089
Innocean Worldwide Inc.	76,634	5,478,636
Innox Advanced Materials Co. Ltd.(a)	36,335	2,961,557
Interflex Co. Ltd.(a)	58,308	3,643,413
iNtRON Biotechnology Inc.(a)	71,523	2,651,921
IS Dongseo Co. Ltd.(b)	106,631	3,600,909
It’s Hanbul Co. Ltd.	26,667	1,247,278
JB Financial Group Co. Ltd.	799,798	4,387,589
Jeil Pharma Holdings Inc.	1	37
Jeil Pharmaceutical Co. Ltd.(a)(b)	38,135	2,628,187
Jenax Inc.(a)(b)	121,324	3,344,562
Jusung Engineering Co. Ltd.(a)(b)	311,629	3,794,242
JW Holdings Corp.(b)	285,423	2,155,917
JW Pharmaceutical Corp.(b)	90,708	3,809,194
Kakao Corp.(b)	229,746	28,817,210
Kangwon Land Inc.	749,461	25,584,632
KB Financial Group Inc.	2,588,291	142,466,006

Security	Shares	Value
South Korea (continued)
KC Tech Co. Ltd.(b)	194,937	$4,299,093
KCC Corp.	34,499	12,220,872
KEPCO Engineering & Construction Co. Inc.(b)	126,510	2,115,766
KEPCO Plant Service & Engineering Co. Ltd.	168,483	5,836,719
Kia Motors Corp.	1,725,797	53,363,721
KISWIRE Ltd.	64,064	2,075,126
KIWOOM Securities Co. Ltd.(b)	82,451	6,227,863
Koh Young Technology Inc.	104,493	8,401,688
Kolon Corp.(b)	50,188	3,149,865
Kolon Industries Inc.	107,998	8,256,773
Kolon Life Science Inc.(b)	40,324	5,102,334
Komipharm International Co. Ltd.(a)(b)	252,752	9,011,512
Korea Aerospace Industries Ltd., Class A(b)	463,902	21,356,756
Korea Electric Power Corp.	1,643,086	56,619,090
Korea Gas Corp.(a)	162,686	6,615,075
Korea Investment Holdings Co. Ltd.	255,803	16,031,027
Korea Kolmar Co. Ltd.(b)	107,174	8,508,921
Korea Line Corp.(a)	87,444	1,992,751
Korea PetroChemical Ind. Co. Ltd.	22,674	5,052,557
Korea REIT Co. Ltd.(b)	1,214,284	3,827,240
Korea Zinc Co. Ltd.	59,128	26,433,055
Korean Air Lines Co. Ltd.(a)	303,208	8,734,731
Korean Reinsurance Co.	655,041	6,530,848
KT Corp.	51,660	1,445,483
KT Skylife Co. Ltd.	241,685	2,931,534
KT&G Corp.	772,151	86,563,218
Kukdo Chemical Co. Ltd.	72,417	4,358,662
Kumho Industrial Co. Ltd.(b)	253,545	2,306,543
Kumho Petrochemical Co. Ltd.(b)	120,180	9,872,816
Kumho Tire Co. Inc.(a)(b)	861,213	5,500,051
Kwang Dong Pharmaceutical Co. Ltd.	479,265	3,915,154
Kwangju Bank Co. Ltd.	331,133	3,605,721
L&F Co. Ltd.	70,892	2,784,868
LF Corp.	148,512	4,189,587
LG Chem Ltd.	309,455	118,720,388
LG Corp.	633,558	52,978,431
LG Display Co. Ltd.	1,496,429	42,489,921
LG Electronics Inc.(b)	703,588	58,187,843
LG Hausys Ltd.	47,440	4,123,891
LG Household & Health Care Ltd.	63,549	68,498,026
LG Innotek Co. Ltd.(b)	103,003	15,238,670
LG International Corp.	206,380	5,281,583
LIG Nex1 Co. Ltd.	59,396	3,247,473
Lock&Lock Co. Ltd.	91,551	2,452,296
Loen Entertainment Inc.	58,263	5,782,131
Lotte Chemical Corp.	104,513	34,381,488
Lotte Chilsung Beverage Co. Ltd.	428	479,816
Lotte Confectionery Co. Ltd/New(a)(b)	14,735	2,024,243
Lotte Corp.	201,646	11,395,570
LOTTE Fine Chemical Co. Ltd.	130,993	7,186,108
Lotte Food Co. Ltd.(b)	5,891	3,069,329
LOTTE Himart Co. Ltd.	58,562	4,068,263
Lotte Shopping Co. Ltd.	71,669	13,829,993
LS Corp.	121,261	7,432,216
LS Industrial Systems Co. Ltd.	109,540	6,160,210
Maeil Dairies Co. Ltd.(a)	45,379	3,106,580
Maeil Holdings Co. Ltd.	1	16
Mando Corp.	45,851	13,924,884
Medipost Co. Ltd.(a)(b)	66,760	5,263,504
Medy-Tox Inc.	30,000	12,846,313

12

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Meritz Fire & Marine Insurance Co. Ltd.	419,664	$9,910,742
Meritz Securities Co. Ltd.	2,608,493	11,313,657
Mirae Asset Daewoo Co. Ltd.	2,488,354	23,437,288
Modetour Network Inc.	175,987	5,716,646
Muhak Co. Ltd.	144,607	2,650,962
Namhae Chemical Corp.	351,614	2,840,052
Namyang Dairy Products Co. Ltd.	4,474	2,857,275
Naturalendo Tech Co. Ltd.(a)(b)	97,374	2,192,201
NAVER Corp.	189,533	139,330,485
NCSoft Corp.	121,913	48,899,632
Netmarble Games Corp.(a)(b)(c)	112,467	17,465,585
Nexen Corp.(b)	372,353	2,713,310
Nexen Tire Corp.	277,764	3,011,822
NH Investment & Securities Co. Ltd.	868,862	10,858,280
NHN Entertainment Corp.(a)(b)	75,677	4,707,864
NHN KCP Corp.(a)(b)	143,092	2,386,510
NICE Holdings Co. Ltd.(b)	207,017	3,043,668
NICE Information Service Co. Ltd.	366,690	3,086,497
Nong Shim Holdings Co. Ltd.(b)	28,952	3,298,918
NongShim Co. Ltd.	21,633	7,265,666
NS Shopping Co. Ltd.(b)	203,596	2,955,954
NUTRIBIOTECH Co. Ltd.(a)(b)	121,509	2,361,512
OCI Co. Ltd.(b)	113,711	12,695,508
Orion Corp./Republic of Korea(a)	153,889	16,191,399
Orion Holdings Corp.	102,628	2,720,715
Osstem Implant Co. Ltd.(a)(b)	90,636	5,038,804
Ottogi Corp.(b)	9,114	6,649,682
Pan Ocean Co. Ltd.(a)(b)	1,467,435	7,416,396
Paradise Co. Ltd.(b)	355,290	8,292,549
Partron Co. Ltd.(b)	307,588	2,512,711
Poongsan Corp.	172,787	7,136,941
POSCO	485,085	149,325,500
POSCO Chemtech Co. Ltd.(b)	206,717	6,572,394
Posco Daewoo Corp.	270,229	4,606,247
Posco ICT Co. Ltd.(b)	385,755	2,853,506
S&T Motiv Co. Ltd.	88,049	3,835,077
S-1 Corp.	113,977	10,473,421
Samchully Co. Ltd.	21,032	2,309,510
Samjin Pharmaceutical Co. Ltd.	134,515	4,511,645
Samsung Biologics Co. Ltd.(a)(b)(c)	117,738	37,055,148
Samsung C&T Corp.	508,583	61,688,910
Samsung Card Co. Ltd.	153,447	5,386,332
Samsung Electro-Mechanics Co. Ltd.	371,443	34,132,139
Samsung Electronics Co. Ltd.	659,006	1,538,134,840
Samsung Engineering Co. Ltd.(a)(b)	830,596	9,998,445
Samsung Fire & Marine Insurance Co. Ltd.	204,218	48,790,884
Samsung Heavy Industries Co. Ltd.(a)(b)	1,697,190	18,636,729
Samsung Life Insurance Co. Ltd.	470,813	55,377,040
Samsung SDI Co. Ltd.	374,689	72,992,481
Samsung SDS Co. Ltd.	230,579	39,833,542
Samsung Securities Co. Ltd.	397,551	13,297,364
Samyang Corp.	31,232	2,752,262
Samyang Holdings Corp.	29,470	2,775,718
Seah Besteel Corp.	106,524	2,951,251
Sebang Global Battery Co. Ltd.	96,748	3,071,577
Seegene Inc.(a)(b)	126,934	3,784,984
Seobu T&D(b)	318,187	3,991,043
Seoul Semiconductor Co. Ltd.(b)	273,094	7,616,267
SFA Engineering Corp.	141,840	5,324,295
Shinhan Financial Group Co. Ltd.	2,732,963	121,548,733

Security	Shares	Value
South Korea (continued)
Shinsegae Food Co. Ltd.(b)	21,159	$2,644,267
Shinsegae Inc.	51,008	13,452,144
Shinsegae International Inc.	32,257	2,140,092
Silicon Works Co. Ltd.	103,055	4,971,640
SillaJen Inc.(a)(b)	355,702	36,117,685
Sindoh Co. Ltd.	61,540	3,658,753
SK Bioland Co. Ltd.	24,861	423,774
SK Chemicals Co. Ltd.	107,264	8,299,222
SK Gas Ltd.	38,247	3,423,164
SK Holdings Co. Ltd.	243,545	65,348,164
SK Hynix Inc.	3,914,730	276,270,401
SK Innovation Co. Ltd.	434,470	82,442,504
SK Materials Co. Ltd.(b)	43,480	7,311,592
SK Networks Co. Ltd.	927,780	5,498,903
SK Securities Co. Ltd.(a)(b)	2,922,393	3,289,622
SK Telecom Co. Ltd.	134,948	32,737,213
SKC Co. Ltd.	154,627	5,875,329
SKCKOLONPI Inc.	67,215	3,335,272
SL Corp.	137,150	2,785,219
SM Entertainment Co.(a)(b)	184,374	5,853,546
S-Oil Corp.	304,889	33,479,656
Songwon Industrial Co. Ltd.	149,655	3,341,711
Soulbrain Co. Ltd.(b)	71,425	4,213,632
SPC Samlip Co. Ltd.	21,517	2,876,842
Ssangyong Cement Industrial Co. Ltd.	214,144	4,014,278
Ssangyong Motor Co.(a)	413,866	2,061,249
Sungwoo Hitech Co. Ltd.	342,830	2,139,045
Taekwang Industrial Co. Ltd.	3,207	3,739,658
Taewoong Co. Ltd.(a)(b)	87,322	1,388,165
Taeyoung Engineering & Construction Co. Ltd.(a)	580,593	4,108,032
Tera Resource Co. Ltd.(a)(d)	49,111	—
Tongyang Inc.	1,320,671	2,548,504
Tongyang Life Insurance Co. Ltd.	371,924	2,775,119
Toptec Co. Ltd.(b)	151,664	3,748,919
Value Added Technology Co. Ltd.(b)	90,601	2,705,750
Vieworks Co. Ltd.(b)	66,907	2,422,362
ViroMed Co. Ltd.(a)(b)	98,688	14,291,963
Webzen Inc.(a)(b)	129,308	3,606,247
Wonik Holdings Co. Ltd.(a)(b)	243,389	1,757,903
WONIK IPS Co. Ltd.(a)(b)	181,485	5,770,164
Woori Bank	2,400,017	35,727,338
YG Entertainment Inc.(b)	127,342	3,586,522
Youlchon Chemical Co. Ltd.	261,329	5,655,224
Youngone Corp.(b)	161,607	5,063,909
Youngone Holdings Co. Ltd.	64,059	3,319,943
Yuanta Securities Korea Co. Ltd.(a)	685,825	2,404,248
Yuhan Corp.	55,413	11,202,261
Yungjin Pharmaceutical Co. Ltd.(a)(b)	657,471	5,473,639

		6,121,340,430
Taiwan — 12.3%
AcBel Polytech Inc.(b)	4,127,000	3,095,869
Accton Technology Corp.(b)	3,372,000	12,366,473
Acer Inc.(b)	19,044,872	13,016,599
A-DATA Technology Co. Ltd.(b)	1,830,820	4,968,619
Advanced Ceramic X Corp.(b)	338,000	4,023,005
Advanced Semiconductor Engineering Inc.	43,848,444	56,795,094
Advanced Wireless Semiconductor Co.(b)	1,525,000	4,092,902
Advantech Co. Ltd.(b)	2,177,165	14,517,337
Airtac International Group	767,880	13,082,172
Alpha Networks Inc.(b)	3,521,700	2,923,596

13

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
AmTRAN Technology Co. Ltd.(b)	5,690,000	$3,111,156
Ardentec Corp.(b)	4,679,546	6,069,025
Asia Cement Corp.	14,906,050	13,840,551
Asia Optical Co. Inc.(b)	2,163,000	8,112,873
Asia Pacific Telecom Co. Ltd.(a)	14,576,000	4,883,937
Asia Polymer Corp.(b)	7,552,977	4,759,327
Asustek Computer Inc.	4,459,000	41,031,006
AU Optronics Corp.(b)	52,729,000	22,414,308
Bank of Kaohsiung Co. Ltd.(b)	16,778,149	5,034,452
BES Engineering Corp.(b)	16,212,000	4,491,622
Bizlink Holding Inc.(b)	909,055	8,167,978
Brogent Technologies Inc.(b)	338,799	3,044,153
Capital Securities Corp.	17,447,000	6,631,186
Casetek Holdings Ltd.	637,000	2,463,559
Catcher Technology Co. Ltd.	4,400,000	47,382,810
Cathay Financial Holding Co. Ltd.	54,442,078	93,840,616
Cathay Real Estate Development Co. Ltd.(b)	5,928,900	3,340,615
Center Laboratories Inc.(a)(b)	2,565,409	4,396,280
Chailease Holding Co. Ltd.	7,461,945	21,643,969
Chang Hwa Commercial Bank Ltd.	33,471,470	18,134,006
Cheng Loong Corp.(b)	8,673,000	4,640,983
Cheng Shin Rubber Industry Co. Ltd.(b)	12,300,650	21,079,329
Cheng Uei Precision Industry Co. Ltd.	2,608,000	4,347,536
Chicony Electronics Co. Ltd.	3,408,326	9,045,234
China Airlines Ltd.(a)	17,177,000	6,614,468
China Bills Finance Corp.	11,675,000	5,935,979
China Development Financial Holding Corp.	85,278,000	26,725,785
China Life Insurance Co. Ltd./Taiwan(b)	22,143,622	20,856,082
China Man-Made Fiber Corp.(a)	13,921,550	4,850,310
China Metal Products	2,812,146	2,573,628
China Motor Corp.(b)	3,963,000	3,554,201
China Petrochemical Development Corp.(a)(b)	16,128,900	8,603,801
China Steel Chemical Corp.(b)	1,284,000	5,415,283
China Steel Corp.(b)	81,877,529	66,880,025
China Synthetic Rubber Corp.	5,067,005	7,230,373
Chin-Poon Industrial Co. Ltd.(b)	2,196,000	4,517,343
Chipbond Technology Corp.(b)	4,767,000	9,233,937
Chlitina Holding Ltd.(b)	525,000	2,503,001
Chong Hong Construction Co. Ltd.(b)	1,714,122	4,303,307
Chroma ATE Inc.	2,667,000	15,693,989
Chunghwa Precision Test Tech Co. Ltd.	69,000	2,611,022
Chunghwa Telecom Co. Ltd.	24,568,000	84,776,555
Cleanaway Co. Ltd.(b)	670,000	3,853,271
Clevo Co.	2,917,175	2,781,596
CMC Magnetics Corp.(a)(b)	28,485,566	3,969,783
Compal Electronics Inc.	25,837,000	17,874,166
Compeq Manufacturing Co. Ltd.(b)	7,746,000	11,479,286
Continental Holdings Corp.(b)	7,956,600	4,217,842
Coretronic Corp.	3,116,200	3,480,453
CSBC Corp. Taiwan(a)(b)	7,109,000	2,725,662
CTBC Financial Holding Co. Ltd.	114,407,599	76,286,990
CTCI Corp.(b)	4,196,000	6,155,364
Cub Elecparts Inc.(b)	407,067	4,220,772
Darwin Precisions Corp.(b)	5,547,000	6,343,339
Delta Electronics Inc.	12,930,000	58,843,269
Depo Auto Parts Ind. Co. Ltd.	974,000	2,747,229
E Ink Holdings Inc.	6,170,000	10,964,226
E.Sun Financial Holding Co. Ltd.	60,405,926	37,358,469
Eclat Textile Co. Ltd.(b)	1,177,683	10,542,371
Egis Technology Inc.(a)(b)	513,000	4,361,372

Security	Shares	Value
Taiwan (continued)
Elan Microelectronics Corp.	3,045,000	$5,197,840
Elite Advanced Laser Corp.(b)	1,066,560	4,640,464
Elite Material Co. Ltd.(b)	1,908,000	7,251,850
Elite Semiconductor Memory Technology Inc.(b)	3,699,000	5,432,451
Ennoconn Corp.(b)	325,000	5,287,724
Epistar Corp.(a)(b)	6,717,000	12,093,019
Eternal Materials Co. Ltd.(b)	6,226,145	6,486,865
Eva Airways Corp.	12,760,963	6,424,303
Evergreen Marine Corp. Taiwan Ltd.(a)	14,026,808	7,879,966
Everlight Chemical Industrial Corp.(b)	6,690,781	4,182,575
Everlight Electronics Co. Ltd.(b)	2,705,000	4,134,969
Far Eastern Department Stores Ltd.(b)	5,865,167	2,894,061
Far Eastern International Bank(b)	16,984,201	5,424,706
Far Eastern New Century Corp.	18,640,916	15,879,023
Far EasTone Telecommunications Co. Ltd.	10,519,000	25,075,298
Faraday Technology Corp.	2,164,000	4,610,242
Farglory Land Development Co. Ltd.	2,044,782	2,157,677
Feng Hsin Steel Co. Ltd.	3,406,000	5,950,337
Feng TAY Enterprise Co. Ltd.(b)	2,228,506	9,324,448
Firich Enterprises Co. Ltd.(b)	2,070,798	3,037,778
First Financial Holding Co. Ltd.	61,635,052	39,557,070
FLEXium Interconnect Inc.(b)	2,161,616	8,864,398
Formosa Chemicals & Fibre Corp.	19,200,210	58,252,287
Formosa Petrochemical Corp.	8,988,000	31,763,953
Formosa Plastics Corp.	27,111,800	81,894,015
Formosa Taffeta Co. Ltd.	3,746,000	3,752,994
Foxconn Technology Co. Ltd.(b)	5,869,424	16,320,263
Foxsemicon Integrated Technology Inc.	352,000	2,570,114
Fubon Financial Holding Co. Ltd.	43,999,000	71,952,756
General Interface Solution Holding Ltd.(b)	1,176,000	9,272,655
Genius Electronic Optical Co. Ltd.(a)	384,000	4,378,476
Getac Technology Corp.	3,609,000	4,873,125
Giant Manufacturing Co. Ltd.(b)	2,051,000	10,257,051
Gigabyte Technology Co. Ltd.	3,357,000	5,439,428
Gigasolar Materials Corp.(b)	245,800	2,356,055
Ginko International Co. Ltd.(b)	285,000	1,757,852
Gintech Energy Corp.(a)(b)	4,688,762	2,837,268
Global Unichip Corp.	561,000	5,274,455
Globalwafers Co. Ltd.(b)	1,523,000	20,488,448
Gloria Material Technology Corp.(b)	6,529,048	4,440,641
Goldsun Building Materials Co. Ltd.(a)(b)	12,672,000	3,920,656
Gourmet Master Co. Ltd.(b)	504,855	6,354,030
Grand Pacific Petrochemical(b)	7,481,000	6,734,247
Grape King Bio Ltd.(b)	908,000	5,903,181
Great Wall Enterprise Co. Ltd.(b)	4,679,500	5,242,088
Greatek Electronics Inc.(b)	2,941,000	5,088,948
HannStar Display Corp.(b)	18,150,640	6,777,594
Highwealth Construction Corp.(b)	5,562,230	7,399,246
Hiwin Technologies Corp.(b)	1,504,621	16,579,224
Ho Tung Chemical Corp.(a)	17,523,920	6,105,387
Holy Stone Enterprise Co. Ltd.(b)	2,868,330	8,750,157
Hon Hai Precision Industry Co. Ltd.	105,589,410	352,035,107
Hota Industrial Manufacturing Co. Ltd.(b)	1,640,219	7,245,750
Hotai Motor Co. Ltd.(b)	1,763,000	20,396,113
HTC Corp.(a)(b)	4,575,000	10,280,556
Hu Lane Associate Inc.(b)	588,000	3,019,004
Hua Nan Financial Holdings Co. Ltd.(b)	47,916,182	26,279,296
Huaku Development Co. Ltd.	2,463,000	5,780,996
Hung Sheng Construction Ltd.	6,568,000	5,277,349
IEI Integration Corp.(b)	2,859,582	4,070,953

14

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Innolux Corp.(b)	56,987,241	$24,889,406
International Games System Co. Ltd.(b)	389,000	2,185,320
Inventec Corp.	16,840,000	12,632,526
ITEQ Corp.	2,709,000	5,924,865
Kenda Rubber Industrial Co. Ltd.(b)	3,122,889	3,982,480
Kerry TJ Logistics Co. Ltd.	2,700,000	3,452,190
Kindom Construction Corp.(b)	4,367,000	2,788,159
King Slide Works Co. Ltd.(b)	424,000	5,795,826
King Yuan Electronics Co. Ltd.(b)	7,482,000	7,757,892
King’s Town Bank Co. Ltd.(b)	7,118,000	8,187,337
Kinpo Electronics(b)	12,534,000	4,408,672
Kinsus Interconnect Technology Corp.(b)	1,640,000	3,920,384
Land Mark Optoelectronics Corp.(b)	408,900	5,146,354
Largan Precision Co. Ltd.	662,000	113,445,356
LCY Chemical Corp.(b)	3,775,000	5,254,593
Lealea Enterprise Co. Ltd.(a)(b)	13,513,173	5,023,401
Lien Hwa Industrial Corp.	5,746,405	6,303,151
Lite-On Technology Corp.	14,122,238	17,350,286
Long Bon International Co. Ltd.	1,000	448
Long Chen Paper Co. Ltd.	2,174,000	2,971,728
Macronix International(a)	5,549,000	8,769,174
Makalot Industrial Co. Ltd.(b)	1,411,208	5,669,486
Masterlink Securities Corp.	16,353,344	4,765,227
MediaTek Inc.	10,062,572	109,368,489
Mega Financial Holding Co. Ltd.(b)	71,059,958	56,030,140
Merida Industry Co. Ltd.	1,471,850	6,084,864
Merry Electronics Co. Ltd.(b)	1,147,070	8,432,651
Microbio Co. Ltd.(a)	5,809,141	4,260,889
Micro-Star International Co. Ltd.(b)	4,685,000	11,449,306
Mitac Holdings Corp.(b)	4,457,560	5,350,142
Motech Industries Inc.(a)(b)	4,010,948	3,022,185
Nan Kang Rubber Tire Co. Ltd.(b)	4,175,000	3,772,171
Nan Ya Plastics Corp.	30,883,440	77,841,837
Nan Ya Printed Circuit Board Corp.(b)	1,944,000	1,643,009
Nanya Technology Corp.	4,939,000	12,811,036
Neo Solar Power Corp.(a)(b)	7,345,806	3,526,692
Nien Made Enterprise Co. Ltd.	999,000	9,159,332
Novatek Microelectronics Corp.	3,709,000	14,158,848
OBI Pharma Inc.(a)	879,000	4,439,838
Oriental Union Chemical Corp.(b)	4,802,000	5,003,084
Pan-International Industrial Corp.(b)	2,583,366	2,355,640
Parade Technologies Ltd.	471,000	8,872,274
PChome Online Inc.(b)	734,070	3,242,791
Pegatron Corp.(b)	12,836,000	29,229,139
PharmaEngine Inc.(b)	609,793	3,161,393
PharmaEssentia Corp.(a)	1,025,000	5,057,678
Pharmally International Holding Co. Ltd.	127,000	1,930,786
Phison Electronics Corp.	1,005,000	10,186,037
Pixart Imaging Inc.(b)	1,332,000	7,283,057
Pou Chen Corp.(b)	13,540,000	16,251,250
Powertech Technology Inc.	4,469,000	13,558,678
Poya International Co. Ltd.(b)	399,447	4,954,134
President Chain Store Corp.	3,867,000	36,614,923
President Securities Corp.(a)	10,125,135	4,979,187
Primax Electronics Ltd.	3,210,000	8,882,777
Prince Housing & Development Corp.(b)	9,546,995	3,724,073
Qisda Corp.(b)	13,258,000	8,840,435
Quanta Computer Inc.(b)	17,820,000	36,538,308
Radiant Opto-Electronics Corp.(b)	3,152,000	6,809,682
Radium Life Tech Co. Ltd.(a)	11,103,196	4,812,347

Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	3,132,110	$11,643,337
Ritek Corp.(a)	14,723,503	2,316,961
Ruentex Development Co. Ltd.(a)(b)	6,347,986	6,603,226
Ruentex Industries Ltd.(b)	3,903,906	6,488,288
Sanyang Motor Co. Ltd.	4,625,000	3,315,246
ScinoPharm Taiwan Ltd.(b)	1,924,027	2,270,806
Sercomm Corp.	1,904,000	5,091,045
Shin Kong Financial Holding Co. Ltd.(b)	55,189,443	18,860,165
Shin Zu Shing Co. Ltd.(b)	1,112,000	2,939,975
Shining Building Business Co. Ltd.(a)(b)	7,422,281	2,536,453
Shinkong Synthetic Fibers Corp.	12,507,000	4,153,155
Sigurd Microelectronics Corp.	5,380,000	5,712,909
Silergy Corp.(b)	418,000	8,863,373
Siliconware Precision Industries Co. Ltd.	12,972,819	21,625,690
Simplo Technology Co. Ltd.	989,400	5,640,708
Sinbon Electronics Co. Ltd.(b)	1,903,809	5,445,983
Sino-American Silicon Products Inc.	3,864,000	10,344,709
SinoPac Financial Holdings Co. Ltd.(b)	64,429,746	20,041,659
Sinyi Realty Inc.(b)	2,750,087	3,548,322
Sitronix Technology Corp.(b)	1,239,000	3,391,408
Soft-World International Corp.(b)	1,277,000	2,980,263
St. Shine Optical Co. Ltd.	304,000	8,817,764
Standard Foods Corp.(b)	3,764,096	9,424,672
Sunny Friend Environmental Technology Co. Ltd.(b)	663,000	5,592,418
Synnex Technology International Corp.	8,062,250	10,913,094
TA Chen Stainless Pipe(b)	7,079,347	4,508,086
Taichung Commercial Bank Co. Ltd.	18,081,200	5,865,509
Taigen Biopharmaceuticals Holdings Ltd.(a)	2,443,000	1,800,037
TaiMed Biologics Inc.(a)(b)	1,370,000	8,381,510
Tainan Spinning Co. Ltd.	8,391,894	3,735,140
Taishin Financial Holding Co. Ltd.	61,294,448	27,588,019
Taiwan Acceptance Corp.	1,609,000	6,115,423
Taiwan Business Bank	25,378,718	6,997,466
Taiwan Cement Corp.	21,518,000	24,069,110
Taiwan Cogeneration Corp.	4,141,000	3,437,718
Taiwan Cooperative Financial Holding Co. Ltd.	51,883,966	28,282,418
Taiwan Fertilizer Co. Ltd.	3,369,000	4,301,950
Taiwan Glass Industry Corp.(a)(b)	8,951,053	5,013,592
Taiwan High Speed Rail Corp.	10,497,000	8,399,280
Taiwan Hon Chuan Enterprise Co. Ltd.	2,687,674	4,865,663
Taiwan Land Development Corp.(a)(b)	12,486,973	4,163,157
Taiwan Mobile Co. Ltd.	10,274,000	36,822,531
Taiwan Paiho Ltd.(b)	1,668,000	6,367,473
Taiwan PCB Techvest Co. Ltd.(b)	4,359,042	4,701,441
Taiwan Secom Co. Ltd.(b)	2,087,185	6,346,312
Taiwan Semiconductor Co. Ltd.(b)	2,705,000	6,096,486
Taiwan Semiconductor Manufacturing Co. Ltd.	166,771,000	1,256,592,852
Taiwan Shin Kong Security Co. Ltd.	4,194,770	5,398,350
Taiwan Surface Mounting Technology Corp.(b)	4,776,261	4,777,216
Taiwan TEA Corp.(b)	7,348,000	3,784,977
Tatung Co. Ltd.(a)(b)	14,107,000	8,395,344
TCI Co. Ltd.	424,000	4,127,759
Teco Electric and Machinery Co. Ltd.	12,502,000	12,254,411
Test Research Inc.	2,105,400	2,776,174
Test Rite International Co. Ltd.	6,571,000	4,896,374
Ton Yi Industrial Corp.	6,545,000	2,934,929
Tong Hsing Electronic Industries Ltd.(b)	1,042,000	5,315,263
Tong Yang Industry Co. Ltd.	2,678,400	5,223,925
Topco Scientific Co. Ltd.(b)	1,602,338	4,214,992
TPK Holding Co. Ltd.(a)(b)	2,155,000	6,358,522

15

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Transcend Information Inc.	1,330,000	$3,711,442
Tripod Technology Corp.	3,259,000	10,496,079
TSRC Corp.(b)	4,587,900	5,659,542
TTY Biopharm Co. Ltd.(b)	1,717,124	5,593,219
Tung Ho Steel Enterprise Corp.	6,534,000	5,217,353
Tung Thih Electronic Co. Ltd.(b)	405,000	2,079,416
TWi Pharmaceuticals Inc.(a)(b)	799,000	1,952,614
TXC Corp.	2,944,000	3,857,411
U-Ming Marine Transport Corp.	3,793,000	4,539,865
Unimicron Technology Corp.	9,647,000	5,017,443
Uni-President Enterprises Corp.	32,193,369	68,370,928
United Integrated Services Co. Ltd.(b)	2,527,000	4,953,911
United Microelectronics Corp.(b)	79,351,000	40,477,105
UPC Technology Corp.(b)	9,443,099	5,556,801
USI Corp.	8,360,040	4,334,154
Vanguard International Semiconductor Corp.	5,828,000	13,873,415
Visual Photonics Epitaxy Co. Ltd.(b)	1,934,000	6,738,114
Voltronic Power Technology Corp.(b)	357,974	6,504,495
Wafer Works Corp.(a)	2,910,000	4,443,489
Wah Lee Industrial Corp.	1,889,000	3,602,414
Walsin Lihwa Corp.(b)	20,258,000	11,279,209
Walsin Technology Corp.(b)	2,474,597	9,240,344
Waterland Financial Holdings Co. Ltd.(b)	21,016,938	6,488,526
Win Semiconductors Corp.	2,260,427	24,116,045
Winbond Electronics Corp.	19,302,000	18,404,921
Wistron Corp.(b)	17,804,825	13,712,458
Wistron NeWeb Corp.(b)	1,997,736	5,681,366
Wowprime Corp.	587,260	2,564,882
WPG Holdings Ltd.	8,844,000	12,000,760
WT Microelectronics Co. Ltd.(b)	2,779,990	4,360,823
XinTec Inc.(a)	1,024,000	3,414,016
XPEC Entertainment Inc.(a)(d)	31,000	—
Yageo Corp.	1,352,370	15,149,574
Yang Ming Marine Transport Corp.(a)	8,661,677	3,465,364
Yeong Guan Energy Technology Group Co. Ltd.(b)	532,937	1,202,902
YFY Inc.(a)(b)	10,760,000	4,555,978
Yieh Phui Enterprise Co. Ltd.(b)	10,107,900	3,858,620
Yuanta Financial Holding Co. Ltd.	68,273,912	31,639,907
Yulon Motor Co. Ltd.	3,990,000	3,179,336
YungShin Global Holding Corp.(b)	2,842,650	3,790,958
Yungtay Engineering Co. Ltd.	3,096,000	5,336,507
Zhen Ding Technology Holding Ltd.(b)	2,625,950	6,417,355
Zinwell Corp.	2,946,000	3,039,898

		5,022,394,868
Thailand — 2.4%
Advanced Info Service PCL, NVDR	7,186,100	38,394,809
Airports of Thailand PCL, NVDR	28,870,200	55,026,637
Amata Corp. PCL, NVDR	6,346,200	4,857,777
AP Thailand PCL, NVDR(b)	17,024,690	4,587,179
Bangchak Corp. PCL, NVDR	3,750,000	4,305,726
Bangkok Airways PCL, NVDR(b)	5,628,100	3,084,599
Bangkok Bank PCL, Foreign	1,752,700	11,537,982
Bangkok Chain Hospital PCL, NVDR	11,288,450	5,426,475
Bangkok Dusit Medical Services PCL, NVDR	25,907,600	16,896,261
Bangkok Expressway & Metro PCL, NVDR	55,396,885	13,484,545
Bangkok Land PCL, NVDR	87,814,400	4,839,740
Banpu PCL, NVDR	14,878,200	7,789,872
Beauty Community PCL, NVDR(b)	16,613,700	10,784,153
Berli Jucker PCL, NVDR	8,771,000	15,576,179
BTS Group Holdings PCL, NVDR	41,567,100	10,499,956

Security	Shares	Value
Thailand (continued)
Bumrungrad Hospital PCL, NVDR	2,434,700	$14,872,096
Central Pattana PCL, NVDR	9,675,600	23,848,310
Charoen Pokphand Foods PCL, NVDR	21,765,300	15,727,528
Chularat Hospital PCL, NVDR(b)	51,346,000	3,615,915
CP ALL PCL, NVDR	34,246,900	76,546,960
Delta Electronics Thailand PCL, NVDR	3,541,600	9,135,940
Dynasty Ceramic PCL, NVDR	32,494,220	3,641,422
Eastern Polymer Group PCL, NVDR(b)	8,650,200	2,992,874
Electricity Generating PCL, NVDR	921,100	6,063,579
Energy Absolute PCL, NVDR	9,429,500	13,136,627
Esso Thailand PCL, NVDR(a)(b)	11,422,300	5,770,605
Glow Energy PCL, NVDR	3,246,100	8,671,838
Group Lease PCL, NVDR	200	44
Gunkul Engineering PCL, NVDR(b)	23,544,735	3,027,798
Hana Microelectronics PCL, NVDR	4,701,200	6,801,338
Home Product Center PCL, NVDR	33,602,374	12,963,561
Indorama Ventures PCL, NVDR	10,240,300	15,363,585
Inter Far East Energy Corp., NVDR(a)(b)(d)	7,049,000	2
IRPC PCL, NVDR	71,243,900	13,524,562
Italian-Thai Development PCL, NVDR(b)	18,503,100	2,311,471
Jasmine International PCL, NVDR(b)	18,607,100	4,045,022
Kasikornbank PCL, Foreign	8,175,000	58,571,647
Kasikornbank PCL, NVDR	3,887,200	27,017,587
KCE Electronics PCL, NVDR	1,960,000	4,951,010
Khon Kaen Sugar Industry PCL, NVDR(b)	14,689,086	2,230,798
Kiatnakin Bank PCL, NVDR	3,027,400	6,975,256
Krung Thai Bank PCL, NVDR	22,801,600	13,474,307
Krungthai Card PCL, NVDR(b)	1,126,000	5,774,801
LPN Development PCL, NVDR(b)	7,354,200	2,949,786
Major Cineplex Group PCL, NVDR(b)	3,590,400	3,380,429
Minor International PCL, NVDR	14,619,760	19,472,124
Muangthai Leasing PCL, NVDR(b)	5,560,800	6,597,704
PTG Energy PCL, NVDR(b)	5,992,800	3,871,650
PTT Exploration & Production PCL, NVDR	9,537,501	26,647,182
PTT Global Chemical PCL, NVDR	14,568,400	35,461,966
PTT PCL, NVDR	7,144,200	90,122,792
Quality Houses PCL, NVDR(b)	41,334,617	3,847,435
Robinson PCL, NVDR	3,977,000	9,010,961
Siam Cement PCL (The), Foreign	2,365,400	34,474,293
Siam Cement PCL (The), NVDR	255,400	3,722,303
Siam Commercial Bank PCL (The), NVDR	11,833,300	55,253,468
Siam Global House PCL, NVDR(b)	13,640,195	6,891,097
Singha Estate PCL, NVDR(a)(b)	20,670,300	2,379,679
Sino-Thai Engineering & Construction PCL, NVDR(b)	6,527,328	4,916,481
Sri Trang Agro-Industry PCL, NVDR(b)	7,303,160	2,862,231
Srisawad Corp PCL, NVDR(b)	4,569,430	8,814,271
Supalai PCL, NVDR	6,169,500	4,514,729
Superblock PCL, NVDR(a)(b)	91,381,400	3,329,573
Thai Airways International PCL, NVDR(a)(b)	5,199,300	2,722,230
Thai Oil PCL, NVDR	7,061,200	20,106,908
Thai Union Group PCL, NVDR	14,214,700	8,008,282
Thai Vegetable Oil PCL, NVDR(b)	4,324,600	4,038,588
Thaicom PCL, NVDR	15,700	6,105
Thanachart Capital PCL, NVDR	4,773,400	8,221,180
Thoresen Thai Agencies PCL, NVDR(b)	10,766,123	2,983,264
TICON Industrial Connection PCL, NVDR(b)	5,663,660	2,895,993
Tisco Financial Group PCL, NVDR	2,838,650	7,670,265
TMB Bank PCL, NVDR	107,457,300	9,212,506
True Corp. PCL, NVDR(a)	78,386,111	13,680,368

16

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
TTW PCL, NVDR(b)	12,835,900	$4,912,699
Unique Engineering & Construction PCL, NVDR(b)	6,011,200	3,257,754
VGI Global Media PCL, NVDR(b)	23,868,600	4,604,170
Vibhavadi Medical Center PCL, NVDR	44,595,400	3,741,316
WHA Corp. PCL, NVDR	57,829,800	6,905,579

		999,635,734
Turkey — 1.0%
Akbank Turk AS	14,688,839	33,807,213
Aksa Akrilik Kimya Sanayii AS	874,692	2,727,499
Albaraka Turk Katilim Bankasi AS	9,923,849	2,921,731
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,471,015	8,797,355
Arcelik AS	1,662,286	8,430,482
Aselsan Elektronik Sanayi Ve Ticaret AS(b)	1,598,165	13,624,735
BIM Birlesik Magazalar AS	1,498,131	27,749,204
Cimsa Cimento Sanayi VE Ticaret AS(b)	739,555	2,584,433
Coca-Cola Icecek AS	633,567	5,680,295
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)(b)	17,406,380	10,962,403
Eregli Demir ve Celik Fabrikalari TAS	9,854,765	21,722,591
Ford Otomotiv Sanayi AS	526,250	7,416,716
Haci Omer Sabanci Holding AS	5,634,841	14,671,172
Is Gayrimenkul Yatirim Ortakligi AS(b)	7,056,619	2,312,431
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	8,397,185	4,643,545
KOC Holding AS	4,578,561	19,329,110
Koza Altin Isletmeleri AS(a)	304,675	2,354,064
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	1,080,748	1,281,055
Otokar Otomotiv Ve Savunma Sanayi AS(b)	81,145	2,222,838
Petkim Petrokimya Holding AS	5,129,924	8,562,897
Soda Sanayii AS	3,325,862	4,189,204
TAV Havalimanlari Holding AS	1,278,814	6,390,714
Tekfen Holding AS	1,442,657	5,229,842
Tofas Turk Otomobil Fabrikasi AS	897,731	7,170,724
Trakya Cam Sanayii AS	4,964,211	5,248,830
Tupras Turkiye Petrol Rafinerileri AS	868,125	26,936,867
Turk Hava Yollari AO(a)(b)	3,649,071	11,453,415
Turk Telekomunikasyon AS(a)	3,825,478	5,572,630
Turkcell Iletisim Hizmetleri AS	6,665,331	25,954,528
Turkiye Garanti Bankasi AS	15,066,761	37,068,541
Turkiye Halk Bankasi AS	4,498,233	10,226,267
Turkiye Is Bankasi, Class C	11,156,184	17,622,318
Turkiye Sinai Kalkinma Bankasi AS(b)	12,925,909	4,467,423
Turkiye Sise ve Cam Fabrikalari AS	5,449,419	5,845,564
Turkiye Vakiflar Bankasi TAO, Class D	5,708,518	8,461,827
Ulker Biskuvi Sanayi AS	1,272,707	5,923,583
Yapi ve Kredi Bankasi AS(a)	6,053,778	6,431,863
Yazicilar Holding AS(b)	502,004	2,629,511
Zorlu Enerji Elektrik Uretim AS(a)	5,624,010	1,943,757

		400,569,177
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	14,635,548	28,091,645
Agthia Group PJSC	1,540,359	2,159,774
Air Arabia PJSC	18,395,501	6,210,297
Al Waha Capital PJSC	8,973,209	4,299,714
Aldar Properties PJSC	22,687,950	13,589,298
Amanat Holdings PJSC	4,344,495	1,537,665
Amlak Finance PJSC(a)	9,027,137	2,450,328
Arabtec Holding PJSC(a)	2,090,000	1,388,402
DAMAC Properties Dubai Co. PJSC	9,299,368	8,734,773
Dana Gas PJSC(a)	31,275,187	5,960,422

Security	Shares	Value
United Arab Emirates (continued)
Deyaar Development PJSC(a)	17,533,393	$2,324,738
DP World Ltd.	1,175,762	28,277,076
Dubai Investments PJSC	4,251,786	2,847,643
Dubai Islamic Bank PJSC	9,465,861	15,540,196
DXB Entertainments PJSC(a)	27,300,824	4,905,675
Emaar Malls PJSC	12,454,236	7,290,119
Emaar Properties PJSC	23,551,187	48,410,417
Emirates Telecommunications Group Co. PJSC	12,128,718	54,154,907
Eshraq Properties Co. PJSC(a)	10,604,578	2,078,763
First Abu Dhabi Bank PJSC	10,263,809	28,223,379
Orascom Construction Ltd.(a)	556,407	4,228,693

		272,703,924

Total Common Stocks — 96.4% (Cost: $32,527,236,745)		39,399,284,147

Preferred Stocks

Brazil — 2.2%
Alpargatas SA, Preference Shares	1,186,000	6,023,436
Banco ABC Brasil SA, Preference Shares	783,739	3,901,311
Banco Bradesco SA, Preference Shares	20,378,962	203,571,397
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares	1,316,900	5,237,785
Bradespar SA, Preference Shares	1,641,900	12,714,239
Braskem SA, Class A, Preference Shares	1,182,500	16,425,119
Centrais Eletricas Brasileiras SA, Class B, Preference Shares	1,483,600	9,695,486
Cia. Brasileira de Distribuicao, Preference Shares	1,072,700	22,973,535
Cia. de Saneamento do Parana, Preference Shares	1,988,200	6,453,970
Cia. Energetica de Minas Gerais, Preference Shares	5,073,720	10,245,235
Cia. Energetica de Sao Paulo, Class B, Preference Shares	1,362,900	5,116,348
Cia. Energetica do Ceara, Class A, Preference Shares	93,400	1,517,946
Cia. Paranaense de Energia, Class B, Preference Shares	697,900	4,925,976
Gerdau SA, Preference Shares	6,695,591	22,697,613
Gol Linhas Aereas Inteligentes SA, Preference Shares	464,700	1,996,141
Itau Unibanco Holding SA, Preference Shares	21,743,018	274,540,111
Itausa-Investimentos Itau SA, Preference Shares	26,798,792	85,106,765
Lojas Americanas SA, Preference Shares	4,930,510	22,370,954
Marcopolo SA, Preference Shares	4,158,600	4,580,376
Metalurgica Gerdau SA, Preference Shares	4,643,900	7,203,480
Petroleo Brasileiro SA, Preference Shares	26,584,600	125,094,431
Telefonica Brasil SA, Preference Shares	2,943,900	42,764,685
Usinas Siderurgicas de Minas Gerais SA, Class A, Preference Shares	3,002,500	7,863,362

		903,019,701
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,947,224	8,509,729
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	647,729	34,993,946

		43,503,675
Colombia — 0.1%
Avianca Holdings SA, Preference Shares	2,983,429	2,878,752
Bancolombia SA, Preference Shares	3,295,463	32,017,674

17

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Colombia (continued)
Grupo Aval Acciones y Valores SA, Preference Shares	27,202,709	$11,178,142
Grupo de Inversiones Suramericana SA, Preference Shares	562,975	7,084,368

		53,158,936
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares	46,526,000	22,612,367
Transneft PJSC, Preference Shares	2,068	6,301,667

		28,914,034
South Korea — 0.7%
Amorepacific Corp., Preference Shares	65,190	10,003,887
Hyundai Motor Co., Preference Shares	144,950	12,986,561
Hyundai Motor Co., Series 2, Preference Shares	235,891	23,518,652
LG Chem Ltd., Preference Shares	51,206	11,739,855
LG Household & Health Care Ltd., Preference Shares	14,851	9,579,970
Samsung Electronics Co. Ltd., Preference Shares	120,213	231,533,607

		299,362,532

Total Preferred Stocks — 3.2% (Cost: $1,116,674,493)		1,327,958,878

Rights

China — 0.0%
China Power International Development Ltd. (Expires 12/08/17)(a)(b)	7,069,666	199,141

Total Rights — 0.0% (Cost: $0)		199,141

Security	Shares	Value
Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(f)(g)(h)	2,026,586,276	$2,026,991,593
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(f)(g)	96,459,639	96,459,639

		2,123,451,232

Total Short-Term Investments — 5.2% (Cost: $2,123,271,292)		2,123,451,232

Total Investments in Securities — 104.8% (Cost: $35,767,182,530)		42,850,893,398
Other Assets, Less Liabilities — (4.8)%		(1,960,891,763)

Net Assets — 100.0%		$40,890,001,635

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,544,586,672	(518,000,396)	2,026,586,276	$2,026,991,593	$—	(a)	$(136,122)	$(125,921)
BlackRock Cash Funds: Treasury, SL Agency Shares	111,111,661	(14,652,022)	96,459,639	96,459,639	199,101		—	—

				$2,123,451,232	$199,101		$(136,122)	$(125,921)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,707	12/15/17	$95,592	$1,223,470

18

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Core MSCI Emerging Markets ETF

November 30, 2017

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,176,914,250	$220,225,374	$2,144,523	$39,399,284,147
Preferred Stocks	1,327,958,878	—	—	1,327,958,878
Rights	199,141	—	—	199,141
Money Market Funds	2,123,451,232	—	—	2,123,451,232

	$42,628,523,501	$220,225,374	$2,144,523	$42,850,893,398

Derivative financial instruments(a)
Assets
Futures Contracts	$1,223,470	$—	$—	$1,223,470

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

19

Schedule of Investments (unaudited) November 30, 2017	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Emerging Markets ETF(a)(b)	8,984,926	$414,205,089

Total Investment Companies — 99.6% (Cost: $352,492,312)		414,205,089

Short-Term Investments

Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(a)(c)(d)	74,366,944	74,381,817

Total Short-Term Investments — 17.9% (Cost: $74,381,817)		74,381,817

Total Investments in Securities — 117.5% (Cost: $426,874,129)		488,586,906
Other Assets, Less Liabilities — (17.5)%		(72,882,836)

Net Assets — 100.0%		$415,704,070

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Markets ETF	8,795,358	398,562		(208,994)	8,984,926	$414,205,089	$—		$1,140,186	$10,559,846
BlackRock Cash Funds: Institutional, SL Agency Shares	—	74,366,944	(a)	—	74,366,944	74,381,817	—	(b)	(18,184)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	(a)	—	—	—	1,669		—	—

						$488,586,906	$1,669		$1,122,002	$10,559,846

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,633,000	USD	800,304	MS	12/04/17	$4,046
EUR	7,679,000	USD	9,087,004	MS	12/04/17	52,922
HKD	727,818,000	USD	93,188,139	MS	12/04/17	597
INR	38,840,000	USD	599,171	MS	12/04/17	3,186
KRW	435,462,000	USD	389,523	MS	12/04/17	10,626
MXN	8,696,000	USD	455,742	MS	12/04/17	10,903
RUB	14,632,000	USD	249,731	MS	12/04/17	560
TRY	17,035,000	USD	4,293,086	MS	12/04/17	53,336
TWD	4,116,256,000	USD	137,211,253	MS	12/04/17	24,728
USD	61,107,272	BRL	199,233,000	MS	12/04/17	243,962
USD	14,139,120	CLP	9,049,326,000	MS	12/04/17	160,089
USD	9,156,056	EUR	7,679,000	MS	12/04/17	16,130

20

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	93,339,165	HKD	727,818,000	MS	12/04/17	$150,429
USD	603,051	INR	38,840,000	MS	12/04/17	694
USD	82,222,025	KRW	89,219,119,000	MS	12/04/17	237,996
USD	13,919,488	MXN	258,986,000	MS	12/04/17	21,774
USD	11,389,717	RUB	661,230,000	MS	12/04/17	78,906
USD	4,488,950	TRY	17,128,000	MS	12/04/17	118,799
USD	27,959,831	ZAR	381,442,000	MS	12/04/17	147,801
ZAR	381,442,000	USD	27,797,011	MS	12/04/17	15,019
BRL	2,965,000	USD	901,271	MS	01/04/18	1,482
CLP	425,448,000	USD	657,129	MS	01/04/18	152
EUR	169,000	USD	201,391	MS	01/04/18	217
KRW	817,712,000	USD	751,649	MS	01/04/18	201
TRY	147,000	USD	37,040	MS	01/04/18	113
USD	30,447,122	BRL	98,058,000	MS	01/04/18	591,440
USD	6,989,620	CLP	4,483,841,000	MS	01/04/18	62,469
USD	91,037,788	HKD	710,468,000	MS	01/04/18	34,983
USD	37,173,539	INR	2,400,853,000	MS	01/04/18	123,338
USD	81,447,113	KRW	87,936,005,000	MS	01/04/18	593,854
USD	13,411,487	MXN	250,290,000	MS	01/04/18	53,889
USD	68,184,975	TWD	2,039,924,000	MS	01/04/18	89,906
USD	1,295,654	ZAR	17,771,000	MS	01/04/18	6,426
RUB	16,939,000	USD	288,543	MS	01/09/18	139

						2,911,112

BRL	200,619,000	USD	62,000,537	MS	12/04/17	(713,822)
CLP	9,049,326,000	USD	14,063,342	MS	12/04/17	(84,311)
EUR	7,679,000	USD	9,156,056	MS	12/04/17	(16,130)
HKD	727,818,000	USD	93,235,074	MS	12/04/17	(46,339)
INR	2,439,693,000	USD	37,880,020	MS	12/04/17	(43,590)
KRW	178,003,000,000	USD	164,466,786	MS	12/04/17	(898,878)
MXN	509,276,000	USD	27,407,921	MS	12/04/17	(79,136)
RUB	663,917,000	USD	11,360,661	MS	12/04/17	(3,887)
TRY	93,000	USD	24,274	MS	12/04/17	(546)
TWD	19,542,000	USD	654,831	MS	12/04/17	(3,301)
USD	1,223,929	BRL	4,019,000	MS	12/04/17	(3,828)
USD	8,946,139	EUR	7,679,000	MS	12/04/17	(193,787)
USD	93,188,139	HKD	727,818,000	MS	12/04/17	(597)
USD	37,482,018	INR	2,439,693,000	MS	12/04/17	(354,412)
USD	79,342,504	KRW	89,219,119,000	MS	12/04/17	(2,641,525)
USD	13,463,970	MXN	258,986,000	MS	12/04/17	(433,744)
USD	294,694	RUB	17,319,000	MS	12/04/17	(1,560)
USD	137,553,523	TWD	4,135,798,000	MS	12/04/17	(333,988)
USD	26,922,526	ZAR	381,442,000	MS	12/04/17	(889,504)
ZAR	381,442,000	USD	27,959,831	MS	12/04/17	(147,801)
BRL	1,365,000	USD	416,343	MS	01/04/18	(741)
EUR	143,000	USD	170,894	MS	01/04/18	(302)
HKD	13,026,000	USD	1,668,495	MS	01/04/18	(14)
INR	50,474,000	USD	780,114	MS	01/04/18	(1,194)
KRW	806,853,000	USD	742,751	MS	01/04/18	(886)
MXN	11,459,000	USD	612,545	MS	01/04/18	(996)

21

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	1,072,000	USD	271,644	MS	01/04/18	$(704)
TWD	56,030,000	USD	1,871,954	MS	01/04/18	(1,606)
USD	9,007,016	EUR	7,594,000	MS	01/04/18	(52,243)
USD	4,629,044	HKD	36,141,000	MS	01/04/18	(204)
USD	4,212,035	TRY	16,878,000	MS	01/04/18	(53,762)
USD	27,234,161	ZAR	375,637,000	MS	01/04/18	(17,072)
ZAR	2,174,000	USD	158,438	MS	01/04/18	(721)
USD	12,118,499	RUB	712,142,000	MS	01/09/18	(18,136)

						(7,039,267)

	Net unrealized depreciation					$(4,128,155)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$414,205,089	$—	$—	$414,205,089
Money Market Funds	74,381,817	—	—	74,381,817

	$488,586,906	$—	$—	$488,586,906

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,911,112	$—	$2,911,112
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,039,267)	—	(7,039,267)

	$—	$(4,128,155)	$—	$(4,128,155)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley and Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

22

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Min Vol EM Currency Hedged ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.7%
iShares Edge MSCI Min Vol Emerging Markets ETF(a)	134,641	$7,970,747

Total Investment Companies — 99.7% (Cost: $7,058,627)		7,970,747

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(a)(b)	4,589	4,589

Total Short-Term Investments — 0.0% (Cost: $4,589)		4,589

Total Investments in Securities — 99.7% (Cost: $7,063,216)		7,975,336
Other Assets, Less Liabilities — 0.3%		21,416

Net Assets — 100.0%		$7,996,752

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol Emerging Markets ETF	112,856	23,851		(2,066)	134,641	$7,970,747	$—	$(590)	$106,360
BlackRock Cash Funds: Treasury, SL Agency Shares	3,008	1,581	(a)	—	4,589	4,589	11	—	—

						$7,975,336	$11	$(590)	$106,360

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts outstanding as of November 30, 2017 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	6,000	USD	1,823	BNP	12/04/17	$10
EUR	68,000	USD	80,495	BOA	12/04/17	442
EUR	1,000	USD	1,167	CITI	12/04/17	24
EUR	1,000	USD	1,167	MS	12/04/17	23
HKD	12,000	USD	1,536	MS	12/04/17	—
INR	324,000	USD	4,993	MS	12/04/17	31
KRW	17,833,000	USD	15,990	MS	12/04/17	397
MXN	8,000	USD	416	CITI	12/04/17	14
MXN	4,000	USD	213	JPM	12/04/17	2
MXN	53,000	USD	2,756	MS	12/04/17	89
PLN	856,000	USD	241,124	CITI	12/04/17	1,400
RUB	1,313,000	USD	22,452	BNP	12/04/17	8
RUB	1,000	USD	17	MS	12/04/17	—
TWD	60,820,000	USD	2,027,266	BNP	12/04/17	473

23

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol EM Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	11,946,000	USD	398,187	DB	12/04/17	$93
TWD	409,000	USD	13,602	MS	12/04/17	34
USD	267,866	BRL	874,000	BNP	12/04/17	870
USD	24,839	BRL	81,000	DB	12/04/17	94
USD	673,386	CLP	431,421,000	BNP	12/04/17	6,944
USD	58,028	CLP	36,987,000	DB	12/04/17	892
USD	332	CLP	214,000	MS	12/04/17	1
USD	1,229,570	HKD	9,587,000	CITI	12/04/17	2,065
USD	51,931	HKD	405,000	MS	12/04/17	76
USD	263,674	HKD	2,059,000	SSB	12/04/17	43
USD	5,031	INR	324,000	MS	12/04/17	6
USD	1,588,473	KRW	1,723,652,000	BNP	12/04/17	4,598
USD	16,434	KRW	17,833,000	MS	12/04/17	48
USD	18,908	RUB	1,098,000	BNP	12/04/17	126
ZAR	19,000	USD	1,337	BBP	12/04/17	48
ZAR	1,960,000	USD	142,902	CITI	12/04/17	7
ZAR	4,000	USD	281	MS	12/04/17	10
BRL	10,000	USD	3,041	DB	01/04/18	4
CLP	17,165,000	USD	26,475	BNP	01/04/18	44
CLP	2,214,000	USD	3,418	DB	01/04/18	2
EUR	1,000	USD	1,192	JPM	01/04/18	—
HKD	127,000	USD	16,266	MS	01/04/18	1
PLN	17,000	USD	4,813	BBP	01/04/18	6
TWD	578,000	USD	19,287	DB	01/04/18	8
USD	151,516	BRL	490,000	BNP	01/04/18	2,325
USD	360,164	CLP	231,063,000	BNP	01/04/18	3,191
USD	1,533,910	HKD	11,972,000	JPM	01/04/18	434
USD	7,831	INR	507,000	JPM	01/04/18	7
USD	513,912	INR	33,191,000	MS	01/04/18	1,705
USD	1,596,270	KRW	1,723,652,000	BNP	01/04/18	11,448
USD	187,550	MXN	3,499,000	JPM	01/04/18	813
USD	2,418,577	TWD	72,284,000	BNP	01/04/18	5,651
USD	2,334	ZAR	32,000	JPM	01/04/18	12
RUB	30,000	USD	511	DB	01/09/18	1
RUB	53,000	USD	903	JPM	01/09/18	—

						44,520

BRL	871,000	USD	268,875	BNP	12/04/17	(2,795)
BRL	81,000	USD	24,834	DB	12/04/17	(90)
CLP	431,421,000	USD	670,745	BNP	12/04/17	(4,303)
CLP	36,987,000	USD	57,316	DB	12/04/17	(180)
CLP	214,000	USD	337	MS	12/04/17	(6)
HKD	11,972,000	USD	1,533,400	JPM	12/04/17	(523)
HKD	67,000	USD	8,592	MS	12/04/17	(13)
INR	27,943,000	USD	433,858	BNP	12/04/17	(499)
INR	5,572,000	USD	86,514	DB	12/04/17	(100)
KRW	3,174,816,000	USD	2,933,329	BNP	12/04/17	(15,970)
KRW	290,321,000	USD	267,552	DB	12/04/17	(774)
MXN	3,499,000	USD	188,611	JPM	12/04/17	(847)
TWD	72,284,000	USD	2,411,074	BNP	12/04/17	(1,125)

24

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol EM Currency Hedged ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	73,000	USD	2,442	MS	12/04/17	$(8)
USD	913	BRL	3,000	BNP	12/04/17	(3)
USD	68,728	EUR	59,000	BOA	12/04/17	(1,497)
USD	12,909	EUR	11,000	DB	12/04/17	(184)
USD	429,112	INR	27,943,000	BNP	12/04/17	(4,247)
USD	85,490	INR	5,572,000	DB	12/04/17	(925)
USD	1,291,481	KRW	1,451,164,000	BNP	12/04/17	(42,003)
USD	264,650	KRW	290,321,000	DB	12/04/17	(2,128)
USD	185,680	MXN	3,564,000	CITI	12/04/17	(5,572)
USD	1,099	PLN	4,000	MS	12/04/17	(34)
USD	195,261	PLN	712,000	SSB	12/04/17	(6,465)
USD	38,809	PLN	140,000	UBS	12/04/17	(856)
USD	171	RUB	10,000	BNP	12/04/17	—
USD	3,461	RUB	206,000	DB	12/04/17	(63)
USD	4,429,085	TWD	133,104,000	BNP	12/04/17	(8,603)
USD	397,948	TWD	11,946,000	DB	12/04/17	(332)
USD	16,066	TWD	482,000	MS	12/04/17	(4)
USD	116,499	ZAR	1,649,000	CITI	12/04/17	(3,735)
USD	23,739	ZAR	334,000	SSB	12/04/17	(614)
INR	301,000	USD	4,650	DB	01/04/18	(5)
KRW	14,351,000	USD	13,198	DB	01/04/18	(3)
MXN	22,000	USD	1,176	JPM	01/04/18	(2)
PLN	13,000	USD	3,692	JPM	01/04/18	(7)
TWD	195,000	USD	6,515	JPM	01/04/18	(5)
USD	80,681	EUR	68,000	BOA	01/04/18	(439)
USD	49,697	HKD	388,000	JPM	01/04/18	(1)
USD	9,253	KRW	10,067,000	BNP	01/04/18	(3)
USD	1,014	MXN	19,000	CITI	01/04/18	—
USD	240,672	PLN	854,000	CITI	01/04/18	(1,392)
USD	142,184	ZAR	1,960,000	CITI	01/04/18	(7)
ZAR	4,000	USD	291	BBP	01/04/18	—
USD	22,141	RUB	1,302,000	BNP	01/09/18	(48)

						(106,410)

	Net unrealized depreciation					$(61,890)

25

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol EM Currency Hedged ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,970,747	$—	$—	$7,970,747
Money Market Funds	4,589	—	—	4,589

	$7,975,336	$—	$—	$7,975,336

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$44,520	$—	$44,520
Liabilities
Forward Foreign Currency Exchange Contracts	—	(106,410)	—	(106,410)

	$—	$(61,890)	$—	$(61,890)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
DB	Deutsche Bank AG London
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	New Russian Ruble
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

26

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 1.7%
Ambev SA	4,609,700	$28,996,614
Cielo SA	1,759,516	12,327,647
CPFL Energia SA	635,200	4,079,195
Equatorial Energia SA	688,500	13,470,881
Raia Drogasil SA	612,000	16,477,283

		75,351,620
Chile — 3.3%
Aguas Andinas SA, Series A	43,395,390	24,946,001
Banco de Chile	416,908,170	57,702,774
Banco de Credito e Inversiones	93,582	5,600,501
Cia. Cervecerias Unidas SA	168,300	2,131,260
Colbun SA	17,885,700	3,636,066
Empresas COPEC SA	332,775	4,462,739
Enel Americas SA	18,031,050	3,481,332
Enel Generacion Chile SA	6,164,370	5,028,054
SACI Falabella	4,518,855	37,829,792

		144,818,519
China — 25.2%
3SBio Inc.(a)(b)	2,850,500	5,547,566
AAC Technologies Holdings Inc.	1,336,500	26,746,428
Agricultural Bank of China Ltd., Class H	107,100,000	49,777,599
Alibaba Group Holding Ltd., ADR(b)	348,840	61,772,587
ANTA Sports Products Ltd.	3,807,000	17,060,383
Autohome Inc., ADR(b)	46,332	2,565,403
Baidu Inc., ADR(b)	166,005	39,605,473
Bank of China Ltd., Class H	89,505,000	43,433,452
Bank of Communications Co. Ltd., Class H	5,270,000	3,900,105
Beijing Capital International Airport Co. Ltd., Class H	6,120,000	9,042,637
China CITIC Bank Corp. Ltd., Class H	16,065,000	10,387,474
China Construction Bank Corp., Class H	41,310,000	36,019,705
China Everbright Bank Co. Ltd., Class H	22,950,000	10,637,244
China Gas Holdings Ltd.(c)	1,530,000	4,701,544
China Huarong Asset Management Co. Ltd., Class H(a)	9,945,000	4,558,539
China Huishan Dairy Holdings Co. Ltd.(b)(c)(d)	70,195,000	90
China Life Insurance Co. Ltd., Class H	1,530,000	4,966,006
China Medical System Holdings Ltd.(c)	7,650,000	15,985,250
China Mengniu Dairy Co. Ltd.	7,231,000	18,368,677
China Merchants Port Holdings Co. Ltd.	1,132,000	2,920,514
China Mobile Ltd.	6,502,500	65,980,785
China Petroleum & Chemical Corp., Class H	42,840,000	30,607,052
China Resources Beer Holdings Co. Ltd.	7,650,000	21,010,025
China Resources Gas Group Ltd.	2,318,000	8,948,260
China Resources Pharmaceutical Group Ltd.(a)	1,530,000	2,029,500
China Resources Power Holdings Co. Ltd.	3,066,000	5,770,685
China Telecom Corp. Ltd., Class H	38,250,000	18,561,304
China Unicom Hong Kong Ltd.(b)	3,060,000	4,435,123
CNOOC Ltd.	1,530,000	2,072,597
COSCO SHIPPING Ports Ltd.	13,770,000	13,875,432
CSPC Pharmaceutical Group Ltd.	23,310,000	46,260,659
Fullshare Holdings Ltd.(c)	19,765,000	8,275,275
Fuyao Glass Industry Group Co. Ltd., Class H(a)	918,000	3,526,158
Guangdong Investment Ltd.	32,130,000	43,195,437
Hengan International Group Co. Ltd.	2,295,000	22,376,412
Industrial & Commercial Bank of China Ltd., Class H	37,485,000	29,132,922
Jiangsu Expressway Co. Ltd., Class H	19,890,000	27,249,366
Kingboard Chemical Holdings Ltd.	765,000	4,388,108
Lenovo Group Ltd.(c)	13,770,000	7,828,071
NetEase Inc., ADR	95,625	31,432,894

Security	Shares	Value
China (continued)
New Oriental Education & Technology Group Inc., ADR	201,492	$17,098,611
PetroChina Co. Ltd., Class H	50,490,000	33,939,272
Ping An Insurance Group Co. of China Ltd., Class H	1,530,000	15,084,121
Semiconductor Manufacturing International Corp.(b)(c)	8,795,000	12,274,398
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,300,000	10,480,525
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	8,638,744	12,811,257
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,136,500	7,879,200
Shenzhou International Group Holdings Ltd.	3,155,000	28,479,104
Sihuan Pharmaceutical Holdings Group Ltd.(c)	33,660,000	11,851,809
SINA Corp./China(b)	19,125	1,869,851
Sino Biopharmaceutical Ltd.	12,665,000	16,572,725
Sinopharm Group Co. Ltd., Class H	918,400	3,610,007
Sun Art Retail Group Ltd.	4,797,000	4,692,464
Sunny Optical Technology Group Co. Ltd.	200,000	3,328,980
TAL Education Group, Class A, ADR	420,453	11,722,230
Tencent Holdings Ltd.	1,242,900	63,336,944
TravelSky Technology Ltd., Class H	6,885,000	18,820,869
Tsingtao Brewery Co. Ltd., Class H	1,972,000	8,003,944
Want Want China Holdings Ltd.(c)	3,825,000	2,997,234
Weibo Corp., ADR(b)	17,595	1,910,113
Yum China Holdings Inc.	966,316	39,454,682
Zijin Mining Group Co. Ltd., Class H	6,120,000	2,123,531
ZTE Corp., Class H(b)	1,683,000	5,850,484

		1,099,145,096
Colombia — 0.5%
Grupo Argos SA/Colombia	219,555	1,496,111
Interconexion Electrica SA ESP	4,724,640	21,693,933

		23,190,044
Czech Republic — 0.5%
CEZ AS	97,920	2,244,091
Komercni Banka AS	257,805	10,824,403
Moneta Money Bank AS(a)	693,439	2,505,079
O2 Czech Republic AS	580,816	7,264,438

		22,838,011
Egypt — 0.3%
Commercial International Bank Egypt SAE	3,510,033	14,955,232

Greece — 0.8%
Hellenic Telecommunications Organization SA	715,880	8,663,831
JUMBO SA	619,385	9,379,250
OPAP SA	365,592	4,468,114
Titan Cement Co. SA	481,252	11,889,567

		34,400,762
Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	1,292,085	15,013,126
Richter Gedeon Nyrt	1,014,832	26,281,825

		41,294,951
India — 7.7%
Asian Paints Ltd.	1,488,690	26,475,733
Cadila Healthcare Ltd.	332,010	2,207,650
Cipla Ltd.	306,000	2,851,666
Coal India Ltd.	491,130	2,100,708
Dabur India Ltd.	6,349,500	33,904,045
HCL Technologies Ltd.	2,395,215	31,500,346
Hindustan Unilever Ltd.	1,072,530	21,165,335
Housing Development Finance Corp. Ltd.	292,995	7,614,326
Infosys Ltd.	3,213,765	48,650,062

27

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
ITC Ltd.	564,570	$2,241,907
Lupin Ltd.	165,240	2,095,483
Marico Ltd.	3,134,205	14,873,864
Maruti Suzuki India Ltd.	14,535	1,938,398
Nestle India Ltd.	33,660	4,000,518
Reliance Industries Ltd.	623,475	8,910,723
Sun Pharmaceutical Industries Ltd.	700,740	5,867,937
Tata Consultancy Services Ltd.	1,095,480	44,801,190
Tech Mahindra Ltd.	1,972,935	14,969,889
Titan Co. Ltd.	569,160	7,228,367
Vakrangee Ltd.	819,315	9,066,086
Wipro Ltd.	9,310,050	42,146,458

		334,610,691
Indonesia — 5.2%
Bank Central Asia Tbk PT	41,922,000	63,072,061
Bank Mandiri Persero Tbk PT	11,781,000	6,445,320
Bank Rakyat Indonesia Persero Tbk PT	36,261,000	8,605,487
Gudang Garam Tbk PT	1,836,000	10,387,395
Hanjaya Mandala Sampoerna Tbk PT	95,319,000	28,893,087
Indofood CBP Sukses Makmur Tbk PT	11,398,500	7,120,902
Indofood Sukses Makmur Tbk PT	15,988,500	8,658,566
Jasa Marga Persero Tbk PT	6,043,595	2,848,434
Kalbe Farma Tbk PT	156,825,000	18,550,939
Telekomunikasi Indonesia Persero Tbk PT	113,296,500	34,761,236
Unilever Indonesia Tbk PT	10,786,500	39,314,982

		228,658,409
Malaysia — 6.8%
DiGi.Com Bhd(c)	3,519,000	3,992,703
HAP Seng Consolidated Bhd(c)	2,907,000	6,873,870
Hong Leong Bank Bhd	10,939,500	40,499,824
IHH Healthcare Bhd	34,042,500	46,949,432
Malayan Banking Bhd	21,955,500	49,660,930
Maxis Bhd(c)	12,138,500	17,601,493
Petronas Chemicals Group Bhd	6,502,500	11,766,353
Petronas Dagangan Bhd	1,147,500	6,790,439
Petronas Gas Bhd	5,278,500	20,497,024
Public Bank Bhd	12,753,980	62,062,404
Telekom Malaysia Bhd(c)	7,650,000	11,279,985
Tenaga Nasional Bhd	4,207,500	15,906,089
Westports Holdings Bhd(c)	3,289,500	2,767,057

		296,647,603
Mexico — 1.6%
Arca Continental SAB de CV	2,512,800	17,234,140
Coca-Cola Femsa SAB de CV, Series L	535,500	3,683,109
Gruma SAB de CV, Series B	684,675	8,501,952
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,020,800	10,176,728
Infraestructura Energetica Nova SAB de CV	1,683,000	9,211,001
Wal-Mart de Mexico SAB de CV	8,644,500	20,405,592
		69,212,522
Pakistan — 0.2%
Habib Bank Ltd.	1,526,600	2,361,431
Lucky Cement Ltd.	497,250	2,334,185
MCB Bank Ltd.	2,976,500	5,771,091

		10,466,707
Peru — 1.2%
Credicorp Ltd.	240,858	50,828,264

Philippines — 3.4%
Aboitiz Equity Ventures Inc.	17,334,900	24,143,315

Security	Shares	Value
Philippines (continued)
Aboitiz Power Corp.	24,633,000	$19,236,873
Bank of the Philippine Islands	13,058,554	26,735,480
BDO Unibank Inc.	11,383,203	33,067,004
Jollibee Foods Corp.	4,368,150	21,171,535
Metropolitan Bank & Trust Co.	4,253,401	8,107,358
Security Bank Corp.	1,453,500	7,229,904
Universal Robina Corp.	2,392,790	6,331,896

		146,023,365
Poland — 1.2%
Bank Pekao SA	423,045	15,371,009
Bank Zachodni WBK SA	55,080	5,784,975
CD Projekt SA	67,320	1,939,617
Cyfrowy Polsat SA	559,215	3,957,373
Grupa Lotos SA	181,236	2,896,916
PGE Polska Grupa Energetyczna SA(b)	2,076,237	7,031,099
Polski Koncern Naftowy ORLEN SA	448,673	14,111,577

		51,092,566
Qatar — 1.5%
Commercial Bank PQSC (The)(b)	781,830	5,638,399
Doha Bank QPSC	522,972	3,604,721
Masraf Al Rayan QSC	237,150	2,158,510
Qatar Electricity & Water Co. QSC	462,060	20,069,260
Qatar Islamic Bank SAQ	663,255	16,186,623
Qatar National Bank QPSC	489,600	15,357,426

		63,014,939
Russia — 0.1%
Rosneft Oil Co. PJSC	371,300	1,866,233
Rosneft Oil Co. PJSC, GDR	883,271	4,357,176

		6,223,409
South Africa — 1.6%
AngloGold Ashanti Ltd.	222,615	2,330,176
Bidvest Group Ltd. (The)	363,375	5,096,972
Fortress REIT Ltd., Class A	7,646,940	9,669,028
Gold Fields Ltd.	540,855	2,306,934
Naspers Ltd., Class N	10,710	2,895,025
NEPI Rockcastle PLC	941,715	14,727,822
Sappi Ltd.	295,290	2,105,828
SPAR Group Ltd. (The)	207,582	2,887,965
Tiger Brands Ltd.	79,560	2,434,591
Vodacom Group Ltd.	2,384,505	25,354,319

		69,808,660
South Korea — 10.6%
Celltrion Inc.(b)	26,775	4,923,205
Cheil Worldwide Inc.	187,425	3,461,744
CJ CheilJedang Corp.(c)	10,678	3,934,646
CJ Logistics Corp.(b)(c)	50,490	7,052,130
Coway Co. Ltd.	74,205	6,539,177
DB Insurance Co. Ltd.	378,675	23,835,734
E-MART Inc.	28,305	7,113,639
GS Retail Co. Ltd.	70,380	2,554,569
Hanssem Co. Ltd.	27,540	4,643,777
Hanwha Life Insurance Co. Ltd.	519,435	3,560,749
Hyundai Marine & Fire Insurance Co. Ltd.	282,285	11,257,679
Kakao Corp.	65,790	8,252,088
Kangwon Land Inc.	765,765	26,141,208
Kia Motors Corp.	243,270	7,522,201
Korea Electric Power Corp.	115,515	3,980,531
KT Corp.	262,836	7,354,336
KT&G Corp.	413,828	46,392,847

28

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
LG Display Co. Ltd.	140,760	$3,996,769
Lotte Corp.	44,527	2,516,343
NAVER Corp.	51,185	37,627,383
NCSoft Corp.	51,255	20,558,518
S-1 Corp.	233,325	21,440,386
Samsung Biologics Co. Ltd.(a)(b)(c)	46,665	14,686,664
Samsung Electro-Mechanics Co. Ltd.	61,200	5,623,708
Samsung Electronics Co. Ltd.	18,360	42,852,653
Samsung Fire & Marine Insurance Co. Ltd.	98,653	23,569,750
Samsung Life Insurance Co. Ltd.	275,363	32,388,205
Samsung SDI Co. Ltd.	63,495	12,369,345
SK Hynix Inc.	440,640	31,096,855
SK Telecom Co. Ltd.	139,963	33,953,808

		461,200,647
Taiwan — 16.6%
Advanced Semiconductor Engineering Inc.	5,355,890	6,937,265
Advantech Co. Ltd.	3,179,333	21,199,793
Asustek Computer Inc.	1,805,000	16,609,322
AU Optronics Corp.	9,945,000	4,227,470
Chicony Electronics Co. Ltd.	8,454,085	22,435,993
Chunghwa Telecom Co. Ltd.	16,665,000	57,505,751
Compal Electronics Inc.	2,295,000	1,587,692
Delta Electronics Inc.	2,534,000	11,532,006
Eva Airways Corp.	7,073,582	3,561,082
Far EasTone Telecommunications Co. Ltd.	19,890,000	47,413,983
First Financial Holding Co. Ltd.	62,730,159	40,259,904
Formosa Petrochemical Corp.	6,120,000	21,628,326
Formosa Plastics Corp.	2,295,840	6,934,824
Foxconn Technology Co. Ltd.	3,489,331	9,702,281
Hon Hai Precision Industry Co. Ltd.	16,830,125	56,111,639
Hua Nan Financial Holdings Co. Ltd.	55,080,034	30,208,260
Innolux Corp.	8,415,000	3,675,285
Lite-On Technology Corp.	16,830,752	20,677,909
MediaTek Inc.	388,000	4,217,110
Nanya Technology Corp.	3,825,000	9,921,484
Novatek Microelectronics Corp.	541,000	2,065,230
Phison Electronics Corp.	152,000	1,540,575
Powertech Technology Inc.	3,061,000	9,286,891
President Chain Store Corp.	3,062,000	28,992,732
Quanta Computer Inc.	3,060,000	6,274,255
Siliconware Precision Industries Co. Ltd.	30,600,000	51,010,202
Standard Foods Corp.	1,957,476	4,901,195
Synnex Technology International Corp.	15,300,000	20,710,142
Taiwan Business Bank	15,300,476	4,218,675
Taiwan Cooperative Financial Holding Co. Ltd.	106,335,770	57,964,588
Taiwan Mobile Co. Ltd.	14,535,000	52,094,169
Taiwan Semiconductor Manufacturing Co. Ltd.	8,415,000	63,405,681
United Microelectronics Corp.	20,655,000	10,536,157
Winbond Electronics Corp.	5,327,000	5,079,422
WPG Holdings Ltd.	6,120,000	8,304,461

		722,731,754
Thailand — 6.6%
Advanced Info Service PCL, NVDR	1,836,000	9,809,614
Airports of Thailand PCL, NVDR	15,993,900	30,484,393
Bangkok Dusit Medical Services PCL, NVDR	40,698,000	26,542,174
Bangkok Expressway & Metro PCL, NVDR	75,104,300	18,281,665
BTS Group Holdings PCL, NVDR	95,701,500	24,174,445
Bumrungrad Hospital PCL, NVDR	3,519,000	21,495,423
Central Pattana PCL, NVDR	1,393,700	3,435,176

Security	Shares	Value
Thailand (continued)
CP ALL PCL, NVDR	16,373,700	$36,597,676
Delta Electronics Thailand PCL, NVDR	5,990,100	15,452,110
Electricity Generating PCL, NVDR(c)	2,172,300	14,300,199
Glow Energy PCL, NVDR	8,415,000	22,480,366
Home Product Center PCL, NVDR	26,923,500	10,386,898
Kasikornbank PCL, NVDR	1,606,500	11,165,814
KCE Electronics PCL, NVDR	4,510,300	11,393,134
Minor International PCL, NVDR	3,459,700	4,607,990
Robinson PCL, NVDR	2,171,600	4,920,343
Siam Cement PCL (The), Foreign	1,325,500	19,318,371
Thai Union Group PCL, NVDR	7,956,000	4,482,254

		289,328,045
United Arab Emirates — 2.0%
DP World Ltd.	972,506	23,388,770
Dubai Islamic Bank PJSC	4,054,500	6,656,312
Emirates Telecommunications Group Co. PJSC	5,604,181	25,022,752
First Abu Dhabi Bank PJSC	12,132,900	33,362,997

		88,430,831

Total Common Stocks — 99.6% (Cost: $3,791,541,852)		4,344,272,647

Preferred Stocks

Colombia — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares	471,240	5,929,993

Russia — 0.0%
Transneft PJSC, Preference Shares	695	2,117,823

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares	1,530	2,946,823

Total Preferred Stocks — 0.2% (Cost: $8,252,124)		10,994,639

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	64,278,755	64,291,611

Total Short-Term Investments — 1.5% (Cost: $64,281,662)		64,291,611

Total Investments in Securities — 101.3% (Cost: $3,864,075,638)		4,419,558,897
Other Assets, Less Liabilities — (1.3)%		(55,946,141)

Net Assets — 100.0%		$4,363,612,756

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

29

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	84,571,230	(20,292,475)	64,278,755	$64,291,611	$—	(a)	$(3,652)	$(4,974)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,920,351	(4,920,351)	—	—	14,902		—	—

				$64,291,611	$14,902		$(3,652)	$(4,974)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	110	12/15/17	$6,160	$(108,812)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,281,257,618	$63,014,939	$90	$4,344,272,647
Preferred Stocks	10,994,639	—	—	10,994,639
Money Market Funds	64,291,611	—	—	64,291,611

	$4,356,543,868	$63,014,939	$90	$4,419,558,897

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(108,812)	$—	$—	$(108,812)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 1 to Level 2 during the three months ended November 30, 2017 in the amount of $78,233,787 (the value of the securities as of the beginning of the period), resulting from the temporary use of an offshore spot rate to translate Qatari riyal into U.S. dollars.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

30

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Belgium — 0.3%
Colruyt SA	38,181	$2,025,412
Proximus SADP	143,715	4,934,270
UCB SA	55,766	4,171,745

		11,131,427
Canada — 3.2%
Agnico Eagle Mines Ltd.(a)	213,213	9,358,996
Barrick Gold Corp.	619,047	8,562,771
BCE Inc.	244,101	11,698,204
Fairfax Financial Holdings Ltd.	13,299	7,318,837
First Capital Realty Inc.	108,966	1,779,589
Franco-Nevada Corp.	282,711	23,065,864
Goldcorp Inc.	553,839	7,011,654
Intact Financial Corp.	217,074	18,238,058
RioCan REIT	101,673	1,965,115
Rogers Communications Inc., Class B	89,661	4,660,173
Shaw Communications Inc., Class B	181,467	4,049,659
TELUS Corp.	312,741	11,574,549
Thomson Reuters Corp.	185,328	8,173,824

		117,457,293
Chile — 0.4%
Banco de Chile	39,679,497	5,491,897
SACI Falabella	1,141,569	9,556,695

		15,048,592
China — 4.0%
Agricultural Bank of China Ltd., Class H	8,580,000	3,987,785
Alibaba Group Holding Ltd., ADR(b)	12,870	2,279,020
Alibaba Pictures Group Ltd.(b)	21,450,000	2,883,729
ANTA Sports Products Ltd.	429,000	1,922,486
China Conch Venture Holdings Ltd.	1,930,500	4,251,440
China Construction Bank Corp., Class H	9,867,000	8,603,399
China Huarong Asset Management Co. Ltd., Class H(c)	6,435,000	2,949,643
China Huishan Dairy Holdings Co. Ltd.(a)(b)(d)	5,760,000	7
China Mobile Ltd.	2,359,500	23,941,816
China Resources Beer Holdings Co. Ltd.	858,000	2,356,419
China Resources Pharmaceutical Group Ltd.(c)	3,003,000	3,983,391
China Telecom Corp. Ltd., Class H	8,580,000	4,163,555
China Unicom Hong Kong Ltd.(b)	1,716,000	2,487,148
COSCO SHIPPING Ports Ltd.	1,716,000	1,729,139
CSPC Pharmaceutical Group Ltd.	6,006,000	11,919,413
Fullshare Holdings Ltd.(a)	1,150,000	481,486
Guangdong Investment Ltd.	5,520,000	7,421,065
Jiangsu Expressway Co. Ltd., Class H	1,912,000	2,619,446
Kingboard Chemical Holdings Ltd.	429,000	2,460,782
Lenovo Group Ltd.	4,290,000	2,438,811
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,432,000	2,350,926
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,004,000	1,488,932
Shenzhou International Group Holdings Ltd.(a)	858,000	7,744,872
Sihuan Pharmaceutical Holdings Group Ltd.(a)	4,719,000	1,661,577
Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,006,000	3,560,444
Tencent Holdings Ltd.	343,200	17,489,130
Yum China Holdings Inc.	302,874	12,366,345
Zijin Mining Group Co. Ltd., Class H	10,296,000	3,572,528

		143,114,734
Czech Republic — 0.1%
Komercni Banka AS	52,767	2,215,517

Security	Shares	Value
Denmark — 0.9%
Chr Hansen Holding A/S	48,906	$4,446,570
Coloplast A/S, Class B	60,060	4,715,928
H Lundbeck A/S	111,111	5,612,781
Orsted A/S(c)	239,811	13,977,481
William Demant Holding A/S(a)(b)	198,627	5,470,301

		34,223,061
Finland — 0.0%
Orion OYJ, Class B	10,234	378,644

Germany — 0.3%
MAN SE	56,199	6,322,957
TUI AG	238,524	4,404,059
Uniper SE	50,392	1,501,822

		12,228,838
Hong Kong — 3.5%
CK Infrastructure Holdings Ltd.(a)	1,072,500	9,104,344
CLP Holdings Ltd.	2,359,500	24,062,658
Hang Seng Bank Ltd.	1,201,200	29,683,184
HK Electric Investments & HK Electric Investments Ltd.(a)(c)	4,290,000	3,938,350
HKT Trust & HKT Ltd.	6,006,000	7,543,835
Hong Kong & China Gas Co. Ltd.	5,577,852	10,884,032
Jardine Strategic Holdings Ltd.	42,900	1,780,350
Link REIT	1,072,500	9,564,368
MTR Corp. Ltd.(a)	2,359,500	13,881,722
PCCW Ltd.	6,864,000	4,077,867
Power Assets Holdings Ltd.(a)	858,000	7,327,418
Yue Yuen Industrial Holdings Ltd.	1,287,000	4,597,488

		126,445,616
India — 0.4%
Wipro Ltd., ADR(a)	2,408,100	12,979,659

Indonesia — 0.8%
Bank Central Asia Tbk PT	8,622,900	12,973,238
Hanjaya Mandala Sampoerna Tbk PT	14,714,700	4,460,318
Kalbe Farma Tbk PT	14,714,700	1,740,612
Telekomunikasi Indonesia Persero Tbk PT	19,519,500	5,988,905
Unilever Indonesia Tbk PT	1,287,000	4,690,899

		29,853,972
Ireland — 0.4%
Kerry Group PLC, Class A	97,383	10,218,086
Ryanair Holdings PLC, ADR(b)	42,144	5,139,039

		15,357,125
Israel — 0.4%
Azrieli Group Ltd.(a)	56,628	3,037,362
Bank Hapoalim BM	359,502	2,454,062
Bank Leumi Le-Israel BM	405,405	2,251,057
Check Point Software Technologies Ltd.(a)(b)	34,320	3,579,233
Mizrahi Tefahot Bank Ltd.	222,651	4,061,293

		15,383,007
Italy — 0.5%
Luxottica Group SpA	71,214	4,147,951
Recordati SpA	42,042	1,894,868
Snam SpA	2,225,223	11,239,143

		17,281,962
Japan — 12.8%
ABC-Mart Inc.	47,800	2,631,232
Ajinomoto Co. Inc.	214,500	3,956,284
ANA Holdings Inc.	171,600	6,869,827

31

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Asahi Group Holdings Ltd.	42,900	$2,187,841
Astellas Pharma Inc.	815,100	10,386,780
Benesse Holdings Inc.	128,700	4,554,327
Canon Inc.	600,600	23,067,591
Chugai Pharmaceutical Co. Ltd.	85,800	4,454,653
Daiichi Sankyo Co. Ltd.	233,100	5,640,810
Daito Trust Construction Co. Ltd.	42,900	7,876,149
Daiwa House REIT Investment Corp.	1,287	3,098,323
Eisai Co. Ltd.	85,800	4,884,784
FamilyMart UNY Holdings Co. Ltd.	85,800	5,804,084
FUJIFILM Holdings Corp.	95,600	3,914,385
Hankyu Hanshin Holdings Inc.	42,900	1,667,620
Japan Airlines Co. Ltd.	171,600	6,311,654
Japan Prime Realty Investment Corp.	1,287	4,341,562
Japan Real Estate Investment Corp.	1,287	6,279,451
Japan Retail Fund Investment Corp.	2,574	4,584,229
Kajima Corp.	460,000	4,846,432
KDDI Corp.	85,800	2,465,010
Keikyu Corp.(a)	386,100	7,476,687
Keyence Corp.	20,000	11,600,911
Kintetsu Group Holdings Co. Ltd.	47,800	1,877,316
Kirin Holdings Co. Ltd.	300,300	7,056,332
Konami Holdings Corp.	128,700	6,819,990
Kyowa Hakko Kirin Co. Ltd.	92,000	1,750,306
Kyushu Railway Co.	221,300	6,862,169
Lawson Inc.	85,800	5,934,427
LINE Corp.(b)	42,900	1,836,299
McDonald’s Holdings Co. Japan Ltd.(a)	100,200	4,391,949
MEIJI Holdings Co. Ltd.	85,800	7,498,539
Mitsubishi Tanabe Pharma Corp.	343,200	7,443,335
Nagoya Railroad Co. Ltd.(a)	300,300	7,355,545
NH Foods Ltd.	429,000	10,569,260
Nippon Building Fund Inc.	845	4,251,240
Nippon Prologis REIT Inc.	3,003	6,469,982
Nippon Telegraph & Telephone Corp.	429,000	22,537,787
Nissin Foods Holdings Co. Ltd.	85,800	6,218,114
Nitori Holdings Co. Ltd.	49,100	8,044,757
Nomura Real Estate Master Fund Inc.	5,577	7,061,891
Nomura Research Institute Ltd.	171,630	7,791,255
NTT Data Corp.	986,700	11,647,654
NTT DOCOMO Inc.	772,200	20,063,192
Obayashi Corp.	171,600	2,226,560
Oracle Corp. Japan	47,800	4,262,937
Oriental Land Co. Ltd./Japan	143,400	12,802,908
Otsuka Corp.	85,800	6,440,463
Otsuka Holdings Co. Ltd.	257,400	11,441,022
Park24 Co. Ltd.	171,600	4,244,572
Recruit Holdings Co. Ltd.	429,000	10,147,563
Sankyo Co. Ltd.	85,800	2,779,366
Santen Pharmaceutical Co. Ltd.	214,500	3,281,569
Secom Co. Ltd.	214,500	16,127,992
Shimadzu Corp.	95,100	2,274,989
Shimamura Co. Ltd.	42,900	5,186,873
Shionogi & Co. Ltd.	42,900	2,399,456
Suntory Beverage & Food Ltd.	214,500	9,315,670
Taisho Pharmaceutical Holdings Co. Ltd.	47,800	3,810,160
Takeda Pharmaceutical Co. Ltd.	257,400	14,224,222
Terumo Corp.	128,700	6,187,445
Tobu Railway Co. Ltd.	300,300	9,593,606
Toho Co. Ltd./Tokyo	85,800	2,909,709

Security	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	128,700	$5,497,395
Tsuruha Holdings Inc.	42,900	5,949,761
United Urban Investment Corp.	4,719	6,717,633
USS Co. Ltd.	95,100	2,009,843
Yahoo Japan Corp.	943,800	4,326,611
Yamada Denki Co. Ltd.	986,700	5,378,553
Yamazaki Baking Co. Ltd.	171,600	3,321,439

		465,240,282
Malaysia — 0.8%
Hong Leong Bank Bhd(a)	1,029,600	3,811,748
IHH Healthcare Bhd(a)	3,088,800	4,259,893
Malayan Banking Bhd	2,316,600	5,239,895
Maxis Bhd(a)	2,938,800	4,261,422
Petronas Dagangan Bhd(a)	343,200	2,030,918
Public Bank Bhd(a)	1,521,160	7,402,148
Telekom Malaysia Bhd(a)	1,716,000	2,530,255

		29,536,279
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	142,857	1,998,569
Credicorp Ltd.	14,157	2,987,552

		4,986,121
Philippines — 0.4%
Aboitiz Equity Ventures Inc.	1,801,800	2,509,471
Bank of the Philippine Islands	1,252,689	2,564,697
BDO Unibank Inc.	3,667,959	10,655,034

		15,729,202
Qatar — 0.2%
Qatar National Bank QPSC	199,485	6,257,304

Singapore — 1.4%
CapitaLand Commercial Trust	3,560,700	4,996,083
CapitaLand Mall Trust	2,445,300	3,721,503
Oversea-Chinese Banking Corp. Ltd.	429,000	3,965,145
SATS Ltd.	1,415,700	5,559,802
Singapore Airlines Ltd.	1,072,500	8,551,336
Singapore Press Holdings Ltd.(a)	1,439,500	2,949,532
Singapore Telecommunications Ltd.(a)	6,134,700	16,987,699
StarHub Ltd.	986,700	2,087,673

		48,818,773
South Korea — 0.5%
DB Insurance Co. Ltd.	29,172	1,836,235
Hanmi Science Co. Ltd.(b)	16,731	1,752,662
KT&G Corp.	26,598	2,981,811
NAVER Corp.	2,574	1,892,212
S-1 Corp.	33,033	3,035,424
Samsung Fire & Marine Insurance Co. Ltd.	14,586	3,484,824
SK Telecom Co. Ltd.	14,157	3,434,365

		18,417,533
Spain — 0.1%
Amadeus IT Group SA	45,903	3,315,144

Switzerland — 5.0%
Chocoladefabriken Lindt & Spruengli AG, Registered	146	10,248,770
EMS-Chemie Holding AG, Registered	11,154	7,451,524
Givaudan SA, Registered	858	1,955,501
Kuehne + Nagel International AG, Registered	86,229	15,174,267
Nestle SA, Registered	469,755	40,304,352
Novartis AG, Registered	218,790	18,760,750
Partners Group Holding AG	13,299	9,155,379

32

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Roche Holding AG	81,939	$20,711,095
Schindler Holding AG, Registered	32,175	7,172,572
Sika AG, Bearer	460	3,560,263
Sonova Holding AG, Registered	78,507	12,528,181
Straumann Holding AG, Registered	12,441	9,274,211
Swiss Prime Site AG, Registered	65,637	5,668,331
Swisscom AG, Registered	37,323	19,726,704

		181,691,900
Taiwan — 4.0%
Asustek Computer Inc.	956,000	8,796,959
Chang Hwa Commercial Bank Ltd.	7,722,361	4,183,782
Chicony Electronics Co. Ltd.	858,956	2,279,553
Chunghwa Telecom Co. Ltd.	6,006,000	20,724,845
Compal Electronics Inc.	2,574,000	1,780,706
CTBC Financial Holding Co. Ltd.	3,003,000	2,002,400
E.Sun Financial Holding Co. Ltd.	8,151,557	5,041,388
Far EasTone Telecommunications Co. Ltd.	2,574,000	6,135,927
First Financial Holding Co. Ltd.	14,586,894	9,361,796
Formosa Petrochemical Corp.	1,716,000	6,064,413
Hon Hai Precision Industry Co. Ltd.	3,003,400	10,013,336
Hua Nan Financial Holdings Co. Ltd.	11,583,261	6,352,759
Innolux Corp.	5,577,000	2,435,777
Mega Financial Holding Co. Ltd.	15,015,000	11,839,193
Quanta Computer Inc.	858,000	1,759,252
Siliconware Precision Industries Co. Ltd.	3,432,000	5,721,144
Standard Foods Corp.	858,000	2,148,290
Synnex Technology International Corp.	2,145,250	2,903,819
Taiwan Cooperative Financial Holding Co. Ltd.	12,870,454	7,015,801
Taiwan Mobile Co. Ltd.	2,574,000	9,225,345
Taiwan Semiconductor Manufacturing Co. Ltd.	2,145,000	16,162,232
WPG Holdings Ltd.	1,716,000	2,328,506

		144,277,223
Thailand — 0.8%
Airports of Thailand PCL, NVDR	2,016,300	3,843,070
Bangkok Dusit Medical Services PCL, NVDR	7,293,000	4,756,304
Bangkok Expressway & Metro PCL, NVDR	9,995,700	2,433,124
BTS Group Holdings PCL, NVDR	9,352,200	2,362,390
Bumrungrad Hospital PCL, NVDR	686,400	4,192,799
CP ALL PCL, NVDR(a)	1,104,000	2,467,606
Home Product Center PCL, NVDR	8,193,900	3,161,149
Krung Thai Bank PCL, NVDR	5,577,000	3,295,655
Siam Cement PCL (The), Foreign	257,400	3,751,451

		30,263,548
United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	1,408,836	6,290,474
First Abu Dhabi Bank PJSC	813,813	2,237,819

		8,528,293
United Kingdom — 0.8%
AstraZeneca PLC	27,027	1,747,671
Compass Group PLC	450,879	9,148,887
GlaxoSmithKline PLC	521,235	9,027,770
Kingfisher PLC	439,725	1,988,082
Randgold Resources Ltd.	67,782	6,216,276

		28,128,686
United States — 57.2%
3M Co.	25,311	6,154,117
Abbott Laboratories	199,056	11,220,787
Accenture PLC, Class A	30,888	4,571,733
Adobe Systems Inc.(b)	24,024	4,359,635

Security	Shares	Value
United States (continued)
Aetna Inc.	70,785	$12,754,041
AGNC Investment Corp.(a)	619,905	12,336,110
Alleghany Corp.(b)	18,384	10,750,963
Allstate Corp. (The)	176,748	18,144,950
Alphabet Inc., Class C(b)	1,716	1,752,740
Altria Group Inc.	436,722	29,622,853
Ameren Corp.	51,480	3,292,661
American Tower Corp.	15,444	2,222,855
American Water Works Co. Inc.	87,087	7,973,686
Amphenol Corp.	81,510	7,383,991
Annaly Capital Management Inc.	1,688,544	19,705,308
ANSYS Inc.(b)	78,936	11,697,526
Aon PLC	67,353	9,444,238
Apple Inc.	19,305	3,317,564
Aramark	113,685	4,842,981
Arch Capital Group Ltd.(b)	208,923	19,782,919
AT&T Inc.	617,331	22,458,502
Athene Holding Ltd., Class A(b)	171,171	8,228,190
Automatic Data Processing Inc.	139,425	15,958,586
AutoZone Inc.(b)	14,157	9,722,461
AvalonBay Communities Inc.(a)	111,540	20,225,548
Axis Capital Holdings Ltd.	132,132	6,922,395
Baxter International Inc.	208,065	13,634,499
Becton Dickinson and Co.	134,277	30,643,354
Berkshire Hathaway Inc.(b)	137,280	26,496,413
Boston Scientific Corp.(b)	153,582	4,036,135
Bristol-Myers Squibb Co.	78,936	4,987,966
Broadridge Financial Solutions Inc.	123,981	11,190,525
Campbell Soup Co.	122,694	6,048,814
Cboe Global Markets Inc.	41,184	5,083,341
CH Robinson Worldwide Inc.	149,292	12,936,152
Charter Communications Inc., Class A(b)	33,891	11,055,583
Chevron Corp.	17,589	2,092,915
Chubb Ltd.	120,549	18,336,708
Church & Dwight Co. Inc.	340,626	16,040,078
Cigna Corp.	11,583	2,452,469
Cincinnati Financial Corp.	102,102	7,630,082
Cintas Corp.	40,755	6,416,467
Cisco Systems Inc.	188,331	7,024,746
Clorox Co. (The)	181,896	25,336,294
CMS Energy Corp.	37,323	1,862,418
Coca-Cola Co. (The)	618,189	28,294,511
Colgate-Palmolive Co.	135,564	9,821,612
Comcast Corp., Class A	359,931	13,511,810
Consolidated Edison Inc.	481,767	42,896,534
Constellation Brands Inc., Class A	33,033	7,187,650
Cooper Companies Inc. (The)	9,009	2,172,791
Costco Wholesale Corp.	39,897	7,358,204
CR Bard Inc.	42,471	14,267,708
Crown Castle International Corp.	113,685	12,846,405
CVS Health Corp.	51,051	3,910,507
Danaher Corp.	72,072	6,800,714
Darden Restaurants Inc.	39,897	3,364,115
Dell Technologies Inc., Class V(b)	157,443	12,318,340
Dollar General Corp.	20,592	1,813,743
Dominion Energy Inc.	267,696	22,521,265
Dr Pepper Snapple Group Inc.	110,253	9,943,718
Duke Energy Corp.	316,173	28,196,308
eBay Inc.(b)	98,670	3,420,889
Ecolab Inc.	24,453	3,323,652

33

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Edison International	32,604	$2,649,727
Eli Lilly & Co.	278,850	23,601,864
Equity Residential	126,126	8,427,739
Essex Property Trust Inc.	12,870	3,178,761
Everest Re Group Ltd.	44,187	9,703,465
Eversource Energy	75,075	4,868,614
Expeditors International of Washington Inc.	232,089	15,034,725
Exxon Mobil Corp.	331,617	27,620,380
F5 Networks Inc.(b)	14,157	1,899,869
Facebook Inc., Class A(b)	94,380	16,722,248
Federal Realty Investment Trust	13,728	1,814,979
Fidelity National Information Services Inc.	133,848	12,625,882
Fiserv Inc.(b)	128,700	16,917,615
FNF Group	119,262	4,825,341
Gartner Inc.(b)	96,096	11,617,045
General Dynamics Corp.	9,009	1,866,304
General Mills Inc.	270,270	15,286,471
Genuine Parts Co.	36,465	3,390,151
Gilead Sciences Inc.	24,882	1,860,676
Harris Corp.	91,377	13,203,977
Henry Schein Inc.(a)(b)	132,990	9,502,136
Hershey Co. (The)	60,060	6,662,456
Home Depot Inc. (The)	50,193	9,025,705
Hormel Foods Corp.	134,277	4,894,397
Humana Inc.	22,308	5,819,265
Intel Corp.	79,794	3,577,963
International Business Machines Corp.	78,507	12,087,723
Intuit Inc.	16,731	2,630,448
Intuitive Surgical Inc.(a)(b)	73,359	29,327,461
Jack Henry & Associates Inc.	123,981	14,297,489
JM Smucker Co. (The)	66,495	7,757,972
Johnson & Johnson	385,671	53,735,540
Kellogg Co.	233,376	15,440,156
Kimberly-Clark Corp.	99,528	11,919,473
Kraft Heinz Co. (The)	81,510	6,632,469
L3 Technologies Inc.	15,444	3,067,024
Laboratory Corp. of America Holdings(b)	80,223	12,696,894
Liberty Broadband Corp., Class C(a)(b)	37,323	3,245,235
Lockheed Martin Corp.	103,389	32,993,498
Lowe’s Companies Inc.	22,308	1,859,818
Markel Corp.(a)(b)	22,308	24,692,725
Marsh & McLennan Companies Inc.	289,575	24,304,030
Mastercard Inc., Class A	46,332	6,971,576
McCormick & Co. Inc./MD, NVS	185,328	18,936,815
McDonald’s Corp.	244,530	42,051,824
Medtronic PLC	163,449	13,424,066
Merck & Co. Inc.	395,109	21,837,674
Microsoft Corp.	30,459	2,563,734
Monsanto Co.	89,232	10,559,715
Motorola Solutions Inc.	152,724	14,372,856
Newmont Mining Corp.	322,608	11,933,270
NextEra Energy Inc.	108,537	17,153,187
Northrop Grumman Corp.	135,564	41,672,374
O’Reilly Automotive Inc.(b)	19,734	4,661,368
Occidental Petroleum Corp.	89,232	6,290,856
Oracle Corp.	67,782	3,325,385
Paychex Inc.	297,726	20,039,937
PepsiCo Inc.	283,569	33,041,460
Pfizer Inc.	624,624	22,648,866
PG&E Corp.	107,679	5,840,509

Security	Shares	Value
United States (continued)
Philip Morris International Inc.	40,755	$4,187,576
Procter & Gamble Co. (The)	443,157	39,879,698
Progressive Corp. (The)	146,289	7,779,649
Public Storage	66,066	14,079,986
Raytheon Co.	158,301	30,259,236
Realty Income Corp.(a)	104,247	5,764,859
RenaissanceRe Holdings Ltd.	64,400	8,542,660
Republic Services Inc.	375,804	24,404,712
Rollins Inc.	40,326	1,869,110
Ross Stores Inc.	58,773	4,468,511
Sherwin-Williams Co. (The)	6,006	2,398,917
Southern Co. (The)	604,461	30,948,403
Starbucks Corp.	201,630	11,658,247
Stryker Corp.	131,274	20,478,744
Synopsys Inc.(b)	215,787	19,502,829
Sysco Corp.	130,845	7,553,682
Texas Instruments Inc.	18,447	1,794,709
Time Warner Inc.	95,238	8,715,229
TJX Companies Inc. (The)	304,590	23,011,775
Travelers Companies Inc. (The)	111,111	15,063,318
Tyson Foods Inc., Class A	34,320	2,822,820
UDR Inc.	262,119	10,309,140
Ulta Salon Cosmetics & Fragrance Inc.(b)	8,151	1,807,158
United Parcel Service Inc., Class B	130,845	15,891,125
UnitedHealth Group Inc.	89,232	20,360,065
Vantiv Inc., Class A(a)(b)	65,208	4,890,600
Varian Medical Systems Inc.(b)	52,767	5,896,712
VeriSign Inc.(b)	31,746	3,653,965
Verizon Communications Inc.	611,325	31,110,329
Visa Inc., Class A	280,995	31,637,227
VMware Inc., Class A(a)(b)	71,214	8,553,514
Wal-Mart Stores Inc.	274,131	26,653,757
Walt Disney Co. (The)	36,894	3,867,229
Waste Management Inc.	431,574	35,496,962
Waters Corp.(a)(b)	11,154	2,199,234
WEC Energy Group Inc.	327,327	22,745,953
Welltower Inc.(a)	51,051	3,443,900
Westar Energy Inc.	48,906	2,797,912
WR Berkley Corp.	155,298	10,734,198
Xcel Energy Inc.	455,598	23,513,413

		2,073,481,020

Total Common Stocks — 99.5% (Cost: $3,129,943,571)		3,611,770,755

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	67,402,881	67,416,361

Total Short-Term Investments — 1.9% (Cost: $67,407,158)		67,416,361

Total Investments in Securities — 101.4% (Cost: $3,197,350,729)		3,679,187,116
Other Assets, Less Liabilities — (1.4)%		(51,329,911)

Net Assets — 100.0%		$3,627,857,205

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

34

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global ETF

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,910,361	10,492,520	67,402,881	$67,416,361	$—	(a)	$(3,155)	$(4,602)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,465,143	(2,465,143)	—	—	9,067		—	—

				$67,416,361	$9,067		$(3,155)	$(4,602)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	24	12/15/17	$2,423	$8,767
MSCI Emerging Markets E-Mini	34	12/15/17	1,904	(9,396)
S&P 500 E-Mini	50	12/15/17	6,620	185,584

				$184,955

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,605,513,444	$6,257,304	$7	$3,611,770,755
Money Market Funds	67,416,361	—	—	67,416,361

	$3,672,929,805	$6,257,304	$7	$3,679,187,116

Derivative financial instruments(a)
Assets
Futures Contracts	$194,351	$—	$—	$194,351
Liabilities
Futures Contracts	(9,396)	—	—	(9,396)

	$184,955	$—	$—	$184,955

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

35

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Min Vol Global ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

36

Schedule of Investments (unaudited) November 30, 2017	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 4.1%
BB Seguridade Participacoes SA	6,000	$49,344
Centrais Eletricas Brasileiras SA(a)	40,000	229,218
Cia. de Saneamento Basico do Estado de Sao Paulo	64,000	640,294
EDP — Energias do Brasil SA	52,000	219,550
Lojas Renner SA	117,981	1,224,750
M. Dias Branco SA	18,800	269,188
Odontoprev SA	46,000	214,624
Porto Seguro SA	22,000	241,169
Qualicorp SA	43,700	410,059
Sul America SA, Units	48,078	263,153
Transmissora Alianca de Energia Eletrica SA, Units	36,000	234,383

		3,995,732
China — 35.1%
AAC Technologies Holdings Inc.	99,500	1,991,223
Agile Group Holdings Ltd.	320,000	461,345
Alibaba Group Holding Ltd., ADR(a)	9,400	1,664,552
ANTA Sports Products Ltd.	200,000	896,264
Autohome Inc., ADR(a)	9,720	538,196
BYD Electronic International Co. Ltd.	130,000	311,260
China Communications Services Corp. Ltd., Class H	438,000	278,159
China Conch Venture Holdings Ltd.	340,000	748,764
China Everbright Ltd.	160,000	356,867
China Medical System Holdings Ltd.	260,000	543,290
China State Construction International Holdings Ltd.	80,000	103,864
Chongqing Rural Commercial Bank Co. Ltd., Class H	400,000	283,219
COSCO SHIPPING Ports Ltd.	320,000	322,450
Country Garden Holdings Co. Ltd.	1,000,000	1,574,864
CSPC Pharmaceutical Group Ltd.	880,000	1,746,434
Dongfeng Motor Group Co. Ltd., Class H	520,000	653,812
Geely Automobile Holdings Ltd.	660,000	2,298,533
Guangzhou Automobile Group Co. Ltd., Class H	400,000	1,003,816
Haitian International Holdings Ltd.	140,000	409,593
Jiangsu Expressway Co. Ltd., Class H	240,000	328,801
Kingboard Chemical Holdings Ltd.	130,000	745,692
Lee & Man Paper Manufacturing Ltd.	300,000	351,463
Longfor Properties Co. Ltd.	280,000	657,499
New Oriental Education & Technology Group Inc., ADR	26,680	2,264,065
Nexteer Automotive Group Ltd.	160,000	344,165
Nine Dragons Paper Holdings Ltd.	299,000	496,151
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	320,000	219,201
Shanghai Industrial Holdings Ltd.	79,000	223,035
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	100,000	251,210
Sihuan Pharmaceutical Holdings Group Ltd.	720,000	253,515
Sino Biopharmaceutical Ltd.	840,000	1,099,178
Sino-Ocean Group Holding Ltd.	570,000	356,879
Sunny Optical Technology Group Co. Ltd.	119,000	1,980,743
TAL Education Group, Class A, ADR	57,760	1,610,349
Tencent Holdings Ltd.	64,000	3,261,376
Yum China Holdings Inc.	54,980	2,244,833
YY Inc., ADR(a)	8,020	827,584

		33,702,244
Czech Republic — 0.5%
Moneta Money Bank AS(b)	83,580	301,937
O2 Czech Republic AS	14,280	178,604

		480,541
Egypt — 0.3%
Commercial International Bank Egypt SAE	68,602	292,293

Security	Shares	Value
Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	32,120	$373,212
Richter Gedeon Nyrt	23,253	602,199

		975,411
Indonesia — 2.5%
Adaro Energy Tbk PT	2,820,000	354,429
Bank Danamon Indonesia Tbk PT	620,000	230,334
Bank Negara Indonesia Persero Tbk PT	1,380,000	826,408
Bank Tabungan Negara Persero Tbk PT	730,000	172,705
United Tractors Tbk PT	322,000	797,501

		2,381,377
Malaysia — 1.0%
AirAsia Bhd	302,000	231,881
Alliance Bank Malaysia Bhd	216,700	195,531
Hartalega Holdings Bhd	122,000	285,199
PPB Group Bhd	66,000	268,874

		981,485
Mexico — 0.2%
Gentera SAB de CV	241,800	222,228

Peru — 1.2%
Credicorp Ltd.	5,500	1,160,665

Philippines — 0.2%
DMCI Holdings Inc.	716,000	214,259

Poland — 0.8%
Dino Polska SA(a)(b)	8,700	179,885
Jastrzebska Spolka Weglowa SA(a)	10,100	256,338
Powszechny Zaklad Ubezpieczen SA	1,760	22,202
Synthos SA	102,440	138,124
Tauron Polska Energia SA(a)	195,000	171,594

		768,143
Russia — 5.2%
Alrosa PJSC	490,000	653,208
Inter RAO UES PJSC	5,460,000	344,488
Mobile TeleSystems PJSC, ADR	93,160	966,069
PhosAgro PJSC, GDR(c)	9,120	136,800
RusHydro PJSC	18,560,000	258,635
Surgutneftegas OJSC	1,428,600	672,556
Tatneft PJSC, Class S	248,800	1,945,209

		4,976,965
South Africa — 4.4%
Bidvest Group Ltd. (The)	62,880	882,002
Capitec Bank Holdings Ltd.	6,280	453,325
Coronation Fund Managers Ltd.	44,600	236,363
Exxaro Resources Ltd.	45,780	494,763
Kumba Iron Ore Ltd.	12,420	296,132
Liberty Holdings Ltd.	23,260	198,015
Mondi Ltd.	26,128	622,590
Naspers Ltd., Class N	1,120	302,748
Netcare Ltd.	136,980	225,915
SPAR Group Ltd. (The)	34,362	478,058

		4,189,911
South Korea — 18.7%
BGF retail Co. Ltd.	4,712	342,494
BNK Financial Group Inc.	53,728	469,518
DB Insurance Co. Ltd.	9,220	580,354
DGB Financial Group Inc.	24,520	224,865
E-MART Inc.	4,000	1,005,284

37

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hana Financial Group Inc.	52,880	$2,305,680
Hankook Tire Co. Ltd.	13,980	688,562
Hanwha Chemical Corp.	20,180	542,398
Hanwha Corp.	8,300	316,517
Hanwha Life Insurance Co. Ltd.	32,580	223,337
Hyosung Corp.	3,940	488,766
Hyundai Department Store Co. Ltd.	3,136	281,829
Hyundai Engineering & Construction Co. Ltd.	14,380	463,146
Hyundai Marine & Fire Insurance Co. Ltd.	11,840	472,186
Hyundai Steel Co.	14,760	813,784
ING Life Insurance Korea Ltd.(b)	6,160	306,797
KT&G Corp.	15,720	1,762,316
Kumho Petrochemical Co. Ltd.	3,186	261,731
LG Corp.	10,740	898,084
LG Display Co. Ltd.	32,960	935,873
Lotte Chemical Corp.	2,960	973,747
Samsung Electronics Co. Ltd.	1,038	2,422,716
SK Telecom Co. Ltd.	3,720	902,440
Yuhan Corp.	1,400	283,023

		17,965,447
Taiwan — 9.3%
Airtac International Group	10,000	170,367
Chicony Electronics Co. Ltd.	100,621	267,034
China Life Insurance Co. Ltd./Taiwan	771,320	726,472
Feng TAY Enterprise Co. Ltd.	60,880	254,732
Innolux Corp.	1,800,000	786,157
Inventec Corp.	586,000	439,588
Lite-On Technology Corp.	380,718	467,742
Macronix International(a)	36,000	56,891
Micro-Star International Co. Ltd.	120,000	293,259
Nanya Technology Corp.	140,000	363,139
Nien Made Enterprise Co. Ltd.	20,000	183,370
Novatek Microelectronics Corp.	144,000	549,710
Phison Electronics Corp.	20,000	202,707
Powertech Technology Inc.	80,000	242,715
Realtek Semiconductor Corp.	80,000	297,393
Ruentex Industries Ltd.	100,000	166,200
Shin Kong Financial Holding Co. Ltd.	1,220,000	416,917
Taiwan Business Bank	460,504	126,971
Taiwan Semiconductor Manufacturing Co. Ltd.	210,000	1,582,317
Teco Electric and Machinery Co. Ltd.	300,000	294,059
Wistron Corp.	494,906	381,154
WPG Holdings Ltd.	398,000	540,061
Yageo Corp.	15,000	168,034

		8,976,989
Thailand — 1.0%
Central Pattana PCL, NVDR	200,000	492,958
KCE Electronics PCL, NVDR	66,000	166,717
Robinson PCL, NVDR	126,000	285,487

		945,162
Turkey — 1.2%
Aselsan Elektronik Sanayi Ve Ticaret AS(d)	44,280	377,497
Turkiye Halk Bankasi AS	98,940	224,930
Turkiye Sise ve Cam Fabrikalari AS	174,000	186,649
Turkiye Vakiflar Bankasi TAO, Class D	122,860	182,117
Yapi ve Kredi Bankasi AS(a)	135,200	143,644

		1,114,837

Security	Shares	Value
United Arab Emirates — 1.9%
Aldar Properties PJSC	569,775	$341,275
DAMAC Properties Dubai Co. PJSC	364,070	341,966
Dubai Investments PJSC	252,560	169,153
Dubai Islamic Bank PJSC	210,894	346,227
Emaar Properties PJSC	291,443	599,073

		1,797,694

Total Common Stocks — 88.6% (Cost: $74,128,628)		85,141,383

Investment Companies

India — 4.5%
iShares MSCI India ETF(e)	124,507	4,330,354

Total Investment Companies — 4.5% (Cost: $4,196,068)		4,330,354

Preferred Stocks

Brazil — 2.3%
Itausa-Investimentos Itau SA, Preference Shares	704,080	2,235,995

Russia — 0.6%
Surgutneftegas OJSC, Preference Shares	1,164,000	565,722

South Korea — 2.3%
LG Household & Health Care Ltd., Preference Shares	380	245,128
Samsung Electronics Co. Ltd., Preference Shares	1,040	2,003,069

		2,248,197

Total Preferred Stocks — 5.2% (Cost: $4,258,003)		5,049,914

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(e)(f)(g)	548,487	548,597

Total Short-Term Investments — 0.6% (Cost: $548,597)		548,597

Total Investments in Securities — 98.9% (Cost: $83,131,296)		95,070,248
Other Assets, Less Liabilities — 1.1%		1,054,631

Net Assets — 100.0%		$96,124,879

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

38

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Edge MSCI Multifactor Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI India ETF	181,962	50,545	(108,000)		124,507	$4,330,354	$—		$671,969	$(566,056)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,360,187	—	(1,811,700	)(a)	548,487	548,597	—	(b)	(175)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	184,901	—	(184,901	)(a)	—	—	191		—	—

						$4,878,951	$191		$671,794	$(566,056)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$84,798,889	$342,494	$—	$85,141,383
Investment Companies	4,330,354	—	—	4,330,354
Preferred Stocks	5,049,914	—	—	5,049,914
Money Market Funds	548,597	—	—	548,597

	$94,727,754	$342,494	$—	$95,070,248

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

39

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 31.6%
Australia & New Zealand Banking Group Ltd.	5,235,944	$113,124,688
Bank of Queensland Ltd.	697,139	6,975,290
Bendigo & Adelaide Bank Ltd.	854,965	7,554,902
Commonwealth Bank of Australia	3,088,984	186,263,487
National Australia Bank Ltd.	4,789,594	107,589,818
Westpac Banking Corp.	6,058,823	144,747,981

		566,256,166
Beverages — 1.2%
Coca-Cola Amatil Ltd.	986,289	5,945,005
Treasury Wine Estates Ltd.	1,315,846	15,713,079

		21,658,084
Biotechnology — 4.9%
CSL Ltd.	807,482	87,867,396

Capital Markets — 3.2%
ASX Ltd.	345,035	14,966,867
Macquarie Group Ltd.	576,615	42,998,924

		57,965,791
Chemicals — 1.0%
Incitec Pivot Ltd.	3,009,269	9,115,099
Orica Ltd.	671,427	8,665,133

		17,780,232
Commercial Services & Supplies — 1.2%
Brambles Ltd.	2,834,061	21,988,095

Construction & Engineering — 0.4%
CIMIC Group Ltd.	173,554	6,723,381

Construction Materials — 1.4%
Boral Ltd.	2,091,008	11,937,161
James Hardie Industries PLC	786,409	12,835,549

		24,772,710
Containers & Packaging — 1.3%
Amcor Ltd./Australia	2,065,356	24,177,244

Diversified Financial Services — 1.7%
AMP Ltd.	5,219,409	20,247,422
Challenger Ltd./Australia	1,035,126	10,993,562

		31,240,984
Diversified Telecommunication Services — 1.2%
Telstra Corp. Ltd.	7,421,422	19,324,522
TPG Telecom Ltd.(a)	655,259	2,959,766

		22,284,288
Electric Utilities — 0.2%
AusNet Services	3,220,396	4,583,931

Equity Real Estate Investment Trusts (REITs) — 7.9%
BGP Holdings PLC(b)(c)	18,888,372	225
Dexus	1,812,624	14,255,911
Goodman Group	3,211,705	21,187,657
GPT Group (The)	3,212,144	13,192,277
Mirvac Group	6,607,327	12,238,921
Scentre Group	9,495,015	30,490,429
Stockland	4,314,444	15,393,955
Vicinity Centres	5,997,601	12,748,618
Westfield Corp.	3,520,178	22,394,231

		141,902,224

Security	Shares	Value
Food & Staples Retailing — 6.4%
Wesfarmers Ltd.	2,022,019	$67,417,877
Woolworths Ltd.	2,308,383	47,157,315

		114,575,192
Gas Utilities — 0.8%
APA Group	1,985,980	14,081,511

Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	102,366	14,043,956

Health Care Providers & Services — 1.7%
Healthscope Ltd.	3,107,973	4,683,443
Ramsay Health Care Ltd.	252,125	13,355,938
Sonic Healthcare Ltd.	710,148	12,011,343

		30,050,724
Hotels, Restaurants & Leisure — 2.4%
Aristocrat Leisure Ltd.	967,673	16,154,048
Crown Resorts Ltd.	676,112	6,338,889
Domino’s Pizza Enterprises Ltd.(a)	111,618	3,982,535
Flight Centre Travel Group Ltd.(a)	98,724	3,354,597
Tabcorp Holdings Ltd.	1,493,464	5,498,750
Tatts Group Ltd.	2,363,397	7,732,883

		43,061,702
Insurance — 4.5%
Insurance Australia Group Ltd.	4,222,097	22,981,314
Medibank Pvt Ltd.	4,910,219	12,189,226
QBE Insurance Group Ltd.	2,446,283	19,722,353
Suncorp Group Ltd.	2,305,320	25,078,694

		79,971,587
Internet Software & Services — 0.3%
REA Group Ltd.	94,268	5,638,491

IT Services — 0.6%
Computershare Ltd.	827,638	10,348,122

Metals & Mining — 13.0%
Alumina Ltd.	4,379,377	7,380,619
BHP Billiton Ltd.	5,727,530	118,701,861
BlueScope Steel Ltd.	1,007,825	10,412,877
Fortescue Metals Group Ltd.	2,776,357	9,695,286
Newcrest Mining Ltd.	1,367,563	24,200,098
Rio Tinto Ltd.	756,481	40,745,339
South32 Ltd.	9,311,724	23,044,920

		234,181,000
Multi-Utilities — 1.2%
AGL Energy Ltd.	1,173,308	22,259,007

Multiline Retail — 0.2%
Harvey Norman Holdings Ltd.	990,468	3,015,174

Oil, Gas & Consumable Fuels — 5.3%
Caltex Australia Ltd.	464,830	12,018,944
Oil Search Ltd.	2,443,859	13,023,891
Origin Energy Ltd.(c)	3,129,430	21,215,057
Santos Ltd.(c)	3,345,926	12,903,501
Woodside Petroleum Ltd.	1,501,919	35,345,629

		94,507,022
Professional Services — 0.5%
Seek Ltd.	595,079	8,348,416

Real Estate Management & Development — 0.7%
LendLease Group	990,242	11,952,699

40

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail — 0.8%
Aurizon Holdings Ltd.	3,658,956	$14,638,457

Transportation Infrastructure — 2.6%
Sydney Airport	1,966,309	11,061,078
Transurban Group	3,659,909	34,869,163

		45,930,241

Total Common Stocks — 99.0% (Cost: $1,954,664,065)		1,775,803,827

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	9,647,567	9,649,497
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	205,128	205,128

		9,854,625

Total Short-Term Investments — 0.6% (Cost: $9,854,253)		9,854,625

Total Investments in Securities — 99.6% (Cost: $1,964,518,318)		1,785,658,452
Other Assets, Less Liabilities — 0.4%		7,838,614

Net Assets — 100.0%		$1,793,497,066

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,985,447	2,662,120	9,647,567	$9,649,497	$—	(a)	$(720)	$53
BlackRock Cash Funds: Treasury, SL Agency Shares	183,299	21,829	205,128	205,128	1,117		—	—

				$9,854,625	$1,117		$(720)	$53

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	152	12/21/17	$17,268	$106,668

41

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Australia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,775,803,602	$—	$225	$1,775,803,827
Money Market Funds	9,854,625	—	—	9,854,625

	$1,785,658,227	$—	$225	$1,785,658,452

Derivative financial instruments(a)
Assets
Futures Contracts	$106,668	$—	$—	$106,668

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

42

Schedule of Investments (unaudited) November 30, 2017	iShares® Austria ETF (Formerly iShares MSCI Austria Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.4%
FACC AG(a)	198,980	$3,360,700

Air Freight & Logistics — 3.0%
Oesterreichische Post AG	156,113	7,054,756

Auto Components — 0.8%
POLYTEC Holding AG	77,980	1,834,949

Banks — 25.1%
Erste Group Bank AG	1,113,710	48,668,707
Raiffeisen Bank International AG(a)	298,044	10,572,339

		59,241,046
Chemicals — 2.9%
Lenzing AG	58,110	6,923,895

Construction & Engineering — 0.9%
Porr AG(b)	68,155	2,194,144

Construction Materials — 4.4%
Wienerberger AG	459,093	10,444,382

Diversified Telecommunication Services — 2.9%
Telekom Austria AG	718,766	6,942,724

Electric Utilities — 1.6%
EVN AG	215,201	3,750,134

Electrical Equipment — 0.9%
Zumtobel Group AG	174,510	2,213,939

Electronic Equipment, Instruments & Components — 3.2%
Austria Technologie & Systemtechnik AG	180,600	5,183,195
Kapsch TrafficCom AG	41,071	2,411,332

		7,594,527
Energy Equipment & Services — 2.3%
Schoeller-Bleckmann Oilfield Equipment AG(a)(b)	57,785	5,443,095

Hotels, Restaurants & Leisure — 1.0%
DO&CO AG(b)	41,306	2,348,790

Insurance — 5.1%
UNIQA Insurance Group AG	600,680	6,383,676
Vienna Insurance Group AG Wiener Versicherung Gruppe	187,734	5,540,154

		11,923,830

Security	Shares	Value
Machinery — 5.5%
Andritz AG	193,752	$10,870,654
Semperit AG Holding(b)	70,362	2,047,066

		12,917,720
Metals & Mining — 10.0%
Voestalpine AG	408,080	23,749,684

Oil, Gas & Consumable Fuels — 14.1%
OMV AG	535,473	33,366,503

Real Estate Management & Development — 14.2%
BUWOG AG	368,730	10,617,672
CA Immobilien Anlagen AG	332,023	9,996,162
IMMOFINANZ AG	3,590,113	8,629,832
S IMMO AG	259,703	4,438,931

		33,682,597

Total Common Stocks — 99.3% (Cost: $202,476,159)		234,987,415

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(c)(d)(e)	8,835,588	8,837,356

Total Short-Term Investments — 3.8% (Cost: $8,837,313)		8,837,356

Total Investments in Securities — 103.1% (Cost: $211,313,472)		243,824,771
Other Assets, Less Liabilities — (3.1)%		(7,258,429)

Net Assets — 100.0%		$236,566,342

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,611,731	2,223,857	8,835,588	$8,837,356	$—	(a)	$(829)	$(479)
BlackRock Cash Funds: Treasury, SL Agency Shares	135,114	(135,114)	—	—	181		—	—

				$8,837,356	$181		$(829)	$(479)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

43

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Austria ETF (Formerly iShares MSCI Austria Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$234,987,415	$—	$—	$234,987,415
Money Market Funds	8,837,356	—	—	8,837,356

	$243,824,771	$—	$—	$243,824,771

44

Schedule of Investments (unaudited) November 30, 2017	iShares® Belgium ETF (Formerly iShares MSCI Belgium Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 2.0%
bpost SA	47,357	$1,463,884

Banks — 9.4%
KBC Group NV	83,807	6,868,001

Beverages — 22.2%
Anheuser-Busch InBev SA/NV	140,162	16,160,711

Biotechnology — 3.7%
Ablynx NV(a)(b)	40,823	948,195
Celyad SA(a)	1,351	56,243
Galapagos NV(a)(b)	19,045	1,667,471

		2,671,909
Capital Markets — 1.1%
Gimv NV	13,113	803,028

Chemicals — 11.2%
Recticel SA	6,057	59,120
Solvay SA	27,262	3,842,190
Tessenderlo Group SA(a)	18,164	849,854
Umicore SA	73,169	3,420,800

		8,171,964
Communications Equipment — 0.7%
EVS Broadcast Equipment SA	14,963	515,163

Construction & Engineering — 1.0%
Cie. d’Entreprises CFE	5,212	756,619

Distributors — 1.1%
D’ieteren SA/NV	16,934	795,636

Diversified Financial Services — 9.7%
Ackermans & van Haaren NV	10,166	1,778,820
Groupe Bruxelles Lambert SA	29,569	3,185,433
KBC Ancora	18,772	1,143,537
Sofina SA	6,186	953,332

		7,061,122
Diversified Telecommunication Services — 2.8%
Proximus SADP	60,125	2,064,315

Electric Utilities — 1.4%
Elia System Operator SA/NV	17,107	1,007,638

Electronic Equipment, Instruments & Components — 1.0%
Barco NV	6,984	745,966

Equity Real Estate Investment Trusts (REITs) — 6.4%
Aedifica SA	10,034	957,123
Befimmo SA	13,386	855,499
Cofinimmo SA	9,998	1,291,653
Intervest Offices & Warehouses NV	19,012	497,583
Warehouses De Pauw CVA	9,476	1,030,442

		4,632,300
Food & Staples Retailing — 2.0%
Colruyt SA	27,374	1,452,126

Food Products — 0.4%
Greenyard NV	13,912	306,795

Health Care Equipment & Supplies — 1.0%
Biocartis NV(a)(b)(c)	21,525	321,458

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Ion Beam Applications(b)	14,613	$424,444

		745,902
Health Care Providers & Services — 0.7%
Fagron(a)	40,045	524,269

Health Care Technology — 0.9%
AGFA-Gevaert NV(a)	138,589	631,572

Household Durables — 0.1%
Balta Group NV	5,459	51,747

Insurance — 4.4%
Ageas	65,232	3,211,121

IT Services — 0.9%
Econocom Group SA/NV	89,741	641,267

Media — 3.4%
Kinepolis Group NV	10,788	788,120
Telenet Group Holding NV(a)	23,756	1,662,422

		2,450,542
Metals & Mining — 2.0%
Bekaert SA	20,347	847,185
Nyrstar NV(a)(b)	82,656	589,654

		1,436,839
Oil, Gas & Consumable Fuels — 1.3%
Euronav NV	73,308	630,130
Exmar NV(a)(b)	47,405	311,839

		941,969
Personal Products — 1.7%
Ontex Group NV	36,237	1,224,492

Pharmaceuticals — 4.3%
UCB SA	42,151	3,153,233

Semiconductors & Semiconductor Equipment — 1.5%
Melexis NV	11,016	1,078,246

Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	7,687	263,877
Van de Velde NV	3,645	199,900

		463,777
Wireless Telecommunication Services — 0.8%
Orange Belgium SA	27,386	593,481

Total Common Stocks — 99.7% (Cost: $71,668,481)		72,625,634

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	3,131,552	3,132,178

45

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® Belgium ETF (Formerly iShares MSCI Belgium Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	13,259	$13,259

		3,145,437

Total Short-Term Investments — 4.3% (Cost: $3,145,263)		3,145,437

Total Investments in Securities — 104.0% (Cost: $74,813,744)		75,771,071
Other Assets, Less Liabilities — (4.0)%		(2,882,661)

Net Assets — 100.0%		$72,888,410

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,505,275	(373,723)	3,131,552	$3,132,178	$—	(a)	$70	$(154)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,070	(11,811)	13,259	13,259	62		—	—

				$3,145,437	$62		$70	$(154)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$72,625,634	$—	$—	$72,625,634
Money Market Funds	3,145,437	—	—	3,145,437

	$75,771,071	$—	$—	$75,771,071

46

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Brazil ETF (Formerly iShares MSCI Brazil Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.9%
Embraer SA	13,634,564	$65,284,053

Banks — 5.8%
Banco Bradesco SA	18,074,686	168,000,294
Banco do Brasil SA	16,960,987	155,313,551
Banco Santander Brasil SA, Units	8,507,675	75,224,662

		398,538,507
Beverages — 8.3%
Ambev SA	91,640,855	576,452,801

Capital Markets — 4.4%
B3 SA — Brasil Bolsa Balcao	42,539,877	302,471,085

Containers & Packaging — 0.9%
Klabin SA, Units	12,027,500	65,684,832

Diversified Consumer Services — 2.2%
Kroton Educacional SA	27,435,610	152,098,288

Electric Utilities — 2.8%
Centrais Eletricas Brasileiras SA(a)	4,763,400	27,296,461
Cia. Energetica de Minas Gerais(a)	2,390,550	4,805,236
CPFL Energia SA	2,822,500	18,125,830
EDP — Energias do Brasil SA	8,549,745	36,098,051
Equatorial Energia SA	4,017,600	78,606,553
Transmissora Alianca de Energia Eletrica SA, Units	4,116,600	26,801,667

		191,733,798
Food & Staples Retailing — 2.5%
Atacadao Distribuicao Comercio e Industria Ltda(a)	8,379,184	38,941,351
Raia Drogasil SA	4,864,500	130,970,170

		169,911,521
Food Products — 2.8%
BRF SA(a)	9,636,550	113,450,954
JBS SA	17,293,007	41,850,294
M. Dias Branco SA	2,575,400	36,875,851

		192,177,099
Health Care Providers & Services — 1.1%
Odontoprev SA	5,849,665	27,293,067
Qualicorp SA	4,841,705	45,432,184

		72,725,251
Independent Power and Renewable Electricity Producers — 0.6%
Engie Brasil Energia SA	3,726,175	40,391,121

Insurance — 2.5%
BB Seguridade Participacoes SA	13,950,795	114,730,724
Porto Seguro SA	2,836,516	31,094,498
Sul America SA, Units	5,435,149	29,749,064

		175,574,286
IT Services — 2.5%
Cielo SA	24,294,495	170,213,840

Machinery — 1.2%
WEG SA	12,103,970	84,729,642

Metals & Mining — 10.1%
Cia. Siderurgica Nacional SA(a)	16,488,269	37,128,242
Vale SA	61,567,832	661,922,482

		699,050,724

Security	Shares	Value
Multiline Retail — 2.2%
Lojas Renner SA	14,850,086	$154,157,387

Oil, Gas & Consumable Fuels — 4.4%
Cosan SA Industria e Comercio	3,470,347	38,042,690
Petroleo Brasileiro SA(a)	23,506,869	114,711,507
Ultrapar Participacoes SA	7,214,747	154,956,476

		307,710,673
Paper & Forest Products — 1.8%
Fibria Celulose SA	5,333,151	73,703,053
Suzano Papel e Celulose SA	9,146,623	49,000,266

		122,703,319
Personal Products — 0.5%
Natura Cosmeticos SA	3,893,962	34,740,074

Pharmaceuticals — 1.1%
Hypermarcas SA	7,785,800	78,251,042

Real Estate Management & Development — 1.6%
BR Malls Participacoes SA	17,426,823	64,460,851
Multiplan Empreendimentos Imobiliarios SA	2,028,346	43,154,713

		107,615,564
Road & Rail — 2.3%
Localiza Rent A Car SA	10,835,531	66,402,229
Rumo SA(a)	22,731,890	90,551,999

		156,954,228
Transportation Infrastructure — 1.7%
CCR SA	24,894,865	120,570,816

Water Utilities — 1.1%
Cia. de Saneamento Basico do Estado de Sao Paulo	7,568,400	75,718,733

Wireless Telecommunication Services — 0.9%
TIM Participacoes SA	17,815,125	64,316,498

Total Common Stocks — 66.2% (Cost: $3,337,241,417)		4,579,775,182

Preferred Stocks

Banks — 23.7%
Banco Bradesco SA, Preference Shares	59,344,685	592,811,371
Itau Unibanco Holding SA, Preference Shares	63,448,698	801,140,513
Itausa-Investimentos Itau SA, Preference Shares	77,444,192	245,944,841

		1,639,896,725
Chemicals — 0.8%
Braskem SA, Class A, Preference Shares	4,026,556	55,929,522

Diversified Telecommunication Services — 1.9%
Telefonica Brasil SA, Preference Shares	8,889,560	129,134,560

Electric Utilities — 1.0%
Centrais Eletricas Brasileiras SA, Class B,
Preference Shares	6,025,246	39,375,632
Cia. Energetica de Minas Gerais, Preference Shares	16,173,873	32,659,496
Cia. Paranaense de Energia, Class B,
Preference Shares	8	56

		72,035,184
Food & Staples Retailing — 1.0%
Cia. Brasileira de Distribuicao, Preference Shares	3,228,464	69,142,567

Metals & Mining — 1.0%
Gerdau SA, Preference Shares	21,007,879	71,215,328

47

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Brazil ETF (Formerly iShares MSCI Brazil Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Multiline Retail — 1.1%
Lojas Americanas SA, Preference Shares	16,364,215	$74,248,526

Oil, Gas & Consumable Fuels — 2.8%
Petroleo Brasileiro SA, Preference Shares	40,797,383	191,973,000

Total Preferred Stocks — 33.3% (Cost: $1,564,758,739)		2,303,575,412

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	4,946,692	4,946,692

Total Short-Term Investments — 0.1% (Cost: $4,946,692)		4,946,692

Total Investments in Securities — 99.6% (Cost: $4,906,946,848)		6,888,297,286
Other Assets, Less Liabilities — 0.4%		24,987,364

Net Assets — 100.0%		$6,913,284,650

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,859	4,929,833	4,946,692	$4,946,692	$7,607	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,579,775,182	$—	$—	$4,579,775,182
Preferred Stocks	2,303,575,412	—	—	2,303,575,412
Money Market Funds	4,946,692	—	—	4,946,692

	$6,888,297,286	$—	$—	$6,888,297,286

48

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 9.1%
Ambev SA	556,065	$3,497,842
Atacadao Distribuicao Comercio e Industria Ltda(a)	41,700	193,796
B3 SA — Brasil Bolsa Balcao	250,269	1,779,486
Banco Bradesco SA	112,418	1,044,901
Banco do Brasil SA	111,289	1,019,085
Banco Santander Brasil SA, Units	55,600	491,614
BB Seguridade Participacoes SA	83,400	685,878
BR Malls Participacoes SA	86,118	318,546
BRF SA(a)	55,600	654,578
CCR SA	139,000	673,205
Centrais Eletricas Brasileiras SA(a)	27,800	159,307
Cia. de Saneamento Basico do Estado de Sao Paulo	41,700	417,191
Cia. Energetica de Minas Gerais(a)	13,255	26,644
Cia. Siderurgica Nacional SA(a)	69,500	156,500
Cielo SA	152,921	1,071,406
Cosan SA Industria e Comercio	13,900	152,375
CPFL Energia SA	20,900	134,218
EDP — Energias do Brasil SA	13,900	58,687
Embraer SA	87,500	418,961
Engie Brasil Energia SA	13,900	150,674
Equatorial Energia SA	27,800	543,922
Fibria Celulose SA	27,841	384,757
Hypermarcas SA	41,700	419,105
JBS SA	97,352	235,599
Klabin SA, Units	69,500	379,555
Kroton Educacional SA	166,864	925,065
Localiza Rent A Car SA	44,379	271,963
Lojas Renner SA	93,360	969,162
M. Dias Branco SA	13,900	199,027
Multiplan Empreendimentos Imobiliarios SA	14,410	306,584
Natura Cosmeticos SA	13,900	124,009
Odontoprev SA	27,800	129,708
Petroleo Brasileiro SA(a)	361,400	1,763,601
Porto Seguro SA	13,900	152,375
Qualicorp SA	27,800	260,862
Raia Drogasil SA	27,850	749,824
Rumo SA(a)	125,100	498,333
Sul America SA, Units	27,889	152,649
Suzano Papel e Celulose SA	55,600	297,860
TIM Participacoes SA	111,269	401,705
Transmissora Alianca de Energia Eletrica SA, Units	18,900	123,051
Ultrapar Participacoes SA	41,700	895,622
Vale SA	372,329	4,002,950
WEG SA	69,940	489,591

		27,781,773
China — 61.5%
3SBio Inc.(a)(b)	139,000	270,518
58.com Inc., ADR(a)(c)	10,425	747,890
AAC Technologies Holdings Inc.	83,500	1,671,026
Agile Group Holdings Ltd.	278,000	400,794
Agricultural Bank of China Ltd., Class H	3,058,000	1,421,288
Air China Ltd., Class H	278,000	298,282
Alibaba Group Holding Ltd., ADR(a)(c)	137,193	24,294,136
Alibaba Health Information Technology Ltd.(a)(c)	356,000	175,488
Alibaba Pictures Group Ltd.(a)	1,390,000	186,871
Aluminum Corp. of China Ltd., Class H(a)(c)	556,000	368,759
Anhui Conch Cement Co. Ltd., Class H	139,000	667,396
ANTA Sports Products Ltd.	139,040	623,083

Security	Shares	Value
China (continued)
Autohome Inc., ADR(a)	6,255	$346,339
AviChina Industry & Technology Co. Ltd., Class H(c)	278,000	145,581
Baidu Inc., ADR(a)	32,665	7,793,216
Bank of China Ltd., Class H	9,452,000	4,586,705
Bank of Communications Co. Ltd., Class H	1,112,200	823,092
Beijing Capital International Airport Co. Ltd., Class H	278,000	410,760
Beijing Enterprises Holdings Ltd.	69,500	400,438
Beijing Enterprises Water Group Ltd.(a)	556,000	434,253
Brilliance China Automotive Holdings Ltd.	278,000	729,687
Byd Co. Ltd., Class H(c)	69,500	616,229
BYD Electronic International Co. Ltd.	69,500	166,404
CGN Power Co. Ltd., Class H(b)	1,251,000	341,173
China Cinda Asset Management Co. Ltd., Class H	1,112,000	412,896
China CITIC Bank Corp. Ltd., Class H	1,112,000	719,008
China Communications Construction Co. Ltd., Class H	566,000	631,933
China Communications Services Corp. Ltd., Class H	278,800	177,057
China Conch Venture Holdings Ltd.	208,500	459,169
China Construction Bank Corp., Class H	10,008,370	8,726,665
China Everbright Bank Co. Ltd., Class H	426,000	197,450
China Everbright International Ltd.	278,000	373,030
China Evergrande Group(a)	417,000	1,377,506
China Galaxy Securities Co. Ltd., Class H	347,500	272,743
China Gas Holdings Ltd.	278,000	854,268
China Huarong Asset Management Co. Ltd., Class H(b)	1,112,000	509,713
China Huishan Dairy Holdings Co. Ltd.(a)(c)(d)	345,000	—
China Jinmao Holdings Group Ltd.	556,000	251,297
China Life Insurance Co. Ltd., Class H	834,000	2,706,960
China Longyuan Power Group Corp. Ltd., Class H	417,000	280,840
China Medical System Holdings Ltd.	139,000	290,451
China Mengniu Dairy Co. Ltd.	278,000	706,194
China Merchants Bank Co. Ltd., Class H	486,956	1,907,871
China Merchants Port Holdings Co. Ltd.	278,000	717,229
China Minsheng Banking Corp. Ltd., Class H	625,500	630,289
China Mobile Ltd.	695,000	7,052,156
China Molybdenum Co. Ltd., Class H	417,000	260,018
China National Building Material Co. Ltd., Class H(c)	278,000	255,568
China Oilfield Services Ltd., Class H	278,000	256,280
China Overseas Land & Investment Ltd.	556,800	1,768,026
China Pacific Insurance Group Co. Ltd., Class H	333,600	1,591,073
China Petroleum & Chemical Corp., Class H	3,058,600	2,185,218
China Railway Construction Corp. Ltd., Class H	220,500	260,867
China Railway Group Ltd., Class H	417,000	311,274
China Resources Beer Holdings Co. Ltd.	278,000	763,502
China Resources Gas Group Ltd.	89,000	343,570
China Resources Land Ltd.	306,444	880,857
China Resources Pharmaceutical Group Ltd.(b)	208,500	276,569
China Resources Power Holdings Co. Ltd.	278,200	523,615
China Shenhua Energy Co. Ltd., Class H	417,000	1,026,189
China Southern Airlines Co. Ltd., Class H	278,000	248,449
China State Construction International Holdings Ltd.	278,000	360,928
China Taiping Insurance Holdings Co. Ltd.	194,640	735,177
China Telecom Corp. Ltd., Class H	1,668,000	809,418
China Unicom Hong Kong Ltd.(a)	599,900	869,487
China Vanke Co. Ltd., Class H	139,001	506,335
Chongqing Rural Commercial Bank Co. Ltd., Class H	278,000	196,837
CITIC Ltd.	695,000	984,187
CITIC Securities Co. Ltd., Class H	278,000	601,547
CNOOC Ltd.	2,085,000	2,824,422
COSCO SHIPPING Ports Ltd.	278,000	280,129
Country Garden Holdings Co. Ltd.	556,046	875,697

49

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
CRRC Corp. Ltd., Class H	492,400	$448,886
CSPC Pharmaceutical Group Ltd.	556,000	1,103,429
Ctrip.com International Ltd., ADR(a)	46,287	2,132,905
Dongfeng Motor Group Co. Ltd., Class H	278,000	349,538
ENN Energy Holdings Ltd.	74,000	539,589
Far East Horizon Ltd.	278,000	253,433
Fosun International Ltd.	278,000	576,631
Fullshare Holdings Ltd.(c)	780,000	326,573
Fuyao Glass Industry Group Co. Ltd., Class H(b)	55,600	213,567
GCL-Poly Energy Holdings Ltd.(a)(c)	1,668,000	269,094
Geely Automobile Holdings Ltd.	556,000	1,936,340
GF Securities Co. Ltd., Class H	166,800	334,446
GOME Retail Holdings Ltd.(c)	1,529,400	172,322
Great Wall Motor Co. Ltd., Class H	392,000	458,744
Guangdong Investment Ltd.	278,000	373,742
Guangzhou Automobile Group Co. Ltd., Class H	278,454	698,791
Guangzhou R&F Properties Co. Ltd., Class H	111,200	237,771
Haier Electronics Group Co. Ltd.	159,000	425,482
Haitong Securities Co. Ltd., Class H	389,200	580,048
Hanergy Thin Film Power Group Ltd.(a)(d)	7,709	—
Hengan International Group Co. Ltd.	69,500	677,630
Huaneng Power International Inc., Class H	556,000	355,945
Huaneng Renewables Corp. Ltd., Class H	556,000	177,261
Huatai Securities Co. Ltd., Class H(b)	194,600	393,675
Industrial & Commercial Bank of China Ltd., Class H	8,757,050	6,805,881
JD.com Inc., ADR(a)	77,423	2,899,491
Jiangxi Copper Co. Ltd., Class H	139,000	216,414
Kingboard Chemical Holdings Ltd.	69,500	398,658
Kingsoft Corp. Ltd.(c)	139,000	395,099
Kunlun Energy Co. Ltd.	278,000	240,263
Lee & Man Paper Manufacturing Ltd.	139,000	162,845
Lenovo Group Ltd.	834,000	474,118
Longfor Properties Co. Ltd.	139,000	326,401
Meitu Inc.(a)(b)	139,000	201,465
Momo Inc., ADR(a)	12,788	306,912
NetEase Inc., ADR	9,452	3,106,967
New China Life Insurance Co. Ltd., Class H	97,300	620,412
New Oriental Education & Technology Group Inc., ADR	15,846	1,344,692
Nexteer Automotive Group Ltd.	139,000	298,994
Nine Dragons Paper Holdings Ltd.	139,000	230,652
People’s Insurance Co. Group of China Ltd. (The), Class H	834,000	429,269
PetroChina Co. Ltd., Class H	2,502,000	1,681,839
PICC Property & Casualty Co. Ltd., Class H	557,548	1,056,530
Ping An Insurance Group Co. of China Ltd., Class H	625,500	6,166,744
Semiconductor Manufacturing International Corp.(a)(c)	306,200	427,336
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	126,040
Shanghai Electric Group Co. Ltd., Class H(a)	282,000	110,486
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,000	352,373
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	97,380	144,415
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	83,400	209,509
Shenzhou International Group Holdings Ltd.	55,000	496,466
Shimao Property Holdings Ltd.	139,000	271,586
Sihuan Pharmaceutical Holdings Group Ltd.	417,000	146,827
SINA Corp./China(a)	6,811	665,911
Sino Biopharmaceutical Ltd.	556,000	727,551
Sino-Ocean Group Holding Ltd.	347,500	217,571

Security	Shares	Value
China (continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	279,000	$165,395
Sinopharm Group Co. Ltd., Class H	166,800	655,650
SOHO China Ltd.(c)	278,000	157,328
Sun Art Retail Group Ltd.	278,000	271,942
Sunac China Holdings Ltd.(c)	278,000	1,281,401
Sunny Optical Technology Group Co. Ltd.	139,000	2,313,641
TAL Education Group, Class A, ADR	33,638	937,827
Tencent Holdings Ltd.	681,100	34,708,177
Tingyi Cayman Islands Holding Corp.	278,000	437,100
TravelSky Technology Ltd., Class H	139,000	379,971
Tsingtao Brewery Co. Ltd., Class H	40,000	162,352
Vipshop Holdings Ltd., ADR(a)	48,928	402,677
Want Want China Holdings Ltd.(c)	556,000	435,676
Weibo Corp., ADR(a)	5,560	603,594
Weichai Power Co. Ltd., Class H	279,100	311,255
Yanzhou Coal Mining Co. Ltd., Class H	278,000	259,484
Yum China Holdings Inc.	45,870	1,872,872
YY Inc., ADR(a)	5,143	530,706
Zhuzhou CRRC Times Electric Co. Ltd., Class H	55,600	319,282
Zijin Mining Group Co. Ltd., Class H	587,000	203,679
ZTE Corp., Class H(a)	83,448	290,084

		188,165,024
India — 17.7%
ACC Ltd.	6,394	165,393
Adani Ports & Special Economic Zone Ltd.	83,540	515,647
Ambuja Cements Ltd.	71,585	291,425
Ashok Leyland Ltd.	135,408	247,485
Asian Paints Ltd.	35,167	625,431
Aurobindo Pharma Ltd.	31,833	342,052
Axis Bank Ltd.	201,274	1,671,249
Bajaj Auto Ltd.	11,398	584,307
Bajaj Finance Ltd.	19,460	521,222
Bajaj Finserv Ltd.	4,309	348,442
Bharat Forge Ltd.	23,048	247,762
Bharat Heavy Electricals Ltd.	106,023	151,274
Bharat Petroleum Corp. Ltd.	90,072	703,827
Bharti Airtel Ltd.	140,112	1,078,762
Bharti Infratel Ltd.	69,809	415,411
Bosch Ltd.	973	306,835
Britannia Industries Ltd.	1,668	124,572
Cadila Healthcare Ltd.	22,657	150,654
Cipla Ltd.	39,059	363,997
Coal India Ltd.	83,122	355,537
Container Corp. of India Ltd.	5,304	107,594
Dabur India Ltd.	66,303	354,034
Dr. Reddy’s Laboratories Ltd.	13,764	487,557
Eicher Motors Ltd.	1,668	774,607
GAIL (India) Ltd.	58,102	422,069
Glenmark Pharmaceuticals Ltd.	15,568	136,196
Godrej Consumer Products Ltd.	29,468	439,415
Grasim Industries Ltd.	38,920	706,149
Havells India Ltd.	28,078	221,776
HCL Technologies Ltd.	66,442	873,803
Hero MotoCorp Ltd.	6,394	360,322
Hindalco Industries Ltd.	141,503	527,674
Hindustan Petroleum Corp. Ltd.	71,925	464,813
Hindustan Unilever Ltd.	77,701	1,533,354
Housing Development Finance Corp. Ltd.	180,839	4,699,626
ICICI Bank Ltd.	284,811	1,358,462
Idea Cellular Ltd.(a)	164,437	240,867

50

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF

November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
IDFC Bank Ltd.	182,924	$155,746
Indiabulls Housing Finance Ltd.	37,113	694,056
Indian Oil Corp. Ltd.	70,890	432,618
Infosys Ltd.	219,620	3,324,614
ITC Ltd.	404,629	1,606,781
JSW Steel Ltd.	99,107	391,709
Larsen & Toubro Ltd.	58,380	1,101,461
LIC Housing Finance Ltd.	35,584	320,962
Lupin Ltd.	26,271	333,154
Mahindra & Mahindra Financial Services Ltd.	34,005	231,200
Mahindra & Mahindra Ltd.	46,048	1,004,479
Marico Ltd.	58,380	277,052
Maruti Suzuki India Ltd.	12,649	1,686,880
Motherson Sumi Systems Ltd.	71,091	402,643
Nestle India Ltd.	2,780	330,405
NTPC Ltd.	193,071	542,413
Oil & Natural Gas Corp. Ltd.	149,008	417,467
Petronet LNG Ltd.	36,418	142,103
Piramal Enterprises Ltd.	8,757	376,715
Power Finance Corp. Ltd.	79,508	149,016
Reliance Industries Ltd.	308,944	4,415,437
Rural Electrification Corp. Ltd.	80,342	191,946
Shree Cement Ltd.	1,112	296,581
Shriram Transport Finance Co. Ltd.	18,209	374,897
Siemens Ltd.	9,455	175,617
State Bank of India	206,832	1,027,584
Sun Pharmaceutical Industries Ltd.	115,370	966,099
Tata Consultancy Services Ltd.	54,488	2,228,363
Tata Motors Ltd.(a)	190,434	1,193,609
Tata Motors Ltd., Class A(a)	49,484	177,622
Tata Power Co. Ltd. (The)	127,463	187,201
Tata Steel Ltd.	35,167	378,585
Tech Mahindra Ltd.	56,156	426,091
Titan Co. Ltd.	36,557	464,276
Ultratech Cement Ltd.	10,286	670,600
United Spirits Ltd.(a)	6,533	332,795
UPL Ltd.	42,673	484,009
Vakrangee Ltd.	24,186	267,629
Vedanta Ltd.	179,406	822,046
Wipro Ltd.	144,705	655,077
Yes Bank Ltd.	193,561	921,276
Zee Entertainment Enterprises Ltd.	65,747	579,314

		54,077,730
Russia — 6.7%
Alrosa PJSC	319,700	426,185
Gazprom PJSC	959,104	2,169,790
Gazprom PJSC, ADR	163,881	732,466
Inter RAO UES PJSC	3,475,000	219,248
LUKOIL PJSC	29,746	1,676,638
LUKOIL PJSC, ADR	21,406	1,189,103
Magnit PJSC, GDR(e)	41,839	1,105,386
Magnitogorsk Iron & Steel Works PJSC	291,900	219,523
MMC Norilsk Nickel PJSC	7,506	1,269,038
Mobile TeleSystems PJSC, ADR	62,272	645,761
Moscow Exchange MICEX-RTS PJSC	200,000	425,414
Novatek PJSC, GDR(e)	11,398	1,291,393
Novolipetsk Steel PJSC	135,950	307,794
PhosAgro PJSC, GDR(e)	19,738	296,070
Polyus PJSC	2,919	245,458
Rosneft Oil Co. PJSC	97,602	490,568

Security	Shares	Value
Russia (continued)
Rosneft Oil Co. PJSC, GDR(e)	27,105	$133,709
RusHydro PJSC	12,510,200	174,331
Sberbank of Russia PJSC	878,900	3,375,596
Sberbank of Russia PJSC, ADR	90,489	1,475,876
Severstal PJSC	25,368	401,276
Surgutneftegas OJSC	667,210	314,109
Surgutneftegas OJSC, ADR	36,974	169,859
Tatneft PJSC, Class S	184,873	1,445,404
VTB Bank PJSC	434,186,001	377,445

		20,577,440

Total Common Stocks — 95.0% (Cost: $236,537,109)		290,601,967

Preferred Stocks

Brazil — 4.8%
Banco Bradesco SA, Preference Shares	375,393	3,749,910
Braskem SA, Class A, Preference Shares	13,900	193,073
Centrais Eletricas Brasileiras SA, Class B, Preference Shares	27,882	182,212
Cia. Brasileira de Distribuicao, Preference Shares	14,256	305,314
Cia. Energetica de Minas Gerais, Preference Shares	83,432	168,472
Gerdau SA, Preference Shares	111,200	376,961
Itau Unibanco Holding SA, Preference Shares	381,871	4,821,728
Itausa-Investimentos Itau SA, Preference Shares	492,631	1,564,482
Lojas Americanas SA, Preference Shares	83,504	378,879
Petroleo Brasileiro SA, Preference Shares	458,714	2,158,489
Telefonica Brasil SA, Preference Shares	55,664	808,605

		14,708,125
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares	931,300	452,627

Total Preferred Stocks — 4.9% (Cost: $13,067,950)		15,160,752

Rights

China — 0.0%
China Power International Development Ltd. (Expires 12/08/17)(a)	93,162	2,624

Total Rights — 0.0% (Cost: $0)		2,624

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(f)(g)(h)	22,513,837	22,518,340

Total Short-Term Investments — 7.4% (Cost: $22,517,527)		22,518,340

Total Investments in Securities — 107.3% (Cost: $272,122,586)		328,283,683
Other Assets, Less Liabilities — (7.3)%		(22,261,450)

Net Assets — 100.0%		$306,022,233

(a)	Non-income producing security.

51

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI BRIC ETF

November 30, 2017

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,497,132	(2,983,295)	22,513,837	$22,518,340	$—	(a)	$(1,798)	$(1,323)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$290,601,967	$—	$—	(a)	$290,601,967
Preferred Stocks	15,160,752	—	—		15,160,752
Rights	2,624	—	—		2,624
Money Market Funds	22,518,340	—	—		22,518,340

	$328,283,683	$—	$—	(a)	$328,283,683

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

52

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.7%
Bombardier Inc.(a)	4,337,551	$10,100,639
CAE Inc.	605,545	10,707,378

		20,808,017
Auto Components — 1.6%
Linamar Corp.	109,701	5,939,335
Magna International Inc., Class A	788,855	44,313,775

		50,253,110
Banks — 28.8%
Bank of Montreal	1,451,780	111,866,957
Bank of Nova Scotia (The)	2,685,962	169,939,271
Canadian Imperial Bank of Commerce	975,555	89,460,582
National Bank of Canada	762,439	37,621,864
Royal Bank of Canada	3,279,735	256,742,431
Toronto-Dominion Bank (The)	4,132,990	234,960,947

		900,592,052
Capital Markets — 4.0%
Brookfield Asset Management Inc., Class A	1,884,144	78,419,469
CI Financial Corp.	567,645	12,843,943
IGM Financial Inc.	193,409	6,692,675
Thomson Reuters Corp.	642,194	28,323,731

		126,279,818
Chemicals — 2.6%
Agrium Inc.	308,548	33,951,537
Methanex Corp.	193,781	10,342,608
Potash Corp. of Saskatchewan Inc.	1,883,291	37,013,838

		81,307,983
Construction & Engineering — 0.5%
SNC-Lavalin Group Inc.	389,643	17,018,716

Containers & Packaging — 0.5%
CCL Industries Inc., Class B	314,368	14,589,818

Diversified Financial Services — 0.6%
Element Fleet Management Corp.	867,393	6,551,062
Onex Corp.(b)	183,456	13,284,647

		19,835,709
Diversified Telecommunication Services — 1.1%
BCE Inc.	343,384	16,456,204
TELUS Corp.	440,482	16,302,245

		32,758,449
Electric Utilities — 1.6%
Emera Inc.	119,005	4,485,665
Fortis Inc./Canada	931,258	34,335,756
Hydro One Ltd.(c)	677,144	11,952,383

		50,773,804
Equity Real Estate Investment Trusts (REITs) — 0.5%
H&R REIT	313,346	5,141,764
RioCan REIT	362,612	7,008,491
SmartCentres Real Estate Investment Trust	146,699	3,315,900

		15,466,155
Food & Staples Retailing — 3.5%
Alimentation Couche-Tard Inc., Class B	942,885	48,150,589
Empire Co. Ltd., Class A	387,210	7,459,872
George Weston Ltd.	114,718	9,787,049
Jean Coutu Group PJC Inc. (The), Class A	183,929	3,509,256
Loblaw Companies Ltd.	487,765	25,719,069

Security	Shares	Value
Food & Staples Retailing (continued)
Metro Inc.(b)	511,749	$16,051,989

		110,677,824
Food Products — 0.5%
Saputo Inc.	480,781	16,338,269

Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	501,429	31,188,004

Insurance — 8.7%
Fairfax Financial Holdings Ltd.	62,938	34,636,663
Great-West Lifeco Inc.	665,242	18,129,820
Industrial Alliance Insurance & Financial Services Inc.	237,991	11,115,360
Intact Financial Corp.	310,453	26,083,546
Manulife Financial Corp.	4,427,830	93,175,868
Power Corp. of Canada	795,977	20,197,538
Power Financial Corp.	560,239	15,372,544
Sun Life Financial Inc.	1,375,249	54,420,705

		273,132,044
Internet Software & Services — 0.6%
Shopify Inc., Class A(a)(b)	180,269	18,912,643

IT Services — 0.8%
CGI Group Inc., Class A(a)	472,108	24,952,134

Media — 0.7%
Shaw Communications Inc., Class B	948,977	21,177,590

Metals & Mining — 6.8%
Agnico Eagle Mines Ltd.	517,166	22,701,030
Barrick Gold Corp.	2,614,359	36,162,289
First Quantum Minerals Ltd.(b)	1,546,038	17,796,898
Franco-Nevada Corp.	415,012	33,860,057
Goldcorp Inc.	1,946,693	24,645,318
Kinross Gold Corp.(a)	2,802,832	11,726,511
Lundin Mining Corp.	1,430,911	8,352,442
Teck Resources Ltd., Class B	1,277,529	29,392,191
Turquoise Hill Resources Ltd.(a)(b)	2,287,290	6,782,153
Wheaton Precious Metals Corp.	991,462	20,771,218

		212,190,107
Multi-Utilities — 0.5%
Atco Ltd/Canada	170,820	6,109,901
Canadian Utilities Ltd., Class A	286,501	8,681,983

		14,791,884
Multiline Retail — 1.5%
Canadian Tire Corp. Ltd., Class A(b)	145,748	18,443,916
Dollarama Inc.	239,837	29,360,159

		47,804,075
Oil, Gas & Consumable Fuels — 21.3%
AltaGas Ltd.	381,642	8,688,628
ARC Resources Ltd.	800,904	9,828,683
Cameco Corp.	890,299	8,361,886
Canadian Natural Resources Ltd.	2,452,162	83,293,184
Cenovus Energy Inc.	2,338,550	22,327,226
Crescent Point Energy Corp.	1,222,206	8,927,236
Enbridge Inc.	3,682,441	139,059,811
Encana Corp.	2,182,336	25,866,856
Husky Energy Inc.(a)	793,003	9,620,924
Imperial Oil Ltd.	664,751	20,536,435
Inter Pipeline Ltd.	835,381	17,572,635
Keyera Corp.	419,358	11,835,641

53

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp.	1,125,242	$39,243,284
PrairieSky Royalty Ltd.	475,250	12,453,963
Seven Generations Energy Ltd., Class A(a)	550,927	7,543,548
Suncor Energy Inc.	3,719,766	129,208,669
Tourmaline Oil Corp.(a)	509,888	9,174,264
TransCanada Corp.	1,951,021	93,712,008
Vermilion Energy Inc.	259,030	9,148,386

		666,403,267
Paper & Forest Products — 0.3%
West Fraser Timber Co. Ltd.	152,587	9,657,645

Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International Inc.(a)(b)	742,748	12,528,071

Real Estate Management & Development — 0.2%
First Capital Realty Inc.	334,950	5,470,269

Road & Rail — 6.1%
Canadian National Railway Co.	1,684,050	131,646,880
Canadian Pacific Railway Ltd.	326,818	57,281,304

		188,928,184
Software — 1.5%
Constellation Software Inc./Canada	45,000	26,395,715
Open Text Corp.	591,417	19,317,572

		45,713,287
Technology Hardware, Storage & Peripherals — 0.4%
BlackBerry Ltd.(a)(b)	1,131,056	12,220,989

Textiles, Apparel & Luxury Goods — 0.5%
Gildan Activewear Inc.	503,035	15,985,603

Trading Companies & Distributors — 0.3%
Finning International Inc.	378,022	9,069,828

Security	Shares	Value
Wireless Telecommunication Services — 1.4%
Rogers Communications Inc., Class B	812,007	$42,204,447

Total Common Stocks — 99.5% (Cost: $3,406,979,501)		3,109,029,795

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	14,219,288	14,222,131
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	883,395	883,395

		15,105,526

Total Short-Term Investments — 0.5% (Cost: $15,103,735)		15,105,526

Total Investments in Securities — 100.0% (Cost: $3,422,083,236)		3,124,135,321
Other Assets, Less Liabilities — (0.0)%		(336,324)

Net Assets — 100.0%		$3,123,798,997

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,796,579	(29,577,291)	14,219,288	$14,222,131	$—	(a)	$(3,568)	$(895)
BlackRock Cash Funds: Treasury, SL Agency Shares	412,255	471,140	883,395	883,395	3,321		—	—

				$15,105,526	$3,321		$(3,568)	$(895)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	80	12/14/17	$11,813	$796,235

54

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,109,029,795	$—	$—	$3,109,029,795
Money Market Funds	15,105,526	—	—	15,105,526

	$3,124,135,321	$—	$—	$3,124,135,321

Derivative financial instruments(a)
Assets
Futures Contracts	$796,235	$—	$—	$796,235

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

55

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Chile ETF (Formerly iShares MSCI Chile Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 4.3%
LATAM Airlines Group SA	1,762,204	$22,113,997

Banks — 16.8%
Banco de Chile	148,857,546	20,602,842
Banco de Credito e Inversiones	359,434	21,510,660
Banco Santander Chile	475,896,168	32,547,821
Itau CorpBanca	1,379,229,062	10,921,319

		85,582,642
Beverages — 4.7%
Cia. Cervecerias Unidas SA	1,253,656	15,875,617
Vina Concha y Toro SA	4,476,318	7,798,812

		23,674,429
Capital Markets — 0.8%
Sociedad de Inversiones Oro Blanco SA	453,510,449	3,879,551

Construction & Engineering — 2.0%
Besalco SA	5,100,475	4,278,389
Salfacorp SA	4,205,141	5,690,733

		9,969,122
Diversified Financial Services — 1.2%
Inversiones La Construccion SA	395,776	6,025,207

Electric Utilities — 12.5%
Enel Americas SA	208,998,637	40,352,260
Enel Chile SA	134,383,862	14,417,017
Engie Energia Chile SA	4,903,868	9,061,553

		63,830,830
Food & Staples Retailing — 4.3%
Cencosud SA	9,021,445	22,090,862

Independent Power and Renewable Electricity Producers — 8.0%
AES Gener SA	28,243,513	8,275,136
Colbun SA	68,069,025	13,838,064
Enel Generacion Chile SA	22,933,301	18,705,867

		40,819,067
IT Services — 1.6%
SONDA SA	4,641,875	7,970,440

Marine — 0.5%
Cia. Sud Americana de Vapores SA(a)	56,972,570	2,506,783

Metals & Mining — 1.4%
CAP SA	786,558	7,342,568

Multiline Retail — 10.2%
Ripley Corp. SA	7,965,891	7,114,489
SACI Falabella	5,328,633	44,608,884

		51,723,373

Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.7%
Empresas COPEC SA	3,318,450	$44,502,672

Paper & Forest Products — 4.4%
Empresas CMPC SA	7,891,260	22,378,855

Real Estate Management & Development — 2.7%
Parque Arauco SA	5,285,663	13,923,082

Textiles, Apparel & Luxury Goods — 0.8%
Forus SA	1,182,038	4,086,118

Water Utilities — 3.8%
Aguas Andinas SA Series A	22,778,668	13,094,402
Inversiones Aguas Metropolitanas SA	4,123,702	6,491,172

		19,585,574
Wireless Telecommunication Services — 2.5%
Empresa Nacional de Telecomunicaciones SA	1,319,890	12,751,825

Total Common Stocks — 91.2% (Cost: $361,244,856)		464,756,997

Preferred Stocks

Beverages — 2.0%
Embotelladora Andina SA, Class B, Preference Shares	2,371,758	10,365,021

Chemicals — 6.8%
Sociedad Quimica y Minera de Chile SA, Series B,
Preference Shares	636,928	34,410,416

Total Preferred Stocks — 8.8% (Cost: $23,772,289)		44,775,437

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	732,443	732,443

Total Short-Term Investments — 0.1% (Cost: $732,443)		732,443

Total Investments in Securities — 100.1% (Cost: $385,749,588)		510,264,877
Other Assets, Less Liabilities — (0.1)%		(452,490)

Net Assets — 100.0%		$509,812,387

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	227,709	504,734	732,443	$732,443	$1,455	$—	$—

56

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Chile ETF (Formerly iShares MSCI Chile Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$464,756,997	$—	$—	$464,756,997
Preferred Stocks	44,775,437	—	—	44,775,437
Money Market Funds	732,443	—	—	732,443

	$510,264,877	$—	$—	$510,264,877

57

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Colombia ETF (Formerly iShares MSCI Colombia Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 6.1%
Banco de Bogota SA	5,761	$128,735
Bancolombia SA	115,535	1,114,813
Grupo Aval Acciones y Valores SA	176,632	76,402

		1,319,950
Capital Markets — 2.0%
Bolsa de Valores de Colombia	53,836,272	438,866

Construction & Engineering — 1.1%
Constructora Conconcreto SA	715,380	242,788

Construction Materials — 13.0%
Cementos Argos SA	260,524	918,849
CEMEX Latam Holdings SA(a)	203,576	736,963
Grupo Argos SA/Colombia	168,397	1,147,506

		2,803,318
Diversified Financial Services — 9.5%
Corp. Financiera Colombiana SA	19,298	186,980
Grupo de Inversiones Suramericana SA	142,476	1,848,829

		2,035,809
Diversified Telecommunication Services — 1.8%
Empresa de Telecomunicaciones de Bogota(a)	2,233,072	378,191

Electric Utilities — 8.5%
Celsia SA ESP	137,402	219,445
Enel Americas SA	2,939,854	567,610
Interconexion Electrica SA ESP	224,630	1,031,424

		1,818,479
Food & Staples Retailing — 4.7%
Almacenes Exito SA	185,411	1,010,508

Food Products — 4.8%
Grupo Nutresa SA	113,786	1,039,632

Gas Utilities — 6.3%
Empresa de Energia de Bogota SA ESP	1,497,052	1,031,093
Promigas SA ESP	120,000	317,423

		1,348,516
Metals & Mining — 1.9%
Mineros SA	488,591	412,111

Oil, Gas & Consumable Fuels — 10.3%
Canacol Energy Ltd.(a)(b)	204,061	652,590
Ecopetrol SA	1,700,877	990,379
Empresas COPEC SA	43,072	577,625

		2,220,594

Total Common Stocks — 70.0% (Cost: $13,176,081)		15,068,762

Security	Shares	Value
Preferred Stocks

Airlines — 2.7%
Avianca Holdings SA, Preference Shares	593,065	$572,257

Banks — 19.6%
Banco Davivienda SA, Preference Shares	92,890	896,308
Bancolombia SA, Preference Shares	275,249	2,674,232
Grupo Aval Acciones y Valores SA, Preference Shares	1,562,047	641,877

		4,212,417
Construction Materials — 4.4%
Cementos Argos SA, Preference Shares	88,713	280,415
Grupo Argos SA/Colombia, Preference Shares	107,601	664,484

		944,899
Diversified Financial Services — 3.1%
Grupo de Inversiones Suramericana SA, Preference Shares	53,732	676,153

Total Preferred Stocks — 29.8% (Cost: $5,970,611)		6,405,726

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	56,572	56,584
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	13,361	13,361

		69,945

Total Short-Term Investments — 0.3% (Cost: $69,950)		69,945

Total Investments in Securities — 100.1% (Cost: $19,216,642)		21,544,433
Other Assets, Less Liabilities — (0.1)%		(19,019)

Net Assets — 100.0%		$21,525,414

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

58

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Colombia ETF (Formerly iShares MSCI Colombia Capped ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,106	(2,534)	56,572	$56,584	$—	(a)	$(4)	$(2)
BlackRock Cash Funds: Treasury, SL Agency Shares	57,311	(43,950)	13,361	13,361	68		—	—

				$69,945	$68		$(4)	$(2)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,068,762	$—	$—	$15,068,762
Preferred Stocks	6,405,726	—	—	6,405,726
Money Market Funds	69,945	—	—	69,945

	$21,544,433	$—	$—	$21,544,433

59

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI EM ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 3.9%
Ambev SA	168,000	$1,056,778
B3 SA — Brasil Bolsa Balcao	126,000	895,897
Banco Bradesco SA	21,020	195,376
Banco do Brasil SA	34,400	315,005
Banco Santander Brasil SA, Units	38,700	342,185
Cia. Energetica de Minas Gerais(a)	14,282	28,708
Cielo SA	41,999	294,256
Cosan SA Industria e Comercio	29,400	322,289
CPFL Energia SA	55,900	358,985
EDP — Energias do Brasil SA	112,600	475,411
Localiza Rent A Car SA	54,630	334,783
Lojas Renner SA	21,009	218,093
Natura Cosmeticos SA	37,800	337,234
Ultrapar Participacoes SA	16,792	360,654
WEG SA	54,600	382,208

		5,917,862
Chile — 1.1%
Banco de Credito e Inversiones	3,402	203,596
Banco Santander Chile	9,186,744	628,306
Cia. Cervecerias Unidas SA	15,372	194,663
Empresas COPEC SA	31,416	421,310
LATAM Airlines Group SA	12,600	158,118

		1,605,993
China — 27.0%
58.com Inc., ADR(a)	2,184	156,680
AAC Technologies Holdings Inc.	29,500	590,363
Agricultural Bank of China Ltd., Class H	252,000	117,124
Air China Ltd., Class H	84,000	90,128
Alibaba Group Holding Ltd., ADR(a)	28,854	5,109,466
Alibaba Health Information Technology Ltd.(a)(b)	286,000	140,982
Alibaba Pictures Group Ltd.(a)	2,940,000	395,252
Baidu Inc., ADR(a)	6,678	1,593,237
Bank of China Ltd., Class H	672,000	326,097
Bank of Communications Co. Ltd., Class H	210,000	155,412
Beijing Enterprises Water Group Ltd.(a)	286,000	223,375
Brilliance China Automotive Holdings Ltd.	202,000	530,204
Byd Co. Ltd., Class H(b)	84,000	744,795
China CITIC Bank Corp. Ltd., Class H	645,000	417,051
China Construction Bank Corp., Class H	2,100,000	1,831,067
China Everbright Bank Co. Ltd., Class H	1,118,000	518,189
China Everbright International Ltd.	387,000	519,290
China Everbright Ltd.	118,000	263,189
China Galaxy Securities Co. Ltd., Class H	567,000	445,022
China Life Insurance Co. Ltd., Class H	168,000	545,287
China Longyuan Power Group Corp. Ltd., Class H	840,000	565,722
China Medical System Holdings Ltd.	84,000	175,524
China Merchants Bank Co. Ltd., Class H	239,500	938,350
China Minsheng Banking Corp. Ltd., Class H	483,000	486,698
China Oilfield Services Ltd., Class H	84,000	77,437
China Pacific Insurance Group Co. Ltd., Class H	117,600	560,882
China Shenhua Energy Co. Ltd., Class H	168,000	413,429
China Vanke Co. Ltd., Class H	46,200	168,291
Chongqing Changan Automobile Co. Ltd., Class B	26	25
Chongqing Rural Commercial Bank Co. Ltd., Class H	336,000	237,904
CRRC Corp. Ltd., Class H	126,000	114,865
CSPC Pharmaceutical Group Ltd.	84,000	166,705
Ctrip.com International Ltd., ADR(a)(b)	3,780	174,182
Fosun International Ltd.	147,000	304,909

Security	Shares	Value
China (continued)
GCL-Poly Energy Holdings Ltd.(a)(b)	1,548,000	$249,735
Geely Automobile Holdings Ltd.	439,000	1,528,873
Guangzhou Automobile Group Co. Ltd., Class H	252,000	632,404
Haier Electronics Group Co. Ltd.	84,000	224,783
Huaneng Renewables Corp. Ltd., Class H	1,512,000	482,047
Industrial & Commercial Bank of China Ltd., Class H	1,764,000	1,370,961
JD.com Inc., ADR(a)(b)	8,274	309,861
Lee & Man Paper Manufacturing Ltd.	168,000	196,820
Lenovo Group Ltd.	1,176,000	668,541
Momo Inc., ADR(a)	4,788	114,912
NetEase Inc., ADR	1,092	358,951
New Oriental Education & Technology Group Inc., ADR(b)	2,268	192,462
People’s Insurance Co. Group of China Ltd. (The), Class H	336,000	172,943
Ping An Insurance Group Co. of China Ltd., Class H	239,500	2,361,207
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	84,000	405,470
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	184,800	464,236
Shenzhou International Group Holdings Ltd.	17,000	153,453
Sino-Ocean Group Holding Ltd.	294,000	184,075
Sinopharm Group Co. Ltd., Class H	151,200	594,331
SOHO China Ltd.	861,000	487,263
Sunac China Holdings Ltd.	84,000	387,186
Tencent Holdings Ltd.	184,900	9,422,320
TravelSky Technology Ltd., Class H	126,000	344,434
Weibo Corp., ADR(a)(b)	1,554	168,702

		40,573,103
Colombia — 0.7%
Cementos Argos SA	257,376	907,746
Grupo Argos SA/Colombia	24,002	163,557

		1,071,303
Czech Republic — 0.4%
Komercni Banka AS	15,834	664,819

Egypt — 0.1%
Global Telecom Holding SAE(a)	287,588	122,142

Greece — 0.3%
Hellenic Telecommunications Organization SA	18,648	225,685
OPAP SA	12,221	149,360

		375,045
Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	92,904	1,079,479

India — 8.8%
Axis Bank Ltd., GDR(c)	40,146	1,647,993
ICICI Bank Ltd., ADR	213,654	2,038,259
Infosys Ltd., ADR	190,134	2,958,485
Mahindra & Mahindra Ltd., GDR	84,294	1,816,536
Reliance Industries Ltd., GDR(d)	100,842	2,808,450
Wipro Ltd., ADR	372,623	2,008,438

		13,278,161
Indonesia — 2.1%
Astra International Tbk PT	554,400	326,877
Bank Mandiri Persero Tbk PT	1,680,000	919,119
Bank Rakyat Indonesia Persero Tbk PT	2,079,000	493,390
Kalbe Farma Tbk PT	1,940,400	229,531
Telekomunikasi Indonesia Persero Tbk PT	576,400	176,849
Unilever Indonesia Tbk PT	96,600	352,091
United Tractors Tbk PT	168,000	416,087

60

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EM ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Indonesia (continued)
XL Axiata Tbk PT(a)	760,200	$173,105

		3,087,049
Malaysia — 3.3%
Astro Malaysia Holdings Bhd	970,200	673,767
Axiata Group Bhd(b)	260,400	339,389
CIMB Group Holdings Bhd(b)	126,000	186,404
DiGi.Com Bhd	294,000	333,576
Maxis Bhd	150,600	218,379
Petronas Dagangan Bhd	46,200	273,393
Public Bank Bhd	382,200	1,859,831
Sime Darby Bhd	380,900	218,881
Sime Darby Plantation Bhd	310,500	380,390
Sime Darby Property Bhd	380,900	111,769
Telekom Malaysia Bhd	202,500	298,588

		4,894,367
Mexico — 2.6%
Arca Continental SAB de CV	64,700	443,748
Cemex SAB de CV, CPO(a)	172,240	132,008
Coca-Cola Femsa SAB de CV, Series L	159,600	1,097,711
Gentera SAB de CV	420,000	386,004
Grupo Financiero Banorte SAB de CV, Series O	138,600	814,199
Grupo Financiero Santander Mexico SAB de CV, Series B	214,200	348,020
Industrias Penoles SAB de CV	10,080	211,796
Infraestructura Energetica Nova SAB de CV	21,500	117,669
Kimberly-Clark de Mexico SAB de CV, Series A	201,600	361,029

		3,912,184
Philippines — 0.5%
Aboitiz Equity Ventures Inc.	5,480	7,632
SM Prime Holdings Inc.	1,019,200	736,112

		743,744
Poland — 1.0%
Bank Handlowy w Warszawie SA	5,460	113,141
Bank Zachodni WBK SA	2,067	217,094
KGHM Polska Miedz SA	19,362	586,986
mBank SA(a)	1,722	229,740
Polski Koncern Naftowy ORLEN SA	12,191	383,429

		1,530,390
Qatar — 0.4%
Commercial Bank PQSC (The)(a)	20,160	145,390
Ooredoo QPSC	17,212	368,697
Qatar Gas Transport Co. Ltd.	39,060	145,035

		659,122
Russia — 3.1%
Alrosa PJSC	298,200	397,523
Gazprom PJSC	18,480	41,808
Gazprom PJSC, ADR	24,192	108,126
Inter RAO UES PJSC	7,056,000	445,184
LUKOIL PJSC	9,954	561,059
LUKOIL PJSC, ADR	1,512	83,992
Novatek PJSC, GDR(c)	6,006	680,480
Novolipetsk Steel PJSC	157,920	357,534
Rosneft Oil Co. PJSC	2,040	10,254
RusHydro PJSC	24,066,000	335,362
Sberbank of Russia PJSC	73,710	283,098
Sberbank of Russia PJSC, ADR	67,368	1,098,772
Tatneft PJSC, Class S	30,240	236,427

		4,639,619

Security	Shares	Value
South Africa — 7.7%
Barclays Africa Group Ltd.	38,514	$445,427
Coronation Fund Managers Ltd.	37,926	200,993
Exxaro Resources Ltd.	24,696	266,900
FirstRand Ltd.	140,028	578,382
Foschini Group Ltd. (The)	14,616	169,274
Gold Fields Ltd.	40,656	173,412
Imperial Holdings Ltd.	35,532	591,953
Investec Ltd.	155,862	1,085,807
Mondi Ltd.	14,322	341,271
Mr. Price Group Ltd.	11,760	179,307
MTN Group Ltd.	18,732	177,496
Naspers Ltd., Class N	11,979	3,238,049
Nedbank Group Ltd.	8,652	146,689
NEPI Rockcastle PLC	31,500	492,640
Netcare Ltd.	262,542	432,999
Sanlam Ltd.	82,866	475,360
Standard Bank Group Ltd.	61,152	775,466
Vodacom Group Ltd.	122,136	1,298,666
Woolworths Holdings Ltd./South Africa	116,844	496,753

		11,566,844
South Korea — 14.9%
Amorepacific Corp.	1,176	333,916
AMOREPACIFIC Group	2,142	290,324
BNK Financial Group Inc.	109,158	953,910
CJ CheilJedang Corp.	630	232,143
DGB Financial Group Inc.	76,440	701,007
Doosan Heavy Industries & Construction Co. Ltd.	10,500	158,236
GS Holdings Corp.	10,248	575,376
Hana Financial Group Inc.	4,578	199,611
Hankook Tire Co. Ltd.	6,342	312,365
Hanwha Chemical Corp.	7,487	201,236
Hyundai Marine & Fire Insurance Co. Ltd.	6,258	249,572
Hyundai Motor Co.	311	47,011
Kangwon Land Inc.	11,592	395,720
KB Financial Group Inc.	9,534	524,775
LG Chem Ltd.	2,394	918,442
LG Corp.	5,208	435,496
LG Display Co. Ltd.	22,680	643,981
LG Electronics Inc.	9,198	760,689
LG Household & Health Care Ltd.	462	497,979
LG Innotek Co. Ltd.	2,856	422,528
NAVER Corp.	840	617,505
NCSoft Corp.	473	189,722
POSCO	4,410	1,357,547
Samsung Card Co. Ltd.	6,300	221,144
Samsung Electro-Mechanics Co. Ltd.	2,856	262,440
Samsung Electronics Co. Ltd.	2,772	6,469,910
Samsung Fire & Marine Insurance Co. Ltd.	1,260	301,034
Samsung SDI Co. Ltd.	1,596	310,914
Samsung SDS Co. Ltd.	756	130,602
Shinhan Financial Group Co. Ltd.	37,422	1,664,346
SK Holdings Co. Ltd.	1,596	428,240
SK Hynix Inc.	11,718	826,963
SK Telecom Co. Ltd.	1,974	478,875
S-Oil Corp.	2,982	327,451

		22,441,010
Taiwan — 11.9%
Acer Inc.	1,134,000	775,055
Advanced Semiconductor Engineering Inc.	252,372	326,887

61

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EM ESG Optimized ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
AU Optronics Corp.	311,000	$132,202
Cathay Financial Holding Co. Ltd.	252,000	434,367
Chailease Holding Co. Ltd.	84,000	243,649
Chunghwa Telecom Co. Ltd.	546,000	1,884,077
Delta Electronics Inc.	59,000	268,504
Eva Airways Corp.	966,441	486,539
Far Eastern New Century Corp.	924,000	787,097
Fubon Financial Holding Co. Ltd.	630,000	1,030,256
Hiwin Technologies Corp.	17,380	191,508
Hotai Motor Co. Ltd.	42,000	485,897
Inventec Corp.	546,000	409,582
Lite-On Technology Corp.	294,039	361,250
MediaTek Inc.	43,000	467,360
President Chain Store Corp.	102,000	965,793
Siliconware Precision Industries Co. Ltd.	42,000	70,014
Taiwan Business Bank	400	110
Taiwan Mobile Co. Ltd.	210,000	752,651
Taiwan Semiconductor Manufacturing Co. Ltd.	966,000	7,278,656
Wistron Corp.	798,529	614,990

		17,966,444
Thailand — 3.4%
BTS Group Holdings PCL, NVDR	4,111,800	1,038,651
Kasikornbank PCL, NVDR	142,800	992,517
Minor International PCL, NVDR	651,000	867,070
PTT Exploration & Production PCL, NVDR	71,400	199,487
PTT PCL, NVDR	29,400	370,876
Siam Cement PCL (The), Foreign	8,400	122,425
Siam Cement PCL (The), NVDR	67,200	979,400
Siam Commercial Bank PCL (The), NVDR	100,800	470,667

		5,041,093
Turkey — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	23,436	140,158
Arcelik AS	135,828	688,868
Coca-Cola Icecek AS	39,354	352,831
Ulker Biskuvi Sanayi AS	37,254	173,392

		1,355,249
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	330,921	635,173
First Abu Dhabi Bank PJSC	109,555	301,254

		936,427

Total Common Stocks — 95.4% (Cost: $129,995,947)		143,461,449

Preferred Stocks

Brazil — 3.1%
Banco Bradesco SA, Preference Shares	126,049	1,259,140
Cia. Brasileira de Distribuicao, Preference Shares	16,800	359,798

Security	Shares	Value
Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares	172,195	$347,709
Gerdau SA, Preference Shares	50,399	170,849
Itau Unibanco Holding SA, Preference Shares	132,841	1,677,329
Itausa-Investimentos Itau SA, Preference Shares	189,072	600,449
Telefonica Brasil SA, Preference Shares	12,599	183,020

		4,598,294
Chile — 0.4%
Embotelladora Andina SA, Class B, Preference Shares	95,466	417,204
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	3,822	206,486

		623,690
Colombia — 0.1%
Bancolombia SA, Preference Shares	19,656	190,971

South Korea — 0.8%
LG Chem Ltd., Preference Shares	798	182,955
Samsung Electronics Co. Ltd., Preference Shares	563	1,084,354

		1,267,309

Total Preferred Stocks — 4.4% (Cost: $6,160,325)		6,680,264

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	1,450,206	1,450,496
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	2,167,922	2,167,922

		3,618,418

Total Short-Term Investments — 2.4% (Cost: $3,618,409)		3,618,418

Total Investments in Securities — 102.2% (Cost: $139,774,681)		153,760,131
Other Assets, Less Liabilities — (2.2)%		(3,370,040)

Net Assets — 100.0%		$150,390,091

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

62

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI EM ESG Optimized ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,986,796	(2,536,590)	1,450,206	$1,450,496	$—	(a)	$(397)	$(50)
BlackRock Cash Funds: Treasury, SL Agency Shares	113,313	2,054,609	2,167,922	2,167,922	341		—	—

				$3,618,418	$341		$(397)	$(50)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,802,327	$659,122	$—	$143,461,449
Preferred Stocks	6,680,264	—	—	6,680,264
Money Market Funds	3,618,418	—	—	3,618,418

	$153,101,009	$659,122	$—	$153,760,131

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

63

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

China — 40.8%
3SBio Inc.(a)(b)(c)	146,000	$284,141
58.com Inc., ADR(b)	13,295	953,783
AAC Technologies Holdings Inc.	108,500	2,171,334
Agile Group Holdings Ltd.	222,000	320,058
Agricultural Bank of China Ltd., Class H	3,947,000	1,834,474
Air China Ltd., Class H	270,000	289,698
Alibaba Group Holding Ltd., ADR(b)	170,058	30,113,871
Alibaba Health Information Technology Ltd.(b)(c)	484,000	238,585
Alibaba Pictures Group Ltd.(b)(c)	1,580,000	212,415
Aluminum Corp. of China Ltd., Class H(b)	580,000	384,676
Anhui Conch Cement Co. Ltd., Class H	178,500	857,052
ANTA Sports Products Ltd.	165,000	739,418
Autohome Inc., ADR(b)	7,592	420,369
AviChina Industry & Technology Co. Ltd., Class H(c)	231,000	120,969
Baidu Inc., ADR(b)	40,427	9,645,074
Bank of China Ltd., Class H	11,749,000	5,701,353
Bank of Communications Co. Ltd., Class H	1,327,000	982,057
Beijing Capital International Airport Co. Ltd., Class H	222,000	328,017
Beijing Enterprises Holdings Ltd.	74,500	429,246
Beijing Enterprises Water Group Ltd.(b)	706,000	551,407
Brilliance China Automotive Holdings Ltd.	444,000	1,165,399
Byd Co. Ltd., Class H(c)	94,500	837,895
BYD Electronic International Co. Ltd.	93,500	223,868
CGN Power Co. Ltd., Class H(a)	1,572,000	428,716
China Cinda Asset Management Co. Ltd., Class H	1,303,000	483,816
China CITIC Bank Corp. Ltd., Class H	1,317,000	851,560
China Communications Construction Co. Ltd., Class H	675,000	753,630
China Communications Services Corp. Ltd., Class H	362,000	229,894
China Conch Venture Holdings Ltd.	241,000	530,742
China Construction Bank Corp., Class H	12,427,000	10,835,557
China Everbright Bank Co. Ltd., Class H	412,000	190,961
China Everbright International Ltd.	358,000	480,377
China Everbright Ltd.	110,000	245,346
China Evergrande Group(b)(c)	482,000	1,592,226
China Galaxy Securities Co. Ltd., Class H	490,000	384,587
China Gas Holdings Ltd.(c)	256,000	786,664
China Huarong Asset Management Co. Ltd., Class H(a)	1,406,000	644,475
China Huishan Dairy Holdings Co. Ltd.(b)(c)(d)	404,000	1
China Jinmao Holdings Group Ltd.	532,000	240,450
China Life Insurance Co. Ltd., Class H	1,098,000	3,563,840
China Longyuan Power Group Corp. Ltd., Class H	468,000	315,188
China Medical System Holdings Ltd.	182,000	380,303
China Mengniu Dairy Co. Ltd.	406,000	1,031,349
China Merchants Bank Co. Ltd., Class H	573,831	2,248,243
China Merchants Port Holdings Co. Ltd.	180,000	464,393
China Minsheng Banking Corp. Ltd., Class H	818,800	825,069
China Mobile Ltd.	911,000	9,243,905
China Molybdenum Co. Ltd., Class H	528,000	329,231
China National Building Material Co. Ltd., Class H(c)	426,000	391,626
China Oilfield Services Ltd., Class H	230,000	212,030
China Overseas Land & Investment Ltd.	574,000	1,822,642
China Pacific Insurance Group Co. Ltd., Class H	387,400	1,847,667
China Petroleum & Chemical Corp., Class H	3,808,600	2,721,056
China Railway Construction Corp. Ltd., Class H	292,500	346,047
China Railway Group Ltd., Class H	590,000	440,411
China Resources Beer Holdings Co. Ltd.	238,000	653,645
China Resources Gas Group Ltd.	132,000	509,564
China Resources Land Ltd.	407,777	1,172,133

Security	Shares	Value
China (continued)
China Resources Pharmaceutical Group Ltd.(a)	254,500	$337,587
China Resources Power Holdings Co. Ltd.	284,000	534,532
China Shenhua Energy Co. Ltd., Class H	498,500	1,226,751
China Southern Airlines Co. Ltd., Class H	272,000	243,087
China State Construction International Holdings Ltd.	298,000	386,894
China Taiping Insurance Holdings Co. Ltd.	237,100	895,553
China Telecom Corp. Ltd., Class H	2,100,000	1,019,052
China Unicom Hong Kong Ltd.(b)	872,000	1,263,865
China Vanke Co. Ltd., Class H	175,000	637,468
Chongqing Rural Commercial Bank Co. Ltd., Class H	370,000	261,978
CITIC Ltd.	857,000	1,213,595
CITIC Securities Co. Ltd., Class H	347,500	751,933
CNOOC Ltd.	2,624,000	3,554,572
COSCO SHIPPING Ports Ltd.	244,000	245,868
Country Garden Holdings Co. Ltd.	786,828	1,239,147
CRRC Corp. Ltd., Class H	615,750	561,335
CSPC Pharmaceutical Group Ltd.	686,000	1,361,425
Ctrip.com International Ltd., ADR(b)	57,589	2,653,701
Dongfeng Motor Group Co. Ltd., Class H	392,000	492,873
ENN Energy Holdings Ltd.	111,000	809,384
Far East Horizon Ltd.	292,000	266,195
Fosun International Ltd.	372,000	771,606
Fullshare Holdings Ltd.(c)	702,500	294,125
Fuyao Glass Industry Group Co. Ltd., Class H(a)	74,800	287,317
GCL-Poly Energy Holdings Ltd.(b)(c)	2,885,000	465,430
Geely Automobile Holdings Ltd.	726,000	2,528,386
GF Securities Co. Ltd., Class H	201,000	403,019
GOME Retail Holdings Ltd.(c)	1,627,000	183,319
Great Wall Motor Co. Ltd., Class H(c)	452,000	528,960
Guangdong Investment Ltd.	452,000	607,667
Guangzhou Automobile Group Co. Ltd., Class H	310,000	777,957
Guangzhou R&F Properties Co. Ltd., Class H	140,000	299,352
Haier Electronics Group Co. Ltd.	185,000	495,058
Haitian International Holdings Ltd.	94,000	275,012
Haitong Securities Co. Ltd., Class H	478,400	712,988
Hanergy Thin Film Power Group Ltd.(b)(d)	2,513	—
Hengan International Group Co. Ltd.	107,000	1,043,258
Huaneng Power International Inc., Class H	626,000	400,758
Huaneng Renewables Corp. Ltd., Class H	710,000	226,358
Huatai Securities Co. Ltd., Class H(a)	239,800	485,114
Industrial & Commercial Bank of China Ltd., Class H	10,900,000	8,471,358
JD.com Inc., ADR(b)	96,353	3,608,420
Jiangsu Expressway Co. Ltd., Class H	180,000	246,601
Jiangxi Copper Co. Ltd., Class H	184,000	286,477
Kingboard Chemical Holdings Ltd.	88,500	507,644
Kingsoft Corp. Ltd.(c)	111,000	315,510
Kunlun Energy Co. Ltd.	476,000	411,385
Lee & Man Paper Manufacturing Ltd.	219,000	256,568
Lenovo Group Ltd.	1,040,000	591,227
Longfor Properties Co. Ltd.	217,000	509,562
Meitu Inc.(a)(b)	180,500	261,614
Momo Inc., ADR(b)	15,756	378,144
NetEase Inc., ADR	11,700	3,845,907
New China Life Insurance Co. Ltd., Class H	113,800	725,620
New Oriental Education & Technology Group Inc., ADR	19,692	1,671,063
Nexteer Automotive Group Ltd.	122,000	262,426
Nine Dragons Paper Holdings Ltd.	235,000	389,952
People’s Insurance Co. Group of China Ltd. (The), Class H	1,022,000	526,035
PetroChina Co. Ltd., Class H	3,166,000	2,128,179

64

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
PICC Property & Casualty Co. Ltd., Class H	677,160	$1,283,190
Ping An Insurance Group Co. of China Ltd., Class H	769,500	7,586,425
Semiconductor Manufacturing International Corp.(b)(c)	525,300	733,114
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	284,000	194,540
Shanghai Electric Group Co. Ltd., Class H(b)	418,000	163,770
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	71,500	345,132
Shanghai Industrial Holdings Ltd.	60,000	169,394
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	134,880	200,027
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	101,700	255,481
Shenzhou International Group Holdings Ltd.	112,000	1,010,986
Shimao Property Holdings Ltd.	176,000	343,879
Sihuan Pharmaceutical Holdings Group Ltd.	550,000	193,657
SINA Corp./China(b)	8,293	810,807
Sino Biopharmaceutical Ltd.	653,000	854,480
Sino-Ocean Group Holding Ltd.	446,000	279,243
Sinopec Shanghai Petrochemical Co. Ltd., Class H	495,000	293,443
Sinopharm Group Co. Ltd., Class H	181,600	713,826
SOHO China Ltd.(c)	266,000	150,536
Sun Art Retail Group Ltd.	352,000	344,329
Sunac China Holdings Ltd.(c)	303,000	1,396,635
Sunny Optical Technology Group Co. Ltd.	105,000	1,747,715
TAL Education Group, Class A, ADR	42,048	1,172,298
Tencent Holdings Ltd.	840,700	42,841,233
Tingyi Cayman Islands Holding Corp.	290,000	455,968
TravelSky Technology Ltd., Class H	137,000	374,504
Tsingtao Brewery Co. Ltd., Class H	54,000	219,175
Vipshop Holdings Ltd., ADR(b)	59,897	492,952
Want Want China Holdings Ltd.(c)	738,000	578,290
Weibo Corp., ADR(b)	6,807	738,968
Weichai Power Co. Ltd., Class H	285,200	318,057
Yanzhou Coal Mining Co. Ltd., Class H	272,000	253,883
Yum China Holdings Inc.	56,624	2,311,958
YY Inc., ADR(b)	6,285	648,549
Zhejiang Expressway Co. Ltd., Class H	212,000	254,068
Zhuzhou CRRC Times Electric Co. Ltd., Class H	80,700	463,419
Zijin Mining Group Co. Ltd., Class H	852,000	295,629
ZTE Corp., Class H(b)	104,160	362,083

		232,990,317
India — 11.7%
ACC Ltd.	6,651	172,041
Adani Ports & Special Economic Zone Ltd.	110,217	680,310
Ambuja Cements Ltd.	87,864	357,697
Ashok Leyland Ltd.	167,331	305,831
Asian Paints Ltd.	42,388	753,853
Aurobindo Pharma Ltd.	38,830	417,236
Axis Bank Ltd.	245,533	2,038,746
Bajaj Auto Ltd.	12,339	632,546
Bajaj Finance Ltd.	23,826	638,162
Bajaj Finserv Ltd.	5,605	453,242
Bharat Forge Ltd.	31,046	333,740
Bharat Heavy Electricals Ltd.	130,105	185,634
Bharat Petroleum Corp. Ltd.	111,577	871,868
Bharti Airtel Ltd.	175,683	1,352,634
Bharti Infratel Ltd.	92,792	552,176
Bosch Ltd.	1,079	340,262
Britannia Industries Ltd.	4,081	304,784
Cadila Healthcare Ltd.	30,110	200,212
Cipla Ltd.	50,942	474,737

Security	Shares	Value
India (continued)
Coal India Ltd.	101,512	$434,197
Container Corp. of India Ltd.	6,230	126,378
Dabur India Ltd.	77,682	414,794
Dr. Reddy’s Laboratories Ltd.	16,850	596,871
Eicher Motors Ltd.	2,013	934,823
GAIL (India) Ltd.	74,634	542,161
Glenmark Pharmaceuticals Ltd.	20,424	178,678
Godrej Consumer Products Ltd.	35,067	522,905
Grasim Industries Ltd.	47,550	862,729
Havells India Ltd.	36,711	289,964
HCL Technologies Ltd.	83,602	1,099,480
Hero MotoCorp Ltd.	7,386	416,224
Hindalco Industries Ltd.	171,507	639,560
Hindustan Petroleum Corp. Ltd.	89,546	578,688
Hindustan Unilever Ltd.	97,580	1,925,646
Housing Development Finance Corp. Ltd.	223,058	5,796,810
ICICI Bank Ltd.	347,392	1,656,954
Idea Cellular Ltd.(b)	215,607	315,820
IDFC Bank Ltd.	162,133	138,044
Indiabulls Housing Finance Ltd.	46,839	875,943
Indian Oil Corp. Ltd.	85,839	523,847
Infosys Ltd.	272,480	4,124,810
ITC Ltd.	507,055	2,013,515
JSW Steel Ltd.	124,243	491,057
Larsen & Toubro Ltd.	71,360	1,346,356
LIC Housing Finance Ltd.	43,968	396,585
Lupin Ltd.	32,681	414,442
Mahindra & Mahindra Financial Services Ltd.	40,233	273,544
Mahindra & Mahindra Ltd.	54,893	1,197,422
Marico Ltd.	66,680	316,440
Maruti Suzuki India Ltd.	15,937	2,125,370
Motherson Sumi Systems Ltd.	91,825	520,076
Nestle India Ltd.	3,433	408,015
NTPC Ltd.	243,846	685,060
Oil & Natural Gas Corp. Ltd.	188,869	529,144
Petronet LNG Ltd.	59,903	233,741
Piramal Enterprises Ltd.	11,410	490,844
Power Finance Corp. Ltd.	90,198	169,051
Reliance Industries Ltd.	383,756	5,484,652
Rural Electrification Corp. Ltd.	102,044	243,795
Shree Cement Ltd.	1,233	328,853
Shriram Transport Finance Co. Ltd.	21,782	448,460
Siemens Ltd.	10,469	194,451
State Bank of India	254,755	1,265,676
Sun Pharmaceutical Industries Ltd.	141,319	1,183,393
Tata Consultancy Services Ltd.	68,477	2,800,463
Tata Motors Ltd.(b)	232,552	1,457,598
Tata Motors Ltd., Class A(b)	56,121	201,445
Tata Power Co. Ltd. (The)	163,869	240,670
Tata Steel Ltd.	44,329	477,217
Tech Mahindra Ltd.	69,038	523,834
Titan Co. Ltd.	45,783	581,447
Ultratech Cement Ltd.	13,325	868,729
United Spirits Ltd.(b)	8,584	437,274
UPL Ltd.	52,328	593,519
Vakrangee Ltd.	30,236	334,575
Vedanta Ltd.	214,564	983,141
Wipro Ltd.	183,037	828,606
Yes Bank Ltd.	248,848	1,184,421

65

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Zee Entertainment Enterprises Ltd.	77,750	$685,075

		67,018,993
Indonesia — 2.9%
Adaro Energy Tbk PT	2,109,500	265,130
AKR Corporindo Tbk PT	266,600	125,160
Astra International Tbk PT	3,020,700	1,781,020
Bank Central Asia Tbk PT	1,454,000	2,187,557
Bank Danamon Indonesia Tbk PT	508,100	188,763
Bank Mandiri Persero Tbk PT	2,797,100	1,530,278
Bank Negara Indonesia Persero Tbk PT	1,099,700	658,552
Bank Rakyat Indonesia Persero Tbk PT	8,283,500	1,965,846
Bank Tabungan Negara Persero Tbk PT	481,100	113,819
Bumi Serpong Damai Tbk PT	1,181,700	144,152
Charoen Pokphand Indonesia Tbk PT	1,083,400	233,885
Gudang Garam Tbk PT	69,700	394,336
Hanjaya Mandala Sampoerna Tbk PT	1,378,500	417,851
Indocement Tunggal Prakarsa Tbk PT	269,500	367,111
Indofood CBP Sukses Makmur Tbk PT	343,200	214,405
Indofood Sukses Makmur Tbk PT	645,500	349,570
Jasa Marga Persero Tbk PT	313,498	147,756
Kalbe Farma Tbk PT	3,101,100	366,831
Lippo Karawaci Tbk PT	248,400	10,560
Matahari Department Store Tbk PT	365,800	286,669
Pakuwon Jati Tbk PT	3,207,600	147,029
Perusahaan Gas Negara Persero Tbk	1,614,800	202,954
Semen Indonesia Persero Tbk PT	435,000	302,307
Surya Citra Media Tbk PT	866,600	140,952
Telekomunikasi Indonesia Persero Tbk PT	7,429,900	2,279,616
Tower Bersama Infrastructure Tbk PT	292,600	123,305
Unilever Indonesia Tbk PT	231,600	844,143
United Tractors Tbk PT	255,900	633,791
Waskita Karya Persero Tbk PT	722,900	112,769
XL Axiata Tbk PT(b)	471,800	107,433

		16,643,550
Malaysia — 3.1%
AirAsia Bhd	220,800	169,535
Alliance Bank Malaysia Bhd	144,100	130,023
AMMB Holdings Bhd	238,400	241,927
Astro Malaysia Holdings Bhd	224,100	155,629
Axiata Group Bhd(c)	417,200	543,753
British American Tobacco Malaysia Bhd	21,300	194,692
CIMB Group Holdings Bhd(c)	667,000	986,759
Dialog Group Bhd	445,878	262,762
DiGi.Com Bhd(c)	460,800	522,830
Felda Global Ventures Holdings Bhd(c)	220,300	98,043
Gamuda Bhd(c)	248,900	297,621
Genting Bhd	333,100	716,782
Genting Malaysia Bhd(c)	434,700	541,050
Genting Plantations Bhd	36,900	94,743
HAP Seng Consolidated Bhd	102,300	241,898
Hartalega Holdings Bhd(c)	96,000	224,419
Hong Leong Bank Bhd	101,700	376,510
Hong Leong Financial Group Bhd	32,700	128,417
IHH Healthcare Bhd	305,800	421,741
IJM Corp. Bhd	423,000	319,616
IOI Corp. Bhd(c)	335,800	366,223
IOI Properties Group Bhd	257,943	119,211
Kuala Lumpur Kepong Bhd	75,700	451,294
Malayan Banking Bhd	590,100	1,334,741

Security	Shares	Value
Malaysia (continued)
Malaysia Airports Holdings Bhd	122,100	$246,320
Maxis Bhd(c)	281,200	407,755
MISC Bhd(c)	195,500	337,028
Nestle Malaysia Bhd	8,500	202,237
Petronas Chemicals Group Bhd	356,500	645,091
Petronas Dagangan Bhd	36,800	217,767
Petronas Gas Bhd(c)	101,300	393,360
PPB Group Bhd	70,000	285,169
Press Metal Aluminium Holdings Bhd	150,200	190,987
Public Bank Bhd	434,410	2,113,891
RHB Bank Bhd	114,962	137,746
RHB Bank Bhd, New(b)(d)	28,800	—
Sapura Energy Bhd(c)	574,700	175,663
Sime Darby Bhd	368,200	211,583
Sime Darby Plantation Bhd	368,200	451,078
Sime Darby Property Bhd	368,200	108,043
Telekom Malaysia Bhd	167,800	247,422
Tenaga Nasional Bhd	517,200	1,955,230
UMW Holdings Bhd(b)	64,500	83,119
Westports Holdings Bhd	152,200	128,027
YTL Corp. Bhd	640,308	183,191
YTL Power International Bhd	309,381	87,000

		17,747,926
Pakistan — 0.1%
Habib Bank Ltd.	85,300	131,947
Lucky Cement Ltd.	17,050	80,036
MCB Bank Ltd.	60,100	116,527
Oil & Gas Development Co. Ltd.	101,300	149,477
United Bank Ltd./Pakistan	65,400	108,941

		586,928
Philippines — 1.5%
Aboitiz Equity Ventures Inc.	287,650	400,627
Aboitiz Power Corp.	218,900	170,948
Alliance Global Group Inc.(b)	579,600	180,361
Ayala Corp.	37,640	763,884
Ayala Land Inc.	1,113,600	948,310
Bank of the Philippine Islands	114,450	234,320
BDO Unibank Inc.	288,799	838,931
DMCI Holdings Inc.	576,300	172,454
Globe Telecom Inc.	5,020	182,782
GT Capital Holdings Inc.	12,510	286,241
International Container Terminal Services Inc.	74,030	155,984
JG Summit Holdings Inc.	418,676	573,118
Jollibee Foods Corp.	63,050	305,590
Manila Electric Co.	26,240	164,457
Megaworld Corp.	1,633,400	173,545
Metro Pacific Investments Corp.	2,075,200	276,638
Metropolitan Bank & Trust Co.	93,166	177,583
PLDT Inc.	12,700	374,228
Robinsons Land Corp.	243,100	110,764
Security Bank Corp.	33,330	165,788
SM Investments Corp.	36,809	710,400
SM Prime Holdings Inc.	1,314,750	949,571
Universal Robina Corp.	129,350	342,291

		8,658,815
South Korea — 20.0%
Amorepacific Corp.	4,735	1,344,466
AMOREPACIFIC Group	4,221	572,109
BGF retail Co. Ltd.	3,663	266,247

66

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
BNK Financial Group Inc.	38,957	$340,437
Celltrion Healthcare Co. Ltd.(b)	4,524	362,502
Celltrion Inc.(b)	11,750	2,160,510
Cheil Worldwide Inc.	10,270	189,687
CJ CheilJedang Corp.	1,178	434,071
CJ Corp.	2,158	387,677
CJ E&M Corp.	2,812	222,221
CJ Logistics Corp.(b)	1,191	166,351
Coway Co. Ltd.	8,085	712,476
Daelim Industrial Co. Ltd.	4,146	315,069
Daewoo Engineering & Construction Co. Ltd.(b)	18,600	95,884
DB Insurance Co. Ltd.	7,348	462,521
DGB Financial Group Inc.	25,013	229,386
Dongsuh Cos. Inc.	5,277	144,745
Doosan Bobcat Inc.	5,167	168,791
Doosan Heavy Industries & Construction Co. Ltd.	5,164	77,822
E-MART Inc.	3,035	762,759
GS Engineering & Construction Corp.(b)	7,340	183,795
GS Holdings Corp.	7,542	423,447
GS Retail Co. Ltd.	4,087	148,345
Hana Financial Group Inc.	43,578	1,900,093
Hankook Tire Co. Ltd.	10,974	540,507
Hanmi Pharm Co. Ltd.(b)	906	473,709
Hanmi Science Co. Ltd.(b)	1,841	192,855
Hanon Systems	27,794	337,129
Hanssem Co. Ltd.	1,571	264,901
Hanwha Chemical Corp.	15,750	423,329
Hanwha Corp.	6,677	254,625
Hanwha Life Insurance Co. Ltd.	38,410	263,302
Hanwha Techwin Co. Ltd.(b)	5,503	178,250
Hotel Shilla Co. Ltd.	4,634	360,671
Hyosung Corp.	3,114	386,299
Hyundai Department Store Co. Ltd.	2,116	190,163
Hyundai Development Co. Engineering & Construction	8,671	329,869
Hyundai Engineering & Construction Co. Ltd.	11,528	371,290
Hyundai Glovis Co. Ltd.	2,788	375,320
Hyundai Heavy Industries Co. Ltd.(b)	4,600	625,592
Hyundai Marine & Fire Insurance Co. Ltd.	9,209	367,260
Hyundai Mobis Co. Ltd.	10,053	2,526,529
Hyundai Motor Co.	22,613	3,418,184
Hyundai Robotics Co. Ltd.(b)	1,566	574,164
Hyundai Steel Co.	11,828	652,130
Hyundai Wia Corp.	2,429	151,108
Industrial Bank of Korea	37,209	543,646
ING Life Insurance Korea Ltd.(a)	3,791	188,810
Kakao Corp.	4,948	620,631
Kangwon Land Inc.	17,376	593,171
KB Financial Group Inc.	58,242	3,205,785
KCC Corp.	842	298,269
KEPCO Plant Service & Engineering Co. Ltd.	3,377	116,989
Kia Motors Corp.	38,898	1,202,773
Korea Aerospace Industries Ltd., Class A	10,073	463,733
Korea Electric Power Corp.	37,815	1,303,067
Korea Gas Corp.(b)	4,171	169,600
Korea Investment Holdings Co. Ltd.	5,420	339,668
Korea Zinc Co. Ltd.	1,307	584,292
Korean Air Lines Co. Ltd.(b)	7,103	204,621
KT Corp.	1,558	43,594
KT&G Corp.	17,603	1,973,412
Kumho Petrochemical Co. Ltd.	2,704	222,134

Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	6,762	$2,594,197
LG Corp.	13,863	1,159,231
LG Display Co. Ltd.	34,106	968,413
LG Electronics Inc.	15,665	1,295,520
LG Household & Health Care Ltd.	1,374	1,481,003
LG Innotek Co. Ltd.	2,045	302,545
Lotte Chemical Corp.	2,245	738,534
Lotte Corp.	4,490	253,742
Lotte Shopping Co. Ltd.	1,699	327,857
Medy-Tox Inc.	630	269,773
Mirae Asset Daewoo Co. Ltd.	51,806	487,950
NAVER Corp.	4,155	3,054,445
NCSoft Corp.	2,587	1,037,653
Netmarble Games Corp.(a)(b)	2,487	386,219
NH Investment & Securities Co. Ltd.	19,026	237,770
OCI Co. Ltd.	2,493	278,336
Orion Corp./Republic of Korea(b)	3,195	336,161
Ottogi Corp.	182	132,789
Pan Ocean Co. Ltd.(b)	31,575	159,580
POSCO	10,885	3,350,770
Posco Daewoo Corp.	3,003	51,188
S-1 Corp.	2,539	233,310
Samsung Biologics Co. Ltd.(a)(b)	2,410	758,488
Samsung C&T Corp.	11,150	1,352,447
Samsung Card Co. Ltd.	4,384	153,888
Samsung Electro-Mechanics Co. Ltd.	8,203	753,779
Samsung Electronics Co. Ltd.	14,362	33,521,231
Samsung Fire & Marine Insurance Co. Ltd.	4,538	1,084,199
Samsung Heavy Industries Co. Ltd.(b)(c)	37,410	410,797
Samsung Life Insurance Co. Ltd.	10,375	1,220,308
Samsung SDI Co. Ltd.	8,069	1,571,907
Samsung SDS Co. Ltd.	5,115	883,639
Samsung Securities Co. Ltd.	8,540	285,648
Shinhan Financial Group Co. Ltd.	62,539	2,781,427
Shinsegae Inc.	1,097	289,308
SillaJen Inc.(b)	5,679	576,641
SK Holdings Co. Ltd.	4,579	1,228,641
SK Hynix Inc.	88,296	6,231,227
SK Innovation Co. Ltd.	9,494	1,801,526
SK Networks Co. Ltd.	20,529	121,674
SK Telecom Co. Ltd.	2,946	714,674
S-Oil Corp.	6,618	726,718
Woori Bank	54,094	805,259
Yuhan Corp.	1,207	244,006

		114,057,210
Taiwan — 15.6%
Acer Inc.	428,062	292,568
Advanced Semiconductor Engineering Inc.	1,050,969	1,361,277
Advantech Co. Ltd.	61,282	408,628
Airtac International Group	16,000	272,588
Asia Cement Corp.	348,229	323,337
Asia Pacific Telecom Co. Ltd.(b)	208,000	69,694
Asustek Computer Inc.	106,000	975,395
AU Optronics Corp.	1,276,000	542,409
Catcher Technology Co. Ltd.	97,000	1,044,576
Cathay Financial Holding Co. Ltd.	1,213,944	2,092,449
Chailease Holding Co. Ltd.	177,496	514,841
Chang Hwa Commercial Bank Ltd.	686,294	371,817
Cheng Shin Rubber Industry Co. Ltd.	305,776	524,001
Chicony Electronics Co. Ltd.	88,173	233,999

67

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
China Airlines Ltd.(b)	393,000	$151,335
China Development Financial Holding Corp.	1,977,200	619,647
China Life Insurance Co. Ltd./Taiwan	364,640	343,438
China Steel Corp.	1,880,867	1,536,349
Chunghwa Telecom Co. Ltd.	594,000	2,049,710
Compal Electronics Inc.	612,000	423,385
CTBC Financial Holding Co. Ltd.	2,578,265	1,719,187
Delta Electronics Inc.	292,000	1,328,866
E.Sun Financial Holding Co. Ltd.	1,344,766	831,680
Eclat Textile Co. Ltd.	26,604	238,153
Eva Airways Corp.	305,628	153,864
Evergreen Marine Corp. Taiwan Ltd.(b)	287,437	161,476
Far Eastern New Century Corp.	473,460	403,311
Far EasTone Telecommunications Co. Ltd.	247,000	588,801
Feng TAY Enterprise Co. Ltd.	49,064	205,292
First Financial Holding Co. Ltd.	1,451,817	931,769
Formosa Chemicals & Fibre Corp.	438,950	1,331,748
Formosa Petrochemical Corp.	227,000	802,227
Formosa Plastics Corp.	636,400	1,922,312
Formosa Taffeta Co. Ltd.	115,000	115,215
Foxconn Technology Co. Ltd.	135,521	376,824
Fubon Financial Holding Co. Ltd.	1,015,396	1,660,505
General Interface Solution Holding Ltd.	25,000	197,123
Giant Manufacturing Co. Ltd.	44,000	220,044
Globalwafers Co. Ltd.	44,000	591,918
Highwealth Construction Corp.	124,840	166,070
Hiwin Technologies Corp.	30,540	336,516
Hon Hai Precision Industry Co. Ltd.	2,311,314	7,705,921
Hotai Motor Co. Ltd.	40,000	462,759
HTC Corp.(b)	97,000	217,970
Hua Nan Financial Holdings Co. Ltd.	1,101,011	603,842
Innolux Corp.	1,317,620	575,476
Inventec Corp.	363,980	273,040
Largan Precision Co. Ltd.	15,000	2,570,514
Lite-On Technology Corp.	310,032	380,899
Macronix International(b)	143,000	225,985
MediaTek Inc.	237,176	2,577,828
Mega Financial Holding Co. Ltd.	1,598,542	1,260,436
Micro-Star International Co. Ltd.	99,000	241,938
Nan Ya Plastics Corp.	739,090	1,862,879
Nanya Technology Corp.	162,000	420,204
Nien Made Enterprise Co. Ltd.	22,000	201,707
Novatek Microelectronics Corp.	132,000	503,901
Pegatron Corp.	293,000	667,197
Phison Electronics Corp.	36,000	364,873
Pou Chen Corp.	324,000	388,878
Powertech Technology Inc.	159,000	482,396
President Chain Store Corp.	88,000	833,233
Quanta Computer Inc.	402,000	824,265
Realtek Semiconductor Corp.	112,140	416,870
Ruentex Development Co. Ltd.(b)	140,065	145,697
Ruentex Industries Ltd.	84,855	141,029
Shin Kong Financial Holding Co. Ltd.	1,198,138	409,446
Siliconware Precision Industries Co. Ltd.	411,438	685,867
SinoPac Financial Holdings Co. Ltd.	1,548,529	481,689
Standard Foods Corp.	86,987	217,801
Synnex Technology International Corp.	207,050	280,264
TaiMed Biologics Inc.(b)	26,000	159,065
Taishin Financial Holding Co. Ltd.	1,388,305	624,862
Taiwan Business Bank	563,768	155,443

Security	Shares	Value
Taiwan (continued)
Taiwan Cement Corp.	488,000	$545,856
Taiwan Cooperative Financial Holding Co. Ltd.	1,400,948	763,669
Taiwan High Speed Rail Corp.	280,000	224,045
Taiwan Mobile Co. Ltd.	246,000	881,676
Taiwan Semiconductor Manufacturing Co. Ltd.	3,233,000	24,360,139
Teco Electric and Machinery Co. Ltd.	307,000	300,920
Uni-President Enterprises Corp.	709,650	1,507,125
United Microelectronics Corp.	2,130,000	1,086,517
Vanguard International Semiconductor Corp.	133,000	316,603
Win Semiconductors Corp.	68,000	725,478
Winbond Electronics Corp.	599,000	571,161
Wistron Corp.	365,119	281,198
WPG Holdings Ltd.	226,000	306,668
Yageo Corp.	29,000	324,865
Yuanta Financial Holding Co. Ltd.	1,495,893	693,236
Zhen Ding Technology Holding Ltd.	64,455	157,517

		88,845,191
Thailand — 3.1%
Advanced Info Service PCL, NVDR	159,000	849,525
Airports of Thailand PCL, NVDR	653,100	1,244,809
Bangkok Bank PCL, Foreign	38,000	250,153
Bangkok Dusit Medical Services PCL, NVDR	570,800	372,261
Bangkok Expressway & Metro PCL, NVDR	1,086,100	264,375
Banpu PCL, NVDR	300,400	157,282
Berli Jucker PCL, NVDR	175,600	311,843
BTS Group Holdings PCL, NVDR	856,700	216,405
Bumrungrad Hospital PCL, NVDR	52,300	319,469
Central Pattana PCL, NVDR	212,000	522,535
Charoen Pokphand Foods PCL, NVDR	443,300	320,327
CP ALL PCL, NVDR	746,900	1,669,434
Delta Electronics Thailand PCL, NVDR	75,300	194,244
Electricity Generating PCL, NVDR(c)	19,400	127,710
Energy Absolute PCL, NVDR(c)	159,200	221,788
Glow Energy PCL, NVDR	73,800	197,154
Home Product Center PCL, NVDR	575,145	221,887
Indorama Ventures PCL, NVDR	208,200	312,364
IRPC PCL, NVDR	1,465,000	278,108
Kasikornbank PCL, Foreign	175,800	1,259,559
Kasikornbank PCL, NVDR	91,200	633,876
KCE Electronics PCL, NVDR	39,100	98,768
Krung Thai Bank PCL, NVDR	504,050	297,862
Minor International PCL, NVDR(c)	334,380	445,362
PTT Exploration & Production PCL, NVDR	204,510	571,388
PTT Global Chemical PCL, NVDR	320,200	779,421
PTT PCL, NVDR	156,100	1,969,173
Robinson PCL, NVDR	71,100	161,096
Siam Cement PCL (The), Foreign	44,200	644,189
Siam Cement PCL (The), NVDR	16,700	243,392
Siam Commercial Bank PCL (The), NVDR	266,800	1,245,775
Thai Oil PCL, NVDR	153,000	435,671
Thai Union Group PCL, NVDR	279,300	157,352
TMB Bank PCL, NVDR	1,910,400	163,782
True Corp. PCL, NVDR(b)	1,488,205	259,730

		17,418,069

Total Common Stocks — 98.8% (Cost: $460,493,100)		563,966,999

68

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks

South Korea — 1.1%
Amorepacific Corp., Preference Shares	1,342	$205,940
Hyundai Motor Co., Preference Shares	3,515	314,921
Hyundai Motor Co., Series 2, Preference Shares	5,784	576,672
LG Chem Ltd., Preference Shares	1,127	258,384
LG Household & Health Care Ltd., Preference Shares	345	222,550
Samsung Electronics Co. Ltd., Preference Shares	2,579	4,967,226

		6,545,693

Total Preferred Stocks — 1.1% (Cost: $4,678,073)		6,545,693

Rights

China — 0.0%
China Power International Development Ltd. (Expires 12/08/17)(b)(c)	112,666	3,174

Total Rights — 0.0% (Cost: $0)		3,174

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	10,080,326	10,082,342

Total Short-Term Investments — 1.8% (Cost: $10,081,569)		10,082,342

Total Investments in Securities — 101.7% (Cost: $475,252,742)		580,598,208
Other Assets, Less Liabilities — (1.7)%		(9,481,613)

Net Assets — 100.0%		$571,116,595

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,807,306	273,020	10,080,326	$10,082,342	$—	(a)	$(543)	$(498)
BlackRock Cash Funds: Treasury, SL Agency Shares	768,227	(768,227)	—	—	2,342		—	—

				$10,082,342	$2,342		$(543)	$(498)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

69

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$563,700,751	$266,247	$1	$563,966,999
Preferred Stocks	6,545,693	—	—	6,545,693
Rights	3,174	—	—	3,174
Money Market Funds	10,082,342	—	—	10,082,342

	$580,331,960	$266,247	$1	$580,598,208

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

70

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 4.4%
Ambev SA	33,914,715	$213,335,334
Atacadao Distribuicao Comercio e Industria Ltda(a)	2,491,395	11,578,489
B3 SA — Brasil Bolsa Balcao	15,039,401	106,934,581
Banco Bradesco SA	6,598,338	61,330,123
Banco do Brasil SA	6,171,874	56,516,503
Banco Santander Brasil SA, Units	2,996,600	26,495,867
BB Seguridade Participacoes SA	5,021,200	41,294,128
BR Malls Participacoes SA	5,901,488	21,829,276
BRF SA(a)	3,217,785	37,882,933
CCR SA	8,716,800	42,217,208
Centrais Eletricas Brasileiras SA(a)	1,431,000	8,200,284
Cia. de Saneamento Basico do Estado de Sao Paulo	2,453,324	24,544,499
Cia. Energetica de Minas Gerais(a)	873,708	1,756,237
Cia. Siderurgica Nacional SA(a)	4,456,928	10,036,099
Cielo SA	8,788,076	61,571,651
Cosan SA Industria e Comercio	1,162,300	12,741,383
CPFL Energia SA	914,067	5,870,052
EDP — Energias do Brasil SA	2,144,200	9,053,070
Embraer SA	4,789,000	22,930,350
Engie Brasil Energia SA	1,150,000	12,465,810
Equatorial Energia SA	1,424,300	27,867,213
Fibria Celulose SA	1,796,461	24,826,723
Hypermarcas SA	2,521,000	25,337,265
JBS SA	5,864,573	14,192,679
Klabin SA, Units	4,231,300	23,108,063
Kroton Educacional SA	9,964,580	55,241,912
Localiza Rent A Car SA	3,636,789	22,286,946
Lojas Renner SA	5,159,690	53,562,271
M. Dias Branco SA	735,000	10,524,094
Multiplan Empreendimentos Imobiliarios SA	612,003	13,020,862
Natura Cosmeticos SA	1,235,600	11,023,435
Odontoprev SA	1,947,600	9,087,012
Petroleo Brasileiro SA(a)	21,449,574	104,672,084
Porto Seguro SA	824,400	9,037,250
Qualicorp SA	1,642,500	15,412,414
Raia Drogasil SA	1,685,300	45,374,453
Rumo SA(a)	7,804,900	31,090,653
Sul America SA, Units	1,456,336	7,971,195
Suzano Papel e Celulose SA	3,116,498	16,695,695
TIM Participacoes SA	6,104,176	22,037,411
Transmissora Alianca de Energia Eletrica SA, Units	1,327,500	8,642,864
Ultrapar Participacoes SA	2,599,800	55,837,834
Vale SA	23,037,710	247,680,931
WEG SA	4,078,120	28,547,464

		1,671,662,600
Chile — 1.0%
AES Gener SA	19,706,001	5,773,710
Aguas Andinas SA, Series A	19,355,651	11,126,668
Banco de Chile	182,725,562	25,290,394
Banco de Credito e Inversiones	276,088	16,522,741
Banco Santander Chile	483,197,323	33,047,167
Cencosud SA	10,324,626	25,281,968
Cia. Cervecerias Unidas SA	1,050,184	13,298,958
Colbun SA	57,314,864	11,651,801
Empresa Nacional de Telecomunicaciones SA	1,062,080	10,261,051
Empresas CMPC SA	9,117,369	25,855,982

Security	Shares	Value
Chile (continued)
Empresas COPEC SA	3,304,270	$44,312,509
Enel Americas SA	209,431,643	40,435,863
Enel Chile SA	142,921,927	15,333,001
Enel Generacion Chile SA	23,817,824	19,427,340
Itau CorpBanca	1,132,560,269	8,968,091
LATAM Airlines Group SA	2,205,809	27,680,820
SACI Falabella	5,189,109	43,440,853

		377,708,917
China — 30.1%
3SBio Inc.(a)(b)(c)	7,379,000	14,360,810
58.com Inc., ADR(a)(c)	662,055	47,495,826
AAC Technologies Holdings Inc.(c)	5,288,000	105,824,998
Agile Group Holdings Ltd.	10,800,000	15,570,408
Agricultural Bank of China Ltd., Class H	187,816,000	87,292,525
Air China Ltd., Class H	13,136,000	14,094,348
Alibaba Group Holding Ltd., ADR(a)(c)	8,288,701	1,467,763,173
Alibaba Health Information Technology Ltd.(a)(c)	23,454,000	11,561,535
Alibaba Pictures Group Ltd.(a)(c)	89,260,000	12,000,077
Aluminum Corp. of China Ltd., Class H(a)(c)	28,428,000	18,854,452
Anhui Conch Cement Co. Ltd., Class H	8,969,000	43,063,878
ANTA Sports Products Ltd.	7,775,402	34,844,059
Autohome Inc., ADR(a)	375,675	20,801,125
AviChina Industry & Technology Co. Ltd., Class H(c)	15,287,000	8,005,407
Baidu Inc., ADR(a)	1,972,843	470,680,883
Bank of China Ltd., Class H	571,551,000	277,352,474
Bank of Communications Co. Ltd., Class H	62,749,600	46,438,336
Beijing Capital International Airport Co. Ltd., Class H	10,990,000	16,238,329
Beijing Enterprises Holdings Ltd.	3,634,500	20,940,885
Beijing Enterprises Water Group Ltd.(a)	34,662,000	27,072,060
Brilliance China Automotive Holdings Ltd.	22,008,000	57,765,998
Byd Co. Ltd., Class H(c)	4,615,500	40,923,840
BYD Electronic International Co. Ltd.	4,669,500	11,180,207
CGN Power Co. Ltd., Class H(b)	75,753,000	20,659,380
China Cinda Asset Management Co. Ltd., Class H	64,144,000	23,817,265
China CITIC Bank Corp. Ltd., Class H	65,111,800	42,100,662
China Communications Construction Co. Ltd., Class H	32,185,000	35,934,189
China Communications Services Corp. Ltd., Class H	17,400,000	11,050,165
China Conch Venture Holdings Ltd.(c)	11,405,500	25,117,743
China Construction Bank Corp., Class H	605,767,760	528,191,140
China Everbright Bank Co. Ltd., Class H	21,309,000	9,876,646
China Everbright International Ltd.	17,839,000	23,936,995
China Everbright Ltd.	6,614,000	14,751,976
China Evergrande Group(a)(c)	23,664,388	78,172,289
China Galaxy Securities Co. Ltd., Class H	23,984,000	18,824,348
China Gas Holdings Ltd.(c)	12,526,000	38,491,204
China Huarong Asset Management Co. Ltd., Class H(b)	58,698,000	26,905,693
China Huishan Dairy Holdings Co. Ltd.(a)(c)(d)	27,094,000	35
China Jinmao Holdings Group Ltd.	27,120,000	12,257,509
China Life Insurance Co. Ltd., Class H	53,537,000	173,768,015
China Longyuan Power Group Corp. Ltd., Class H	22,690,000	15,281,222
China Medical System Holdings Ltd.	9,124,000	19,065,284
China Mengniu Dairy Co. Ltd.	19,823,000	50,355,730
China Merchants Bank Co. Ltd., Class H	28,158,967	110,325,522
China Merchants Port Holdings Co. Ltd.	9,292,000	23,972,984
China Minsheng Banking Corp. Ltd., Class H	40,113,540	40,420,676

71

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China Mobile Ltd.	44,165,000	$448,141,693
China Molybdenum Co. Ltd., Class H	26,100,000	16,274,487
China National Building Material Co. Ltd., Class H(c)	20,892,000	19,206,238
China Oilfield Services Ltd., Class H	12,798,000	11,798,110
China Overseas Land & Investment Ltd.	27,550,960	87,483,523
China Pacific Insurance Group Co. Ltd., Class H	19,018,200	90,705,481
China Petroleum & Chemical Corp., Class H	183,194,800	130,883,586
China Railway Construction Corp. Ltd., Class H	14,028,000	16,596,082
China Railway Group Ltd., Class H	28,639,000	21,377,861
China Resources Beer Holdings Co. Ltd.	11,764,000	32,308,750
China Resources Gas Group Ltd.	6,384,000	24,644,388
China Resources Land Ltd.	19,917,333	57,251,303
China Resources Pharmaceutical Group Ltd.(b)	11,600,000	15,387,058
China Resources Power Holdings Co. Ltd.	13,864,999	26,096,065
China Shenhua Energy Co. Ltd., Class H	24,511,500	60,319,970
China Southern Airlines Co. Ltd., Class H	13,270,000	11,859,440
China State Construction International Holdings Ltd.(c)	14,374,000	18,661,796
China Taiping Insurance Holdings Co. Ltd.(c)	11,669,060	44,075,346
China Telecom Corp. Ltd., Class H	99,446,000	48,257,451
China Unicom Hong Kong Ltd.(a)	43,044,000	62,387,401
China Vanke Co. Ltd., Class H	8,611,331	31,368,258
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,677,000	13,224,221
CITIC Ltd.	41,632,000	58,954,946
CITIC Securities Co. Ltd., Class H	16,494,500	35,691,410
CNOOC Ltd.	128,383,000	173,912,594
COSCO SHIPPING Ports Ltd.	11,938,000	12,029,405
Country Garden Holdings Co. Ltd.	38,584,939	60,766,017
CRRC Corp. Ltd., Class H	30,213,300	27,543,302
CSPC Pharmaceutical Group Ltd.	33,278,000	66,042,995
Ctrip.com International Ltd., ADR(a)(c)	2,819,557	129,925,187
Dongfeng Motor Group Co. Ltd., Class H	19,540,000	24,568,231
ENN Energy Holdings Ltd.	5,472,000	39,900,438
Far East Horizon Ltd.	14,437,000	13,161,179
Fosun International Ltd.(c)	18,573,000	38,524,314
Fullshare Holdings Ltd.(c)	48,450,000	20,285,204
Fuyao Glass Industry Group Co. Ltd., Class H(b)	3,590,800	13,792,733
GCL-Poly Energy Holdings Ltd.(a)(c)	93,953,000	15,157,202
Geely Automobile Holdings Ltd.	35,486,000	123,584,441
GF Securities Co. Ltd., Class H	9,932,200	19,914,759
GOME Retail Holdings Ltd.(c)	86,123,200	9,703,774
Great Wall Motor Co. Ltd., Class H(c)	22,297,000	26,093,388
Guangdong Investment Ltd.	20,958,110	28,175,995
Guangzhou Automobile Group Co. Ltd., Class H	15,224,742	38,207,081
Guangzhou R&F Properties Co. Ltd., Class H	6,998,400	14,964,185
Haier Electronics Group Co. Ltd.	9,147,000	24,477,261
Haitian International Holdings Ltd.	4,685,000	13,706,723
Haitong Securities Co. Ltd., Class H	23,326,000	34,764,108
Hengan International Group Co. Ltd.	5,215,500	50,851,492
Huaneng Power International Inc., Class H	30,358,000	19,434,842
Huaneng Renewables Corp. Ltd., Class H	34,186,000	10,898,971
Huatai Securities Co. Ltd., Class H(b)	11,795,200	23,861,637
Industrial & Commercial Bank of China Ltd., Class H	531,014,085	412,698,202
JD.com Inc., ADR(a)(c)	4,718,140	176,694,343
Jiangsu Expressway Co. Ltd., Class H	8,848,000	12,121,789
Jiangxi Copper Co. Ltd., Class H	9,007,000	14,023,344
Kingboard Chemical Holdings Ltd.	4,327,000	24,820,056

Security	Shares	Value
China (continued)
Kingsoft Corp. Ltd.(c)	5,705,000	$16,216,102
Kunlun Energy Co. Ltd.(c)	23,298,000	20,135,400
Lee & Man Paper Manufacturing Ltd.	10,500,000	12,301,221
Lenovo Group Ltd.(c)	51,966,000	29,542,014
Longfor Properties Co. Ltd.	10,658,500	25,028,410
Meitu Inc.(a)(b)	9,041,500	13,104,630
Momo Inc., ADR(a)	787,872	18,908,928
NetEase Inc., ADR	569,897	187,330,843
New China Life Insurance Co. Ltd., Class H	5,596,200	35,682,922
New Oriental Education & Technology Group Inc., ADR	963,980	81,803,343
Nexteer Automotive Group Ltd.	5,891,000	12,671,737
Nine Dragons Paper Holdings Ltd.	11,895,000	19,738,189
People’s Insurance Co. Group of China Ltd. (The), Class H	50,477,000	25,981,094
PetroChina Co. Ltd., Class H	151,344,000	101,733,118
PICC Property & Casualty Co. Ltd., Class H	33,124,128	62,768,827
Ping An Insurance Group Co. of China Ltd., Class H	37,561,000	370,310,235
Semiconductor Manufacturing International Corp.(a)(c)	20,092,999	28,042,008
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432,000	9,200,942
Shanghai Electric Group Co. Ltd., Class H(a)	20,550,000	8,051,394
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,413,000	16,474,623
Shanghai Industrial Holdings Ltd.	3,583,000	10,115,637
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	7,194,746	10,669,808
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,998,000	12,555,474
Shenzhou International Group Holdings Ltd.	5,340,000	48,202,351
Shimao Property Holdings Ltd.	8,612,500	16,827,578
Sihuan Pharmaceutical Holdings Group Ltd.(c)	27,089,000	9,538,136
SINA Corp./China(a)	410,211	40,106,329
Sino Biopharmaceutical Ltd.	32,265,000	42,220,212
Sino-Ocean Group Holding Ltd.	21,829,000	13,667,231
Sinopec Shanghai Petrochemical Co. Ltd., Class H	25,337,000	15,020,142
Sinopharm Group Co. Ltd., Class H	8,594,400	33,782,500
SOHO China Ltd.(c)	15,600,500	8,828,738
Sun Art Retail Group Ltd.	17,327,500	16,949,899
Sunac China Holdings Ltd.(c)	14,894,000	68,651,763
Sunny Optical Technology Group Co. Ltd.	5,140,000	85,554,787
TAL Education Group, Class A, ADR	2,052,609	57,226,739
Tencent Holdings Ltd.	41,026,600	2,090,674,605
Tingyi Cayman Islands Holding Corp.	14,126,000	22,210,351
TravelSky Technology Ltd., Class H	6,736,000	18,413,562
Tsingtao Brewery Co. Ltd., Class H	2,482,000	10,073,929
Vipshop Holdings Ltd., ADR(a)	2,915,554	23,995,009
Want Want China Holdings Ltd.(c)	37,279,000	29,211,477
Weibo Corp., ADR(a)(c)	334,795	36,345,345
Weichai Power Co. Ltd., Class H	14,200,800	15,836,850
Yanzhou Coal Mining Co. Ltd., Class H	13,428,800	12,534,372
Yum China Holdings Inc.	2,761,511	112,752,494
YY Inc., ADR(a)	309,919	31,980,542
Zhejiang Expressway Co. Ltd., Class H	10,272,000	12,310,302
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,978,700	22,847,647
Zijin Mining Group Co. Ltd., Class H	41,672,000	14,459,440

72

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
ZTE Corp., Class H(a)	5,253,200	$18,261,297

		11,367,812,887
Colombia — 0.3%
Bancolombia SA	1,627,491	15,703,884
Cementos Argos SA	3,282,137	11,575,855
Ecopetrol SA	35,385,984	20,604,393
Grupo Argos SA/Colombia	2,151,146	14,658,527
Grupo de Inversiones Suramericana SA	1,884,429	24,453,154
Interconexion Electrica SA ESP	2,802,526	12,868,242

		99,864,055
Czech Republic — 0.2%
CEZ AS	1,171,331	26,844,085
Komercni Banka AS	556,060	23,347,170
Moneta Money Bank AS(b)	3,547,455	12,815,340
O2 Czech Republic AS	448,361	5,607,784

		68,614,379
Egypt — 0.1%
Commercial International Bank Egypt SAE	7,249,746	30,889,063
Egyptian Financial Group-Hermes Holding Co.	2,799,779	3,847,569
Global Telecom Holding SAE(a)	19,466,554	8,267,712

		43,004,344
Greece — 0.3%
Alpha Bank AE(a)	9,877,412	19,197,050
Eurobank Ergasias SA(a)	13,179,803	10,686,157
FF Group(a)	241,418	4,470,384
Hellenic Telecommunications Organization SA	1,779,243	21,533,024
JUMBO SA	737,489	11,167,681
National Bank of Greece SA(a)	39,608,196	12,278,975
OPAP SA	1,622,309	19,827,189
Piraeus Bank SA(a)(c)	2,017,823	5,678,044
Titan Cement Co. SA	328,987	8,127,785

		112,966,289
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,657,544	30,878,807
OTP Bank PLC	1,727,626	66,177,752
Richter Gedeon Nyrt	1,008,581	26,119,938

		123,176,497
India — 8.6%
ACC Ltd.	314,816	8,143,325
Adani Ports & Special Economic Zone Ltd.	5,294,551	32,680,386
Ambuja Cements Ltd.	4,378,502	17,825,012
Ashok Leyland Ltd.	8,363,977	15,286,828
Asian Paints Ltd.	2,072,833	36,864,473
Aurobindo Pharma Ltd.	1,909,747	20,520,599
Axis Bank Ltd.	12,078,297	100,290,326
Bajaj Auto Ltd.	606,454	31,089,232
Bajaj Finance Ltd.	1,195,160	32,011,493
Bajaj Finserv Ltd.	273,720	22,134,049
Bharat Forge Ltd.	1,512,338	16,257,399
Bharat Heavy Electricals Ltd.	6,231,037	8,890,437
Bharat Petroleum Corp. Ltd.	5,455,942	42,633,008
Bharti Airtel Ltd.	8,623,845	66,397,454
Bharti Infratel Ltd.	4,498,393	26,768,508
Bosch Ltd.	53,575	16,894,861
Britannia Industries Ltd.	168,730	12,601,368
Cadila Healthcare Ltd.	1,489,188	9,902,130
Cipla Ltd.	2,536,974	23,642,489
Coal India Ltd.	4,898,996	20,954,453

Security	Shares	Value
India (continued)
Container Corp. of India Ltd.	304,176	$6,170,320
Dabur India Ltd.	3,856,050	20,589,920
Dr. Reddy’s Laboratories Ltd.	826,019	29,259,750
Eicher Motors Ltd.	96,057	44,608,183
GAIL (India) Ltd.	3,635,339	26,408,077
Glenmark Pharmaceuticals Ltd.	998,604	8,736,236
Godrej Consumer Products Ltd.	1,743,398	25,996,855
Grasim Industries Ltd.	2,366,021	42,928,163
Havells India Ltd.	1,798,498	14,205,568
HCL Technologies Ltd.	4,032,191	53,028,815
Hero MotoCorp Ltd.	357,598	20,151,768
Hindalco Industries Ltd.	8,414,499	31,378,199
Hindustan Petroleum Corp. Ltd.	4,386,133	28,345,248
Hindustan Unilever Ltd.	4,690,629	92,564,995
Housing Development Finance Corp. Ltd.	10,904,350	283,381,193
ICICI Bank Ltd.	17,086,390	81,496,887
Idea Cellular Ltd.(a)	10,344,074	15,151,951
IDFC Bank Ltd.	9,587,172	8,162,775
Indiabulls Housing Finance Ltd.	2,296,154	42,940,715
Indian Oil Corp. Ltd.	4,173,365	25,468,659
Infosys Ltd.	13,225,981	200,215,261
ITC Ltd.	24,530,292	97,409,759
JSW Steel Ltd.	6,208,240	24,537,375
Larsen & Toubro Ltd.	3,416,142	64,452,661
LIC Housing Finance Ltd.	2,159,044	19,474,255
Lupin Ltd.	1,589,256	20,154,073
Mahindra & Mahindra Financial Services Ltd.	2,040,382	13,872,572
Mahindra & Mahindra Ltd.	2,680,028	58,461,436
Marico Ltd.	3,275,282	15,543,367
Maruti Suzuki India Ltd.	763,479	101,818,118
Motherson Sumi Systems Ltd.	4,507,444	25,529,134
Nestle India Ltd.	168,204	19,991,181
NTPC Ltd.	11,879,151	33,373,266
Oil & Natural Gas Corp. Ltd.	9,120,013	25,551,029
Petronet LNG Ltd.	2,805,693	10,947,772
Piramal Enterprises Ltd.	569,842	24,513,899
Power Finance Corp. Ltd.	4,544,411	8,517,247
Reliance Industries Ltd.	18,742,210	267,864,200
Rural Electrification Corp. Ltd.	4,943,633	11,810,897
Shree Cement Ltd.	60,917	16,247,163
Shriram Transport Finance Co. Ltd.	1,066,542	21,958,558
Siemens Ltd.	524,131	9,735,197
State Bank of India	12,412,870	61,669,710
Sun Pharmaceutical Industries Ltd.	6,919,770	57,945,562
Tata Consultancy Services Ltd.	3,318,662	135,721,335
Tata Motors Ltd.(a)	11,385,095	71,359,897
Tata Motors Ltd., Class A(a)	2,768,551	9,937,673
Tata Power Co. Ltd. (The)	8,424,129	12,372,286
Tata Steel Ltd.	2,176,310	23,428,747
Tech Mahindra Ltd.	3,358,133	25,480,251
Titan Co. Ltd.	2,238,874	28,433,839
Ultratech Cement Ltd.	627,165	40,888,279
United Spirits Ltd.(a)	422,653	21,530,198
UPL Ltd.	2,564,046	29,082,119
Vakrangee Ltd.	1,439,418	15,927,803
Vedanta Ltd.	10,731,677	49,172,983
Wipro Ltd.	8,735,667	39,546,234
Yes Bank Ltd.	12,156,481	57,860,174
Zee Entertainment Enterprises Ltd.	3,904,453	34,403,148

		3,269,500,765

73

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Indonesia — 2.1%
Adaro Energy Tbk PT	104,511,200	$13,135,372
AKR Corporindo Tbk PT	12,852,000	6,033,580
Astra International Tbk PT	145,834,100	85,984,544
Bank Central Asia Tbk PT	71,652,400	107,801,740
Bank Danamon Indonesia Tbk PT	25,255,816	9,382,706
Bank Mandiri Persero Tbk PT	135,374,800	74,062,807
Bank Negara Indonesia Persero Tbk PT	54,158,776	32,432,802
Bank Rakyat Indonesia Persero Tbk PT	400,141,410	94,961,846
Bank Tabungan Negara Persero Tbk PT	26,300,000	6,222,091
Bumi Serpong Damai Tbk PT	53,964,200	6,582,946
Charoen Pokphand Indonesia Tbk PT	53,581,245	11,567,147
Gudang Garam Tbk PT	3,464,800	19,602,530
Hanjaya Mandala Sampoerna Tbk PT	67,016,800	20,314,127
Indocement Tunggal Prakarsa Tbk PT	12,670,300	17,259,373
Indofood CBP Sukses Makmur Tbk PT	16,683,100	10,422,312
Indofood Sukses Makmur Tbk PT	31,900,900	17,275,920
Jasa Marga Persero Tbk PT	15,412,695	7,264,227
Kalbe Farma Tbk PT	155,416,715	18,384,352
Lippo Karawaci Tbk PT	13,551,500	576,084
Matahari Department Store Tbk PT	17,726,200	13,891,595
Pakuwon Jati Tbk PT	146,214,700	6,702,138
Perusahaan Gas Negara Persero Tbk	77,744,900	9,771,280
Semen Indonesia Persero Tbk PT	21,412,700	14,880,924
Surya Citra Media Tbk PT	41,921,700	6,818,552
Telekomunikasi Indonesia Persero Tbk PT	362,448,300	111,205,119
Tower Bersama Infrastructure Tbk PT	16,421,000	6,919,984
Unilever Indonesia Tbk PT	11,030,200	40,203,228
United Tractors Tbk PT	12,164,453	30,127,841
Waskita Karya Persero Tbk PT	34,281,100	5,347,710
XL Axiata Tbk PT(a)	24,638,400	5,610,400

		810,745,277
Malaysia — 2.3%
AirAsia Bhd	10,859,200	8,337,911
Alliance Bank Malaysia Bhd	7,588,100	6,846,825
AMMB Holdings Bhd	12,964,175	13,155,967
Astro Malaysia Holdings Bhd	10,674,800	7,413,237
Axiata Group Bhd(c)	19,479,400	25,388,239
British American Tobacco Malaysia Bhd	1,022,100	9,342,486
CIMB Group Holdings Bhd(c)	32,255,300	47,718,441
Dialog Group Bhd(c)	23,717,812	13,977,241
DiGi.Com Bhd(c)	25,297,000	28,702,306
Felda Global Ventures Holdings Bhd(c)	10,223,000	4,549,666
Gamuda Bhd(c)	12,581,500	15,044,268
Genting Bhd	16,353,800	35,190,962
Genting Malaysia Bhd(c)	21,945,700	27,314,736
Genting Plantations Bhd	2,065,100	5,302,250
HAP Seng Consolidated Bhd	4,132,100	9,770,732
Hartalega Holdings Bhd(c)	4,576,400	10,698,223
Hong Leong Bank Bhd	4,481,500	16,591,248
Hong Leong Financial Group Bhd	1,474,800	5,791,732
IHH Healthcare Bhd(c)	17,436,500	24,047,404
IJM Corp. Bhd(c)	20,488,440	15,480,934
IOI Corp. Bhd(c)	16,648,120	18,156,404
IOI Properties Group Bhd	15,835,756	7,318,640
Kuala Lumpur Kepong Bhd	3,295,000	19,643,502
Malayan Banking Bhd	27,918,000	63,147,451
Malaysia Airports Holdings Bhd	5,843,600	11,788,654
Maxis Bhd(c)	13,694,400	19,857,634
MISC Bhd(c)	8,494,100	14,643,210
Nestle Malaysia Bhd	228,300	5,431,860

Security	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	17,436,300	$31,551,197
Petronas Dagangan Bhd	1,541,400	9,121,379
Petronas Gas Bhd	5,040,600	19,573,231
PPB Group Bhd	3,555,700	14,485,380
Press Metal Aluminium Holdings Bhd	7,920,400	10,071,177
Public Bank Bhd	20,959,230	101,990,140
RHB Bank Bhd	5,609,525	6,721,280
RHB Bank Bhd, New(a)(d)	3,214,200	8
Sapura Energy Bhd(c)	28,251,500	8,635,377
Sime Darby Bhd	17,242,573	9,908,313
Sime Darby Plantation Bhd	17,242,573	21,123,680
Sime Darby Property Bhd	17,242,573	5,059,564
SP Setia Bhd Group	5,236,600	4,468,941
Telekom Malaysia Bhd(c)	8,078,100	11,911,222
Tenaga Nasional Bhd	24,667,750	93,254,289
UMW Holdings Bhd(a)	3,645,100	4,697,317
Westports Holdings Bhd	6,926,900	5,826,760
YTL Corp. Bhd	32,605,389	9,328,354
YTL Power International Bhd	17,968,616	5,052,918

		863,432,690
Mexico — 3.0%
Alfa SAB de CV	21,616,900	24,131,087
America Movil SAB de CV, Series L	241,792,400	207,796,435
Arca Continental SAB de CV	3,125,536	21,436,615
Cemex SAB de CV, CPO(a)	104,753,573	80,285,174
Coca-Cola Femsa SAB de CV, Series L	3,566,193	24,527,879
El Puerto de Liverpool SAB de CV, Series C1(c)	1,311,765	8,911,485
Fibra Uno Administracion SA de CV	21,517,800	33,677,219
Fomento Economico Mexicano SAB de CV	13,992,600	126,539,551
Gentera SAB de CV	7,093,400	6,519,249
Gruma SAB de CV, Series B	1,547,415	19,215,025
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,614,000	26,059,919
Grupo Aeroportuario del Sureste SAB de CV, Series B	1,508,975	27,074,934
Grupo Bimbo SAB de CV, Series A	11,789,200	27,530,944
Grupo Carso SAB de CV, Series A1	3,826,041	12,204,425
Grupo Financiero Banorte SAB de CV, Series O	17,916,256	105,248,134
Grupo Financiero Inbursa SAB de CV, Series O(c)	16,748,000	29,632,600
Grupo Financiero Santander Mexico SAB de CV, Series B	13,065,800	21,228,589
Grupo Lala SAB de CV(c)	4,368,600	6,637,661
Grupo Mexico SAB de CV, Series B	27,425,888	85,980,439
Grupo Televisa SAB(c)	17,594,200	66,174,466
Industrias Penoles SAB de CV	996,408	20,936,028
Infraestructura Energetica Nova SAB de CV	3,826,300	20,941,209
Kimberly-Clark de Mexico SAB de CV, Series A	10,928,400	19,570,799
Mexichem SAB de CV	7,579,234	19,744,463
Promotora y Operadora de Infraestructura SAB de CV	1,751,665	17,643,746
Wal-Mart de Mexico SAB de CV	37,663,300	88,905,307

		1,148,553,382
Pakistan — 0.1%
Habib Bank Ltd.	4,067,200	6,291,374
Lucky Cement Ltd.	928,550	4,358,788
MCB Bank Ltd.	2,637,000	5,112,839
Oil & Gas Development Co. Ltd.	4,568,600	6,741,368
United Bank Ltd./Pakistan	3,285,900	5,473,538

		27,977,907

74

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	1,380,974	$19,319,826
Credicorp Ltd.	487,757	102,931,360
Southern Copper Corp.	613,012	25,777,155

		148,028,341
Philippines — 1.1%
Aboitiz Equity Ventures Inc.	15,219,870	21,197,590
Aboitiz Power Corp.	8,582,564	6,702,460
Alliance Global Group Inc.(a)	25,846,880	8,043,080
Ayala Corp.	1,801,511	36,560,709
Ayala Land Inc.	55,145,100	46,960,013
Bank of the Philippine Islands	5,988,472	12,260,521
BDO Unibank Inc.	13,892,351	40,355,815
DMCI Holdings Inc.	26,486,700	7,925,984
Globe Telecom Inc.	248,075	9,032,576
GT Capital Holdings Inc.	593,355	13,576,567
International Container Terminal Services Inc.	3,962,440	8,349,033
JG Summit Holdings Inc.	20,409,484	27,938,171
Jollibee Foods Corp.	3,446,859	16,706,225
Manila Electric Co.	1,182,990	7,414,283
Megaworld Corp.	76,827,700	8,162,752
Metro Pacific Investments Corp.	96,039,500	12,802,719
Metropolitan Bank & Trust Co.	4,533,386	8,641,034
PLDT Inc.	659,308	19,427,679
Robinsons Land Corp.	9,997,800	4,555,305
Security Bank Corp.	1,415,160	7,039,196
SM Investments Corp.	1,883,272	36,346,475
SM Prime Holdings Inc.	61,796,825	44,632,406
Universal Robina Corp.	6,478,300	17,143,134

		421,773,727
Poland — 1.3%
Alior Bank SA(a)	655,362	13,403,588
Bank Handlowy w Warszawie SA	246,490	5,107,731
Bank Millennium SA(a)	4,448,391	10,366,973
Bank Pekao SA	1,136,482	41,293,185
Bank Zachodni WBK SA	253,282	26,601,854
CCC SA	201,270	13,703,283
CD Projekt SA	472,835	13,623,274
Cyfrowy Polsat SA	1,528,353	10,815,629
Dino Polska SA(a)(b)	290,978	6,016,389
Grupa Azoty SA	318,273	6,441,621
Grupa Lotos SA	668,612	10,687,239
Jastrzebska Spolka Weglowa SA(a)	381,844	9,691,208
KGHM Polska Miedz SA	1,007,319	30,538,249
LPP SA	9,360	21,717,692
mBank SA(a)	108,629	14,492,706
Orange Polska SA(a)	4,727,414	7,313,512
PGE Polska Grupa Energetyczna SA(a)	6,041,538	20,459,443
PLAY Communications SA(a)(b)	670,560	6,875,293
Polski Koncern Naftowy ORLEN SA	2,185,472	68,737,045
Polskie Gornictwo Naftowe i Gazownictwo SA	12,727,176	21,784,882
Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,761,636	81,189,152
Powszechny Zaklad Ubezpieczen SA	4,364,145	55,052,757
Synthos SA	3,989,187	5,378,781
Tauron Polska Energia SA(a)	7,712,180	6,786,482

		508,077,968
Qatar — 0.5%
Barwa Real Estate Co.	740,706	5,560,260
Commercial Bank PQSC (The)(a)	1,462,844	10,549,733

Security	Shares	Value
Qatar (continued)
Doha Bank QPSC	702,894	$4,844,881
Ezdan Holding Group QSC	5,855,673	12,559,084
Industries Qatar QSC	1,076,526	25,614,392
Masraf Al Rayan QSC	2,728,415	24,833,697
Ooredoo QPSC	592,089	12,683,086
Qatar Electricity & Water Co. QSC	213,955	9,292,989
Qatar Gas Transport Co. Ltd.	1,906,436	7,078,858
Qatar Insurance Co. SAQ	1,008,881	10,034,714
Qatar Islamic Bank SAQ	444,273	10,842,405
Qatar National Bank QPSC	1,660,847	52,096,273

		185,990,372
Russia — 3.3%
Alrosa PJSC	18,830,900	25,103,031
Gazprom PJSC	59,725,239	135,116,994
Gazprom PJSC, ADR	8,522,881	38,093,017
Inter RAO UES PJSC	226,600,000	14,296,879
LUKOIL PJSC	2,409,431	135,807,949
LUKOIL PJSC, ADR	670,023	37,219,778
Magnit PJSC, GDR(e)	2,537,083	67,029,733
Magnitogorsk Iron & Steel Works PJSC	15,300,000	11,506,349
MMC Norilsk Nickel PJSC	460,008	77,773,452
Mobile TeleSystems PJSC, ADR	3,638,853	37,734,906
Moscow Exchange MICEX-RTS PJSC	10,776,960	22,923,323
Novatek PJSC, GDR(e)	665,446	75,395,032
Novolipetsk Steel PJSC	8,390,500	18,996,274
PhosAgro PJSC, GDR(e)	777,942	11,669,130
Polyus PJSC	181,639	15,273,985
Rosneft Oil Co. PJSC	6,700,087	33,676,070
Rosneft Oil Co. PJSC, GDR(e)	1,387,756	6,845,800
RusHydro PJSC	783,805,100	10,922,383
Sberbank of Russia PJSC	61,067,081	234,540,663
Sberbank of Russia PJSC, ADR	3,774,474	61,561,671
Severstal PJSC	1,385,863	21,921,849
Surgutneftegas OJSC	39,565,660	18,626,704
Surgutneftegas OJSC, ADR	1,321,397	6,070,498
Tatneft PJSC, Class S	10,999,190	85,995,679
VTB Bank PJSC	29,830,502,000	25,932,129
VTB Bank PJSC, GDR(e)	3,012,323	5,392,058

		1,235,425,336
South Africa — 6.8%
Anglo American Platinum Ltd.(a)	385,732	10,295,800
AngloGold Ashanti Ltd.	2,954,085	30,921,264
Aspen Pharmacare Holdings Ltd.	2,806,037	62,836,306
Barclays Africa Group Ltd.	4,886,093	56,509,273
Bid Corp. Ltd.	2,424,439	52,430,437
Bidvest Group Ltd. (The)	2,413,221	33,849,659
Brait SE(a)	2,596,234	8,790,181
Capitec Bank Holdings Ltd.	298,912	21,577,097
Coronation Fund Managers Ltd.	1,646,779	8,727,295
Discovery Ltd.	2,578,689	31,133,287
Exxaro Resources Ltd.	1,618,855	17,495,619
FirstRand Ltd.	24,223,190	100,053,271
Fortress REIT Ltd., Class A	7,200,851	9,104,979
Fortress REIT Ltd., Class B	5,877,185	18,158,208
Foschini Group Ltd. (The)	1,614,230	18,695,132
Gold Fields Ltd.	5,943,518	25,351,168
Growthpoint Properties Ltd.	15,497,000	28,398,387
Hyprop Investments Ltd.	1,770,337	13,917,438
Impala Platinum Holdings Ltd.(a)	1,704,537	4,872,783

75

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Imperial Holdings Ltd.	1,119,145	$18,644,623
Investec Ltd.	1,947,603	13,567,908
Kumba Iron Ore Ltd.	431,760	10,294,513
Liberty Holdings Ltd.	907,025	7,721,597
Life Healthcare Group Holdings Ltd.	9,353,679	17,901,745
MMI Holdings Ltd./South Africa	7,266,100	10,694,762
Mondi Ltd.	855,554	20,386,549
Mr. Price Group Ltd.	1,752,772	26,724,875
MTN Group Ltd.	12,204,441	115,643,620
Naspers Ltd., Class N	3,164,073	855,281,924
Nedbank Group Ltd.	1,609,636	27,290,365
NEPI Rockcastle PLC	2,612,040	40,850,640
Netcare Ltd.	7,180,199	11,841,999
Pick n Pay Stores Ltd.	2,611,982	12,186,377
Pioneer Foods Group Ltd.	917,090	8,806,215
PSG Group Ltd.	671,062	14,260,898
Rand Merchant Investment Holdings Ltd.	4,766,690	14,821,550
Redefine Properties Ltd.	37,065,889	27,495,459
Remgro Ltd.	3,815,809	59,855,827
Resilient REIT Ltd.	2,163,107	23,199,987
RMB Holdings Ltd.	5,133,838	25,182,807
Sanlam Ltd.	10,155,343	58,255,975
Sappi Ltd.	4,026,033	28,711,215
Sasol Ltd.	3,987,726	125,689,733
Shoprite Holdings Ltd.	3,246,643	54,223,757
Sibanye Gold Ltd.	12,515,991	17,220,095
SPAR Group Ltd. (The)	1,389,605	19,332,749
Standard Bank Group Ltd.	9,315,037	118,123,614
Steinhoff International Holdings NV, Class H	21,692,981	89,459,198
Telkom SA SOC Ltd.	1,930,012	7,011,281
Tiger Brands Ltd.	1,188,651	36,373,548
Truworths International Ltd.	3,199,314	18,765,557
Vodacom Group Ltd.	4,285,558	45,568,118
Woolworths Holdings Ltd./South Africa	7,155,627	30,421,577

		2,564,928,241
South Korea — 14.7%
Amorepacific Corp.	231,241	65,659,057
AMOREPACIFIC Group	207,372	28,106,933
BGF retail Co. Ltd.	175,237	12,737,190
BNK Financial Group Inc.	1,903,078	16,630,620
Celltrion Healthcare Co. Ltd.(a)	222,944	17,864,201
Celltrion Inc.(a)(c)	574,724	105,676,336
Cheil Worldwide Inc.	504,927	9,326,012
CJ CheilJedang Corp.	56,957	20,987,601
CJ Corp.	104,547	18,781,473
CJ E&M Corp.	137,711	10,882,744
CJ Logistics Corp.(a)(c)	57,086	7,973,418
Coway Co. Ltd.	383,660	33,809,321
Daelim Industrial Co. Ltd.	199,500	15,160,717
Daewoo Engineering & Construction Co. Ltd.(a)	884,882	4,561,625
DB Insurance Co. Ltd.	357,717	22,516,531
DGB Financial Group Inc.	1,215,922	11,150,840
Dongsuh Cos. Inc.	261,432	7,170,912
Doosan Bobcat Inc.	250,001	8,166,814
Doosan Heavy Industries & Construction Co. Ltd.(c)	371,958	5,605,432
E-MART Inc.	150,598	37,848,429
GS Engineering & Construction Corp.(a)(c)	354,140	8,867,737
GS Holdings Corp.	368,782	20,705,334
GS Retail Co. Ltd.(c)	193,416	7,020,383

Security	Shares	Value
South Korea (continued)
Hana Financial Group Inc.	2,132,772	$92,993,367
Hankook Tire Co. Ltd.	535,302	26,365,437
Hanmi Pharm Co. Ltd.(a)	44,312	23,168,875
Hanmi Science Co. Ltd.(a)(c)	91,129	9,546,250
Hanon Systems	1,348,061	16,351,395
Hanssem Co. Ltd.	76,182	12,845,759
Hanwha Chemical Corp.	770,396	20,706,715
Hanwha Corp.	322,861	12,312,182
Hanwha Life Insurance Co. Ltd.	1,769,096	12,127,228
Hanwha Techwin Co. Ltd.(a)(c)	264,083	8,554,032
Hotel Shilla Co. Ltd.	226,627	17,638,692
Hyosung Corp.	151,107	18,745,183
Hyundai Department Store Co. Ltd.	103,049	9,260,916
Hyundai Development Co. Engineering & Construction	430,709	16,385,346
Hyundai Engineering & Construction Co. Ltd.	553,715	17,833,872
Hyundai Glovis Co. Ltd.	134,039	18,044,304
Hyundai Heavy Industries Co. Ltd.(a)	223,862	30,444,821
Hyundai Marine & Fire Insurance Co. Ltd.	449,022	17,907,241
Hyundai Mobis Co. Ltd.	490,780	123,343,285
Hyundai Motor Co.	1,107,973	167,481,331
Hyundai Robotics Co. Ltd.(a)	70,747	25,938,941
Hyundai Steel Co.	574,620	31,681,323
Hyundai Wia Corp.(c)	115,777	7,202,484
Industrial Bank of Korea	1,820,520	26,598,914
ING Life Insurance Korea Ltd.(b)	188,941	9,410,156
Kakao Corp.(c)	244,728	30,696,414
Kangwon Land Inc.	845,910	28,877,148
KB Financial Group Inc.	2,862,968	157,584,915
KCC Corp.	42,109	14,916,627
KEPCO Plant Service & Engineering Co. Ltd.	164,685	5,705,145
Kia Motors Corp.	1,894,999	58,595,650
Korea Aerospace Industries Ltd., Class A	486,447	22,394,666
Korea Electric Power Corp.	1,840,909	63,435,872
Korea Gas Corp.(a)	200,998	8,172,903
Korea Investment Holdings Co. Ltd.	284,301	17,816,980
Korea Zinc Co. Ltd.	60,818	27,188,566
Korean Air Lines Co. Ltd.(a)	334,881	9,647,158
KT Corp.	170,925	4,782,602
KT&G Corp.	843,065	94,513,145
Kumho Petrochemical Co. Ltd.(c)	130,482	10,719,128
LG Chem Ltd.	330,582	126,825,624
LG Corp.	684,453	57,234,296
LG Display Co. Ltd.	1,674,110	47,535,032
LG Electronics Inc.(c)	766,287	63,373,150
LG Household & Health Care Ltd.	67,791	73,070,382
LG Innotek Co. Ltd.(c)	102,905	15,224,172
Lotte Chemical Corp.	110,846	36,464,845
Lotte Chilsung Beverage Co. Ltd.	384	430,489
Lotte Corp.	208,018	11,755,669
Lotte Shopping Co. Ltd.	79,444	15,330,338
Medy-Tox Inc.(c)	30,479	13,051,426
Mirae Asset Daewoo Co. Ltd.	2,677,671	25,220,425
NAVER Corp.	201,579	148,185,803
NCSoft Corp.	126,520	50,747,512
Netmarble Games Corp.(a)(b)	122,595	19,038,415
NH Investment & Securities Co. Ltd.	1,014,149	12,673,950
OCI Co. Ltd.(c)	120,525	13,456,272
Orion Corp./Republic of Korea(a)	167,282	17,600,541
Ottogi Corp.	8,748	6,382,644

76

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Pan Ocean Co. Ltd.(a)(c)	1,543,376	$7,800,200
POSCO	533,859	164,339,780
Posco Daewoo Corp.	275,572	4,697,322
S-1 Corp.	130,892	12,027,751
Samsung Biologics Co. Ltd.(a)(b)(c)	119,960	37,754,468
Samsung C&T Corp.	545,184	66,128,452
Samsung Card Co. Ltd.	224,394	7,876,729
Samsung Electro-Mechanics Co. Ltd.	405,018	37,217,367
Samsung Electronics Co. Ltd.	700,451	1,634,868,403
Samsung Fire & Marine Insurance Co. Ltd.	222,486	53,155,396
Samsung Heavy Industries Co. Ltd.(a)(c)	1,822,891	20,017,043
Samsung Life Insurance Co. Ltd.	504,793	59,373,769
Samsung SDI Co. Ltd.	397,828	77,500,148
Samsung SDS Co. Ltd.	250,707	43,310,743
Samsung Securities Co. Ltd.	490,716	16,413,565
Shinhan Financial Group Co. Ltd.	3,069,158	136,501,031
Shinsegae Inc.(c)	53,567	14,127,020
SillaJen Inc.(a)	280,171	28,448,330
SK Holdings Co. Ltd.	229,353	61,540,157
SK Hynix Inc.	4,193,273	295,927,743
SK Innovation Co. Ltd.	466,313	88,484,847
SK Networks Co. Ltd.	972,219	5,762,290
SK Telecom Co. Ltd.	145,090	35,197,574
S-Oil Corp.	324,522	35,635,542
Woori Bank	2,645,601	39,383,171
Yuhan Corp.	59,979	12,125,320

		5,574,359,774
Taiwan — 11.5%
Acer Inc.(c)	21,046,121	14,384,393
Advanced Semiconductor Engineering Inc.	48,032,220	62,214,168
Advantech Co. Ltd.(c)	2,510,126	16,737,521
Airtac International Group	779,000	13,271,621
Asia Cement Corp.	16,915,077	15,705,971
Asia Pacific Telecom Co. Ltd.(a)	14,711,000	4,929,171
Asustek Computer Inc.	5,075,968	46,708,247
AU Optronics Corp.(c)	62,045,000	26,374,400
Catcher Technology Co. Ltd.	4,707,210	50,691,099
Cathay Financial Holding Co. Ltd.	58,691,644	101,165,500
Chailease Holding Co. Ltd.	7,984,932	23,160,935
Chang Hwa Commercial Bank Ltd.	37,863,940	20,513,737
Cheng Shin Rubber Industry Co. Ltd.(c)	13,830,128	23,700,359
Chicony Electronics Co. Ltd.	3,885,267	10,310,971
China Airlines Ltd.(a)	18,885,347	7,272,313
China Development Financial Holding Corp.	98,727,848	30,940,914
China Life Insurance Co. Ltd./Taiwan	23,776,285	22,393,814
China Steel Corp.(c)	90,309,313	73,767,359
Chunghwa Telecom Co. Ltd.	27,095,410	93,497,864
Compal Electronics Inc.	30,540,908	21,128,354
CTBC Financial Holding Co. Ltd.	127,702,772	85,152,212
Delta Electronics Inc.(c)	13,937,000	63,426,035
E.Sun Financial Holding Co. Ltd.	65,896,712	40,754,284
Eclat Textile Co. Ltd.(c)	1,277,427	11,435,259
Eva Airways Corp.	15,190,364	7,647,346
Evergreen Marine Corp. Taiwan Ltd.(a)	14,006,012	7,868,284
Far Eastern New Century Corp.	23,067,038	19,649,357
Far EasTone Telecommunications Co. Ltd.	11,542,000	27,513,936
Feng TAY Enterprise Co. Ltd.(c)	2,386,529	9,985,643
First Financial Holding Co. Ltd.	70,242,639	45,081,376
Formosa Chemicals & Fibre Corp.	21,301,090	64,626,232
Formosa Petrochemical Corp.	9,481,000	33,506,235

Security	Shares	Value
Taiwan (continued)
Formosa Plastics Corp.	29,754,280	$89,875,901
Formosa Taffeta Co. Ltd.	5,552,000	5,562,366
Foxconn Technology Co. Ltd.	6,665,637	18,534,178
Fubon Financial Holding Co. Ltd.	47,852,969	78,255,255
General Interface Solution Holding Ltd.(c)	1,225,000	9,659,015
Giant Manufacturing Co. Ltd.(c)	2,120,203	10,603,136
Globalwafers Co. Ltd.	1,586,000	21,335,967
Highwealth Construction Corp.(c)	5,925,170	7,882,052
Hiwin Technologies Corp.	1,525,971	16,814,477
Hon Hai Precision Industry Co. Ltd.	112,252,592	374,250,157
Hotai Motor Co. Ltd.(c)	1,899,000	21,969,494
HTC Corp.(a)(c)	4,647,708	10,443,939
Hua Nan Financial Holdings Co. Ltd.	56,107,305	30,771,660
Innolux Corp.(c)	64,251,002	28,061,883
Inventec Corp.	17,949,281	13,464,654
Largan Precision Co. Ltd.	724,000	124,070,147
Lite-On Technology Corp.	15,157,246	18,621,875
Macronix International(a)	5,858,000	9,257,491
MediaTek Inc.	10,825,338	117,658,871
Mega Financial Holding Co. Ltd.	79,171,162	62,425,751
Micro-Star International Co. Ltd.(c)	4,876,000	11,916,077
Nan Ya Plastics Corp.	34,461,160	86,859,495
Nanya Technology Corp.(c)	4,968,000	12,886,257
Nien Made Enterprise Co. Ltd.(c)	1,040,000	9,535,240
Novatek Microelectronics Corp.	4,175,000	15,937,771
Pegatron Corp.(c)	13,988,414	31,853,327
Phison Electronics Corp.(c)	1,058,535	10,728,634
Pou Chen Corp.	15,939,220	19,130,890
Powertech Technology Inc.	5,037,300	15,282,867
President Chain Store Corp.	4,141,000	39,209,309
Quanta Computer Inc.(c)	19,390,000	39,757,451
Realtek Semiconductor Corp.	3,260,637	12,121,125
Ruentex Development Co. Ltd.(a)(c)	7,088,430	7,373,442
Ruentex Industries Ltd.(c)	4,041,598	6,717,132
Shin Kong Financial Holding Co. Ltd.(c)	59,950,865	20,487,310
Siliconware Precision Industries Co. Ltd.	14,964,509	24,945,837
SinoPac Financial Holdings Co. Ltd.	76,872,006	23,911,976
Standard Foods Corp.(c)	3,723,615	9,323,314
Synnex Technology International Corp.	10,174,834	13,772,697
TaiMed Biologics Inc.(a)(c)	1,225,000	7,494,416
Taishin Financial Holding Co. Ltd.(c)	67,178,006	30,236,150
Taiwan Business Bank	30,260,632	8,343,516
Taiwan Cement Corp.	24,169,296	27,034,736
Taiwan Cooperative Financial Holding Co. Ltd.	58,144,605	31,695,149
Taiwan High Speed Rail Corp.	11,513,000	9,212,242
Taiwan Mobile Co. Ltd.	11,640,600	41,720,494
Taiwan Semiconductor Manufacturing Co. Ltd.	177,356,000	1,336,349,136
Teco Electric and Machinery Co. Ltd.	13,788,000	13,514,943
Uni-President Enterprises Corp.	34,818,839	73,946,791
United Microelectronics Corp.(c)	86,460,000	44,103,421
Vanguard International Semiconductor Corp.(c)	6,530,000	15,544,509
Win Semiconductors Corp.	2,374,000	25,327,732
Winbond Electronics Corp.	20,395,000	19,447,123
Wistron Corp.(c)	18,892,156	14,549,870
WPG Holdings Ltd.	11,113,532	15,080,374
Yageo Corp.	1,416,000	15,862,372
Yuanta Financial Holding Co. Ltd.	72,493,635	33,595,437
Zhen Ding Technology Holding Ltd.(c)	3,125,075	7,637,127

		4,347,478,868

77

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand — 2.2%
Advanced Info Service PCL, NVDR	7,507,200	$40,110,423
Airports of Thailand PCL, NVDR	31,254,700	59,571,497
Bangkok Bank PCL, Foreign	1,827,500	12,030,389
Bangkok Dusit Medical Services PCL, NVDR	27,932,200	18,216,652
Bangkok Expressway & Metro PCL, NVDR	53,217,400	12,954,021
Banpu PCL, NVDR	14,394,500	7,536,618
Berli Jucker PCL, NVDR	8,558,700	15,199,161
BTS Group Holdings PCL, NVDR	40,411,400	10,208,024
Bumrungrad Hospital PCL, NVDR	2,614,500	15,970,384
Central Pattana PCL, NVDR	9,929,000	24,472,887
Charoen Pokphand Foods PCL, NVDR	21,507,200	15,541,026
CP ALL PCL, NVDR	36,019,100	80,508,092
Delta Electronics Thailand PCL, NVDR	3,630,100	9,364,235
Electricity Generating PCL, NVDR(c)	879,200	5,787,753
Energy Absolute PCL, NVDR(c)	7,932,900	11,051,652
Glow Energy PCL, NVDR	3,905,600	10,433,668
Home Product Center PCL, NVDR	28,912,414	11,154,207
Indorama Ventures PCL, NVDR	10,619,980	15,933,222
IRPC PCL, NVDR	74,290,400	14,102,893
Kasikornbank PCL, Foreign	8,578,400	61,461,898
Kasikornbank PCL, NVDR	4,423,800	30,747,171
KCE Electronics PCL, NVDR	1,962,300	4,956,820
Krung Thai Bank PCL, NVDR	25,667,600	15,167,933
Minor International PCL, NVDR(c)	15,735,120	20,957,677
PTT Exploration & Production PCL, NVDR	9,952,939	27,807,890
PTT Global Chemical PCL, NVDR	15,751,530	38,341,906
PTT PCL, NVDR	7,681,100	96,895,689
Robinson PCL, NVDR	3,607,200	8,173,080
Siam Cement PCL (The), Foreign	2,272,100	33,114,501
Siam Cement PCL (The), NVDR	721,600	10,516,889
Siam Commercial Bank PCL (The), NVDR	12,892,800	60,200,612
Thai Oil PCL, NVDR	7,167,000	20,408,175
Thai Union Group PCL, NVDR	13,794,600	7,771,606
TMB Bank PCL, NVDR	96,842,100	8,302,446
True Corp. PCL, NVDR(a)	71,829,701	12,536,108

		847,507,205
Turkey — 1.0%
Akbank Turk AS	15,823,893	36,419,605
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,490,273	8,912,527
Arcelik AS	1,692,548	8,583,960
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	1,454,694	12,401,610
BIM Birlesik Magazalar AS	1,544,364	28,605,557
Coca-Cola Icecek AS	538,753	4,830,233
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	13,232,687	8,333,844
Enka Insaat ve Sanayi AS	1	1
Eregli Demir ve Celik Fabrikalari TAS	10,172,357	22,422,650
Ford Otomotiv Sanayi AS	516,643	7,281,319
Haci Omer Sabanci Holding AS	6,668,491	17,362,439
KOC Holding AS	5,456,665	23,036,163
Petkim Petrokimya Holding AS	4,971,549	8,298,537
TAV Havalimanlari Holding AS	1,183,364	5,913,715
Tofas Turk Otomobil Fabrikasi AS	917,710	7,330,309
Tupras Turkiye Petrol Rafinerileri AS	907,059	28,144,942
Turk Hava Yollari AO(a)	3,966,323	12,449,180
Turk Telekomunikasyon AS(a)	3,400,023	4,952,863
Turkcell Iletisim Hizmetleri AS	7,464,021	29,064,594
Turkiye Garanti Bankasi AS	16,635,941	40,929,172
Turkiye Halk Bankasi AS	4,424,839	10,059,413
Turkiye Is Bankasi, Class C	11,393,975	17,997,933
Turkiye Sise ve Cam Fabrikalari AS	5,808,267	6,230,498

Security	Shares	Value
Turkey (continued)
Turkiye Vakiflar Bankasi TAO, Class D	5,365,316	$7,953,093
Ulker Biskuvi Sanayi AS	1,109,068	5,161,955
Yapi ve Kredi Bankasi AS(a)(c)	6,257,397	6,648,199

		369,324,311
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	15,104,715	28,992,170
Aldar Properties PJSC	23,616,637	14,145,549
DAMAC Properties Dubai Co. PJSC	11,700,834	10,990,438
DP World Ltd.	1,233,956	29,676,642
Dubai Investments PJSC	5,514,438	3,693,307
Dubai Islamic Bank PJSC	9,517,188	15,624,460
DXB Entertainments PJSC(a)	22,747,550	4,087,499
Emaar Malls PJSC	14,421,470	8,441,644
Emaar Properties PJSC	25,801,146	53,035,299
Emirates Telecommunications Group Co. PJSC	12,793,598	57,123,607
First Abu Dhabi Bank PJSC	10,481,866	28,822,991

		254,633,606

Total Common Stocks — 96.3% (Cost: $29,151,385,973)		36,442,547,738

Preferred Stocks

Brazil — 2.4%
Banco Bradesco SA, Preference Shares	21,989,033	219,654,865
Braskem SA, Class A, Preference Shares	1,249,000	17,348,815
Centrais Eletricas Brasileiras SA, Class B, Preference Shares	1,753,137	11,456,939
Cia. Brasileira de Distribuicao, Preference Shares	1,137,086	24,352,461
Cia. Energetica de Minas Gerais, Preference Shares	5,340,102	10,783,134
Cia. Paranaense de Energia, Class B, Preference Shares	2	14
Gerdau SA, Preference Shares	7,153,776	24,250,830
Itau Unibanco Holding SA, Preference Shares	23,248,963	293,555,057
Itausa-Investimentos Itau SA, Preference Shares	28,502,985	90,518,888
Lojas Americanas SA, Preference Shares	5,219,524	23,682,283
Petroleo Brasileiro SA, Preference Shares	28,157,627	132,496,345
Telefonica Brasil SA, Preference Shares	3,199,767	46,481,547

		894,581,178
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,900,999	8,307,718
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	702,029	37,927,536

		46,235,254
Colombia — 0.1%
Bancolombia SA, Preference Shares	3,345,970	32,508,384
Grupo Aval Acciones y Valores SA, Preference Shares	23,652,029	9,719,096
Grupo de Inversiones Suramericana SA, Preference Shares	650,035	8,179,914

		50,407,394
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares	50,804,100	24,691,591
Transneft PJSC, Preference Shares	3,851	11,734,874

		36,426,465
South Korea — 0.9%
Amorepacific Corp., Preference Shares	65,323	10,024,297

78

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Hyundai Motor Co., Preference Shares	172,476	$15,452,708
Hyundai Motor Co., Series 2, Preference Shares	275,631	27,480,784
LG Chem Ltd., Preference Shares	55,391	12,699,338
LG Household & Health Care Ltd., Preference Shares	14,963	9,652,218
Samsung Electronics Co. Ltd., Preference Shares	126,150	242,968,436

		318,277,781

Total Preferred Stocks — 3.6% (Cost: $977,043,002)		1,345,928,072

Rights

China — 0.0%
China Power International Development Ltd. (Expires 12/08/17)(a)(c)	8,036,666	226,379

Total Rights — 0.0% (Cost: $0)		226,379

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(f)(g)(h)	1,548,263,397	1,548,573,049

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(f)(g)	19,538,192	$19,538,192

		1,568,111,241

Total Short-Term Investments — 4.1% (Cost: $1,567,855,722)		1,568,111,241

Total Investments in Securities — 104.0% (Cost: $31,696,284,697)		39,356,813,430
Other Assets, Less Liabilities — (4.0)%		(1,531,624,976)

Net Assets — 100.0%		$37,825,188,454

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,193,968,858	(645,705,461)	1,548,263,397	$1,548,573,049	$—	(a)	$(60,933)	$(133,010)
BlackRock Cash Funds: Treasury, SL Agency Shares	94,337,685	(74,799,493)	19,538,192	19,538,192	113,028		—	—

				$1,568,111,241	$113,028		$(60,933)	$(133,010)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	523	12/15/17	$29,288	$820,675

79

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,243,820,133	$198,727,562	$43	$36,442,547,738
Preferred Stocks	1,345,928,072	—	—	1,345,928,072
Rights	226,379	—	—	226,379
Money Market Funds	1,568,111,241	—	—	1,568,111,241

	$39,158,085,825	$198,727,562	$43	$39,356,813,430

Derivative financial instruments(a)
Assets
Futures Contracts	$820,675	$—	$—	$820,675

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

80

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 6.3%
Ambev SA	13,000	$81,775
Atacadao Distribuicao Comercio e Industria Ltda(a)	598	2,779
B3 SA — Brasil Bolsa Balcao	6,200	44,084
Banco Bradesco SA	2,200	20,449
Banco do Brasil SA	2,600	23,809
Banco Santander Brasil SA, Units	1,200	10,610
BB Seguridade Participacoes SA	2,200	18,093
BR Malls Participacoes SA	3,000	11,097
BRF SA(a)	1,400	16,482
CCR SA	4,000	19,373
Centrais Eletricas Brasileiras SA(a)	1,000	5,730
Cia. de Saneamento Basico do Estado de Sao Paulo	800	8,004
Cia. Energetica de Minas Gerais(a)	508	1,021
Cia. Siderurgica Nacional SA(a)	1,800	4,053
Cielo SA	3,799	26,617
Cosan SA Industria e Comercio	600	6,577
CPFL Energia SA	1,000	6,422
Embraer SA	2,000	9,576
Engie Brasil Energia SA	600	6,504
Equatorial Energia SA	600	11,739
Fibria Celulose SA	800	11,056
Hypermarcas SA	1,000	10,051
JBS SA	2,600	6,292
Klabin SA, Units	1,800	9,830
Kroton Educacional SA	3,400	18,849
Localiza Rent A Car SA	1,800	11,031
Lojas Renner SA	2,400	24,914
Multiplan Empreendimentos Imobiliarios SA	400	8,510
Petroleo Brasileiro SA(a)	8,200	40,015
Qualicorp SA	600	5,630
Raia Drogasil SA	600	16,154
Rumo SA(a)	3,000	11,950
Suzano Papel e Celulose SA	1,600	8,572
TIM Participacoes SA	2,600	9,387
Ultrapar Participacoes SA	1,000	21,478
Vale SA	8,871	95,373
WEG SA	1,800	12,600

		656,486
Chile — 1.4%
Banco de Chile	36,924	5,111
Banco de Credito e Inversiones	101	6,044
Banco Santander Chile	119,992	8,207
Cencosud SA	3,790	9,281
Cia. Cervecerias Unidas SA	388	4,913
Colbun SA	44,700	9,087
Empresas CMPC SA	2,794	7,923
Empresas COPEC SA	1,478	19,821
Enel Americas SA	108,040	20,860
Enel Chile SA	57,028	6,118
Enel Generacion Chile SA	8,716	7,109
Itau CorpBanca	948,293	7,509
LATAM Airlines Group SA	1,112	13,955
SACI Falabella	2,030	16,994

		142,932
Colombia — 0.5%
Bancolombia SA	980	9,456
Cementos Argos SA	1,302	4,592
Ecopetrol SA	16,956	9,873

Security	Shares	Value
Colombia (continued)
Grupo Argos SA/Colombia	1,030	$7,019
Grupo de Inversiones Suramericana SA	988	12,821
Interconexion Electrica SA ESP	1,354	6,217

		49,978
Czech Republic — 0.3%
CEZ AS	690	15,813
Komercni Banka AS	260	10,917

		26,730
Egypt — 0.1%
Commercial International Bank Egypt SAE	3,660	15,594

Greece — 0.4%
Alpha Bank AE(a)	5,076	9,865
Hellenic Telecommunications Organization SA	1,012	12,248
JUMBO SA	496	7,511
OPAP SA	896	10,950

		40,574
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	1,104	12,828
OTP Bank PLC	680	26,048
Richter Gedeon Nyrt	416	10,773

		49,649
Indonesia — 3.0%
Adaro Energy Tbk PT	54,200	6,812
Astra International Tbk PT	63,600	37,499
Bank Central Asia Tbk PT	31,200	46,941
Bank Mandiri Persero Tbk PT	59,200	32,388
Bank Negara Indonesia Persero Tbk PT	24,200	14,492
Bank Rakyat Indonesia Persero Tbk PT	166,400	39,490
Charoen Pokphand Indonesia Tbk PT	26,000	5,613
Gudang Garam Tbk PT	1,600	9,052
Hanjaya Mandala Sampoerna Tbk PT	32,600	9,882
Indocement Tunggal Prakarsa Tbk PT	5,800	7,901
Indofood Sukses Makmur Tbk PT	16,000	8,665
Kalbe Farma Tbk PT	67,400	7,973
Matahari Department Store Tbk PT	9,000	7,053
Semen Indonesia Persero Tbk PT	11,400	7,922
Telekomunikasi Indonesia Persero Tbk PT	141,400	43,384
Unilever Indonesia Tbk PT	5,000	18,224
United Tractors Tbk PT	5,000	12,383

		315,674
Malaysia — 3.2%
AMMB Holdings Bhd	7,600	7,712
Axiata Group Bhd	8,600	11,209
CIMB Group Holdings Bhd	13,600	20,120
DiGi.Com Bhd	10,200	11,573
Gamuda Bhd	7,600	9,088
Genting Bhd	6,800	14,633
Genting Malaysia Bhd	10,000	12,447
Hong Leong Bank Bhd	2,000	7,404
IHH Healthcare Bhd	6,000	8,275
IJM Corp. Bhd	8,000	6,045
IOI Corp. Bhd	8,200	8,943
IOI Properties Group Bhd	14,600	6,748
Kuala Lumpur Kepong Bhd	2,200	13,116
Malayan Banking Bhd	12,400	28,047
Malaysia Airports Holdings Bhd	4,800	9,683
Maxis Bhd	6,800	9,860
MISC Bhd	6,800	11,723

81

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Petronas Chemicals Group Bhd	6,800	$12,305
Petronas Gas Bhd	2,800	10,873
PPB Group Bhd	2,600	10,592
Public Bank Bhd	8,400	40,875
Sapura Energy Bhd	19,200	5,869
Sime Darby Bhd	5,000	2,873
Sime Darby Plantation Bhd	5,000	6,125
Sime Darby Property Bhd	5,000	1,467
Tenaga Nasional Bhd	10,800	40,828
YTL Corp. Bhd	27,540	7,879

		336,312
Mexico — 4.4%
Alfa SAB de CV	9,800	10,940
America Movil SAB de CV, Series L	98,400	84,565
Arca Continental SAB de CV	1,200	8,230
Cemex SAB de CV, CPO(a)	40,400	30,963
Coca-Cola Femsa SAB de CV, Series L	1,400	9,629
Fibra Uno Administracion SA de CV	7,600	11,895
Fomento Economico Mexicano SAB de CV	5,600	50,642
Gruma SAB de CV, Series B	730	9,065
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,200	11,963
Grupo Aeroportuario del Sureste SAB de CV, Series B	770	13,816
Grupo Bimbo SAB de CV, Series A	6,000	14,012
Grupo Financiero Banorte SAB de CV, Series O	7,000	41,121
Grupo Financiero Inbursa SAB de CV, Series O	7,000	12,385
Grupo Financiero Santander Mexico SAB de CV, Series B	4,200	6,824
Grupo Mexico SAB de CV, Series B	11,200	35,112
Grupo Televisa SAB	7,600	28,585
Industrias Penoles SAB de CV	400	8,405
Infraestructura Energetica Nova SAB de CV	1,000	5,473
Kimberly-Clark de Mexico SAB de CV, Series A	5,000	8,954
Mexichem SAB de CV	3,600	9,378
Promotora y Operadora de Infraestructura SAB de CV	670	6,749
Wal-Mart de Mexico SAB de CV	15,200	35,880

		454,586
Pakistan — 0.1%
Lucky Cement Ltd.	1,350	6,337

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR	538	7,526
Credicorp Ltd.	190	40,096
Southern Copper Corp.	258	10,849

		58,471
Philippines — 1.5%
Aboitiz Equity Ventures Inc.	7,300	10,167
Ayala Corp.	790	16,033
Ayala Land Inc.	26,000	22,141
BDO Unibank Inc.	7,400	21,496
GT Capital Holdings Inc.	360	8,237
JG Summit Holdings Inc.	9,680	13,251
Jollibee Foods Corp.	1,820	8,821
Metro Pacific Investments Corp.	53,600	7,145
PLDT Inc.	300	8,840
SM Investments Corp.	720	13,896
SM Prime Holdings Inc.	31,000	22,390
Universal Robina Corp.	3,340	8,838

		161,255
Poland — 1.9%
Alior Bank SA(a)	384	7,854

Security	Shares	Value
Poland (continued)
Bank Pekao SA	562	$20,420
Bank Zachodni WBK SA	122	12,813
CCC SA	96	6,536
CD Projekt SA	194	5,590
KGHM Polska Miedz SA	454	13,764
LPP SA	4	9,281
mBank SA(a)	56	7,471
PGE Polska Grupa Energetyczna SA(a)	3,406	11,534
Polski Koncern Naftowy ORLEN SA	932	29,313
Polskie Gornictwo Naftowe i Gazownictwo SA	6,568	11,242
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,014	36,190
Powszechny Zaklad Ubezpieczen SA	1,962	24,750

		196,758
Qatar — 0.6%
Ezdan Holding Group QSC	796	1,707
Industries Qatar QSC	507	12,063
Masraf Al Rayan QSC	1,254	11,414
Ooredoo QPSC	320	6,855
Qatar Insurance Co. SAQ	574	5,709
Qatar Islamic Bank SAQ	247	6,028
Qatar National Bank QPSC	713	22,365

		66,141
Russia — 4.7%
Alrosa PJSC	8,600	11,464
Gazprom PJSC	30,600	69,227
Inter RAO UES PJSC	118,000	7,445
LUKOIL PJSC	1,244	70,118
Magnit PJSC, GDR(b)	1,006	26,578
MMC Norilsk Nickel PJSC	176	29,756
Mobile TeleSystems PJSC, ADR	1,392	14,435
Moscow Exchange MICEX-RTS PJSC	5,600	11,912
Novatek PJSC, GDR(b)	254	28,778
Novolipetsk Steel PJSC	4,620	10,460
Polyus PJSC	62	5,214
Rosneft Oil Co. PJSC, GDR(b)	3,286	16,210
RusHydro PJSC	498,000	6,940
Sberbank of Russia PJSC, ADR	7,034	114,724
Severstal PJSC	475	7,514
Surgutneftegas OJSC	20,000	9,416
Tatneft PJSC, Class S	4,580	35,808
VTB Bank PJSC, GDR(b)	7,912	14,162

		490,161
South Africa — 9.7%
AngloGold Ashanti Ltd.	1,262	13,210
Aspen Pharmacare Holdings Ltd.	1,204	26,962
Barclays Africa Group Ltd.	1,816	21,003
Bid Corp. Ltd.	1,052	22,750
Bidvest Group Ltd. (The)	852	11,951
Brait SE(a)	1,370	4,639
Capitec Bank Holdings Ltd.	116	8,374
Discovery Ltd.	1,012	12,218
Exxaro Resources Ltd.	638	6,895
FirstRand Ltd.	8,600	35,522
Fortress REIT Ltd., Class B	3,046	9,411
Foschini Group Ltd. (The)	688	7,968
Gold Fields Ltd.	2,526	10,774
Growthpoint Properties Ltd.	6,664	12,212
Hyprop Investments Ltd.	880	6,918
Impala Platinum Holdings Ltd.(a)	1,006	2,876

82

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Imperial Holdings Ltd.	504	$8,397
Investec Ltd.	800	5,573
Life Healthcare Group Holdings Ltd.	4,634	8,869
Mondi Ltd.	360	8,578
Mr. Price Group Ltd.	766	11,679
MTN Group Ltd.	5,190	49,178
Naspers Ltd., Class N	1,260	340,591
Nedbank Group Ltd.	510	8,647
NEPI Rockcastle PLC	1,064	16,640
Netcare Ltd.	4,040	6,663
Pick n Pay Stores Ltd.	510	2,379
PSG Group Ltd.	276	5,865
Rand Merchant Investment Holdings Ltd.	2,062	6,412
Redefine Properties Ltd.	14,472	10,735
Remgro Ltd.	1,364	21,396
Resilient REIT Ltd.	844	9,052
RMB Holdings Ltd.	1,608	7,888
Sanlam Ltd.	4,776	27,397
Sappi Ltd.	1,684	12,009
Sasol Ltd.	1,658	52,259
Shoprite Holdings Ltd.	1,232	20,576
Sibanye Gold Ltd.	5,264	7,242
SPAR Group Ltd. (The)	720	10,017
Standard Bank Group Ltd.	3,878	49,177
Steinhoff International Holdings NV, Class H	9,714	40,059
Tiger Brands Ltd.	526	16,096
Truworths International Ltd.	1,526	8,951
Vodacom Group Ltd.	1,274	13,546
Woolworths Holdings Ltd./South Africa	3,244	13,792

		1,013,346
South Korea — 21.2%
Amorepacific Corp.	98	27,826
AMOREPACIFIC Group	96	13,012
BGF retail Co. Ltd.	86	6,251
BNK Financial Group Inc.	788	6,886
Celltrion Healthcare Co. Ltd.(a)	80	6,410
Celltrion Inc.(a)	226	41,555
CJ CheilJedang Corp.	28	10,317
CJ Corp.	52	9,342
CJ E&M Corp.	54	4,267
Coway Co. Ltd.	160	14,100
Daelim Industrial Co. Ltd.	116	8,815
DB Insurance Co. Ltd.	152	9,568
DGB Financial Group Inc.	506	4,640
E-MART Inc.	66	16,587
GS Holdings Corp.	154	8,646
Hana Financial Group Inc.	912	39,765
Hankook Tire Co. Ltd.	246	12,116
Hanmi Pharm Co. Ltd.(a)	20	10,457
Hanon Systems	638	7,739
Hanssem Co. Ltd.	26	4,384
Hanwha Chemical Corp.	362	9,730
Hanwha Corp.	186	7,093
Hotel Shilla Co. Ltd.	102	7,939
Hyosung Corp.	72	8,932
Hyundai Development Co. Engineering & Construction	160	6,087
Hyundai Engineering & Construction Co. Ltd.	272	8,761
Hyundai Glovis Co. Ltd.	86	11,577
Hyundai Heavy Industries Co. Ltd.(a)	102	13,872
Hyundai Marine & Fire Insurance Co. Ltd.	202	8,056

Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co. Ltd.	198	$49,762
Hyundai Motor Co.	436	65,906
Hyundai Robotics Co. Ltd.(a)	28	10,266
Hyundai Steel Co.	242	13,343
Industrial Bank of Korea	744	10,870
Kakao Corp.	104	13,045
Kangwon Land Inc.	378	12,904
KB Financial Group Inc.	1,040	57,244
KCC Corp.	26	9,210
KEPCO Plant Service & Engineering Co. Ltd.	62	2,148
Kia Motors Corp.	842	26,036
Korea Aerospace Industries Ltd., Class A	264	12,154
Korea Electric Power Corp.	766	26,396
Korea Investment Holdings Co. Ltd.	126	7,896
Korea Zinc Co. Ltd.	26	11,623
KT&G Corp.	340	38,116
LG Chem Ltd.	136	52,176
LG Corp.	306	25,588
LG Display Co. Ltd.	702	19,933
LG Electronics Inc.	300	24,811
LG Household & Health Care Ltd.	30	32,336
LG Innotek Co. Ltd.	58	8,581
Lotte Chemical Corp.	54	17,764
Lotte Corp.	78	4,408
Lotte Shopping Co. Ltd.	41	7,912
Medy-Tox Inc.	18	7,708
Mirae Asset Daewoo Co. Ltd.	1,168	11,001
NAVER Corp.	80	58,810
NCSoft Corp.	52	20,857
Netmarble Games Corp.(a)(c)	38	5,901
NH Investment & Securities Co. Ltd.	514	6,424
OCI Co. Ltd.	46	5,136
POSCO	226	69,570
Samsung Biologics Co. Ltd.(a)(c)	54	16,995
Samsung C&T Corp.	218	26,442
Samsung Electro-Mechanics Co. Ltd.	172	15,805
Samsung Electronics Co. Ltd.	274	639,522
Samsung Fire & Marine Insurance Co. Ltd.	92	21,980
Samsung Heavy Industries Co. Ltd.(a)	936	10,278
Samsung Life Insurance Co. Ltd.	220	25,876
Samsung SDI Co. Ltd.	164	31,949
Samsung SDS Co. Ltd.	106	18,312
Samsung Securities Co. Ltd.	254	8,496
Shinhan Financial Group Co. Ltd.	1,262	56,128
Shinsegae Inc.	20	5,275
SillaJen Inc.(a)	101	10,255
SK Holdings Co. Ltd.	104	27,905
SK Hynix Inc.	1,660	117,150
SK Innovation Co. Ltd.	188	35,674
SK Telecom Co. Ltd.	66	16,011
S-Oil Corp.	134	14,714
Woori Bank	912	13,576
Yuhan Corp.	32	6,469

		2,209,377
Taiwan — 16.4%
Acer Inc.	8,000	5,468
Advanced Semiconductor Engineering Inc.	20,000	25,905
Asia Cement Corp.	8,000	7,428
Asustek Computer Inc.	2,000	18,404
AU Optronics Corp.	26,000	11,052

83

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Catcher Technology Co. Ltd.	2,000	$21,538
Cathay Financial Holding Co. Ltd.	26,000	44,816
Chailease Holding Co. Ltd.	4,000	11,602
Chang Hwa Commercial Bank Ltd.	16,800	9,102
Cheng Shin Rubber Industry Co. Ltd.	6,000	10,282
China Airlines Ltd.(a)	7,000	2,696
China Development Financial Holding Corp.	48,000	15,043
China Life Insurance Co. Ltd./Taiwan	8,720	8,213
China Steel Corp.	40,000	32,673
Chunghwa Telecom Co. Ltd.	10,000	34,507
Compal Electronics Inc.	14,000	9,685
CTBC Financial Holding Co. Ltd.	44,000	29,339
Delta Electronics Inc.	6,000	27,305
E.Sun Financial Holding Co. Ltd.	30,074	18,599
Far Eastern New Century Corp.	12,000	10,222
Far EasTone Telecommunications Co. Ltd.	6,000	14,303
Feng TAY Enterprise Co. Ltd.	2,000	8,368
First Financial Holding Co. Ltd.	26,520	17,020
Formosa Chemicals & Fibre Corp.	8,000	24,271
Formosa Petrochemical Corp.	4,000	14,136
Formosa Plastics Corp.	12,000	36,247
Foxconn Technology Co. Ltd.	4,000	11,122
Fubon Financial Holding Co. Ltd.	18,000	29,436
Globalwafers Co. Ltd.	1,000	13,453
Hon Hai Precision Industry Co. Ltd.	44,000	146,696
Hotai Motor Co. Ltd.	600	6,941
Hua Nan Financial Holdings Co. Ltd.	23,100	12,669
Innolux Corp.	28,000	12,229
Inventec Corp.	10,000	7,501
Largan Precision Co. Ltd.	288	49,354
Lite-On Technology Corp.	8,000	9,829
Macronix International(a)	2,000	3,161
MediaTek Inc.	4,000	43,475
Mega Financial Holding Co. Ltd.	32,000	25,232
Micro-Star International Co. Ltd.	2,000	4,888
Nan Ya Plastics Corp.	14,000	35,287
Nanya Technology Corp.	2,000	5,188
Novatek Microelectronics Corp.	2,000	7,635
Pegatron Corp.	6,000	13,663
Pou Chen Corp.	8,000	9,602
Powertech Technology Inc.	2,000	6,068
President Chain Store Corp.	2,000	18,937
Quanta Computer Inc.	8,000	16,403
Shin Kong Financial Holding Co. Ltd.	20,000	6,835
Siliconware Precision Industries Co. Ltd.	6,000	10,002
SinoPac Financial Holdings Co. Ltd.	43,470	13,522
Taishin Financial Holding Co. Ltd.	35,460	15,960
Taiwan Cement Corp.	10,000	11,186
Taiwan Cooperative Financial Holding Co. Ltd.	24,720	13,475
Taiwan High Speed Rail Corp.	6,000	4,801
Taiwan Mobile Co. Ltd.	6,000	21,504
Taiwan Semiconductor Manufacturing Co. Ltd.	70,000	527,439
Teco Electric and Machinery Co. Ltd.	10,000	9,802
Uni-President Enterprises Corp.	14,000	29,733
United Microelectronics Corp.	36,000	18,364
Vanguard International Semiconductor Corp.	2,000	4,761
Win Semiconductors Corp.	1,000	10,669
Winbond Electronics Corp.	7,000	6,675
Wistron Corp.	10,296	7,929
WPG Holdings Ltd.	8,000	10,855

Security	Shares	Value
Taiwan (continued)
Yageo Corp.	1,000	$11,202
Yuanta Financial Holding Co. Ltd.	32,000	14,830

		1,706,537
Thailand — 3.2%
Advanced Info Service PCL, NVDR	3,600	19,235
Airports of Thailand PCL, NVDR	14,200	27,065
Bangkok Dusit Medical Services PCL, NVDR	11,600	7,565
Banpu PCL, NVDR	11,000	5,759
Berli Jucker PCL, NVDR	6,000	10,655
Bumrungrad Hospital PCL, NVDR	1,400	8,552
Central Pattana PCL, NVDR	4,800	11,831
Charoen Pokphand Foods PCL, NVDR	11,800	8,527
CP ALL PCL, NVDR	14,400	32,186
Energy Absolute PCL, NVDR	5,200	7,244
Indorama Ventures PCL, NVDR	5,600	8,402
Kasikornbank PCL, Foreign	3,600	25,793
Kasikornbank PCL, NVDR	2,400	16,681
Krung Thai Bank PCL, NVDR	12,200	7,210
Minor International PCL, NVDR	5,200	6,926
PTT Exploration & Production PCL, NVDR	5,400	15,087
PTT Global Chemical PCL, NVDR	7,400	18,013
PTT PCL, NVDR	3,000	37,845
Siam Cement PCL (The), Foreign	1,000	14,574
Siam Commercial Bank PCL (The), NVDR	5,400	25,214
Thai Oil PCL, NVDR	3,400	9,682
True Corp. PCL, NVDR(a)	35,600	6,213

		330,259
Turkey — 1.4%
Akbank Turk AS	7,804	17,961
Arcelik AS	1,020	5,173
BIM Birlesik Magazalar AS	714	13,225
Eregli Demir ve Celik Fabrikalari TAS	4,802	10,585
Haci Omer Sabanci Holding AS	3,188	8,301
KOC Holding AS	2,438	10,292
Petkim Petrokimya Holding AS	3,454	5,765
Tupras Turkiye Petrol Rafinerileri AS	408	12,660
Turk Hava Yollari AO(a)	2,748	8,625
Turkcell Iletisim Hizmetleri AS	3,628	14,127
Turkiye Garanti Bankasi AS	7,000	17,222
Turkiye Halk Bankasi AS	2,200	5,002
Turkiye Is Bankasi, Class C	5,900	9,320
Turkiye Vakiflar Bankasi TAO, Class D	3,800	5,633

		143,891
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	6,136	11,778
Aldar Properties PJSC	12,000	7,188
DAMAC Properties Dubai Co. PJSC	5,400	5,072
DP World Ltd.	500	12,025
Dubai Islamic Bank PJSC	3,200	5,253
Emaar Properties PJSC	10,876	22,356
Emirates Telecommunications Group Co. PJSC	5,602	25,013
First Abu Dhabi Bank PJSC	4,000	10,999

		99,684

Total Common Stocks — 82.4% (Cost: $8,317,698)		8,570,732

84

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

India — 12.3%
iShares MSCI India ETF(d)	36,822	$1,280,669

Total Investment Companies — 12.3% (Cost: $1,238,820)		1,280,669

Preferred Stocks

Brazil — 3.4%
Banco Bradesco SA, Preference Shares	8,800	87,906
Braskem SA, Class A, Preference Shares	400	5,556
Cia. Brasileira de Distribuicao, Preference Shares	600	12,850
Cia. Energetica de Minas Gerais, Preference Shares	3,200	6,462
Gerdau SA, Preference Shares	3,000	10,170
Itau Unibanco Holding SA, Preference Shares	9,201	116,177
Itausa-Investimentos Itau SA, Preference Shares	11,800	37,474
Lojas Americanas SA, Preference Shares	2,400	10,889
Petroleo Brasileiro SA, Preference Shares	10,800	50,820
Telefonica Brasil SA, Preference Shares	1,400	20,337

		358,641
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	1,936	8,461
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	280	15,127

		23,588
Colombia — 0.1%
Bancolombia SA, Preference Shares	922	8,958

Russia — 0.1%
Surgutneftegas OJSC, Preference Shares	20,000	9,720

Security	Shares	Value
South Korea — 1.1%
Hyundai Motor Co., Preference Shares	56	$5,017
Hyundai Motor Co., Series 2, Preference Shares	86	8,574
Samsung Electronics Co. Ltd., Preference Shares	50	96,302

		109,893

Total Preferred Stocks — 4.9% (Cost: $480,348)		510,800

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	9,347	9,347

Total Short-Term Investments — 0.1% (Cost: $9,347)		9,347

Total Investments in Securities — 99.7% (Cost: $10,046,213)		10,371,548
Other Assets, Less Liabilities — 0.3%		35,447

Net Assets — 100.0%		$10,406,995

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/18/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares MSCI India ETF	36,404	418	—		36,822	$1,280,669	$—	$—	$24,375
iShares MSCI Qatar ETF	5,430	—	(5,430)		—	—	—	(19,411)	5,702
BlackRock Cash Funds: Treasury, SL Agency Shares	15,969	—	(6,622	)(a)	9,347	9,347	21	—	—

						$1,290,016	$21	$(19,411)	$30,077

(a)	Net of purchases and sales.

85

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets ex China ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,498,340	$72,392	$—	$8,570,732
Investment Companies	1,280,669	—	—	1,280,669
Preferred Stocks	510,800	—	—	510,800
Money Market Funds	9,347	—	—	9,347

	$10,299,156	$72,392	$—	$10,371,548

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

86

Consolidated Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Brazil — 4.0%
AES Tiete Energia SA	50,500	$202,402
Aliansce Shopping Centers SA(a)	41,600	216,877
Alupar Investimento SA	60,108	318,516
Arezzo Industria e Comercio SA	19,600	277,104
B2W Cia. Digital(a)	69,523	365,642
BR Properties SA	34,141	114,900
Cia. de Saneamento de Minas Gerais-Copasa MG	24,100	301,573
Cia. Hering	55,200	428,799
Cosan Logistica SA(a)	49,522	136,665
CVC Brasil Operadora e Agencia de Viagens SA	37,000	509,068
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,600	333,893
Duratex SA	93,300	252,054
EcoRodovias Infraestrutura e Logistica SA	86,200	317,267
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	36,400	178,186
Estacio Participacoes SA	94,900	889,914
Even Construtora e Incorporadora SA(a)	84,900	128,837
Ez Tec Empreendimentos e Participacoes SA	25,344	168,650
Fleury SA	60,800	487,925
GAEC Educacao SA	15,200	119,982
Guararapes Confeccoes SA	2,200	98,446
Iguatemi Empresa de Shopping Centers SA	28,300	332,223
Instituto Hermes Pardini SA	10,001	94,977
Iochpe Maxion SA	36,905	240,275
Light SA(a)	31,300	154,178
Linx SA	55,400	352,553
Magazine Luiza SA	26,600	462,418
Magnesita Refratarios SA	11,400	179,135
Mahle-Metal Leve SA	17,700	122,386
Marfrig Global Foods SA(a)	87,700	183,798
Minerva SA	46,200	153,364
MRV Engenharia e Participacoes SA	104,200	425,599
Multiplus SA	19,100	203,710
Prumo Logistica SA(a)	25,900	87,165
Santos Brasil Participacoes SA(a)	144,100	147,693
Sao Martinho SA	67,800	354,713
Ser Educacional SA(b)	14,535	131,142
SLC Agricola SA	28,600	194,779
Smiles Fidelidade SA	22,300	511,703
TOTVS SA	39,000	361,184
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,440	151,771
Via Varejo SA(a)	47,100	314,865
Wiz Solucoes e Corretagem de Seguros SA	21,400	73,003

		11,079,334
Chile — 1.1%
Besalco SA	128,799	108,039
CAP SA	26,939	251,477
Cia. Sud Americana de Vapores SA(a)	5,290,792	232,794
Engie Energia Chile SA	165,042	304,971
Forus SA	30,420	105,157
Inversiones Aguas Metropolitanas SA	153,982	242,385
Inversiones La Construccion SA	13,184	200,710
Parque Arauco SA	223,523	588,787
Ripley Corp. SA	286,459	255,842
Salfacorp SA	193,813	262,283
Sociedad de Inversiones Oro Blanco SA	9,728,995	83,227
SONDA SA	149,718	257,077

Security	Shares	Value
Chile (continued)
Vina Concha y Toro SA	148,324	$258,416

		3,151,165
China — 19.7%
21Vianet Group Inc., ADR(a)(c)	26,872	191,866
361 Degrees International Ltd.	310,000	108,755
500.com Ltd., ADR(a)(c)	9,381	95,780
51job Inc., ADR(a)(c)	8,787	505,252
AGTech Holdings Ltd.(a)(c)	948,000	166,290
Ajisen China Holdings Ltd.	417,000	197,549
Anhui Expressway Co. Ltd., Class H	152,000	124,360
Anhui Gujing Distillery Co. Ltd., Class B	10,500	56,465
Anton Oilfield Services Group/Hong Kong(a)(c)	1,090,000	113,044
Anxin-China Holdings Ltd.(a)(d)	1,084,000	23,595
APT Satellite Holdings Ltd.	226,000	101,857
Asia Cement China Holdings Corp.	398,500	140,824
AVIC International Holding HK Ltd.(a)(c)	2,976,000	177,184
AVIC International Holdings Ltd., Class H	68,000	88,807
Baozun Inc., ADR(a)(c)	9,183	260,338
Beijing Beida Jade Bird Universal Sci-Tech Co. Ltd., Class H(a)	323,000	73,614
Beijing Capital Land Ltd., Class H	442,000	220,711
Beijing Enterprises Medical & Health Group Ltd.(a)	2,208,000	107,429
Beijing Gas Blue Sky Holdings Ltd.(a)	2,016,000	131,643
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	144,000	201,705
Best Pacific International Holdings Ltd.(c)	146,000	92,346
Bitauto Holdings Ltd., ADR(a)(c)	7,351	217,810
Boshiwa International Holding Ltd.(a)(c)(d)	32,000	287
Bosideng International Holdings Ltd.	1,464,000	127,464
Boyaa Interactive International Ltd.(a)(c)	210,000	83,890
C C Land Holdings Ltd.(a)	937,000	197,953
C.banner International Holdings Ltd.(a)	498,000	164,508
Canvest Environment Protection Group Co. Ltd.	196,000	114,937
Capital Environment Holdings Ltd.(a)	3,728,000	147,971
Carnival Group International Holdings Ltd.(a)(c)	3,117,500	153,676
CGN Meiya Power Holdings Co. Ltd.(a)(b)	854,000	123,559
Changyou.com Ltd., ADR(a)	5,835	212,861
Chaowei Power Holdings Ltd.(c)	310,000	150,431
Cheetah Mobile Inc., ADR(a)(c)	12,453	158,527
Chiho Environmental Group Ltd.(a)(c)	182,000	91,347
China Aerospace International Holdings Ltd.	1,572,000	187,186
China Agri-Industries Holdings Ltd.	793,000	328,970
China Aircraft Leasing Group Holdings Ltd.	123,000	128,509
China All Access Holdings Ltd.	578,000	167,993
China Animal Healthcare Ltd.(a)(c)(d)	126,000	4,033
China Animation Characters Co. Ltd.(c)	318,000	127,034
China Aoyuan Property Group Ltd.	292,000	160,016
China Beidahuang Industry Group Holdings Ltd.(a)	2,260,000	108,512
China BlueChemical Ltd., Class H	646,000	179,486
China Chengtong Development Group Ltd.(a)(c)	1,722,000	103,626
China Datang Corp. Renewable Power Co. Ltd., Class H	1,257,000	148,068
China Dongxiang Group Co. Ltd.	1,395,000	250,058
China Electronics Huada Technology Co. Ltd.(c)	560,000	101,099
China Electronics Optics Valley Union Holding Co Ltd.(c)	1,320,000	126,757
China Everbright Greentech Ltd.(a)(b)	135,000	115,292
China Fangda Group Co. Ltd., Class B	386,300	237,413
China First Capital Group Ltd.(a)	1,040,000	478,042
China Foods Ltd.(c)	404,000	199,667
China Goldjoy Group Ltd.	3,212,000	254,979
China Greenland Broad Greenstate Group Co Ltd.(c)	420,000	71,522
China Harmony New Energy Auto Holding Ltd.(a)(c)	283,500	172,782

87

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
China High Speed Transmission Equipment Group Co. Ltd.(c)	118,000	$142,624
China Huiyuan Juice Group Ltd.(a)	289,500	87,478
China Innovationpay Group Ltd.(a)(c)	2,328,000	125,190
China Internet Nationwide Financial Services Inc.	1,531	89,012
China Investment Fund International Holdings Co. Ltd.	288,000	322,655
China Lesso Group Holdings Ltd.	415,000	265,147
China Lilang Ltd.	221,000	180,814
China Logistics Property Holdings Co. Ltd.(a)(c)	513,000	165,522
China Lumena New Materials Corp.(a)(c)(d)	210,000	—
China Maple Leaf Educational Systems Ltd.	228,000	242,299
China Merchants Land Ltd.(c)	682,000	123,997
China Metal Recycling Holdings Ltd.(a)(d)	12,000	—
China Metal Resources Utilization Ltd.(a)(b)(c)	408,000	164,032
China Minsheng Financial Holding Corp. Ltd.(a)	3,670,000	173,862
China Modern Dairy Holdings Ltd.(a)	542,000	108,258
China National Materials Co. Ltd., Class H	398,000	304,735
China NT Pharma Group Co.Ltd.	609,500	154,517
China Ocean Industry Group Ltd.(a)	230,000	1,679
China Oil & Gas Group Ltd.(c)	2,670,000	191,442
China Overseas Grand Oceans Group Ltd.	374,000	198,727
China Overseas Property Holdings Ltd.(c)	590,000	159,394
China Power Clean Energy Development Co. Ltd.	179,000	96,259
China Power International Development Ltd.	583,000	156,757
China Rapid Finance Ltd., ADR(a)	16,790	124,582
China Regenerative Medicine International Ltd.(a)(c)	4,960,000	121,933
China Resources Phoenix Healthcare Holdings Co. Ltd.	207,000	265,038
China SCE Property Holdings Ltd.	640,000	279,429
China Shengmu Organic Milk Ltd.(a)(b)(c)	1,261,000	213,121
China Shineway Pharmaceutical Group Ltd.	228,000	209,019
China Silver Group Ltd.	414,000	136,230
China Singyes Solar Technologies Holdings Ltd.(c)	314,000	108,952
China South City Holdings Ltd.	716,000	175,099
China Suntien Green Energy Corp. Ltd., Class H	787,000	194,478
China Traditional Chinese Medicine Holdings Co. Ltd.(c)	712,000	375,591
China Travel International Investment Hong Kong Ltd.(c)	884,000	286,359
China Water Affairs Group Ltd.	392,000	312,689
China Water Industry Group Ltd.(a)(c)	900,000	205,116
China Yuhua Education Corp Ltd.(b)	336,000	160,897
China ZhengTong Auto Services Holdings Ltd.	321,500	334,664
Chinasoft International Ltd.(c)	722,000	466,838
Chong Sing Holdings FinTech Group Ltd.(a)(c)	5,480,000	729,712
Chongqing Machinery & Electric Co. Ltd., Class H	1,746,000	192,256
CIFI Holdings Group Co. Ltd.	1,200,000	662,211
CIMC Enric Holdings Ltd.(a)(c)	292,000	205,255
CITIC Resources Holdings Ltd.(c)	1,060,000	114,005
Citychamp Watch & Jewellery Group Ltd.(c)	764,000	181,947
COFCO Meat Holdings Ltd.(a)(c)	1,036,000	213,562
Cogobuy Group(b)(c)	236,000	119,357
Colour Life Services Group Co. Ltd.(c)	208,000	130,496
Comba Telecom Systems Holdings Ltd.	1,032,894	223,501
Concord New Energy Group Ltd.	3,790,000	174,695
Coolpad Group Ltd.(a)(d)	1,024,000	9,178
COSCO SHIPPING International Hong Kong Co. Ltd.	640,000	251,568
Cosmo Lady China Holdings Co. Ltd.(b)(c)	268,000	100,540
Crown International Corp Ltd.(a)(c)	588,000	105,401
CT Environmental Group Ltd.(c)	888,000	147,807
Dah Chong Hong Holdings Ltd.(c)	375,000	178,613
Dawnrays Pharmaceutical Holdings Ltd.	268,000	144,119
Dazhong Transportation Group Co. Ltd., Class B	361,100	247,353

Security	Shares	Value
China (continued)
Digital China Holdings Ltd.(a)(c)	265,000	$140,809
eHi Car Services Ltd., ADR(a)	16,950	194,077
Fang Holdings Ltd., ADR(a)(c)	88,829	412,167
Fantasia Holdings Group Co. Ltd.	1,186,500	164,070
FDG Electric Vehicles Ltd.(a)(c)	5,790,000	259,468
First Tractor Co. Ltd., Class H	310,000	128,601
Fu Shou Yuan International Group Ltd.(c)	453,000	357,867
Fufeng Group Ltd.	567,400	391,576
Future Land Development Holdings Ltd.(c)	572,000	326,640
GCL New Energy Holdings Ltd.(a)	2,694,000	217,308
GDS Holdings Ltd., ADR(a)	5,783	118,262
Genscript Biotech Corp.(c)	154,000	195,798
Glorious Property Holdings Ltd.(a)	1,101,000	100,088
Golden Eagle Retail Group Ltd.	194,000	235,228
Golden Meditech Holdings Ltd.(a)	1,040,000	147,807
Greatview Aseptic Packaging Co. Ltd.	491,000	337,593
Greenland Hong Kong Holdings Ltd.	371,000	152,006
Greentown China Holdings Ltd.(c)	246,500	282,158
Greentown Service Group Co. Ltd.	292,000	219,836
Gridsum Holding Inc., ADR(a)	6,461	55,306
Ground International Development Ltd.(a)	425,000	105,023
Guorui Properties Ltd.(c)	500,000	130,598
Haichang Ocean Park Holdings Ltd.(a)(b)	759,000	161,320
Hangzhou Steam Turbine Co. Ltd., Class B(a)	125,380	123,450
Harbin Electric Co. Ltd., Class H	272,000	114,578
Harmonicare Medical Holdings Ltd.(b)	212,000	81,432
HC International Inc.(c)	209,000	160,024
Hengdeli Holdings Ltd.	257,600	12,863
HengTen Networks Group Ltd.(a)(c)	7,848,000	306,476
Hi Sun Technology China Ltd.(a)	822,000	166,290
Hilong Holding Ltd.(c)	404,000	57,934
Hisense Kelon Electrical Holdings Co. Ltd., Class H	133,000	146,279
Honghua Group Ltd.(a)(c)	898,000	74,736
Hopewell Highway Infrastructure Ltd.	536,500	320,106
Hopson Development Holdings Ltd.	232,000	218,924
Hua Han Health Industry Holdings Ltd., Class H(a)(d)	1,112,400	56,972
Hua Hong Semiconductor Ltd.(b)	159,000	279,312
Huabao International Holdings Ltd.	340,000	218,535
Huadian Fuxin Energy Corp. Ltd., Class H	872,000	216,599
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	69,200	115,910
Huanxi Media Group Ltd.(a)(c)	530,000	143,185
Huayi Tencent Entertainment Co. Ltd.(a)(c)	2,090,000	92,322
Hutchison China MediTech Ltd.(a)(c)	7,680	525,780
IGG Inc.(c)	289,000	283,072
iKang Healthcare Group Inc., ADR(a)(c)	18,873	276,301
IMAX China Holding Inc.(a)(b)	42,600	129,269
Inner Mongolia Yitai Coal Co. Ltd., Class B	391,000	544,272
JA Solar Holdings Co. Ltd., ADR(a)	18,000	134,100
Jiayuan International Group Ltd.(a)	228,000	195,298
JinkoSolar Holding Co. Ltd.(a)(c)	8,839	216,909
Ju Teng International Holdings Ltd.	420,000	125,835
Jumei International Holding Ltd., ADR(a)	29,622	93,013
Kaisa Group Holdings Ltd.(a)	1,445,000	767,810
Kama Co. Ltd.(a)	125,500	122,488
Kingboard Laminates Holdings Ltd.	323,000	535,149
Kingdee International Software Group Co. Ltd.(a)(c)	694,000	360,764
Kong Sun Holdings Ltd.(a)	1,900,000	68,116
Konka Group Co. Ltd., Class B(a)	298,900	117,873
KuangChi Science Ltd.(a)(c)	657,000	215,349
KWG Property Holding Ltd.	442,500	467,984

88

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Lao Feng Xiang Co. Ltd., Class B	70,200	$251,456
Launch Tech Co. Ltd.	93,000	100,737
Lee’s Pharmaceutical Holdings Ltd.	145,000	124,017
Leyou Technologies Holdings Ltd.(a)	315,000	77,437
Li Ning Co. Ltd.(a)	564,000	438,334
Lifestyle China Group Ltd.(a)	299,000	96,857
Lifetech Scientific Corp.(a)(c)	788,000	180,600
Livzon Pharmaceutical Group Inc., Class H	42,590	305,648
Lonking Holdings Ltd.	780,000	276,638
Luthai Textile Co. Ltd., Class B	139,500	151,821
Luye Pharma Group Ltd.(c)	441,500	292,253
MMG Ltd.(a)	768,000	351,049
Nam Tai Property Inc.	7,827	93,924
Nan Hai Corp. Ltd.(c)	6,400,000	180,277
National Agricultural Holdings Ltd.(a)(c)(d)	354,000	45,779
NetDragon Websoft Holdings Ltd.(c)	75,000	219,905
New Provenance Everlasting Holdings Ltd.(a)	5,140,000	107,273
Noah Holdings Ltd., ADR(a)	10,222	412,969
North Mining Shares Co. Ltd.(a)(c)	5,940,000	104,195
NQ Mobile Inc., ADR(a)	38,424	159,075
NVC Lighting Holding Ltd.	855,000	82,104
O-Net Technologies Group Ltd.(a)(c)	146,000	93,281
Panda Green Energy Group Ltd.(a)(c)	1,408,000	191,094
PAX Global Technology Ltd.(c)	332,000	147,930
Phoenix Satellite Television Holdings Ltd.	928,000	128,324
Poly Property Group Co. Ltd.(a)	686,000	303,027
Pou Sheng International Holdings Ltd.(c)	792,000	116,617
Powerlong Real Estate Holdings Ltd.	429,000	196,094
Q Technology Group Co. Ltd.(c)	115,000	248,841
Qingdao Port International Co. Ltd.(b)	387,000	255,681
Realord Group Holdings Ltd.(a)	136,000	98,384
Renhe Commercial Holdings Co. Ltd.(a)	6,222,000	203,146
Ronshine China Holdings Ltd.(a)(c)	178,500	194,951
Seaspan Corp.	18,850	110,649
Shandong Airlines Co. Ltd., Class B	65,400	118,739
Shandong Chenming Paper Holdings Ltd., Class B	256,900	409,187
Shang Gong Group Co. Ltd., Class B(a)	155,300	146,603
Shanghai Baosight Software Co. Ltd., Class B	75,200	113,402
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.(c)	1,360,000	102,737
Shanghai Haixin Group Co., Class B	192,700	131,999
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	418,000	144,503
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	79,700	106,240
Shanghai Jinjiang International Travel Co. Ltd., Class B	62,700	177,692
Shanghai Lingyun Industries Development Co. Ltd., Class B(a)	105,700	103,163
Shanghai Shibei Hi-Tech Co. Ltd., Class B	182,000	105,560
Shanghai Zhongyida Co. Ltd.(a)	194,900	78,350
Shenzhen Expressway Co. Ltd., Class H	276,000	266,098
Shenzhen International Holdings Ltd.	332,000	597,670
Shenzhen Investment Ltd.	1,020,000	433,587
Shougang Concord International Enterprises Co. Ltd.(a)(c)	8,984,000	262,266
Shougang Fushan Resources Group Ltd.	932,000	193,316
Shui On Land Ltd.	1,418,500	386,854
Sino Oil And Gas Holdings Ltd.(a)(c)	6,170,000	112,969
Sinolink Worldwide Holdings Ltd.(a)(c)	1,020,000	129,292
Sinopec Kantons Holdings Ltd.	362,000	213,672

Security	Shares	Value
China (continued)
Sinosoft Technology Group Ltd.(c)	362,800	$108,698
Sinotrans Ltd., Class H	729,000	365,891
Sinotrans Shipping Ltd.(c)	716,000	170,515
Sinotruk Hong Kong Ltd.	276,000	305,677
Skyfame Realty Holdings Ltd.(a)	248,000	115,265
Skyworth Digital Holdings Ltd.	724,000	308,689
SMI Holdings Group Ltd.(c)	464,800	243,999
Sohu.com Inc.(a)	9,962	482,061
SSY Group Ltd.	679,970	383,072
Superb Summit International Group Ltd.(a)(c)(d)	238,250	1,830
Tarena International Inc., ADR	13,639	183,990
TCL Multimedia Technology Holdings Ltd.(c)	214,000	111,244
Texhong Textile Group Ltd.	115,000	145,771
Tian Ge Interactive Holdings Ltd.(b)(c)	187,000	153,235
Tianjin Development Holdings Ltd.	328,000	152,447
Tianjin Port Development Holdings Ltd.	1,510,000	224,271
Tianneng Power International Ltd.	288,000	244,480
Tibet Water Resources Ltd.(a)(c)	854,000	370,677
Tong Ren Tang Technologies Co. Ltd., Class H	210,000	294,154
Tongda Group Holdings Ltd.(c)	1,140,000	302,143
Towngas China Co. Ltd.	401,000	319,868
TPV Technology Ltd.	364,000	53,597
Truly International Holdings Ltd.	564,000	257,801
Tuniu Corp., ADR(a)(c)	13,849	120,071
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)(c)	226,500	210,254
Vinda International Holdings Ltd.	87,000	176,892
Viva China Holdings Ltd.(a)	1,128,000	99,654
Wasion Group Holdings Ltd.	212,000	105,319
West China Cement Ltd.(a)	1,030,000	155,617
Wisdom Education International Holdings Co. Ltd.	216,000	129,154
Wisdom Sports Group	157,000	17,087
Xiamen International Port Co. Ltd., Class H	914,000	175,540
Xingda International Holdings Ltd.	398,000	138,608
Xinjiang Xinxin Mining Industry Co. Ltd., Class H(a)	580,000	80,945
Xinyi Solar Holdings Ltd.	1,131,400	407,062
Xinyuan Real Estate Co. Ltd., ADR	22,286	131,042
Xtep International Holdings Ltd.	378,500	140,541
Xunlei Ltd., ADR(a)	7,628	104,122
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.(b)	69,500	329,249
Yihai International Holding Ltd.	192,000	171,837
Yirendai Ltd., ADR(c)	4,003	159,560
Yuexiu Property Co. Ltd.	2,522,000	455,305
Yuexiu REIT	585,000	389,491
Yuexiu Transport Infrastructure Ltd.	374,000	271,035
Yuzhou Properties Co. Ltd.	611,000	301,189
Zhaojin Mining Industry Co. Ltd., Class H	405,500	316,188
Zhonglu Co. Ltd., Class B(a)	33,500	52,427
Zhongsheng Group Holdings Ltd.	198,000	406,637
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	242,000	220,614
Zhuguang Holdings Group Co. Ltd.(a)	774,000	101,083

		54,590,769
Colombia — 0.3%
Almacenes Exito SA	58,614	319,452
CEMEX Latam Holdings SA(a)	70,743	256,096
Corp. Financiera Colombiana SA	30,000	290,672

		866,220
Czech Republic — 0.1%
Central European Media Enterprises Ltd. AS Class A(a)(c)	22,369	109,278

89

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Czech Republic (continued)
Philip Morris CR AS	376	$284,465

		393,743
Egypt — 0.5%
Alexandria Mineral Oils Co.	116,658	87,547
EISewedy Electric Co.	20,080	153,679
Ezz Steel(a)	67,628	74,388
Heliopolis Housing	50,844	83,559
Juhayna Food Industries	152,891	87,243
Medinet Nasr Housing	187,232	110,650
Oriental Weavers	84,213	83,820
Palm Hills Developments SAE(a)	445,760	104,114
Pioneers Holding for Financial Investments SAE(a)	152,100	73,631
Sidi Kerir Petrochemicals Co.	56,459	68,648
Six of October Development & Investment(a)	93,147	102,510
Talaat Moustafa Group	304,860	171,890
Telecom Egypt Co.	91,293	69,854

		1,271,533
Greece — 0.7%
Aegean Airlines SA	16,242	149,313
Grivalia Properties REIC AE	19,455	196,016
Hellenic Exchanges-Athens Stock Exchange SA	32,278	179,348
Hellenic Petroleum SA	25,344	228,153
Motor Oil Hellas Corinth Refineries SA	23,881	574,615
Mytilineos Holdings SA(a)	51,343	559,540
Public Power Corp. SA(a)	44,361	111,077

		1,998,062
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	159,868	286,855

India — 14.6%
5Paisa Capital Ltd.(a)	1,291	4,320
Adani Enterprises Ltd.	96,007	218,279
Adani Power Ltd.(a)	324,300	178,546
Adani Transmissions Ltd.(a)	12,440	35,441
Aditya Birla Fashion and Retail Ltd.(a)	79,248	205,924
Aegis Logistics Ltd.	28,477	102,637
AIA Engineering Ltd.	16,361	373,895
Ajanta Pharma Ltd.	10,979	233,287
Alembic Pharmaceuticals Ltd.	28,859	231,682
Allcargo Logistics Ltd.	18,192	50,135
Amara Raja Batteries Ltd.	16,177	200,444
Andhra Bank(a)	139,423	135,574
Apollo Hospitals Enterprise Ltd.	30,749	527,569
Apollo Tyres Ltd.	101,996	396,563
Arvind Ltd.	53,756	364,154
Asahi India Glass Ltd.	24,823	143,903
Avanti Feeds Ltd.	3,968	160,732
Balkrishna Industries Ltd.	15,479	515,202
Balrampur Chini Mills Ltd.	45,184	111,523
Bayer CropScience Ltd./India	5,197	325,425
Biocon Ltd.	56,497	378,647
Birla Corp. Ltd.	5,717	99,529
Blue Dart Express Ltd.	3,246	207,021
Can Fin Homes Ltd.	11,026	82,686
Canara Bank Ltd.	46,137	266,783
Care Ratings Ltd.	11,027	235,333
Ceat Ltd.	8,811	243,792
Century Plyboards India Ltd.	18,041	88,526
Century Textiles & Industries Ltd.	8,930	181,688

Security	Shares	Value
India (continued)
Cera Sanitaryware Ltd.	1,522	$88,537
CESC Ltd.	30,580	480,492
CG Power and Industrial Solutions Ltd.(a)	164,959	221,421
Chennai Petroleum Corp. Ltd.	11,156	73,531
Coromandel International Ltd.	22,106	177,846
Cox & Kings Ltd.	43,935	178,111
CRISIL Ltd.	8,870	257,688
Crompton Greaves Consumer Electricals Ltd.	138,597	571,326
Dalmia Bharat Ltd.	8,431	412,306
DCB Bank Ltd.	80,513	231,437
Delta Corp. Ltd.	23,658	95,872
Dewan Housing Finance Corp. Ltd.	53,332	509,954
Dilip Buildcon Ltd.(b)	11,190	169,282
Dish TV India Ltd.(a)	152,801	193,253
Divi’s Laboratories Ltd.	26,945	435,015
Dr Lal PathLabs Ltd.(b)	5,882	81,169
eClerx Services Ltd.	14,308	305,088
Edelweiss Financial Services Ltd.	158,110	722,627
EID Parry India Ltd.	38,080	217,980
Endurance Technologies Ltd.(b)	9,050	178,888
Engineers India Ltd.	48,110	139,973
Eris Lifesciences Ltd.(a)(b)	13,148	163,616
Escorts Ltd.	19,717	219,630
Eveready Industries India Ltd.(a)	18,148	122,699
Exide Industries Ltd.	108,176	344,006
Federal Bank Ltd.	519,656	891,748
Finolex Cables Ltd.	39,689	415,848
Force Motors Ltd.	1,220	63,202
Fortis Healthcare Ltd.(a)	129,386	290,657
Future Retail Ltd.(a)	13,305	113,210
Gateway Distriparks Ltd.	54,133	210,555
Gayatri Projects Ltd.(a)	79,435	257,535
GE T&D India Ltd.	37,332	246,178
Gillette India Ltd.	3,993	395,615
GMR Infrastructure Ltd.(a)	851,605	242,353
Godfrey Phillips India Ltd.	3,689	57,418
Godrej Industries Ltd.	18,642	167,049
Godrej Properties Ltd.(a)	16,096	181,779
Great Eastern Shipping Co. Ltd. (The)	50,407	311,956
GRUH Finance Ltd.	31,374	243,431
Gujarat Fluorochemicals Ltd.	16,212	219,785
Gujarat Gas Ltd.	21,624	294,815
Gujarat Mineral Development Corp. Ltd.	63,221	163,347
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,265	139,055
Gujarat Pipavav Port Ltd.	82,942	185,423
Gujarat State Petronet Ltd.	82,653	269,379
Hexaware Technologies Ltd.	54,104	282,854
Hindustan Construction Co. Ltd.(a)	151,530	90,476
Housing Development & Infrastructure Ltd.(a)	127,374	123,660
IDFC Ltd.	281,068	271,783
IIFL Holdings Ltd.	42,950	406,386
India Cements Ltd. (The)	72,137	194,495
Indiabulls Real Estate Ltd.(a)	58,739	193,580
Indiabulls Ventures Ltd.	36,723	155,082
Indian Hotels Co. Ltd. (The)	166,061	318,318
Infibeam Incorporation Ltd.(a)	44,310	116,857
Info Edge India Ltd.	26,928	530,166
Inox Leisure Ltd.(a)	16,479	70,856
Ipca Laboratories Ltd.	24,539	205,906
IRB Infrastructure Developers Ltd.	74,501	265,456

90

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Jain Irrigation Systems Ltd.	149,788	$278,413
Jaiprakash Associates Ltd.(a)	434,407	121,941
Jammu & Kashmir Bank Ltd. (The)(a)	97,410	111,641
Jindal Steel & Power Ltd.(a)	110,712	295,238
JK Cement Ltd.	5,092	78,935
JM Financial Ltd.	64,225	150,204
Jubilant Foodworks Ltd.	14,568	401,072
Jubilant Life Sciences Ltd.	26,295	267,803
Just Dial Ltd.(a)	11,676	95,999
Kajaria Ceramics Ltd.	29,767	334,256
Karnataka Bank Ltd. (The)	45,480	109,362
Karur Vysya Bank Ltd. (The)	99,633	175,996
Kaveri Seed Co. Ltd.	10,042	84,605
KPIT Technologies Ltd.	99,245	262,658
KRBL Ltd.	27,262	256,046
Larsen & Toubro Infotech Ltd.(b)	10,344	162,563
Laurus Labs Ltd.(b)	16,628	135,489
Mahanagar Gas Ltd.	13,340	229,343
Manappuram Finance Ltd.	154,542	252,497
Marksans Pharma Ltd.	140,981	85,599
Max Financial Services Ltd.(a)	44,084	374,625
Max India Ltd.(a)	68,629	146,720
Minda Industries Ltd.	7,625	147,060
Mindtree Ltd.	41,738	349,025
MOIL Ltd.	23,832	90,959
Motilal Oswal Financial Services Ltd.	11,620	233,616
Mphasis Ltd.	33,920	383,467
Muthoot Finance Ltd.	37,568	257,756
Natco Pharma Ltd.	26,953	393,176
National Aluminium Co. Ltd.	139,424	176,983
NCC Ltd./India	179,899	343,309
NIIT Technologies Ltd.	11,428	113,252
Oberoi Realty Ltd.	43,635	329,699
Page Industries Ltd.	2,311	801,015
PC Jeweller Ltd.	46,228	283,476
Persistent Systems Ltd.	25,849	262,278
PI Industries Ltd.	24,817	366,540
Praxis Home Retail Ltd.	1,872	145
Prestige Estates Projects Ltd.	34,644	177,626
PTC India Ltd.	162,145	292,203
PVR Ltd.	12,524	255,598
Radico Khaitan Ltd.	17,576	77,822
Rain Industries Ltd.	28,984	159,417
Rajesh Exports Ltd.	32,985	390,725
Ramco Cements Ltd. (The)	17,671	191,851
Raymond Ltd.	8,112	121,428
RBL Bank Ltd.(b)	37,438	300,032
Redington India Ltd.	151,023	445,129
Reliance Capital Ltd.	36,016	241,941
Reliance Communications Ltd.(a)	381,958	74,638
Reliance Infrastructure Ltd.	45,075	307,549
Repco Home Finance Ltd.	9,585	93,353
Sadbhav Engineering Ltd.	44,590	262,540
Shilpa Medicare Ltd.	9,652	96,281
Sintex Plastics Technology Ltd.(a)	163,960	206,221
Somany Ceramics Ltd.	5,643	78,396
SpiceJet Ltd.(a)	48,391	107,319
SRF Ltd.	4,027	114,377
Sterlite Technologies Ltd.	32,109	137,190
Strides Shasun Ltd.	18,265	226,287

Security	Shares	Value
India (continued)
Sun Pharma Advanced Research Co. Ltd.(a)	34,313	$228,638
Sundaram Finance Ltd.	14,044	398,374
Sundram Fasteners Ltd.	27,483	212,729
Supreme Industries Ltd.	19,413	347,751
Suzlon Energy Ltd.(a)	883,912	191,231
Symphony Ltd.	10,167	255,618
Syndicate Bank(a)	92,525	133,091
Syngene International Ltd.(b)	13,992	120,217
Tata Communications Ltd.	20,980	224,458
Tata Global Beverages Ltd.	142,174	633,036
Thermax Ltd.	17,944	310,152
TI Financial Holdings Ltd.	37,591	329,475
Time Technoplast Ltd.	41,101	124,648
Torrent Power Ltd.	57,622	255,939
TTK Prestige Ltd.	1,100	112,521
Tube Investments of India Ltd.	36,903	148,173
Union Bank of India(a)	50,850	129,412
VA Tech Wabag Ltd.	10,014	93,757
V-Guard Industries Ltd.	29,311	104,302
Voltas Ltd.	46,890	462,937
VRL Logistics Ltd.	8,255	52,772
WABCO India Ltd.	3,591	404,929
Welspun India Ltd.	99,990	111,186
Whirlpool of India Ltd.	10,482	253,215
Wockhardt Ltd.	13,014	145,338

		40,561,783
Indonesia — 2.4%
Ace Hardware Indonesia Tbk PT	3,283,200	288,852
Alam Sutera Realty Tbk PT	5,677,900	155,317
Aneka Tambang Persero Tbk PT(a)	3,698,400	181,830
Bank Bukopin Tbk	2,933,600	133,385
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	863,800	159,017
Bumi Resources Tbk PT(a)	8,618,500	191,154
Ciputra Development Tbk PT	4,925,063	446,045
Delta Dunia Makmur Tbk PT(a)	1,537,800	92,659
Eagle High Plantations Tbk PT(a)	3,964,800	65,074
Global Mediacom Tbk PT	2,189,000	94,674
Hanson International Tbk PT(a)	25,259,800	203,557
Harum Energy Tbk PT(a)	263,900	39,802
Indika Energy Tbk PT(a)	602,900	124,806
Indo Tambangraya Megah Tbk PT	150,100	234,705
Indofarma Persero Tbk PT(a)	212,100	39,673
Inti Agri Resources Tbk PT	10,108,500	243,632
Japfa Comfeed Indonesia Tbk PT	1,853,000	181,519
Kawasan Industri Jababeka Tbk PT	12,673,098	281,083
Krakatau Steel Persero Tbk PT(a)	974,900	32,722
Kresna Graha Investama PT Tbk(a)	6,039,900	236,666
Link Net Tbk PT	491,000	181,139
Lippo Karawaci Tbk PT	4,287,100	182,248
Medco Energi Internasional Tbk PT(a)	2,259,800	163,729
Media Nusantara Citra Tbk PT	1,684,600	161,909
Mitra Adiperkasa Tbk PT	384,200	196,702
Panin Financial Tbk PT(a)	6,497,700	115,293
Pelat Timah Nusantara Tbk PT(a)	159,800	31,899
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,413,300	145,238
PP Persero Tbk PT	1,322,925	251,362
PP Properti Tbk PT	8,497,169	123,129
Ramayana Lestari Sentosa Tbk PT	1,541,000	113,929

91

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Indonesia (continued)
Sawit Sumbermas Sarana Tbk PT	1,125,900	$124,443
Sentul City Tbk PT(a)	6,658,100	76,790
Siloam International Hospitals Tbk PT(a)	83,125	62,224
Sri Rejeki Isman Tbk PT	2,978,100	81,465
Sugih Energy Tbk PT(a)	5,450,300	20,147
Summarecon Agung Tbk PT	3,135,600	199,365
Tambang Batubara Bukit Asam Persero Tbk PT	284,200	236,378
Timah Persero Tbk PT	1,271,396	79,897
Totalindo Eka Persada Tbk PT	484,200	115,269
Tunas Baru Lampung Tbk PT	1,048,700	108,157
Visi Media Asia Tbk PT(a)	4,073,500	82,518
Waskita Beton Precast Tbk PT	2,913,100	85,717
Wijaya Karya Persero Tbk PT	1,176,448	156,993

		6,522,112
Malaysia — 3.3%
AirAsia X Bhd(a)(c)	755,400	64,651
Bumi Armada Bhd(a)(c)	987,300	181,067
Bursa Malaysia Bhd	179,400	424,647
Cahya Mata Sarawak Bhd(c)	312,800	303,660
Carlsberg Brewery Malaysia Bhd	88,100	326,592
DRB-Hicom Bhd(c)	224,500	93,873
Eastern & Oriental Bhd	452,481	163,754
Globetronics Technology Bhd	105,800	165,317
Hengyuan Refining Co. Bhd(a)	31,300	80,517
IGB REIT	957,100	372,121
Inari Amertron Bhd	648,700	513,947
Iskandar Waterfront City Bhd(a)(c)	167,400	52,805
Karex Bhd(c)	288,500	101,587
Kossan Rubber Industries	125,500	235,993
KPJ Healthcare Bhd	1,323,200	313,854
Lafarge Malaysia Bhd(a)	62,200	104,338
Magnum Bhd	436,700	190,078
Mah Sing Group Bhd	506,257	188,167
Malaysia Building Society Bhd	578,600	157,048
Malaysian Pacific Industries Bhd	66,600	210,736
Malaysian Resources Corp. Bhd	974,000	254,843
Media Prima Bhd	114,200	18,012
My EG Services Bhd(c)	836,400	433,590
OSK Holdings Bhd	771,480	203,741
Padini Holdings Bhd	136,600	168,683
Pos Malaysia Bhd(c)	144,400	187,143
QL Resources Bhd(c)	394,730	405,396
Scientex Bhd	75,600	158,983
Serba Dinamik Holdings Bhd	137,500	107,593
Sunway Bhd(c)	977,435	389,588
Sunway Construction Group Bhd	507,720	297,965
Sunway REIT(c)	803,800	330,208
Supermax Corp. Bhd(c)	273,700	126,493
TIME dotCom Bhd	159,800	357,543
Top Glove Corp. Bhd(c)	269,700	443,839
Tune Protect Group Bhd	66,300	16,374
UMW Oil & Gas Corp. Bhd(a)	1,149,800	92,782
Unisem M Bhd	302,700	264,987
VS Industry Bhd(c)	471,700	364,488
WCT Holdings Bhd(a)	501,915	189,008
Yinson Holdings Bhd	255,100	239,536

		9,295,547
Mexico — 2.7%
Alsea SAB de CV(c)	186,459	617,221

Security	Shares	Value
Mexico (continued)
Axtel SAB de CV, CPO(a)(c)	337,400	$73,261
Banco del Bajio SA(a)(b)	85,800	158,310
Banregio Grupo Financiero SAB de CV	79,700	435,253
Bolsa Mexicana de Valores SAB de CV	147,600	253,616
Concentradora Fibra Danhos SA de CV	132,400	225,577
Concentradora Fibra Hotelera Mexicana SA de CV(b)	296,100	192,562
Consorcio ARA SAB de CV	388,400	142,785
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	219,500	200,672
Corp Inmobiliaria Vesta SAB de CV	193,900	244,068
Credito Real SAB de CV SOFOM ER	96,200	141,255
Genomma Lab Internacional SAB de CV, Series B(a)(c)	293,100	347,826
Grupo Aeromexico SAB de CV(a)(c)	134,600	229,904
Grupo Aeroportuario del Centro Norte SAB de CV	98,400	499,457
Grupo Comercial Chedraui SA de CV	115,100	224,434
Grupo Financiero Interacciones SA de CV, Series O	40,000	184,822
Grupo Herdez SAB de CV	97,600	221,627
Industrias Bachoco SAB de CV, Series B	63,400	309,231
Industrias CH SAB de CV, Series B(a)(c)	61,900	279,991
La Comer SAB de CV(a)(c)	148,200	146,161
Macquarie Mexico Real Estate Management SA de CV	307,700	370,113
Minera Frisco SAB de CV, Series A1(a)(c)	278,400	178,657
PLA Administradora Industrial S. de RL de CV	267,400	438,337
Prologis Property Mexico SA de CV	144,800	277,366
Qualitas Controladora SAB de CV	132,500	243,052
Rassini SAB de CV	30,800	115,595
Telesites SAB de CV(a)(c)	514,900	408,466
TV Azteca SAB de CV, CPO(c)	515,100	95,789
Unifin Financiera SAB de CV SOFOM ENR	60,800	202,961
Urbi Desarrollos Urbanos SAB de CV(a)	1	—

		7,458,369
Pakistan — 0.8%
Bank Alfalah Ltd.(a)	242,000	92,666
DG Khan Cement Co. Ltd.	78,773	100,456
Engro Corp. Ltd./Pakistan	79,100	196,911
Engro Fertilizers Ltd.	171,500	106,635
Fauji Cement Co. Ltd.	260,500	66,846
Fauji Fertilizer Co. Ltd.	171,500	131,943
Honda Atlas Cars Pakistan Ltd.	11,250	58,836
Hub Power Co. Ltd. (The)	214,400	198,682
Indus Motor Co. Ltd.	5,020	82,942
International Steels Ltd.	66,500	71,508
Kot Addu Power Co. Ltd.	161,000	90,557
Maple Leaf Cement Factory Ltd.	91,037	61,443
Millat Tractors Ltd.	8,910	98,240
National Bank of Pakistan	156,500	66,595
National Refinery Ltd.	10,700	51,714
Nishat Mills Ltd.	41,064	55,037
Packages Ltd.	8,750	41,220
Pak Elektron Ltd.	100,300	50,743
Pakistan Oilfields Ltd.	37,400	213,082
Pakistan State Oil Co. Ltd.	61,798	181,526
Searle Co. Ltd. (The)	30,250	94,082
SUI Northern Gas Pipeline	69,700	68,063
Thal Ltd.	18,000	89,726

		2,269,453
Peru — 0.1%
Grana y Montero SAA, ADR(a)	95,732	291,025

92

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Philippines — 0.9%
Bloomberry Resorts Corp.(a)	1,367,600	$288,976
Cebu Air Inc.	97,610	195,764
Cosco Capital Inc.	1,396,800	207,047
D&L Industries Inc.	1,092,400	243,432
DoubleDragon Properties Corp.(a)	242,510	180,700
Filinvest Land Inc.	5,735,000	207,674
First Gen Corp.	560,700	195,230
First Philippine Holdings Corp.	143,960	177,300
Manila Water Co. Inc.	579,100	326,075
Megawide Construction Corp.(a)	187,100	64,700
Melco Resorts And Entertainment (Philippines) Corp.(a)	491,500	72,659
Petron Corp.	632,200	120,754
Premium Leisure Corp.	2,385,000	62,638
Vista Land & Lifescapes Inc.	2,142,100	255,722

		2,598,671
Poland — 1.0%
Asseco Poland SA	24,802	313,083
Boryszew SA(a)	39,146	106,676
Budimex SA	4,682	267,336
Ciech SA(a)	9,601	153,846
Enea SA	81,095	273,704
Energa SA	60,568	207,862
Eurocash SA	27,975	218,219
Globe Trade Centre SA	81,895	212,243
KRUK SA	5,885	471,087
Netia SA	130,213	148,959
PKP Cargo SA(a)	11,721	188,216
Warsaw Stock Exchange	14,628	179,920

		2,741,151
Qatar — 0.4%
Gulf International Services QSC	8,804	35,499
Gulf Warehousing Co.	10,485	109,938
Medicare Group	4,866	79,591
Qatar First Bank(a)	93,324	134,356
Qatar National Cement Co. QSC	13,962	207,746
United Development Co. QSC	65,314	223,258
Vodafone Qatar QSC(a)	119,168	223,640

		1,014,028
Russia — 0.7%
Aeroflot PJSC	189,456	494,610
Detsky Mir PJSC(b)	75,070	139,824
DIXY Group OJSC(a)	47,330	264,143
LSR Group PJSC, GDR(e)	101,119	277,066
M Video OJSC(a)	14,990	100,235
Mechel PJSC(a)	31,477	145,424
Ros Agro PLC, GDR(e)	3,390	40,885
Sistema PJSC FC, GDR(e)	59,545	279,302
TMK PJSC, GDR(e)	39,597	212,240

		1,953,729
South Africa — 5.0%
Adcock Ingram Holdings Ltd.	35,563	141,809
Advtech Ltd.	190,329	227,404
AECI Ltd.	41,905	285,664
African Rainbow Minerals Ltd.	40,238	356,206
Alexander Forbes Group Holdings Ltd.	315,729	150,430
ArcelorMittal South Africa Ltd.(a)	87,694	34,068
Arrowhead Properties Ltd., Class A	420,083	190,912
Ascendis Health Ltd.	77,102	94,156
Assore Ltd.	13,848	304,458

Security	Shares	Value
South Africa (continued)
Astral Foods Ltd.	17,373	$280,158
Attacq Ltd.(a)	143,264	190,809
AVI Ltd.	110,893	817,239
Barloworld Ltd.	74,267	839,433
Blue Label Telecoms Ltd.	180,416	210,270
Cashbuild Ltd.	8,200	230,808
City Lodge Hotels Ltd.	21,078	194,287
Clicks Group Ltd.	82,928	1,053,977
Clover Industries Ltd.	40,373	35,897
Curro Holdings Ltd.(a)(c)	74,655	225,511
DataTec Ltd.	67,328	278,788
Delta Property Fund Ltd.	280,550	137,576
Dis-Chem Pharmacies Ltd.(b)	83,458	226,348
Emira Property Fund Ltd.	205,470	199,408
EOH Holdings Ltd.	46,704	287,978
Famous Brands Ltd.(a)	25,943	187,197
Grindrod Ltd.(a)	171,521	170,107
Harmony Gold Mining Co. Ltd.	143,397	265,089
Hosken Consolidated Investments Ltd.	23,047	221,305
Hudaco Industries Ltd.	14,028	139,843
Impala Platinum Holdings Ltd.(a)	224,907	642,945
Invicta Holdings Ltd.	23,303	86,943
JSE Ltd.	28,843	283,092
KAP Industrial Holdings Ltd.	588,503	378,316
Lewis Group Ltd.	4,110	7,423
Massmart Holdings Ltd.	25,878	212,942
Metair Investments Ltd.	89,178	127,140
Mpact Ltd.	82,650	142,672
Murray & Roberts Holdings Ltd.	155,859	159,372
Nampak Ltd.(a)	212,109	278,303
Northam Platinum Ltd.(a)	126,063	460,175
Oceana Group Ltd.	13,722	82,478
Omnia Holdings Ltd.	21,885	237,739
PPC Ltd.(a)	563,804	289,289
Raubex Group Ltd.	78,484	109,305
Reunert Ltd.	60,880	313,269
SA Corporate Real Estate Ltd.	681,253	235,199
Stadio Holdings Ltd.(a)(c)	97,284	60,613
Sun International Ltd./South Africa(a)	46,416	185,970
Super Group Ltd./South Africa(a)	109,075	319,010
Tongaat Hulett Ltd.	33,825	263,360
Trencor Ltd.	65,815	240,248
Vukile Property Fund Ltd.	226,660	338,100
Wilson Bayly Holmes-Ovcon Ltd.	20,895	229,512
Zeder Investments Ltd.	454,751	222,334

		13,882,884
South Korea — 16.7%
Advanced Process Systems Corp.(a)(c)	4,876	155,252
Ahnlab Inc.	2,127	98,117
AK Holdings Inc.	2,404	150,657
Amicogen Inc.(a)(c)	3,501	148,790
Aprogen pharmaceuticals Inc.(a)(c)	34,614	143,450
APS Holdings Corp.(a)	1	8
Asiana Airlines Inc.(a)	42,489	181,161
ATGen Co. Ltd.(a)	4,400	163,749
BH Co. Ltd.(a)	7,633	204,809
Binggrae Co. Ltd.	3,776	233,517
Bukwang Pharmaceutical Co. Ltd.	10,630	247,130
Caregen Co. Ltd.	1,496	110,250
Cell Biotech Co. Ltd.	3,597	131,551

93

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
Celltrion Pharm Inc.(a)(c)	7,371	$412,492
Chabiotech Co. Ltd.(a)(c)	23,345	304,617
Chong Kun Dang Pharmaceutical Corp.	2,278	281,545
CJ CGV Co. Ltd.	5,005	328,378
CJ Freshway Corp.	3,800	128,151
CJ O Shopping Co. Ltd.	1,445	298,228
CLIO Cosmetics Co. Ltd.	2,969	108,311
CMG Pharmaceutical Co. Ltd.(a)	32,397	229,228
Com2uSCorp	3,650	422,270
Cosmax Inc.	2,684	308,293
CrystalGenomics Inc.(a)	8,527	165,329
Dae Hwa Pharmaceutical Co. Ltd.(c)	5,128	108,380
Daeduck GDS Co. Ltd.	3,835	94,091
Daesang Corp.	9,522	234,933
Daewoong Pharmaceutical Co. Ltd.	1,923	240,320
Daishin Securities Co. Ltd.	18,874	253,214
Daou Technology Inc.	10,180	177,735
DB HiTek Co. Ltd.(a)(c)	14,441	177,817
Dentium Co. Ltd.(a)	1,807	108,262
DIO Corp.(a)	4,298	131,122
Dong-A Socio Holdings Co. Ltd.	1,514	176,686
Dong-A ST Co. Ltd.	2,039	191,112
Dongjin Semichem Co. Ltd.	11,449	231,452
Dongkuk Steel Mill Co. Ltd.	20,982	215,942
Dongwon Development Co. Ltd.	42,711	202,909
Dongwon F&B Co. Ltd.	568	122,917
Doosan Infracore Co. Ltd.(a)	47,759	389,708
DoubleUGames Co. Ltd.	4,015	195,170
Douzone Bizon Co. Ltd.	9,339	294,351
Duk San Neolux Co. Ltd.(a)	3,538	74,775
Easy Bio Inc.	26,374	151,713
Ecopro Co. Ltd.(a)	6,083	206,819
Emerson Pacific Inc.(a)(c)	3,482	87,190
Eo Technics Co. Ltd.	3,241	285,309
Fila Korea Ltd.(c)	4,519	330,957
Foosung Co. Ltd.(a)(c)	21,002	195,884
Gamevil Inc.(a)(c)	2,519	167,818
GemVax & Kael Co. Ltd.(a)	14,174	189,508
Genexine Co. Ltd.(a)	4,331	230,429
Grand Korea Leisure Co. Ltd.	12,358	370,768
Green Cross Cell Corp.	5,010	224,662
Green Cross Corp./South Korea	2,022	399,476
Green Cross Holdings Corp.	8,930	321,669
GS Home Shopping Inc.	1,506	294,903
G-treeBNT Co. Ltd.(a)(c)	7,374	220,559
Halla Holdings Corp.(c)	3,639	221,366
Hana Tour Service Inc.	3,734	367,138
Hanall Biopharma Co. Ltd.(a)(c)	12,139	159,511
Handsome Co. Ltd.	7,594	232,024
Hanil Cement Co. Ltd.	1,346	191,711
Hanjin Heavy Industries & Construction Co. Ltd.(a)(c)	29,004	99,012
Hanjin Kal Corp.(a)(c)	15,581	277,759
Hanjin Transportation Co. Ltd.(c)	3,906	97,986
Hankook Tire Worldwide Co. Ltd.	11,396	198,442
Hansae Co. Ltd.(c)	6,605	172,977
Hansol Chemical Co. Ltd.(c)	3,515	247,415
Hansol Technics Co. Ltd.(a)	10,123	166,973
Hanwha Investment & Securities Co. Ltd.(a)	44,915	120,516
Hite Jinro Co. Ltd.	11,070	241,083
HLB Inc.(a)(c)	10,798	358,197

Security	Shares	Value
South Korea (continued)
Homecast Co. Ltd.(a)	10,195	$163,008
HS Industries Co. Ltd.(c)	13,990	135,626
Huchems Fine Chemical Corp.	9,615	212,047
Hugel Inc.(a)(c)	833	366,650
Humedix Co. Ltd.	4,301	143,465
Huons Co. Ltd.(a)	2,539	204,380
Huons Global Co. Ltd.	3,342	158,156
Hyundai Construction Equipment Co. Ltd.(a)	2,048	348,155
Hyundai Electric & Energy System Co. Ltd.(a)(c)	2,052	222,500
Hyundai Elevator Co. Ltd.	5,705	276,272
Hyundai Greenfood Co. Ltd.	19,220	273,751
Hyundai Home Shopping Network Corp.	2,653	318,141
Hyundai Livart Furniture Co. Ltd.	5,129	144,456
Hyundai Merchant Marine Co. Ltd.(a)	65,162	350,285
Hyundai Mipo Dockyard Co. Ltd.(a)	4,208	357,288
Hyundai Rotem Co. Ltd.(a)	9,587	166,060
Iljin Materials Co. Ltd.	7,434	271,197
Ilyang Pharmaceutical Co. Ltd.	5,739	187,740
InBody Co. Ltd.	5,588	184,598
Innocean Worldwide Inc.	3,752	268,234
Innox Advanced Materials Co. Ltd.(a)	1,846	150,462
Interflex Co. Ltd.(a)	3,413	213,264
Interojo Co. Ltd.	5,470	191,255
iNtRON Biotechnology Inc.(a)(c)	4,801	178,011
IS Dongseo Co. Ltd.	5,974	201,741
It’s Hanbul Co. Ltd.	1,743	81,524
Jayjun Cosmetic Co. Ltd.(a)(c)	17,449	121,538
Jeil Pharmaceutical Co. Ltd.(a)	1,798	123,915
Jenax Inc.(a)(c)	5,979	164,824
Jusung Engineering Co. Ltd.(a)(c)	16,693	203,246
JW Holdings Corp.	11,634	87,876
JW Pharmaceutical Corp.	4,278	179,650
KC Tech Co. Ltd.	9,719	214,340
KEPCO Engineering & Construction Co. Inc.(c)	5,920	99,007
KIWOOM Securities Co. Ltd.(c)	4,039	305,082
Koh Young Technology Inc.	5,653	454,526
Kolmar BNH Co. Ltd.(c)	5,464	160,167
Kolon Corp.(c)	2,810	176,359
Kolon Industries Inc.	5,840	446,486
Kolon Life Science Inc.	1,821	230,417
Komipharm International Co. Ltd.(a)(c)	13,130	468,131
Korea Asset In Trust Co. Ltd.	22,546	170,921
Korea Electric Terminal Co. Ltd.	3,017	189,074
Korea Kolmar Co. Ltd.(c)	4,917	390,378
Korea Kolmar Holdings Co. Ltd.	3,237	138,612
Korea Line Corp.(a)	4,411	100,522
Korea PetroChemical Ind. Co. Ltd.	1,147	255,592
Korea REIT Co. Ltd.	62,846	198,081
Korean Reinsurance Co.	40,689	405,675
KT Skylife Co. Ltd.	14,268	173,065
Kumho Tire Co. Inc.(a)(c)	44,038	281,244
Kyung Dong Navien Co. Ltd.(c)	2,806	122,476
L&F Co. Ltd.(c)	4,964	195,002
LEENO Industrial Inc.	6,043	313,186
LF Corp.	12,130	342,193
LG Hausys Ltd.	2,685	233,403
LG International Corp.	11,070	283,298
LIG Nex1 Co. Ltd.	3,519	192,401
Lock&Lock Co. Ltd.	11,915	319,157
Loen Entertainment Inc.	2,925	290,283

94

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
South Korea (continued)
LOTTE Fine Chemical Co. Ltd.	6,942	$380,829
Lotte Food Co. Ltd.	282	146,928
LOTTE Himart Co. Ltd.	3,535	245,574
LS Corp.	6,560	402,069
LS Industrial Systems Co. Ltd.	6,495	365,260
Mando Corp.	2,356	715,514
Medipost Co. Ltd.(a)	3,559	280,599
Meritz Financial Group Inc.	24,142	349,402
Meritz Fire & Marine Insurance Co. Ltd.	25,918	612,077
Meritz Securities Co. Ltd.	139,817	606,420
Modetour Network Inc.	6,566	213,286
Muhak Co. Ltd.	8,670	158,940
Namhae Chemical Corp.	25,749	207,980
Namyang Dairy Products Co. Ltd.	279	178,181
Naturalendo Tech Co. Ltd.(a)(c)	7,630	171,776
Nexen Tire Corp.	16,800	182,164
NHN Entertainment Corp.(a)	4,149	258,109
NHN KCP Corp.(a)	8,373	139,646
NICE Holdings Co. Ltd.	9,666	142,114
NICE Information Service Co. Ltd.	17,135	144,228
NongShim Co. Ltd.	1,120	376,164
NS Shopping Co. Ltd.(c)	13,289	192,939
NUTRIBIOTECH Co. Ltd.(a)(c)	4,961	96,416
Orion Holdings Corp.	6,066	160,812
Osstem Implant Co. Ltd.(a)	4,484	249,283
Paradise Co. Ltd.(c)	16,762	391,229
Partron Co. Ltd.(c)	18,208	148,743
Peptron Inc.(a)	2,908	161,667
Poongsan Corp.	8,646	357,122
POSCO Chemtech Co. Ltd.(c)	9,533	303,094
Posco ICT Co. Ltd.	27,226	201,396
S&T Motiv Co. Ltd.	4,463	194,391
Samsung Engineering Co. Ltd.(a)	44,965	541,274
Samyang Corp.	1,426	125,664
Samyang Foods Co. Ltd.(c)	1,973	129,086
Samyang Holdings Corp.	1,496	140,905
Seah Besteel Corp.	5,983	165,759
Seegene Inc.(a)	6,257	186,574
Seoul Semiconductor Co. Ltd.	15,574	434,340
SFA Engineering Corp.	7,486	281,004
Silicon Works Co. Ltd.	2,507	120,944
SK Chemicals Co. Ltd.	5,770	446,436
SK Gas Ltd.	1,636	146,424
SK Materials Co. Ltd.	2,190	368,270
SK Securities Co. Ltd.(a)(c)	167,980	189,088
SKC Co. Ltd.	9,366	355,878
SKCKOLONPI Inc.	3,686	182,903
SM Entertainment Co.(a)	8,760	278,114
Songwon Industrial Co. Ltd.	7,156	159,789
Soulbrain Co. Ltd.(c)	3,654	215,563
SPC Samlip Co. Ltd.	910	121,668
Ssangyong Cement Industrial Co. Ltd.	11,017	206,521
Sungwoo Hitech Co. Ltd.	30,616	191,025
Taekwang Industrial Co. Ltd.	194	226,222
Taewoong Co. Ltd.(a)(c)	3,837	60,997
TES Co. Ltd./Korea	6,378	223,296
Tokai Carbon Korea Co. Ltd.	1,251	78,170
Tongyang Inc.(c)	83,488	161,107
Tongyang Life Insurance Co. Ltd.	21,548	160,781
Toptec Co. Ltd.(c)	7,962	196,809

Security	Shares	Value
South Korea (continued)
Vieworks Co. Ltd.(c)	3,076	$111,366
ViroMed Co. Ltd.(a)	5,203	753,497
Webzen Inc.(a)	7,487	208,804
WeMade Entertainment Co. Ltd.	4,310	146,538
WONIK IPS Co. Ltd.(a)	10,557	335,651
Youngone Corp.	8,403	263,306
Yuanta Securities Korea Co. Ltd.(a)	35,458	124,303
Yungjin Pharmaceutical Co. Ltd.(a)	33,802	281,412

		46,258,186
Taiwan — 17.9%
AcBel Polytech Inc.	218,000	163,533
Accton Technology Corp.	160,000	586,784
A-DATA Technology Co. Ltd.	80,000	217,110
Advanced Ceramic X Corp.	14,000	166,633
Advanced Wireless Semiconductor Co.	69,000	185,187
AmTRAN Technology Co. Ltd.	344,312	188,262
Ardentec Corp.	114,000	147,850
Asia Optical Co. Inc.	93,000	348,820
Asia Polymer Corp.	509,869	321,282
ASPEED Technology Inc.	9,000	210,342
Basso Industry Corp.	47,000	125,202
BES Engineering Corp.	924,000	255,999
Bizlink Holding Inc.	37,982	341,273
Casetek Holdings Ltd.	57,000	220,444
Cathay Real Estate Development Co. Ltd.	302,300	170,330
Charoen Pokphand Enterprise	55,000	109,655
Chaun-Choung Technology Corp.	26,000	81,310
Cheng Loong Corp.	414,000	221,534
Cheng Uei Precision Industry Co. Ltd.	179,000	298,393
Chilisin Electronics Corp.	37,000	128,292
China Bills Finance Corp.	661,000	336,076
China Man-Made Fiber Corp.(a)	663,700	231,235
China Petrochemical Development Corp.(a)	791,000	421,951
China Steel Chemical Corp.	71,000	299,443
China Synthetic Rubber Corp.	284,233	405,587
Chin-Poon Industrial Co. Ltd.	128,000	263,306
Chipbond Technology Corp.	255,000	493,949
Chlitina Holding Ltd.	20,000	95,352
Chong Hong Construction Co. Ltd.	81,424	204,415
Chroma ATE Inc.	125,000	735,564
Chunghwa Precision Test Tech Co. Ltd.	6,000	227,045
Compeq Manufacturing Co. Ltd.	392,000	580,930
Concraft Holding Co. Ltd.	12,528	225,549
Coretronic Corp.	185,400	207,071
CSBC Corp. Taiwan(a)	389,420	149,308
CTCI Corp.	233,000	341,802
Cub Elecparts Inc.	17,600	182,490
Darwin Precisions Corp.	116,000	132,653
E Ink Holdings Inc.	294,000	522,444
Egis Technology Inc.(a)	23,000	195,539
Elan Microelectronics Corp.	190,000	324,332
Elite Advanced Laser Corp.	57,840	251,654
Elite Material Co. Ltd.	98,000	372,474
Elite Semiconductor Memory Technology Inc.	89,000	130,708
Ennoconn Corp.	20,000	325,398
Epistar Corp.(a)	342,000	615,723
Eternal Materials Co. Ltd.	318,532	331,871
Everlight Electronics Co. Ltd.	183,000	279,741
Far Eastern Department Stores Ltd.	445,000	219,577
Far Eastern International Bank	1,006,360	321,429

95

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
Faraday Technology Corp.	121,000	$257,782
Feng Hsin Steel Co. Ltd.	190,000	331,933
Firich Enterprises Co. Ltd.	95,267	139,753
FLEXium Interconnect Inc.	105,418	432,300
Foxsemicon Integrated Technology Inc.	17,000	124,125
Genius Electronic Optical Co. Ltd.(a)	20,000	228,046
Getac Technology Corp.	178,000	240,348
Gigabyte Technology Co. Ltd.	229,000	371,054
Ginko International Co. Ltd.	18,000	111,022
Gintech Energy Corp.(a)	208,647	126,257
Global Unichip Corp.	37,000	347,870
Gloria Material Technology Corp.	330,850	225,023
Goldsun Building Materials Co. Ltd.(a)	623,000	192,753
Gourmet Master Co. Ltd.	26,070	328,113
Grand Pacific Petrochemical	350,000	315,063
Grape King Bio Ltd.	38,000	247,049
Great Wall Enterprise Co. Ltd.	256,128	286,921
Greatek Electronics Inc.	192,000	332,226
HannStar Display Corp.	926,320	345,895
Ho Tung Chemical Corp.(a)	927,342	323,089
Holy Stone Enterprise Co. Ltd.	171,050	521,807
Hota Industrial Manufacturing Co. Ltd.	74,192	327,747
Hu Lane Associate Inc.	30,000	154,031
Huaku Development Co. Ltd.	132,080	310,010
Huang Hsiang Construction Corp.	75,000	77,015
Hung Sheng Construction Ltd.	371,000	298,096
International Games System Co. Ltd.	19,000	106,738
Iron Force Industrial Co. Ltd.	24,000	93,219
ITEQ Corp.	115,600	252,829
Jih Sun Financial Holdings Co. Ltd.	669,690	194,026
Kenda Rubber Industrial Co. Ltd.	212,341	270,789
Kerry TJ Logistics Co. Ltd.	193,000	246,768
Kindom Construction Corp.	209,000	133,438
King Slide Works Co. Ltd.	22,000	300,727
King Yuan Electronics Co. Ltd.	415,000	430,303
King’s Town Bank Co. Ltd.	355,000	408,332
Kinpo Electronics	598,000	210,339
Kinsus Interconnect Technology Corp.	101,000	241,438
Land Mark Optoelectronics Corp.	18,400	231,580
LCY Chemical Corp.	183,000	254,726
Lealea Enterprise Co. Ltd.(a)	541,590	201,331
Li Cheng Enterprise Co. Ltd.	42,240	69,428
Lien Hwa Industrial Corp.	343,904	377,223
Long Chen Paper Co. Ltd.	213,751	292,185
Lotes Co. Ltd.	17,000	96,069
Makalot Industrial Co. Ltd.	63,559	255,346
Masterlink Securities Corp.	898,121	261,705
Mercuries & Associates Holding Ltd.	311,330	274,544
Merida Industry Co. Ltd.	67,000	276,989
Merry Electronics Co. Ltd.	56,000	411,682
Microbio Co. Ltd.(a)	285,727	209,575
Mitac Holdings Corp.	303,379	364,128
Motech Industries Inc.(a)	152,344	114,789
Nan Kang Rubber Tire Co. Ltd.	243,000	219,554
Neo Solar Power Corp.(a)	363,364	174,450
OBI Pharma Inc.(a)	39,000	196,989
Oriental Union Chemical Corp.	158,000	164,616
Pan-International Industrial Corp.	140,722	128,317
Parade Technologies Ltd.	23,000	433,253
PChome Online Inc.	33,305	147,127

Security	Shares	Value
Taiwan (continued)
PharmaEngine Inc.	29,756	$154,266
PharmaEssentia Corp.(a)	52,000	256,585
Pharmally International Holding Co. Ltd.	9,332	141,875
Pixart Imaging Inc.	59,635	326,070
Poya International Co. Ltd.	20,453	253,668
President Securities Corp.(a)	524,741	258,049
Primax Electronics Ltd.	168,000	464,893
Prince Housing & Development Corp.	536,917	209,440
Qisda Corp.	640,000	426,752
Radiant Opto-Electronics Corp.	160,000	345,669
Radium Life Tech Co. Ltd.(a)	501,707	217,450
Ritek Corp.(a)	832,260	130,968
Roo Hsing Co. Ltd.(a)	259,000	160,612
Sanyang Motor Co. Ltd.	259,820	186,242
ScinoPharm Taiwan Ltd.	103,708	122,400
SDI Corp.	38,000	110,982
Senao International Co. Ltd.	115,000	197,456
Sercomm Corp.	117,000	312,843
Shin Zu Shing Co. Ltd.	61,000	161,276
Shining Building Business Co. Ltd.(a)	487,858	166,718
Shinkong Synthetic Fibers Corp.	773,135	256,732
Silergy Corp.	21,000	445,289
Simplo Technology Co. Ltd.	62,600	356,891
Sino-American Silicon Products Inc.	184,000	492,605
Sinyi Realty Inc.	150,588	194,297
Sitronix Technology Corp.	61,000	166,970
Soft-World International Corp.	65,140	152,024
St. Shine Optical Co. Ltd.	16,000	464,093
Sunny Friend Environmental Technology Co. Ltd.	30,000	253,051
Sunonwealth Electric Machine Industry Co. Ltd.	141,000	286,757
TA Chen Stainless Pipe	364,722	232,253
Taichung Commercial Bank Co. Ltd.	992,014	321,808
Tainan Spinning Co. Ltd.	405,190	180,346
Taiwan Acceptance Corp.	29,000	110,222
Taiwan Fertilizer Co. Ltd.	67,000	85,554
Taiwan Glass Industry Corp.(a)	394,000	220,684
Taiwan Hon Chuan Enterprise Co. Ltd.	167,004	302,338
Taiwan Paiho Ltd.	85,050	324,672
Taiwan Secom Co. Ltd.	157,450	478,744
Taiwan Semiconductor Co. Ltd.	69,000	155,511
Taiwan Shin Kong Security Co. Ltd.	270,640	348,293
Taiwan Surface Mounting Technology Corp.	367,633	367,707
Taiwan TEA Corp.	399,000	205,526
Taiwan Union Technology Corp.	66,000	189,238
Tatung Co. Ltd.(a)	660,000	392,779
TCI Co. Ltd.	23,000	223,911
Ton Yi Industrial Corp.	394,000	176,679
Tong Hsing Electronic Industries Ltd.	53,000	270,354
Tong Yang Industry Co. Ltd.	135,133	263,562
Toung Loong Textile Manufacturing	61,000	143,989
TPK Holding Co. Ltd.(a)	116,000	342,268
Tripod Technology Corp.	171,000	550,730
TSRC Corp.	239,000	294,826
TTY Biopharm Co. Ltd.	80,450	262,051
Tung Ho Steel Enterprise Corp.	341,000	272,286
Tung Thih Electronic Co. Ltd.	22,000	112,956
TWi Pharmaceuticals Inc.(a)	38,000	92,865
TXC Corp.	179,000	234,537
U-Ming Marine Transport Corp.	152,000	181,930
Unimicron Technology Corp.	445,000	231,446

96

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Taiwan (continued)
UPC Technology Corp.	397,202	$233,734
USI Corp.	474,089	245,785
Visual Photonics Epitaxy Co. Ltd.	94,425	328,980
Voltronic Power Technology Corp.	19,077	346,635
Wafer Works Corp.(a)	140,000	213,776
Wah Lee Industrial Corp.	192,000	366,153
Walsin Lihwa Corp.	976,000	543,415
Walsin Technology Corp.	116,603	435,405
Waterland Financial Holdings Co. Ltd.	1,015,097	313,389
Win Semiconductors Corp.	1	11
Wistron NeWeb Corp.	100,923	287,015
Wowprime Corp.	23,000	100,453
WT Microelectronics Co. Ltd.	185,168	290,463
XinTec Inc.(a)	54,000	180,036
Yang Ming Marine Transport Corp.(a)	302,820	121,152
Yeong Guan Energy Technology Group Co. Ltd.	45,601	102,927
YFY Inc.(a)	668,000	282,843
Yieh Phui Enterprise Co. Ltd.	515,342	196,728
YungShin Global Holding Corp.	224,200	298,993
Yungtay Engineering Co. Ltd.	182,000	313,709
Zinwell Corp.	150,000	154,781

		49,552,102
Thailand — 3.8%
Amata Corp. PCL, NVDR	394,400	301,898
Bangchak Corp. PCL, NVDR	218,600	250,995
Bangkok Airways PCL, NVDR(c)	448,900	246,029
Bangkok Chain Hospital PCL, NVDR(c)	569,100	273,572
Bangkok Land PCL, NVDR	7,115,800	392,175
Beauty Community PCL, NVDR(c)	778,100	505,074
CH Karnchang PCL, NVDR	199,500	158,818
Chularat Hospital PCL, NVDR	2,346,000	165,211
Eastern Polymer Group PCL, NVDR	464,000	160,539
Esso Thailand PCL, NVDR(a)	572,100	289,028
GFPT PCL, NVDR	238,000	99,835
Group Lease PCL, NVDR(c)	138,500	30,533
Gunkul Engineering PCL, NVDR(c)	1,316,183	169,258
Hana Microelectronics PCL, NVDR	245,900	355,749
Italian-Thai Development PCL, NVDR(c)	1,025,100	128,059
Jasmine International PCL, NVDR	943,400	205,087
Khon Kaen Sugar Industry PCL, NVDR(c)	726,530	110,336
Kiatnakin Bank PCL, NVDR	158,332	364,804
Krungthai Card PCL, NVDR(c)	53,800	275,919
LPN Development PCL, NVDR(c)	494,200	198,225
Major Cineplex Group PCL, NVDR	247,900	233,402
Malee Group PCL, NVDR	50,400	59,798
Muangthai Leasing PCL, NVDR(c)	269,400	319,634
PTG Energy PCL, NVDR	287,700	185,869
Quality Houses PCL, NVDR	3,294,367	306,640
Samart Corp. PCL, NVDR(c)	263,400	98,392
Siam Global House PCL, NVDR(c)	619,795	313,124
Sino-Thai Engineering & Construction PCL, NVDR(c)	346,628	261,085
Sri Trang Agro-Industry PCL, NVDR(c)	337,680	132,342
Srisawad Corp PCL, NVDR(c)	216,725	418,055
Supalai PCL, NVDR(c)	391,500	286,493
Superblock PCL, NVDR(a)	5,333,900	194,346
Taokaenoi Food & Marketing PCL, NVDR(c)	146,300	92,277
Thai Airways International PCL, NVDR(a)(c)	272,000	142,413
Thai Vegetable Oil PCL, NVDR(c)	217,400	203,022
Thaicom PCL, NVDR(c)	294,400	114,479
Thanachart Capital PCL, NVDR	286,900	494,125

Security	Shares	Value
Thailand (continued)
Tisco Financial Group PCL, NVDR	144,940	$391,640
TTW PCL, NVDR	922,400	353,031
U City PCL, NVDR(a)	233,765,100	214,726
VGI Global Media PCL, NVDR(c)	1,106,100	213,363
Vibhavadi Medical Center PCL, NVDR	3,154,800	264,671
WHA Corp. PCL, NVDR	3,234,400	386,227
Workpoint Entertainment PCL, NVDR(c)	53,900	138,216

		10,498,514
Turkey — 1.0%
Akcansa Cimento AS	66,237	176,867
Aksa Akrilik Kimya Sanayii AS	52,321	163,149
Aygaz AS	31,335	118,167
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(a)(c)	51,728	53,237
Cimsa Cimento Sanayi VE Ticaret AS(c)	61,186	213,819
Dogan Sirketler Grubu Holding AS(a)(c)	473,524	96,983
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	300,950	166,422
Koza Altin Isletmeleri AS(a)	18,110	139,926
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	67,977	80,576
Logo Yazilim Sanayi Ve Ticaret AS(a)(c)	7,238	103,955
Mavi Giyim Sanayi Ve Ticaret AS(a)(b)	10,735	145,248
Otokar Otomotiv Ve Savunma Sanayi AS(c)	4,679	128,174
Soda Sanayii AS	133,988	168,769
Tekfen Holding AS	72,553	263,015
Trakya Cam Sanayii AS	280,275	296,344
Turkiye Sinai Kalkinma Bankasi AS	523,950	181,086
Vestel Elektronik Sanayi ve Ticaret AS(a)(c)	41,661	73,274
Yazicilar Holding AS(c)	21,076	110,397
Zorlu Enerji Elektrik Uretim AS(a)(c)	358,431	123,880

		2,803,288
United Arab Emirates — 0.6%
Agthia Group PJSC	67,261	94,308
Air Arabia PJSC	875,240	295,480
Al Waha Capital PJSC	432,843	207,406
Amanat Holdings PJSC	463,105	163,909
Amlak Finance PJSC(a)	308,665	83,784
Arabtec Holding PJSC(a)	222,376	147,726
Dana Gas PJSC(a)	1,215,918	231,730
Deyaar Development PJSC(a)	686,827	91,066
Drake & Scull International PJSC	144,758	75,276
Eshraq Properties Co. PJSC(a)	438,307	85,919
Orascom Construction Ltd.(a)	23,417	177,969

		1,654,573

Total Common Stocks — 98.4% (Cost: $240,733,600)		272,993,096

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares	56,400	286,443
Banco ABC Brasil SA, Preference Shares	32,736	162,954
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares	60,000	238,642
Bradespar SA, Preference Shares	80,400	622,586
Cia. de Gas de Sao Paulo — COMGAS, Preference Shares	7,600	133,421
Cia. de Saneamento do Parana, Preference Shares	96,200	312,278
Cia. Energetica de Sao Paulo, Class B, Preference Shares	69,600	261,279

97

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Brazil (continued)
Cia. Paranaense de Energia, Class B, Preference Shares	30,000	$211,749
Gol Linhas Aereas Inteligentes SA, Preference Shares	35,400	152,062
Marcopolo SA, Preference Shares	211,500	232,951
Metalurgica Gerdau SA, Preference Shares	230,500	357,545
Randon SA Implemetos e Participacoes, Preference Shares	69,525	136,136
Usinas Siderurgicas de Minas Gerais SA, Class A, Preference Shares	150,200	393,365

		3,501,411
Colombia — 0.0%
Avianca Holdings SA, Preference Shares	122,671	118,367

Total Preferred Stocks — 1.3% (Cost: $2,862,269)		3,619,778

Rights

South Africa — 0.0%
Ascendis Health Ltd. (Expires 12/15/17)(a)	6,450	5

South Korea — 0.0%
Finetex EnE Inc. (Expires 12/01/17)(a)	5,040	6,854
INTERFLEX Co. Ltd. (Expires 12/12/17)(a)	357	6,430

		13,284

Total Rights — 0.0% (Cost: $0)		13,289

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(f)(g)(h)	27,251,416	27,256,866

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(f)(g)	138,761	$138,761

		27,395,627

Total Short-Term Investments — 9.9% (Cost: $27,392,876)		27,395,627

Total Investments in Securities — 109.6% (Cost: $270,988,745)		304,021,790
Other Assets, Less Liabilities — (9.6)%		(26,603,697)

Net Assets — 100.0%		$277,418,093

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,015,086	2,236,330	27,251,416	$27,256,866	$—	(a)	$(1,128)	$(1,734)
BlackRock Cash Funds: Treasury, SL Agency Shares	579,280	(440,519)	138,761	138,761	1,196		—	—

				$27,395,627	$1,196		$(1,128)	$(1,734)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

98

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$271,002,508	$1,848,914	$141,674	$272,993,096
Preferred Stocks	3,619,778	—	—	3,619,778
Rights	5	13,284	—	13,289
Money Market Funds	27,395,627	—	—	27,395,627

	$302,017,918	$1,862,198	$141,674	$304,021,790

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

99

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 0.8%
Andritz AG	226,607	$12,714,018
Erste Group Bank AG	923,988	40,377,927
OMV AG	454,477	28,319,464
Raiffeisen Bank International AG(a)	451,262	16,007,350
Voestalpine AG	347,084	20,199,802

		117,618,561
Belgium — 3.4%
Ageas	578,685	28,486,443
Anheuser-Busch InBev SA/NV	2,336,790	269,432,433
Colruyt SA	183,078	9,711,857
Groupe Bruxelles Lambert SA	243,812	26,265,577
KBC Group NV	768,787	63,002,254
Proximus SADP	467,395	16,047,407
Solvay SA	226,412	31,909,547
Telenet Group Holding NV(a)	165,482	11,580,267
UCB SA	390,025	29,177,003
Umicore SA	585,257	27,361,958

		512,974,746
Finland — 2.9%
Elisa OYJ	438,322	17,863,602
Fortum OYJ	1,357,309	28,613,086
Kone OYJ, Class B	1,036,925	53,460,959
Metso OYJ	345,913	12,229,122
Neste OYJ	393,472	24,489,958
Nokia OYJ	17,918,470	90,075,201
Nokian Renkaat OYJ	357,955	15,651,035
Orion OYJ, Class B	319,897	11,835,747
Sampo OYJ, Class A	1,366,779	72,374,035
Stora Enso OYJ, Class R	1,702,616	26,107,266
UPM-Kymmene OYJ	1,639,233	49,430,298
Wartsila OYJ Abp	454,482	30,075,537

		432,205,846
France — 30.8%
Accor SA	573,167	28,799,134
Aeroports de Paris	92,533	17,680,657
Air Liquide SA	1,311,126	164,383,196
Alstom SA	476,199	19,691,159
Amundi SA(b)	170,298	15,225,049
Arkema SA	210,313	25,778,815
Atos SE	292,717	43,365,869
AXA SA	5,951,628	179,894,322
BioMerieux	100,747	8,419,608
BNP Paribas SA	3,446,138	261,250,363
Bollore SA	2,683,790	14,278,474
Bouygues SA	658,230	34,109,167
Bureau Veritas SA	822,344	21,841,122
Capgemini SE	495,693	57,259,906
Carrefour SA	1,768,546	37,229,551
Casino Guichard Perrachon SA	169,379	10,326,165
Cie. de Saint-Gobain	1,548,811	88,393,474
Cie. Generale des Etablissements Michelin, Class B	527,777	76,679,577
CNP Assurances	525,745	11,854,149
Credit Agricole SA	3,496,952	59,020,551
Danone SA	1,839,933	155,587,409
Dassault Aviation SA	7,630	11,751,408
Dassault Systemes SE	399,553	43,024,314
Edenred	689,228	19,756,094
Eiffage SA	227,204	24,974,885

Security	Shares	Value
France (continued)
Electricite de France SA	1,753,587	$23,020,691
Engie SA	5,599,216	98,173,882
Essilor International Cie Generale d’Optique SA	637,752	82,163,762
Eurazeo SA	131,838	11,623,148
Eurofins Scientific SE	33,862	20,538,941
Eutelsat Communications SA	538,902	12,221,486
Faurecia	217,003	16,632,032
Fonciere Des Regions	102,638	11,000,775
Gecina SA	145,554	24,297,181
Groupe Eurotunnel SE, Registered	1,447,057	19,272,698
Hermes International	97,117	51,280,898
ICADE	105,040	9,774,075
Iliad SA	81,701	19,147,150
Imerys SA	109,576	10,064,195
Ingenico Group SA	181,855	19,090,135
Ipsen SA	116,795	14,260,276
JCDecaux SA	231,219	9,652,045
Kering	232,833	103,482,259
Klepierre SA	675,592	27,952,309
Lagardere SCA	368,266	12,090,671
Legrand SA	818,592	61,451,987
L’Oreal SA	773,643	171,391,794
LVMH Moet Hennessy Louis Vuitton SE	855,341	249,357,174
Natixis SA	2,905,785	23,594,692
Orange SA	6,112,665	105,536,545
Pernod Ricard SA	653,599	102,129,715
Peugeot SA	1,777,658	36,827,882
Publicis Groupe SA	633,310	42,136,092
Remy Cointreau SA	69,365	9,246,682
Renault SA	590,631	60,127,909
Rexel SA	936,253	17,297,706
Safran SA	1,021,022	108,995,206
Sanofi	3,485,021	318,300,912
Schneider Electric SE	1,738,347	149,670,955
SCOR SE	529,195	21,617,567
SEB SA	69,949	12,910,890
SES SA	1,118,763	18,508,652
Societe BIC SA	88,306	10,270,147
Societe Generale SA	2,354,840	118,797,730
Sodexo SA	279,660	36,596,419
Suez	1,137,295	21,005,270
Teleperformance	165,562	24,547,664
Thales SA	330,742	33,489,067
TOTAL SA	7,281,959	411,600,690
Ubisoft Entertainment SA(a)	186,252	14,308,457
Unibail-Rodamco SE	306,153	78,465,669
Valeo SA	737,922	53,662,735
Veolia Environnement SA	1,471,235	37,286,092
Vinci SA	1,548,492	158,490,191
Vivendi SA	3,170,285	84,541,689
Wendel SA	87,860	14,813,044
Zodiac Aerospace	633,021	18,643,128

		4,651,933,379
Germany — 28.0%
adidas AG	577,358	120,609,913
Allianz SE, Registered	1,378,296	325,641,904
Axel Springer SE	148,761	11,761,747
BASF SE	2,812,485	315,225,819
Bayer AG, Registered	2,535,997	323,999,712
Bayerische Motoren Werke AG	1,012,624	102,242,811

100

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Beiersdorf AG	308,481	$36,778,050
Brenntag AG	474,144	29,567,572
Commerzbank AG(a)	3,266,120	47,335,919
Continental AG	338,197	90,226,998
Covestro AG(b)	369,975	38,599,719
Daimler AG, Registered	2,951,176	244,629,365
Deutsche Bank AG, Registered	6,336,870	119,834,452
Deutsche Boerse AG	593,377	67,390,613
Deutsche Lufthansa AG, Registered	727,110	25,029,410
Deutsche Post AG, Registered	2,985,191	141,984,153
Deutsche Telekom AG, Registered	10,183,204	182,250,551
Deutsche Wohnen SE, Bearer	1,093,252	48,413,435
Drillisch AG	154,141	11,782,777
E.ON SE	6,751,173	78,219,521
Evonik Industries AG	495,221	18,505,540
Fraport AG Frankfurt Airport Services Worldwide	129,690	12,939,928
Fresenius Medical Care AG & Co. KGaA	663,233	66,008,559
Fresenius SE & Co. KGaA	1,277,283	92,307,105
GEA Group AG(c)	561,816	27,153,636
Hannover Rueck SE	184,319	24,262,910
HeidelbergCement AG	454,526	48,434,431
Henkel AG & Co. KGaA	319,540	39,014,757
HOCHTIEF AG(c)	59,659	10,502,994
HUGO BOSS AG	194,438	16,017,696
Infineon Technologies AG	3,492,555	96,612,863
Innogy SE(b)	424,981	19,678,706
K+S AG, Registered(c)	589,346	13,825,753
KION Group AG	217,654	17,745,959
Lanxess AG	281,780	21,442,266
Linde AG(a)	569,349	133,159,019
MAN SE	107,577	12,103,503
Merck KGaA	397,363	42,371,552
METRO AG(a)	549,708	10,749,286
MTU Aero Engines AG	156,746	28,230,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	476,443	106,203,819
OSRAM Licht AG	305,552	26,227,749
ProSiebenSat.1 Media SE, Registered	715,221	22,786,647
RTL Group SA(a)	117,639	9,397,879
RWE AG(a)	1,590,494	36,506,188
SAP SE	3,015,966	340,369,607
Siemens AG, Registered	2,345,583	319,389,491
Symrise AG	379,278	32,293,893
Telefonica Deutschland Holding AG	2,290,147	10,911,703
thyssenkrupp AG	1,334,905	36,592,581
Uniper SE	474,037	14,127,623
United Internet AG, Registered(c)(d)	379,724	25,626,435
Volkswagen AG	99,070	20,548,036
Vonovia SE	1,478,219	69,700,208
Wirecard AG	286,312	30,574,358
Zalando SE(a)(b)(c)	342,857	17,564,328

		4,231,412,101
Ireland — 1.4%
Allied Irish Banks PLC	2,485,057	16,148,663
Bank of Ireland Group PLC(a)	2,848,237	22,258,007
CRH PLC	2,588,527	89,352,145
Irish Bank Resolution Corp. Ltd.(e)	446,666	5
Kerry Group PLC, Class A	499,940	52,457,099
Paddy Power Betfair PLC	250,304	27,961,775
Ryanair Holdings PLC(a)	42,432	887,921

Security	Shares	Value
Ireland (continued)
Ryanair Holdings PLC, ADR(a)	71,292	$8,693,347

		217,758,962
Italy — 6.0%
Assicurazioni Generali SpA	3,845,701	70,523,777
Atlantia SpA	1,408,624	46,876,873
Davide Campari-Milano SpA	1,639,248	12,782,804
Enel SpA	25,052,463	162,947,949
Eni SpA	7,813,283	128,656,267
Intesa Sanpaolo SpA	41,317,147	139,024,406
Leonardo SpA	873,382	10,455,424
Luxottica Group SpA	523,323	30,481,624
Mediobanca SpA	1,767,299	20,429,680
Poste Italiane SpA(b)	1,602,869	11,725,093
Prysmian SpA	641,918	21,415,636
Recordati SpA	325,173	14,655,816
Snam SpA	7,100,458	35,862,951
Telecom Italia SpA/Milano(a)	35,313,029	29,600,157
Tenaris SA	1,447,801	21,077,944
Terna Rete Elettrica Nazionale SpA	4,372,130	27,082,100
UniCredit SpA(a)	6,146,158	123,849,466
UnipolSai Assicurazioni SpA	3,264,855	7,668,914

		915,116,881
Netherlands — 14.0%
ABN AMRO Group NV(b)	1,299,799	38,629,144
Aegon NV	5,409,117	33,653,804
AerCap Holdings NV(a)(c)	429,250	22,308,123
Airbus SE	1,785,789	185,865,314
Akzo Nobel NV	772,870	69,759,931
Altice NV, Class A(a)(c)	1,625,935	12,861,226
ArcelorMittal(a)	2,034,304	61,525,398
ASML Holding NV	1,188,316	209,132,734
Boskalis Westminster	279,318	10,349,367
CNH Industrial NV	3,152,917	40,902,057
Coca-Cola European Partners PLC	678,972	26,473,010
EXOR NV	338,154	20,522,772
Ferrari NV	378,037	41,108,616
Fiat Chrysler Automobiles NV(a)	3,307,219	56,863,283
Heineken Holding NV	346,584	33,460,803
Heineken NV	794,605	81,092,004
ING Groep NV	11,901,710	215,064,643
Koninklijke Ahold Delhaize NV	3,924,453	84,204,383
Koninklijke DSM NV	554,919	52,125,386
Koninklijke KPN NV	10,480,225	38,512,965
Koninklijke Philips NV	2,885,740	112,256,483
Koninklijke Vopak NV	220,382	9,328,422
NN Group NV	937,354	41,247,018
NXP Semiconductors NV(a)	1,060,774	120,281,164
QIAGEN NV	667,633	21,123,243
Randstad Holding NV	367,652	22,681,255
RELX NV	2,968,600	68,084,396
STMicroelectronics NV	1,956,469	44,416,428
Unilever NV, CVA	4,993,016	288,056,326
Wolters Kluwer NV	927,964	48,158,574

		2,110,048,272
Portugal — 0.5%
EDP — Energias de Portugal SA	7,295,783	25,618,926
Galp Energia SGPS SA	1,544,899	29,205,863
Jeronimo Martins SGPS SA	769,900	15,146,838

		69,971,627

101

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Spain — 9.9%
Abertis Infraestructuras SA	2,137,485	$47,812,299
ACS Actividades de Construccion y Servicios SA	744,077	28,834,004
Aena SME SA(b)	208,965	41,646,993
Amadeus IT Group SA	1,350,147	97,508,470
Banco Bilbao Vizcaya Argentaria SA	20,435,605	174,999,422
Banco de Sabadell SA	16,392,339	33,031,732
Banco Santander SA	49,513,535	333,148,374
Bankia SA	3,113,288	14,982,151
Bankinter SA	2,111,564	20,411,181
CaixaBank SA	11,022,630	52,479,326
Enagas SA	567,013	16,668,700
Endesa SA	960,275	21,451,271
Ferrovial SA	1,519,360	33,505,703
Gas Natural SDG SA	1,059,259	23,719,278
Grifols SA	925,045	27,033,974
Iberdrola SA	17,486,850	139,114,159
Industria de Diseno Textil SA	3,348,127	118,726,209
International Consolidated Airlines Group SA	1,963,710	16,263,568
Mapfre SA	3,337,821	11,247,057
Red Electrica Corp. SA	1,331,244	30,158,864
Repsol SA	3,753,530	69,012,535
Siemens Gamesa Renewable Energy SA	735,731	9,228,657
Telefonica SA	13,906,116	142,679,125

		1,503,663,052

Total Common Stocks — 97.7% (Cost: $13,731,017,971)		14,762,703,427

Preferred Stocks

Germany — 1.8%
Bayerische Motoren Werke AG, Preference Shares	171,491	14,865,498
Fuchs Petrolub SE, Preference Shares	215,903	11,365,619
Henkel AG & Co. KGaA, Preference Shares	545,877	74,199,907
Porsche Automobil Holding SE, Preference Shares	470,152	39,409,174
Schaeffler AG, Preference Shares	511,273	8,933,927
Volkswagen AG, Preference Shares	569,226	120,879,418

		269,653,543

Security	Shares	Value
Italy — 0.1%
Intesa Sanpaolo SpA, Preference Shares	2,944,034	$9,421,695
Telecom Italia SpA/Milano, Preference Shares	18,351,034	12,450,205

		21,871,900

Total Preferred Stocks — 1.9% (Cost: $289,930,249)		291,525,443

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(f)(g)(h)	24,951,627	24,956,618
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(f)(h)	5,590,593	5,590,593

		30,547,211

Total Short-Term Investments — 0.2% (Cost: $30,542,583)		30,547,211

Total Investments in Securities — 99.8% (Cost: $14,051,490,803)		15,084,776,081
Other Assets, Less Liabilities — 0.2%		32,707,832

Net Assets — 100.0%		$15,117,483,913

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,577,483	(32,625,856)	24,951,627	$24,956,618	$—	(a)	$(427)	$(4,410)
BlackRock Cash Funds: Treasury, SL Agency Shares	489,933	5,100,660	5,590,593	5,590,593	11,409		—	—

				$30,547,211	$11,409		$(427)	$(4,410)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

102

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Eurozone ETF

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	1,229	12/15/17	$52,359	$182,135

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,762,703,422	$—	$5	$14,762,703,427
Preferred Stocks	291,525,443	—	—	291,525,443
Money Market Funds	30,547,211	—	—	30,547,211

	$15,084,776,076	$—	$5	$15,084,776,081

Derivative financial instruments(a)
Assets
Futures Contracts	$182,135	$—	$—	$182,135

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

103

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 7.2%
Airbus SE	244,147	$25,410,874
Dassault Aviation SA	1,055	1,624,867
Safran SA	140,231	14,969,811
Thales SA	44,493	4,505,110
Zodiac Aerospace	85,963	2,531,700

		49,042,362
Air Freight & Logistics — 0.3%
Bollore SA	367,951	1,957,597

Auto Components — 3.0%
Cie. Generale des Etablissements Michelin, Class B	71,993	10,459,707
Faurecia	31,911	2,445,794
Valeo SA	100,733	7,325,447

		20,230,948
Automobiles — 2.0%
Peugeot SA	247,211	5,121,490
Renault SA	80,795	8,225,160

		13,346,650
Banks — 8.9%
BNP Paribas SA	472,276	35,803,057
Credit Agricole SA	478,518	8,076,289
Societe Generale SA	322,529	16,271,048

		60,150,394
Beverages — 2.2%
Pernod Ricard SA	89,251	13,946,134
Remy Cointreau SA	9,620	1,282,391

		15,228,525
Building Products — 1.8%
Cie. de Saint-Gobain	211,962	12,097,059

Capital Markets — 0.8%
Amundi SA(a)	25,410	2,271,715
Natixis SA	395,616	3,212,363

		5,484,078
Chemicals — 3.8%
Air Liquide SA	179,499	22,504,793
Arkema SA	28,644	3,510,997

		26,015,790
Commercial Services & Supplies — 0.6%
Edenred	93,999	2,694,396
Societe BIC SA	12,031	1,399,227

		4,093,623
Construction & Engineering — 4.4%
Bouygues SA	90,134	4,670,701
Eiffage SA	30,895	3,396,063
Vinci SA	212,102	21,708,918

		29,775,682
Construction Materials — 0.2%
Imerys SA	15,050	1,382,293

Diversified Financial Services — 0.5%
Eurazeo SA	18,231	1,607,288
Wendel SA	11,902	2,006,656

		3,613,944
Diversified Telecommunication Services — 2.5%
Iliad SA	11,109	2,603,465

Security	Shares	Value
Diversified Telecommunication Services (continued)
Orange SA	838,571	$14,478,118

		17,081,583
Electric Utilities — 0.5%
Electricite de France SA	242,727	3,186,465

Electrical Equipment — 4.3%
Legrand SA	111,819	8,394,292
Schneider Electric SE	238,251	20,513,312

		28,907,604
Electronic Equipment, Instruments & Components — 0.4%
Ingenico Group SA	24,902	2,614,075

Equity Real Estate Investment Trusts (REITs) — 3.0%
Fonciere Des Regions	14,168	1,518,531
Gecina SA	19,807	3,306,362
ICADE	14,018	1,304,389
Klepierre SA	92,493	3,826,855
Unibail-Rodamco SE	41,977	10,758,521

		20,714,658
Food & Staples Retailing — 1.0%
Carrefour SA	243,655	5,129,166
Casino Guichard Perrachon SA	23,774	1,449,378

		6,578,544
Food Products — 3.2%
Danone SA	253,625	21,446,899

Health Care Equipment & Supplies — 1.8%
BioMerieux	15,671	1,309,654
Essilor International Cie Generale d’Optique SA	87,221	11,236,978

		12,546,632
Hotels, Restaurants & Leisure — 1.3%
Accor SA	78,900	3,964,380
Sodexo SA	38,039	4,977,799

		8,942,179
Household Durables — 0.3%
SEB SA	9,489	1,751,439

Insurance — 4.3%
AXA SA	815,186	24,639,869
CNP Assurances	72,151	1,626,813
SCOR SE	72,625	2,966,724

		29,233,406
IT Services — 2.0%
Atos SE	39,798	5,896,053
Capgemini SE	67,543	7,802,220

		13,698,273
Life Sciences Tools & Services — 0.4%
Eurofins Scientific SE	4,652	2,821,663

Machinery — 0.4%
Alstom SA	64,780	2,678,698

Media — 3.6%
Eutelsat Communications SA	73,381	1,664,171
JCDecaux SA	31,925	1,332,683
Lagardere SCA	49,607	1,628,665
Publicis Groupe SA	87,129	5,796,964
SES SA	153,119	2,533,178
Vivendi SA	434,272	11,580,690

		24,536,351

104

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 1.2%
ArcelorMittal(b)	279,197	$8,444,021

Multi-Utilities — 3.2%
Engie SA	767,713	13,460,700
Suez	154,693	2,857,102
Veolia Environnement SA	201,278	5,101,068

		21,418,870
Oil, Gas & Consumable Fuels — 8.3%
TOTAL SA	998,560	56,441,953

Personal Products — 3.5%
L’Oreal SA	105,901	23,461,160

Pharmaceuticals — 6.7%
Ipsen SA	15,824	1,932,057
Sanofi	477,579	43,619,201

		45,551,258
Professional Services — 1.0%
Bureau Veritas SA	111,471	2,960,625
Teleperformance	24,287	3,601,002

		6,561,627
Semiconductors & Semiconductor Equipment — 0.9%
STMicroelectronics NV	267,913	6,082,253

Software — 1.2%
Dassault Systemes SE	54,472	5,865,606
Ubisoft Entertainment SA(b)	26,510	2,036,580

		7,902,186
Textiles, Apparel & Luxury Goods — 8.2%
Hermes International	13,312	7,029,164
Kering	31,847	14,154,349
LVMH Moet Hennessy Louis Vuitton SE	117,204	34,168,429

		55,351,942
Trading Companies & Distributors — 0.3%
Rexel SA	127,503	2,355,677

Security	Shares	Value
Transportation Infrastructure — 0.7%
Aeroports de Paris	12,479	$2,384,413
Groupe Eurotunnel SE, Registered	196,503	2,617,135

		5,001,548

Total Common Stocks — 99.9% (Cost: $638,102,823)		677,729,909

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	47,259	47,269
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	102,443	102,443

		149,712

Total Short-Term Investments — 0.0% (Cost: $149,712)		149,712

Total Investments in Securities — 99.9% (Cost: $638,252,535)		677,879,621
Other Assets, Less Liabilities — 0.1%		834,335

Net Assets — 100.0%		$678,713,956

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	47,259	47,259	$47,269	$—	(a)	$(77)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	218,501	(116,058)	102,443	102,443	404		—	—

				$149,712	$404		$(77)	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

105

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI France ETF

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	15	12/15/17	$960	$2,541

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$677,729,909	$—	$—	$677,729,909
Money Market Funds	149,712	—	—	149,712

	$677,879,621	$—	$—	$677,879,621

Derivative financial instruments(a)
Assets
Futures Contracts	$2,541	$—	$—	$2,541

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

106

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Argentina — 22.3%
Adecoagro SA(a)	467,758	$4,579,351
Arcos Dorados Holdings Inc., Class A(a)	600,463	5,974,607
Banco Macro SA, ADR	216,070	21,939,748
BBVA Banco Frances SA, ADR	339,070	7,137,423
Cresud SACIF y A, ADR	168,654	3,678,344
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	107,420	4,795,229
Globant SA(a)(b)	132,840	5,313,600
Grupo Financiero Galicia SA, ADR	485,030	27,709,764
Grupo Supervielle SA, ADR(b)	282,490	7,429,487
IRSA Inversiones y Representaciones SA, ADR	113,794	3,435,441
Pampa Energia SA, ADR(a)	281,670	17,948,012
Telecom Argentina SA, ADR(a)	358,340	12,466,648
Transportadora de Gas del Sur SA, ADR(a)	374,740	7,981,962
YPF SA, ADR	847,870	19,238,170

		149,627,786
Bahrain — 3.2%
Ahli United Bank BSC	18,425,595	12,692,578
Aluminium Bahrain BSC	930,921	1,516,600
GFH Financial Group BSC	13,326,799	6,131,851
Ithmaar Holding BSC(a)	8,806,390	883,701

		21,224,730
Bangladesh — 6.5%
ACI Ltd.	230,020	1,304,024
Acme Laboratores Ltd. (The)	965,557	1,325,423
Bangladesh Export Import Co. Ltd.	5,127,366	1,693,159
Beximco Pharmaceuticals Ltd.	2,544,080	3,185,657
BRAC Bank Ltd.	3,405,326	4,506,234
City Bank Ltd. (The)	4,030,504	2,647,333
GrameenPhone Ltd.	797,013	4,528,014
International Finance Investment & Commerce Bank Ltd.(a)	5,095,039	1,142,124
Islami Bank Bangladesh Ltd.	3,711,673	1,511,956
Lafarge Surma Cement Ltd.	3,379,121	2,264,286
National Bank Ltd.(a)	12,251,077	1,934,186
Olympic Industries Ltd.	1,079,192	3,711,978
Renata Ltd.	32,825	432,550
Square Pharmaceuticals Ltd.	3,250,407	11,822,511
Summit Power Ltd.	2,717,907	1,202,135

		43,211,570
Croatia — 0.3%
Valamar Riviera DD	250,659	1,778,245

Jordan — 1.7%
Al-Eqbal Investment Co. PLC	41,609	1,760,606
Arab Bank PLC	622,530	4,671,170
Bank of Jordan	271,010	1,139,083
Jordan Islamic Bank	304,220	1,579,026
Jordan Petroleum Refinery Co.	569,444	2,192,641

		11,342,526
Kazakhstan — 2.6%
Halyk Savings Bank of Kazakhstan JSC, GDR(a)(c)	433,780	4,238,031
KazMunaiGas Exploration Production JSC, GDR(c)	1,116,848	13,011,279

		17,249,310
Kenya — 6.3%
Co-Operative Bank of Kenya Ltd. (The)	13,610,760	2,152,891
East African Breweries Ltd.	2,597,142	6,048,657

Security	Shares	Value
Kenya (continued)
Equity Group Holdings Ltd./Kenya	16,708,800	$6,931,598
KCB Group Ltd.	14,877,636	5,955,385
Safaricom Ltd.	78,170,167	20,860,549

		41,949,080
Kuwait — 17.3%
Agility Public Warehousing Co. KSC	3,521,490	9,213,370
Al Mazaya Holding Co. KSCP	2,448,110	859,413
Alimtiaz Investment Co. KSCC	3,804,217	2,003,214
Boubyan Bank KSCP	3,372,462	4,657,449
Burgan Bank SAK	3,141,331	3,214,675
Human Soft Holding Co. KSC	322,649	4,007,066
Jazeera Airways Co. KSC	498,560	1,089,749
Kuwait Finance House KSCP	13,511,960	24,835,694
Kuwait International Bank KSCP	2,386,274	1,762,342
Kuwait Projects Co. Holding KSCP	2,050,008	1,996,033
Mabanee Co. SAK	2,286,160	5,564,920
Mezzan Holding Co. KSCC	630,756	1,585,507
Mobile Telecommunications Co. KSC	11,395,540	16,681,002
National Bank of Kuwait SAKP	13,895,883	33,180,764
National Industries Group Holding SAK(a)	4,740,746	2,307,964
National Real Estate Co. KPSC(a)	2,953,640	1,212,954
Warba Bank KSCP(a)	2,460,953	1,744,143

		115,916,259
Mauritius — 2.7%
Greenbay Properties Ltd.	51,735,101	10,163,098
MCB Group Ltd.	1,052,039	8,051,718

		18,214,816
Morocco — 7.5%
Attijariwafa Bank	279,871	14,763,016
Banque Centrale Populaire	145,626	4,709,878
Ciments du Maroc	5,753	1,048,341
Cosumar	127,940	4,144,689
Douja Promotion Groupe Addoha SA	858,144	3,449,402
Maroc Telecom	1,203,885	17,614,387
Societe d’Exploitation des Ports	153,519	2,445,768
Taqa Morocco	7,791	772,126
TOTAL Maroc SA	6,750	1,302,670

		50,250,277
Nigeria — 4.4%
Access Bank PLC	86,754,146	2,413,189
Afriland Properties PLC(a)	8,020	45
FBN Holdings PLC	115,955,955	2,302,992
Guaranty Trust Bank PLC	95,430,454	11,414,491
Lafarge Africa PLC	9,633,123	1,334,435
Nigerian Breweries PLC	3,004,854	1,105,820
Oando PLC(a)	31,574,622	526,097
Transnational Corp. of Nigeria PLC(a)	30,000,000	113,491
United Bank for Africa PLC	117,580,124	3,270,657
Zenith Bank PLC	100,947,920	7,000,366

		29,481,583
Oman — 3.6%
Bank Muscat SAOG	8,155,046	8,388,047
Bank Nizwa SAOG(a)	4,398,070	1,062,391
Bank Sohar SAOG	7,536,666	3,034,242
HSBC Bank Oman SAOG	2,958,150	968,122
Oman Telecommunications Co. SAOG	2,234,792	7,197,772
Ooredoo QSC	2,087,209	2,905,829

107

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Oman (continued)
Phoenix Power Co. SAOC	2,391,940	$838,732

		24,395,135
Romania — 4.9%
Banca Transilvania SA	20,318,870	11,298,118
BRD-Groupe Societe Generale SA	1,359,496	4,518,153
OMV Petrom SA	52,215,057	3,848,809
Societatea Energetica Electrica SA	1,202,687	3,626,347
Societatea Nationala de Gaze Naturale ROMGAZ SA	785,225	6,433,295
Transgaz SA Medias	30,646	3,132,604

		32,857,326
Slovenia — 0.6%
Petrol DD Ljubljana	3,733	1,491,099
Zavarovalnica Triglav DD	72,003	2,480,287

		3,971,386
Sri Lanka — 1.0%
John Keells Holdings PLC	6,734,559	6,795,942

Vietnam — 14.6%
Bank for Foreign Trade of Vietnam JSC	1,887,125	4,028,502
FLC Faros Construction JSC(a)	760,410	5,947,528
Hoa Phat Group JSC(a)	3,949,092	7,161,363
Hoa Sen Group	1,116,030	1,169,106
Hoang Huy Investment Financial Services JSC	1,157,370	957,704
Kinh Bac City Development Share Holding Corp.(a)	1,505,150	914,240
Masan Group Corp.	3,594,840	10,617,037
No Va Land Investment Group Corp.(a)	1,303,100	3,533,131
Petrovietnam Fertilizer & Chemicals JSC	1,103,760	1,044,514
PetroVietnam Technical Services Corp.	1,257,900	1,007,671
Saigon Beer Alcohol Beverage Corp.	144,690	2,095,249
Saigon Securities Inc.	2,194,810	2,598,666
Saigon Thuong Tin Commercial JSB(a)	3,520,909	2,030,146
Vietnam Dairy Products JSC	4,688,280	38,526,459
Vingroup JSC(a)	4,941,250	16,202,959

		97,834,275

Total Common Stocks — 99.5% (Cost: $548,812,581)		666,100,246

Security	Shares/ Par		Value
Rights

Nigeria — 0.0%
Lafarge Africa PLC (Expires 12/29/17)(a)		5,241,551	$106,435

Total Rights — 0.0% (Cost: $0)			106,435

Convertible Bonds

Oman — 0.0%
Bank Muscat SAOG	OMR	1,026,177	279,867

Total Convertible Bonds — 0.0% (Cost: $255,878)			279,867

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)		5,438,908	5,439,996
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)		5,407,964	5,407,964

			10,847,960

Total Short-Term Investments — 1.6% (Cost: $10,847,518)			10,847,960

Total Investments in Securities — 101.1% (Cost: $559,915,977)			677,334,508
Other Assets, Less Liabilities — (1.1)%			(7,532,064)

Net Assets — 100.0%			$669,802,444

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,575,839	863,069	5,438,908	$5,439,996	$—	(a)	$(226)	$(220)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,859,935	1,548,029	5,407,964	5,407,964	29,134		—	—

				$10,847,960	$29,134		$(226)	$(220)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

108

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Frontier 100 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$666,100,201	$45	$—	$666,100,246
Convertible Bonds	—	279,867	—	279,867
Rights	—	106,435	—	106,435
Money Market Funds	10,847,960	—	—	10,847,960

	$676,948,161	$386,347	$—	$677,334,508

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Abbreviations

OMR	Omani Rial

109

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.6%
MTU Aero Engines AG	167,854	$30,231,252

Air Freight & Logistics — 3.1%
Deutsche Post AG, Registered	3,111,552	147,994,240

Airlines — 0.5%
Deutsche Lufthansa AG, Registered	753,578	25,940,522

Auto Components — 2.0%
Continental AG	352,541	94,053,809

Automobiles — 8.1%
Bayerische Motoren Werke AG	1,061,093	107,136,638
Daimler AG, Registered	3,085,724	255,782,339
Volkswagen AG	104,027	21,576,163

		384,495,140
Banks — 1.0%
Commerzbank AG(a)	3,411,511	49,443,073

Capital Markets — 4.1%
Deutsche Bank AG, Registered	6,623,528	125,255,346
Deutsche Boerse AG	619,068	70,308,374

		195,563,720
Chemicals — 12.6%
BASF SE	2,943,513	329,911,554
Covestro AG(b)	392,206	40,919,093
Evonik Industries AG	522,697	19,532,270
K+S AG, Registered	613,389	14,389,789
Lanxess AG	293,304	22,319,194
Linde AG(a)	595,658	139,312,153
Symrise AG	395,227	33,651,882

		600,035,935
Construction & Engineering — 0.2%
HOCHTIEF AG	63,473	11,174,451

Construction Materials — 1.1%
HeidelbergCement AG	474,481	50,560,842

Diversified Telecommunication Services — 4.3%
Deutsche Telekom AG, Registered	10,667,084	190,910,635
Telefonica Deutschland Holding AG	2,433,403	11,594,265

		202,504,900
Electrical Equipment — 0.6%
OSRAM Licht AG	318,733	27,359,170

Food & Staples Retailing — 0.2%
METRO AG(a)	587,189	11,482,210

Health Care Providers & Services — 3.5%
Fresenius Medical Care AG & Co. KGaA	690,865	68,758,646
Fresenius SE & Co. KGaA	1,332,351	96,286,777

		165,045,423
Household Products — 0.9%
Henkel AG & Co. KGaA	331,244	40,443,775

Independent Power and Renewable Electricity Producers — 0.3%
Uniper SE	521,828	15,551,928

Industrial Conglomerates — 7.0%
Siemens AG, Registered	2,451,211	333,772,471

Security	Shares	Value
Insurance — 10.0%
Allianz SE, Registered	1,440,326	$340,297,369
Hannover Rueck SE	193,239	25,437,098
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	500,248	111,510,187

		477,244,654
Internet & Direct Marketing Retail — 0.4%
Zalando SE(a)(b)(c)	356,769	18,277,031

Internet Software & Services — 0.6%
United Internet AG, Registered(c)(d)	394,285	26,609,113

IT Services — 0.7%
Wirecard AG	307,587	32,846,249

Life Sciences Tools & Services — 0.5%
QIAGEN NV	704,529	22,290,596

Machinery — 1.3%
GEA Group AG	586,075	28,326,120
KION Group AG	227,070	18,513,672
MAN SE	112,943	12,707,232

		59,547,024
Media — 1.0%
Axel Springer SE	158,864	12,560,538
ProSiebenSat.1 Media SE, Registered	746,701	23,789,587
RTL Group SA(a)	126,716	10,123,017

		46,473,142
Metals & Mining — 0.8%
thyssenkrupp AG	1,396,548	38,282,347

Multi-Utilities — 2.9%
E.ON SE	7,041,357	81,581,612
Innogy SE(b)	445,097	20,610,175
RWE AG(a)	1,660,643	38,116,299

		140,308,086
Personal Products — 0.8%
Beiersdorf AG	323,039	38,513,700

Pharmaceuticals — 8.0%
Bayer AG, Registered	2,650,363	338,611,146
Merck KGaA	413,016	44,040,660

		382,651,806
Real Estate Management & Development — 2.6%
Deutsche Wohnen SE, Bearer	1,136,611	50,333,539
Vonovia SE	1,545,697	72,881,895

		123,215,434
Semiconductors & Semiconductor Equipment — 2.1%
Infineon Technologies AG	3,640,072	100,693,555

Software — 7.5%
SAP SE	3,149,725	355,465,101

Textiles, Apparel & Luxury Goods — 3.0%
adidas AG	603,441	126,058,643
HUGO BOSS AG	203,057	16,727,725

		142,786,368
Trading Companies & Distributors — 0.6%
Brenntag AG	495,154	30,877,753

Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	136,212	13,590,666

110

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
Drillisch AG	171,823	$13,134,417

Total Common Stocks — 93.5% (Cost: $4,269,338,501)		4,448,459,903

Preferred Stocks

Auto Components — 0.2%
Schaeffler AG, Preference Shares	543,879	9,503,680

Automobiles — 3.8%
Bayerische Motoren Werke AG, Preference Shares	176,640	15,311,833
Porsche Automobil Holding SE, Preference Shares	490,735	41,134,486
Volkswagen AG, Preference Shares	593,440	126,021,443

		182,467,762

Chemicals — 0.3%
Fuchs Petrolub SE, Preference Shares	222,723	11,724,639

Household Products — 1.6%
Henkel AG & Co. KGaA, Preference Shares	570,967	77,610,338

Total Preferred Stocks — 5.9% (Cost: $293,447,578)		281,306,419

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	20,037,237	20,041,244

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	529,877	$529,877

		20,571,121

Total Short-Term Investments — 0.4% (Cost: $20,571,121)		20,571,121

Total Investments in Securities — 99.8% (Cost: $4,583,357,200)		4,750,337,443
Other Assets, Less Liabilities — 0.2%		10,877,331

Net Assets — 100.0%		$4,761,214,774

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,810,722	(49,773,485)	20,037,237	$20,041,244	$—	(a)	$(2,277)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	589,306	(59,429)	529,877	529,877	2,237		—	—

				$20,571,121	$2,237		$(2,277)	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	53	12/15/17	$20,621	$842,462

111

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Germany ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,448,459,903	$—	$—	$4,448,459,903
Preferred Stocks	281,306,419	—	—	281,306,419
Money Market Funds	20,571,121	—	—	20,571,121

	$4,750,337,443	$—	$—	$4,750,337,443

Derivative financial instruments(a)
Assets
Futures Contracts	$842,462	$—	$—	$842,462

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

112

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 1.6%
Australian Agricultural Co. Ltd.(a)(b)	32,676	$32,124
Costa Group Holdings Ltd.	22,008	105,256
GrainCorp Ltd., Class A	17,808	102,879
Inghams Group Ltd.	13,881	37,198
Nufarm Ltd./Australia	19,117	128,582
Select Harvests Ltd.(b)	6,825	24,093
Tassal Group Ltd.	13,944	42,237

		472,369
Brazil — 0.3%
Sao Martinho SA	12,600	65,920
SLC Agricola SA	4,200	28,604

		94,524
Canada — 8.9%
Ag Growth International Inc.	1,407	58,342
Agrium Inc.	11,214	1,233,949
Clearwater Seafoods Inc.	2,772	15,880
Potash Corp. of Saskatchewan Inc.	68,187	1,340,134
Rogers Sugar Inc.	7,014	34,245

		2,682,550
China — 0.9%
China Agri-Industries Holdings Ltd.	168,200	69,777
China BlueChemical Ltd., Class H	168,000	46,677
China Huishan Dairy Holdings Co. Ltd.(a)(b)(c)	315,000	—
China Modern Dairy Holdings Ltd.(a)	105,000	20,973
China Shengmu Organic Milk Ltd.(a)(b)(d)	273,000	46,140
COFCO Meat Holdings Ltd.(a)(b)	168,000	34,632
First Tractor Co. Ltd., Class H(b)	42,000	17,423
Hubei Sanonda Co. Ltd., Class B(a)	17,100	19,289
Sinofert Holdings Ltd.(a)(b)	210,000	31,190
YuanShengTai Dairy Farm Ltd.(a)	83,000	3,135

		289,236
Finland — 0.1%
Ponsse OYJ	903	28,845

France — 0.2%
Naturex(a)(b)	462	49,148

Germany — 1.8%
K+S AG, Registered(b)	15,855	371,950
KWS Saat SE	147	58,989
Suedzucker AG	5,880	122,062

		553,001
Hong Kong — 2.5%
WH Group Ltd.(d)	703,500	746,718

Indonesia — 1.0%
Charoen Pokphand Indonesia Tbk PT	588,000	126,938
Eagle High Plantations Tbk PT(a)	1,010,100	16,579
Inti Agri Resources Tbk PT	2,421,300	58,357
Japfa Comfeed Indonesia Tbk PT	352,800	34,560
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	268,800	27,623
Salim Ivomas Pratama Tbk PT	176,400	6,442
Sawit Sumbermas Sarana Tbk PT	186,900	20,658
Tunas Baru Lampung Tbk PT	266,700	27,506

		318,663
Ireland — 0.3%
Origin Enterprises PLC	9,870	80,238

Security	Shares	Value
Israel — 0.7%
Israel Chemicals Ltd.	40,887	$166,644
Israel Corp. Ltd. (The), ADR(a)	294	50,716

		217,360
Japan — 8.0%
Chubu Shiryo Co. Ltd.	2,100	42,505
Hokuto Corp.	2,100	37,870
Iseki & Co. Ltd.	2,100	51,475
Kubota Corp.	84,000	1,591,350
Kumiai Chemical Industry Co. Ltd.(b)	6,300	43,912
Maruha Nichiro Corp.	4,200	121,228
Mitsui Sugar Co. Ltd.	1,600	65,770
NH Foods Ltd.	14,000	344,917
Nihon Nohyaku Co. Ltd.	2,100	13,005
Nippon Beet Sugar Manufacturing Co. Ltd.	700	16,902
Sakata Seed Corp.	2,100	69,715
YAMABIKO Corp.	2,100	31,789

		2,430,438
Malaysia — 1.9%
Felda Global Ventures Holdings Bhd(b)	130,200	57,945
Genting Plantations Bhd(b)	18,900	48,527
IOI Corp. Bhd(b)	174,300	190,091
Kuala Lumpur Kepong Bhd	35,700	212,829
QL Resources Bhd(b)	76,505	78,572

		587,964
Mexico — 0.2%
Industrias Bachoco SAB de CV, Series B	12,600	61,456

Netherlands — 4.1%
CNH Industrial NV	82,593	1,071,460
ForFarmers NV	1,365	16,373
OCI NV(a)(b)	6,258	140,840

		1,228,673
Norway — 5.7%
Austevoll Seafood ASA	7,203	60,823
Bakkafrost P/F	3,360	127,392
Grieg Seafood ASA	4,599	42,025
Leroy Seafood Group ASA	24,507	134,689
Marine Harvest ASA	32,823	579,666
Norway Royal Salmon ASA	1,192	19,484
Salmar ASA	4,095	120,384
Yara International ASA	14,574	650,312

		1,734,775
Pakistan — 0.4%
Engro Corp. Ltd./Pakistan	23,100	57,505
Engro Fertilizers Ltd.	31,967	19,876
Fauji Fertilizer Bin Qasim Ltd.	31,500	10,753
Fauji Fertilizer Co. Ltd.	33,600	25,850
Millat Tractors Ltd.	2,100	23,154

		137,138
Poland — 0.2%
Grupa Azoty SA	3,738	75,654

Russia — 0.5%
PhosAgro PJSC, GDR(e)	9,618	144,270
Ros Agro PLC, GDR(e)	390	4,704

		148,974
Singapore — 1.9%
Bumitama Agri Ltd.	39,900	22,512
China XLX Fertiliser Ltd.	42,000	13,282

113

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
First Resources Ltd.(b)	46,200	$64,138
Golden Agri-Resources Ltd.	571,200	156,900
Indofood Agri Resources Ltd.	12,600	3,648
Japfa Ltd.	27,300	10,134
Wilmar International Ltd.	130,200	301,577

		572,191
South Africa — 0.5%
Astral Foods Ltd.	3,276	52,829
Oceana Group Ltd.	3,045	18,302
Tongaat Hulett Ltd.	8,631	67,201

		138,332
South Korea — 0.4%
Dongwon Industries Co. Ltd.	126	37,282
Easy Bio Inc.	2,835	16,308
Farmsco	1,302	14,836
Jeil Holdings Co. Ltd.(a)	1,344	20,933
Namhae Chemical Corp.	2,856	23,068
Sajo Industries Co. Ltd.	189	12,609

		125,036
Sweden — 0.1%
Scandi Standard AB	3,024	22,769

Taiwan — 0.3%
Charoen Pokphand Enterprise	21,000	41,868
Taiwan Fertilizer Co. Ltd.	42,000	53,631

		95,499
Thailand — 0.7%
Charoen Pokphand Foods PCL, NVDR	221,600	160,127
GFPT PCL, NVDR	51,500	21,603
Khon Kaen Sugar Industry PCL, NVDR(b)	153,454	23,305
Thaifoods Group PCL, NVDR	121,800	22,935

		227,970
Turkey — 0.1%
Gubre Fabrikalari TAS(a)	12,726	11,859
Turk Traktor ve Ziraat Makineleri AS	651	12,250

		24,109
United Kingdom — 0.4%
Sirius Minerals PLC(a)	339,948	114,583

United States — 51.7%
AGCO Corp.	5,166	365,649
AgroFresh Solutions Inc.(a)	2,394	14,556
American Vanguard Corp.	2,520	50,148
Archer-Daniels-Midland Co.	45,003	1,794,720
Bob Evans Farms Inc/DE	1,365	106,525
Bunge Ltd.	11,256	753,139
Cal-Maine Foods Inc.(a)(b)	2,415	120,146
CF Industries Holdings Inc.	19,026	712,904
Darling Ingredients Inc.(a)	13,272	238,232
Deere & Co.	21,987	3,294,972
FMC Corp.	10,962	1,034,813
Fresh Del Monte Produce Inc.	2,541	123,747
Ingredion Inc.	5,670	785,182
Lindsay Corp.	924	86,699
Monsanto Co.	35,511	4,202,372

Security	Shares	Value
United States (continued)
Mosaic Co. (The)	27,090	$658,016
Omega Protein Corp.	1,806	39,642
Sanderson Farms Inc.	1,680	285,079
Scotts Miracle-Gro Co. (The), Class A	3,675	363,457
Titan International Inc.	4,284	51,279
Toro Co. (The)	8,736	570,024

		15,651,301

Total Common Stocks — 95.4% (Cost: $28,626,058)		28,909,514

Investment Companies

India — 2.7%
iShares India 50 ETF(b)(f)	22,743	813,517

Total Investment Companies — 2.7% (Cost: $680,806)		813,517

Preferred Stocks

Chile — 1.5%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	8,043	434,528

Total Preferred Stocks — 1.5% (Cost: $223,120)		434,528

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(f)(g)(h)	1,128,273	1,128,499
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(f)(g)	30,214	30,214

		1,158,713

Total Short-Term Investments — 3.8% (Cost: $1,158,647)		1,158,713

Total Investments in Securities — 103.4% (Cost: $30,688,631)		31,316,272
Other Assets, Less Liabilities — (3.4)%		(1,022,364)

Net Assets — 100.0%		$30,293,908

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

114

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Agriculture Producers ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
iShares India 50 ETF	22,680	1,476	(1,413)		22,743	$813,517	$—		$11,177	$(483)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,885,655	—	(757,382	)(a)	1,128,273	1,128,499	—	(b)	(115)	(61)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,102	—	(6,888	)(a)	30,214	30,214	99		—	—

						$1,972,230	$99		$11,062	$(544)

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$28,909,514	$—	$—	(a)	$28,909,514
Investment Companies	813,517	—	—		813,517
Preferred Stocks	434,528	—	—		434,528
Money Market Funds	1,158,713	—	—		1,158,713

	$31,316,272	$—	$—	(a)	$31,316,272

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

115

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 1.7%
Beach Energy Ltd.	26,560	$21,171
Karoon Gas Australia Ltd.(a)(b)	4,192	4,328
Oil Search Ltd.	20,080	107,011
Santos Ltd.(a)	26,272	101,318
Washington H Soul Pattinson & Co. Ltd.	1,568	20,129
Whitehaven Coal Ltd.	7,216	21,090
Woodside Petroleum Ltd.	12,080	284,286

		559,333
Austria — 0.4%
OMV AG	2,080	129,609

Brazil — 0.6%
Petroleo Brasileiro SA(a)	43,200	210,812
QGEP Participacoes SA	1,600	4,112

		214,924
Canada — 7.9%
Advantage Oil & Gas Ltd.(a)	2,768	12,956
ARC Resources Ltd.	5,077	62,305
Athabasca Oil Corp.(a)	4,576	4,475
Baytex Energy Corp.(a)(b)	3,074	10,332
Birchcliff Energy Ltd.(b)	2,880	11,155
Bonavista Energy Corp.	3,232	5,620
Bonterra Energy Corp.	448	5,376
Cameco Corp.	6,016	56,504
Canacol Energy Ltd.(a)	1,184	3,786
Canadian Natural Resources Ltd.	15,712	533,693
Cardinal Energy Ltd.	2,560	9,836
Cenovus Energy Inc.	14,720	140,539
Crescent Point Energy Corp.	8,576	62,641
Crew Energy Inc.(a)	2,832	8,683
Encana Corp.	13,952	165,371
Enerplus Corp.	3,360	30,645
Freehold Royalties Ltd.	1,168	13,799
Husky Energy Inc.(a)	5,136	62,311
Imperial Oil Ltd.	4,128	127,528
Kelt Exploration Ltd.(a)	2,023	11,039
MEG Energy Corp.(a)(b)	3,072	13,020
NexGen Energy Ltd.(a)(b)	4,737	11,509
NuVista Energy Ltd.(a)	2,336	15,268
Obsidian Energy Ltd.(a)(b)	6,080	7,929
Painted Pony Energy Ltd.(a)(b)	1,552	3,614
Paramount Resources Ltd., Class A(a)	1,072	17,732
Parex Resources Inc.(a)	2,048	27,406
Pengrowth Energy Corp.(a)(b)	6,672	5,697
Peyto Exploration & Development Corp.	2,608	30,993
PrairieSky Royalty Ltd.	2,944	77,148
Raging River Exploration Inc.(a)	3,088	18,025
Seven Generations Energy Ltd., Class A(a)	3,720	50,936
Spartan Energy Corp.(a)	2,800	15,735
Suncor Energy Inc.	23,728	824,209
Surge Energy Inc.	4,352	6,925
TORC Oil & Gas Ltd.	1,888	10,346
Tourmaline Oil Corp.(a)	3,424	61,607
Ultra Petroleum Corp.(a)	2,560	24,550
Vermilion Energy Inc.	1,888	66,680
Whitecap Resources Inc.	4,896	33,405

		2,661,328

Security	Shares	Value
China — 2.2%
China Shenhua Energy Co. Ltd., Class H	48,000	$118,122
CNOOC Ltd.	256,000	346,788
Inner Mongolia Yitai Coal Co. Ltd., Class B	12,800	17,818
MIE Holdings Corp.(a)	32,000	2,745
PetroChina Co. Ltd., Class H	320,000	215,103
Yanzhou Coal Mining Co. Ltd., Class H	32,000	29,869

		730,445
Colombia — 0.1%
Ecopetrol SA	78,560	45,744

Finland — 0.3%
Neste OYJ	1,824	113,527

France — 5.7%
Esso SA Francaise(a)	48	3,202
Etablissements Maurel et Prom(a)	1,024	4,395
TOTAL SA	33,712	1,905,515

		1,913,112
Greece — 0.1%
Hellenic Petroleum SA	739	6,653
Motor Oil Hellas Corinth Refineries SA	1,065	25,625

		32,278
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	5,120	59,491

India — 2.1%
Reliance Industries Ltd., GDR(c)	24,800	690,680

Indonesia — 0.4%
Adaro Energy Tbk PT	214,400	26,947
Bumi Resources Tbk PT(a)	387,200	8,588
Delta Dunia Makmur Tbk PT(a)	72,000	4,338
Harum Energy Tbk PT(a)	12,800	1,931
Indika Energy Tbk PT(a)	22,400	4,637
Indo Tambangraya Megah Tbk PT	6,400	10,007
Medco Energi Internasional Tbk PT(a)	89,600	6,492
Sugih Energy Tbk PT(a)	618,000	2,284
Tambang Batubara Bukit Asam Persero Tbk PT	11,200	9,315
United Tractors Tbk PT	25,600	63,404

		137,943
Israel — 0.1%
Jerusalem Oil Exploration(a)	64	3,481
Naphtha Israel Petroleum Corp. Ltd.	977	5,995
Oil Refineries Ltd.	29,424	14,974
Paz Oil Co. Ltd.	128	22,637

		47,087
Italy — 1.9%
Eni SpA	36,896	607,543
Saras SpA	6,176	15,950

		623,493
Japan — 1.6%
Cosmo Energy Holdings Co. Ltd.	1,600	48,255
Idemitsu Kosan Co. Ltd.	1,600	53,903
Inpex Corp.	14,400	162,781
Japan Petroleum Exploration Co. Ltd.(b)	100	2,299
JXTG Holdings Inc.	43,200	243,207
Showa Shell Sekiyu KK	3,200	40,949

		551,394
Malaysia — 0.0%
Hengyuan Refining Co. Bhd(a)	1,600	4,116

116

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	2,400	$4,200

Norway — 1.1%
Aker BP ASA	1,552	36,639
DNO ASA(a)	9,120	10,748
Statoil ASA	16,304	328,057

		375,444
Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	9,600	14,165
Pakistan Oilfields Ltd.	1,676	9,549

		23,714
Philippines — 0.0%
Petron Corp.	32,000	6,112

Poland — 0.5%
Grupa Lotos SA	1,432	22,889
Lubelski Wegiel Bogdanka SA	120	2,338
Polski Koncern Naftowy ORLEN SA	4,368	137,382

		162,609
Portugal — 0.4%
Galp Energia SGPS SA	6,848	129,459

Russia — 2.3%
LUKOIL PJSC	3,936	221,853
LUKOIL PJSC, ADR	2,112	117,322
Novatek PJSC, GDR(d)	1,296	146,837
Rosneft Oil Co. PJSC	9,280	46,643
Rosneft Oil Co. PJSC, GDR	7,130	35,172
Surgutneftegas OJSC	54,400	25,610
Surgutneftegas OJSC, ADR	4,232	19,442
Tatneft PJSC, Class S	21,920	171,379

		784,258
South Africa — 0.1%
Exxaro Resources Ltd.	3,344	36,140

South Korea — 0.8%
SK Innovation Co. Ltd.	960	182,164
S-Oil Corp.	672	73,792

		255,956
Spain — 1.0%
Repsol SA	17,558	322,822

Sweden — 0.2%
Lundin Petroleum AB(a)(b)	2,704	62,490

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	8,000	9,186
Banpu PCL, NVDR	27,200	14,241
Esso Thailand PCL, NVDR(a)	22,400	11,317
IRPC PCL, NVDR	184,000	34,930
PTT Exploration & Production PCL, NVDR	20,831	58,200
Thai Oil PCL, NVDR	16,000	45,560

		173,434
Turkey — 0.2%
Tupras Turkiye Petrol Rafinerileri AS	1,840	57,093

United Arab Emirates — 0.0%
Dana Gas PJSC(a)	44,624	8,504

United Kingdom — 17.2%
Amerisur Resources PLC(a)(b)	19,808	4,961

Security	Shares	Value
United Kingdom (continued)
BP PLC	281,840	$1,865,980
Cairn Energy PLC(a)	9,360	26,797
EnQuest PLC, ADR(a)(b)	20,240	7,534
Faroe Petroleum PLC(a)	5,664	7,801
Hurricane Energy PLC(a)	18,992	6,491
Nostrum Oil & Gas PLC(a)(b)	1,072	4,780
Ophir Energy PLC(a)	12,192	10,727
Pantheon Resources PLC(a)(b)	336	225
Premier Oil PLC(a)(b)	7,120	6,674
Royal Dutch Shell PLC, Class A, ADR	63,392	2,022,986
Royal Dutch Shell PLC, Class B	54,192	1,752,133
SOCO International PLC	3,488	5,017
Sound Energy PLC(a)(b)	8,256	5,979
Stobart Group Ltd.	4,272	16,389
Tullow Oil PLC(a)(b)	20,272	48,983

		5,793,457
United States — 48.7%
Anadarko Petroleum Corp.	8,000	384,720
Andeavor	2,144	226,128
Antero Resources Corp.(a)(b)	3,424	65,056
Apache Corp.	5,472	228,894
Arch Coal Inc., Class A	320	26,419
Bill Barrett Corp.(a)	752	4,399
Bonanza Creek Energy Inc.(a)	224	6,220
Cabot Oil & Gas Corp.	6,560	189,912
California Resources Corp.(a)(b)	480	7,550
Callon Petroleum Co.(a)	2,928	32,325
Carrizo Oil & Gas Inc.(a)	1,168	22,577
Centennial Resource Development Inc./DE, Class A(a)	1,632	33,113
Chesapeake Energy Corp.(a)(b)	13,008	52,943
Chevron Corp.	27,024	3,215,586
Cimarex Energy Co.	1,392	161,625
CNX Resources Corp.(a)	2,752	38,390
Concho Resources Inc.(a)	2,144	299,860
ConocoPhillips	17,376	884,091
CONSOL Energy Inc.(a)	616	13,552
Continental Resources Inc./OK(a)(b)	1,360	64,369
CVR Energy Inc.	224	7,314
Delek U.S. Holdings Inc.	1,008	33,486
Denbury Resources Inc.(a)	5,824	10,192
Devon Energy Corp.	7,200	277,416
Diamondback Energy Inc.(a)	1,264	138,168
Eclipse Resources Corp.(a)(b)	1,008	2,500
Energen Corp.(a)	1,408	79,496
EOG Resources Inc.	8,288	848,028
EQT Corp.	3,616	215,514
Extraction Oil & Gas Inc.(a)	1,424	21,445
Exxon Mobil Corp.	60,576	5,045,375
Gran Tierra Energy Inc.(a)(b)	5,168	11,628
Gulfport Energy Corp.(a)	2,192	28,058
Halcon Resources Corp.(a)	1,392	9,869
Hess Corp.	4,160	190,861
HollyFrontier Corp.	2,384	106,040
Jagged Peak Energy Inc.(a)	192	2,915
Kosmos Energy Ltd.(a)(b)	3,200	25,536
Laredo Petroleum Inc.(a)(b)	2,272	24,288
Marathon Oil Corp.	12,160	180,454
Marathon Petroleum Corp.	7,168	448,932
Matador Resources Co.(a)	1,312	37,523
Murphy Oil Corp.	2,432	67,974

117

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Newfield Exploration Co.(a)(b)	2,928	$90,563
Noble Energy Inc.	6,800	178,840
Oasis Petroleum Inc.(a)	3,184	32,572
Occidental Petroleum Corp.	10,896	768,168
Par Pacific Holdings Inc.(a)(b)	272	5,647
Parsley Energy Inc., Class A(a)	3,152	84,663
PBF Energy Inc., Class A	1,584	51,274
PDC Energy Inc.(a)(b)	816	37,495
Peabody Energy Corp.(a)	1,280	42,637
Pioneer Natural Resources Co.	2,416	376,993
QEP Resources Inc.(a)	3,312	31,994
Range Resources Corp.	3,504	63,142
Resolute Energy Corp.(a)(b)	240	7,181
Ring Energy Inc.(a)	768	10,890
RSP Permian Inc.(a)	1,696	62,294
Sanchez Energy Corp.(a)(b)	705	3,652
SandRidge Energy Inc.(a)	448	8,337
SM Energy Co.(b)	1,344	27,740
Southwestern Energy Co.(a)	7,088	45,080
SRC Energy Inc.(a)	2,656	23,267
Stone Energy Corp.(a)	256	6,487
Tellurian Inc.(a)	800	10,096
Valero Energy Corp.	6,288	538,378
Whiting Petroleum Corp.(a)	1,260	31,437
WildHorse Resource Development Corp.(a)	272	4,488
WPX Energy Inc.(a)	5,712	72,371

		16,386,427

Total Common Stocks — 98.4% (Cost: $33,521,184)		33,096,623

Preferred Stocks

Brazil — 0.8%
Petroleo Brasileiro SA, Preference Shares	56,000	263,510

Security	Shares	Value
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares	105,600	$51,323

Total Preferred Stocks — 0.9% (Cost: $222,667)		314,833

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	601,235	601,355
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	4,085	4,085

		605,440

Total Short-Term Investments — 1.8% (Cost: $605,377)		605,440

Total Investments in Securities — 101.1% (Cost: $34,349,228)		34,016,896
Other Assets, Less Liabilities — (1.1)%		(384,203)

Net Assets — 100.0%		$33,632,693

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	656,714	(55,479)	601,235	$601,355	$—	(a)	$(84)	$(31)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,717	(21,632)	4,085	4,085	43		—	—

				$605,440	$43		$(84)	$(31)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

118

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Energy Producers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,096,623	$—	$—	$33,096,623
Preferred Stocks	314,833	—	—	314,833
Money Market Funds	605,440	—	—	605,440

	$34,016,896	$—	$—	$34,016,896

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

119

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 12.5%
Newcrest Mining Ltd.	1,883,825	$33,335,758
Resolute Mining Ltd.	2,609,845	2,010,982
St. Barbara Ltd.	2,168,477	5,267,837
Westgold Resources Ltd.(a)(b)	1,477,985	2,114,993

		42,729,570
Canada — 50.8%
Agnico Eagle Mines Ltd.	346,644	15,215,958
Alacer Gold Corp.(a)	1,838,796	2,983,066
Alamos Gold Inc., Class A(b)	1,452,718	9,246,516
Asanko Gold Inc.(a)(b)	265,891	163,047
Barrick Gold Corp.	2,974,406	41,142,525
Centerra Gold Inc.(a)	885,418	5,017,117
China Gold International Resources Corp. Ltd.(a)(b)	1,592,134	2,619,983
Eldorado Gold Corp.(b)	2,725,420	3,130,964
Endeavour Mining Corp.(a)(b)	228,878	4,148,336
Goldcorp Inc.	2,081,818	26,356,013
Guyana Goldfields Inc.(a)(b)	619,343	2,105,660
IAMGOLD Corp.(a)	1,631,814	8,904,488
Kinross Gold Corp.(a)	3,604,585	15,080,892
Kirkland Lake Gold Ltd.	659,396	9,514,998
New Gold Inc.(a)(b)	2,163,003	6,799,784
Premier Gold Mines Ltd.(a)	409,132	1,152,798
SEMAFO Inc.(a)	1,515,812	3,753,350
SSR Mining Inc.(a)	384,593	3,221,112
Tahoe Resources Inc.(b)	948,535	4,211,457
Yamana Gold Inc.	3,215,616	8,236,849

		173,004,913
Peru — 2.7%
Cia. de Minas Buenaventura SAA, ADR	661,466	9,253,909

South Africa — 10.5%
AngloGold Ashanti Ltd.	1,189,829	12,454,285
Gold Fields Ltd.	2,694,644	11,493,592
Harmony Gold Mining Co. Ltd.	1,830,662	3,384,226
Sibanye Gold Ltd.	6,049,134	8,322,686

		35,654,789
Turkey — 1.0%
Koza Altin Isletmeleri AS(a)	443,409	3,425,989

United Kingdom — 6.7%
Acacia Mining PLC	340,566	795,238

Security	Shares	Value
United Kingdom (continued)
Centamin PLC	3,788,454	$7,061,591
Randgold Resources Ltd.	162,739	14,924,767

		22,781,596
United States — 15.6%
McEwen Mining Inc.	1,456,524	2,927,613
Newmont Mining Corp.	1,359,407	50,284,465

		53,212,078

Total Common Stocks — 99.8% (Cost: $368,049,759)		340,062,844

Warrants

Australia — 0.0%
Westgold Resources Ltd. (Expires 06/30/19)(a)	308,728	72,655

Total Warrants — 0.0% (Cost: $0)		72,655

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	8,308,810	8,310,472
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	24,606	24,606

		8,335,078

Total Short-Term Investments — 2.5% (Cost: $8,334,520)		8,335,078

Total Investments in Securities — 102.3% (Cost: $376,384,279)		348,470,577
Other Assets, Less Liabilities — (2.3)%		(7,673,656)

Net Assets — 100.0%		$340,796,921

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,122,703	3,186,107	8,308,810	$8,310,472	$—	(a)	$(1,192)	$(279)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,472	(2,866)	24,606	24,606	280		—	—

				$8,335,078	$280		$(1,192)	$(279)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

120

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Gold Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$340,062,844	$—	$—	$340,062,844
Warrants	72,655	—	—	72,655
Money Market Funds	8,335,078	—	—	8,335,078

	$348,470,577	$—	$—	$348,470,577

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

121

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 17.1%
A.C.N. 004 410 833 Ltd.(a)(b)(c)	727,228	$6
Alumina Ltd.	1,056,720	1,780,904
Ausdrill Ltd.	138,675	251,607
BHP Billiton Ltd.	1,350,925	27,997,638
BlueScope Steel Ltd.	242,760	2,508,203
Fortescue Metals Group Ltd.	567,160	1,980,573
Galaxy Resources Ltd.(b)(c)	169,025	494,014
Iluka Resources Ltd.	184,380	1,298,941
Independence Group NL(c)	221,760	707,066
Jacana Minerals Ltd.(a)(b)(c)	6,808	—
Mineral Resources Ltd.	65,940	978,140
Orocobre Ltd.(b)(c)	86,940	413,163
OZ Minerals Ltd.	129,780	822,663
Pilbara Minerals Ltd.(b)(c)	602,180	482,288
Rio Tinto Ltd.(c)	182,910	9,851,840
Sandfire Resources NL	73,290	345,513
Sims Metal Management Ltd.	69,930	744,285
South32 Ltd.	2,203,900	5,454,274
Syrah Resources Ltd.(b)	123,865	387,412
Western Areas Ltd.	123,900	288,760

		56,787,290
Austria — 0.8%
Voestalpine AG	47,670	2,774,327

Belgium — 0.3%
Bekaert SA	15,330	638,293
Nyrstar NV(b)(c)	37,800	269,659

		907,952
Brazil — 4.5%
Cia. Siderurgica Nacional SA(b)	252,000	567,453
Vale SA	1,330,362	14,302,867

		14,870,320
Canada — 5.0%
Altius Minerals Corp.	19,320	200,503
Arizona Mining Inc.(b)	46,225	113,024
First Quantum Minerals Ltd.	296,940	3,418,164
HudBay Minerals Inc.	102,270	743,825
Ivanhoe Mines Ltd., Class A(b)	272,580	933,073
Labrador Iron Ore Royalty Corp.	25,200	449,308
Lithium Americas Corp.(b)	46,225	486,541
Lucara Diamond Corp.	139,860	272,490
Lundin Mining Corp.	282,660	1,649,929
Major Drilling Group International Inc.(b)	39,480	196,128
Nemaska Lithium Inc.(b)	138,675	215,284
Nevsun Resources Ltd.	128,075	292,277
Northern Dynasty Minerals Ltd.(b)	115,662	231,629
Stornoway Diamond Corp.(b)	184,070	94,300
Taseko Mines Ltd.(b)	92,450	193,755
Teck Resources Ltd., Class B	244,860	5,633,510
Trevali Mining Corp.(b)	249,717	263,615
Turquoise Hill Resources Ltd.(b)	390,760	1,158,661

		16,546,016
Chile — 0.1%
CAP SA	31,966	298,405

China — 1.3%
Aluminum Corp. of China Ltd., Class H(b)	1,680,000	1,114,235
Chiho Environmental Group Ltd.(b)(c)	420,000	210,801

Security	Shares	Value
China (continued)
China Daye Non-Ferrous Metals Mining Ltd.(b)	192,000	$2,385
China Metal Recycling Holdings Ltd.(a)(b)	132,000	—
China Molybdenum Co. Ltd., Class H	1,935,000	1,206,557
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	91,074	99,726
Jiangxi Copper Co. Ltd., Class H	420,000	653,914
MMG Ltd.(b)	846,000	386,702
North Mining Shares Co. Ltd.(b)	6,300,000	110,509
Shougang Concord International Enterprises Co. Ltd.(b)(c)	8,560,000	249,889
Shougang Fushan Resources Group Ltd.	1,260,000	261,350
Xinjiang Xinxin Mining Industry Co. Ltd., Class H(b)	420,000	58,616

		4,354,684
Egypt — 0.0%
Ezz Steel(b)	26,875	29,561

Finland — 0.4%
Outokumpu OYJ	132,300	1,145,250

France — 0.5%
APERAM SA	20,863	1,068,300
Eramet(b)	4,200	424,817

		1,493,117
Germany — 2.2%
Aurubis AG	15,330	1,274,027
Salzgitter AG	16,170	834,162
thyssenkrupp AG	188,160	5,157,865

		7,266,054
India — 1.2%
Tata Steel Ltd., GDR(c)(d)	376,192	3,818,349

Indonesia — 0.1%
Aneka Tambang Persero Tbk PT(b)	3,927,038	193,071
Krakatau Steel Persero Tbk PT(b)	1,617,153	54,280
Pelat Timah Nusantara Tbk PT(b)	235,600	47,029
Timah Persero Tbk PT	1,623,067	101,997

		396,377
Japan — 9.0%
Asahi Holdings Inc.	4,900	86,742
Daido Steel Co. Ltd.	9,800	594,629
Dowa Holdings Co. Ltd.	21,500	820,383
Hitachi Metals Ltd.	105,000	1,393,369
JFE Holdings Inc.	234,300	5,531,662
Kobe Steel Ltd.(b)	147,000	1,383,236
Kyoei Steel Ltd.(c)	21,000	376,069
Maruichi Steel Tube Ltd.	31,500	892,319
Mitsubishi Materials Corp.	43,500	1,457,710
Mitsui Mining & Smelting Co. Ltd.	21,000	1,189,759
Nakayama Steel Works Ltd.	42,000	269,854
Neturen Co. Ltd.	42,000	439,123
Nippon Denko Co. Ltd.	63,000	249,962
Nippon Light Metal Holdings Co. Ltd.	314,000	841,785
Nippon Steel & Sumitomo Metal Corp.	314,540	7,648,124
Nisshin Steel Co. Ltd.	42,000	649,301
OSAKA Titanium Technologies Co. Ltd.(c)	1,800	29,918
Sumitomo Metal Mining Co. Ltd.	105,000	4,086,279
Toho Titanium Co. Ltd.(c)	21,000	190,474
Tokyo Steel Manufacturing Co. Ltd.(c)	20,500	178,428
Toyo Kohan Co. Ltd.	42,000	171,896
UACJ Corp.	4,338	112,806
Yamato Kogyo Co. Ltd.	21,000	570,484

122

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Yodogawa Steel Works Ltd.	21,000	$626,782

		29,791,094
Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	510,300	648,872

Mexico — 1.7%
Grupo Mexico SAB de CV, Series B	1,638,000	5,135,147
Industrias CH SAB de CV, Series B(b)(c)	63,000	284,966
Minera Frisco SAB de CV, Series A1(b)	315,000	202,144

		5,622,257
Netherlands — 2.8%
AMG Advanced Metallurgical Group NV	11,760	524,354
ArcelorMittal(b)	283,920	8,586,864

		9,111,218
Norway — 1.2%
Norsk Hydro ASA	584,850	3,989,658

Pakistan — 0.0%
International Steels Ltd.	105,000	112,907

Peru — 0.5%
Southern Copper Corp.	41,790	1,757,269

Philippines — 0.0%
Nickel Asia Corp.	597,000	72,457

Poland — 0.8%
Boryszew SA(b)	53,760	146,499
Jastrzebska Spolka Weglowa SA(b)	22,580	573,081
KGHM Polska Miedz SA	60,060	1,820,801

		2,540,381
Russia — 2.8%
Alrosa PJSC	1,134,000	1,511,709
Magnitogorsk Iron & Steel Works PJSC	795,500	598,255
Mechel PJSC(b)	34,650	160,083
MMC Norilsk Nickel PJSC	27,144	4,589,230
Novolipetsk Steel PJSC	495,600	1,122,049
Raspadskaya OAO(b)	48,300	71,309
Severstal PJSC	84,000	1,328,728

		9,381,363
South Africa — 1.0%
African Rainbow Minerals Ltd.	47,040	416,421
Anglo American Platinum Ltd.(b)	23,310	622,181
ArcelorMittal South Africa Ltd.(b)	41,790	16,235
Assore Ltd.	15,540	341,658
Impala Platinum Holdings Ltd.(b)	280,360	801,469
Kumba Iron Ore Ltd.	23,220	553,638
Northam Platinum Ltd.(b)	147,815	539,577
Royal Bafokeng Platinum Ltd.(b)	34,860	80,746

		3,371,925
South Korea — 4.4%
Dongkuk Steel Mill Co. Ltd.	25,270	260,073
Hyundai Steel Co.	34,020	1,875,672
Jenax Inc.(b)(c)	6,510	179,462
KISWIRE Ltd.	2,611	84,574
Korea Zinc Co. Ltd.	3,780	1,689,841
Poongsan Corp.	9,870	407,679
Poongsan Holdings Corp.	2,940	142,914
POSCO	31,490	9,693,683
Seah Besteel Corp.	3,310	91,704

Security	Shares	Value
South Korea (continued)
SeAH Steel Corp.	1,287	$113,296

		14,538,898
Spain — 0.3%
Acerinox SA	68,364	920,698
Tubacex SA(b)(c)	42,840	167,799

		1,088,497
Sweden — 1.5%
Boliden AB	119,910	3,808,540
Granges AB	35,910	360,869
SSAB AB, Class A(b)	46,805	221,109
SSAB AB, Class B(b)	178,685	693,818

		5,084,336
Switzerland — 0.0%
Schmolz + Bickenbach AG, Registered(b)	18,430	14,827

Taiwan — 1.8%
China Metal Products	210,011	192,199
China Steel Corp.	5,460,612	4,460,392
Feng Hsin Steel Co. Ltd.	210,000	366,873
Gloria Material Technology Corp.	420,000	285,657
TA Chen Stainless Pipe	249,934	159,156
Ton Yi Industrial Corp.	70,000	31,390
Tung Ho Steel Enterprise Corp.	420,000	335,367
Yieh Phui Enterprise Co. Ltd.	444,706	169,763

		6,000,797
Turkey — 0.5%
Borusan Mannesmann Boru Sanayi ve Ticaret AS(c)	24,150	62,693
Eregli Demir ve Celik Fabrikalari TAS	590,100	1,300,741
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	266,093	147,146

		1,510,580
United Kingdom — 25.7%
Anglo American PLC	573,300	10,546,492
Antofagasta PLC	171,990	2,117,447
BHP Billiton PLC	907,200	16,517,030
Central Asia Metals PLC	46,225	160,029
Evraz PLC	103,505	401,134
Ferrexpo PLC	124,950	428,597
Glencore PLC	5,156,660	23,705,155
Hill & Smith Holdings PLC	32,340	560,346
KAZ Minerals PLC(b)	107,100	1,085,145
Lonmin PLC(b)(c)	111,720	88,470
Petra Diamonds Ltd.(b)(c)	236,595	215,380
Rio Tinto PLC	519,250	24,611,453
Vedanta Ltd., ADR	238,350	4,342,737
Vedanta Resources PLC	36,120	338,590

		85,118,005
United States — 11.1%
AK Steel Holding Corp.(b)	133,350	649,415
Alcoa Corp.(b)	80,660	3,348,197
Allegheny Technologies Inc.(b)	50,400	1,147,608
Carpenter Technology Corp.	19,320	954,988
Century Aluminum Co.(b)(c)	23,100	306,075
Cleveland-Cliffs Inc.(b)	118,020	786,013
Commercial Metals Co.	48,510	962,438
Compass Minerals International Inc.	15,540	1,083,915
Freeport-McMoRan Inc.(b)	591,150	8,228,808
Haynes International Inc.	4,830	154,753
Kaiser Aluminum Corp.	8,190	793,283

123

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Materion Corp.	10,710	$523,719
Nucor Corp.	135,240	7,776,300
Reliance Steel & Aluminum Co.	30,450	2,393,674
Ryerson Holding Corp.(b)	6,720	62,160
Schnitzer Steel Industries Inc., Class A	10,920	318,864
Steel Dynamics Inc.	103,110	3,969,735
SunCoke Energy Inc.(b)	25,200	287,028
TimkenSteel Corp.(b)	15,540	234,654
U.S. Steel Corp.	73,500	2,125,620
Worthington Industries Inc.	20,160	838,656

		36,945,903

Total Common Stocks — 98.8% (Cost: $297,930,998)		327,388,946

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares	105,000	813,079
Gerdau SA, Preference Shares	399,000	1,352,584
Metalurgica Gerdau SA, Preference Shares	273,000	423,470
Usinas Siderurgicas de Minas Gerais SA, Class A, Preference Shares	189,000	494,979

		3,084,112

Total Preferred Stocks — 0.9% (Cost: $1,533,974)		3,084,112

Rights

Canada — 0.0%
IMPERIAL METALS Corp. (Expires 12/22/17)(b)(c)	28,810	559

Total Rights — 0.0% (Cost: $0)		559

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	14,701,250	$14,704,191
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	159,157	159,157

		14,863,348

Total Short-Term Investments — 4.5% (Cost: $14,862,988)		14,863,348

Total Investments in Securities — 104.2% (Cost: $314,327,960)		345,336,965
Other Assets, Less Liabilities — (4.2)%		(13,823,820)

Net Assets — 100.0%		$331,513,145

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,837,677	3,863,573	14,701,250	$14,704,191	$—	(a)	$(815)	$(901)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,803,747	(1,644,590)	159,157	159,157	759		—	—

				$14,863,348	$759		$(815)	$(901)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

124

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$327,388,940	$—	$6	$327,388,946
Preferred Stocks	3,084,112	—	—	3,084,112
Rights	559	—	—	559
Money Market Funds	14,863,348	—	—	14,863,348

	$345,336,959	$—	$6	$345,336,965

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

125

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Global Silver Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Canada — 57.4%
Alexco Resource Corp.(a)(b)	363,586	$505,177
Americas Silver Corp.(a)(b)	153,814	557,565
Dalradian Resources Inc.(a)	678,022	752,598
Dundee Precious Metals Inc.(a)	378,752	870,221
Endeavour Silver Corp.(a)(b)	324,972	693,684
Excellon Resources Inc.(a)(b)	324,112	402,530
First Majestic Silver Corp.(a)(b)	315,831	2,118,124
Fortuna Silver Mines Inc.(a)	332,171	1,402,632
GoGold Resources Inc.(a)(b)	896,835	292,378
Great Panther Silver Ltd.(a)(b)	485,799	565,628
Klondex Mines Ltd.(a)(b)	396,416	981,578
Levon Resources Ltd.(a)	1,144,188	266,441
MAG Silver Corp.(a)(b)	145,975	1,548,924
Mandalay Resources Corp.(b)	1,560,975	363,496
Minco Silver Corp.(a)(b)	487,955	276,494
Pan American Silver Corp.	167,045	2,543,990
Silvercorp Metals Inc.(b)	384,754	946,728
SSR Mining Inc.(a)	232,091	1,943,850
Tahoe Resources Inc.(b)	559,148	2,482,595
Wheaton Precious Metals Corp.	611,435	12,809,618

		32,324,251
China — 1.6%
China Silver Group Ltd.	2,816,000	926,624

Mexico — 9.2%
Industrias Penoles SAB de CV	247,081	5,191,543

Peru — 4.5%
Cia. de Minas Buenaventura SAA, ADR	180,564	2,526,091

United Kingdom — 14.9%
Fresnillo PLC	389,154	6,800,711
Hochschild Mining PLC(b)	515,549	1,598,828

		8,399,539

Security	Shares	Value
United States — 12.0%
Coeur Mining Inc.(a)	337,332	$2,570,470
Golden Minerals Co.(a)	637,204	312,230
Hecla Mining Co.	650,171	2,431,639
McEwen Mining Inc.	584,379	1,174,602
Solitario Exploration & Royalty Corp.(a)	447,413	281,870

		6,770,811

Total Common Stocks — 99.6% (Cost: $61,546,285)		56,138,859

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	4,231,350	4,232,197
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	20,591	20,591

		4,252,788

Total Short-Term Investments — 7.5% (Cost: $4,251,983)		4,252,788

Total Investments in Securities — 107.1% (Cost: $65,798,268)		60,391,647
Other Assets, Less Liabilities — (7.1)%		(4,022,840)

Net Assets — 100.0%		$56,368,807

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,553,574	(3,322,224)	4,231,350	$4,232,197	$—	(a)	$257	$(913)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,449	(16,858)	20,591	20,591	83		—	—

				$4,252,788	$83		$257	$(913)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

126

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Global Silver Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$56,138,859	$—	$—	$56,138,859
Money Market Funds	4,252,788	—	—	4,252,788

	$60,391,647	$—	$—	$60,391,647

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

127

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Auto Components — 0.8%
Minth Group Ltd.	2,806,000	$15,664,336

Banks — 8.2%
Bank of East Asia Ltd. (The)(a)	4,643,010	20,539,294
BOC Hong Kong Holdings Ltd.	14,017,500	70,893,351
Hang Seng Bank Ltd.	2,899,500	71,650,342

		163,082,987
Capital Markets — 7.5%
Golden Resorts Group Ltd.	13,466,000	16,586,377
Hong Kong Exchanges & Clearing Ltd.	4,432,100	133,470,323

		150,056,700
Diversified Financial Services — 0.3%
First Pacific Co. Ltd./Hong Kong	8,316,999	6,218,954

Diversified Telecommunication Services — 1.4%
HKT Trust & HKT Ltd.	14,265,500	17,918,178
PCCW Ltd.	16,091,169	9,559,682

		27,477,860
Electric Utilities — 7.0%
CK Infrastructure Holdings Ltd.	2,502,500	21,243,470
CLP Holdings Ltd.	6,220,700	63,439,958
HK Electric Investments & HK Electric Investments Ltd.(b)	10,046,500	9,222,991
Power Assets Holdings Ltd.	5,244,000	44,784,359

		138,690,778
Equity Real Estate Investment Trusts (REITs) — 3.7%
Link REIT	8,349,000	74,454,924

Food Products — 1.8%
WH Group Ltd.(b)	33,315,000	35,361,623

Gas Utilities — 3.1%
Hong Kong & China Gas Co. Ltd.	31,790,802	62,033,216

Hotels, Restaurants & Leisure — 8.9%
Galaxy Entertainment Group Ltd.	8,917,000	64,107,135
Melco Resorts & Entertainment Ltd., ADR	933,387	24,370,734
MGM China Holdings Ltd.(a)	3,599,488	9,189,751
Sands China Ltd.	9,174,000	44,576,746
Shangri-La Asia Ltd.	4,750,000	10,703,951
SJM Holdings Ltd.	7,633,000	6,137,518
Wynn Macau Ltd.	5,924,400	16,953,515

		176,039,350
Household Durables — 1.5%
Techtronic Industries Co. Ltd.	5,210,647	30,122,239

Industrial Conglomerates — 11.3%
CK Hutchison Holdings Ltd.	10,231,267	128,771,804
Jardine Matheson Holdings Ltd.	821,700	51,339,816
Jardine Strategic Holdings Ltd.	836,000	34,694,000
NWS Holdings Ltd.	5,893,000	10,699,181

		225,504,801
Insurance — 18.7%
AIA Group Ltd.	45,739,600	370,709,672

Security	Shares	Value
Real Estate Management & Development — 22.1%
CK Asset Holdings Ltd.	9,794,267	$82,452,825
Hang Lung Group Ltd.	3,353,000	12,063,622
Hang Lung Properties Ltd.	7,667,000	18,043,003
Henderson Land Development Co. Ltd.	4,546,862	29,690,656
Hongkong Land Holdings Ltd.	4,461,900	32,571,870
Hysan Development Co. Ltd.	2,378,000	12,742,222
Kerry Properties Ltd.	2,461,500	10,873,185
New World Development Co. Ltd.	22,336,066	32,373,597
Sino Land Co. Ltd.	11,962,000	21,656,639
Sun Hung Kai Properties Ltd.	5,487,000	89,644,465
Swire Pacific Ltd., Class A	1,886,000	18,135,080
Swire Properties Ltd.	4,436,000	15,022,944
Wharf Holdings Ltd. (The)	4,603,150	14,498,667
Wharf Real Estate Investment Co. Ltd.(c)	4,600,150	27,800,450
Wheelock & Co. Ltd.	3,080,357	21,139,937

		438,709,162
Road & Rail — 1.7%
MTR Corp. Ltd.	5,683,583	33,438,406

Semiconductors & Semiconductor Equipment — 0.7%
ASM Pacific Technology Ltd.	1,006,100	14,453,461

Textiles, Apparel & Luxury Goods — 1.0%
Li & Fung Ltd.	22,660,000	9,980,589
Yue Yuen Industrial Holdings Ltd.	2,811,500	10,043,386

		20,023,975

Total Common Stocks — 99.7% (Cost: $1,851,796,463)		1,982,042,444

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	22,755,842	22,760,393
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	769,851	769,851

		23,530,244

Total Short-Term Investments — 1.2% (Cost: $23,526,414)		23,530,244

Total Investments in Securities — 100.9% (Cost: $1,875,322,877)		2,005,572,688
Other Assets, Less Liabilities — (0.9)%		(18,599,265)

Net Assets — 100.0%		$1,986,973,423

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

128

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,422,824	(10,666,982)	22,755,842	$22,760,393	$—	(a)	$2,515	$(1,915)
BlackRock Cash Funds: Treasury, SL Agency Shares	109,004	660,847	769,851	769,851	2,125		—	—

				$23,530,244	$2,125		$2,515	$(1,915)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	34	12/28/17	$6,382	$(97,949)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,982,042,444	$—	$—	$1,982,042,444
Money Market Funds	23,530,244	—	—	23,530,244

	$2,005,572,688	$—	$—	$2,005,572,688

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(97,949)	$—	$—	$(97,949)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

129

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Israel ETF (Formerly iShares MSCI Israel Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.2%
Elbit Systems Ltd.	21,340	$2,957,433

Airlines — 0.1%
El Al Israel Airlines	229,311	103,765

Banks — 20.3%
Bank Hapoalim BM	875,231	5,974,572
Bank Leumi Le-Israel BM	1,195,369	6,637,422
First International Bank of Israel Ltd.	42,549	865,996
Israel Discount Bank Ltd., Class A(a)	1,020,494	2,897,462
Mizrahi Tefahot Bank Ltd.	127,547	2,326,537

		18,701,989
Building Products — 0.6%
Caesarstone Ltd.(a)	22,594	562,591

Chemicals — 6.1%
Frutarom Industries Ltd.	35,112	3,095,295
Israel Chemicals Ltd.	470,146	1,916,189
Israel Corp. Ltd. (The), ADR(a)	3,546	611,696

		5,623,180
Communications Equipment — 1.6%
Ituran Location and Control Ltd.	17,576	625,706
Radware Ltd.(a)	43,422	878,861

		1,504,567
Construction & Engineering — 1.5%
Electra Ltd./Israel	2,020	489,411
Shapir Engineering and Industry Ltd.(b)	107,443	396,701
Shikun & Binui Ltd.	218,862	488,483

		1,374,595
Diversified Telecommunication Services — 3.4%
B Communications Ltd.(a)	16,614	262,012
Bezeq The Israeli Telecommunication Corp. Ltd.	1,878,222	2,816,917

		3,078,929
Electronic Equipment, Instruments & Components — 2.3%
Orbotech Ltd.(a)	42,476	2,151,834

Equity Real Estate Investment Trusts (REITs) — 0.8%
REIT 1 Ltd.	169,022	728,074

Food & Staples Retailing — 1.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,319	377,068
Shufersal Ltd.	76,796	522,033

		899,101
Food Products — 1.0%
Strauss Group Ltd.	44,181	923,364

Health Care Equipment & Supplies — 0.8%
Mazor Robotics Ltd.(a)	23,153	696,475

Household Durables — 0.8%
SodaStream International Ltd.(a)(b)	11,070	779,107

Independent Power and Renewable Electricity Producers — 0.5%
Kenon Holdings Ltd./Singapore(a)	21,023	438,951

Insurance — 3.3%
Clal Insurance Enterprises Holdings Ltd.(a)	23,119	441,953
Harel Insurance Investments & Financial Services Ltd.	109,412	784,143
IDI Insurance Co. Ltd.	7,382	507,719
Menora Mivtachim Holdings Ltd.	30,214	399,613

Security	Shares	Value
Insurance (continued)
Migdal Insurance & Financial Holding Ltd.	416,957	$485,834
Phoenix Holdings Ltd. (The)(a)	76,650	400,158

		3,019,420
Internet Software & Services — 1.5%
Wix.com Ltd.(a)(b)	25,732	1,412,687

IT Services — 0.7%
Formula Systems 1985 Ltd.	4,331	183,462
Matrix IT Ltd.	38,827	480,968

		664,430
Machinery — 0.6%
Kornit Digital Ltd.(a)	29,191	519,600

Oil, Gas & Consumable Fuels — 3.7%
Delek Group Ltd.	4,208	670,129
Jerusalem Oil Exploration(a)	9,358	508,923
Naphtha Israel Petroleum Corp. Ltd.	43,520	267,182
Oil Refineries Ltd.	1,431,812	728,641
Paz Oil Co. Ltd.	6,818	1,205,788

		3,380,663
Pharmaceuticals — 12.4%
Teva Pharmaceutical Industries Ltd., ADR	770,907	11,424,842

Real Estate Management & Development — 9.2%
Africa Israel Properties Ltd.(a)	15,667	394,417
Airport City Ltd.(a)	77,655	951,057
Alony Hetz Properties & Investments Ltd.	100,984	1,078,673
Amot Investments Ltd.	127,185	753,169
Azrieli Group Ltd.	38,907	2,086,859
Bayside Land Corp.	832	408,874
Big Shopping Centers Ltd.	2,384	168,811
Blue Square Real Estate Ltd.	3,709	146,604
Brack Capital Properties NV(a)	961	108,234
Gazit-Globe Ltd.	95,555	995,521
Jerusalem Economy Ltd.(a)	69,433	195,291
Melisron Ltd.	17,484	822,177
Norstar Holdings Inc.	15,336	317,970

		8,427,657
Semiconductors & Semiconductor Equipment — 3.4%
Nova Measuring Instruments Ltd.(a)	8,231	237,706
Tower Semiconductor Ltd.(a)	79,660	2,895,595

		3,133,301
Software — 18.9%
Check Point Software Technologies Ltd.(a)(b)	110,653	11,540,002
CyberArk Software Ltd.(a)	20,354	957,859
Nice Ltd.	52,338	4,529,963
Sapiens International Corp. NV(a)	30,395	365,121

		17,392,945
Specialty Retail — 0.4%
Delek Automotive Systems Ltd.	45,195	369,958

Textiles, Apparel & Luxury Goods — 0.4%
Delta-Galil Industries Ltd.(b)	10,932	363,268

Wireless Telecommunication Services — 1.4%
Cellcom Israel Ltd.(a)	59,830	594,216

130

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Israel ETF (Formerly iShares MSCI Israel Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services (continued)
Partner Communications Co. Ltd.(a)	117,050	$686,785

		1,281,001

Total Common Stocks — 99.9% (Cost: $102,192,598)		91,913,727

Short-Term Investments

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	11,579,705	11,582,021

Total Short-Term Investments — 12.6% (Cost: $11,581,835)		11,582,021

Total Investments in Securities — 112.5% (Cost: $113,774,433)		103,495,748
Other Assets, Less Liabilities — (12.5)%		(11,511,525)

Net Assets — 100.0%		$91,984,223

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,525,641	(3,945,936)	11,579,705	$11,582,021	$—	(a)	$(1,156)	$(360)
BlackRock Cash Funds: Treasury, SL Agency Shares	40,997	(40,997)	—	—	58		—	—

				$11,582,021	$58		$(1,156)	$(360)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$91,913,727	$—	$—	$91,913,727
Money Market Funds	11,582,021	—	—	11,582,021

	$103,495,748	$—	$—	$103,495,748

ADR	American Depositary Receipt

131

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Italy ETF (Formerly iShares MSCI Italy Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.6%
Leonardo SpA	1,020,041	$12,211,107

Automobiles — 8.6%
Ferrari NV	284,452	30,931,968
Fiat Chrysler Automobiles NV(a)	1,907,859	32,803,127

		63,735,095
Banks — 23.6%
Intesa Sanpaolo SpA	24,729,641	83,210,577
Mediobanca SpA	1,659,100	19,178,918
UniCredit SpA(a)	3,634,895	73,245,726

		175,635,221
Beverages — 1.4%
Davide Campari-Milano SpA	1,369,878	10,682,265

Diversified Financial Services — 2.5%
EXOR NV	309,312	18,772,334

Diversified Telecommunication Services — 2.9%
Telecom Italia SpA/Milano(a)	25,346,157	21,245,706

Electric Utilities — 16.6%
Enel SpA	15,175,351	98,704,559
Terna Rete Elettrica Nazionale SpA	3,955,269	24,499,955

		123,204,514
Electrical Equipment — 2.5%
Prysmian SpA	561,023	18,716,821

Energy Equipment & Services — 2.4%
Tenaris SA	1,225,013	17,834,465

Insurance — 7.5%
Assicurazioni Generali SpA	1,852,403	33,969,999
Poste Italiane SpA(b)	1,688,748	12,353,304
UnipolSai Assicurazioni SpA	4,143,430	9,732,624

		56,055,927
Machinery — 4.5%
CNH Industrial NV	2,553,682	33,128,321

Oil, Gas & Consumable Fuels — 14.3%
Eni SpA	4,632,444	76,279,453
Snam SpA	5,981,401	30,210,825

		106,490,278

Security	Shares	Value
Pharmaceuticals — 1.6%
Recordati SpA	262,453	$11,828,973

Textiles, Apparel & Luxury Goods — 3.4%
Luxottica Group SpA	435,155	25,346,165

Transportation Infrastructure — 4.5%
Atlantia SpA	1,009,567	33,596,860

Total Common Stocks — 97.9% (Cost: $730,845,780)		728,484,052

Preferred Stocks

Banks — 0.6%
Intesa Sanpaolo SpA, Preference Shares	1,469,751	4,703,596

Diversified Telecommunication Services — 1.3%
Telecom Italia SpA/Milano, Preference Shares	14,289,145	9,694,429

Total Preferred Stocks — 1.9% (Cost: $16,776,111)		14,398,025

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)	1,637,600	1,637,927
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	227,003	227,003

		1,864,930

Total Short-Term Investments — 0.3% (Cost: $1,864,930)		1,864,930

Total Investments in Securities — 100.1% (Cost: $749,486,821)		744,747,007
Other Assets, Less Liabilities — (0.1)%		(696,407)

Net Assets — 100.0%		$744,050,600

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,637,600	1,637,600	$1,637,927	$—	(a)	$(205)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	998,621	(771,618)	227,003	227,003	1,216		—	—

				$1,864,930	$1,216		$(205)	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

132

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Italy ETF (Formerly iShares MSCI Italy Capped ETF)

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	9	12/15/17	$1,201	$10,862

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$728,484,052	$—	$—	$728,484,052
Preferred Stocks	14,398,025	—	—	14,398,025
Money Market Funds	1,864,930	—	—	1,864,930

	$744,747,007	$—	$—	$744,747,007

Derivative financial instruments(a)
Assets
Futures Contracts	$10,862	$—	$—	$10,862

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

133

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	1,854,900	$37,717,930

Airlines — 0.3%
ANA Holdings Inc.	618,300	24,752,996
Japan Airlines Co. Ltd.	618,300	22,741,815

		47,494,811
Auto Components — 3.2%
Aisin Seiki Co. Ltd.	860,700	46,224,986
Bridgestone Corp.	3,297,600	150,138,707
Denso Corp.	2,473,200	139,346,106
Koito Manufacturing Co. Ltd.	618,300	42,820,473
NGK Spark Plug Co. Ltd.	824,400	19,050,966
NOK Corp.	412,200	10,063,272
Stanley Electric Co. Ltd.	618,300	24,780,622
Sumitomo Electric Industries Ltd.	3,915,900	68,533,936
Sumitomo Rubber Industries Ltd.	1,030,500	18,785,756
Toyoda Gosei Co. Ltd.	412,200	10,339,533
Toyota Industries Corp.	824,400	51,347,732
Yokohama Rubber Co. Ltd. (The)	618,300	13,901,459

		595,333,548
Automobiles — 8.7%
Honda Motor Co. Ltd.	8,863,700	296,552,369
Isuzu Motors Ltd.	2,885,800	45,670,451
Mazda Motor Corp.	2,885,400	38,753,909
Mitsubishi Motors Corp.	3,503,700	24,578,030
Nissan Motor Co. Ltd.	11,953,800	116,221,209
Subaru Corp.	3,113,600	102,084,790
Suzuki Motor Corp.	1,754,900	94,719,593
Toyota Motor Corp.	13,396,500	843,259,425
Yamaha Motor Co. Ltd.	1,442,700	45,380,492

		1,607,220,268
Banks — 7.2%
Aozora Bank Ltd.	618,300	24,062,343
Bank of Kyoto Ltd. (The)	323,000	16,510,076
Chiba Bank Ltd. (The)	3,588,000	27,542,040
Concordia Financial Group Ltd.	6,183,700	33,983,964
Fukuoka Financial Group Inc.	4,122,000	21,437,862
Hachijuni Bank Ltd. (The)	2,061,000	11,787,141
Japan Post Bank Co. Ltd.	2,061,000	26,281,641
Kyushu Financial Group Inc.	1,855,000	11,006,836
Mebuki Financial Group Inc.	5,063,480	21,311,819
Mitsubishi UFJ Financial Group Inc.	61,068,380	432,261,863
Mizuho Financial Group Inc.	123,660,080	225,318,711
Resona Holdings Inc.	11,335,500	60,362,133
Seven Bank Ltd.	2,885,400	9,694,923
Shinsei Bank Ltd.	824,400	13,208,965
Shizuoka Bank Ltd. (The)	2,655,000	26,287,833
Sumitomo Mitsui Financial Group Inc.	6,801,300	276,355,043
Sumitomo Mitsui Trust Holdings Inc.	1,672,632	62,238,860
Suruga Bank Ltd.	824,400	17,761,748
Yamaguchi Financial Group Inc.	922,000	11,048,675

		1,328,462,476
Beverages — 1.4%
Asahi Group Holdings Ltd.	2,061,000	105,108,145
Coca-Cola Bottlers Japan Inc.	618,300	23,565,073
Kirin Holdings Co. Ltd.	4,408,700	103,593,912

Security	Shares	Value
Beverages (continued)
Suntory Beverage & Food Ltd.	688,800	$29,914,374

		262,181,504
Building Products — 1.4%
Asahi Glass Co. Ltd.	1,036,200	43,335,115
Daikin Industries Ltd.	1,247,900	144,076,386
LIXIL Group Corp.	1,442,700	38,096,408
TOTO Ltd.	724,400	40,393,691

		265,901,600
Capital Markets — 1.2%
Daiwa Securities Group Inc.	8,244,000	51,421,402
Japan Exchange Group Inc.	2,679,300	49,369,703
Nomura Holdings Inc.	18,549,000	111,139,846
SBI Holdings Inc./Japan	1,030,510	18,371,543

		230,302,494
Chemicals — 4.8%
Air Water Inc.	824,400	17,739,647
Asahi Kasei Corp.	6,319,000	79,336,893
Daicel Corp.	1,442,700	17,159,499
Hitachi Chemical Co. Ltd.	618,300	16,315,981
JSR Corp.	1,030,500	19,807,922
Kaneka Corp.	1,370,000	12,144,587
Kansai Paint Co. Ltd.	1,030,500	27,156,468
Kuraray Co. Ltd.	1,854,900	35,820,016
Mitsubishi Chemical Holdings Corp.	7,222,400	78,481,197
Mitsubishi Gas Chemical Co. Inc.	852,900	23,931,960
Mitsui Chemicals Inc.	889,400	28,810,822
Nippon Paint Holdings Co. Ltd.	824,400	25,416,023
Nissan Chemical Industries Ltd.	618,300	24,863,500
Nitto Denko Corp.	834,000	82,203,834
Shin-Etsu Chemical Co. Ltd.	1,991,300	209,352,973
Sumitomo Chemical Co. Ltd.	8,244,000	57,609,651
Taiyo Nippon Sanso Corp.	618,300	8,514,368
Teijin Ltd.	1,030,500	22,285,063
Toray Industries Inc.	7,419,600	70,081,919
Tosoh Corp.	1,479,300	32,770,517

		889,802,840
Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	1,338,900	29,373,125
Park24 Co. Ltd.	618,300	15,293,815
Secom Co. Ltd.	1,038,300	78,068,506
Sohgo Security Services Co. Ltd.	412,200	22,948,090
Toppan Printing Co. Ltd.	2,706,000	25,293,561

		170,977,097
Construction & Engineering — 1.1%
JGC Corp.	1,030,500	17,966,181
Kajima Corp.	4,428,000	46,652,178
Obayashi Corp.	3,297,600	42,787,322
Shimizu Corp.	2,740,300	30,536,206
Taisei Corp.	1,054,400	55,591,439

		193,533,326
Construction Materials — 0.1%
Taiheiyo Cement Corp.	618,300	25,471,275

Consumer Finance — 0.2%
Acom Co. Ltd.(a)(b)	2,061,000	8,600,929
AEON Financial Service Co. Ltd.	618,370	13,764,887
Credit Saison Co. Ltd.	824,400	15,905,273

		38,271,089

134

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	824,400	$13,636,249

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	412,200	14,586,587

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,267,100	12,945,596
ORIX Corp.	6,801,300	117,543,579

		130,489,175
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	3,558,700	186,958,557

Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	3,297,600	41,814,882
Chugoku Electric Power Co. Inc. (The)	1,442,700	15,986,310
Kansai Electric Power Co. Inc. (The)	3,503,700	46,463,436
Kyushu Electric Power Co. Inc.	2,061,000	23,629,534
Tohoku Electric Power Co. Inc.	2,267,100	30,024,058
Tokyo Electric Power Co. Holdings Inc.(a)	7,419,600	29,836,200

		187,754,420
Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	2,528,000	17,891,747
Mabuchi Motor Co. Ltd.	229,300	12,253,376
Mitsubishi Electric Corp.	9,892,800	163,767,589
Nidec Corp.	1,236,600	168,740,288

		362,653,000
Electronic Equipment, Instruments & Components — 5.7%
Alps Electric Co. Ltd.	1,031,200	32,943,479
Hamamatsu Photonics KK	618,300	21,272,106
Hirose Electric Co. Ltd.	206,160	30,839,716
Hitachi High-Technologies Corp.	412,200	17,109,772
Hitachi Ltd.	24,732,000	184,365,617
Keyence Corp.	493,952	286,514,671
Kyocera Corp.	1,648,800	116,412,750
Murata Manufacturing Co. Ltd.	969,700	131,410,576
Nippon Electric Glass Co. Ltd.	412,300	16,063,876
Omron Corp.	1,030,500	61,053,706
Shimadzu Corp.	1,237,300	29,598,785
TDK Corp.	637,100	52,206,845
Yaskawa Electric Corp.	1,236,600	54,699,701
Yokogawa Electric Corp.	1,241,400	22,963,210

		1,057,454,810
Equity Real Estate Investment Trusts (REITs) — 1.0%
Daiwa House REIT Investment Corp.	6,577	15,833,464
Japan Prime Realty Investment Corp.	4,122	13,905,143
Japan Real Estate Investment Corp.	6,183	30,167,713
Japan Retail Fund Investment Corp.	12,730	22,671,811
Nippon Building Fund Inc.	6,590	33,154,640
Nippon Prologis REIT Inc.	10,305	22,202,185
Nomura Real Estate Master Fund Inc.	18,549	23,487,720
United Urban Investment Corp.	14,434	20,547,216

		181,969,892
Food & Staples Retailing — 1.6%
Aeon Co. Ltd.	3,091,900	50,396,547
FamilyMart UNY Holdings Co. Ltd.	412,200	27,883,955
Lawson Inc.	250,100	17,298,369
Seven & i Holdings Co. Ltd.	3,915,980	161,146,400
Sundrug Co. Ltd.	412,200	19,043,600

Security	Shares	Value
Food & Staples Retailing (continued)
Tsuruha Holdings Inc.	206,100	$28,583,817

		304,352,688
Food Products — 1.5%
Ajinomoto Co. Inc.	2,679,300	49,417,588
Calbee Inc.	414,000	14,520,799
Kikkoman Corp.	738,100	29,021,402
MEIJI Holdings Co. Ltd.	618,356	54,041,568
NH Foods Ltd.	854,000	21,039,971
Nisshin Seifun Group Inc.	1,030,575	20,223,785
Nissin Foods Holdings Co. Ltd.	288,400	20,900,979
Toyo Suisan Kaisha Ltd.	412,200	17,607,042
Yakult Honsha Co. Ltd.	433,500	33,934,677
Yamazaki Baking Co. Ltd.	618,300	11,967,631

		272,675,442
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,876,000	36,160,422
Toho Gas Co. Ltd.	412,200	11,750,306
Tokyo Gas Co. Ltd.	2,061,000	48,529,869

		96,440,597
Health Care Equipment & Supplies — 1.7%
CYBERDYNE Inc.(a)(b)	412,200	5,477,337
Hoya Corp.	2,061,000	100,338,037
Olympus Corp.	1,449,000	59,692,507
Sysmex Corp.	824,400	62,766,525
Terumo Corp.	1,648,800	79,268,522

		307,542,928
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	1,030,500	22,211,394
Medipal Holdings Corp.	824,400	16,052,612
Suzuken Co. Ltd./Aichi Japan	412,240	16,356,245

		54,620,251
Health Care Technology — 0.2%
M3 Inc.	1,030,500	33,980,117

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Holdings Co. Japan Ltd.	412,200	18,067,477
Oriental Land Co. Ltd./Japan	1,078,600	96,298,580

		114,366,057
Household Durables — 3.6%
Casio Computer Co. Ltd.	1,030,900	15,126,561
Iida Group Holdings Co. Ltd.	824,480	15,251,093
Nikon Corp.	1,648,800	32,812,454
Panasonic Corp.	11,335,515	168,961,521
Rinnai Corp.	206,100	18,546,330
Sekisui Chemical Co. Ltd.	2,061,000	39,984,192
Sekisui House Ltd.	3,091,500	57,862,890
Sharp Corp./Japan(a)(b)	760,600	24,026,817
Sony Corp.	6,437,900	299,213,779

		671,785,637
Household Products — 0.4%
Lion Corp.	1,236,600	23,139,631
Unicharm Corp.	2,061,000	54,202,431

		77,342,062
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	824,400	22,984,925

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	412,200	12,247,576
Seibu Holdings Inc.	1,031,200	18,697,152

135

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates (continued)
Toshiba Corp.(a)(b)	20,610,000	$50,832,045

		81,776,773
Insurance — 3.1%
Dai-ichi Life Holdings Inc.	5,565,800	114,195,762
Japan Post Holdings Co. Ltd.	8,037,900	92,801,634
MS&AD Insurance Group Holdings Inc.	2,473,240	80,780,056
Sompo Holdings Inc.	1,854,950	75,122,947
Sony Financial Holdings Inc.	824,400	13,982,496
T&D Holdings Inc.	2,679,300	44,186,124
Tokio Marine Holdings Inc.	3,503,700	155,295,581

		576,364,600
Internet & Direct Marketing Retail — 0.4%
Rakuten Inc.	4,740,300	48,608,143
Start Today Co. Ltd.	1,031,200	31,561,235

		80,169,378
Internet Software & Services — 0.4%
DeNA Co. Ltd.	541,100	12,305,969
Kakaku.com Inc.	727,300	11,529,692
Mixi Inc.	211,200	9,851,785
Yahoo Japan Corp.	7,213,500	33,068,456

		66,755,902
IT Services — 1.0%
Fujitsu Ltd.	10,305,000	76,883,468
Nomura Research Institute Ltd.	651,204	29,561,828
NTT Data Corp.	3,091,500	36,494,093
Obic Co. Ltd.	412,200	28,694,321
Otsuka Corp.	230,100	17,272,150

		188,905,860
Leisure Products — 0.7%
Bandai Namco Holdings Inc.	1,030,598	33,614,965
Sankyo Co. Ltd.	206,100	6,676,310
Sega Sammy Holdings Inc.	824,400	10,004,336
Shimano Inc.	412,200	57,167,633
Yamaha Corp.	824,400	30,425,558

		137,888,802
Machinery — 5.9%
Amada Holdings Co. Ltd.	1,648,800	21,968,284
Daifuku Co. Ltd.	512,200	28,011,831
FANUC Corp.	983,900	245,700,241
Hino Motors Ltd.	1,236,600	15,183,311
Hitachi Construction Machinery Co. Ltd.	618,300	20,526,201
Hoshizaki Corp.	260,600	24,894,455
IHI Corp.	824,400	25,526,527
JTEKT Corp.	1,237,300	21,328,374
Kawasaki Heavy Industries Ltd.	824,400	27,331,433
Komatsu Ltd.	4,740,300	147,412,931
Kubota Corp.	5,358,600	101,516,751
Kurita Water Industries Ltd.	412,200	12,947,438
Makita Corp.	1,236,600	51,274,063
MINEBEA MITSUMI Inc.	2,061,000	40,794,558
Mitsubishi Heavy Industries Ltd.	1,648,800	61,145,793
Nabtesco Corp.	618,300	24,228,100
NGK Insulators Ltd.	1,266,400	24,274,411
NSK Ltd.	1,983,600	29,974,242
SMC Corp./Japan	288,600	117,265,913
Sumitomo Heavy Industries Ltd.	618,300	25,222,640
THK Co. Ltd.	618,900	22,703,047

		1,089,230,544

Security	Shares	Value
Marine — 0.2%
Mitsui OSK Lines Ltd.	618,300	$19,890,800
Nippon Yusen KK(a)	824,400	19,286,709

		39,177,509
Media — 0.5%
Dentsu Inc.	1,087,400	49,363,228
Hakuhodo DY Holdings Inc.	1,237,300	16,684,560
Toho Co. Ltd./Tokyo	618,300	20,968,218

		87,016,006
Metals & Mining — 1.4%
Hitachi Metals Ltd.	1,030,500	13,674,925
JFE Holdings Inc.	2,679,350	63,257,609
Kobe Steel Ltd.(a)	1,654,400	15,567,519
Maruichi Steel Tube Ltd.	253,000	7,166,883
Mitsubishi Materials Corp.	618,300	20,719,583
Nippon Steel & Sumitomo Metal Corp.	3,916,370	95,227,584
Sumitomo Metal Mining Co. Ltd.	1,280,900	49,848,706

		265,462,809
Multiline Retail — 0.8%
Don Quijote Holdings Co. Ltd.	618,300	29,670,444
Isetan Mitsukoshi Holdings Ltd.	1,648,860	19,140,066
J Front Retailing Co. Ltd.	1,236,600	20,940,592
Marui Group Co. Ltd.	1,030,500	18,288,486
Ryohin Keikaku Co. Ltd.	113,800	35,643,537
Takashimaya Co. Ltd.	1,522,000	15,056,110

		138,739,235
Oil, Gas & Consumable Fuels — 1.0%
Idemitsu Kosan Co. Ltd.	618,300	20,830,088
Inpex Corp.	4,946,400	55,915,249
JXTG Holdings Inc.	15,925,695	89,658,084
Showa Shell Sekiyu KK	1,043,900	13,358,338

		179,761,759
Paper & Forest Products — 0.1%
Oji Holdings Corp.	4,122,000	25,158,179

Personal Products — 1.6%
Kao Corp.	2,513,500	167,065,037
Kose Corp.	145,400	22,374,228
Pola Orbis Holdings Inc.	431,600	15,813,056
Shiseido Co. Ltd.	1,919,500	93,860,900

		299,113,221
Pharmaceuticals — 4.8%
Astellas Pharma Inc.	10,511,150	133,943,076
Chugai Pharmaceutical Co. Ltd.	1,236,600	64,203,083
Daiichi Sankyo Co. Ltd.	2,885,869	69,835,425
Eisai Co. Ltd.	1,442,700	82,136,113
Hisamitsu Pharmaceutical Co. Inc.	266,700	15,062,276
Kyowa Hakko Kirin Co. Ltd.	1,442,700	27,447,462
Mitsubishi Tanabe Pharma Corp.	1,030,500	22,349,524
Ono Pharmaceutical Co. Ltd.	2,069,900	47,333,668
Otsuka Holdings Co. Ltd.	2,061,000	91,608,185
Santen Pharmaceutical Co. Ltd.	1,854,900	28,377,542
Shionogi & Co. Ltd.	1,484,500	83,030,119
Sumitomo Dainippon Pharma Co. Ltd.	824,400	11,993,416
Taisho Pharmaceutical Holdings Co. Ltd.	142,700	11,374,684
Takeda Pharmaceutical Co. Ltd.	3,709,800	205,007,848

		893,702,421
Professional Services — 0.8%
Persol Holdings Co. Ltd.	824,400	19,360,379

136

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services (continued)
Recruit Holdings Co. Ltd.	5,770,800	$136,502,458

		155,862,837
Real Estate Management & Development — 2.9%
Aeon Mall Co. Ltd.	618,300	11,348,807
Daito Trust Construction Co. Ltd.	343,500	63,064,273
Daiwa House Industry Co. Ltd.	2,885,400	106,076,901
Hulic Co. Ltd.	1,442,700	15,870,280
Mitsubishi Estate Co. Ltd.	6,439,700	115,236,131
Mitsui Fudosan Co. Ltd.	4,589,700	104,012,146
Nomura Real Estate Holdings Inc.	618,300	14,299,275
Sumitomo Realty & Development Co. Ltd.	2,061,000	68,070,739
Tokyo Tatemono Co. Ltd.	1,030,500	14,328,743
Tokyu Fudosan Holdings Corp.	2,688,200	19,457,951

		531,765,246
Road & Rail — 3.8%
Central Japan Railway Co.	733,600	136,191,770
East Japan Railway Co.	1,673,600	162,491,971
Hankyu Hanshin Holdings Inc.	1,236,600	48,069,434
Keikyu Corp.	1,236,600	23,946,313
Keio Corp.	578,400	25,636,603
Keisei Electric Railway Co. Ltd.	640,600	20,608,194
Kintetsu Group Holdings Co. Ltd.	927,800	36,438,774
Kyushu Railway Co.	824,400	25,563,362
Nagoya Railroad Co. Ltd.	944,400	23,132,125
Nippon Express Co. Ltd.	412,200	26,263,223
Odakyu Electric Railway Co. Ltd.	1,442,700	30,747,862
Tobu Railway Co. Ltd.	974,600	31,135,293
Tokyu Corp.	2,704,100	43,278,165
West Japan Railway Co.	824,400	60,829,014

		694,332,103
Semiconductors & Semiconductor Equipment — 1.6%
Disco Corp.	133,300	29,612,957
Renesas Electronics Corp.(a)	2,473,200	30,344,521
Rohm Co. Ltd.	458,300	47,097,538
Sumco Corp.	1,236,600	31,195,405
Tokyo Electron Ltd.	824,452	152,947,800

		291,198,221
Software — 1.9%
Konami Holdings Corp.	465,100	24,646,289
LINE Corp.(a)(b)	207,000	8,860,462
Nexon Co. Ltd.(a)	1,031,200	29,672,168
Nintendo Co. Ltd.	575,100	232,290,961
Oracle Corp. Japan	206,100	18,380,573
Trend Micro Inc./Japan	618,300	35,085,162

		348,935,615
Specialty Retail — 1.3%
ABC-Mart Inc.	206,100	11,345,123
Fast Retailing Co. Ltd.	268,700	104,473,768
Hikari Tsushin Inc.	93,100	13,461,043
Nitori Holdings Co. Ltd.	412,200	67,536,634
Shimamura Co. Ltd.	108,100	13,069,952
USS Co. Ltd.	1,030,500	21,778,584
Yamada Denki Co. Ltd.	3,091,500	16,851,928

		248,517,032
Technology Hardware, Storage & Peripherals — 2.4%
Brother Industries Ltd.	1,236,600	30,676,034

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	5,414,750	$207,967,432
FUJIFILM Holdings Corp.	2,061,000	84,388,562
Konica Minolta Inc.	2,473,900	24,229,430
NEC Corp.	1,237,300	33,170,100
Ricoh Co. Ltd.	3,503,700	31,184,355
Seiko Epson Corp.	1,442,700	35,066,744

		446,682,657
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	824,400	12,199,691

Tobacco — 1.0%
Japan Tobacco Inc.	5,622,400	186,902,533

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	7,625,700	132,609,018
Marubeni Corp.	8,450,100	56,316,381
MISUMI Group Inc.	1,442,700	42,221,907
Mitsubishi Corp.	7,831,800	196,871,037
Mitsui & Co. Ltd.	8,656,200	131,887,056
Sumitomo Corp.	6,183,000	96,332,251
Toyota Tsusho Corp.	1,030,500	38,860,730

		695,098,380
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	206,100	7,716,894
Kamigumi Co. Ltd.	581,800	12,862,456

		20,579,350
Wireless Telecommunication Services — 4.4%
KDDI Corp.	9,274,500	266,453,845
NTT DOCOMO Inc.	7,007,400	182,065,283
SoftBank Group Corp.	4,230,800	358,600,045

		807,119,173

Total Common Stocks — 99.2% (Cost: $16,966,114,880)		18,372,679,488

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	75,020,782	75,035,786
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	8,710,085	8,710,085

		83,745,871

Total Short-Term Investments — 0.5% (Cost: $83,741,615)		83,745,871

Total Investments in Securities — 99.7% (Cost: $17,049,856,495)		18,456,425,359
Other Assets, Less Liabilities — 0.3%		60,858,109

Net Assets — 100.0%		$18,517,283,468

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

137

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,539,970	34,480,812	75,020,782	$75,035,786	$—	(a)	$(3,444)	$(2,556)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,281,032	3,429,053	8,710,085	8,710,085	18,045		—	—

				$83,745,871	$18,045		$(3,444)	$(2,556)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	867	12/07/17	$139,225	$11,757,584

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,372,679,488	$—	$—	$18,372,679,488
Money Market Funds	83,745,871	—	—	83,745,871

	$18,456,425,359	$—	$—	$18,456,425,359

Derivative financial instruments(a)
Assets
Futures Contracts	$11,757,584	$—	$—	$11,757,584

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

138

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.0%
Jamco Corp.(a)	3,600	$92,972

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	14,400	286,057
Konoike Transport Co. Ltd.	10,800	179,027
Maruwa Unyu Kikan Co. Ltd.	3,600	98,441
Mitsui-Soko Holdings Co. Ltd.(b)	36,000	115,812
Yusen Logistics Co. Ltd.	7,200	96,317

		775,654
Auto Components — 3.8%
Aisan Industry Co. Ltd.	14,400	164,582
Akebono Brake Industry Co. Ltd.(b)	36,000	110,022
Daido Metal Co. Ltd.	10,800	96,896
Daikyonishikawa Corp.	14,400	242,048
Eagle Industry Co. Ltd.	7,200	130,418
Exedy Corp.	10,800	322,827
FCC Co. Ltd.	10,800	273,800
Futaba Industrial Co. Ltd.	21,600	202,286
G-Tekt Corp.	7,200	152,229
Ichikoh Industries Ltd.	7,200	70,131
Kasai Kogyo Co. Ltd.	10,800	188,871
Keihin Corp.	14,400	283,612
KYB Corp.	7,200	425,933
Mitsuba Corp.	10,800	147,854
Musashi Seimitsu Industry Co. Ltd.	7,200	217,148
NHK Spring Co. Ltd.	72,000	804,254
Nifco Inc./Japan	14,400	968,965
Nippon Seiki Co. Ltd.	18,000	398,266
Nissin Kogyo Co. Ltd.	14,400	282,197
Pacific Industrial Co. Ltd.	14,400	207,562
Piolax Inc.	10,800	331,031
Press Kogyo Co. Ltd.	32,400	193,696
Riken Corp.	3,600	194,308
Sanden Holdings Corp.(b)	7,200	136,594
Showa Corp.	18,000	219,240
Sumitomo Riko Co. Ltd.	14,400	151,972
Tachi-S Co. Ltd.	10,800	202,961
Taiho Kogyo Co. Ltd.	7,200	111,309
Tokai Rika Co. Ltd.	18,000	375,265
Topre Corp.	10,800	310,764
Toyo Tire & Rubber Co. Ltd.	36,000	736,696
Toyota Boshoku Corp.	25,200	523,794
TPR Co. Ltd.	7,200	246,745
TS Tech Co. Ltd.	18,000	739,109
Unipres Corp.	14,400	382,439
Yorozu Corp.	7,200	159,821

		10,705,645
Automobiles — 0.1%
Nissan Shatai Co. Ltd.	28,800	295,193

Banks — 5.0%
77 Bank Ltd. (The)	21,600	511,119
Aichi Bank Ltd. (The)	3,600	202,994
Akita Bank Ltd. (The)	7,200	195,916
Aomori Bank Ltd. (The)(a)	7,200	230,660
Awa Bank Ltd. (The)	72,000	444,591
Bank of Iwate Ltd. (The)	7,200	288,566
Bank of Nagoya Ltd. (The)	3,600	138,332

Security	Shares	Value
Banks (continued)
Bank of Okinawa Ltd. (The)	7,200	$282,776
Bank of Saga Ltd. (The)	3,600	82,034
Bank of the Ryukyus Ltd.	14,400	208,720
Chiba Kogyo Bank Ltd. (The)	18,000	96,028
Chugoku Bank Ltd. (The)	57,600	753,039
Chukyo Bank Ltd. (The)	3,600	74,956
Daishi Bank Ltd. (The)	10,800	473,384
Ehime Bank Ltd. (The)	10,800	136,562
Eighteenth Bank Ltd. (The)	72,000	188,517
Gunma Bank Ltd. (The)	126,000	749,886
Hiroshima Bank Ltd. (The)	86,400	681,750
Hokkoku Bank Ltd. (The)	7,200	280,202
Hokuetsu Bank Ltd. (The)	7,200	160,593
Hokuhoku Financial Group Inc.	43,200	646,620
Hyakugo Bank Ltd. (The)	72,000	333,283
Hyakujushi Bank Ltd. (The)	72,000	238,059
Iyo Bank Ltd. (The)	86,400	677,117
Jimoto Holdings Inc.	57,600	97,283
Juroku Bank Ltd. (The)	10,800	321,380
Kansai Urban Banking Corp.	10,800	136,176
Keiyo Bank Ltd. (The)	72,000	328,779
Kiyo Bank Ltd. (The)	21,600	362,300
Mie Bank Ltd. (The)	3,600	81,519
Minato Bank Ltd. (The)	7,200	133,249
Miyazaki Bank Ltd. (The)	3,600	115,330
Musashino Bank Ltd. (The)	10,800	344,542
Nanto Bank Ltd. (The)	10,800	292,909
Nishi-Nippon Financial Holdings Inc.	50,400	566,130
North Pacific Bank Ltd.	108,000	347,438
Ogaki Kyoritsu Bank Ltd. (The)	10,800	278,047
Oita Bank Ltd. (The)	3,600	143,157
San-in Godo Bank Ltd. (The)	50,400	456,687
Senshu Ikeda Holdings Inc.	86,400	311,922
Shiga Bank Ltd. (The)	72,000	373,174
Shikoku Bank Ltd. (The)	14,400	203,701
Tochigi Bank Ltd. (The)	36,000	154,417
Toho Bank Ltd. (The)	72,000	256,074
Tokyo TY Financial Group Inc.	7,230	193,825
TOMONY Holdings Inc.	50,400	245,008
Towa Bank Ltd. (The)	10,800	126,525
Tsukuba Bank Ltd.	28,800	99,341
Yamagata Bank Ltd. (The)	7,200	158,985
Yamanashi Chuo Bank Ltd. (The)	36,000	153,773

		14,357,375
Beverages — 0.7%
Ito EN Ltd.	18,000	672,356
Sapporo Holdings Ltd.	21,600	678,468
Takara Holdings Inc.	57,600	647,006

		1,997,830
Biotechnology — 0.7%
GNI Group Ltd.(a)(b)	36,000	187,552
HEALIOS KK(a)(b)	3,600	48,287
Japan Tissue Engineering Co. Ltd.(b)	7,200	82,420
NanoCarrier Co. Ltd.(a)(b)	14,400	85,701
OncoTherapy Science Inc.(a)(b)	50,400	104,939
PeptiDream Inc.(a)(b)	28,800	963,818
SanBio Co. Ltd.(b)	7,200	180,539
Takara Bio Inc.	18,000	239,989

		1,893,245

139

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products — 1.8%
Aica Kogyo Co. Ltd.	18,000	$632,948
Bunka Shutter Co. Ltd.	18,000	187,391
Central Glass Co. Ltd.	14,400	321,058
Maeda Kosen Co. Ltd.	7,200	128,294
Nichias Corp.	36,000	464,859
Nichiha Corp.	10,800	420,785
Nippon Sheet Glass Co. Ltd.(b)	32,400	287,505
Nitto Boseki Co. Ltd.	11,000	331,263
Noritz Corp.	10,800	209,717
Okabe Co. Ltd.	14,400	135,501
Sankyo Tateyama Inc.	10,800	153,065
Sanwa Holdings Corp.	72,000	952,880
Sekisui Jushi Corp.	10,800	222,649
Sinko Industries Ltd.	7,200	141,742
Takara Standard Co. Ltd.	14,400	229,952
Takasago Thermal Engineering Co. Ltd.	18,000	336,500

		5,156,109
Capital Markets — 1.1%
Ichiyoshi Securities Co. Ltd.	14,400	164,711
Jafco Co. Ltd.	10,800	568,446
kabu.com Securities Co. Ltd.	50,400	154,030
Kyokuto Securities Co. Ltd.	7,200	105,840
M&A Capital Partners Co. Ltd.(b)	3,600	226,478
Marusan Securities Co. Ltd.	18,000	169,054
Matsui Securities Co. Ltd.	39,600	347,856
Monex Group Inc.	72,000	210,393
Okasan Securities Group Inc.	72,000	441,374
SPARX Group Co. Ltd.(a)	39,600	113,947
Tokai Tokyo Financial Holdings Inc.	75,600	490,466

		2,992,595
Chemicals — 6.8%
Achilles Corp.	7,200	156,089
ADEKA Corp.	32,400	548,951
Chugoku Marine Paints Ltd.	25,200	218,210
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	182,691
Denka Co. Ltd.	28,800	1,062,902
DIC Corp.	28,800	1,074,483
Fujimi Inc.	7,200	164,904
Fujimori Kogyo Co. Ltd.	7,200	254,466
Fuso Chemical Co. Ltd.	7,200	216,183
Ishihara Sangyo Kaisha Ltd.(b)	14,400	263,280
JCU Corp.	3,600	184,013
JSP Corp.	3,600	121,764
Kanto Denka Kogyo Co. Ltd.(a)	14,400	164,068
KH Neochem Co. Ltd.	7,200	172,689
Koatsu Gas Kogyo Co. Ltd.	10,800	91,395
Konishi Co. Ltd.	10,800	196,206
Kumiai Chemical Industry Co. Ltd.(a)	30,049	209,447
Kureha Corp.	3,600	238,059
Lintec Corp.	18,000	497,029
Nihon Nohyaku Co. Ltd.	18,000	111,470
Nihon Parkerizing Co. Ltd.	32,400	538,818
Nippon Kayaku Co. Ltd.	46,800	711,797
Nippon Shokubai Co. Ltd.	7,800	545,766
Nippon Soda Co. Ltd.	36,000	239,989
NOF Corp.	22,400	618,525
Okamoto Industries Inc.	19,000	193,897
Osaka Soda Co. Ltd.	7,200	184,078
Sakai Chemical Industry Co. Ltd.	7,200	162,910

Security	Shares	Value
Chemicals (continued)
Sakata INX Corp.	14,400	$250,284
Sanyo Chemical Industries Ltd.	3,600	190,447
Sekisui Plastics Co. Ltd.	7,200	91,170
Shikoku Chemicals Corp.	10,800	177,676
Shin-Etsu Polymer Co. Ltd.	14,400	152,358
Showa Denko KK	46,800	1,741,852
Stella Chemifa Corp.(a)	3,600	119,995
Sumitomo Bakelite Co. Ltd.	72,000	589,357
Sumitomo Seika Chemicals Co. Ltd.	3,600	208,141
T. Hasegawa Co. Ltd.	3,600	73,541
Taiyo Holdings Co. Ltd.	7,200	330,709
Takasago International Corp.	3,600	114,043
Tanaka Chemical Corp.(b)	3,600	70,646
Tayca Corp.	3,600	94,548
Tenma Corp.	7,200	135,436
Toagosei Co. Ltd.	39,600	510,637
Tokai Carbon Co. Ltd.	72,000	763,719
Tokuyama Corp.	21,600	663,027
Tokyo Ohka Kogyo Co. Ltd.	14,400	605,442
Toyo Ink SC Holdings Co. Ltd.	72,000	418,212
Toyobo Co. Ltd.	28,800	526,818
Ube Industries Ltd.	39,600	1,151,852
W-Scope Corp.(a)	10,800	214,832
Zeon Corp.	54,000	749,403

		19,268,224
Commercial Services & Supplies — 1.6%
Aeon Delight Co. Ltd.	7,200	273,446
Bell System24 Holdings Inc.	10,800	134,343
Daiseki Co. Ltd.	14,460	383,128
Duskin Co. Ltd.	14,400	376,777
Itoki Corp.	14,400	107,577
Kokuyo Co. Ltd.	28,800	548,179
Kyodo Printing Co. Ltd.	3,600	115,169
Matsuda Sangyo Co. Ltd.	7,260	121,319
Mitsubishi Pencil Co. Ltd.	14,400	313,080
Nippon Kanzai Co. Ltd.	7,200	130,932
Nippon Parking Development Co. Ltd.	68,400	100,853
Okamura Corp.	25,200	331,481
Oyo Corp.	7,200	97,797
Pilot Corp.	14,400	696,162
Prestige International Inc.	14,400	181,697
Relia Inc.	14,400	163,167
Sato Holdings Corp.	7,200	202,672
Toppan Forms Co. Ltd.	18,000	196,238

		4,474,017
Communications Equipment — 0.3%
Denki Kogyo Co. Ltd.	7,200	185,943
Hitachi Kokusai Electric Inc.	18,000	513,114
Icom Inc.	3,600	81,198

		780,255
Construction & Engineering — 5.1%
Chiyoda Corp.(a)	54,000	355,158
Chudenko Corp.	10,800	311,246
COMSYS Holdings Corp.	36,000	1,008,534
Dai-Dan Co. Ltd.	3,600	98,923
Daiho Corp.	36,000	186,587
Fudo Tetra Corp.	64,800	106,548
Fukuda Corp.	3,600	221,009
Hazama Ando Corp.	61,200	485,094

140

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
Hibiya Engineering Ltd.	7,200	$158,856
Kandenko Co. Ltd.	36,000	355,480
Kinden Corp.	46,800	800,039
Kumagai Gumi Co. Ltd.	14,400	402,127
Kyowa Exeo Corp.	32,400	781,155
Kyudenko Corp.	14,400	684,581
Maeda Corp.	43,200	637,355
Maeda Road Construction Co. Ltd.	23,000	520,611
Mirait Holdings Corp.	21,600	290,110
Nippo Corp.	15,000	356,150
Nippon Densetsu Kogyo Co. Ltd.	10,800	226,027
Nippon Koei Co. Ltd.	3,600	120,477
Nippon Road Co. Ltd. (The)	3,600	217,148
Nishimatsu Construction Co. Ltd.	18,200	529,387
Okumura Corp.	11,000	448,729
OSJB Holdings Corp.(a)	46,800	137,592
Penta-Ocean Construction Co. Ltd.	97,200	727,013
Raito Kogyo Co. Ltd.	14,400	160,593
Sanki Engineering Co. Ltd.	14,400	178,351
Shinnihon Corp.	10,800	90,527
SHO-BOND Holdings Co. Ltd.	7,200	458,103
Sumitomo Densetsu Co. Ltd.	7,200	156,476
Sumitomo Mitsui Construction Co. Ltd.	57,600	329,422
Taihei Dengyo Kaisha Ltd.	3,600	85,219
Taikisha Ltd.	10,800	363,844
Takamatsu Construction Group Co. Ltd.	3,600	93,165
Tekken Corp.	3,600	108,092
Toa Corp./Tokyo(a)(b)	3,600	98,441
Toda Corp.	72,000	576,489
Tokyu Construction Co. Ltd.	28,840	279,625
Toshiba Plant Systems & Services Corp.	18,000	342,129
Totetsu Kogyo Co. Ltd.	10,800	354,676
Toyo Construction Co. Ltd.	25,200	140,970
Toyo Engineering Corp.(a)	14,400	163,682
Yahagi Construction Co. Ltd.	10,800	95,738
Yokogawa Bridge Holdings Corp.	10,800	229,212
Yurtec Corp.	10,800	94,484

		14,565,174
Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	144,000	676,860

Consumer Finance — 0.5%
Aiful Corp.(a)(b)	115,200	395,307
Hitachi Capital Corp.	18,000	444,913
J Trust Co. Ltd.(a)	25,200	172,271
Jaccs Co. Ltd.	7,200	166,577
Orient Corp.(a)	158,400	260,449

		1,439,517
Containers & Packaging — 0.5%
FP Corp.	7,200	400,840
Fuji Seal International Inc.	14,400	491,560
Pack Corp. (The)	3,600	121,281
Rengo Co. Ltd.	64,800	422,137

		1,435,818
Distributors — 0.5%
Arata Corp.	3,600	189,804
Canon Marketing Japan Inc.	18,000	461,642
Doshisha Co. Ltd.	7,200	148,304

Security	Shares	Value
Distributors (continued)
PALTAC Corp.	10,800	$480,622

		1,280,372
Diversified Consumer Services — 0.0%
Meiko Network Japan Co. Ltd.	7,200	86,924

Diversified Financial Services — 1.0%
Financial Products Group Co. Ltd.	25,200	311,439
Fuyo General Lease Co. Ltd.	7,200	479,335
IBJ Leasing Co. Ltd.	10,800	276,696
Japan Securities Finance Co. Ltd.	32,400	176,614
Ricoh Leasing Co. Ltd.	7,200	248,032
Tokyo Century Corp.	14,480	658,623
Zenkoku Hosho Co. Ltd.	18,000	777,713

		2,928,452
Electric Utilities — 0.8%
Hokkaido Electric Power Co. Inc.(b)	64,800	467,303
Hokuriku Electric Power Co	61,200	541,424
Okinawa Electric Power Co. Inc. (The)	11,430	299,373
Shikoku Electric Power Co. Inc.	61,200	824,714

		2,132,814
Electrical Equipment — 1.9%
Chiyoda Integre Co. Ltd.	3,600	86,827
Cosel Co. Ltd.	7,200	100,049
Daihen Corp.	36,000	322,988
Denyo Co. Ltd.	7,200	124,563
FDK Corp.(b)	36,000	75,600
Fujikura Ltd.	90,000	842,054
Furukawa Electric Co. Ltd.	25,200	1,337,635
Futaba Corp.	10,800	225,545
GS Yuasa Corp.	108,000	559,760
Idec Corp./Japan	10,800	275,441
Nissin Electric Co. Ltd.	18,000	217,470
Nitto Kogyo Corp.	10,800	178,448
Sanyo Denki Co. Ltd.	1,600	116,527
Sinfonia Technology Co. Ltd.	36,000	139,297
Tatsuta Electric Wire and Cable Co. Ltd.	14,400	109,636
Toyo Tanso Co. Ltd.	3,600	115,491
Ushio Inc.	39,600	572,564

		5,399,895
Electronic Equipment, Instruments & Components — 4.3%
Ai Holdings Corp.	14,400	343,963
Amano Corp.	21,600	565,937
Anritsu Corp.	50,400	481,909
Azbil Corp.	21,600	938,081
Canon Electronics Inc.	7,200	159,564
Citizen Watch Co. Ltd.	100,800	734,123
CMK Corp.	10,800	102,398
CONEXIO Corp.	3,600	70,292
Daiwabo Holdings Co. Ltd.	7,200	282,454
Dexerials Corp.	18,000	219,400
Elematec Corp.	3,600	84,768
Enplas Corp.	3,600	149,109
Horiba Ltd.	14,400	900,764
Hosiden Corp.	21,600	341,454
Ibiden Co. Ltd.	39,600	632,369
Iriso Electronics Co. Ltd.	7,200	429,150
Japan Aviation Electronics Industry Ltd.	12,000	216,076
Japan Cash Machine Co. Ltd.(a)	7,200	72,640
Japan Display Inc.(a)(b)	133,200	236,869

141

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Kaga Electronics Co. Ltd.	7,200	$202,350
Koa Corp.	10,800	219,175
Macnica Fuji Electronics Holdings Inc.	10,800	232,204
Maruwa Co. Ltd./Aichi	2,900	184,514
Nichicon Corp.	18,000	239,024
Nippon Ceramic Co. Ltd.	7,200	195,916
Nippon Chemi-Con Corp.	3,600	120,477
Nippon Signal Co. Ltd.	18,000	194,308
Nissha Co. Ltd.	10,800	348,885
Nohmi Bosai Ltd.	7,200	134,085
Oki Electric Industry Co. Ltd.	28,800	416,153
Optex Group Co. Ltd.	3,600	154,899
Osaki Electric Co. Ltd.	7,200	51,086
Ryosan Co. Ltd.	7,400	287,324
Ryoyo Electro Corp.	7,200	123,533
SIIX Corp.(a)	7,200	305,616
SMK Corp.	36,000	165,355
Taiyo Yuden Co. Ltd.(a)	39,600	663,863
Topcon Corp.(a)	36,000	801,358
UKC Holdings Corp.	7,200	124,177
V Technology Co. Ltd.	1,400	234,324

		12,359,946
Energy Equipment & Services — 0.2%
Modec Inc.	7,200	173,075
Shinko Plantech Co. Ltd.	18,000	182,887
Toyo Kanetsu KK	3,600	134,793

		490,755
Equity Real Estate Investment Trusts (REITs) — 6.7%
Activia Properties Inc.	216	898,512
Advance Residence Investment Corp.	468	1,144,646
AEON REIT Investment Corp.	504	526,497
Comforia Residential REIT Inc.	180	387,489
Daiwa Office Investment Corp.	108	536,598
Frontier Real Estate Investment Corp.	180	735,088
Fukuoka REIT Corp.	252	380,123
Global One Real Estate Investment Corp.	72	259,935
GLP J-REIT	900	977,168
Hankyu REIT Inc.	180	210,554
Heiwa Real Estate REIT Inc.	324	270,422
Hoshino Resorts REIT Inc.	72	362,879
Hulic Reit Inc.	324	478,595
Ichigo Office REIT Investment	468	327,878
Industrial & Infrastructure Fund Investment Corp.	108	474,349
Invesco Office J-Reit Inc.	288	286,443
Invincible Investment Corp.	1,332	573,127
Japan Excellent Inc.	432	521,156
Japan Hotel REIT Investment Corp.	1,368	955,968
Japan Logistics Fund Inc.	288	534,025
Japan Rental Housing Investments Inc.	576	427,220
Kenedix Office Investment Corp.	144	813,261
Kenedix Residential Investment Corp.	108	311,246
Kenedix Retail REIT Corp.	180	368,348
LaSalle Logiport REIT	396	399,521
MCUBS MidCity Investment Corp.	108	382,181
Mitsui Fudosan Logistics Park Inc.(a)	72	231,303
Mori Hills REIT Investment Corp.	540	663,992
Mori Trust Hotel Reit Inc.	108	135,983
Mori Trust Sogo REIT Inc.	360	527,590
Nippon Accommodations Fund Inc.	180	730,262

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
NIPPON REIT Investment Corp.	144	$433,654
Orix JREIT Inc.	900	1,268,308
Premier Investment Corp.	468	441,632
Sekisui House Reit Inc.	324	386,524
Sekisui House Residential Investment Corp.	360	364,166
TOKYU REIT Inc.	324	402,159

		19,128,802
Food & Staples Retailing — 3.2%
Ain Holdings Inc.	8,200	560,565
Arcs Co. Ltd.	14,400	333,797
Axial Retailing Inc.	3,600	136,080
Belc Co. Ltd.	3,600	202,350
Cawachi Ltd.	3,600	90,076
Cocokara fine Inc.	7,200	450,382
Cosmos Pharmaceutical Corp.	3,600	812,940
Create SD Holdings Co. Ltd.	10,800	282,583
Daikokutenbussan Co. Ltd.	3,600	169,215
Genky Stores Inc.	3,600	134,632
Heiwado Co. Ltd.	10,800	233,748
Kansai Super Market Ltd.	3,600	40,599
Kato Sangyo Co. Ltd.	7,200	260,256
Kobe Bussan Co. Ltd.	3,600	164,068
Kusuri no Aoki Holdings Co. Ltd.	3,900	238,381
Life Corp.	3,600	96,671
Matsumotokiyoshi Holdings Co. Ltd.	14,400	1,194,156
Ministop Co. Ltd.	7,200	150,170
Mitsubishi Shokuhin Co. Ltd.	3,600	110,022
Qol Co. Ltd.	7,200	138,267
San-A Co. Ltd.	7,200	333,926
Shoei Foods Corp.	3,600	152,808
Sogo Medical Co. Ltd.	3,600	194,629
Sugi Holdings Co. Ltd.	14,400	774,657
United Super Markets Holdings Inc.	18,000	184,818
Valor Holdings Co. Ltd.	14,400	336,757
Welcia Holdings Co. Ltd.	18,000	773,692
Yakuodo Co. Ltd.	3,600	110,022
Yaoko Co. Ltd.	7,200	340,360
Yokohama Reito Co. Ltd.	18,000	179,992

		9,180,619
Food Products — 4.7%
Ariake Japan Co. Ltd.	7,200	654,984
Chubu Shiryo Co. Ltd.	3,600	72,865
DyDo Group Holdings Inc.	3,600	186,265
Ezaki Glico Co. Ltd.	14,400	714,177
Feed One Co. Ltd.	10,800	27,602
Fuji Oil Holdings Inc.	21,600	630,213
Fujicco Co. Ltd.	7,200	163,360
Fujiya Co. Ltd.	3,600	83,224
Hokuto Corp.	7,200	129,839
House Foods Group Inc.	21,600	706,456
Itoham Yonekyu Holdings Inc.	50,400	457,588
J-Oil Mills Inc.	3,600	129,646
Kagome Co. Ltd.	28,800	1,071,909
Kameda Seika Co. Ltd.	3,600	172,110
Kenko Mayonnaise Co. Ltd.	3,600	110,183
Kewpie Corp.	39,600	1,020,920
KEY Coffee Inc.	7,200	138,139
Kotobuki Spirits Co. Ltd.	7,200	348,724
Marudai Food Co. Ltd.	36,000	159,564

142

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Maruha Nichiro Corp.	14,400	$415,638
MEGMILK SNOW BRAND Co. Ltd.	18,000	501,854
Mitsui Sugar Co. Ltd.	7,200	295,965
Morinaga & Co. Ltd./Japan	14,400	724,472
Morinaga Milk Industry Co. Ltd.	14,400	590,644
Nichirei Corp.	39,800	1,159,448
Nippon Beet Sugar Manufacturing Co. Ltd.	7,200	173,848
Nippon Flour Mills Co. Ltd.	18,000	266,530
Nippon Suisan Kaisha Ltd.	100,800	553,069
Nisshin OilliO Group Ltd. (The)	7,200	222,296
Prima Meat Packers Ltd.	36,000	251,249
Riken Vitamin Co. Ltd.	3,600	144,122
Rock Field Co. Ltd.	10,800	200,066
Rokko Butter Co. Ltd.	3,600	87,503
S Foods Inc.	3,600	155,382
Sakata Seed Corp.	10,800	358,536
Showa Sangyo Co. Ltd.	7,200	185,236
Warabeya Nichiyo Holdings Co. Ltd.	7,200	192,699

		13,456,325
Gas Utilities — 0.3%
K&O Energy Group Inc.	7,200	125,335
Nippon Gas Co. Ltd.	14,400	510,862
Shizuoka Gas Co. Ltd.	18,000	156,668

		792,865
Health Care Equipment & Supplies — 1.7%
Asahi Intecc Co. Ltd.	14,600	966,766
Eiken Chemical Co. Ltd.	7,200	331,353
Fukuda Denshi Co. Ltd.	3,600	261,222
Hogy Medical Co. Ltd.	3,600	260,256
Jeol Ltd.	36,000	211,036
Mani Inc.	7,200	207,176
Menicon Co. Ltd.	3,600	188,195
Nagaileben Co. Ltd.	7,200	172,882
Nakanishi Inc.	7,200	347,438
Nihon Kohden Corp.	28,800	662,705
Nikkiso Co. Ltd.	21,600	213,674
Nipro Corp.	50,400	731,420
Paramount Bed Holdings Co. Ltd.	7,200	342,934

		4,897,057
Health Care Providers & Services — 1.1%
AS ONE Corp.	3,600	207,176
BML Inc.	7,200	174,105
Japan Lifeline Co. Ltd.	7,200	320,415
Miraca Holdings Inc.	18,000	784,147
NichiiGakkan Co. Ltd.	14,400	177,579
Ship Healthcare Holdings Inc.	14,400	462,607
Solasto Corp.	3,600	86,441
Toho Holdings Co. Ltd.	18,000	375,265
Tokai Corp./Gifu	3,600	150,717
Tsukui Corp.	21,600	177,386
Vital KSK Holdings Inc.	14,400	121,474

		3,037,312
Hotels, Restaurants & Leisure — 3.4%
Arcland Service Holdings Co. Ltd.	3,600	89,015
Atom Corp.	32,400	252,182
BRONCO BILLY Co. Ltd.	3,600	102,140
Colowide Co. Ltd.	21,600	416,346
Create Restaurants Holdings Inc.	18,000	197,525
Doutor Nichires Holdings Co. Ltd.	10,800	259,034

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Fuji Kyuko Co. Ltd.	7,200	$197,525
Fujita Kanko Inc.	3,600	118,225
Hiday Hidaka Corp.	7,216	218,276
Hiramatsu Inc.	10,800	54,046
HIS Co. Ltd.	14,400	543,675
Ichibanya Co. Ltd.	3,600	141,709
Kappa Create Co. Ltd.(a)(b)	10,800	124,885
Kisoji Co. Ltd.	7,200	175,070
KNT-CT Holdings Co. Ltd.(b)	3,600	54,947
KOMEDA Holdings Co. Ltd.	10,800	187,713
Koshidaka Holdings Co. Ltd.	3,600	158,438
Kura Corp.	3,600	168,572
Kyoritsu Maintenance Co. Ltd.	10,880	392,790
Matsuya Foods Co. Ltd.	3,600	132,380
MOS Food Services Inc.	10,800	332,478
Ohsho Food Service Corp.	3,600	160,207
Pepper Food Service Co. Ltd.	3,600	226,478
Plenus Co. Ltd.	7,200	150,942
Resorttrust Inc.	28,800	632,079
Ringer Hut Co. Ltd.	7,200	165,998
Round One Corp.	25,200	389,130
Royal Holdings Co. Ltd.	10,800	297,735
Saizeriya Co. Ltd.	10,800	338,752
Skylark Co. Ltd.	36,000	528,555
St. Marc Holdings Co. Ltd.	7,200	198,490
Sushiro Global Holdings Ltd.	3,600	124,820
Tokyo Dome Corp.	32,400	321,380
Tokyotokeiba Co. Ltd.	7,200	249,640
Toridoll Holdings Corp.	7,200	232,912
Tosho Co. Ltd.(a)	7,200	222,617
WATAMI Co. Ltd.	7,200	101,336
Yoshinoya Holdings Co. Ltd.	21,600	359,598
Zensho Holdings Co. Ltd.	32,400	550,109

		9,567,749
Household Durables — 2.0%
Alpine Electronics Inc.	14,400	333,411
Chofu Seisakusho Co. Ltd.	7,200	173,268
Clarion Co. Ltd.	36,000	140,262
Cleanup Corp.	7,200	55,204
Foster Electric Co. Ltd.	7,200	188,839
France Bed Holdings Co. Ltd.	10,800	102,205
Fujitsu General Ltd.	21,600	459,583
Funai Electric Co. Ltd.(a)	7,200	55,526
Haseko Corp.	97,200	1,513,959
JVC Kenwood Corp.	46,800	144,283
Misawa Homes Co. Ltd.	10,800	95,931
Pioneer Corp.(b)	115,200	224,419
Pressance Corp.	14,400	179,381
Sangetsu Corp.	18,000	329,583
Starts Corp. Inc.	10,800	264,535
Sumitomo Forestry Co. Ltd.	46,800	807,149
Tamron Co. Ltd.	7,200	156,540
Token Corp.	3,620	455,796
Zojirushi Corp.	14,400	133,956

		5,813,830
Household Products — 0.6%
Earth Chemical Co. Ltd.	3,600	186,265
Pigeon Corp.	39,600	1,519,878

143

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products (continued)
S.T. Corp.	3,600	$96,350

		1,802,493
Independent Power and Renewable Electricity Producers — 0.0%
eRex Co. Ltd.	10,800	106,161

Industrial Conglomerates — 0.3%
Katakura Industries Co. Ltd.	7,200	83,964
Nisshinbo Holdings Inc.	46,800	657,429
TOKAI Holdings Corp.	28,800	224,676

		966,069
Insurance — 0.1%
Anicom Holdings Inc.(a)	7,200	207,819

Internet & Direct Marketing Retail — 0.2%
ASKUL Corp.(a)	7,200	201,385
Belluna Co. Ltd.	18,000	197,364
Senshukai Co. Ltd.	10,800	65,241
Yume No Machi Souzou Iinkai Co. Ltd.	7,200	135,501

		599,491
Internet Software & Services — 0.9%
Ateam Inc.	3,600	91,588
COOKPAD Inc.(a)	21,600	129,324
CROOZ Inc.	3,600	80,136
Dip Corp.	10,800	281,424
F@N Communications Inc.	14,400	125,206
GMO Internet Inc.	25,200	423,134
Gree Inc.	39,600	258,680
Gurunavi Inc.	10,800	132,026
Infomart Corp.	32,400	197,460
Internet Initiative Japan Inc.	10,800	211,165
Istyle Inc.(a)	14,400	113,239
SMS Co. Ltd.(a)	10,800	346,473
UNITED Inc./Japan	3,600	119,673
ZIGExN Co. Ltd.(a)(b)	7,200	109,250

		2,618,778
IT Services — 2.2%
Digital Garage Inc.	14,400	372,016
DTS Corp.	7,200	239,024
GMO Payment Gateway Inc.(a)	7,274	536,913
Hearts United Group Co. Ltd.	3,600	59,418
Ines Corp.	10,800	104,810
Infocom Corp.	3,600	83,932
Information Services International-Dentsu Ltd.	3,600	77,659
Itochu Techno-Solutions Corp.	18,000	760,020
Kanematsu Electronics Ltd.	7,200	212,001
NEC Networks & System Integration Corp.	7,200	188,388
NET One Systems Co. Ltd.	28,800	414,351
Nihon Unisys Ltd.	25,200	496,096
NS Solutions Corp.	14,400	373,431
SCSK Corp.	18,056	793,041
TIS Inc.	28,848	984,758
TKC Corp.	7,200	248,032
Transcosmos Inc.	10,800	264,535

		6,208,425
Leisure Products — 0.5%
Fields Corp.	7,200	81,648
Heiwa Corp.	18,016	312,006
Mars Engineering Corp.	3,600	75,793
Mizuno Corp.	7,200	214,575

Security	Shares	Value
Leisure Products (continued)
Tomy Co. Ltd.	28,800	$411,520
Universal Entertainment Corp.(a)	7,200	260,578
Yonex Co. Ltd.(a)	21,600	146,889

		1,503,009
Life Sciences Tools & Services — 0.1%
EPS Holdings Inc.	10,800	233,073
Linical Co. Ltd.	3,600	49,703

		282,776
Machinery — 7.0%
Aichi Corp.	10,800	76,919
Aida Engineering Ltd.	18,000	219,561
Anest Iwata Corp.	14,400	157,376
Asahi Diamond Industrial Co. Ltd.	18,000	194,790
Bando Chemical Industries Ltd.	14,400	163,810
CKD Corp.	18,000	392,315
Daiwa Industries Ltd.	10,800	120,735
DMG Mori Co. Ltd.	39,600	795,149
Ebara Corp.	36,000	1,410,661
Fuji Machine Manufacturing Co. Ltd.	25,200	492,493
Fujitec Co. Ltd.	18,000	273,285
Fukushima Industries Corp.	3,600	168,893
Furukawa Co. Ltd.	10,800	218,307
Giken Ltd.	3,600	99,727
Glory Ltd.	21,600	770,153
Harmonic Drive Systems Inc.(a)	10,800	686,189
Hirata Corp.	3,600	397,945
Hitachi Zosen Corp.	57,600	299,568
Iseki & Co. Ltd.	7,200	176,485
Japan Steel Works Ltd. (The)	21,600	694,875
Kato Works Co. Ltd.	3,600	99,567
Kitz Corp.	28,800	213,352
Komori Corp.	18,000	253,018
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,800	186,555
Makino Milling Machine Co. Ltd.	36,000	358,054
Max Co. Ltd.	7,200	101,207
Meidensha Corp.	72,000	298,539
METAWATER Co. Ltd.	3,600	91,910
Mitsubishi Logisnext Co. Ltd.	10,800	91,106
Mitsuboshi Belting Ltd.	7,000	91,578
Mitsui Engineering & Shipbuilding Co. Ltd.	25,200	366,386
Miura Co. Ltd.	32,400	831,534
Morita Holdings Corp.	10,800	201,707
Nachi-Fujikoshi Corp.	72,000	454,242
Namura Shipbuilding Co. Ltd.	18,000	110,504
Nippon Sharyo Ltd.(b)	36,000	112,596
Nippon Thompson Co. Ltd.	21,600	141,677
Nissei ASB Machine Co. Ltd.	3,600	208,141
Nitta Corp.	7,200	282,776
Nitto Kohki Co. Ltd.	3,600	91,235
Nittoku Engineering Co. Ltd.	3,600	150,395
Noritake Co. Ltd./Nagoya Japan	3,600	166,320
NTN Corp.	144,000	709,030
Obara Group Inc.	3,600	253,501
Oiles Corp.	7,296	154,715
OKUMA Corp.	7,200	460,677
OSG Corp.	28,800	590,901
Ryobi Ltd.	7,200	186,973
Shibuya Corp.	7,200	265,404
Shima Seiki Manufacturing Ltd.	7,200	464,537

144

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Shinmaywa Industries Ltd.	36,000	$346,472
Sintokogio Ltd.	14,400	176,936
Sodick Co. Ltd.	14,400	190,705
Star Micronics Co. Ltd.	14,400	236,644
Tadano Ltd.	36,000	548,823
Takeuchi Manufacturing Co. Ltd.	10,800	228,247
Takuma Co. Ltd.	28,800	419,756
Teikoku Sen-I Co. Ltd.	7,200	142,707
Tocalo Co. Ltd.	3,800	161,467
Toshiba Machine Co. Ltd.	36,000	255,109
Tsubaki Nakashima Co. Ltd.	10,800	241,083
Tsubakimoto Chain Co	36,000	286,636
Tsugami Corp.	21,000	219,374
Tsukishima Kikai Co. Ltd.	10,800	120,638
Tsurumi Manufacturing Co. Ltd.	7,200	117,099
Union Tool Co	3,600	135,275
YAMABIKO Corp.	10,800	163,489
Yushin Precision Equipment Co. Ltd.	3,600	107,448

		19,895,281
Marine — 0.4%
Iino Kaiun Kaisha Ltd.	32,400	179,509
Kawasaki Kisen Kaisha Ltd.(b)	32,400	837,904
NS United Kaiun Kaisha Ltd.	3,600	85,669

		1,103,082
Media — 2.0%
Amuse Inc.	3,600	101,175
Asatsu-DK Inc.	10,800	353,228
Avex Group Holdings Inc.	10,800	149,495
CyberAgent Inc.	36,000	1,232,117
D.A. Consortium Holdings Inc.	7,200	136,401
Daiichikosho Co. Ltd.	14,400	692,302
Kadokawa Dwango(a)(b)	18,008	207,107
Lifull Co. Ltd.	18,000	147,822
Macromill Inc.	7,200	187,423
Septeni Holdings Co. Ltd.(a)	36,000	102,623
Shochiku Co. Ltd.	3,600	592,574
SKY Perfect JSAT Holdings Inc.	57,600	257,361
Toei Animation Co. Ltd.	1,600	142,549
Toei Co. Ltd.	3,600	375,104
Tokyo Broadcasting System Holdings Inc.	14,400	354,258
TV Asahi Holdings Corp.	7,200	153,645
Vector Inc.	10,800	151,135
Zenrin Co. Ltd.	7,200	244,171

		5,580,490
Metals & Mining — 2.4%
Aichi Steel Corp.	3,600	141,388
Asahi Holdings Inc.	10,800	191,187
Daido Steel Co. Ltd.	10,800	655,306
Dowa Holdings Co. Ltd.	18,200	694,464
Godo Steel Ltd.	3,600	69,745
Kyoei Steel Ltd.(a)	7,200	128,938
Mitsubishi Steel Manufacturing Co. Ltd.	3,600	86,827
Mitsui Mining & Smelting Co. Ltd.	21,600	1,223,752
Nakayama Steel Works Ltd.	7,200	46,261
Neturen Co. Ltd.	10,800	112,917
Nippon Denko Co. Ltd.	39,600	157,119
Nippon Light Metal Holdings Co. Ltd.	208,800	559,760
Nisshin Steel Co. Ltd.	18,000	278,272
Nittetsu Mining Co. Ltd.	3,600	246,745

Security	Shares	Value
Metals & Mining (continued)
Osaka Steel Co. Ltd.	3,600	$75,954
OSAKA Titanium Technologies Co. Ltd.(a)	7,200	119,673
Pacific Metals Co. Ltd.(a)(b)	3,600	94,484
Sanyo Special Steel Co. Ltd.	7,200	183,370
Toho Titanium Co. Ltd.(a)	10,800	97,958
Toho Zinc Co. Ltd.	3,600	185,943
Tokyo Steel Manufacturing Co. Ltd.(a)	36,000	313,337
Topy Industries Ltd.	7,200	219,079
Toyo Kohan Co. Ltd.	18,000	73,670
UACJ Corp.	10,814	281,209
Yamato Kogyo Co. Ltd.	14,400	391,189
Yodogawa Steel Works Ltd.	7,200	214,896

		6,843,443
Multiline Retail — 1.0%
Fuji Co. Ltd./Ehime	7,200	158,663
H2O Retailing Corp.(a)	28,835	563,791
Izumi Co. Ltd.	14,400	848,005
Kintetsu Department Store Co. Ltd.(b)	3,600	119,512
Matsuya Co. Ltd.	10,800	128,455
Parco Co. Ltd.	7,200	99,020
Seria Co. Ltd.	14,400	913,632

		2,831,078
Oil, Gas & Consumable Fuels — 0.5%
Cosmo Energy Holdings Co. Ltd.	21,600	651,446
ITOCHU Enex Co. Ltd.	18,000	180,957
Japan Petroleum Exploration Co. Ltd.(a)	10,800	248,321
San-Ai Oil Co. Ltd.	18,000	258,648

		1,339,372
Paper & Forest Products — 0.6%
Daiken Corp.	7,200	185,171
Daio Paper Corp.	25,200	338,012
Hokuetsu Kishu Paper Co. Ltd.	46,800	263,473
Nippon Paper Industries Co. Ltd.	36,000	692,945
Tokushu Tokai Paper Co. Ltd.	3,600	129,324

		1,608,925
Personal Products — 1.3%
Ci:z Holdings Co. Ltd.	10,800	455,047
Euglena Co. Ltd.(a)(b)	25,200	250,412
Fancl Corp.	14,400	413,708
Kobayashi Pharmaceutical Co. Ltd.	18,000	1,140,432
Mandom Corp.	14,400	488,343
Milbon Co. Ltd.	3,600	260,256
Noevir Holdings Co. Ltd.	7,200	514,079
YA-MAN Ltd.	10,800	196,592

		3,718,869
Pharmaceuticals — 2.4%
ASKA Pharmaceutical Co. Ltd.	7,200	131,512
JCR Pharmaceuticals Co. Ltd.	3,600	149,913
Kaken Pharmaceutical Co. Ltd.	10,800	542,389
Kissei Pharmaceutical Co. Ltd.	10,800	309,316
KYORIN Holdings Inc.	14,400	275,762
Mochida Pharmaceutical Co. Ltd.	3,600	261,222
Nichi-Iko Pharmaceutical Co. Ltd.(a)	14,450	217,967
Nippon Shinyaku Co. Ltd.	18,000	1,293,240
Rohto Pharmaceutical Co. Ltd.	36,000	926,178
Sawai Pharmaceutical Co. Ltd.	10,800	529,842
Seikagaku Corp.	14,400	209,363
Sosei Group Corp.(a)(b)	7,200	707,743
Torii Pharmaceutical Co. Ltd.	3,600	95,320

145

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Towa Pharmaceutical Co. Ltd.	3,600	$187,552
Tsumura & Co	21,600	748,921
ZERIA Pharmaceutical Co. Ltd.	10,800	209,428

		6,795,668
Professional Services — 1.6%
Benefit One Inc.(a)	14,400	285,671
en-japan Inc.	7,200	326,205
FULLCAST Holdings Co. Ltd.	7,200	139,876
Funai Soken Holdings Inc.	7,200	240,311
JAC Recruitment Co. Ltd.	3,600	72,994
Link And Motivation Inc.(a)	10,800	85,701
Meitec Corp.	7,400	390,153
Nihon M&A Center Inc.	21,600	1,082,847
Nomura Co. Ltd.	14,400	330,194
Outsourcing Inc.	25,200	444,077
Pasona Group Inc.	3,600	55,590
Tanseisha Co. Ltd.	14,400	184,013
TechnoPro Holdings Inc.	10,800	543,354
UT Group Co. Ltd.(b)	7,200	193,664
Yumeshin Holdings Co. Ltd.(a)	14,400	122,890

		4,497,540
Real Estate Management & Development — 1.9%
Ardepro Co. Ltd.	54,000	48,255
Daibiru Corp.	18,000	202,511
Daikyo Inc.	10,800	211,068
Goldcrest Co. Ltd.	7,200	148,562
Heiwa Real Estate Co. Ltd.	14,400	269,972
Ichigo Inc.	82,800	307,804
Japan Asset Marketing Co. Ltd.(b)	46,800	51,022
Kenedix Inc.	90,000	616,058
Leopalace21 Corp.	90,000	723,828
NTT Urban Development Corp.	43,200	476,762
Open House Co. Ltd.	10,800	534,668
Relo Group Inc.	39,600	1,057,368
Sun Frontier Fudousan Co. Ltd.	7,200	96,639
Takara Leben Co. Ltd.	28,800	130,997
TOC Co. Ltd.	21,600	181,440
Tosei Corp.	10,800	105,679
Unizo Holdings Co. Ltd.	7,200	193,986

		5,356,619
Road & Rail — 2.1%
Fukuyama Transporting Co. Ltd.	10,800	389,902
Hamakyorex Co. Ltd.	3,600	100,532
Hitachi Transport System Ltd.	18,000	449,256
Nankai Electric Railway Co. Ltd.	36,000	901,729
Nikkon Holdings Co. Ltd.	21,600	583,888
Nishi-Nippon Railroad Co. Ltd.	21,600	563,621
Sakai Moving Service Co. Ltd.(a)	3,600	182,405
Sankyu Inc.	18,200	777,409
Seino Holdings Co. Ltd.	54,000	855,565
Senko Group Holdings Co. Ltd.	36,000	258,005
Sotetsu Holdings Inc.	28,800	752,267
Trancom Co. Ltd.	3,600	235,485

		6,050,064
Semiconductors & Semiconductor Equipment — 2.1%
Advantest Corp.	57,600	1,150,405
Ferrotec Holdings Corp.	10,800	213,288
Japan Material Co. Ltd.(a)	7,200	214,253
Lasertec Corp.	14,400	351,298

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Megachips Corp.	7,200	$219,722
Micronics Japan Co. Ltd.(a)	10,800	105,003
Mimasu Semiconductor Industry Co. Ltd.	3,600	66,592
Mitsui High-Tec Inc.(a)	7,200	150,685
Sanken Electric Co. Ltd.	36,000	215,862
SCREEN Holdings Co. Ltd.	14,400	1,294,527
Shindengen Electric Manufacturing Co. Ltd.	3,600	249,962
Shinko Electric Industries Co. Ltd.	25,200	193,664
Tokyo Seimitsu Co. Ltd.	14,400	599,008
Ulvac Inc.	14,400	968,965

		5,993,234
Software — 1.6%
Broadleaf Co. Ltd.	14,400	148,497
Capcom Co. Ltd.	14,400	411,778
COLOPL Inc.(a)	18,000	185,943
Digital Arts Inc.	3,600	156,508
Fuji Soft Inc.	7,200	222,939
Fukui Computer Holdings Inc.	3,600	107,609
GungHo Online Entertainment Inc.	136,800	349,625
Gunosy Inc.(b)	3,600	96,317
Justsystems Corp.	10,800	204,216
KLab Inc.(b)	10,800	183,177
Koei Tecmo Holdings Co. Ltd.	14,440	297,691
Marvelous Inc.(a)	10,800	99,599
Miroku Jyoho Service Co. Ltd.	7,200	188,903
MTI Ltd.	10,800	62,925
NSD Co. Ltd.	14,400	297,124
OBIC Business Consultants Co. Ltd.	3,600	182,726
Square Enix Holdings Co. Ltd.	29,000	1,324,248
Systena Corp.	3,600	128,520

		4,648,345
Specialty Retail — 2.9%
Adastria Co. Ltd.	7,200	159,886
Alpen Co. Ltd.	7,200	147,790
AOKI Holdings Inc.	14,400	211,036
Aoyama Trading Co. Ltd.	18,000	688,441
Arcland Sakamoto Co. Ltd.	7,200	120,381
Asahi Co. Ltd.	7,200	88,661
Autobacs Seven Co. Ltd.	25,200	484,611
Bic Camera Inc.	32,400	414,609
Chiyoda Co. Ltd.	7,200	188,195
DCM Holdings Co. Ltd.	36,000	349,046
EDION Corp.(a)	25,200	283,966
Geo Holdings Corp.	10,800	219,754
IDOM Inc.(a)	21,600	161,365
JINS Inc.(a)	3,600	185,300
Joshin Denki Co. Ltd.	3,900	152,822
Joyful Honda Co. Ltd.	10,800	309,316
Keiyo Co. Ltd.	10,800	68,812
Kohnan Shoji Co. Ltd.	10,800	225,834
Komeri Co. Ltd.	10,800	308,833
K’s Holdings Corp.	28,800	745,318
Laox Co. Ltd.(a)(b)	10,800	65,145
LIXIL VIVA Corp.	7,400	117,707
Nishimatsuya Chain Co. Ltd.	18,000	218,435
Nojima Corp.	10,800	248,611
PAL GROUP Holdings Co. Ltd.	3,600	111,470
PC Depot Corp.(a)	14,440	119,489
Sac’s Bar Holdings Inc.	7,200	89,948

146

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Sanrio Co. Ltd.(a)	18,000	$299,987
Shimachu Co. Ltd.	14,400	415,638
T-Gaia Corp.	7,200	157,762
United Arrows Ltd.	7,200	272,803
VT Holdings Co. Ltd.	28,800	142,063
Xebio Holdings Co. Ltd.	7,200	132,991
Yellow Hat Ltd.	7,200	210,715

		8,116,740
Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	7,200	307,868
Elecom Co. Ltd.	3,600	82,130
Maxell Holdings Ltd.	14,400	294,679
MCJ Co. Ltd.	10,800	109,346
Melco Holdings Inc.	3,600	118,869
Riso Kagaku Corp.	7,200	137,881
Roland DG Corp.	3,600	102,301
Toshiba TEC Corp.	36,000	227,765
Wacom Co. Ltd.	50,400	273,382

		1,654,221
Textiles, Apparel & Luxury Goods — 1.1%
Descente Ltd.	14,400	213,095
Fujibo Holdings Inc.	3,600	112,113
Goldwin Inc.(a)	1,000	73,276
Gunze Ltd.	7,200	378,321
Japan Wool Textile Co. Ltd. (The)	25,200	223,390
Kurabo Industries Ltd.	72,000	220,687
Onward Holdings Co. Ltd.	36,000	294,679
Seiko Holdings Corp.	7,200	195,916
Seiren Co. Ltd.	18,000	338,269
TSI Holdings Co. Ltd.	25,200	191,863
Tsutsumi Jewelry Co. Ltd.	3,600	69,455
Unitika Ltd.(b)	21,600	161,365
Wacoal Holdings Corp.	18,000	559,761
Yondoshi Holdings Inc.	7,200	195,916

		3,228,106
Trading Companies & Distributors — 2.4%
Hanwa Co. Ltd.	14,400	582,280
Inaba Denki Sangyo Co. Ltd.	7,400	347,831
Inabata & Co. Ltd.	14,400	223,775
Iwatani Corp.	14,400	436,227
Japan Pulp & Paper Co. Ltd.	3,600	138,171
Kamei Corp.	7,200	116,456
Kanamoto Co. Ltd.	10,800	373,978

Security	Shares	Value
Trading Companies & Distributors (continued)
Kanematsu Corp.	28,800	$346,408
Kuroda Electric Co. Ltd.	9,900	240,013
MonotaRO Co. Ltd.(a)	21,600	615,736
Nagase & Co. Ltd.	39,600	726,498
Nippon Steel & Sumikin Bussan Corp.	3,744	198,065
Nishio Rent All Co. Ltd.	7,200	246,745
Sojitz Corp.	442,800	1,282,045
Trusco Nakayama Corp.	14,400	404,057
Wakita & Co. Ltd.	14,400	170,888
Yamazen Corp.	21,600	246,488
Yuasa Trading Co. Ltd.	7,200	253,501

		6,949,162
Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	18,000	482,552
Nissin Corp.	7,200	199,133
Sumitomo Warehouse Co. Ltd. (The)	36,000	256,075

		937,760

Total Common Stocks — 99.4% (Cost: $253,356,992)		282,903,220

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	11,681,520	11,683,856
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	145,754	145,754

		11,829,610

Total Short-Term Investments — 4.1% (Cost: $11,828,823)		11,829,610

Total Investments in Securities — 103.5% (Cost: $265,185,815)		294,732,830
Other Assets, Less Liabilities — (3.5)%		(10,048,089)

Net Assets — 100.0%		$284,684,741

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,394,924	2,286,596	11,681,520	$11,683,856	$—	(a)	$(374)	$(441)
BlackRock Cash Funds: Treasury, SL Agency Shares	78,081	67,673	145,754	145,754	269		—	—

				$11,829,610	$269		$(374)	$(441)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

147

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Japan Small-Cap ETF

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	11	12/07/17	$1,766	$23,997

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$282,903,220	$—	$—	$282,903,220
Money Market Funds	11,829,610	—	—	11,829,610

	$294,732,830	$—	$—	$294,732,830

Derivative financial instruments(a)
Assets
Futures Contracts	$23,997	$—	$—	$23,997

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

148

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 1.0%
AirAsia Bhd	5,742,300	$4,409,053

Automobiles — 0.5%
UMW Holdings Bhd(a)	1,784,300	2,299,367

Banks — 30.7%
Alliance Bank Malaysia Bhd	3,877,300	3,498,530
AMMB Holdings Bhd(b)	6,329,937	6,423,582
CIMB Group Holdings Bhd(b)	17,281,712	25,566,538
Hong Leong Bank Bhd	2,483,040	9,192,622
Hong Leong Financial Group Bhd	876,300	3,441,344
Malayan Banking Bhd	16,146,181	36,520,889
Public Bank Bhd	11,117,380	54,098,511
RHB Bank Bhd	3,062,302	3,669,221
RHB Bank Bhd, New(a)(c)	1,621,200	4

		142,411,241
Chemicals — 3.6%
Petronas Chemicals Group Bhd	9,163,900	16,582,189

Construction & Engineering — 3.5%
Gamuda Bhd(b)	6,555,800	7,839,066
IJM Corp. Bhd	11,081,580	8,373,171

		16,212,237
Diversified Telecommunication Services — 1.4%
Telekom Malaysia Bhd	4,304,600	6,347,167

Electric Utilities — 10.6%
Tenaga Nasional Bhd	12,964,612	49,011,591

Energy Equipment & Services — 2.5%
Dialog Group Bhd	11,847,754	6,982,048
Sapura Energy Bhd	14,871,800	4,545,727

		11,527,775
Food Products — 10.6%
Felda Global Ventures Holdings Bhd	5,571,900	2,479,731
Genting Plantations Bhd	920,200	2,362,660
IOI Corp. Bhd	8,397,730	9,158,546
Kuala Lumpur Kepong Bhd	1,834,200	10,934,783
Nestle Malaysia Bhd	223,800	5,324,793
PPB Group Bhd	1,810,666	7,376,377
Sime Darby Plantation Bhd	9,534,455	11,680,553

		49,317,443
Gas Utilities — 2.2%
Petronas Gas Bhd	2,644,400	10,268,510

Health Care Equipment & Supplies — 1.3%
Hartalega Holdings Bhd	2,517,600	5,885,379

Health Care Providers & Services — 2.3%
IHH Healthcare Bhd	7,864,700	10,846,536

Hotels, Restaurants & Leisure — 7.1%
Genting Bhd	8,753,600	18,836,455
Genting Malaysia Bhd	11,336,500	14,109,985

		32,946,440
Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	2,376,600	5,619,690
Sime Darby Bhd	9,534,455	5,478,902

		11,098,592

Security	Shares	Value
Marine — 1.9%
MISC Bhd(b)	5,113,220	$8,814,819

Media — 0.9%
Astro Malaysia Holdings Bhd	5,967,400	4,144,129

Metals & Mining — 1.2%
Press Metal Aluminium Holdings Bhd	4,398,100	5,592,400

Multi-Utilities — 1.5%
YTL Corp. Bhd	16,663,762	4,767,478
YTL Power International Bhd	7,773,156	2,185,873

		6,953,351
Oil, Gas & Consumable Fuels — 1.2%
Petronas Dagangan Bhd	948,300	5,611,654

Real Estate Management & Development — 2.1%
IOI Properties Group Bhd	6,329,125	2,925,063
Sime Darby Property Bhd	9,534,455	2,797,737
SP Setia Bhd Group	4,523,200	3,860,122

		9,582,922
Tobacco — 1.1%
British American Tobacco Malaysia Bhd(b)	545,100	4,982,477

Transportation Infrastructure — 2.1%
Malaysia Airports Holdings Bhd	3,167,600	6,390,194
Westports Holdings Bhd	3,906,100	3,285,728

		9,675,922
Wireless Telecommunication Services — 8.1%
Axiata Group Bhd	10,307,200	13,433,763
DiGi.Com Bhd(b)	11,874,800	13,473,303
Maxis Bhd(b)	7,466,200	10,826,401

		37,733,467

Total Common Stocks — 99.8% (Cost: $334,073,180)		462,254,661

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	13,333,925	13,336,592
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	204,440	204,440

		13,541,032

Total Short-Term Investments — 2.9% (Cost: $13,539,611)		13,541,032

Total Investments in Securities — 102.7% (Cost: $347,612,791)		475,795,693
Other Assets, Less Liabilities — (2.7)%		(12,584,810)

Net Assets — 100.0%		$463,210,883

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

149

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,721,787	612,138	13,333,925	$13,336,592	$—	(a)	$(2,651)	$(1,213)
BlackRock Cash Funds: Treasury, SL Agency Shares	290,485	(86,045)	204,440	204,440	395		—	—

				$13,541,032	$395		$(2,651)	$(1,213)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$462,254,657	$—	$4	$462,254,661
Money Market Funds	13,541,032	—	—	13,541,032

	$475,795,689	$—	$4	$475,795,693

150

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Mexico ETF (Formerly iShares MSCI Mexico Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	4,606,300	$4,211,177
Grupo Aeromexico SAB de CV(a)	2,173,643	3,712,694

		7,923,871
Auto Components — 0.2%
Rassini SAB de CV	611,999	2,296,887

Banks — 13.1%
Banco del Bajio SA(a)(c)	736,030	1,358,052
Banregio Grupo Financiero SAB de CV	1,639,200	8,951,903
Grupo Financiero Banorte SAB de CV Series O	13,504,478	79,331,369
Grupo Financiero Inbursa SAB de CV Series O(b)	14,800,192	26,186,301
Grupo Financiero Interacciones SA de CV Series O	863,000	3,987,537
Grupo Financiero Santander Mexico SAB de CV Series B	11,832,350	19,224,548

		139,039,710
Beverages — 12.1%
Arca Continental SAB de CV	2,781,529	19,077,229
Coca-Cola Femsa SAB de CV Series L	1,921,847	13,218,250
Fomento Economico Mexicano SAB de CV	10,639,310	96,214,678

		128,510,157
Building Products — 0.4%
Elementia SAB de CV(a)(b)(c)	3,018,490	3,836,789

Capital Markets — 0.5%
Bolsa Mexicana de Valores SAB de CV	3,153,487	5,418,520

Chemicals — 1.7%
Mexichem SAB de CV	6,920,518	18,028,459

Construction Materials — 4.5%
Cemex SAB de CV, CPO(a)	61,803,229	47,367,196

Consumer Finance — 1.3%
Credito Real SAB de CV SOFOM ER	2,009,874	2,951,186
Gentera SAB de CV	6,814,406	6,262,837
Unifin Financiera SAB de CV SOFOM ENR	1,370,848	4,576,124

		13,790,147
Diversified Telecommunication Services — 1.0%
Axtel SAB de CV, CPO(a)(b)	10,264,477	2,228,770
Telesites SAB de CV(a)(b)	10,946,446	8,683,733

		10,912,503
Equity Real Estate Investment Trusts (REITs) — 5.8%
Concentradora Fibra Danhos SA de CV	2,216,100	3,775,684
Concentradora Fibra Hotelera Mexicana SA de CV(c)	8,481,190	5,515,554
Fibra Uno Administracion SA de CV	18,749,500	29,344,590
Macquarie Mexico Real Estate Management SA de CV	6,075,100	7,307,360
PLA Administradora Industrial S. de RL de CV	5,983,400	9,808,325
Prologis Property Mexico SA de CV	3,007,200	5,760,325

		61,511,838
Food & Staples Retailing — 7.1%
Grupo Comercial Chedraui SA de CV	2,665,900	5,198,261
La Comer SAB de CV(a)(b)	4,360,355	4,300,361
Wal-Mart de Mexico SAB de CV	27,880,333	65,812,331

		75,310,953
Food Products — 5.7%
Gruma SAB de CV Series B	1,412,525	17,540,029
Grupo Bimbo SAB de CV Series A	10,454,804	24,414,771

Security	Shares	Value
Food Products (continued)
Grupo Herdez SAB de CV	1,989,044	$4,516,667
Grupo Lala SAB de CV(b)	4,464,800	6,783,828
Industrias Bachoco SAB de CV Series B	1,436,800	7,007,933

		60,263,228
Gas Utilities — 1.6%
Infraestructura Energetica Nova SAB de CV	3,206,100	17,546,875

Hotels, Restaurants & Leisure — 1.5%
Alsea SAB de CV	3,725,266	12,331,459
Hoteles City Express SAB de CV(a)(b)	3,348,900	4,035,383

		16,366,842
Household Durables — 0.3%
Consorcio ARA SAB de CV	8,220,519	3,022,055

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV Series A	9,921,654	17,767,898

Industrial Conglomerates — 2.8%
Alfa SAB de CV	18,124,451	20,232,443
Grupo Carso SAB de CV Series A1	3,136,433	10,004,692

		30,237,135
Insurance — 0.4%
Qualitas Controladora SAB de CV	2,169,700	3,979,999

Machinery — 0.2%
Grupo Rotoplas SAB de CV(b)	1,667,300	2,589,754

Media — 4.8%
Grupo Televisa SAB(b)	12,986,647	48,844,757
TV Azteca SAB de CV, CPO(b)	13,824,139	2,570,758

		51,415,515
Metals & Mining — 7.9%
Grupo Mexico SAB de CV Series B	18,013,786	56,473,403
Industrias CH SAB de CV Series B(a)(b)	1,158,483	5,240,134
Industrias Penoles SAB de CV	901,333	18,938,360
Minera Frisco SAB de CV Series A1(a)(b)	5,802,503	3,723,631

		84,375,528
Mortgage Real Estate Investment — 0.3%
Concentradora Hipotecaria SAPI de CV(b)	2,797,300	2,803,915

Multiline Retail — 0.8%
El Puerto de Liverpool SAB de CV Series C1(b)	1,281,565	8,706,321

Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV Series B(a)	6,034,193	7,160,861

Real Estate Management & Development — 0.7%
Corp. Inmobiliaria Vesta SAB de CV(b)	4,120,549	5,186,674
Grupo GICSA SA de CV(a)(b)	4,918,666	2,662,096

		7,848,770
Transportation Infrastructure — 6.7%
Grupo Aeroportuario del Centro Norte SAB de CV	1,820,592	9,240,928
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,295,149	22,881,178
Grupo Aeroportuario del Sureste SAB de CV Series B	1,324,125	23,758,244
Promotora y Operadora de Infraestructura SAB de CV	1,532,160	15,432,769

		71,313,119
Wireless Telecommunication Services — 15.3%
America Movil SAB de CV Series L	189,334,218	162,713,864

Total Common Stocks — 99.8% (Cost: $1,457,144,566)		1,062,058,709

151

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Mexico ETF (Formerly iShares MSCI Mexico Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	17,761,537	$17,765,090
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	862,506	862,506

		18,627,596

Total Short-Term Investments — 1.7% (Cost: $18,624,054)		18,627,596

Total Investments in Securities — 101.5% (Cost: $1,475,768,620)		1,080,686,305
Other Assets, Less Liabilities — (1.5)%		(16,217,795)

Net Assets — 100.0%		$1,064,468,510

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,657,667	(9,896,130)	17,761,537	$17,765,090	$—	(a)	$137	$(2,930)
BlackRock Cash Funds: Treasury, SL Agency Shares	431,254	431,252	862,506	862,506	1,452		—	—

				$18,627,596	$1,452		$137	$(2,930)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	86	12/15/17	$2,180	$(30,407)

152

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Mexico ETF (Formerly iShares MSCI Mexico Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,062,058,709	$—	$—	$1,062,058,709
Money Market Funds	18,627,596	—	—	18,627,596

	$1,080,686,305	$—	$—	$1,080,686,305

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(30,407)	$—	$—	$(30,407)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

CPO	Certificates of Participation (Ordinary)

153

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.4%
PostNL NV	186,270	$826,208

Banks — 13.8%
ABN AMRO Group NV(a)	144,600	4,297,414
ING Groep NV	1,177,613	21,279,540

		25,576,954
Beverages — 6.0%
Coca-Cola European Partners PLC	28,707	1,119,281
Coca-Cola European Partners PLC, New	25,807	1,006,215
Heineken Holding NV	18,834	1,818,320
Heineken NV	64,112	6,542,837
Refresco Group NV(a)	28,441	671,450

		11,158,103
Capital Markets — 0.3%
BinckBank NV	56,673	290,501
Flow Traders(a)	15,935	350,172

		640,673
Chemicals — 8.0%
Akzo Nobel NV	81,770	7,380,633
Corbion NV	27,517	890,624
Koninklijke DSM NV	60,552	5,687,851
OCI NV(b)(c)	34,598	778,649

		14,737,757
Construction & Engineering — 1.5%
Arcadis NV	37,423	865,653
Boskalis Westminster	35,762	1,325,063
Koninklijke BAM Groep NV	85,914	467,432
Koninklijke Volkerwessels NV	1,653	48,190

		2,706,338
Diversified Financial Services — 0.0%
SNS REAAL NV(c)(d)	68,952	1

Diversified Telecommunication Services — 2.3%
Koninklijke KPN NV	1,154,029	4,240,852

Electrical Equipment — 1.0%
Kendrion NV	11,679	570,247
Philips Lighting NV(a)	1,325	50,279
SIF Holding NV(c)	2,983	58,687
TKH Group NV	17,744	1,184,795

		1,864,008
Energy Equipment & Services — 0.9%
Fugro NV, CVA(b)(c)	35,041	494,688
SBM Offshore NV	71,326	1,185,110

		1,679,798
Equity Real Estate Investment Trusts (REITs) — 1.5%
Eurocommercial Properties NV	20,674	876,207
NSI NV	12,456	504,965
VastNed Retail NV	11,467	544,446
Wereldhave NV	18,008	836,543

		2,762,161
Food & Staples Retailing — 4.3%
Koninklijke Ahold Delhaize NV	370,621	7,952,169

Food Products — 0.5%
ForFarmers NV	5,826	69,883

Security	Shares	Value
Food Products (continued)
Wessanen	39,872	$803,212

		873,095
Health Care Equipment & Supplies — 4.4%
Koninklijke Philips NV	210,584	8,191,805

Hotels, Restaurants & Leisure — 0.1%
Basic-Fit NV(a)(b)	3,995	100,985

Household Durables — 0.3%
TomTom NV(b)	56,389	610,094

Insurance — 5.2%
Aegon NV	604,039	3,758,138
ASR Nederland NV	33,450	1,366,031
NN Group NV	102,142	4,494,623

		9,618,792
Internet Software & Services — 0.0%
Takeaway.com NV(a)(b)	1,397	75,040

IT Services — 0.9%
InterXion Holding NV(b)	28,164	1,625,908

Leisure Products — 0.3%
Accell Group	16,070	460,536

Machinery — 1.1%
Aalberts Industries NV	38,212	1,954,613

Media — 0.6%
Altice NV, Class A(b)(c)	128,793	1,018,759

Metals & Mining — 0.1%
AMG Advanced Metallurgical Group NV	3,462	154,363

Oil, Gas & Consumable Fuels — 0.6%
Koninklijke Vopak NV	28,030	1,186,466

Personal Products — 15.6%
Unilever NV, CVA	501,006	28,903,962

Professional Services — 8.6%
Brunel International NV(c)	18,884	334,368
Intertrust NV(a)	22,897	425,899
Randstad Holding NV	41,963	2,588,789
RELX NV	315,576	7,237,688
Wolters Kluwer NV	100,962	5,239,628

		15,826,372
Semiconductors & Semiconductor Equipment — 18.6%
ASM International NV	19,534	1,352,529
ASML Holding NV	114,701	20,186,326
BE Semiconductor Industries NV	16,407	1,349,252
NXP Semiconductors NV(b)	100,381	11,382,202

		34,270,309
Software — 0.6%
Gemalto NV	29,850	1,135,907

Trading Companies & Distributors — 2.2%
AerCap Holdings NV(b)	51,620	2,682,692
IMCD Group NV	20,992	1,300,048

		3,982,740

Total Common Stocks — 99.7% (Cost: $158,184,407)		184,134,768

154

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	2,019,922	$2,020,326
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	28,397	28,397

		2,048,723

Total Short-Term Investments — 1.1% (Cost: $2,048,693)		2,048,723

Total Investments in Securities — 100.8% (Cost: $160,233,100)		186,183,491
Other Assets, Less Liabilities — (0.8)%		(1,436,639)

Net Assets — 100.0%		$184,746,852

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,224,613	795,309	2,019,922	$2,020,326	$—	(a)	$(44)	$(196)
BlackRock Cash Funds: Treasury, SL Agency Shares	32,493	(4,096)	28,397	28,397	288		—	—

				$2,048,723	$288		$(44)	$(196)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	12	12/15/17	$511	$(11,346)

155

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Netherlands ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$184,134,767	$—	$1	$184,134,768
Money Market Funds	2,048,723	—	—	2,048,723

	$186,183,490	$—	$1	$186,183,491

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,346)	$—	$—	$(11,346)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

156

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 56.8%
AGL Energy Ltd.	1,225,054	$23,240,689
Alumina Ltd.	4,578,586	7,716,349
Amcor Ltd./Australia	2,164,120	25,333,385
AMP Ltd.	5,455,991	21,165,184
APA Group	2,082,297	14,764,443
Aristocrat Leisure Ltd.	1,017,804	16,990,920
ASX Ltd.	363,059	15,748,709
Aurizon Holdings Ltd.	3,832,927	15,334,466
AusNet Services	3,272,151	4,657,599
Australia & New Zealand Banking Group Ltd.	5,489,857	118,610,581
Bank of Queensland Ltd.	730,619	7,310,278
Bendigo & Adelaide Bank Ltd.	882,860	7,801,396
BGP Holdings PLC(a)(b)	27,004,595	322
BHP Billiton Ltd.	5,998,235	124,312,165
BlueScope Steel Ltd.	1,048,094	10,828,938
Boral Ltd.	2,198,548	12,551,086
Brambles Ltd.	2,972,821	23,064,666
Caltex Australia Ltd.	487,502	12,605,166
Challenger Ltd./Australia	1,085,665	11,530,312
CIMIC Group Ltd.	182,476	7,069,014
Coca-Cola Amatil Ltd.	1,056,976	6,371,081
Cochlear Ltd.	107,695	14,775,060
Commonwealth Bank of Australia	3,236,882	195,181,628
Computershare Ltd.	868,607	10,860,365
Crown Resorts Ltd.	712,384	6,678,957
CSL Ltd.	845,145	91,965,753
Dexus	1,907,419	15,001,454
Domino’s Pizza Enterprises Ltd.(c)	117,523	4,193,226
Flight Centre Travel Group Ltd.(c)	102,073	3,468,394
Fortescue Metals Group Ltd.	2,919,755	10,196,045
Goodman Group	3,341,030	22,040,815
GPT Group (The)	3,378,716	13,876,389
Harvey Norman Holdings Ltd.(c)	1,026,665	3,125,364
Healthscope Ltd.	3,258,057	4,909,607
Incitec Pivot Ltd.	3,160,186	9,572,228
Insurance Australia Group Ltd.	4,420,514	24,061,319
James Hardie Industries PLC	826,322	13,486,998
LendLease Group	1,034,263	12,484,053
Macquarie Group Ltd.	603,778	45,024,504
Medibank Pvt Ltd.	5,126,141	12,725,235
Mirvac Group	6,909,893	12,799,372
National Australia Bank Ltd.	5,018,345	112,728,308
Newcrest Mining Ltd.	1,432,430	25,347,970
Oil Search Ltd.	2,563,667	13,662,376
Orica Ltd.	704,587	9,093,081
Origin Energy Ltd.(b)	3,277,505	22,218,888
QBE Insurance Group Ltd.	2,568,694	20,709,251
Ramsay Health Care Ltd.	265,123	14,044,487
REA Group Ltd.	97,538	5,834,081
Rio Tinto Ltd.(c)	791,579	42,635,776
Santos Ltd.(b)	3,518,993	13,570,930
Scentre Group	9,948,981	31,948,206
Seek Ltd.	619,006	8,684,090
Sonic Healthcare Ltd.	740,859	12,530,784
South32 Ltd.	9,746,574	24,121,099
Stockland	4,535,390	16,182,291
Suncorp Group Ltd.	2,416,153	26,284,404
Sydney Airport	2,067,428	11,629,903

Security	Shares	Value
Australia (continued)
Tabcorp Holdings Ltd.	1,552,124	$5,714,729
Tatts Group Ltd.	2,483,917	8,127,217
Telstra Corp. Ltd.	7,783,967	20,268,547
TPG Telecom Ltd.(c)	695,303	3,140,643
Transurban Group	3,834,928	36,536,627
Treasury Wine Estates Ltd.	1,375,761	16,428,550
Vicinity Centres	6,339,616	13,475,612
Wesfarmers Ltd.	2,120,443	70,699,516
Westfield Corp.	3,693,093	23,494,260
Westpac Banking Corp.	6,340,284	151,472,210
Woodside Petroleum Ltd.	1,573,974	37,041,346
Woolworths Ltd.	2,421,167	49,461,348

		1,860,520,045
Hong Kong — 29.9%
AIA Group Ltd.	22,581,814	183,020,771
ASM Pacific Technology Ltd.	498,400	7,159,929
Bank of East Asia Ltd. (The)(c)	2,301,720	10,182,124
BOC Hong Kong Holdings Ltd.	6,958,000	35,190,008
CK Asset Holdings Ltd.	4,784,732	40,280,163
CK Hutchison Holdings Ltd.	5,049,232	63,550,166
CK Infrastructure Holdings Ltd.	1,236,708	10,498,289
CLP Holdings Ltd.	3,077,500	31,384,968
First Pacific Co. Ltd./Hong Kong	4,066,500	3,040,685
Galaxy Entertainment Group Ltd.	4,395,000	31,597,046
Golden Resorts Group Ltd.	6,660,000	8,203,273
Hang Lung Group Ltd.	1,646,000	5,922,076
Hang Lung Properties Ltd.	3,792,736	8,925,570
Hang Seng Bank Ltd.	1,437,900	35,532,342
Henderson Land Development Co. Ltd.	2,251,002	14,698,868
HK Electric Investments & HK Electric Investments Ltd.(c)(d)	4,990,500	4,581,430
HKT Trust & HKT Ltd.	7,094,338	8,910,842
Hong Kong & China Gas Co. Ltd.	15,736,237	30,706,032
Hong Kong Exchanges & Clearing Ltd.	2,183,900	65,766,982
Hongkong Land Holdings Ltd.	2,198,300	16,047,590
Hysan Development Co. Ltd.	1,171,830	6,279,108
Jardine Matheson Holdings Ltd.	405,200	25,316,896
Jardine Strategic Holdings Ltd.	412,900	17,135,350
Kerry Properties Ltd.	1,220,500	5,391,315
Li & Fung Ltd.	11,127,200	4,900,972
Link REIT	4,120,086	36,742,208
Melco Resorts & Entertainment Ltd., ADR	458,554	11,972,845
MGM China Holdings Ltd.	1,780,800	4,546,510
Minth Group Ltd.	1,386,000	7,737,267
MTR Corp. Ltd.	2,770,786	16,301,454
New World Development Co. Ltd.	11,024,921	15,979,374
NWS Holdings Ltd.	2,909,000	5,281,506
PCCW Ltd.	8,064,867	4,791,296
Power Assets Holdings Ltd.	2,588,500	22,106,086
Sands China Ltd.	4,559,600	22,155,235
Shangri-La Asia Ltd.	2,331,000	5,252,823
Sino Land Co. Ltd.	5,922,800	10,722,951
SJM Holdings Ltd.	3,712,000	2,984,733
Sun Hung Kai Properties Ltd.	2,705,000	44,193,235
Swire Pacific Ltd., Class A	932,500	8,966,576
Swire Properties Ltd.	2,193,400	7,428,162
Techtronic Industries Co. Ltd.	2,594,207	14,996,856
WH Group Ltd.(d)	16,432,000	17,441,459
Wharf Holdings Ltd. (The)	2,245,600	7,073,028
Wharf Real Estate Investment Co. Ltd.(b)	2,245,600	13,571,012

157

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Wheelock & Co. Ltd.	1,529,000	$10,493,252
Wynn Macau Ltd.	2,958,800	8,467,028
Yue Yuen Industrial Holdings Ltd.	1,416,000	5,058,308

		978,485,999
New Zealand — 1.4%
Auckland International Airport Ltd.	1,784,386	7,812,532
Fisher & Paykel Healthcare Corp. Ltd.	1,062,157	9,548,658
Fletcher Building Ltd.	1,305,750	6,218,732
Mercury NZ Ltd.	1,302,079	2,939,785
Meridian Energy Ltd.	2,403,284	4,782,835
Ryman Healthcare Ltd.	755,949	5,441,897
Spark New Zealand Ltd.	3,424,865	8,508,135

		45,252,574
Singapore — 11.4%
Ascendas REIT	4,716,425	9,243,773
CapitaLand Commercial Trust	4,554,393	6,390,351
CapitaLand Ltd.	4,824,000	12,641,960
CapitaLand Mall Trust	4,644,700	7,068,771
City Developments Ltd.	770,800	6,929,761
ComfortDelGro Corp. Ltd.	4,079,500	6,057,164
DBS Group Holdings Ltd.	3,353,500	60,821,088
Genting Singapore PLC	11,243,700	11,101,797
Global Logistic Properties Ltd.	5,008,200	12,455,434
Golden Agri-Resources Ltd.	13,266,987	3,644,235
Hutchison Port Holdings Trust(c)	9,909,100	4,211,368
Jardine Cycle & Carriage Ltd.	188,900	5,592,674
Keppel Corp. Ltd.	2,733,300	15,482,612
Oversea-Chinese Banking Corp. Ltd.(c)	5,898,224	54,515,879
SATS Ltd.	1,270,500	4,989,566
SembCorp Industries Ltd.	1,859,840	4,211,219
Singapore Airlines Ltd.	1,025,100	8,173,403
Singapore Exchange Ltd.	1,533,400	8,537,862
Singapore Press Holdings Ltd.(c)	2,364,117	4,844,070
Singapore Technologies Engineering Ltd.	2,942,900	7,122,386
Singapore Telecommunications Ltd.	15,285,928	42,328,516
StarHub Ltd.(c)	1,195,100	2,528,608

Security	Shares	Value
Singapore (continued)
Suntec REIT	4,741,200	$7,180,437
United Overseas Bank Ltd.	2,470,600	48,054,729
UOL Group Ltd.	926,100	6,118,998
Wilmar International Ltd.	3,037,000	7,034,477
Yangzijiang Shipbuilding Holdings Ltd.	4,330,800	5,047,777

		372,328,915

Total Common Stocks — 99.5% (Cost: $3,114,769,578)		3,256,587,533

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(e)(f)(g)	41,502,633	41,510,934
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(e)(f)	2,839,377	2,839,377

		44,350,311

Total Short-Term Investments — 1.3% (Cost: $44,347,341)		44,350,311

Total Investments in Securities — 100.8% (Cost: $3,159,116,919)		3,300,937,844
Other Assets, Less Liabilities — (0.8)%		(27,385,824)

Net Assets — 100.0%		$3,273,552,020

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,795,138	(3,292,505)	41,502,633	$41,510,934	$—	(a)	$(5,372)	$(1,485)
BlackRock Cash Funds: Treasury, SL Agency Shares	800,222	2,039,155	2,839,377	2,839,377	3,189		—	—

				$44,350,311	$3,189		$(5,372)	$(1,485)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

158

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Pacific ex Japan ETF

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	94	12/21/17	$10,679	$(59,493)
Hang Seng Index	19	12/28/17	3,566	(54,781)
MSCI Singapore Index	106	12/28/17	3,055	5,582

				$(108,692)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,256,587,211	$—	$322	$3,256,587,533
Money Market Funds	44,350,311	—	—	44,350,311

	$3,300,937,522	$—	$322	$3,300,937,844

Derivative financial instruments(a)
Assets
Futures Contracts	$5,582	$—	$—	$5,582
Liabilities
Futures Contracts	(114,274)	—	—	(114,274)

	$(108,692)	$—	$—	$(108,692)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

159

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Russia ETF (Formerly iShares MSCI Russia Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 23.0%
Sberbank of Russia PJSC	11,591,520	$44,519,613
Sberbank of Russia PJSC, ADR	5,108,197	83,314,693
VTB Bank PJSC	7,757,295,000	6,743,540
VTB Bank PJSC, GDR(a)	7,639,237	13,674,234

		148,252,080
Capital Markets — 2.8%
Moscow Exchange MICEX-RTS PJSC	8,551,670	18,189,981

Chemicals — 1.9%
PhosAgro PJSC, GDR(a)	814,811	12,222,165

Electric Utilities — 3.9%
Inter RAO UES PJSC	194,903,000	12,297,019
RusHydro PJSC	924,472,000	12,882,587

		25,179,606
Food & Staples Retailing — 4.6%
Magnit PJSC, GDR(a)	1,119,722	29,583,055

Metals & Mining — 16.7%
Alrosa PJSC	14,396,500	19,191,636
Magnitogorsk Iron & Steel Works PJSC	14,306,700	10,759,339
MMC Norilsk Nickel PJSC	168,398	28,471,013
Novolipetsk Steel PJSC	6,411,516	14,515,812
Polyus PJSC	155,257	13,055,529
Severstal PJSC	1,395,675	22,077,057

		108,070,386
Oil, Gas & Consumable Fuels — 39.9%
Gazprom PJSC, ADR	3,466,752	15,494,648
Gazprom PJSC	28,800,311	65,155,226
LUKOIL PJSC	1,238,017	69,781,018
LUKOIL PJSC, ADR	190,351	10,573,998
Novatek PJSC, GDR(a)	264,657	29,985,638
Rosneft Oil Co. PJSC	1,363,360	6,852,539
Rosneft Oil Co. PJSC, GDR(a)	3,196,627	15,768,961
Surgutneftegas OJSC	23,532,588	11,078,662

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Surgutneftegas OJSC, ADR	717,740	$3,297,298
Tatneft PJSC, Class S	3,771,645	29,488,096

		257,476,084
Wireless Telecommunication Services — 3.8%
Mobile TeleSystems PJSC, ADR	2,355,673	24,428,329

Total Common Stocks — 96.6% (Cost: $583,760,446)		623,401,686

Preferred Stocks

Oil, Gas & Consumable Fuels — 3.3%
Surgutneftegas OJSC, Preference Shares	30,036,300	14,598,114
Transneft PJSC, Preference Shares	2,064	6,289,478

		20,887,592

Total Preferred Stocks — 3.3% (Cost: $21,455,496)		20,887,592

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	2,373,557	2,373,557

Total Short-Term Investments — 0.3% (Cost: $2,373,557)		2,373,557

Total Investments in Securities — 100.2% (Cost: $607,589,499)		646,662,835
Other Assets, Less Liabilities — (0.2)%		(1,545,098)

Net Assets — 100.0%		$645,117,737

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,026,049	1,347,508	2,373,557	$2,373,557	$2,234	$—	$—

160

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Russia ETF (Formerly iShares MSCI Russia Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$623,401,686	$—	$—	$623,401,686
Preferred Stocks	20,887,592	—	—	20,887,592
Money Market Funds	2,373,557	—	—	2,373,557

	$646,662,835	$—	$—	$646,662,835

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

161

Schedule of Investments (unaudited)	iShares® MSCI Singapore ETF (Formerly iShares MSCI Singapore Capped ETF)
November 30, 2017	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.4%
Singapore Technologies Engineering Ltd.	6,239,700	$15,101,278

Airlines — 2.6%
Singapore Airlines Ltd.	2,105,967	16,791,452

Banks — 36.3%
DBS Group Holdings Ltd.	4,831,700	87,630,609
Oversea-Chinese Banking Corp. Ltd.(a)	8,194,050	75,735,651
United Overseas Bank Ltd.	3,408,000	66,287,751

		229,654,011
Capital Markets — 2.7%
Singapore Exchange Ltd.	3,089,300	17,201,002

Distributors — 2.0%
Jardine Cycle & Carriage Ltd.	419,144	12,409,401

Diversified Telecommunication Services — 8.8%
Singapore Telecommunications Ltd.	20,112,068	55,692,660

Equity Real Estate Investment Trusts (REITs) — 9.1%
Ascendas REIT	9,473,581	18,567,375
CapitaLand Commercial Trust	6,387,083	8,961,831
CapitaLand Mall Trust	9,898,700	15,064,837
Suntec REIT	10,092,600	15,285,007

		57,879,050
Food Products — 4.0%
Golden Agri-Resources Ltd.	33,442,528	9,186,144
Wilmar International Ltd.	6,976,600	16,159,608

		25,345,752
Hotels, Restaurants & Leisure — 3.5%
Genting Singapore PLC	22,507,100	22,223,046

Industrial Conglomerates — 6.0%
Keppel Corp. Ltd.	4,950,000	28,038,976
SembCorp Industries Ltd.	4,471,500	10,124,777

		38,163,753
Machinery — 1.8%
Yangzijiang Shipbuilding Holdings Ltd.	9,744,000	11,357,149

Media — 1.9%
Singapore Press Holdings Ltd.(a)	5,734,200	11,749,363

Security	Shares	Value
Real Estate Management & Development — 11.8%
CapitaLand Ltd.	7,440,000	$19,497,550
City Developments Ltd.	1,632,000	14,672,249
Global Logistic Properties Ltd.	10,899,100	27,106,151
UOL Group Ltd.	2,010,500	13,283,927

		74,559,877
Road & Rail — 2.1%
ComfortDelGro Corp. Ltd.	8,893,800	13,205,345

Transportation Infrastructure — 3.4%
Hutchison Port Holdings Trust	24,030,100	10,212,793
SATS Ltd.	2,942,200	11,554,742

		21,767,535
Wireless Telecommunication Services — 1.1%
StarHub Ltd.	3,385,200	7,162,450

Total Common Stocks — 99.5% (Cost: $607,908,142)		630,263,124

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(b)(c)(d)	8,796,479	8,798,238
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	249,826	249,826

		9,048,064

Total Short-Term Investments — 1.4% (Cost: $9,046,713)		9,048,064

Total Investments in Securities — 100.9% (Cost: $616,954,855)		639,311,188
Other Assets, Less Liabilities — (0.9)%		(5,901,561)

Net Assets — 100.0%		$633,409,627

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,309,109	(8,512,630)	8,796,479	$8,798,238	$—	(a)	$2,026	$(2,826)
BlackRock Cash Funds: Treasury, SL Agency Shares	226,142	23,684	249,826	249,826	619		—	—

				$9,048,064	$619		$2,026	$(2,826)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

162

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Singapore ETF (Formerly iShares MSCI Singapore Capped ETF)

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	110	12/28/17	$3,170	$6,252

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$630,263,124	$—	$—	$630,263,124
Money Market Funds	9,048,064	—	—	9,048,064

	$639,311,188	$—	$—	$639,311,188

Derivative financial instruments(a)
Assets
Futures Contracts	$6,252	$—	$—	$6,252

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

163

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 9.6%
Barclays Africa Group Ltd.	920,385	$10,644,555
Capitec Bank Holdings Ltd.	63,432	4,578,867
Nedbank Group Ltd.	338,184	5,733,697
Standard Bank Group Ltd.	1,666,806	21,136,701

		42,093,820
Capital Markets — 1.9%
Brait SE(a)	757,435	2,564,480
Coronation Fund Managers Ltd.	464,448	2,461,396
Investec Ltd.	483,934	3,371,309

		8,397,185
Chemicals — 5.1%
Sasol Ltd.	710,015	22,379,069

Distributors — 1.0%
Imperial Holdings Ltd.	248,271	4,136,121

Diversified Financial Services — 8.7%
FirstRand Ltd.	4,372,027	18,058,546
PSG Group Ltd.	163,809	3,481,144
Remgro Ltd.	716,385	11,237,412
RMB Holdings Ltd.	1,071,238	5,254,700

		38,031,802
Diversified Telecommunication Services — 0.5%
Telkom SA SOC Ltd.	605,685	2,200,311

Equity Real Estate Investment Trusts (REITs) — 6.1%
Fortress REIT Ltd., Class A	2,090,175	2,642,882
Fortress REIT Ltd., Class B	1,312,012	4,053,605
Growthpoint Properties Ltd.	3,212,364	5,886,685
Hyprop Investments Ltd.	434,681	3,417,228
Redefine Properties Ltd.	7,532,755	5,587,794
Resilient REIT Ltd.	457,808	4,910,132

		26,498,326
Food & Staples Retailing — 6.3%
Bid Corp. Ltd.	458,342	9,912,013
Pick n Pay Stores Ltd.	667,927	3,116,258
Shoprite Holdings Ltd.	612,669	10,232,482
SPAR Group Ltd. (The)	308,585	4,293,160

		27,553,913
Food Products — 2.2%
Pioneer Foods Group Ltd.	269,714	2,589,887
Tiger Brands Ltd.	233,571	7,147,435

		9,737,322
Health Care Providers & Services — 1.6%
Life Healthcare Group Holdings Ltd.	2,123,291	4,063,707
Netcare Ltd.	1,866,066	3,077,624

		7,141,331
Household Durables — 3.7%
Steinhoff International Holdings NV, Class H	3,938,943	16,243,719

Industrial Conglomerates — 1.6%
Bidvest Group Ltd. (The)	483,289	6,778,976

Insurance — 5.9%
Discovery Ltd.	519,823	6,275,979
Liberty Holdings Ltd.	275,088	2,341,852
MMI Holdings Ltd./South Africa	1,859,106	2,736,364

Security	Shares	Value
Insurance (continued)
Rand Merchant Investment Holdings Ltd.	1,157,363	$3,598,706
Sanlam Ltd.	1,901,000	10,905,059

		25,857,960
Media — 22.8%
Naspers Ltd., Class N	369,255	99,813,477

Metals & Mining — 5.1%
Anglo American Platinum Ltd.(a)	101,576	2,711,224
AngloGold Ashanti Ltd.	596,706	6,245,895
Gold Fields Ltd.	1,239,279	5,285,955
Impala Platinum Holdings Ltd.(a)	490,253	1,401,493
Kumba Iron Ore Ltd.	121,737	2,902,592
Sibanye Gold Ltd.	2,820,846	3,881,054

		22,428,213
Multiline Retail — 1.4%
Woolworths Holdings Ltd./South Africa	1,454,354	6,183,070

Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	376,919	4,073,516

Paper & Forest Products — 2.4%
Mondi Ltd.	186,328	4,439,913
Sappi Ltd.	814,143	5,805,972

		10,245,885
Pharmaceuticals — 2.7%
Aspen Pharmacare Holdings Ltd.	518,407	11,608,821

Real Estate Management & Development — 1.9%
NEPI Rockcastle PLC	537,692	8,409,160

Specialty Retail — 3.2%
Foschini Group Ltd. (The)	363,021	4,204,311
Mr. Price Group Ltd.	363,501	5,542,375
Truworths International Ltd.	718,307	4,213,225

		13,959,911
Wireless Telecommunication Services — 6.8%
MTN Group Ltd.	2,184,401	20,698,370
Vodacom Group Ltd.	831,004	8,836,023

		29,534,393

Total Common Stocks — 101.4% (Cost: $494,211,638)		443,306,301

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	26,638	26,638

Total Short-Term Investments — 0.0% (Cost: $26,638)		26,638

Total Investments in Securities — 101.4% (Cost: $494,238,276)		443,332,939
Other Assets, Less Liabilities — (1.4)%		(5,908,910)

Net Assets — 100.0%		$437,424,029

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

164

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$—	(a)	$(232)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	225,602	(198,964)	26,638	26,638	363		—	—

				$26,638	$363		$(232)	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$443,306,301	$—	$—	$443,306,301
Money Market Funds	26,638	—	—	26,638

	$443,332,939	$—	$—	$443,332,939

165

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI South Korea ETF (Formerly iShares MSCI South Korea Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.7%
Hanwha Techwin Co. Ltd.(a)(b)	275,082	$8,910,306
Korea Aerospace Industries Ltd., Class A	401,297	18,474,597

		27,384,903
Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	116,187	15,641,071

Airlines — 0.2%
Korean Air Lines Co. Ltd.(a)	338,105	9,740,034

Auto Components — 3.3%
Hankook Tire Co. Ltd.	427,679	21,064,640
Hanon Systems	1,258,552	15,265,689
Hyundai Mobis Co. Ltd.	356,300	89,545,647
Hyundai Wia Corp.(b)	132,520	8,244,065

		134,120,041
Automobiles — 4.0%
Hyundai Motor Co.	800,520	121,006,699
Kia Motors Corp.	1,407,587	43,524,284

		164,530,983
Banks — 8.9%
BNK Financial Group Inc.	1,647,895	14,400,626
DGB Financial Group Inc.	1,180,406	10,825,134
Hana Financial Group Inc.	1,578,507	68,826,241
Industrial Bank of Korea	1,494,309	21,832,771
KB Financial Group Inc.	2,083,786	114,696,790
Shinhan Financial Group Co. Ltd.	2,231,181	99,231,942
Woori Bank	2,038,908	30,351,766

		360,165,270
Beverages — 0.0%
Lotte Chilsung Beverage Co. Ltd.	398	446,184

Biotechnology — 2.8%
Celltrion Inc.(a)(b)	430,569	79,170,096
Medy-Tox Inc.(b)	28,533	12,218,128
SillaJen Inc.(a)	215,523	21,884,026

		113,272,250
Building Products — 0.3%
KCC Corp.	37,569	13,308,385

Capital Markets — 1.5%
Korea Investment Holdings Co. Ltd.	255,029	15,982,521
Mirae Asset Daewoo Co. Ltd.	2,278,272	21,458,569
NH Investment & Securities Co. Ltd.	944,860	11,808,037
Samsung Securities Co. Ltd.	418,212	13,988,437

		63,237,564
Chemicals — 4.4%
Hanwha Chemical Corp.	646,503	17,376,718
Hyosung Corp.	129,147	16,020,992
Kumho Petrochemical Co. Ltd.	132,917	10,919,164
LG Chem Ltd.	242,516	93,039,678
Lotte Chemical Corp.	85,625	28,167,930
OCI Co. Ltd.(b)	113,525	12,674,742

		178,199,224
Commercial Services & Supplies — 0.5%
KEPCO Plant Service & Engineering Co. Ltd.	197,493	6,841,706
S-1 Corp.	127,431	11,709,717

		18,551,423

Security	Shares	Value
Construction & Engineering — 1.5%
Daelim Industrial Co. Ltd.	178,677	$13,578,303
Daewoo Engineering & Construction Co. Ltd.(a)	1,204,949	6,211,591
GS Engineering & Construction Corp.(a)(b)	374,197	9,369,968
Hyundai Development Co. Engineering & Construction	386,602	14,707,395
Hyundai Engineering & Construction Co. Ltd.	479,526	15,444,417

		59,311,674
Consumer Finance — 0.2%
Samsung Card Co. Ltd.	242,175	8,500,882

Diversified Telecommunication Services — 0.1%
KT Corp.	205,716	5,756,078

Electric Utilities — 1.2%
Korea Electric Power Corp.	1,365,651	47,058,959

Electrical Equipment — 0.2%
Doosan Heavy Industries & Construction Co. Ltd.	472,553	7,121,405

Electronic Equipment, Instruments & Components — 3.4%
LG Display Co. Ltd.	1,275,301	36,211,166
LG Innotek Co. Ltd.(b)	94,939	14,045,650
Samsung Electro-Mechanics Co. Ltd.	329,437	30,272,180
Samsung SDI Co. Ltd.	301,144	58,665,314

		139,194,310
Food & Staples Retailing — 1.4%
BGF retail Co. Ltd.	148,222	10,773,591
Dongsuh Cos. Inc.	287,276	7,879,797
E-MART Inc.	115,565	29,043,903
GS Retail Co. Ltd.	224,214	8,138,252

		55,835,543
Food Products — 1.0%
CJ CheilJedang Corp.	47,644	17,555,933
Orion Corp./Republic of Korea(a)	136,917	14,405,694
Ottogi Corp.(b)	10,143	7,400,452

		39,362,079
Gas Utilities — 0.2%
Korea Gas Corp.(a)	213,179	8,668,202

Health Care Providers & Services — 0.4%
Celltrion Healthcare Co. Ltd.(a)	206,923	16,580,460

Hotels, Restaurants & Leisure — 0.6%
Kangwon Land Inc.	675,198	23,049,488

Household Durables — 2.1%
Coway Co. Ltd.	301,374	26,558,021
Hanssem Co. Ltd.	72,443	12,215,291
LG Electronics Inc.	582,784	48,197,161

		86,970,473
Industrial Conglomerates — 4.9%
CJ Corp.	89,535	16,084,624
Hanwha Corp.	305,088	11,634,415
LG Corp.	524,129	43,827,925
Lotte Corp.	205,513	11,614,105
Samsung C&T Corp.	406,840	49,347,925
SK Holdings Co. Ltd.	244,537	65,614,339

		198,123,333
Insurance — 3.7%
DB Insurance Co. Ltd.	296,707	18,676,250
Hanwha Life Insurance Co. Ltd.	1,737,534	11,910,870
Hyundai Marine & Fire Insurance Co. Ltd.	403,704	16,099,934

166

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI South Korea ETF (Formerly iShares MSCI South Korea Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
ING Life Insurance Korea Ltd.(c)	224,360	$11,174,190
Samsung Fire & Marine Insurance Co. Ltd.	179,402	42,861,953
Samsung Life Insurance Co. Ltd.	411,479	48,398,173

		149,121,370
Internet Software & Services — 3.2%
Kakao Corp.	189,248	23,737,516
NAVER Corp.	145,815	107,192,281

		130,929,797
IT Services — 0.8%
Samsung SDS Co. Ltd.	197,422	34,105,524

Life Sciences Tools & Services — 0.8%
Samsung Biologics Co. Ltd.(a)(b)(c)	100,333	31,577,351

Machinery — 1.2%
Doosan Bobcat Inc.	270,528	8,837,372
Hyundai Heavy Industries Co. Ltd.(a)(b)	176,163	23,957,844
Samsung Heavy Industries Co. Ltd.(a)(b)	1,543,192	16,945,688

		49,740,904
Marine — 0.2%
Pan Ocean Co. Ltd.(a)(b)	1,651,143	8,344,853

Media — 0.5%
Cheil Worldwide Inc.	505,702	9,340,326
CJ E&M Corp.	130,928	10,346,711

		19,687,037
Metals & Mining — 4.1%
Hyundai Steel Co.	455,344	25,105,114
Korea Zinc Co. Ltd.	49,404	22,085,960
POSCO	388,246	119,515,194

		166,706,268
Multiline Retail — 0.9%
Hyundai Department Store Co. Ltd.	105,347	9,467,435
Lotte Shopping Co. Ltd.	71,381	13,774,418
Shinsegae Inc.	51,922	13,693,190

		36,935,043
Oil, Gas & Consumable Fuels — 2.7%
GS Holdings Corp.	310,226	17,417,697
SK Innovation Co. Ltd.	345,897	65,635,406
S-Oil Corp.	260,089	28,560,198

		111,613,301
Personal Products — 3.1%
Amorepacific Corp.(b)	172,433	48,960,990
AMOREPACIFIC Group	165,091	22,376,221
LG Household & Health Care Ltd.	50,775	54,729,221

		126,066,432
Pharmaceuticals — 1.0%
Hanmi Pharm Co. Ltd.(a)	37,262	19,482,727
Hanmi Science Co. Ltd.(a)(b)	108,004	11,313,996
Yuhan Corp.	54,947	11,108,054

		41,904,777
Road & Rail — 0.2%
CJ Logistics Corp.(a)(b)	61,900	8,645,808

Semiconductors & Semiconductor Equipment — 5.8%
Hyundai Robotics Co. Ltd.(a)	57,069	20,923,989
SK Hynix Inc.	3,034,795	214,171,611

		235,095,600

Security	Shares	Value
Software — 1.4%
NCSoft Corp.	98,084	$39,341,756
Netmarble Games Corp.(a)(c)	101,770	15,804,392

		55,146,148
Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.(b)	225,783	17,573,003

Technology Hardware, Storage & Peripherals — 21.1%
Samsung Electronics Co. Ltd.	367,180	857,006,386

Tobacco — 1.7%
KT&G Corp.	618,692	69,359,452

Trading Companies & Distributors — 0.3%
Posco Daewoo Corp.	366,470	6,246,743
SK Networks Co. Ltd.	1,201,776	7,122,863

		13,369,606
Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	114,148	27,691,314

Total Common Stocks — 98.0% (Cost: $1,630,046,038)		3,984,750,192

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co., Preference Shares	151,728	13,593,825
Hyundai Motor Co., Series 2, Preference Shares	217,405	21,675,573

		35,269,398
Chemicals — 0.3%
LG Chem Ltd., Preference Shares	54,594	12,516,612

Personal Products — 0.5%
Amorepacific Corp., Preference Shares	64,443	9,889,255
LG Household & Health Care Ltd., Preference Shares	15,880	10,243,749

		20,133,004
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares	1,496	2,881,338

Total Preferred Stocks — 1.7% (Cost: $37,989,268)		70,800,352

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	165,665,953	165,699,086
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	10,766,061	10,766,061

		176,465,147

Total Short-Term Investments — 4.4% (Cost: $176,452,864)		176,465,147

Total Investments in Securities — 104.1% (Cost: $1,844,488,170)		4,232,015,691
Other Assets, Less Liabilities — (4.1)%		(165,074,864)

Net Assets — 100.0%		$4,066,940,827

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

167

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI South Korea ETF (Formerly iShares MSCI South Korea Capped ETF)

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	140,876,705	24,789,248	165,665,953	$165,699,086	$—	(a)	$(9,799)	$(7,558)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,974,415	5,791,646	10,766,061	10,766,061	7,493		—	—

				$176,465,147	$7,493		$(9,799)	$(7,558)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	76	12/14/17	$5,685	$(183,341)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,973,976,601	$10,773,591	$—	$3,984,750,192
Preferred Stocks	70,800,352	—	—	70,800,352
Money Market Funds	176,465,147	—	—	176,465,147

	$4,221,242,100	$10,773,591	$—	$4,232,015,691

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(183,341)	$—	$—	$(183,341)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

168

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Spain ETF (Formerly iShares MSCI Spain Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 2.0%
International Consolidated Airlines Group SA	2,448,251	$20,276,567

Banks — 41.2%
Banco Bilbao Vizcaya Argentaria SA	11,750,295	100,623,144
Banco de Sabadell SA	15,126,343	30,480,660
Banco Santander SA	30,486,816	205,128,419
Bankia SA	3,799,233	18,283,140
Bankinter SA	2,259,845	21,844,522
CaixaBank SA	9,131,180	43,474,033

		419,833,918
Biotechnology — 2.6%
Grifols SA	890,156	26,014,360

Construction & Engineering — 5.7%
ACS Actividades de Construccion y Servicios SA	716,201	27,753,771
Ferrovial SA	1,386,673	30,579,622

		58,333,393
Diversified Telecommunication Services — 7.8%
Telefonica SA	7,726,036	79,270,449

Electric Utilities — 12.1%
Endesa SA	1,016,818	22,714,367
Iberdrola SA	9,009,505	71,673,841
Red Electrica Corp. SA	1,263,250	28,618,484

		123,006,692
Electrical Equipment — 1.5%
Siemens Gamesa Renewable Energy SA	1,225,799	15,375,835

Gas Utilities — 2.4%
Gas Natural SDG SA	1,095,890	24,539,531

Insurance — 1.5%
Mapfre SA	4,680,475	15,771,239

IT Services — 4.4%
Amadeus IT Group SA	613,947	44,339,641

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.7%
Enagas SA	742,527	$21,828,353
Repsol SA	2,518,155	46,298,887

		68,127,240
Specialty Retail — 4.5%
Industria de Diseno Textil SA	1,278,990	45,353,606

Transportation Infrastructure — 7.5%
Abertis Infraestructuras SA	1,798,934	40,239,426
Aena SME SA(a)	181,759	36,224,802

		76,464,228

Total Common Stocks — 99.9% (Cost: $1,112,035,689)		1,016,706,699

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	215,850	215,850

Total Short-Term Investments — 0.0% (Cost: $215,850)		215,850

Total Investments in Securities — 99.9% (Cost: $1,112,251,539)		1,016,922,549
Other Assets, Less Liabilities — 0.1%		1,358,739

Net Assets — 100.0%		$1,018,281,288

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,256,664	(10,256,664)	—	$—	$—	(a)	$(837)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,695	(1,085,845)	215,850	215,850	976		—	—

				$215,850	$976		$(837)	$—

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

169

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Spain ETF (Formerly iShares MSCI Spain Capped ETF)

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	12	12/15/17	$1,459	$22,818

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,016,706,699	$—	$—	$1,016,706,699
Money Market Funds	215,850	—	—	215,850

	$1,016,922,549	$—	$—	$1,016,922,549

Derivative financial instruments(a)
Assets
Futures Contracts	$22,818	$—	$—	$22,818

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

170

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Sweden ETF (Formerly iShares MSCI Sweden Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 23.0%
Nordea Bank AB	3,505,044	$41,258,325
Skandinaviska Enskilda Banken AB, Class A	1,664,628	19,854,213
Svenska Handelsbanken AB, Class A	1,754,786	24,087,920
Swedbank AB, Class A	1,040,552	24,958,914

		110,159,372
Building Products — 4.5%
Assa Abloy AB, Class B	1,050,868	21,398,292

Commercial Services & Supplies — 1.6%
Securitas AB, Class B	423,144	7,463,708

Communications Equipment — 4.4%
Telefonaktiebolaget LM Ericsson, Class B	3,334,933	21,068,548

Construction & Engineering — 2.0%
Skanska AB, Class B	432,817	9,535,118

Diversified Financial Services — 8.3%
Industrivarden AB, Class C	234,655	5,743,929
Investor AB, Class B	450,258	21,119,140
Kinnevik AB, Class B	295,611	9,520,335
L E Lundbergforetagen AB, Class B	44,359	3,268,129

		39,651,533
Diversified Telecommunication Services — 3.0%
Telia Co. AB	3,239,403	14,276,936

Electronic Equipment, Instruments & Components — 3.3%
Hexagon AB, Class B	321,335	15,854,781

Food & Staples Retailing — 0.9%
ICA Gruppen AB	117,973	4,286,350

Health Care Equipment & Supplies — 1.2%
Getinge AB, Class B	321,086	5,802,237

Household Durables — 3.3%
Electrolux AB, Class B	307,854	10,269,250
Husqvarna AB, Class B	584,422	5,354,078

		15,623,328
Household Products — 4.0%
Essity AB, Class B(a)	657,319	19,173,891

Machinery — 26.3%
Alfa Laval AB	384,206	9,118,839

Security	Shares	Value
Machinery (continued)
Atlas Copco AB, Class A	772,463	$33,330,857
Atlas Copco AB, Class B	445,426	17,188,608
Sandvik AB	1,214,352	20,938,736
SKF AB, Class B	487,681	11,071,490
Volvo AB, Class B	1,788,441	34,163,849

		125,812,379
Metals & Mining — 2.3%
Boliden AB	346,833	11,015,988

Oil, Gas & Consumable Fuels — 1.3%
Lundin Petroleum AB(a)	260,610	6,022,773

Specialty Retail — 5.4%
Hennes & Mauritz AB, Class B	1,092,280	25,832,695

Tobacco — 1.9%
Swedish Match AB	238,942	9,077,213

Wireless Telecommunication Services — 2.5%
Millicom International Cellular SA, SDR	88,370	5,805,479
Tele2 AB, Class B	477,513	6,136,543

		11,942,022

Total Common Stocks — 99.2% (Cost: $486,911,552)		473,997,164

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	187,309	187,309

Total Short-Term Investments — 0.0% (Cost: $187,309)		187,309

Total Investments in Securities — 99.2% (Cost: $487,098,861)		474,184,473
Other Assets, Less Liabilities — 0.8%		3,686,261

Net Assets — 100.0%		$477,870,734

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,689,579	(3,689,579)	—	$—	$—	(a)	$(344)	$266
BlackRock Cash Funds: Treasury, SL Agency Shares	5,596	181,713	187,309	187,309	582		—	—

				$187,309	$582		$(344)	$266

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

171

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Sweden ETF (Formerly iShares MSCI Sweden Capped ETF)

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	191	12/15/17	$3,690	$(48,136)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$473,997,164	$—	$—	$473,997,164
Money Market Funds	187,309	—	—	187,309

	$474,184,473	$—	$—	$474,184,473

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(48,136)	$—	$—	$(48,136)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

SDR	Swedish Depositary Receipt

172

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Switzerland ETF (Formerly iShares MSCI Switzerland Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Building Products — 1.6%
Geberit AG, Registered	47,318	$20,614,736

Capital Markets — 10.9%
Credit Suisse Group AG, Registered	2,828,722	47,992,778
Julius Baer Group Ltd.	302,910	17,830,030
Partners Group Holding AG	24,262	16,702,594
UBS Group AG	3,327,305	57,570,051

		140,095,453
Chemicals — 4.8%
Clariant AG, Registered	128,841	3,516,410
EMS-Chemie Holding AG, Registered	13,844	9,248,601
Givaudan SA, Registered	11,598	26,433,448
Sika AG, Bearer	2,811	21,756,301

		60,954,760
Construction Materials — 2.3%
LafargeHolcim Ltd., Registered	546,802	29,958,702

Diversified Financial Services — 0.6%
Pargesa Holding SA, Bearer	85,395	7,348,518

Diversified Telecommunication Services — 1.5%
Swisscom AG, Registered	35,018	18,508,419

Electrical Equipment — 4.3%
ABB Ltd., Registered	2,121,638	54,426,459

Food Products — 21.9%
Barry Callebaut AG, Registered	4,528	8,429,333
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,721	10,191,573
Chocoladefabriken Lindt & Spruengli AG, Registered	161	11,301,726
Nestle SA, Registered	2,922,357	250,734,332

		280,656,964
Health Care Equipment & Supplies — 1.9%
Sonova Holding AG, Registered	77,064	12,297,906
Straumann Holding AG, Registered	16,268	12,127,070

		24,424,976
Insurance — 9.0%
Baloise Holding AG, Registered	76,060	11,734,905
Swiss Life Holding AG, Registered	44,767	15,053,784
Swiss Re AG	378,036	35,495,615
Zurich Insurance Group AG	173,503	52,512,951

		114,797,255
Life Sciences Tools & Services — 1.9%
Lonza Group AG, Registered	94,368	24,707,992

Security	Shares	Value
Machinery — 1.7%
Schindler Holding AG, Participation Certificates	59,774	$13,525,926
Schindler Holding AG, Registered	39,186	8,735,491

		22,261,417
Marine — 1.1%
Kuehne + Nagel International AG, Registered	79,317	13,957,918

Pharmaceuticals — 26.0%
Novartis AG, Registered	1,964,824	168,479,231
Roche Holding AG	611,411	154,541,688
Vifor Pharma AG	82,376	10,393,998

		333,414,917
Professional Services — 2.7%
Adecco Group AG, Registered	223,614	16,942,697
SGS SA, Registered	7,308	18,099,757

		35,042,454
Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	113,223	9,777,800

Specialty Retail — 0.7%
Dufry AG, Registered(a)	60,404	8,710,430

Textiles, Apparel & Luxury Goods — 5.8%
Cie. Financiere Richemont SA, Class A, Registered	599,481	51,709,395
Swatch Group AG (The), Bearer	42,264	15,438,767
Swatch Group AG (The), Registered	105,971	7,511,158

		74,659,320

Total Common Stocks — 99.5% (Cost: $1,252,052,907)		1,274,318,490

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(b)(c)	1,882,503	1,882,503

Total Short-Term Investments — 0.2% (Cost: $1,882,503)		1,882,503

Total Investments in Securities — 99.7% (Cost: $1,253,935,410)		1,276,200,993
Other Assets, Less Liabilities — 0.3%		4,334,601

Net Assets — 100.0%		$1,280,535,594

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	609,567	1,272,936	1,882,503	$1,882,503	$3,289	$—	$—

173

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Switzerland ETF (Formerly iShares MSCI Switzerland Capped

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	139	12/15/17	$5,922	$59,798

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,274,318,490	$—	$—	$1,274,318,490
Money Market Funds	1,882,503	—	—	1,882,503

	$1,276,200,993	$—	$—	$1,276,200,993

Derivative financial instruments(a)
Assets
Futures Contracts	$59,798	$—	$—	$59,798

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

174

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Taiwan ETF (Formerly iShares MSCI Taiwan Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.5%
China Airlines Ltd.(a)	24,528,761	$9,445,462
Eva Airways Corp.	19,418,278	9,775,822

		19,221,284
Auto Components — 0.6%
Cheng Shin Rubber Industry Co. Ltd.(b)	14,308,670	24,520,425

Banks — 10.4%
Chang Hwa Commercial Bank Ltd.	37,550,848	20,344,112
China Development Financial Holding Corp.	96,068,508	30,107,487
CTBC Financial Holding Co. Ltd.	117,530,325	78,369,224
E.Sun Financial Holding Co. Ltd.	62,513,058	38,661,640
First Financial Holding Co. Ltd.	66,430,171	42,634,553
Hua Nan Financial Holdings Co. Ltd.	53,648,746	29,423,280
Mega Financial Holding Co. Ltd.	73,584,271	58,020,538
SinoPac Financial Holdings Co. Ltd.	75,098,397	23,360,274
Taishin Financial Holding Co. Ltd.	66,077,469	29,740,809
Taiwan Business Bank	35,749,697	9,856,971
Taiwan Cooperative Financial Holding Co. Ltd.	54,761,014	29,850,723

		390,369,611
Biotechnology — 0.3%
TaiMed Biologics Inc.(a)	2,044,000	12,504,968

Capital Markets — 0.9%
Yuanta Financial Holding Co. Ltd.	70,518,248	32,679,991

Chemicals — 6.1%
Formosa Chemicals & Fibre Corp.	21,462,610	65,116,274
Formosa Plastics Corp.	27,594,518	83,352,115
Nan Ya Plastics Corp.	31,682,938	79,856,975

		228,325,364
Construction Materials — 1.2%
Asia Cement Corp.	18,396,136	17,081,162
Taiwan Cement Corp.	24,528,504	27,436,531

		44,517,693
Diversified Financial Services — 2.7%
Chailease Holding Co. Ltd.	9,198,937	26,682,254
Fubon Financial Holding Co. Ltd.	44,968,515	73,538,229

		100,220,483
Diversified Telecommunication Services — 2.5%
Asia Pacific Telecom Co. Ltd.(a)	20,440,000	6,848,770
Chunghwa Telecom Co. Ltd.	25,550,648	88,167,369

		95,016,139
Electrical Equipment — 0.4%
Teco Electric and Machinery Co. Ltd.	14,308,092	14,024,735
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2

		14,024,737
Electronic Equipment, Instruments & Components — 16.9%
AU Optronics Corp.(b)	62,342,830	26,501,003
Delta Electronics Inc.	12,710,180	57,842,888
General Interface Solution Holding Ltd.(b)	1,421,000	11,204,458
Hon Hai Precision Industry Co. Ltd.	102,200,003	340,734,824
Innolux Corp.(b)	64,386,873	28,121,225
Largan Precision Co. Ltd.	666,794	114,266,892
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.	11,242,364	15,217,709
WPG Holdings Ltd.	12,264,744	16,642,498
Yageo Corp.	1,549,000	17,352,270

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zhen Ding Technology Holding Ltd.(b)	4,088,072	$9,990,521

		637,874,288
Food & Staples Retailing — 1.0%
President Chain Store Corp.	4,088,215	38,709,511

Food Products — 2.2%
Standard Foods Corp.(b)	5,312,056	13,300,507
Uni-President Enterprises Corp.	32,704,189	69,455,786

		82,756,293
Household Durables — 0.2%
Nien Made Enterprise Co. Ltd.	1,022,000	9,370,207

Industrial Conglomerates — 0.5%
Far Eastern New Century Corp.	23,506,843	20,023,999

Insurance — 3.5%
Cathay Financial Holding Co. Ltd.	54,166,483	93,365,579
China Life Insurance Co. Ltd./Taiwan	18,935,250	17,834,261
Shin Kong Financial Holding Co. Ltd.(b)	61,320,205	20,955,261

		132,155,101
Leisure Products — 0.3%
Giant Manufacturing Co. Ltd.(b)	2,044,590	10,224,995

Machinery — 1.1%
Airtac International Group	1,022,000	17,411,549
Hiwin Technologies Corp.	2,084,862	22,972,824

		40,384,373
Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.(a)	19,353,364	10,872,314

Metals & Mining — 1.8%
China Steel Corp.(b)	83,804,977	68,454,422

Oil, Gas & Consumable Fuels — 0.9%
Formosa Petrochemical Corp.	9,198,950	32,509,459

Real Estate Management & Development — 0.5%
Highwealth Construction Corp.(b)	7,154,790	9,517,774
Ruentex Development Co. Ltd.(a)(b)	8,580,127	8,925,117

		18,442,891
Semiconductors & Semiconductor Equipment — 32.2%
Advanced Semiconductor Engineering Inc.	43,946,864	56,922,574
Globalwafers Co. Ltd.	1,567,000	21,080,366
Macronix International(a)	6,080,000	9,608,322
MediaTek Inc.	9,929,175	107,918,619
Nanya Technology Corp.(b)	6,132,000	15,905,501
Novatek Microelectronics Corp.	4,088,544	15,607,731
Phison Electronics Corp.(b)	1,022,698	10,365,413
Powertech Technology Inc.	5,110,036	15,503,543
Realtek Semiconductor Corp.	4,088,063	15,197,007
Siliconware Precision Industries Co. Ltd.	15,330,834	25,556,501
Taiwan Semiconductor Manufacturing Co. Ltd.	107,946,882	813,362,517
United Microelectronics Corp.(b)	83,804,501	42,748,845
Vanguard International Semiconductor Corp.(b)	7,154,000	17,029,926
Win Semiconductors Corp.	2,404,000	25,647,796
Winbond Electronics Corp.	21,295,000	20,305,294

		1,212,759,955
Specialty Retail — 0.6%
Hotai Motor Co. Ltd.(b)	2,044,000	23,646,996

175

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Taiwan ETF (Formerly iShares MSCI Taiwan Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 8.5%
Acer Inc.(b)	23,506,737	$16,066,150
Advantech Co. Ltd.(b)	2,246,614	14,980,423
Asustek Computer Inc.	4,714,857	43,385,362
Catcher Technology Co. Ltd.	4,465,743	48,090,784
Chicony Electronics Co. Ltd.	5,131,050	13,617,109
Compal Electronics Inc.	31,682,554	21,918,150
Foxconn Technology Co. Ltd.(b)	7,207,499	20,040,855
HTC Corp.(a)(b)	5,110,884	11,484,750
Inventec Corp.	20,440,868	15,333,718
Lite-On Technology Corp.	16,405,071	20,154,927
Micro-Star International Co. Ltd.(b)	5,110,000	12,487,931
Pegatron Corp.(b)	13,286,037	30,253,928
Quanta Computer Inc.	18,396,240	37,719,836
Wistron Corp.(b)	20,440,130	15,742,049

		321,275,972
Textiles, Apparel & Luxury Goods — 1.6%
Eclat Textile Co. Ltd.(b)	1,414,601	12,663,211
Feng TAY Enterprise Co. Ltd.(b)	3,066,476	12,830,657
Formosa Taffeta Co. Ltd.	7,154,515	7,167,873
Pou Chen Corp.	16,352,103	19,626,449
Ruentex Industries Ltd.(b)	5,110,262	8,493,251

		60,781,441
Transportation Infrastructure — 0.3%
Taiwan High Speed Rail Corp.	14,174,000	11,341,468

Wireless Telecommunication Services — 1.8%
Far EasTone Telecommunications Co. Ltd.	11,242,259	26,799,411
Taiwan Mobile Co. Ltd.	11,242,609	40,294,074

		67,093,485

Total Common Stocks — 99.8% (Cost: $1,942,359,668)		3,760,077,865

Security	Shares	Value
Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	148,176,172	$148,205,807
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	4,306,840	4,306,840

		152,512,647

Total Short-Term Investments — 4.0% (Cost: $152,492,732)		152,512,647

Total Investments in Securities — 103.8% (Cost: $2,094,852,400)		3,912,590,512
Other Assets, Less Liabilities — (3.8)%		(143,961,774)

Net Assets — 100.0%		$3,768,628,738

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	176,501,828	(28,325,656)	148,176,172	$148,205,807	$—	(a)	$(4,832)	$(11,830)
BlackRock Cash Funds: Treasury, SL Agency Shares	22,826,941	(18,520,101)	4,306,840	4,306,840	15,974		—	—

				$152,512,647	$15,974		$(4,832)	$(11,830)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Taiwan Index	69	12/28/17	$2,705	$(81,921)

176

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Taiwan ETF (Formerly iShares MSCI Taiwan Capped ETF)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,760,077,863	$—	$2	$3,760,077,865
Money Market Funds	152,512,647	—	—	152,512,647

	$3,912,590,510	$—	$2	$3,912,590,512

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(81,921)	$—	$—	$(81,921)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

177

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Thailand ETF (Formerly iShares MSCI Thailand Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.5%
Bangkok Airways PCL, NVDR(a)	1,962,200	$1,075,425
Thai Airways International PCL, NVDR(a)(b)	1,731,966	906,816

		1,982,241
Auto Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR(a)	2,021,745	792,356

Banks — 19.4%
Bangkok Bank PCL, Foreign	653,200	4,300,000
Kasikornbank PCL, NVDR	1,505,000	10,460,349
Kasikornbank PCL, Foreign	3,066,300	21,969,204
Kiatnakin Bank PCL, NVDR	981,273	2,260,894
Krung Thai Bank PCL, NVDR	9,184,900	5,427,697
LH Financial Group PCL, NVDR	11,557,119	612,180
Siam Commercial Bank PCL (The), NVDR	4,652,300	21,723,079
Thanachart Capital PCL, NVDR	1,556,200	2,680,228
Tisco Financial Group PCL, NVDR	843,710	2,279,774
TMB Bank PCL, NVDR	34,544,100	2,961,527

		74,674,932
Building Products — 0.3%
Dynasty Ceramic PCL, NVDR	6,151,140	689,320
Vanachai Group PCL, NVDR(a)	1,089,200	373,516

		1,062,836
Chemicals — 5.6%
Eastern Polymer Group PCL, NVDR(a)	2,619,700	906,387
Global Green Chemicals PCL, NVDR	471,500	229,542
Indorama Ventures PCL, NVDR	4,028,710	6,044,299
PTT Global Chemical PCL, NVDR	5,691,607	13,854,340
Vinythai PCL, NVDR	676,000	418,102

		21,452,670
Construction & Engineering — 1.0%
CH Karnchang PCL, NVDR(a)	1,136,300	904,587
Italian-Thai Development PCL, NVDR(a)	4,592,448	573,704
Sino-Thai Engineering & Construction PCL, NVDR(a)	1,971,028	1,484,608
Unique Engineering & Construction PCL, NVDR(a)	1,422,800	771,083

		3,733,982
Construction Materials — 4.0%
Siam Cement PCL (The), Foreign	784,200	11,429,247
Siam Cement PCL (The), NVDR	279,900	4,079,375

		15,508,622
Consumer Finance — 1.8%
Group Lease PCL, NVDR(a)	1,105,400	243,689
Krungthai Card PCL, NVDR	279,600	1,433,956
Muangthai Leasing PCL, NVDR(a)	1,676,600	1,989,230
Ratchthani Leasing PCL, NVDR(a)	2,309,300	625,759
Srisawad Corp PCL, NVDR(a)	1,402,386	2,705,154

		6,997,788
Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(a)	892,300	338,779

Diversified Telecommunication Services — 1.6%
Jasmine International PCL, NVDR	6,029,768	1,310,819
Thaicom PCL, NVDR(a)	1,210,700	470,786
True Corp. PCL, NVDR(b)	26,316,618	4,592,919

		6,374,524
Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(a)	5,978,268	768,791

Security	Shares	Value
Electronic Equipment, Instruments & Components — 2.3%
Cal-Comp Electronics Thailand PCL, NVDR	5,007,812	$475,328
Delta Electronics Thailand PCL, NVDR	1,312,944	3,386,881
Hana Microelectronics PCL, NVDR	1,483,700	2,146,504
KCE Electronics PCL, NVDR	695,000	1,755,588
Samart Corp. PCL, NVDR(a)	1,344,737	502,321
SVI PCL, NVDR(a)	3,720,215	494,358

		8,760,980
Food & Staples Retailing — 7.5%
CP ALL PCL, NVDR	12,903,500	28,841,258

Food Products — 3.3%
Charoen Pokphand Foods PCL, NVDR	7,931,200	5,731,057
GFPT PCL, NVDR	1,365,100	572,623
Ichitan Group PCL, NVDR(a)(b)	1,273,000	348,847
Khon Kaen Sugar Industry PCL, NVDR(a)	4,175,578	634,136
Malee Group PCL, NVDR(a)	310,500	368,398
Taokaenoi Food & Marketing PCL, NVDR(a)	929,900	586,526
Thai Union Group PCL, NVDR	5,018,200	2,827,155
Thai Vegetable Oil PCL, NVDR(a)	1,056,853	986,957
Thaifoods Group PCL, NVDR(a)	3,442,400	648,217

		12,703,916
Health Care Providers & Services — 4.2%
Bangkok Chain Hospital PCL, NVDR	3,220,025	1,547,899
Bangkok Dusit Medical Services PCL, NVDR	10,203,800	6,654,652
Bumrungrad Hospital PCL, NVDR	938,976	5,735,631
Chularat Hospital PCL, NVDR	13,218,200	930,859
Vibhavadi Medical Center PCL, NVDR	13,897,600	1,165,935

		16,034,976
Hotels, Restaurants & Leisure — 2.2%
Erawan Group PCL (The), NVDR(a)	3,284,400	829,648
Minor International PCL, NVDR	5,685,910	7,573,089

		8,402,737
Independent Power and Renewable Electricity Producers — 2.5%
BCPG PCL, NVDR(a)	1,579,200	1,068,595
CK Power PCL, NVDR(a)	4,994,460	611,691
Electricity Generating PCL, NVDR	346,500	2,281,001
Glow Energy PCL, NVDR	1,345,400	3,594,187
Inter Far East Energy Corp., NVDR(a)(b)(c)	3,184,500	1
SPCG PCL, NVDR(a)	995,100	655,072
Superblock PCL, NVDR(b)	28,885,350	1,052,467
Thai Solar Energy PCL, NVDR	2,043,200	322,183

		9,585,197
Industrial Conglomerates — 1.4%
Berli Jucker PCL, NVDR	3,147,900	5,590,270

IT Services — 0.1%
Forth Smart Service PCL, NVDR(a)	666,700	373,564

Marine — 0.3%
Precious Shipping PCL, NVDR(a)(b)	1,493,400	493,837
Thoresen Thai Agencies PCL, NVDR(a)	2,410,089	667,829

		1,161,666
Media — 1.5%
BEC World PCL, NVDR	2,737,700	1,248,981
Major Cineplex Group PCL, NVDR	1,166,900	1,098,658
Plan B Media PCL, NVDR(a)	2,863,200	565,451
RS PCL, NVDR(a)(b)	1,225,000	900,184
VGI Global Media PCL, NVDR	4,591,140	885,615

178

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Thailand ETF (Formerly iShares MSCI Thailand Capped ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Workpoint Entertainment PCL, NVDR(a)	396,600	$1,017,001

		5,715,890
Multiline Retail — 0.8%
Robinson PCL, NVDR	1,315,200	2,979,939

Oil, Gas & Consumable Fuels — 17.3%
Bangchak Corp. PCL, NVDR	909,700	1,044,512
Banpu PCL, NVDR	5,409,700	2,832,390
Energy Absolute PCL, NVDR(a)	2,940,900	4,097,090
Energy Earth PCL, NVDR(a)	4,419,400	197,560
Esso Thailand PCL, NVDR(a)(b)	3,195,100	1,614,181
IRPC PCL, NVDR	26,324,200	4,997,246
PTT Exploration & Production PCL, NVDR	3,654,484	10,210,400
PTT PCL, NVDR	2,752,400	34,721,029
Siamgas & Petrochemicals PCL, NVDR(a)	1,001,100	655,956
Thai Oil PCL, NVDR	2,144,800	6,107,361

		66,477,725
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR(a)	914,500	1,141,025

Real Estate Management & Development — 6.3%
Amata Corp. PCL, NVDR	1,395,700	1,068,356
Ananda Development PCL, NVDR(a)	4,025,000	776,408
AP Thailand PCL, NVDR(a)	2,542,286	685,001
Bangkok Land PCL, NVDR	26,695,300	1,471,266
Central Pattana PCL, NVDR	3,541,900	8,730,035
Golden Land Property Development PCL, NVDR	1,306,000	351,892
LPN Development PCL, NVDR(a)	1,560,247	625,819
Origin Property PCL, NVDR	1,129,500	702,047
Platinum Group PCL (The), NVDR	2,275,700	592,267
Quality Houses PCL, NVDR	11,332,431	1,054,825
Sansiri PCL, NVDR(a)	14,720,237	1,009,594
SC Asset Corp. PCL, NVDR(a)	4,019,904	480,025
Siam Future Development PCL, NVDR(a)	2,375,328	585,468
Singha Estate PCL, NVDR(a)(b)	6,487,300	746,854
Supalai PCL, NVDR	1,601,100	1,171,656
TICON Industrial Connection PCL, NVDR	1,245,791	637,009
U City PCL, NVDR(b)	741,766,500	681,353
Univentures PCL, NVDR(a)	1,823,600	544,400
WHA Corp. PCL, NVDR	18,472,840	2,205,881

		24,120,156
Road & Rail — 1.0%
BTS Group Holdings PCL, NVDR	15,398,000	3,889,574

Specialty Retail — 2.7%
Beauty Community PCL, NVDR	4,740,800	3,077,311
Big Camera Corp. PCL, NVDR(a)	2,547,400	243,352
Com7 PCL, NVDR(a)	994,000	502,174
Home Product Center PCL, NVDR	10,368,171	3,999,968

Security	Shares	Value
Specialty Retail (continued)
PTG Energy PCL, NVDR(a)	1,544,700	$997,954
Siam Global House PCL, NVDR(a)	3,540,503	1,788,680

		10,609,439
Textiles, Apparel & Luxury Goods — 0.1%
MC Group PCL, NVDR(a)	987,800	483,919

Transportation Infrastructure — 7.0%
Airports of Thailand PCL, NVDR	11,225,400	21,395,626
Bangkok Aviation Fuel Services PCL, NVDR(a)	518,900	730,845
Bangkok Expressway & Metro PCL, NVDR	19,692,553	4,793,503
Namyong Terminal PCL, NVDR	552,800	107,479

		27,027,453
Water Utilities — 0.7%
Eastern Water Resources Development and Management PCL, NVDR	1,360,700	508,284
TTW PCL, NVDR(a)	3,689,466	1,412,074
WHA Utilities and Power PCL, NVDR	3,699,600	877,890

		2,798,248
Wireless Telecommunication Services — 3.8%
Advanced Info Service PCL, NVDR	2,745,319	14,668,039

Total Common Stocks — 100.0% (Cost: $376,203,139)		385,053,492

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	14,144,543	14,147,372
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	904,306	904,306

		15,051,678

Total Short-Term Investments — 3.9% (Cost: $15,049,443)		15,051,678

Total Investments in Securities — 103.9% (Cost: $391,252,582)		400,105,170
Other Assets, Less Liabilities — (3.9)%		(14,959,129)

Net Assets — 100.0%		$385,146,041

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

179

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Thailand ETF (Formerly iShares MSCI Thailand Capped ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,082,493	(937,950)	14,144,543	$14,147,372	$—	(a)	$1,049	$(2,290)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,168,228	(263,922)	904,306	904,306	1,919		—	—

				$15,051,678	$1,919		$1,049	$(2,290)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$384,855,931	$197,560	$1	$385,053,492
Money Market Funds	15,051,678	—	—	15,051,678

	$399,907,609	$197,560	$1	$400,105,170

Portfolio Abbreviations — Equity

NVDR	Non-Voting Depositary Receipt

180

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.8%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	1,163,015	$9,914,978

Airlines — 3.3%
Pegasus Hava Tasimaciligi AS(a)(b)	208,152	1,413,241
Turk Hava Yollari AO(b)	3,209,921	10,075,046

		11,488,287
Auto Components — 0.3%
Goodyear Lastikleri TAS(a)	468,500	480,968
Kordsa Teknik Tekstil AS(a)	339,024	572,844

		1,053,812
Automobiles — 3.3%
Ford Otomotiv Sanayi AS	408,114	5,751,764
Tofas Turk Otomobil Fabrikasi AS	726,884	5,806,065

		11,557,829
Banks — 28.6%
Akbank Turk AS	12,793,165	29,444,209
Albaraka Turk Katilim Bankasi AS	1,826,453	537,735
Turkiye Garanti Bankasi AS	13,432,823	33,048,586
Turkiye Halk Bankasi AS	3,634,422	8,262,482
Turkiye Is Bankasi, Class C	9,158,682	14,467,062
Turkiye Sinai Kalkinma Bankasi AS	6,280,280	2,170,576
Turkiye Vakiflar Bankasi TAO, Class D	4,361,306	6,464,833
Yapi ve Kredi Bankasi AS(b)	5,055,687	5,371,437

		99,766,920
Beverages — 3.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,205,098	7,207,048
Coca-Cola Icecek AS	443,756	3,978,529

		11,185,577
Building Products — 0.7%
Trakya Cam Sanayii AS	2,299,861	2,431,722

Capital Markets — 0.2%
Verusa Holding AS(a)	142,469	680,968

Chemicals — 3.0%
Gubre Fabrikalari TAS(a)(b)	492,789	459,225
Petkim Petrokimya Holding AS	3,925,176	6,551,925
Sasa Polyester Sanayi AS	479,744	875,712
Soda Sanayii AS	2,093,427	2,636,848

		10,523,710
Construction & Engineering — 0.9%
Tekfen Holding AS	860,631	3,119,913

Construction Materials — 0.7%
Adana Cimento Sanayii TAS, Class A(a)	306,451	500,546
Akcansa Cimento AS	278,320	743,175
Cimsa Cimento Sanayi VE Ticaret AS(a)	314,209	1,098,028

		2,341,749
Containers & Packaging — 0.2%
Anadolu Cam Sanayii AS	1,090,326	686,679

Diversified Financial Services — 4.0%
Haci Omer Sabanci Holding AS	5,339,296	13,901,676

Diversified Telecommunication Services — 1.3%
Turk Telekomunikasyon AS(b)	3,052,914	4,447,224

Equity Real Estate Investment Trusts (REITs) — 2.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	11,048,642	6,958,349

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Is Gayrimenkul Yatirim Ortakligi AS	2,421,694	$793,581

		7,751,930
Food & Staples Retailing — 6.9%
BIM Birlesik Magazalar AS	1,235,820	22,890,536
Migros Ticaret AS(a)(b)	207,052	1,258,410

		24,148,946
Food Products — 1.2%
Ulker Biskuvi Sanayi AS	894,940	4,165,336

Gas Utilities — 0.5%
Aygaz AS	436,131	1,644,682

Health Care Providers & Services — 0.2%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	722,232	610,173

Household Durables — 2.2%
Arcelik AS	1,375,294	6,974,968
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	487,676	857,730

		7,832,698
Independent Power and Renewable Electricity Producers — 0.7%
Aksa Enerji Uretim AS(a)(b)	891,406	801,023
Zorlu Enerji Elektrik Uretim AS(a)(b)	4,652,060	1,607,834

		2,408,857
Industrial Conglomerates — 7.8%
Alarko Holding AS(a)	454,817	756,854
Dogan Sirketler Grubu Holding AS(a)(b)	7,593,733	1,555,276
Enka Insaat ve Sanayi AS	1	2
KOC Holding AS	4,423,930	18,676,313
Turkiye Sise ve Cam Fabrikalari AS	4,579,370	4,912,267
Yazicilar Holding AS(a)	232,603	1,218,381

		27,119,093
Insurance — 0.6%
Anadolu Anonim Turk Sigorta Sirketi	1,017,639	745,113
Anadolu Hayat Emeklilik AS	500,096	915,422
AvivaSA Emeklilik ve Hayat AS(a)	137,207	572,567

		2,233,102
Machinery — 0.8%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	48,847	1,338,086
Turk Traktor ve Ziraat Makineleri AS	77,586	1,459,933

		2,798,019
Media — 0.3%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(a)(b)	697,809	718,166
Fenerbahce Futbol AS(a)(b)	57,298	487,012

		1,205,178
Metals & Mining — 7.1%
Borusan Mannesmann Boru Sanayi ve Ticaret AS(a)	247,286	641,948
Eregli Demir ve Celik Fabrikalari TAS	8,141,102	17,945,211
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(b)	1,187,776	678,112
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	4,537,072	2,508,948
Koza Altin Isletmeleri AS(b)	266,040	2,055,551
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	832,018	986,225

		24,815,995
Oil, Gas & Consumable Fuels — 6.7%
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(b)	604,269	703,889
Tupras Turkiye Petrol Rafinerileri AS	728,103	22,592,154

		23,296,043

181

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Personal Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(a)	996,210	$1,068,629

Software — 0.3%
Logo Yazilim Sanayi Ve Ticaret AS(a)(b)	87,226	1,252,769

Textiles, Apparel & Luxury Goods — 1.0%
Aksa Akrilik Kimya Sanayii AS	430,316	1,341,828
Mavi Giyim Sanayi Ve Ticaret AS(b)(c)	158,818	2,148,854

		3,490,682
Transportation Infrastructure — 1.4%
TAV Havalimanlari Holding AS	950,628	4,750,645

Wireless Telecommunication Services — 7.0%
Turkcell Iletisim Hizmetleri AS	6,265,958	24,399,386

Total Common Stocks — 99.7% (Cost: $526,272,089)		348,093,207

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(d)(e)(f)	15,305,877	15,308,938

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(d)(e)	182,074	$182,074

		15,491,012

Total Short-Term Investments — 4.5% (Cost: $ 15,488,392)		15,491,012

Total Investments in Securities — 104.2% (Cost: $ 541,760,481)		363,584,219
Other Assets, Less Liabilities — (4.2)%		(14,547,006)

Net Assets — 100.0%		$349,037,213

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,951,030	(645,153)	15,305,877	$15,308,938	$—	(a)	$(208)	$(1,310)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,988	81,086	182,074	182,074	367		—	—

				$15,491,012	$367		$(208)	$(1,310)

(a)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$348,093,207	$—	$—	$348,093,207
Money Market Funds	15,491,012	—	—	15,491,012

	$363,584,219	$—	$—	$363,584,219

182

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	8,785	$216,199
Boeing Co. (The)	793	219,503
General Dynamics Corp.	1,054	218,347
Huntington Ingalls Industries Inc.	899	217,261
L3 Technologies Inc.	1,113	221,031
Lockheed Martin Corp.	668	213,172
Northrop Grumman Corp.	697	214,258
Raytheon Co.	1,133	216,573
Rockwell Collins Inc.	1,590	210,373
Spirit AeroSystems Holdings Inc., Class A	2,564	216,017
Textron Inc.	3,954	220,277
TransDigm Group Inc.	765	217,099
United Technologies Corp.	1,803	218,974

		2,819,084
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	2,645	229,189
Expeditors International of Washington Inc.	3,519	227,961
FedEx Corp.	973	225,211
United Parcel Service Inc., Class B	1,863	226,261

		908,622
Airlines — 0.7%
American Airlines Group Inc.	4,340	219,127
Delta Air Lines Inc.	4,206	222,581
Southwest Airlines Co.	3,822	231,881
United Continental Holdings Inc.(a)	3,546	224,533

		898,122
Auto Components — 0.8%
Autoliv Inc.	1,697	217,080
BorgWarner Inc.	3,985	221,885
Delphi Automotive PLC	2,101	219,912
Goodyear Tire & Rubber Co. (The)	6,871	222,414
Lear Corp.	1,190	215,259

		1,096,550
Automobiles — 0.6%
Ford Motor Co.	17,417	218,061
General Motors Co.	4,740	204,246
Harley-Davidson Inc.	4,446	223,189
Tesla Inc.(a)(b)	668	206,312

		851,808
Banks — 3.6%
Bank of America Corp.	7,926	223,275
BB&T Corp.	4,548	224,762
CIT Group Inc.	4,425	220,542
Citigroup Inc.	2,927	220,988
Citizens Financial Group Inc.	5,583	227,228
Comerica Inc.	2,679	223,187
East West Bancorp. Inc.	3,656	224,990
Fifth Third Bancorp	7,473	228,001
First Republic Bank/CA	2,272	217,067
Huntington Bancshares Inc./OH	15,664	225,562
JPMorgan Chase & Co.	2,147	224,404
KeyCorp	11,617	220,491
M&T Bank Corp.	1,327	224,197
People’s United Financial Inc.	11,630	221,203
PNC Financial Services Group Inc. (The)(c)	1,589	223,350
Regions Financial Corp.	13,535	224,546
Signature Bank/New York NY(a)	1,629	223,629

Security	Shares	Value
Banks (continued)
SunTrust Banks Inc.	3,684	$227,045
SVB Financial Group(a)	989	225,136
U.S. Bancorp	4,066	224,240
Wells Fargo & Co.	3,896	220,007
Zions BanCorp	4,547	225,304

		4,919,154
Beverages — 1.1%
Brown-Forman Corp., Class B	3,582	214,204
Coca-Cola Co. (The)	4,593	210,222
Constellation Brands Inc., Class A	950	206,710
Dr Pepper Snapple Group Inc.	2,435	219,613
Molson Coors Brewing Co., Class B	2,645	206,574
Monster Beverage Corp.(a)	3,413	213,893
PepsiCo Inc.	1,822	212,299

		1,483,515
Biotechnology — 2.4%
AbbVie Inc.	2,225	215,647
Alexion Pharmaceuticals Inc.(a)	1,944	213,471
Alkermes PLC(a)	4,128	215,853
Alnylam Pharmaceuticals Inc.(a)	1,589	213,784
Amgen Inc.	1,239	217,643
Biogen Inc.(a)	682	219,720
BioMarin Pharmaceutical Inc.(a)	2,548	218,618
Celgene Corp.(a)	2,017	203,374
Gilead Sciences Inc.	2,908	217,460
Incyte Corp.(a)	2,138	211,641
Regeneron Pharmaceuticals Inc.(a)	548	198,299
Seattle Genetics Inc.(a)(b)	3,576	217,886
TESARO Inc.(a)	2,527	213,784
United Therapeutics Corp.(a)(b)	1,686	219,163
Vertex Pharmaceuticals Inc.(a)	1,438	207,489

		3,203,832
Building Products — 1.1%
Allegion PLC	2,553	214,810
AO Smith Corp.	3,479	220,638
Fortune Brands Home & Security Inc.	3,258	222,912
Johnson Controls International PLC.	5,710	214,924
Lennox International Inc.	1,073	225,051
Masco Corp.	5,324	228,453
Owens Corning	2,405	212,482

		1,539,270
Capital Markets — 3.9%
Affiliated Managers Group Inc.	1,107	219,928
Ameriprise Financial Inc.	1,321	215,627
Bank of New York Mellon Corp. (The)	4,035	220,876
BlackRock Inc.(c)	440	220,524
Cboe Global Markets Inc.	1,758	216,990
Charles Schwab Corp. (The)	4,603	224,580
CME Group Inc.	1,486	222,216
E*TRADE Financial Corp.(a)	4,697	226,114
Eaton Vance Corp., NVS	4,006	221,452
Franklin Resources Inc.	5,114	221,692
Goldman Sachs Group Inc. (The)	894	221,390
Intercontinental Exchange Inc.	3,107	221,995
Invesco Ltd.	6,006	217,237
Moody’s Corp.	1,403	213,003
Morgan Stanley	4,311	222,491
MSCI Inc.	1,635	210,425
Nasdaq Inc.	2,728	215,948

183

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	2,236	$218,636
Raymond James Financial Inc.	2,481	219,072
S&P Global Inc.	1,284	212,476
SEI Investments Co.	3,077	216,498
State Street Corp.	2,279	217,303
T Rowe Price Group Inc.	2,153	221,587
TD Ameritrade Holding Corp.	4,290	219,519

		5,257,579
Chemicals — 2.8%
Air Products & Chemicals Inc.	1,307	213,093
Albemarle Corp.	1,538	206,584
Axalta Coating Systems Ltd.(a)(b)	5,820	184,261
Celanese Corp. Series A	1,975	211,799
CF Industries Holdings Inc.	5,864	219,724
Chemours Co. (The)	3,953	203,184
DowDuPont Inc.	2,962	213,146
Eastman Chemical Co.	2,312	213,559
Ecolab Inc.	1,586	215,569
FMC Corp.	2,232	210,701
International Flavors & Fragrances Inc.	1,383	214,973
LyondellBasell Industries NV, Class A	2,020	211,494
Monsanto Co.	1,784	211,119
Mosaic Co. (The)	8,836	214,626
PPG Industries Inc.	1,815	212,083
Praxair Inc.	1,381	212,564
Sherwin-Williams Co. (The)	535	213,690
WR Grace & Co.	2,854	209,227

		3,791,396
Commercial Services & Supplies — 1.0%
Cintas Corp.	1,427	224,667
Republic Services Inc.	3,381	219,562
Rollins Inc.	4,660	215,991
Stericycle Inc.(a)	3,342	221,608
Waste Connections Inc.	3,063	210,826
Waste Management Inc.	2,636	216,811

		1,309,465
Communications Equipment — 1.3%
Arista Networks Inc.(a)(b)	871	203,048
Cisco Systems Inc.	5,775	215,407
CommScope Holding Co. Inc.(a)	5,948	214,069
F5 Networks Inc.(a)(b)	1,711	229,616
Harris Corp.	1,464	211,548
Juniper Networks Inc.	7,708	213,974
Motorola Solutions Inc.	2,285	215,041
Palo Alto Networks Inc.(a)(b)	1,399	203,904

		1,706,607
Construction & Engineering — 0.3%
Fluor Corp.	4,494	217,554
Jacobs Engineering Group Inc.	3,330	218,548

		436,102
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,025	213,600
Vulcan Materials Co.	1,723	216,495

		430,095
Consumer Finance — 0.8%
Ally Financial Inc.	7,946	213,429
American Express Co.	2,259	220,727
Capital One Financial Corp.	2,412	221,904

Security	Shares	Value
Consumer Finance (continued)
Discover Financial Services	3,222	$227,473
Synchrony Financial	6,293	225,856

		1,109,389
Containers & Packaging — 1.1%
Avery Dennison Corp.	1,887	215,344
Ball Corp.	5,276	210,565
Crown Holdings Inc.(a)	3,574	213,475
International Paper Co.	3,837	217,213
Packaging Corp. of America	1,891	224,273
Sealed Air Corp.	4,625	222,231
WestRock Co.	3,593	224,239

		1,527,340
Distributors — 0.3%
Genuine Parts Co.	2,427	225,638
LKQ Corp.(a)	5,539	218,348

		443,986
Diversified Consumer Services — 0.2%
H&R Block Inc.	8,213	215,016

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc.(a)	1,156	223,120
Leucadia National Corp.	8,226	216,426
Voya Financial Inc.	5,010	221,442

		660,988
Diversified Telecommunication Services — 0.7%
AT&T Inc.	6,054	220,244
CenturyLink Inc.	15,227	222,162
Verizon Communications Inc.	4,483	228,140
Zayo Group Holdings Inc.(a)	5,921	209,248

		879,794
Electric Utilities — 2.5%
Alliant Energy Corp.	4,766	214,994
American Electric Power Co. Inc.	2,756	213,948
Duke Energy Corp.	2,374	211,713
Edison International	2,616	212,602
Entergy Corp.	2,469	213,519
Eversource Energy	3,276	212,449
Exelon Corp.	5,062	211,136
FirstEnergy Corp.	6,209	211,975
NextEra Energy Inc.	1,351	213,512
OGE Energy Corp.	6,038	215,919
PG&E Corp.	3,898	211,428
Pinnacle West Capital Corp.	2,354	216,121
PPL Corp.	5,804	212,833
Southern Co. (The)	4,124	211,149
Westar Energy Inc.	3,753	214,709
Xcel Energy Inc.	4,156	214,491

		3,412,498
Electrical Equipment — 1.0%
Acuity Brands Inc.	1,334	228,675
AMETEK Inc.	3,000	218,070
Eaton Corp. PLC	2,776	215,917
Emerson Electric Co.	3,419	221,620
Rockwell Automation Inc.	1,101	212,581
Sensata Technologies Holding NV(a)(b)	4,315	215,534

		1,312,397
Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp.	2,318	209,988

184

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics Inc.(a)	2,672	$215,710
Avnet Inc.	5,248	217,320
CDW Corp./DE	3,175	222,282
Cognex Corp.	1,460	202,312
Corning Inc.	6,617	214,325
Flex Ltd.(a)	11,039	199,475
FLIR Systems Inc.	4,477	208,539
IPG Photonics Corp.(a)	871	199,441
TE Connectivity Ltd.	2,212	208,901
Trimble Inc.(a)	5,005	210,160

		2,308,453
Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	6,842	203,413
Halliburton Co.	5,076	212,075
Helmerich & Payne Inc.	3,762	220,378
National Oilwell Varco Inc.	6,617	222,000
Schlumberger Ltd.	3,403	213,879
TechnipFMC PLC	7,828	224,194

		1,295,939
Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities Inc.	1,664	211,428
American Tower Corp.	1,431	205,964
AvalonBay Communities Inc.	1,143	207,260
Boston Properties Inc.	1,684	211,140
Brixmor Property Group Inc.	11,484	207,516
Camden Property Trust	2,244	204,832
Colony NorthStar Inc., Class A(b)	16,927	206,340
Crown Castle International Corp.	1,870	211,310
Digital Realty Trust Inc.	1,793	209,243
Duke Realty Corp.	7,230	203,380
Equinix Inc.	445	206,698
Equity Residential	3,090	206,474
Essex Property Trust Inc.	842	207,966
Extra Space Storage Inc.(b)	2,412	205,888
Federal Realty Investment Trust	1,600	211,536
GGP Inc.	9,025	212,087
HCP Inc.	7,840	207,290
Host Hotels & Resorts Inc.	10,643	210,625
Invitation Homes Inc.	8,920	210,066
Iron Mountain Inc.	5,085	207,824
Kimco Realty Corp.(b)	11,210	207,609
Liberty Property Trust	4,653	208,827
Macerich Co. (The)	3,286	212,768
Mid-America Apartment Communities Inc.	2,023	207,236
National Retail Properties Inc.	4,938	202,804
Prologis Inc.	3,143	208,161
Public Storage	992	211,415
Realty Income Corp.	3,737	206,656
Regency Centers Corp.	3,108	210,753
SBA Communications Corp.(a)	1,242	210,830
Simon Property Group Inc.	1,334	215,774
SL Green Realty Corp.	2,087	213,354
UDR Inc.	5,312	208,921
Ventas Inc.(b)	3,258	208,545
VEREIT Inc.	26,146	203,939
Vornado Realty Trust	2,773	215,240
Welltower Inc.	3,087	208,249
Weyerhaeuser Co.	5,826	206,124

		7,932,072

Security	Shares	Value
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,228	$226,480
CVS Health Corp.	2,987	228,804
Kroger Co. (The)	9,196	237,809
Sysco Corp.	3,837	221,510
Wal-Mart Stores Inc.	2,181	212,059
Walgreens Boots Alliance Inc.	2,999	218,207

		1,344,869
Food Products — 2.3%
Archer-Daniels-Midland Co.	5,384	214,714
Bunge Ltd.	3,230	216,119
Campbell Soup Co.	4,577	225,646
Conagra Brands Inc.	5,943	221,852
General Mills Inc.	3,928	222,168
Hershey Co. (The)	1,965	217,977
Hormel Foods Corp.	6,124	223,220
Ingredion Inc.	1,556	215,475
JM Smucker Co. (The)	1,899	221,556
Kellogg Co.	3,246	214,755
Kraft Heinz Co. (The)	2,642	214,980
McCormick & Co. Inc./MD, NVS	2,126	217,235
Mondelez International Inc., Class A	5,000	214,700
Tyson Foods Inc., Class A	2,619	215,413

		3,055,810
Gas Utilities — 0.3%
Atmos Energy Corp.	2,380	219,650
UGI Corp.	4,441	217,654

		437,304
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	3,755	211,669
Align Technology Inc.(a)	829	216,270
Baxter International Inc.	3,287	215,397
Becton Dickinson and Co.	933	212,920
Boston Scientific Corp.(a)	7,353	193,237
Cooper Companies Inc. (The)	870	209,827
CR Bard Inc.	628	210,970
Danaher Corp.	2,246	211,933
DENTSPLY SIRONA Inc.	3,122	209,205
Edwards Lifesciences Corp.(a)	1,931	226,313
Hologic Inc.(a)	5,156	215,108
IDEXX Laboratories Inc.(a)	1,364	213,343
Intuitive Surgical Inc.(a)	530	211,883
Medtronic PLC	2,536	208,282
ResMed Inc.	2,476	211,450
Stryker Corp.	1,363	212,628
Teleflex Inc.	789	209,495
Varian Medical Systems Inc.(a)(b)	1,946	217,466
Zimmer Biomet Holdings Inc.	1,864	218,275

		4,035,671
Health Care Providers & Services — 2.8%
Aetna Inc.	1,195	215,315
AmerisourceBergen Corp.	2,599	220,447
Anthem Inc.	957	224,857
Cardinal Health Inc.	3,739	221,312
Centene Corp.(a)	2,169	221,433
Cigna Corp.	1,051	222,528
DaVita Inc.(a)	3,695	225,617
Envision Healthcare Corp.(a)	7,048	225,043
Express Scripts Holding Co.(a)	3,445	224,545
HCA Healthcare Inc.(a)	2,730	232,050

185

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Henry Schein Inc.(a)	3,012	$215,207
Humana Inc.	878	229,035
Laboratory Corp. of America Holdings(a)	1,395	220,787
McKesson Corp.	1,457	215,257
Quest Diagnostics Inc.	2,300	226,458
UnitedHealth Group Inc.	992	226,345
Universal Health Services Inc., Class B	2,101	227,643

		3,793,879
Health Care Technology — 0.3%
Cerner Corp.(a)	2,986	211,080
Veeva Systems Inc., Class A(a)	3,355	202,005

		413,085
Hotels, Restaurants & Leisure — 2.7%
Aramark	5,100	217,260
Carnival Corp.	3,159	207,357
Chipotle Mexican Grill Inc.(a)(b)	755	229,814
Darden Restaurants Inc.	2,631	221,846
Domino’s Pizza Inc.	1,191	221,717
Hilton Worldwide Holdings Inc.	2,782	215,772
Las Vegas Sands Corp.	3,115	215,838
Marriott International Inc./MD, Class A	1,666	211,582
McDonald’s Corp.	1,249	214,791
MGM Resorts International	6,247	213,148
Norwegian Cruise Line Holdings Ltd.(a)	3,797	205,645
Royal Caribbean Cruises Ltd.	1,683	208,490
Starbucks Corp.	3,710	214,512
Vail Resorts Inc.	910	204,896
Wyndham Worldwide Corp.	1,932	217,137
Wynn Resorts Ltd.	1,322	208,982
Yum! Brands Inc.	2,662	222,197

		3,650,984
Household Durables — 1.6%
DR Horton Inc.	4,215	214,965
Garmin Ltd.	3,411	211,755
Leggett & Platt Inc.	4,533	218,672
Lennar Corp., Class A	3,454	216,842
Mohawk Industries Inc.(a)	765	216,197
Newell Brands Inc.	7,428	230,045
NVR Inc.(a)	62	215,450
PulteGroup Inc.	6,357	216,964
Toll Brothers Inc.	4,354	219,137
Whirlpool Corp.	1,256	211,724

		2,171,751
Household Products — 1.0%
Church & Dwight Co. Inc.	4,702	221,417
Clorox Co. (The)	1,557	216,875
Colgate-Palmolive Co.	2,927	212,061
Kimberly-Clark Corp.	1,809	216,646
Procter & Gamble Co. (The)	2,383	214,446
Spectrum Brands Holdings Inc.	1,857	213,332

		1,294,777
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	19,714	208,574
Vistra Energy Corp.	10,931	206,596

		415,170
Industrial Conglomerates — 0.6%
3M Co.	911	221,500
General Electric Co.	11,586	211,908

Security	Shares	Value
Industrial Conglomerates (continued)
Honeywell International Inc.	1,408	$219,592
Roper Technologies Inc.	811	216,707

		869,707
Insurance — 5.2%
Aflac Inc.	2,479	217,260
Alleghany Corp.(a)	275	160,820
Allstate Corp. (The)	2,127	218,358
American Financial Group Inc./OH	2,075	217,999
American International Group Inc.	3,570	214,057
Aon PLC	1,520	213,134
Arch Capital Group Ltd.(a)	2,203	208,602
Arthur J Gallagher & Co.	3,223	212,170
Assurant Inc.	2,157	217,577
Athene Holding Ltd., Class A(a)	4,305	206,941
Axis Capital Holdings Ltd.	4,084	213,961
Brighthouse Financial Inc.(a)	3,678	216,230
Chubb Ltd.	1,415	215,236
Cincinnati Financial Corp.	2,906	217,165
Everest Re Group Ltd.	970	213,012
FNF Group	5,198	210,311
Hartford Financial Services Group Inc. (The)	3,788	217,583
Lincoln National Corp.	2,882	220,617
Loews Corp.	4,270	214,696
Markel Corp.(a)	196	216,952
Marsh & McLennan Companies Inc.	2,559	214,777
MetLife Inc.	4,066	218,263
Principal Financial Group Inc.	3,070	217,325
Progressive Corp. (The)	4,064	216,124
Prudential Financial Inc.	1,945	225,309
Reinsurance Group of America Inc.	1,329	215,364
RenaissanceRe Holdings Ltd.	1,576	209,056
Torchmark Corp.	2,475	219,904
Travelers Companies Inc. (The)	1,623	220,030
Unum Group	3,896	220,591
Willis Towers Watson PLC	1,321	212,417
WR Berkley Corp.	3,184	220,078
XL Group Ltd.	5,534	214,830

		7,066,749
Internet & Direct Marketing Retail — 0.9%
Amazon.com Inc.(a)	178	209,461
Expedia Inc.	1,662	203,595
Liberty Interactive Corp. QVC Group Series A(a)	8,491	207,180
Netflix Inc.(a)(b)	1,077	202,024
Priceline Group Inc. (The)(a)	120	208,765
TripAdvisor Inc.(a)	6,167	213,502

		1,244,527
Internet Software & Services — 1.5%
Akamai Technologies Inc.(a)(b)	3,777	210,681
Alphabet Inc., Class A(a)	98	101,545
Alphabet Inc., Class C(a)	103	105,205
CoStar Group Inc.(a)	680	207,380
eBay Inc.(a)	5,880	203,860
Facebook Inc., Class A(a)	1,153	204,288
IAC/InterActiveCorp(a)	1,553	197,650
MercadoLibre Inc.(b)	777	213,784
Twitter Inc.(a)	9,400	193,452
VeriSign Inc.(a)(b)	1,798	206,950
Zillow Group Inc., Class C(a)(b)	5,014	205,774

		2,050,569

186

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services — 3.8%
Accenture PLC, Class A	1,430	$211,654
Alliance Data Systems Corp.	951	227,546
Automatic Data Processing Inc.	1,919	219,649
Broadridge Financial Solutions Inc.	2,359	212,923
Cognizant Technology Solutions Corp., Class A	2,916	210,768
DXC Technology Co.	2,156	207,278
Fidelity National Information Services Inc.	2,288	215,827
First Data Corp., Class A(a)	12,544	206,349
Fiserv Inc.(a)	1,645	216,235
FleetCor Technologies Inc.(a)	1,170	212,788
Gartner Inc.(a)	1,811	218,932
Global Payments Inc.	2,037	204,841
International Business Machines Corp.	1,388	213,710
Jack Henry & Associates Inc.	1,843	212,535
Leidos Holdings Inc.	3,437	218,490
Mastercard Inc., Class A	1,380	207,649
Paychex Inc.	3,258	219,296
PayPal Holdings Inc.(a)	2,682	203,108
Sabre Corp.	10,897	216,959
Square Inc., Class A(a)	4,313	169,156
Total System Services Inc.	2,828	210,290
Vantiv Inc., Class A(a)(b)	2,911	218,325
Visa Inc., Class A	1,882	211,894
Western Union Co. (The)	10,725	211,175

		5,077,377
Leisure Products — 0.5%
Hasbro Inc.	2,227	207,156
Mattel Inc.	11,385	207,776
Polaris Industries Inc.	1,714	217,695

		632,627
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	3,038	210,351
Illumina Inc.(a)	981	225,659
IQVIA Holdings Inc.(a)	2,031	207,182
Mettler-Toledo International Inc.(a)	332	208,898
Thermo Fisher Scientific Inc.	1,089	209,916
Waters Corp.(a)	1,077	212,352

		1,274,358
Machinery — 3.1%
AGCO Corp.	3,011	213,119
Caterpillar Inc.	1,534	216,524
Cummins Inc.	1,318	220,633
Deere & Co.	1,451	217,447
Dover Corp.	2,229	217,796
Flowserve Corp.	5,394	229,677
Fortive Corp.	2,922	218,127
IDEX Corp.	1,613	218,674
Illinois Tool Works Inc.	1,321	223,579
Ingersoll-Rand PLC	2,502	219,225
Middleby Corp. (The)(a)	1,789	228,133
PACCAR Inc.	3,148	221,399
Parker-Hannifin Corp.	1,150	215,613
Pentair PLC	3,047	216,825
Snap-on Inc.	1,320	223,648
Stanley Black & Decker Inc.	1,270	215,430
WABCO Holdings Inc.(a)	1,446	216,105
Wabtec Corp./DE(b)	2,881	221,549
Xylem Inc./NY	3,113	215,855

		4,169,358

Security	Shares	Value
Media — 3.0%
CBS Corp., Class B, NVS	3,727	$208,936
Charter Communications Inc., Class A(a)	641	209,101
Comcast Corp., Class A	5,875	220,547
Discovery Communications Inc., Class A(a)(b)	5,309	100,977
Discovery Communications Inc., Class C, NVS(a)	7,159	129,435
DISH Network Corp., Class A(a)(b)	4,226	214,047
Interpublic Group of Companies Inc. (The)	11,251	222,545
Liberty Broadband Corp., Class C(a)	2,397	208,419
Liberty Global PLC Series A(a)	1,857	58,978
Liberty Global PLC Series C NVS(a)	5,178	159,638
Liberty Media Corp.-Liberty Formula One, Class C(a)	5,423	197,397
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,761	71,796
Liberty Media Corp.-Liberty SiriusXM, Class C(a)(b)	3,410	139,162
Live Nation Entertainment Inc.(a)	4,656	211,289
News Corp., Class A	13,363	215,946
Omnicom Group Inc.	3,056	218,321
Scripps Networks Interactive Inc., Class A	2,622	214,584
Sirius XM Holdings Inc.(b)	38,739	213,065
Time Warner Inc.	2,355	215,506
Twenty-First Century Fox Inc., Class A	4,913	156,921
Twenty-First Century Fox Inc., Class B	2,050	63,858
Viacom Inc., Class B, NVS	8,016	227,013
Walt Disney Co. (The)	2,053	215,195

		4,092,676
Metals & Mining — 0.6%
Freeport-McMoRan Inc.(a)	14,686	204,429
Newmont Mining Corp.	5,745	212,508
Nucor Corp.	3,768	216,660
Steel Dynamics Inc.	5,621	216,408

		850,005
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	10,412	207,199
Annaly Capital Management Inc.	17,875	208,601

		415,800
Multi-Utilities — 1.8%
Ameren Corp.	3,346	214,010
CenterPoint Energy Inc.	7,259	217,843
CMS Energy Corp.	4,263	212,724
Consolidated Edison Inc.	2,425	215,922
Dominion Energy Inc.	2,568	216,046
DTE Energy Co.	1,871	216,231
NiSource Inc.	7,794	214,569
Public Service Enterprise Group Inc.	4,087	216,856
SCANA Corp.	5,034	217,318
Sempra Energy	1,779	215,241
WEC Energy Group Inc.	3,075	213,682

		2,370,442
Multiline Retail — 1.0%
Dollar General Corp.	2,443	215,179
Dollar Tree Inc.(a)	2,142	220,112
Kohl’s Corp.	4,674	224,212
Macy’s Inc.	10,002	238,048
Nordstrom Inc.	5,145	233,840
Target Corp.	3,771	225,883

		1,357,274
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	4,380	210,634
Andeavor	2,030	214,104
Antero Resources Corp.(a)(b)	11,336	215,384

187

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	5,123	$214,295
Cabot Oil & Gas Corp.	7,205	208,585
Cheniere Energy Inc.(a)	4,394	212,318
Chevron Corp.	1,809	215,253
Cimarex Energy Co.	1,809	210,043
Concho Resources Inc.(a)	1,499	209,650
ConocoPhillips	4,176	212,475
Continental Resources Inc./OK(a)	4,510	213,458
Devon Energy Corp.	5,541	213,495
Diamondback Energy Inc.(a)(b)	1,911	208,891
EOG Resources Inc.	2,073	212,109
EQT Corp.	3,656	217,898
Exxon Mobil Corp.	2,597	216,304
Hess Corp.	4,746	217,747
HollyFrontier Corp.	4,784	212,792
Kinder Morgan Inc./DE	12,259	211,223
Marathon Oil Corp.	13,929	206,706
Marathon Petroleum Corp.	3,397	212,754
Newfield Exploration Co.(a)(b)	6,856	212,056
Noble Energy Inc.	8,109	213,267
Occidental Petroleum Corp.	3,080	217,140
ONEOK Inc.	4,129	214,295
Parsley Energy Inc., Class A(a)	7,814	209,884
Phillips 66	2,251	219,608
Pioneer Natural Resources Co.	1,368	213,463
Plains GP Holdings LP, Class A	10,433	214,815
Range Resources Corp.	12,132	218,619
Targa Resources Corp.	4,857	210,794
Valero Energy Corp.	2,562	219,358
Williams Companies Inc. (The)	7,508	218,107

		7,047,524
Personal Products — 0.3%
Coty Inc., Class A	12,397	213,600
Estee Lauder Companies Inc. (The), Class A	1,670	208,466

		422,066
Pharmaceuticals — 1.6%
Allergan PLC	1,217	211,551
Bristol-Myers Squibb Co.	3,431	216,805
Eli Lilly & Co.	2,522	213,462
Jazz Pharmaceuticals PLC(a)	1,522	212,684
Johnson & Johnson	1,527	212,757
Merck & Co. Inc.	3,877	214,282
Mylan NV(a)	5,639	205,993
Perrigo Co. PLC	2,439	212,705
Pfizer Inc.	5,971	216,509
Zoetis Inc.	2,956	213,689

		2,130,437
Professional Services — 1.1%
Equifax Inc.	1,918	218,882
IHS Markit Ltd.(a)	4,815	214,845
ManpowerGroup Inc.	1,645	212,041
Nielsen Holdings PLC	5,772	211,948
Robert Half International Inc.	3,853	219,775
TransUnion(a)	3,823	212,253
Verisk Analytics Inc., Class A(a)	2,245	216,463

		1,506,207
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	4,920	213,331

Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	1,406	$214,401

		427,732
Road & Rail — 1.3%
AMERCO	596	220,919
CSX Corp.	4,140	230,805
JB Hunt Transport Services Inc.	2,032	225,837
Kansas City Southern	1,984	222,486
Knight-Swift Transportation Holdings Inc.	5,291	225,820
Norfolk Southern Corp.	1,621	224,719
Old Dominion Freight Line Inc.	1,713	221,388
Union Pacific Corp.	1,782	225,423

		1,797,397
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices Inc.(a)(b)	18,519	201,672
Analog Devices Inc.	2,364	203,564
Applied Materials Inc.	3,639	192,030
Broadcom Ltd.	748	207,899
Intel Corp.	4,709	211,152
KLA-Tencor Corp.	2,010	205,502
Lam Research Corp.	972	186,945
Marvell Technology Group Ltd.	8,855	197,821
Maxim Integrated Products Inc.	3,913	204,767
Microchip Technology Inc.	2,317	201,556
Micron Technology Inc.(a)	4,242	179,818
NVIDIA Corp.	973	195,291
Qorvo Inc.(a)	2,614	200,180
QUALCOMM Inc.	3,058	202,868
Skyworks Solutions Inc.	1,920	201,101
Texas Instruments Inc.	2,122	206,449
Xilinx Inc.	2,892	201,023

		3,399,638
Software — 3.7%
Activision Blizzard Inc.	3,194	199,306
Adobe Systems Inc.(a)	1,144	207,602
ANSYS Inc.(a)	1,390	205,984
Autodesk Inc.(a)	1,630	178,811
CA Inc.	6,458	213,566
Cadence Design Systems Inc.(a)	4,622	202,952
CDK Global Inc.	3,078	212,659
Citrix Systems Inc.(a)	2,448	214,518
Dell Technologies Inc., Class V(a)	2,603	203,659
Electronic Arts Inc.(a)	1,956	208,021
Fortinet Inc.(a)	5,028	211,478
Intuit Inc.	1,372	215,706
Microsoft Corp.	2,531	213,034
Oracle Corp.	4,300	210,958
Red Hat Inc.(a)	1,642	208,140
salesforce.com Inc.(a)(b)	1,967	205,197
ServiceNow Inc.(a)	1,643	202,089
Splunk Inc.(a)	2,506	200,705
SS&C Technologies Holdings Inc.	5,155	212,850
Symantec Corp.	7,379	213,770
Synopsys Inc.(a)	2,338	211,308
Take-Two Interactive Software Inc.(a)	1,788	199,451
VMware Inc., Class A(a)(b)	1,697	203,827
Workday Inc., Class A(a)	1,815	186,945

		4,942,536
Specialty Retail — 2.5%
Advance Auto Parts Inc.	2,362	238,562

188

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
AutoNation Inc.(a)	4,008	$221,923
AutoZone Inc.(a)	333	228,691
Best Buy Co. Inc.	3,697	220,378
CarMax Inc.(a)	3,107	214,103
Gap Inc. (The)	7,110	229,724
Home Depot Inc. (The)	1,223	219,920
L Brands Inc.	4,358	244,353
Lowe’s Companies Inc.	2,660	221,764
O’Reilly Automotive Inc.(a)	976	230,541
Ross Stores Inc.	2,955	224,669
Tiffany & Co.	2,269	214,421
TJX Companies Inc. (The)	2,974	224,686
Tractor Supply Co.	3,278	223,691
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,002	222,153

		3,379,579
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	1,207	207,423
Hewlett Packard Enterprise Co.	15,821	220,703
HP Inc.	9,922	212,827
NetApp Inc.	3,736	211,122
Seagate Technology PLC	5,231	201,707
Western Digital Corp.	2,276	179,485
Xerox Corp.	7,397	219,395

		1,452,662
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands Inc.	10,633	222,123
Lululemon Athletica Inc.(a)	3,155	211,259
Michael Kors Holdings Ltd.(a)	3,723	217,572
NIKE Inc., Class B	3,553	214,672
PVH Corp.	1,556	209,360
Ralph Lauren Corp.	2,305	219,321
Tapestry Inc.	5,158	215,037
Under Armour Inc., Class A(a)(b)	8,500	112,965
Under Armour Inc., Class C(a)(b)	8,656	103,266
VF Corp	2,852	208,082

		1,933,657
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp. Inc.	16,529	220,497

Tobacco — 0.3%
Altria Group Inc.	3,218	218,277
Philip Morris International Inc.	2,046	210,226

		428,503

Security	Shares	Value
Trading Companies & Distributors — 0.7%
Fastenal Co.	4,295	$225,015
HD Supply Holdings Inc.(a)	6,016	222,472
United Rentals Inc.(a)	1,376	219,445
WW Grainger Inc	1,053	233,039

		899,971
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	3,217	214,831

Water Utilities — 0.2%
American Water Works Co. Inc.	2,375	217,455

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(b)	34,267	205,260
T-Mobile U.S. Inc.(a)	3,417	208,676

		413,936

Total Common Stocks — 99.8% (Cost: $115,807,016)		134,668,470

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.33%(c)(d)(e)	5,447,349	5,448,439
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.03%(c)(d)	103,959	103,959

		5,552,398

Total Short-Term Investments — 4.1% (Cost: $5,551,999)		5,552,398

Total Investments in Securities — 103.9% (Cost: $121,359,015)		140,220,868
Other Assets, Less Liabilities — (3.9)%		(5,311,737)

Net Assets — 100.0%		$134,909,131

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

189

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI USA Equal Weighted ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Inc.	515	20		(95)		440	$220,524	$—		$10,738	$29,530
PNC Financial Services Group Inc. (The)	1,677	104		(192)		1,589	223,350	1,162		9,486	14,800
BlackRock Cash Funds: Institutional, SL Agency Shares	7,464,215	—		(2,016,866	)(a)	5,447,349	5,448,439	—	(b)	(291)	(299)
BlackRock Cash Funds: Treasury, SL Agency Shares	69,879	34,080	(a)	—		103,959	103,959	277		—	—

							$5,996,272	$1,439		$19,933	$44,031

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$134,668,470	$—	$—	$134,668,470
Money Market Funds	5,552,398	—	—	5,552,398

	$140,220,868	$—	$—	$140,220,868

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

190

Schedule of Investments (unaudited) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 2.5%
AGL Energy Ltd.	12,152	$230,537
Amcor Ltd./Australia	19,592	229,346
AMP Ltd.	42,160	163,549
APA Group	19,482	138,136
ASX Ltd.	3,723	161,496
Aurizon Holdings Ltd.	33,046	132,208
Australia & New Zealand Banking Group Ltd.	36,766	794,344
Bendigo & Adelaide Bank Ltd.	10,354	91,493
BHP Billiton Ltd.	43,276	896,886
BlueScope Steel Ltd.	3,365	34,767
Brambles Ltd.	23,126	179,423
Cochlear Ltd.	1,674	229,662
Commonwealth Bank of Australia	21,903	1,320,735
Computershare Ltd.	8,866	110,853
Crown Resorts Ltd.	7,130	66,847
CSL Ltd.	6,696	728,636
Dexus	22,085	173,694
Fortescue Metals Group Ltd.	23,064	80,542
Goodman Group	33,232	219,232
GPT Group (The)	41,168	169,077
Incitec Pivot Ltd.	37,882	114,745
Insurance Australia Group Ltd.	37,138	202,146
James Hardie Industries PLC	9,184	149,899
LendLease Group	13,082	157,906
Macquarie Group Ltd.	4,412	329,009
Medibank Pvt Ltd.	46,378	115,130
Mirvac Group	93,310	172,841
National Australia Bank Ltd.	33,914	761,818
Newcrest Mining Ltd.	12,896	228,205
Oil Search Ltd.	21,846	116,422
Orica Ltd.	7,130	92,017
Origin Energy Ltd.(a)	33,170	224,866
QBE Insurance Group Ltd.	19,778	159,454
Ramsay Health Care Ltd.	2,542	134,659
Rio Tinto Ltd.(b)	5,766	310,566
Santos Ltd.(a)	26,673	102,864
Scentre Group	79,567	255,506
Sonic Healthcare Ltd.	8,432	142,618
South32 Ltd.	83,952	207,767
Stockland	53,326	190,267
Suncorp Group Ltd.	16,695	181,619
Sydney Airport	18,106	101,852
Tatts Group Ltd.	30,628	100,213
Telstra Corp. Ltd.	53,405	139,060
Transurban Group	30,832	293,747
Vicinity Centres	61,752	131,261
Wesfarmers Ltd.	14,384	479,589
Westfield Corp.	28,148	179,068
Westpac Banking Corp.	42,846	1,023,610
Woodside Petroleum Ltd.	10,292	242,208
Woolworths Ltd.	17,174	350,843

		13,543,238
Austria — 0.1%
Andritz AG	1,798	100,879
Erste Group Bank AG	5,084	222,169
OMV AG	3,782	235,665
Raiffeisen Bank International AG(a)	1,030	36,536

		595,249

Security	Shares	Value
Belgium — 0.5%
Ageas	3,844	$189,225
Anheuser-Busch InBev SA/NV	9,796	1,129,481
Colruyt SA	1,984	105,247
Groupe Bruxelles Lambert SA	1,054	113,546
KBC Group NV	3,735	306,084
Proximus SADP	3,162	108,563
Solvay SA	1,061	149,533
UCB SA	2,170	162,334
Umicore SA	4,588	214,498

		2,478,511
Canada — 3.5%
Agnico Eagle Mines Ltd.	4,154	182,340
Agrium Inc.	1,860	204,668
Alimentation Couche-Tard Inc., Class B	5,952	303,953
ARC Resources Ltd.	6,262	76,847
Bank of Montreal	8,432	649,728
Bank of Nova Scotia (The)	15,562	984,599
Barrick Gold Corp.	14,602	201,977
BCE Inc.	1,426	68,339
BlackBerry Ltd.(a)	9,238	99,816
Bombardier Inc.(a)	17,590	40,961
Brookfield Asset Management Inc., Class A	11,656	485,131
Cameco Corp.	8,122	76,284
Canadian Imperial Bank of Commerce	4,960	454,843
Canadian National Railway Co.	10,788	843,328
Canadian Natural Resources Ltd.	14,880	505,433
Canadian Pacific Railway Ltd.	2,108	369,469
Canadian Tire Corp. Ltd., Class A	1,364	172,610
Canadian Utilities Ltd., Class A	2,976	90,183
Cenovus Energy Inc	15,438	147,394
CGI Group Inc., Class A(a)	3,720	196,612
CI Financial Corp.	4,588	103,811
Constellation Software Inc./Canada	372	218,205
Crescent Point Energy Corp.	7,936	57,966
Enbridge Inc.	21,870	825,876
Encana Corp.	14,694	174,165
Fairfax Financial Holdings Ltd.	372	204,723
Finning International Inc.	4,402	105,617
First Quantum Minerals Ltd.(b)	9,582	110,301
Fortis Inc./Canada	5,890	217,166
Franco-Nevada Corp.	2,852	232,689
George Weston Ltd.	1,550	132,237
Gildan Activewear Inc	4,712	149,739
Goldcorp Inc.(b)	13,578	171,899
Great-West Lifeco Inc.	3,720	101,381
Husky Energy Inc.(a)	6,159	74,723
IGM Financial Inc.	1,798	62,218
Imperial Oil Ltd.	4,712	145,570
Intact Financial Corp.	2,294	192,737
Inter Pipeline Ltd.	6,836	143,798
Loblaw Companies Ltd.(b)	3,472	183,073
Magna International Inc., Class A	5,394	303,007
Manulife Financial Corp.	26,040	547,966
Metro Inc.	5,580	175,027
National Bank of Canada	5,208	256,984
Onex Corp.	2,294	166,116
Open Text Corp.	4,588	149,859
Pembina Pipeline Corp.	7,564	263,798
Potash Corp. of Saskatchewan Inc.	12,524	246,144
Power Corp. of Canada	5,084	129,004

191

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Power Financial Corp.	3,596	$98,672
PrairieSky Royalty Ltd.	5,022	131,602
Restaurant Brands International Inc.	3,658	227,521
RioCan REIT	4,960	95,866
Rogers Communications Inc., Class B	5,704	296,468
Royal Bank of Canada	18,724	1,465,742
Saputo Inc.	5,208	176,982
Shaw Communications Inc., Class B	6,392	142,645
Shopify Inc., Class A(a)	977	102,500
SNC-Lavalin Group Inc.	2,914	127,277
Sun Life Financial Inc.	7,750	306,679
Suncor Energy Inc.	22,392	777,802
Teck Resources Ltd., Class B	8,804	202,554
TELUS Corp.	2,450	90,674
Thomson Reuters Corp.	4,712	207,821
Toronto-Dominion Bank (The)	23,622	1,342,913
Tourmaline Oil Corp.(a)	3,658	65,817
TransCanada Corp.	11,904	571,776
Valeant Pharmaceuticals International Inc.(a)(b)	5,146	86,799
Vermilion Energy Inc.	2,728	96,347
Waste Connections Inc.	4,557	313,658
Wheaton Precious Metals Corp.	8,060	168,858

		19,097,287
Denmark — 0.7%
AP Moller — Maersk A/S, Class A	124	212,769
Carlsberg A/S, Class B	2,086	247,478
Coloplast A/S, Class B	2,356	184,994
Danske Bank A/S	10,086	377,475
DSV A/S	4,659	359,183
Genmab A/S(a)(b)	958	188,785
Novo Nordisk A/S, Class B	25,668	1,327,464
Novozymes A/S, Class B	4,278	231,936
Pandora A/S	1,804	181,073
Vestas Wind Systems A/S	3,364	215,690
William Demant Holding A/S(a)(b)	7,564	208,317

		3,735,164
Finland — 0.4%
Elisa OYJ	3,348	136,446
Fortum OYJ	3,906	82,341
Kone OYJ, Class B	4,960	255,724
Metso OYJ	3,374	119,282
Neste OYJ	773	48,112
Nokia OYJ	79,878	401,542
Sampo OYJ, Class A	5,208	275,775
Stora Enso OYJ, Class R	10,044	154,011
UPM-Kymmene OYJ	8,246	248,654
Wartsila OYJ Abp	3,224	213,350

		1,935,237
France — 3.7%
Accor SA	3,224	161,992
Air Liquide SA	5,615	703,984
Alstom SA	3,844	158,952
Atos SE	2,046	303,114
AXA SA	24,676	745,858
BNP Paribas SA	14,819	1,123,422
Bollore SA	29,450	156,682
Bouygues SA	3,100	160,640
Bureau Veritas SA	5,085	135,056
Capgemini SE	2,356	272,153

Security	Shares	Value
France (continued)
Carrefour SA	7,812	$164,450
Casino Guichard Perrachon SA	992	60,477
Cie. de Saint-Gobain	6,448	367,999
Cie. Generale des Etablissements Michelin, Class B	2,666	387,337
Credit Agricole SA	15,376	259,512
Danone SA	7,812	660,594
Dassault Systemes SE	2,356	253,697
Edenred	4,278	122,625
Electricite de France SA	4,199	55,123
Engie SA	22,630	396,783
Essilor International Cie Generale d’Optique SA	2,914	375,420
Eutelsat Communications SA	4,030	91,394
Groupe Eurotunnel SE, Registered	11,718	156,067
Hermes International	505	266,656
Iliad SA	620	145,301
Ingenico Group SA	868	91,118
Ipsen SA	234	28,571
Kering	1,240	551,116
Klepierre SA	4,240	175,428
Lagardere SCA	2,790	91,599
Legrand SA	4,278	321,151
L’Oreal SA	3,224	714,240
LVMH Moet Hennessy Louis Vuitton SE	3,782	1,102,565
Orange SA	25,916	447,446
Pernod Ricard SA	3,100	484,398
Peugeot SA	7,378	152,851
Publicis Groupe SA	2,852	189,752
Renault SA	2,680	272,832
Safran SA	4,464	476,537
Sanofi	15,686	1,432,665
Schneider Electric SE	7,397	636,879
SCOR SE	2,728	111,439
SES SA	5,828	96,418
Societe BIC SA	620	72,107
Societe Generale SA	10,540	531,725
Sodexo SA	1,550	202,834
Suez	6,820	125,962
Thales SA	1,984	200,889
TOTAL SA	29,760	1,682,135
Ubisoft Entertainment SA(a)	1,094	84,044
Unibail-Rodamco SE	1,320	338,310
Valeo SA	3,906	284,050
Veolia Environnement SA	7,006	177,556
Vinci SA	6,634	678,999
Vivendi SA	15,128	403,417
Zodiac Aerospace	1,710	50,361

		19,894,682
Germany — 3.4%
adidas AG	2,790	582,830
Allianz SE, Registered	5,890	1,391,596
BASF SE	12,152	1,362,007
Bayer AG, Registered	11,222	1,433,726
Bayerische Motoren Werke AG	4,092	413,162
Beiersdorf AG	2,693	321,068
Brenntag AG	3,348	208,781
Commerzbank AG(a)	19,407	281,266
Continental AG	1,506	401,783
Covestro AG(c)	1,111	115,911
Daimler AG, Registered	11,116	921,429
Deutsche Bank AG, Registered(b)	29,848	564,446

192

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Deutsche Boerse AG	2,956	$335,717
Deutsche Lufthansa AG, Registered	4,450	153,183
Deutsche Post AG, Registered	14,198	675,297
Deutsche Telekom AG, Registered	42,099	753,453
Drillisch AG	907	69,333
E.ON SE	34,500	399,719
Fresenius Medical Care AG & Co. KGaA	3,410	339,382
Fresenius SE & Co. KGaA	5,828	421,180
GEA Group AG(b)	3,782	182,791
Hannover Rueck SE	1,240	163,228
HeidelbergCement AG	2,480	264,270
Henkel AG & Co. KGaA	1,798	219,530
Infineon Technologies AG	18,972	524,813
Lanxess AG	2,294	174,564
Linde AG(a)	2,728	638,023
MAN SE	1,426	160,439
Merck KGaA	2,294	244,613
MTU Aero Engines AG	150	27,016
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	2,046	456,073
OSRAM Licht AG	2,171	186,353
ProSiebenSat.1 Media SE, Registered	3,669	116,893
RWE AG(a)	9,362	214,884
SAP SE	13,330	1,504,369
Siemens AG, Registered	10,292	1,401,424
thyssenkrupp AG	6,882	188,650
TUI AG	8,308	153,397
United Internet AG, Registered(d)	400	26,995
Vonovia SE	8,122	382,964
Wirecard AG	1,190	127,076
Zalando SE(a)(b)(c)	2,418	123,872

		18,627,506
Hong Kong — 1.3%
AIA Group Ltd.	173,600	1,406,991
Bank of East Asia Ltd. (The)(b)	49,600	219,416
BOC Hong Kong Holdings Ltd.	93,000	470,346
CK Asset Holdings Ltd.	58,000	488,272
CK Hutchison Holdings Ltd.	31,000	390,169
CLP Holdings Ltd.	31,000	316,144
Galaxy Entertainment Group Ltd.	47,000	337,898
Golden Resorts Group Ltd.	42,000	51,732
Hang Seng Bank Ltd.	18,600	459,630
Hong Kong & China Gas Co. Ltd.	222,497	434,157
Hong Kong Exchanges & Clearing Ltd.	15,500	466,774
Jardine Matheson Holdings Ltd.	6,200	387,376
Li & Fung Ltd.	132,000	58,139
Link REIT	59,000	526,152
Melco Resorts & Entertainment Ltd., ADR	1,066	27,833
Minth Group Ltd.	4,000	22,330
MTR Corp. Ltd.(b)	62,000	364,767
New World Development Co. Ltd.	186,333	270,069
Sands China Ltd.	49,600	241,008
WH Group Ltd.(c)	32,000	33,966
Wynn Macau Ltd.	9,200	26,327

		6,999,496
Ireland — 0.2%
Allied Irish Banks PLC	9,032	58,693
Bank of Ireland Group PLC(a)	15,825	123,667
CRH PLC	10,540	363,825

Security	Shares	Value
Ireland (continued)
Kerry Group PLC, Class A	2,728	$286,240
Paddy Power Betfair PLC	1,252	139,863

		972,288
Israel — 0.1%
Bank Hapoalim BM	33,170	226,428
Check Point Software Technologies Ltd.(a)(b)	2,046	213,377
Nice Ltd.	1,736	150,255
Teva Pharmaceutical Industries Ltd., ADR	12,710	188,362

		778,422
Italy — 0.8%
Assicurazioni Generali SpA	16,244	297,888
Atlantia SpA	7,688	255,845
Enel SpA	109,078	709,472
Eni SpA	33,914	558,440
Intesa Sanpaolo SpA	204,662	688,649
Leonardo SpA	3,996	47,837
Luxottica Group SpA	2,790	162,507
Mediobanca SpA	6,500	75,139
Snam SpA	49,888	251,974
Telecom Italia SpA/Milano(a)	238,766	200,139
Tenaris SA	9,486	138,103
Terna Rete Elettrica Nazionale SpA	30,566	189,334
UniCredit SpA(a)	27,802	560,230

		4,135,557
Japan — 9.0%
Aeon Co. Ltd.	12,400	202,114
Aisin Seiki Co. Ltd.	5,200	279,273
Ajinomoto Co. Inc.	12,400	228,708
Alps Electric Co. Ltd.	800	25,557
ANA Holdings Inc.	6,200	248,211
Asahi Group Holdings Ltd.	10,100	515,086
Asahi Kasei Corp.	34,800	436,924
Astellas Pharma Inc	37,200	474,038
Bridgestone Corp.	12,400	564,568
Canon Inc.	18,600	714,381
Casio Computer Co. Ltd.	6,500	95,376
Chubu Electric Power Co. Inc.	18,600	235,855
Chugai Pharmaceutical Co. Ltd.	6,200	321,898
Chugoku Electric Power Co. Inc. (The)	18,600	206,103
Concordia Financial Group Ltd.	24,800	136,294
Daifuku Co. Ltd.	1,000	54,689
Dai-ichi Life Holdings Inc.	15,200	311,865
Daiichi Sankyo Co. Ltd.	13,300	321,848
Daikin Industries Ltd.	6,200	715,821
Daiwa House Industry Co. Ltd.	12,400	455,865
Denso Corp.	6,200	349,323
Dentsu Inc.	5,000	226,978
East Japan Railway Co.	6,200	601,966
Eisai Co. Ltd.	6,200	352,980
FANUC Corp.	2,700	674,246
Fast Retailing Co. Ltd.	700	272,168
FUJIFILM Holdings Corp.	6,200	253,862
Fujitsu Ltd.	40,000	298,432
Hakuhodo DY Holdings Inc.	12,400	167,210
Hitachi Ltd.	62,000	462,181
Honda Motor Co. Ltd.	24,800	829,732
Hoya Corp.	6,200	301,842
Hulic Co. Ltd.	12,400	136,405
Idemitsu Kosan Co. Ltd.	900	30,320

193

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Iida Group Holdings Co. Ltd.	6,200	$114,687
Inpex Corp.	24,800	280,345
ITOCHU Corp.	24,800	431,266
Japan Airlines Co. Ltd.	6,200	228,043
Japan Exchange Group Inc.	12,400	228,487
Japan Post Holdings Co. Ltd.	18,600	214,746
Japan Retail Fund Investment Corp.	124	220,841
Japan Tobacco Inc.	18,600	618,310
JFE Holdings Inc.	12,400	292,755
JTEKT Corp.	6,200	106,875
JXTG Holdings Inc.	55,800	314,141
Kansai Electric Power Co. Inc. (The)	16,300	216,158
Kao Corp.	6,200	412,096
KDDI Corp.	24,800	712,497
Keyence Corp.	1,000	580,046
Kirin Holdings Co. Ltd.	18,600	437,056
Kobe Steel Ltd.(a)	6,200	58,341
Komatsu Ltd.	17,100	531,773
Konami Holdings Corp.	2,900	153,675
Konica Minolta Inc.	14,700	143,972
Kose Corp.	200	30,776
Kubota Corp.	18,600	352,370
Kuraray Co. Ltd.	18,600	359,185
Kyocera Corp.	6,200	437,748
Kyushu Electric Power Co. Inc.	12,400	142,167
Kyushu Financial Group Inc.	18,600	110,365
M3 Inc.	6,200	204,441
Marubeni Corp.	43,400	289,243
Marui Group Co. Ltd.	6,200	110,033
Mazda Motor Corp.	12,400	166,545
MINEBEA MITSUMI Inc.	3,400	67,298
Mitsubishi Chemical Holdings Corp.	43,400	471,600
Mitsubishi Corp.	24,800	623,407
Mitsubishi Electric Corp.	28,600	473,451
Mitsubishi Estate Co. Ltd.	13,600	243,367
Mitsubishi Heavy Industries Ltd.	6,200	229,927
Mitsubishi Motors Corp.	12,400	86,985
Mitsubishi UFJ Financial Group Inc.	180,400	1,276,930
Mitsubishi UFJ Lease & Finance Co. Ltd.	43,400	247,823
Mitsui & Co. Ltd.	31,100	473,844
Mitsui Fudosan Co. Ltd.	8,800	199,426
Mizuho Financial Group Inc.	378,200	689,111
MS&AD Insurance Group Holdings Inc.	8,100	264,559
Murata Manufacturing Co. Ltd.	2,700	365,895
Nagoya Railroad Co. Ltd.	12,400	303,726
NEC Corp.	3,000	80,425
Nexon Co. Ltd.(a)	1,400	40,284
Nidec Corp.	4,700	641,339
Nikon Corp.	12,400	246,770
Nintendo Co. Ltd.	1,600	646,262
Nippon Paint Holdings Co. Ltd.	4,900	151,066
Nippon Steel & Sumitomo Metal Corp.	12,447	302,652
Nippon Telegraph & Telephone Corp.	12,400	651,442
Nissan Motor Co. Ltd.	43,400	421,958
Nitori Holdings Co. Ltd.	600	98,307
Nitto Denko Corp.	3,700	364,693
Nomura Holdings Inc.	68,200	408,633
Nomura Real Estate Master Fund Inc.	124	157,015
NTT DOCOMO Inc.	24,800	644,350
Olympus Corp.	6,200	255,413

Security	Shares	Value
Japan (continued)
Omron Corp.	5,200	$308,083
Ono Pharmaceutical Co. Ltd.	6,200	141,779
Oriental Land Co. Ltd./Japan	6,200	553,543
ORIX Corp.	24,800	428,606
Otsuka Holdings Co. Ltd.	6,200	275,580
Panasonic Corp.	37,200	554,485
Rakuten Inc.	18,600	190,729
Recruit Holdings Co. Ltd.	18,600	439,964
Renesas Electronics Corp.(a)	2,900	35,581
Resona Holdings Inc.	43,400	231,107
Ricoh Co. Ltd.	15,400	137,066
Ryohin Keikaku Co. Ltd.	100	31,321
Sekisui House Ltd.	12,400	232,088
Seven & i Holdings Co. Ltd.	12,400	510,272
Seven Bank Ltd.	29,200	98,112
Sharp Corp./Japan(a)	1,600	50,543
Shin-Etsu Chemical Co. Ltd.	6,200	651,830
Shionogi & Co. Ltd.	6,200	346,775
Shiseido Co. Ltd.	6,200	303,171
SMC Corp./Japan	500	203,163
SoftBank Group Corp.(b)	12,400	1,051,017
Sompo Holdings Inc	6,200	251,092
Sony Corp.	18,600	864,471
Start Today Co. Ltd.	2,200	67,334
Subaru Corp.	6,200	203,278
Sumco Corp.	2,500	63,067
Sumitomo Chemical Co. Ltd.	5,000	34,940
Sumitomo Corp.	31,000	482,986
Sumitomo Electric Industries Ltd.	18,600	325,527
Sumitomo Metal Mining Co. Ltd.	900	35,025
Sumitomo Mitsui Financial Group Inc.	18,600	755,768
Sumitomo Mitsui Trust Holdings Inc.	6,200	230,703
Sumitomo Realty & Development Co. Ltd.	5,000	165,140
Suzuki Motor Corp.	6,200	334,641
Sysmex Corp.(b)	4,000	304,544
T&D Holdings Inc.	12,400	204,497
Takeda Pharmaceutical Co. Ltd.	12,400	685,238
Terumo Corp.	6,200	298,074
Tohoku Electric Power Co. Inc.	12,400	164,218
Tokio Marine Holdings Inc.	12,400	549,609
Tokyo Electric Power Co. Holdings Inc.(a)	31,000	124,659
Tokyo Electron Ltd.	1,700	315,375
Tokyo Gas Co. Ltd.	12,400	291,980
Tokyu Fudosan Holdings Corp.	24,800	179,509
Toshiba Corp.(a)(b)	62,000	152,915
Tosoh Corp.	1,700	37,660
Toyota Motor Corp.	37,200	2,341,601
Unicharm Corp.	6,200	163,054
USS Co. Ltd.	6,200	131,031
Yahoo Japan Corp.	43,500	199,415
Yakult Honsha Co. Ltd.	500	39,140
Yamada Denki Co. Ltd.	24,800	135,186
Yamaha Corp.	4,800	177,150
Yamaha Motor Co. Ltd.	900	28,310
Yamato Holdings Co. Ltd.	6,200	126,072
Yaskawa Electric Corp.	2,700	119,432
Yokogawa Electric Corp.	6,200	114,687

		48,601,203
Netherlands — 1.8%
Aegon NV	25,792	160,470

194

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
AerCap Holdings NV(a)(b)	2,666	$138,552
Airbus SE	8,060	838,887
Akzo Nobel NV	3,721	335,861
Altice NV, Class A(a)(b)	5,050	39,946
ArcelorMittal(a)	9,072	274,373
ASML Holding NV	5,208	916,560
CNH Industrial NV	18,315	237,596
Ferrari NV	2,410	262,069
Fiat Chrysler Automobiles NV(a)	15,376	264,370
Heineken Holding NV	2,108	203,516
Heineken NV	3,286	335,347
ING Groep NV	51,336	927,645
Koninklijke Ahold Delhaize NV	18,807	403,529
Koninklijke DSM NV	3,039	285,463
Koninklijke KPN NV	57,040	209,612
Koninklijke Philips NV	13,779	536,009
NN Group NV	4,030	177,335
NXP Semiconductors NV(a)	4,836	548,354
QIAGEN NV(b)	5,254	166,231
Randstad Holding NV	2,123	130,972
RELX NV	14,203	325,744
STMicroelectronics NV	12,269	278,535
Unilever NV, CVA	21,576	1,244,759
Wolters Kluwer NV	5,766	299,238

		9,540,973
New Zealand — 0.0%
Fletcher Building Ltd.	19,716	93,899
Spark New Zealand Ltd.	39,990	99,344

		193,243
Norway — 0.2%
DNB ASA	15,376	281,376
Norsk Hydro ASA	23,932	163,256
Orkla ASA	15,162	152,539
Statoil ASA	16,306	328,097
Telenor ASA	9,858	221,663
Yara International ASA	3,720	165,992

		1,312,923
Portugal — 0.0%
EDP—Energias de Portugal SA	30,283	106,338
Galp Energia SGPS SA	5,597	105,809

		212,147
Singapore — 0.5%
Ascendas REIT	101,765	199,450
CapitaLand Ltd.	86,800	227,471
CapitaLand Mall Trust(b)	107,900	164,213
DBS Group Holdings Ltd.	23,400	424,397
Genting Singapore PLC	142,600	140,800
Global Logistic Properties Ltd.(b)	74,400	185,033
Hutchison Port Holdings Trust(b)	173,600	73,780
Oversea-Chinese Banking Corp. Ltd.	43,400	401,136
Singapore Press Holdings Ltd.(b)	3,700	7,581
Singapore Telecommunications Ltd.(b)	124,000	343,371
United Overseas Bank Ltd.	16,800	326,771

		2,494,003
Spain — 1.2%
Abertis Infraestructuras SA	11,174	249,946
ACS Actividades de Construccion y Servicios SA	4,203	162,872
Aena SME SA(c)	1,302	259,490
Amadeus IT Group SA	6,882	497,022

Security	Shares	Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	87,919	$752,891
Banco de Sabadell SA	89,661	180,673
Banco Santander SA	214,322	1,442,051
Bankia SA	25,714	123,744
Bankinter SA	9,129	88,244
CaixaBank SA	52,392	249,441
Enagas SA	2,061	60,588
Endesa SA	3,930	87,791
Ferrovial SA	8,425	185,792
Gas Natural SDG SA	4,092	91,629
Grifols SA	4,039	118,038
Iberdrola SA	72,260	574,854
Industria de Diseno Textil SA	13,950	494,674
International Consolidated Airlines Group SA	10,292	85,239
Red Electrica Corp. SA	5,858	132,711
Repsol SA	17,705	325,525
Telefonica SA	53,233	546,180

		6,709,395
Sweden — 1.0%
Alfa Laval AB	5,766	136,852
Assa Abloy AB, Class B	15,004	305,519
Atlas Copco AB, Class A	8,122	350,455
Atlas Copco AB, Class B	6,944	267,963
Boliden AB	5,584	177,357
Electrolux AB, Class B	4,216	140,635
Essity AB, Class B(a)	8,680	253,194
Hennes & Mauritz AB, Class B	11,656	275,667
Hexagon AB, Class B	4,402	217,196
Investor AB, Class B	6,200	290,808
Kinnevik AB, Class B	3,968	127,792
Lundin Petroleum AB(a)(b)	4,650	107,463
Millicom International Cellular SA, SDR	1,366	89,740
Nordea Bank AB	38,750	456,131
Sandvik AB	20,961	361,425
Skandinaviska Enskilda Banken AB, Class A	19,592	233,676
Skanska AB, Class B	6,262	137,954
SKF AB, Class B	6,200	140,754
Svenska Handelsbanken AB, Class A	19,902	273,195
Swedbank AB, Class A	10,354	248,353
Swedish Match AB	4,030	153,096
Telefonaktiebolaget LM Ericsson, Class B	43,090	272,223
Telia Co. AB	25,510	112,430
Volvo AB, Class B	21,711	414,736

		5,544,614
Switzerland — 3.0%
ABB Ltd., Registered	26,722	685,500
Adecco Group AG, Registered	2,604	197,299
Baloise Holding AG, Registered	1,178	181,748
Cie. Financiere Richemont SA, Class A, Registered	7,378	636,404
Coca-Cola HBC AG	2,160	69,267
Credit Suisse Group AG, Registered	30,700	520,864
Geberit AG, Registered	744	324,134
Givaudan SA, Registered	124	282,613
Julius Baer Group Ltd.	4,154	244,515
Kuehne + Nagel International AG, Registered	1,708	300,568
LafargeHolcim Ltd., Registered	6,696	366,867
Lonza Group AG, Registered	992	259,731
Nestle SA, Registered	41,540	3,564,077
Novartis AG, Registered	29,512	2,530,587

195

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Partners Group Holding AG	496	$341,459
Roche Holding AG	9,362	2,366,361
Schindler Holding AG, Participation Certificates	744	168,356
Schindler Holding AG, Registered	744	165,855
SGS SA, Registered	124	307,111
Sonova Holding AG, Registered	1,364	217,668
Swatch Group AG (The), Bearer	682	249,130
Swiss Life Holding AG, Registered	558	187,638
Swiss Prime Site AG, Registered	970	83,768
Swiss Re AG	4,030	378,396
Swisscom AG, Registered	414	218,816
UBS Group AG	49,052	848,713
Zurich Insurance Group AG	1,922	581,718

		16,279,163
United Kingdom — 6.3%
3i Group PLC	16,213	197,740
Admiral Group PLC	3,906	101,676
Anglo American PLC	19,654	361,557
Antofagasta PLC	9,672	119,076
Ashtead Group PLC	7,524	193,411
Associated British Foods PLC	5,642	225,148
AstraZeneca PLC	17,050	1,102,519
Auto Trader Group PLC(c)	22,878	104,148
Aviva PLC	51,410	355,611
Babcock International Group PLC	7,316	69,026
BAE Systems PLC	46,190	345,139
Barclays PLC	225,060	589,503
BHP Billiton PLC	29,636	539,571
BP PLC	257,548	1,705,150
British American Tobacco PLC	31,051	1,970,890
British Land Co. PLC (The)	13,206	112,442
BT Group PLC	113,956	402,301
Bunzl PLC	7,254	207,680
Burberry Group PLC	7,378	171,381
Capita PLC	11,408	72,039
Carnival PLC	3,224	207,996
Centrica PLC	73,718	144,294
Cobham PLC(a)	57,308	98,520
Compass Group PLC	22,842	463,492
Croda International PLC	2,998	173,409
Diageo PLC	33,666	1,170,517
Experian PLC	14,632	304,626
Ferguson PLC	4,041	291,557
G4S PLC	30,256	105,093
GKN PLC	28,954	121,539
GlaxoSmithKline PLC	65,906	1,141,489
Glencore PLC	167,590	770,411
Hammerson PLC	12,896	90,688
HSBC Holdings PLC	265,422	2,637,179
IMI PLC	7,253	123,314
Imperial Brands PLC	12,710	527,244
InterContinental Hotels Group PLC	3,453	203,279
Intertek Group PLC	3,720	263,361
Investec PLC	13,702	95,892
ITV PLC	56,730	122,791
J Sainsbury PLC	27,914	87,776
Johnson Matthey PLC	3,226	132,360
Kingfisher PLC	31,992	144,642
Land Securities Group PLC	10,753	135,951
Legal & General Group PLC	77,686	280,987

Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	930,744	$831,536
London Stock Exchange Group PLC	5,584	285,647
Marks & Spencer Group PLC	23,064	97,783
Meggitt PLC	16,120	105,700
Micro Focus International PLC	3,175	106,973
National Grid PLC	45,694	547,405
Next PLC	2,294	139,023
Old Mutual PLC	73,160	195,392
Pearson PLC	11,904	114,086
Prudential PLC	35,092	883,068
Randgold Resources Ltd.	1,160	106,383
Reckitt Benckiser Group PLC	8,742	767,528
RELX PLC	16,864	394,467
Rio Tinto PLC	16,988	805,199
Rolls-Royce Holdings PLC	25,358	294,173
Rolls-Royce Holdings PLC, Class C(a)	1,166,468	1,579
Royal Bank of Scotland Group PLC(a)	53,940	201,962
Royal Dutch Shell PLC, Class A, ADR	57,318	1,829,150
Royal Dutch Shell PLC, Class B	52,021	1,681,940
RSA Insurance Group PLC	19,485	160,497
Sage Group PLC (The)	20,646	216,453
Segro PLC	23,216	172,374
Severn Trent PLC	5,332	151,499
Shire PLC	12,356	612,412
Sky PLC(a)	13,578	172,128
Smith & Nephew PLC	12,958	229,782
Smiths Group PLC	8,494	170,514
SSE PLC	12,728	235,869
Standard Chartered PLC(a)	45,757	457,358
Standard Life Aberdeen PLC	39,898	232,342
Taylor Wimpey PLC	56,482	149,473
Tesco PLC	118,730	311,875
Unilever PLC	17,546	988,998
United Utilities Group PLC	12,834	142,543
Vodafone Group PLC	342,367	1,039,508
Weir Group PLC (The)	4,464	118,558
Whitbread PLC	3,224	155,714
Worldpay Group PLC(c)	11,018	62,939
WPP PLC	17,608	311,525

		34,265,770
United States — 59.1%
3M Co	7,874	1,914,484
Abbott Laboratories	22,425	1,264,097
AbbVie Inc	21,390	2,073,119
Accenture PLC, Class A	8,246	1,220,490
Activision Blizzard Inc	9,921	619,070
Acuity Brands Inc	682	116,908
Adobe Systems Inc.(a)	6,882	1,248,877
Advance Auto Parts Inc.(b)	1,240	125,240
Advanced Micro Devices Inc.(a)(b)	11,284	122,883
AES Corp./VA	9,114	96,426
Aetna Inc	4,712	849,008
Affiliated Managers Group Inc	992	197,081
Aflac Inc	5,270	461,863
AGCO Corp.	1,736	122,874
Agilent Technologies Inc	5,766	399,238
AGNC Investment Corp.	5,938	118,166
Air Products & Chemicals Inc	2,852	464,990
Akamai Technologies Inc.(a)	2,666	148,709
Albemarle Corp.	1,861	249,970

196

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Alexion Pharmaceuticals Inc.(a)	3,224	$354,027
Align Technology Inc.(a)	825	215,226
Alkermes PLC(a)	2,790	145,889
Alleghany Corp.(a)	151	88,305
Allergan PLC	4,526	786,755
Alliance Data Systems Corp.	806	192,852
Alliant Energy Corp.	4,526	204,168
Allstate Corp. (The)	5,332	547,383
Alnylam Pharmaceuticals Inc.(a)	1,158	155,797
Alphabet Inc., Class A(a)	4,030	4,175,765
Alphabet Inc., Class C(a)	4,216	4,306,265
Altria Group Inc.	25,669	1,741,128
Amazon.com Inc.(a)	5,456	6,420,348
Ameren Corp.	4,092	261,724
American Airlines Group Inc.	1,922	97,042
American Electric Power Co. Inc.	6,572	510,184
American Express Co.	10,106	987,457
American International Group Inc.	12,422	744,823
American Tower Corp.	6,076	874,519
American Water Works Co. Inc.	3,720	340,603
Ameriprise Financial Inc.	2,480	404,810
AmerisourceBergen Corp.	2,604	220,871
AMETEK Inc.	4,154	301,954
Amgen Inc.	9,734	1,709,874
Amphenol Corp.	4,836	438,093
Anadarko Petroleum Corp.	7,502	360,771
Analog Devices Inc.	5,319	458,019
Andeavor	2,294	241,948
Annaly Capital Management Inc.	16,182	188,844
ANSYS Inc.(a)	1,799	266,594
Anthem Inc.	3,596	844,916
Aon PLC	3,743	524,843
Apache Corp.	5,208	217,851
Apple Inc.	69,944	12,019,876
Applied Materials Inc.	16,521	871,813
Arch Capital Group Ltd.(a)	2,542	240,702
Archer-Daniels-Midland Co.	8,060	321,433
Arconic Inc.	5,874	144,559
Arista Networks Inc.(a)	446	103,972
Arrow Electronics Inc.(a)	1,860	150,158
Assurant Inc.	1,240	125,079
AT&T Inc.	80,166	2,916,439
Autodesk Inc.(a)	3,348	367,276
Autoliv Inc.	1,364	174,483
Automatic Data Processing Inc.	6,138	702,556
AutoZone Inc.(a)	434	298,054
AvalonBay Communities Inc.	1,984	359,759
Avery Dennison Corp.	1,984	226,414
Avnet Inc.	2,542	105,264
Axis Capital Holdings Ltd.	2,108	110,438
Baker Hughes a GE Co.	5,952	176,953
Ball Corp.	5,208	207,851
Bank of America Corp.	135,222	3,809,204
Bank of New York Mellon Corp. (The)	14,198	777,199
Baxter International Inc.	6,634	434,726
BB&T Corp.	11,409	563,833
Becton Dickinson and Co.	3,294	751,724
Berkshire Hathaway Inc.(a)(b)	15,774	3,044,540
Best Buy Co. Inc.	4,340	258,707
Biogen Inc.(a)	2,976	958,778

Security	Shares	Value
United States (continued)
BioMarin Pharmaceutical Inc.(a)	2,976	$255,341
BlackRock Inc.(e)	1,612	807,918
Boeing Co. (The)	7,812	2,162,362
BorgWarner Inc.	3,286	182,964
Boston Properties Inc.	2,356	295,395
Boston Scientific Corp.(a)	20,212	531,171
Brighthouse Financial Inc.(a)	1,341	78,837
Bristol-Myers Squibb Co.	22,255	1,406,293
Broadcom Ltd.	5,518	1,533,673
Brown-Forman Corp., Class B	3,720	222,456
Bunge Ltd.	2,170	145,195
CA Inc.	4,774	157,876
Cabot Oil & Gas Corp.	7,564	218,978
Campbell Soup Co.	3,410	168,113
Capital One Financial Corp.	6,882	633,144
Cardinal Health Inc.	4,464	264,224
CarMax Inc.(a)	3,162	217,893
Carnival Corp.	5,022	329,644
Caterpillar Inc.	7,750	1,093,913
CBRE Group Inc., Class A(a)	4,898	212,377
CBS Corp., Class B, NVS	5,351	299,977
CDK Global Inc.	2,542	175,627
Celanese Corp., Series A	2,418	259,306
Celgene Corp.(a)	10,726	1,081,503
Centene Corp.(a)	2,914	297,490
CenterPoint Energy Inc.	6,510	195,365
CenturyLink Inc.	14,144	206,361
Cerner Corp.(a)	4,216	298,029
CF Industries Holdings Inc.	3,540	132,644
CH Robinson Worldwide Inc.	2,542	220,264
Charles Schwab Corp. (The)	16,864	822,795
Charter Communications Inc., Class A(a)	2,864	934,265
Chemours Co. (The)	2,239	115,085
Cheniere Energy Inc.(a)(b)	3,472	167,767
Chevron Corp.	24,986	2,973,084
Chipotle Mexican Grill Inc.(a)(b)	434	132,105
Chubb Ltd.	5,899	897,297
Church & Dwight Co. Inc.	4,712	221,888
Cigna Corp.	3,596	761,381
Cimarex Energy Co.	1,488	172,772
Cincinnati Financial Corp.	2,356	176,064
Cintas Corp.	1,798	283,077
Cisco Systems Inc.	65,472	2,442,106
CIT Group Inc.	3,720	185,405
Citigroup Inc.	36,828	2,780,514
Citizens Financial Group Inc.	8,460	344,322
Citrix Systems Inc.(a)	2,666	233,622
Clorox Co. (The)	2,109	293,763
CME Group Inc.	4,588	686,090
CMS Energy Corp.	4,960	247,504
Coca-Cola Co. (The)	52,576	2,406,404
Cognex Corp.	439	60,832
Cognizant Technology Solutions Corp., Class A	8,308	600,502
Colgate-Palmolive Co.	11,222	813,034
Comcast Corp., Class A	63,364	2,378,685
Comerica Inc.	3,782	315,078
Conagra Brands Inc.	6,820	254,591
Concho Resources Inc.(a)	2,170	303,496
ConocoPhillips	16,368	832,804
Consolidated Edison Inc.	4,464	397,475

197

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Constellation Brands Inc., Class A	2,604	$566,604
Continental Resources Inc./OK(a)(b)	1,620	76,675
Corning Inc.	15,004	485,980
Costco Wholesale Corp.	5,952	1,097,727
Coty Inc., Class A	6,718	115,751
CR Bard Inc.	1,116	374,909
Crown Castle International Corp.	5,518	623,534
Crown Holdings Inc.(a)	2,976	177,756
CSX Corp.	13,392	746,604
Cummins Inc.	2,356	394,394
CVS Health Corp.	13,578	1,040,075
Danaher Corp.	8,122	766,392
Darden Restaurants Inc.	2,170	182,974
DaVita Inc.(a)	2,480	151,429
Deere & Co.	3,782	566,771
Dell Technologies Inc., Class V(a)	3,411	266,877
Delphi Automotive PLC	3,676	384,767
Delta Air Lines Inc.	1,632	86,365
DENTSPLY SIRONA Inc.	3,782	253,432
Devon Energy Corp.	6,820	262,775
Digital Realty Trust Inc.	2,976	347,299
Discover Financial Services	5,642	398,325
Discovery Communications Inc., Class A(a)	2,108	40,094
Discovery Communications Inc., Class C, NVS(a)(b)	4,030	72,862
DISH Network Corp., Class A(a)	3,348	169,576
Dollar General Corp.	4,092	360,423
Dollar Tree Inc.(a)	3,286	337,669
Dominion Energy Inc.	7,998	672,872
Dover Corp.	2,790	272,611
DowDuPont Inc.	29,857	2,148,510
DR Horton Inc.	5,456	278,256
Dr Pepper Snapple Group Inc.	3,224	290,773
DTE Energy Co.	2,666	308,110
Duke Energy Corp.	8,680	774,082
Duke Realty Corp.	7,688	216,263
DXC Technology Co.	4,265	410,037
Eastman Chemical Co.	2,356	217,624
Eaton Corp. PLC	6,076	472,591
Eaton Vance Corp., NVS	2,480	137,094
eBay Inc.(a)	15,190	526,637
Ecolab Inc.	3,906	530,904
Edison International	4,898	398,060
Edwards Lifesciences Corp.(a)	3,100	363,320
Electronic Arts Inc.(a)	4,402	468,153
Eli Lilly & Co.	13,826	1,170,233
Emerson Electric Co.	8,742	566,656
Entergy Corp.	2,790	241,279
EOG Resources Inc.	7,502	767,605
EQT Corp.	2,560	152,576
Equifax Inc.	1,984	226,414
Equinix Inc.	1,116	518,371
Equity Residential	5,084	339,713
Essex Property Trust Inc.	1,054	260,327
Estee Lauder Companies Inc. (The), Class A	3,100	386,973
Everest Re Group Ltd.	718	157,673
Eversource Energy	4,836	313,615
Exelon Corp.	12,276	512,032
Expedia Inc.	1,798	220,255
Expeditors International of Washington Inc.	3,596	232,949
Express Scripts Holding Co.(a)	7,940	517,529

Security	Shares	Value
United States (continued)
Exxon Mobil Corp.	55,056	$4,585,614
F5 Networks Inc.(a)	1,302	174,728
Facebook Inc., Class A(a)	32,178	5,701,298
Fastenal Co.	4,278	224,124
Federal Realty Investment Trust	1,550	204,926
FedEx Corp.	3,472	803,629
Fidelity National Information Services Inc.	4,464	421,089
Fifth Third Bancorp	12,152	370,758
First Republic Bank/CA	2,976	284,327
FirstEnergy Corp.	6,448	220,135
Fiserv Inc.(a)	3,596	472,694
FleetCor Technologies Inc.(a)	1,303	236,977
Flex Ltd.(a)(b)	10,726	193,819
FLIR Systems Inc.	3,100	144,398
Flowserve Corp.	2,790	118,798
Fluor Corp.	2,666	129,061
FMC Corp.	2,294	216,554
FNF Group	4,216	170,579
Ford Motor Co.	43,958	550,354
Fortive Corp.	4,546	339,359
Franklin Resources Inc.	5,394	233,830
Freeport-McMoRan Inc.(a)	18,042	251,145
Gap Inc. (The)	3,658	118,190
Garmin Ltd.	1,922	119,318
General Dynamics Corp.	3,658	757,791
General Electric Co.	114,328	2,091,059
General Mills Inc.	7,998	452,367
General Motors Co.	16,864	726,670
Genuine Parts Co.	2,542	236,330
GGP Inc.	8,432	198,152
Gilead Sciences Inc.	17,422	1,302,817
Global Payments Inc.	2,666	268,093
Goldman Sachs Group Inc. (The)	4,774	1,182,233
Goodyear Tire & Rubber Co. (The)	4,092	132,458
H&R Block Inc.	3,472	90,897
Halliburton Co.	11,656	486,988
Hanesbrands Inc.	5,642	117,861
Harley-Davidson Inc.	2,542	127,608
Harris Corp.	2,465	356,193
Hartford Financial Services Group Inc. (The)	5,766	331,199
Hasbro Inc.	1,737	161,576
HCA Healthcare Inc.(a)	4,340	368,900
HCP Inc.	6,882	181,960
Helmerich & Payne Inc.	1,612	94,431
Henry Schein Inc.(a)	2,431	173,695
Hershey Co. (The)	2,418	268,229
Hess Corp.	3,968	182,052
Hewlett Packard Enterprise Co.	21,088	294,178
Hilton Worldwide Holdings Inc.	3,102	240,591
HollyFrontier Corp.	3,038	135,130
Hologic Inc.(a)	4,927	205,554
Home Depot Inc. (The)	15,934	2,865,252
Honeywell International Inc.	9,424	1,469,767
Hormel Foods Corp.	4,898	178,532
Host Hotels & Resorts Inc.	10,168	201,225
HP Inc.	24,242	519,991
Humana Inc.	2,108	549,893
Huntington Bancshares Inc./OH	17,150	246,960
IAC/InterActiveCorp(a)	329	41,872
IHS Markit Ltd.(a)	5,518	246,213

198

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Illinois Tool Works Inc.	4,712	$797,506
Illumina Inc.(a)	2,170	499,165
Incyte Corp.(a)	2,666	263,907
Ingersoll-Rand PLC	3,968	347,676
Intel Corp.	60,947	2,732,864
Intercontinental Exchange Inc.	8,308	593,607
International Business Machines Corp.	11,656	1,794,674
International Flavors & Fragrances Inc.	1,426	221,657
International Paper Co.	5,456	308,864
Interpublic Group of Companies Inc. (The)	6,882	136,126
Intuit Inc.	3,596	565,363
Intuitive Surgical Inc.(a)	1,860	743,591
Invesco Ltd.	6,510	235,467
Iron Mountain Inc.	4,235	173,084
Jacobs Engineering Group Inc.	2,480	162,762
Jazz Pharmaceuticals PLC(a)	992	138,622
JB Hunt Transport Services Inc.	1,612	179,158
JM Smucker Co. (The)	1,922	224,240
Johnson & Johnson	36,097	5,029,395
Johnson Controls International PLC	12,777	480,926
JPMorgan Chase & Co.	47,616	4,976,824
Juniper Networks Inc.	6,944	192,765
Kansas City Southern	1,922	215,533
Kellogg Co.	3,906	258,421
KeyCorp	16,740	317,725
Kimberly-Clark Corp.	4,774	571,734
Kimco Realty Corp.	7,276	134,752
Kinder Morgan Inc./DE	26,226	451,874
KLA-Tencor Corp.	2,783	284,534
Kohl’s Corp.	2,914	139,785
Kraft Heinz Co. (The)	7,750	630,618
Kroger Co. (The)	13,206	341,507
L Brands Inc.	3,534	198,151
L3 Technologies Inc.	1,364	270,877
Laboratory Corp. of America Holdings(a)	1,674	264,944
Lam Research Corp.	2,955	568,335
Las Vegas Sands Corp.	5,518	382,342
Leggett & Platt Inc.	2,790	134,590
Leucadia National Corp.	6,200	163,122
Liberty Global PLC, Series A(a)	3,844	122,085
Liberty Global PLC, Series C NVS(a)	7,936	244,667
Liberty Interactive Corp. QVC Group, Series A(a)	7,440	181,536
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	4,774	194,827
Liberty Property Trust	3,162	141,911
Lincoln National Corp.	3,472	265,782
LKQ Corp.(a)	5,332	210,187
Lockheed Martin Corp.	3,436	1,096,496
Loews Corp.	4,340	218,215
Lowe’s Companies Inc.	11,594	966,592
Lululemon Athletica Inc.(a)	1,736	116,243
LyondellBasell Industries NV, Class A	4,712	493,346
M&T Bank Corp.	2,294	387,571
Macerich Co. (The)(b)	1,984	128,464
Macy’s Inc.	4,402	104,768
ManpowerGroup Inc.	1,240	159,836
Marathon Oil Corp.	12,649	187,711
Marathon Petroleum Corp.	7,440	465,967
Markel Corp.(a)	248	274,511
Marriott International Inc./MD, Class A	4,658	591,566
Marsh & McLennan Companies Inc.	6,821	572,487

Security	Shares	Value
United States (continued)
Martin Marietta Materials Inc.	992	$206,723
Marvell Technology Group Ltd.	6,320	141,189
Masco Corp.	5,704	244,759
Mastercard Inc., Class A	12,710	1,912,474
Mattel Inc.(b)	4,960	90,520
Maxim Integrated Products Inc.	4,650	243,335
McCormick & Co. Inc./MD, NVS	2,542	259,742
McDonald’s Corp.	10,974	1,887,199
McKesson Corp.	2,976	439,674
Medtronic PLC	17,856	1,466,513
MercadoLibre Inc.	495	136,194
Merck & Co. Inc.	35,860	1,981,982
MetLife Inc.	12,028	645,663
MGM Resorts International	7,254	247,506
Michael Kors Holdings Ltd.(a)	2,480	144,931
Microchip Technology Inc.	4,030	350,570
Micron Technology Inc.(a)	14,920	632,459
Microsoft Corp.	98,332	8,276,604
Mohawk Industries Inc.(a)	992	280,349
Molson Coors Brewing Co., Class B	2,666	208,215
Mondelez International Inc., Class A	20,584	883,877
Monsanto Co.	5,890	697,023
Monster Beverage Corp.(a)	5,766	361,355
Moody’s Corp.	2,914	442,404
Morgan Stanley	19,902	1,027,142
Mosaic Co. (The)	5,022	121,984
Motorola Solutions Inc.	2,666	250,897
Mylan NV(a)	6,882	251,399
Nasdaq Inc.	2,170	171,777
National Oilwell Varco Inc.	5,456	183,049
NetApp Inc.	4,092	231,239
Netflix Inc.(a)	5,890	1,104,846
New York Community Bancorp. Inc.	9,858	131,506
Newell Brands Inc.	6,596	204,278
Newfield Exploration Co.(a)(b)	3,136	96,996
Newmont Mining Corp.	8,122	300,433
News Corp., Class A	6,079	98,237
NextEra Energy Inc.	6,342	1,002,290
Nielsen Holdings PLC	4,960	182,131
NIKE Inc., Class B	17,484	1,056,383
Noble Energy Inc.	6,696	176,105
Nordstrom Inc.	2,170	98,627
Norfolk Southern Corp.	4,030	558,679
Northern Trust Corp.	3,224	315,243
Northrop Grumman Corp.	2,356	724,234
Nucor Corp.	4,526	260,245
NVIDIA Corp.	8,246	1,655,055
O’Reilly Automotive Inc.(a)	1,304	308,018
Occidental Petroleum Corp.	10,230	721,215
Omnicom Group Inc.	3,534	252,469
ONEOK Inc.	5,396	280,052
Oracle Corp.	39,990	1,961,909
PACCAR Inc.	5,084	357,558
Palo Alto Networks Inc.(a)	1,550	225,913
Parker-Hannifin Corp.	2,232	418,478
Paychex Inc.	4,712	317,165
PayPal Holdings Inc.(a)	15,686	1,187,901
Pentair PLC.	3,162	225,008
People’s United Financial Inc.	8,928	169,811
PepsiCo Inc.	18,414	2,145,599

199

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Perrigo Co. PLC	2,108	$183,839
Pfizer Inc.	78,430	2,843,872
PG&E Corp.	6,758	366,554
Philip Morris International Inc.	20,708	2,127,747
Phillips 66	6,262	610,921
Pinnacle West Capital Corp.	2,294	210,612
Pioneer Natural Resources Co.	2,356	367,630
Plains GP Holdings LP, Class A	2,356	48,510
PNC Financial Services Group Inc. (The)(e)	6,510	915,046
PPG Industries Inc.	3,844	449,171
PPL Corp.	9,566	350,785
Praxair Inc.	3,720	572,582
Priceline Group Inc. (The)(a)(b)	682	1,186,482
Principal Financial Group Inc.	4,154	294,062
Procter & Gamble Co. (The)	33,520	3,016,465
Progressive Corp. (The)	8,805	468,250
Prologis Inc.	7,564	500,964
Prudential Financial Inc.	5,890	682,298
Public Service Enterprise Group Inc.	7,626	404,636
Public Storage	2,170	462,470
PulteGroup Inc.	5,580	190,445
PVH Corp.	1,240	166,842
Qorvo Inc.(a)	2,307	176,670
QUALCOMM Inc.	19,592	1,299,733
Quest Diagnostics Inc.	2,480	244,181
Ralph Lauren Corp.	992	94,389
Range Resources Corp.	3,472	62,565
Raytheon Co.	4,154	794,037
Realty Income Corp.	4,154	229,716
Red Hat Inc.(a)	3,203	406,012
Regency Centers Corp.	3,162	214,415
Regeneron Pharmaceuticals Inc.(a)	1,116	403,836
Regions Financial Corp.	20,026	332,231
Reinsurance Group of America Inc.	832	134,826
RenaissanceRe Holdings Ltd.	403	53,458
Republic Services Inc.	4,216	273,787
Robert Half International Inc.	2,604	148,532
Rockwell Automation Inc.	2,108	407,013
Rockwell Collins Inc.	2,604	344,535
Roper Technologies Inc.	1,674	447,310
Ross Stores Inc.	5,952	452,531
Royal Caribbean Cruises Ltd.	2,356	291,861
S&P Global Inc.	3,906	646,365
salesforce.com Inc.(a)	8,990	937,837
SBA Communications Corp.(a)	1,984	336,784
SCANA Corp.	2,418	104,385
Schlumberger Ltd.	17,805	1,119,044
Scripps Networks Interactive Inc., Class A	1,364	111,630
Seagate Technology PLC	4,402	169,741
Seattle Genetics Inc.(a)	583	35,522
SEI Investments Co.	3,348	235,565
Sempra Energy	3,162	382,570
ServiceNow Inc.(a)	2,604	320,292
Sherwin-Williams Co. (The)	1,178	470,517
Simon Property Group Inc.	4,157	672,395
Sirius XM Holdings Inc.(b)	40,424	222,332
Skyworks Solutions Inc.	2,852	298,718
SL Green Realty Corp.	1,576	161,114
Southern Co. (The)	11,718	599,962
Southwest Airlines Co.	2,108	127,892

Security	Shares	Value
United States (continued)
Splunk Inc.(a)	2,294	$183,726
Sprint Corp.(a)(b)	14,328	85,825
Square Inc., Class A(a)	3,286	128,877
Stanley Black & Decker Inc.	2,356	399,648
Starbucks Corp.	19,158	1,107,716
State Street Corp.	5,263	501,827
Stericycle Inc.(a)	1,426	94,558
Stryker Corp.	4,464	696,384
SunTrust Banks Inc.	7,254	447,064
Symantec Corp.	9,443	273,564
Synchrony Financial	11,722	420,703
Synopsys Inc.(a)	3,472	313,799
Sysco Corp.	7,440	429,511
T-Mobile U.S. Inc.(a)	4,588	280,189
T Rowe Price Group Inc.	3,596	370,100
Take-Two Interactive Software Inc.(a)	852	95,041
Tapestry Inc.	4,216	175,765
Targa Resources Corp.	915	39,711
Target Corp.	7,316	438,228
TD Ameritrade Holding Corp.	4,030	206,215
TE Connectivity Ltd.	4,898	462,567
TechnipFMC PLC	7,502	214,857
TESARO Inc.(a)	318	26,903
Tesla Inc.(a)(b)	1,860	574,461
Texas Instruments Inc.	13,082	1,272,748
Textron Inc.	4,526	252,143
Thermo Fisher Scientific Inc.	5,394	1,039,747
Tiffany & Co.	2,046	193,347
Time Warner Inc.	10,292	941,821
TJX Companies Inc. (The)	8,928	674,510
Toll Brothers Inc.	3,844	193,469
Torchmark Corp.	2,243	199,291
Total System Services Inc.	3,100	230,516
Tractor Supply Co.	2,108	143,850
TransDigm Group Inc.	806	228,735
Travelers Companies Inc. (The)	3,634	492,661
Trimble Inc.(a)	4,464	187,443
TripAdvisor Inc.(a)	1,984	68,686
Twenty-First Century Fox Inc., Class A	16,988	542,597
Twenty-First Century Fox Inc., Class B	3,720	115,878
Twitter Inc.(a)	10,354	213,085
Tyson Foods Inc., Class A	4,464	367,164
U.S. Bancorp	21,886	1,207,013
UDR Inc.	4,898	192,638
Ulta Salon Cosmetics & Fragrance Inc.(a)	930	206,190
Under Armour Inc., Class A(a)(b)	2,790	37,079
Under Armour Inc., Class C(a)(b)	2,802	33,428
Union Pacific Corp.	10,974	1,388,211
United Parcel Service Inc., Class B	8,618	1,046,656
United Rentals Inc.(a)	1,550	247,194
United Technologies Corp.	10,168	1,234,904
UnitedHealth Group Inc.	12,834	2,928,334
Universal Health Services Inc., Class B	1,364	147,789
Unum Group	3,658	207,116
Valero Energy Corp.	6,324	541,461
Varian Medical Systems Inc.(a)	2,046	228,641
Veeva Systems Inc., Class A(a)	426	25,649
Ventas Inc.	5,094	326,067
VEREIT Inc.	15,996	124,769
VeriSign Inc.(a)(b)	1,984	228,358

200

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Verisk Analytics Inc., Class A(a)	2,542	$245,100
Verizon Communications Inc.	53,568	2,726,076
Vertex Pharmaceuticals Inc.(a)	3,720	536,759
VF Corp.	5,022	366,405
Viacom Inc., Class B, NVS	4,960	140,467
Visa Inc., Class A	24,428	2,750,349
VMware Inc., Class A(a)(b)	1,178	141,490
Vornado Realty Trust	2,604	202,122
Vulcan Materials Co.	2,170	272,661
Wal-Mart Stores Inc.	20,398	1,983,298
Walgreens Boots Alliance Inc.	11,780	857,113
Walt Disney Co. (The)	20,274	2,125,121
Waste Management Inc.	6,014	494,652
Waters Corp.(a)	1,612	317,838
WEC Energy Group Inc.	5,024	349,118
Wells Fargo & Co.	63,116	3,564,161
Welltower Inc.	5,022	338,784
Western Digital Corp.	4,170	328,846
Western Union Co. (The)	8,370	164,805
WestRock Co.	3,791	236,596
Weyerhaeuser Co.	10,788	381,679
Whirlpool Corp.	1,178	198,575
Williams Companies Inc. (The)	11,780	342,209
Willis Towers Watson PLC	1,798	289,118
Workday Inc., Class A(a)	1,923	198,069
WR Berkley Corp.	2,914	201,416
WW Grainger Inc.	797	176,384
Wyndham Worldwide Corp.	1,798	202,077
Wynn Resorts Ltd.	1,240	196,019
Xcel Energy Inc.	7,192	371,179
Xerox Corp.	3,208	95,149
Xilinx Inc.	4,154	288,745
XL Group Ltd.	4,154	161,258
Xylem Inc./NY	4,216	292,337
Yum! Brands Inc.	5,208	434,712
Zillow Group Inc., Class C(a)(b)	2,561	105,103
Zimmer Biomet Holdings Inc.	2,666	312,189
Zoetis Inc.	7,440	537,838

		320,865,344

Total Common Stocks — 99.3% (Cost: $465,329,197)		538,811,415

Security	Shares	Value
Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares	2,418	$328,674
Porsche Automobil Holding SE, Preference Shares	2,046	171,500
Volkswagen AG, Preference Shares	2,666	566,145

		1,066,319

Total Preferred Stocks — 0.2% (Cost: $927,523)		1,066,319

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.33%(e)(f)(g)	8,246,852	8,248,501
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.03%(e)(f)	228,472	228,472

		8,476,973

Total Short-Term Investments — 1.6% (Cost: $8,476,043)		8,476,973

Total Investments in Securities — 101.1% (Cost: $474,732,763)		548,354,707
Other Assets, Less Liabilities — (1.1)%		(5,790,972)

Net Assets — 100.0%		$542,563,735

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

201

Schedule of Investments (unaudited) (continued) November 30, 2017	iShares® MSCI World ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended November 30, 2017, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased		Shares Sold		Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Inc.	1,612	—		—		1,612	$807,918	$—		$—	$132,474
PNC Financial Services Group Inc. (The)	6,510	—		—		6,510	915,046	4,883		—	98,627
BlackRock Cash Funds: Institutional, SL Agency Shares	7,849,531	397,321	(a)	—		8,246,852	8,248,501	—	(b)	(324)	(579)
BlackRock Cash Funds: Treasury, SL Agency Shares	287,312	—		(58,840	)(a)	228,472	228,472	604		—	—

							$10,199,937	$5,487		$(324)	$230,522

(a)	Net of purchases and sales.
(b)	Does not include the income earned from the portion of this security related to the reinvestment of cash collateral received for loaned securities.

Futures Contracts

Futures contracts outstanding as of November 30, 2017 were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	9	12/15/17	$909	$13,143
S&P 500 E-Mini	10	12/15/17	1,324	50,345

				$63,488

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$538,809,836	$1,579	$—	$538,811,415
Preferred Stocks	1,066,319	—	—	1,066,319
Money Market Funds	8,476,973	—	—	8,476,973

	$548,353,128	$1,579	$—	$548,354,707

Derivative financial instruments(a)
Assets
Futures Contracts	$63,488	$—	$—	$63,488

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

202

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2018